As filed with the Securities and Exchange Commission on April 26, 2024
File No. 333-151805; 811-10559
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 39
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 141
TALCOTT RESOLUTION LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN
(Exact Name of Registrant)
TALCOTT RESOLUTION LIFE INSURANCE COMPANY
(Name of Depositor)
1 American Row
Hartford, CT 06103
(Address of Depositor’s Principal Offices)
(860) 791-0286
(Depositor’s Telephone Number, Including Area Code)
Edmund F. Murphy III
President & Chief Executive Officer
Empower Annuity Insurance Company of America
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and Address of Agent for Service)
Copy To:
Stephen E. Roth, Esq.
Eversheds Sutherland (US) LLP
700 Sixth Street, NW., Suite 700
Washington, D.C. 20001
Approximate date of proposed public offering:
As soon as practicable after the effective date of the registration statement.
It is proposed that this filing will become effective:
immediately upon filing pursuant to paragraph (b) of Rule 485
x	on May 1, 2024 pursuant to paragraph (b) of Rule 485
60 days after filing pursuant to paragraph (a)(1) of Rule 485 on pursuant to paragraph (a)(1) of Rule 485
this post-effective amendment designates a new effective date for a previously filed post- effective amendment.

Talcott Resolution Life Insurance Company
Group Variable Annuity Contracts
Separate Account Eleven
Premier InnovationsSM
Sub-Administered by Empower Annuity Insurance Company of America
Overview
This Prospectus describes information you should know before you purchase or become a Participant under a group variable annuity contract (the “Contract” or “Contracts”). Please read it carefully before you purchase or become a Participant under the Contract. We no longer sell the Contract. However, we continue to administer existing Contracts. The Contract provides for accumulation of Participant Account value and Annuity payments on a fixed and/or variable basis.
Talcott Resolution Life Insurance Company issues the Contracts for use in certain retirement programs adopted according to the Internal Revenue Code.
You or your Employer allocate your plan Contribution to “Sub-Accounts.” Sub-Accounts are subdivisions of the Separate Accounts that we established to keep your Contributions separate from our company assets. The Sub-Accounts purchase shares of underlying mutual funds (“Underlying Funds”) that have investment strategies ranging from conservative to aggressive. You choose the Sub-Accounts that meet your investment goals and risk tolerance. For additional information on the underlying Funds see Appendix A: “Underlying Funds.”
For Contracts issued in connection with Employer-sponsored retirement programs, the Contract Owner decides which Sub-Accounts described in this Prospectus are available to Participants. As a result, if you are a Participant in an Employer-sponsored retirement program, you may not be able to allocate Contributions to all of the Sub-Accounts described in this Prospectus. For additional information describing which Sub-Accounts are available to you, please refer to the materials describing your Employer’s program.
Depending on which Sub-Accounts you select, the underlying Funds may be retail mutual funds that are available to the public, or mutual funds that are only available to insurance company separate accounts. Because your Contributions purchase Sub-Accounts, you do not invest directly in any of the Underlying Funds.
The Contracts may contain a General Account option. The General Account option has certain restrictions. The General Account option and these restrictions are not described in this Prospectus. The General Account option is not required to be registered with the Securities and Exchange Commission (“SEC”).
If you decide to become a Contract Owner or a Participant, you should keep this Prospectus for your records. You can also call Empower at 1-844-804-8989 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about the Contract, and like this Prospectus, is filed with the SEC.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
The SEC doesn’t approve or disapprove these securities or determine if the information in this Prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense.
This Prospectus and the Statement of Additional Information can also be obtained from the SEC’s website (http://www.sec.gov).
This group variable annuity contract IS NOT:
♦A bank or credit union deposit or obligation
♦FDIC or NCUA insured
♦Insured by any federal government agency
♦Guaranteed by any bank or credit union
♦May go down in value
Prospectus Dated: May 1, 2024

2

3

Glossary Of Special Terms
The defined terms set out in this prospectus also appear in and apply to the related Statement of Additional Information (“SAI”).
Accumulation Period: The period before the start of Annuity payouts.
Accumulation Units: If you allocate your Contributions to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of Participant Accounts invested in the Sub-Accounts prior to Annuitization.
Annual Maintenance Fee: An annual charge we deduct from each Participant Account on a quarterly basis or on a full Surrender of a Participant Account. The charge is deducted proportionately from the Sub-Accounts and any General Account value in a Participant Account.
Annuitant: The person on whose life Annuity payouts are based.
Annuitant’s Account: An account established at the beginning of the Annuity Period for making Annuity payouts under the Contracts.
Annuity: A series of payments for life or another designated period.
Annuity Commencement Date: The date we start to make Annuity payouts to you.
Annuity Period: The period during which we make Annuity payouts to you.
Annuity Unit: A unit of measure we use to calculate the value of Annuity payments under a Variable Annuity payout option.
Approved Plan Related Investment Account: Any Participant-directed investment account under the Plan that is identified by the Contract Owner and accepted by Us for the purpose of Participant-directed transfers of amounts from the Contract for investment outside the Contract.
Beneficiary: The person or persons designated to receive Contract values in the event of the Participant’s or Annuitant’s death.
Benefit Payment: Amounts Surrendered by the Contract Owner to pay benefits to a Participant or beneficiary under the terms of the Plan. Amounts Surrendered for transfer to the funding vehicle of another investment provider or because of the termination of the Plan are not Benefit Payments.
Code: The Internal Revenue Code of 1986, as amended.
Contract Owner: The Employer or entity owning the Contract.
Contract Year: A period of 12 months beginning with the effective date of the Contract or with any anniversary of the effective date.
Contribution(s): The amount(s) paid or transferred or rolled over to Us by the Contract Owner on behalf of Participants pursuant to the terms of the Contracts.
Employer: An employer maintaining a Tax-Sheltered Annuity plan, a Deferred Compensation Plan, or an Individual Retirement Annuity plan for its employees.
Fixed Annuity: An Annuity providing for guaranteed payments which remain fixed in amount throughout the payment period and which do not vary with the investment experience of a separate account.
General Account: Our General Account that consists of all of our company assets, including any money you have invested in the General Account. The assets in the General Account are available to the creditors of Talcott Resolution.
4

Empower: Empower Annuity Insurance Company, which serves as sub-administrator of the Contracts and the Separate Account. You may contact Empower at 1-844-804-8989, Participant_services@empower-retirement.com, or at 8515 E. Orchard Rd., Greenwood Village, CO 80111.
Empower Administrative Office: Overnight mailing address: 8515 E. Orchard Rd., Greenwood Village, CO 80111. Standard mailing address: Empower Retirement, LLC, 8515 E. Orchard Rd., Greenwood Village, CO 80111.
Minimum Death Benefit: The minimum amount payable upon the death of a Participant prior to age 65 and before Annuity payments have started.
Participant (also, “you”): Any employee or former employee of an Employer or other individual with a Participant Account under a Contract.
Participant Account: An account under a Contract to which the General Account values and the Separate Account Accumulation Units are allocated on behalf of a Participant under a Contract.
Premium Tax: A tax or amount of tax, if any, charged by a state, federal, or other governmental entity on Contributions or Contract values.
Separate Account: Separate Account Eleven of Talcott Resolution Life Insurance Company.
Sub-Account Value: The value on or before the Annuity Commencement Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit value for that Sub-Account.
Surrender: Any withdrawal of Contract values.
Talcott Resolution, We, Us or Our: Talcott Resolution Life Insurance Company
Tax-Sheltered Annuity (also “Tax Deferred Annuity”): An Annuity Contract purchased by an Employer on behalf of its employees that qualifies for special tax treatment under section 403(b) of the Code.
Valuation Day: Every day the New York Stock Exchange is open for trading. The value of a Separate Account is determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.
Valuation Period: The time span between close of trading on the New York Stock Exchange from one Valuation Day to the next.
Variable Annuity: An Annuity providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying Funds of the Separate Account.
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Important Information You Should Consider About the Contract
FEES AND EXPENSES	LOCATION IN PROSPECTUS
Charges for Early Withdrawals
You do not pay a sales charge at the time you make a Contribution to your
Participant Account. But you may pay a Contingent Deferred Sales Charge
(“CDSC”) if you fully or partially surrender your Participant Account Value during the first five Contract Years. No CDSC applies in the sixth Contract
Year or later.

For example, if you made a withdrawal of $100,000.00 (a partial surrender)
from your Participant Account Value during your first Contract Year, you would pay a maximum CDSC of $5,000.00.
Contract Charges: Contingent Deferred Sales Charge
Transaction Charges
In addition to the Contingent Deferred Surrender Charge, you may be
charged for other transactions. These may include fees to set up and administer a Loan from your Participant Account Value, charges for Premium
Taxes that are imposed by a State or other government entity, or a Transfer
Fee for transfers among the Sub-Accounts that exceed twelve transfers in a
Contract Year.
Contract Charges: Loan Fees; Premium Taxes; and Transfer Fees
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year.
Please refer to your Contract specifications page for information about the specific fees you will pay each year.

The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
				Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0%	1.33%
	Investment options (Fund fees and expenses)[2]	0.30%	3.29%
	1 As a percentage of Total Value of Participant Accounts under the Contract. [2] As a percentage of Underlying Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

	Lowest Annual Cost: $1,414	Highest Annual Cost: $3,664
	Assumes: Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals
Other Plan or Participant Charges	Any plan-specific fees.	Fee Table: Participant Transaction Expenses
RISKS		LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in this Contract, including loss of principal and prior credited earnings.	Principal Risks
Not a Short Term Investment
The Contract is designed as a long-term accumulation Investment for retirement savings. It is not designed for short term investment and is not appropriate for an investor who needs ready access to cash.
Principal Risks
Risks Associated with Investment Options
•An investment in this Contract is subject to the risk of poor investment performance of the Underlying Funds available under the Contract.
•Each Underlying Fund has its own unique risks.
•You should review the prospectus for each Underlying Fund before making an investment decision.
Principal Risks
Insurance Company Risks
Any obligations, guarantees, and benefits of the Contract are subject to the claims- paying ability of the Talcott Resolution. If Talcott Resolution experiences financial distress, it may not be able to meet its obligations to you.
More information about Talcott Resolution, including its financial strength ratings, is available upon request. You may make such request by calling 844-
804-8989 or visiting https://www.talcottresolution.com
Principal Risks
RESTRICTIONS		LOCATION IN PROSPECTUS
Investments	Talcott may add or remove an Underlying Fund as an investment option under the Contract or to limit its availability to new Contributions or Transfers of Participant Account Value.	Changes to the Funds and Separate Account
Optional Benefits
Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-account will apply only to amounts remaining in the Sub-accounts. A loan that is not repaid will also reduce the death benefit.

If the Participant elects to pay third-party advisory fees out of the Contract, they may be subject to federal and state taxes, and a 10% federal tax penalty may apply if the Participant is under age 59 1∕2.
Description of the Contracts– Transfers between Sub- Accounts; Restrictions on Sub-Account Transfers
TAXES		LOCATION IN PROSPECTUS
Tax Implications
•You should consult with a tax professional to determine the tax implications of an investment in and payments received under the
Contract.
•Because you purchase the Contract through a qualified retirement plan, it does not provide any additional tax benefit.
•Earnings on your Contract are generally taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 1∕2.
Federal Tax Considerations
CONFLICTS OF INTEREST		LOCATION IN PROSPECTUS
Investment Professional Compensation
Your registered representative may receive compensation in the form of commissions for selling this Contract to you. Such compensation may influence your registered representative to recommend this Contract over another investment.
Distribution
Exchanges
Because this Contract is no longer available for sale, it should not be offered to you in exchange for another annuity contract that you own. But you should be aware, in general, that some investment professionals have a financial incentive
N/A

to offer you a new contract in place of the one that you own. You should exchange an annuity contract only if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new annuity contract rather than continue to own the existing annuity contract.

Overview of the Contract
Purpose
The Contract is designed for purchase by sponsors of retirement plans established under Sections 401(a), 403(a), 403(b), 457 and 408 of the Code as an investment option for their participants. The Contract offers a number of Underlying Funds in which participants may invest through the Sub-accounts. A General Account Option that guarantees payment of a minimum interest rate may also be available.
Phases of the Contract
The Contract has two periods: 1) the Accumulation Period and (2) the Annuity Period:
During the Accumulation Period, the Employer makes Contributions to the Contract on behalf of Plan Participants that Participants may allocate among the Sub-Accounts and, if available through the Plan, to the General Account Option. For additional information about the Underlying Funds available for investment through the Sub-Accounts, see Appendix A: Underlying Funds, at the back of this prospectus.
During the Accumulation Period, participants may request full or partial surrenders of their Participant Account value. In addition, participants may be able to request a loan from their Participant Account value.
The Accumulation Period ends on the Annuity Commencement Date when annuity payments begin. A Participant selects an Annuity Commencement Date and an Annuity Payout Option. The Contract provides five annuity options, which may be selected on either a Fixed or Variable Annuity basis or a combination thereof.
During the Annuity Period, neither partial nor full surrenders are permitted except from annuities under Annuity Payout Option No. 5 - Payments for a Designated Period – that are selected on a variable basis. Nor may Participants request a loan during the Annuity Period.
Contract Features
Death Benefit: In the event that a participant dies during the Accumulation Period, the Contract pays a death benefit equal to the Participant Account Value, less any outstanding charges and loan balances. The form of the death benefit payable is subject to any limitation imposed by the Plan and the terms of the Contract.
Withdrawal Options: Full and Partial Surrenders are permitted during the Accumulation Period. They are allowed during the Annuity Period only from an annuity under Option No. 5 – Payments for a Designated Period – that is selected on a variable basis.
Loans: Participants may request loans under certain Plans. To obtain a loan, the participant must enter into an agreement with the Contract administrator that describes the terms, conditions and fees or charges of the loan. The Plan may restrict the amount of Participant Account value available for a loan. See the more detailed section “Participant Loans”.
Systemic Withdrawal Option: If permitted by Internal Revenue Service Regulations and the Plan, Participants who have terminated their employment with the Employer may elect systemic withdrawals based on a specific payment of amount, the frequency of payments and the duration of payments, while remaining in the Accumulation Period.
Fee Table
The following tables describe the fees and expenses that you, as a Participant, will pay when opening, holding and surrendering amounts from your Participant Account. Please contact your Plan Administrator for information about the specific fees you will pay each year under the Contract.

Please note that there may be additional extra-contractual fees and charges that are not reflected in the Fee Tables, such as custodial or advisory fees that are plan and/or Participant specific, and if such costs were reflected, the cost would be higher. Depending on the type of charge, these may reduce your Participant Account Value and/or could have tax consequences. See the Section “Plan Related Expenses” under “Contract Charges” later in this Prospectus.
The Contract may be available to third-party intermediaries who may charge you a fee for their services in addition to Contract fees and expenses. If you wish to pay these fees from your Covered Account Value, then the deduction will reduce the death benefit and may be subject to state and federal income taxes and a 10% federal penalty tax may apply if you are under age 59 1∕2.
The first table describes the fees and expenses you will pay at the time you make contributions to, withdrawals from, request a Loan from, surrender you Participant Account value, or transfer Participant Account value between Sub-Accounts. State Premium Tax may also be deducted.
Participant Transaction Expenses
Sales Load on Premium Payments	None
Maximum Surrender Charge (as a % of each premium payment withdrawn)(1)	5%
Transfer Processing Fee	After the first 12 transfers in a Contract Year, we may charge $5 for each additional transfer during that Contract Year. There is no fee for the first 12 transfers during a Contract Year.
Loan Set-up Fee	$50
The next table describes the fees that you will pay each year during the time that you hold Participant Account value under the Contract (not including Underlying Fund fees and expenses).
Annual Contract Expenses
	Maximum Fee	Minimum Fee
Annual Maintenance Fee(2)	$30	$0.00
Base Contract Fee (as a percentage of average daily Sub-Account value)(3)	1.25%	0.00%
Annual Loan Administration Fee(4)	$50.00	$50.00
The next item shows the minimum and maximum total operating expenses charged by the Underlying Funds as of December 31, 2023 that you may pay periodically during the time that you participate in the Contract. A complete list of the Underlying Funds available under the Contract, including their annual expenses, may be found at the back of this Prospectus in Appendix A – Underlying Funds.
Annual Underlying Funds Operating Expenses	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.30%	3.29%
_____________________________________________________________________________________________
(1)
 We do not deduct a charge for sales expenses from premiums at the time they are paid. However, We may deduct a surrender charge when a premium is withdrawn upon a surrender or partial surrender or applied to certain annuity options during the first five years following the payment of that premium. The surrender charge is calculated as a percentage of the premium payment being withdrawn or annuitized during the applicable Premium Year. The amount of the surrender charge decreases over time, measured from the date the premium payment is credited to the Contract. The surrender charge percentages are shown below.
Premium Years Since Payment of Premium	1	2	3	4	5	6+
Charge (%)	5	4	3	2	1	0
(2)
 The Annual Maintenance Fee is deducted from each Participant Account on a quarterly basis. The maximum Annual Maintenance Fee is $30.00. The current Annual Maintenance Fee varies with the Average Participant Account Value under the Contract. For Average Participant Account Values between $0 and $19,999.00, the Annual Maintenance Fee is $20.00, for Average Participant Account Values between $20,000.00 and 39,000.00, the Annual Maintenance Fee is $10.00 and for Average Participant Account Values over $40,000.00, the Annual Maintenance Fee is $0.
(3)
 The Base Contract Fee consists of the Program and Administrative Charge, which varies with the total value of Participant Accounts under the Contract. The Program and Administrative Charge is either deducted daily (Method 1) or quarterly (Method 2), depending on which method is selected by your Employer.
(4)
 This fee does not include an interest charged under the terms of the loan.
EXAMPLE
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Participant administrative expenses, Base Contract Expenses and Underlying Fund fees and expenses.
Please note that there may be additional extra-contractual fees and charges that are not reflected in the Example, such as custodian or advisory fees that are plan and/or participant specific. Depending on the type of charge, these may reduce only your Participant Account Value, and/or could have tax consequences. See the section “Plan Related Expenses” later in this Prospectus.
The Example assumes that you invest $100,000 under the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year. In addition, this Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Underlying Funds. If these arrangements were taken into consideration, the expenses would be lower. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	If you Surrender your Contract at the end of the applicable time period
Program and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%	$9,198	$16,822	$24,481	$47,504
1.05%	$9,003	$16,252	$23,552	$45,844
0.85%	$8,808	$15,678	$22,615	$44,151
0.75%	$8,711	$15,391	$22,143	$43,291
0.65%	$8,614	$15,102	$21,670	$42,422
0.50%	$8,468	$14,669	$20,955	$41,102
0.35%	$8,321	$14,234	$20,236	$39,762
0.15%	$8,127	$13,652	$19,271	$37,944
0.00%	$7,981	$13,215	$18,541	$36,555

	If you annuitize at the end of the applicable time period
Program and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%	$4,684	$14,095	$23,565	$47,504
1.05%	$4,479	$13,505	$22,626	$45,844
0.85%	$4,274	$12,913	$21,678	$44,151
0.75%	$4,171	$12,616	$21,201	$43,291
0.65%	$4,069	$12,319	$20,722	$42,422
0.50%	$3,915	$11,871	$20,000	$41,102
0.35%	$3,761	$11,422	$19,273	$39,762
0.15%	$3,556	$10,821	$18,297	$37,944
0.00%	$3,402	$10,369	$17,559	$36,555

	If you do not Surrender your Contract
Program and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%	$4,684	$14,095	$23,565	$47,504
1.05%	$4,479	$13,505	$22,626	$45,844
0.85%	$4,274	$12,913	$21,678	$44,151
0.75%	$4,171	$12,616	$21,201	$43,291
0.65%	$4,069	$12,319	$20,722	$42,422
0.50%	$3,915	$11,871	$20,000	$41,102
0.35%	$3,761	$11,422	$19,273	$39,762
0.15%	$3,556	$10,821	$18,297	$37,944
0.00%	$3,402	$10,369	$17,559	$36,555

Principal Risks of Investing in the Contract
Not a Short Term Investment Vehicle. The Contract is designed for retirement savings or other long-term purposes. It is not appropriate for investors who need ready access to cash.
Risks Associated with Underlying Funds. The value of your investment and any returns will depend on the performance of the Underlying Fund(s) you select. You bear the risk of any decline in your Participant Account value resulting from the Underlying Fund(s)’ performance.
Company’s Claims Paying Ability. Guarantees and benefits provided by the Talcott Resolution are subject to the financial strength and claims paying ability of the company. If the Talcott experiences financial difficulty, it may not be able to make guaranteed payments that exceed the assets in the Separate Account.
Deduction of Third-Party Advisory Fees. Risks relating to the deduction of advisory fees will reduce your Participant Account Value and subject to state and federal income tax, as well as a 10% federal penalty tax if the Participant is under age 59 1/2.
Limitations on Surrenders and Withdrawals. During the first five Contract Years we will deduct a Contingent Deferred Surrender Charge if you surrender or take a withdrawal from the Contract. You should purchase the Contract only if you have the ability to keep it in force for a substantial period of time.
Contract Suspension. The Contract may be suspended where new Contributions and new Participant Accounts will not be accepted.
Tax Consequences. Withdrawals are generally taxable as ordinary income. Withdrawals before age 59 1∕2 may be subject to a tax penalty.
Cyber Security and Business Continuity Risk. Our business is highly dependent upon the effective operation of our computer systems and those of our business partners and service providers. Our business is therefore vulnerable to disruptions from utility outages and susceptible to operational and information security risks resulting from system failures and cybersecurity incidents. These risks include, among other things, the theft, misuse, corruption and destruction of electronic data, interference with or denial of service, attacks on systems or websites and other operational disruptions that could severely impede our ability to conduct our business and administer the Contract. Financial services companies and their third-party service providers are increasingly the targets of cyber-attacks involving the encryption of data (e.g., ransomware), disruptions in communications (e.g., denial of service), or unauthorized access to or release of personal or confidential information. In 2023, we were notified of a data security incident involving the MOVEit file transfer system used by numerous financial services companies. A third-party vendor uses that software on our behalf to, among other things, identify the deaths of insured persons and annuitants under life insurance policies and annuity contracts. We notified affected customers as required by law, and we continue to assess and investigate the overall impact of the incident. The techniques used to attack systems and networks change frequently, are becoming more sophisticated, and can originate from a wide variety of sources. The use of remote or flexible work arrangements, remote access tools, and mobile technology has expanded potential targets for cyber-attack.
System failures and cybersecurity incidents may adversely affect you and/or your Contract. For instance, a cyber-attack may interfere with our ability to process Contract transactions or calculate Contract values, including Accumulation Unit values, or could result in the release of confidential customer information. Such events could also adversely affect us, as they may result in regulatory fines, financial losses and reputational damage. Cybersecurity incidents may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. Although we take efforts to protect our systems from cybersecurity incidents, there can be no assurance that we or our service providers or the underlying funds will be able to avoid cybersecurity incidents affecting Contract owners in the future. It is possible that a cybersecurity incident could persist for an extended period of time without detection.
We are also exposed to risks related to natural and man-made disasters, and other severe events, such as storms, public health crises, terrorist acts, and military actions, any of which could adversely affect our business operations. While we have a business continuity plan and have taken precautions, we cannot assure you that severe events will not result in interruptions to our business operations, particularly if such events affect our computer systems or result in a significant number of our employees becoming unavailable. Interruptions to our business operations may impair our ability to effectively administer the Contract, including our ability to process orders and calculate Contract values. Additionally, our third-party service providers and other third-parties related to our business (such as financial intermediaries or underlying funds) are subject to similar risks. Successful implementation and execution of their business continuity policies and procedures are largely beyond our control. Disruptions to their business operations may impair our own business operations.Cybersecurity incidents may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. Although we take efforts to protect our systems from cybersecurity incidents, there can be no assurance that we or our service providers or the underlying funds will be able to avoid cybersecurity incidents affecting Contract owners in the future. It is possible that a cybersecurity incident could persist for an extended period of time without detection.
We are also exposed to risks related to natural and man-made disasters, and other severe events, such as storms, public health crises, terrorist acts, and military actions, any of which could adversely affect our business operations. While we have a business continuity plan and have taken precautions, we cannot assure you that severe events will not result in interruptions to our business operations, particularly if such events affect our computer systems or result in a significant number of our employees becoming unavailable. Interruptions to our business operations may impair our ability to effectively administer the Contract, including our ability to process orders and calculate Contract values. Additionally, our third-party service providers and other third-parties related to our business (such as financial intermediaries or underlying funds) are subject to similar risks. Successful implementation and execution of their business continuity policies and procedures are largely beyond our control. Disruptions to their business operations may impair our own business operations.
Talcott Resolution Life Insurance Company
Talcott Resolution Life Insurance Company is a stock life insurance company originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently re-domiciled to Connecticut. Talcott Resolution Life Insurance Company is authorized to do business in all states of the United States and the District of Columbia. In June 2018, the Company changed its name from Hartford Life and Annuity Insurance Company to Talcott Resolution Life and Annuity Insurance Company. Our corporate offices are located at 1 American Row, Hartford, CT 06103.
On January 1, 2013, Talcott Resolution entered into a reinsurance agreement and administrative services agreement with Massachusetts Mutual Life Insurance Company (“MassMutual”) to re-insure the obligations of Talcott Resolution under the Contracts and to provide administration of the Contracts.
On December 20, 2020, MassMutual entered into a reinsurance agreement and subcontractor administrative services agreement with Great-West Life & Annuity Insurance (“Great-West”) to further re-insure the obligations of Talcott Resolution under the Contracts and to provide administration of the Contracts. On September 2, 2022, Great-West Life & Annuity Insurance Company was re-named Empower Annuity Insurance Company of America (“Empower”).
Empower has primary responsibility for administration of the Contract and the Separate Account. Empower or its affiliates may also provide recordkeeping and other service to the Plan for which they receive compensation from Plan assets.
Talcott Resolution Life Insurance Company is a direct, wholly owned subsidiary of TR Re, Ltd. an approved Class E insurer under the Bermuda Monetary Authority. Our indirect parents are Talcott Resolution Life, Inc., a Delaware corporation and Talcott Holdings, L.P., a Delaware limited partnership. Our ultimate parent is Talcott Financial Group Investments, LLC. (“TFGI”), a Bermuda exempted limited liability company. We are ultimately controlled by A. Michael Muscolino and Alan Waxman.
Financial Condition of Talcott Resolution
We are obligated to pay all amounts promised to you under your Contract. All guarantees under the Contract are subject to our financial strength and claims-paying capabilities. We provide information about our financial strength in reports filed with state insurance departments. You may obtain information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.talcottresolution.com or visiting the SEC’s website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.
The Separate Account
The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into Sub-Accounts. Each Sub-account invests in a single class of shares of an Underlying Fund, which is a separate mutual fund having its own investment objectives and policies and is registered with the SEC as an open-end management investment company or portfolio thereof. We do not guarantee the investment performance of the Sub-Accounts.

Your Participant Account value allocated to the Sub-Accounts will vary with the investment performance of the Underlying Funds. You bear the full investment risk for all Contributions allocated to the Sub-Accounts of the Variable Account.
Income, gains and losses credited to, or charged against, a Sub-Account reflect the Sub-Account’s investment experience and not the investment experience of Talcott Resolution’s other assets. Assets of the Separate Account may not be used to pay any liabilities of Talcott Resolution other than those arising under the Contract.
Underlying Funds
Each Underlying Fund is registered with the SEC as a diversified open–end management investment company under the 1940 Act. But the SEC does not supervise their management, investment practices or policies. The (i) name of each Underlying Fund, (ii) its investment objective, (iii) investment adviser and any sub-adviser, (iv) current expenses and (v) performance information is provided in Appendix A: Underlying Funds. Not all Underlying Funds may be available in all states.
The Underlying Fund each issues a prospectus, which contains additional important information about the Fund. You may obtain copies of the prospectuses for the Underlying Funds by contacting Empower at 1-844-804-8989.
For Contracts issued in connection with Employer-sponsored retirement plans, the Contract owner decides which Sub-Accounts described in this prospectus are available to Participants. As a result, if you are a Participant in an Employer-sponsored Plan, you may not be able to allocate Contributions to all the Sub-Accounts described in the Prospectus. For additional information about the Sub-Accounts available to you, please refer to materials describing your employer’s Plan.
The Contract may contain a General Account option. The General Account option has certain restrictions. Neither the General Account option nor these restrictions are described in this prospectus. The General Account option is not required to be registered with the SEC.
Fees and Payments Received by Talcott Resolution from the Fund Families
On January 1, 2013, Talcott Resolution entered into a reinsurance agreement with Massachusetts Mutual Life Insurance Company (“MassMutual”) to reinsure the obligations of Talcott Resolution under the Contracts and to provide all of the administrative services necessary to support the Contracts. In this role, MassMutual receives all charges, fees, payments and compensation described in this Prospectus as payable to Talcott Resolution. On December 31, 2020, MassMutual entered into a reinsurance agreement with Empower Annuity Insurance Company of America (“Empower”) to further reinsure the obligations of Talcott Resolution under the Contracts. MassMutual also entered into an administrative services agreement and subcontract services agreement for Empower to provide all of the administrative services necessary to support the Contracts. Under these arrangements, Empower now receives (through MassMutual) all charges, fees, payments and compensation described in this Prospectus as payable to Talcott Resolution.
The Contracts are no longer available for sale. The MassMutual affiliate formerly responsible for marketing and selling the Contracts continues to pay sales commissions and other compensation to financial intermediaries for sales and marketing activities related to the Contracts.
Talcott Resolution receives substantial fees and payments with respect to the Underlying Funds that are offered as Sub-Accounts to your Plan through the Contract. These types of fees and payments, which are sometimes called “revenue sharing” payments, are among a number of factors considered when deciding to include a fund in the menu of Underlying Funds offered through the Contract. All of the Underlying Funds on the overall menu make payments to Talcott Resolution or an affiliate. These fees and payments under agreements between Talcott Resolution and the principal underwriters, transfer agents, investment advisers and/or other entities related to the Funds may be in amounts up to 0.80% of assets invested in a Underlying Fund. The fees and payments may include asset based sales compensation and service fees under distribution and/or servicing plans adopted by funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. They may also include administrative service fees and additional payments, expense reimbursements and other compensation. The fees may result in a profit to the extent they exceed expenses, including the expenses of paying compensation to broker-dealers, financial institutions and other persons for selling the Contracts.
Not all fund families pay the same amount of fees and compensation to Us and not all Funds pay according to the same formula. Because of this, the amount of the fees and payments received by Talcott Resolution varies by Fund and Talcott Resolution may receive greater or less fees and payments depending on which variable investment options your Plan selects.
For information on which Underlying Funds pay Talcott Resolution such fees and at what level, please visit https://plan.empower-retirement.com/plancloudws/fundprospectus or call 1-844-804-8989. Written information will be provided upon request.

Endorsement/Sponsorship Fees Paid By Talcott Resolution
Empower, as sub-administrator for the Talcott Resolution Contracts, has entered into endorsement/sponsorship arrangements with the National Association of Police Organizations (NAPO), Fraternal Order of Police (FOP), and National Association of Government Defined Contribution Administrators (NAGDCA). Under the arrangements, Empower pays endorsement/sponsorship fees to NAPO, FOP and NAGDCA, which allows Empower to advertise its retirement products and services to their member organizations and individuals.
For additional information on the amount of fees and payments made by Empower, as sub-administrator for the Talcott Resolution Contracts, please call 1-844-804-8989. Written information will be provided upon request.
Voting Rights
Talcott Resolution is the legal owner of all Underlying Fund shares held in the Separate Account and has the right to vote at the Fund’s shareholder meetings.
As Sub-administrator of the Separate Account, Empower has assumed responsibility of voting the shares of the Underlying Funds on behalf of Talcott Resolution. To the extent required by federal securities laws or regulations, we will:
• Notify the Contract Owner or Participant of any Fund shareholders’ meeting if the shares held for the Contract may be voted;
•Send proxy materials and a form of instructions to the Contract Owner or Participant that may be used to provide instructions on how to vote the Fund shares held for the Contract;
•Arrange for the handling and tallying of proxies received from Contract Owners or Participants;
•Vote all Fund shares attributable to a Contract according to instructions received from the Contract Owner or Participant; and
•Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.
All Fund shares for which no voting instructions are received will be voted in the same proportion as shares for which voting instructions have been received may result in a small number of Contract Owners or Participants determining the outcome of a proposal subject to a shareholder vote.
If any federal securities laws or regulations, or their present interpretation, change to permit voting shares without obtaining Contract Owner or Participant instructions, Empower may decide to do so. Contract Owners or Participants may attend any shareholder meeting at which shares held for their Contract may be voted.
During the Annuity Period under a Contract, the number of votes will decrease as the number of shares in the Underlying Funds held to fund the Annuity benefits decrease.
Changes to the Funds and Separate Account
Where permitted by applicable law, Talcott may add new Funds to the Separate Account as new Sub-Accounts, make Sub-Accounts (including new Sub-Accounts) available to such classes of Contracts as we may determine, cease to offer any Sub-Account (including closing a Sub-Account to new Contributions and transfers of Contract value), substitute the shares of any other registered investment company for the shares of any Fund held by the Separate Account as necessary to respond to changes in applicable law, or any Fund-initiated changes, events or activity, including, but not limited to, Fund mergers, Fund liquidations, Fund closures or other Fund-initiated activity, combine separate accounts, including the Separate Account, and deregister the Separate Account under the Investment Company Act of 1940, if such registration is no longer required.
If additional Sub-Accounts are made available to Participants, Talcott may or may not make them available to you based on Our assessment of marketing needs and investment conditions. We will send Contract Owners any required notice of an applicable change to the Separate Account or a Fund’s availability.
General Account Option
Important information you should know: The portion of the Contract relating to the General Account option is not registered under the Securities Act of 1933 (“1933 Act”) and the General Account option is not registered as an investment company under the Investment Company Act of 1940 (“1940 Act”). Neither the General Account option nor any interest in the General Account option is subject to the provisions or restrictions of the 1933 Act or the 1940 Act, and the staff of the Securities and Exchange Commission has not reviewed the disclosure regarding the General Account option.
The General Account option is funded through the General Account of Talcott Resolution. Contributions and Contract values allocated to the General Account are subject to the financial strength and claims paying ability of Talcott Resolution.
Declared Rate of Interest
Talcott Resolution credits interest on Contributions made to the General Account at a rate We declare for any period of time that we determine. We may change the declared interest rate from time to time at Our discretion.
Guaranteed Rate of Interest
Talcott Resolution guarantees a minimum rate of interest. The declared interest rate will not be less than the minimum guaranteed rate of interest.
Distributions and Transfers
Distributions and transfers from the General Account within a reasonable period of time after a Participant request is received at the Empower Administrative Office. However, under certain conditions, transfers from the General Account may be limited or deferred. Distributions may be subject to a contingent deferred sales charge and may be deferred.
The General Account is subject to Talcott Resolution’s claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Talcott Resolution’s ability to honor all guarantees under the Contract is subject to its claims-paying capabilities and/or financial strength.
Guaranteed Separate Account
We may also offer some Contract Owners a similar declared interest rate option through a guaranteed separate account. The portion of a Contract relating to such a guaranteed separate account is not registered under the 1933 Act and the guaranteed separate account is not registered as an investment company under the 1940 Act. All guarantees are subject to Our claims paying ability.
Contract Charges
Contingent Deferred Sales Charge
The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contracts, including:
•the cost of preparing sales literature,
•commissions and other compensation paid to broker dealers and their registered representatives, and
•other promotional and distribution related activities.
If the Contingent Deferred Sales Charge is not sufficient to cover sales and distribution expenses, We pay those expenses from Our general assets, including surplus. Surplus might include profits resulting from unused Program Charges.
We do not deduct a sales charge at the time Contributions are made to the Contract. We may assess a Contingent Deferred Sales Charge when you partially or fully Surrender amounts held in your Participant Account under the Contract. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender from your Participant Account and the number of Contract Years completed with respect to your Participant Account before the Surrender. We do not assess a Contingent Deferred Sales Charge after the fifth Contract Year.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:
Contract Years	Contingent Deferred Sales Charge as a percentage of Participant Account value Surrendered
During the First Year	5%
During the Second Year	4%
During the Third Year	3%
During the Fourth Year	2%
During the Fifth Year	1%
During the Sixth Year and thereafter	0%
➣ Example: You request a full Surrender when the value of your Participant Account is $1,000 and the applicable Contingent Deferred Sales Charge is 5%: Your Sub-Account(s) will be surrendered by $1,000 and you will receive $950 (i.e., the $1,000 Surrender less the 5% Contingent Deferred Sales Charge).
If you request a partial Surrender and ask for a specific dollar amount, the Contingent Deferred Sales Charge will be calculated on the total amount that must be withdrawn from your Sub-Account(s) to provide you with the amount requested.
➣ Example: You ask for $1,000 when the applicable Contingent Deferred Sales Charge is 5%: Your Sub-Account(s) will be reduced by $1,052.63 (i.e., a total withdrawal of $1,052.63 made up of $52.63 in Contingent Deferred Sales Charge plus the $1,000 you requested). The net amount of $1,000 is paid to you.
We may reduce the amount or term of the Contingent Deferred Sales Charge (See “Experience Rating under the Contracts” and “Negotiated Charges and Fees”).
When you request a full Surrender, the Contingent Deferred Sales Charge is deducted from the amount Surrendered and the balance is paid to you.
The following Surrenders are NOT subject to a Contingent Deferred Sales Charge:
• Benefit Payments — We do not assess a Contingent Deferred Sales Charge on amounts Surrendered from the Contract to pay benefits to a Participant or a beneficiary under the terms of your Plan. We call these amounts “Benefit Payments”. Amounts Surrendered for transfer to the funding vehicle of another investment provider or Surrendered because of the termination of your Plan are not Benefit Payments. Upon Our request, the Contract Owner must provide documentation acceptable to us that a Surrender is a Benefit Payment.
•Plan Related Expenses — We do not assess a Contingent Deferred Sales Charge on amounts Surrendered from the Contract to pay certain administrative expenses or other Plan Related Expenses including, fees to consultants, auditors, third-party administrators and other plan service providers. We call these amounts “Plan Related Expenses.” Upon Our request, the Contract Owner must provide Us with reasonable documentation that a Surrender is a Plan Related Expense.
•Transfer to an Approved Plan Related Investment Account — We do not assess a Contingent Deferred Sales Charge on amounts Surrendered from the Contract to transfer to an Approved Plan Related Investment Account. An Approved Plan Related Investment Account is a separate Participant directed investment account under your Plan that your Employer identifies and We accept for the purpose of Participant directed transfers of amounts from the Contract for investment outside of the Contract.
We will allocate the deduction of the Contingent Deferred Sales Charge among all Sub-Accounts and any General Account value in a Participant Account on a prorate basis unless you elect a different allocation of the deduction for the Contingent Deferred Sales Charge.
Annual Maintenance Fee
The Annual Maintenance Fee is an annual fee that we deduct from the value of each Participant Account on a quarterly basis during the Accumulation Period. This means during the year We deduct 25 percent of the Annual Maintenance Fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account. The maximum Annual Maintenance Fee permitted under the Contracts is $30. We determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan’s Contract for the calendar year, using the table below based on the average of all Participant Account values under your plan’s Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan’s Contract as of the last Valuation Day of the prior year. The Annual Maintenance Fee will be as set forth in the table below; however, We may charge the maximum Annual Maintenance Fee of $30 if a plan negotiates additional services under the Contract. The Annual Maintenance Fee helps to compensate Us for Our administrative services related to maintaining the Contract and the Participant Accounts.
Average Participant Account Value under Your Contract	Amount of the Annual Maintenance Fee
$0 to $19,999.99	$20
$20,000.00 to $39,999.99	$10
$40,000.00 and over	$0
The Annual Maintenance Fee may be reduced or waived (See “Experience Rating under the Contracts” and “Negotiated Charges and Fees”). We may also reduce or waive some or all of the Annual Maintenance Fee for plans that use a third-party administrator with systems that are compatible with Our own.
Program and Administrative Charge
For providing administrative services, We deduct a daily charge at an annual rate against all Contract values in the Sub-Accounts. This charge continues for the life of the Contract. The rate of the charge depends on the total value of the aggregate Participant Accounts within the Contract anticipated by your Employer within 24 months of initial purchase by your Employer. If the actual total value of the aggregate Participant Accounts within the Contract is lesser than the anticipated level, We may increase the Program and Administrative Charge on a going forward basis. In no event will the charge exceed 1.25%.
Before Annuity Commencement Date
Total Value of Participant Accounts under a Contract	Program and Administrative Charge
$0 to $3,499,999.99	1.25%
$3,500,000.00 to $4,999,999.99	1.05%
$5,000,000.00 to $24,999,999.99	0.85%
$25,000,000.00 to $34,999,999.99	0.75%
$35,000,000.00 to $49,999,999.99	0.65%
$50,000,000.00 to $69,999,999.99	0.50%
$70,000,000.00 to $84,999,999.99	0.35%
$85,000,000.00 to $99,999,999.99	0.15%
$100,000,000.00 and over	0.00%
After Annuity Commencement Date
Program and Administrative Charge
All Participants	1.25%
When your Employer purchases the Contract, your Employer chooses one of the following two methods that the Program and Administrative charge is deducted under the Contract:
Method One: The Program and Administrative Charge is deducted daily. It is assessed as a percentage of the net asset value of each Fund when Accumulation Unit or Annuity Unit values are determined each day.
Method Two: The Program and Administrative Charge is deducted each calendar quarter. It is assessed as a percentage of the average daily assets of the Sub-Accounts during the calendar quarter. The charge is deducted from your Participant Account by redeeming the Accumulation Units or Annuity Units in proportion to the dollar amount of the charge. Method Two is not available to Contracts issued in New York.
We provide various administrative support services for plans. These services include recordkeeping, statements of account, internet and automated voice response account access, and participant educational materials. The Program and Administrative Charge compensates Us for providing administrative services under the Contracts.
If the Program and Administrative Charge under a Contract is insufficient to cover actual costs incurred by Us, We will bear the loss. If the Program and Administrative Charge exceeds these costs, We will keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the Program and Administrative Charge.

We may reduce the Program and Administrative Charge under the Contracts (See “Experience Rating under the Contracts” and “Negotiated Charges and Fees”).
Loan Fees
Loans may be subject to a one-time set-up fee of $50. In addition, loans may also be subject to an annual loan administration fee of $50. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.
Premium Taxes
We reserve the right to deduct a charge for Premium Tax imposed on Us by a state or other governmental entity. Certain states and municipalities impose a Premium Tax. In some cases, Premium Taxes are deducted at the time purchase payments are made; in other cases Premium Tax is assessed on the Annuity Commencement Date. We will pay Premium Taxes at the time imposed under applicable law. At Our sole discretion, We may deduct Premium Taxes at the time We pay such taxes to the applicable taxing authorities, at the time the Contract is surrendered, at the time a death benefit is paid, or at the time a Participant annuitizes.
Transfer Fee
You can transfer your Participant Account values between or among the Sub-Accounts up to 12 times per Participant Contract Year. A Transfer Fee of $5 may apply to each transfer in excess of 12 made in a Participant Contract Year. We do not currently charge the $5 Transfer Fee. The Transfer Fee does not apply to Contracts issued in New York.
Experience Rating under the Contracts
We may apply experience credits under a Contract based on investment, administrative or other factors, including, but not limited to: (1) the total number of Participants, (2) the sum of all Participants’ Account values, (3) the allocation of Contract values between the General Account and the Separate Accounts under the Contract, (4) present or anticipated levels of Contributions, distributions, transfers, administrative expenses or commissions, and (5) whether We are the exclusive annuity contract provider. Experience credits can take the form of a reduction in the deduction for Program and Administrative Charges, a reduction in the term or amount of any applicable Contingent Deferred Sales Charges, an increase in the rate of interest credited under the Contract, a reduction in the amount of the Annual Maintenance Fee or any combination of the foregoing. We may apply experience credits either prospectively or retrospectively. We may apply and allocate experience credits in such manner as We deem appropriate. Any such credit will not be unfairly discriminatory against any person, including the affected Contract Owners or Participants. Experience credits have been given in certain cases. Owners of Contracts receiving experience credits will receive notification regarding such credits. Experience credits may be discontinued at Our sole discretion in the event of a change in applicable factors. For Contracts issued in New York, We may only apply experience credits prospectively.
Negotiated Charges and Fees
The charges and fees described in this section vary from Contract to Contract, depending on plan characteristics. The Contract Owner can negotiate charges and fees. This flexibility allows Us and the Contract Owner to custom design a charge and fee structure that meets the financial goals of both the Contract Owner and Talcott Resolution.
Charges of the Funds
The Separate Account purchases shares of the Funds at net asset value. The net asset value of the fund reflects investment advisory fees, distribution fees and operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the Underlying Fund’s prospectuses.
Plan Related Expenses
The Contract Owner may direct Us to deduct amounts from the assets under a Contract to pay certain administrative expenses or other Plan-related Expenses including, but not limited to, fees to consultants, auditors, counsel, Talcott Resolution and other Plan service providers. We will deduct and pay such amounts to the Contract Owner or as directed by the Contract Owner. We may agree to include these amounts as an adjustment to the charge for administrative undertakings for the Separate Account.
You should consult a tax advisor regarding the tax treatment of adviser fee payments. Please consult with your investment adviser before requesting us to pay financial adviser fees from this Contract compared to other assets you may have.

Any financial adviser fee you pay is in addition to this Contract’s fees and expenses.
You should ask your financial adviser about compensation they receive for this Contract. We are not an investment adviser, and we do not provide investment advice in connection with sales of the Contract. We are not a fiduciary to you, and do not make recommendations or assess suitability.
Description of the Contracts
The Contracts are group variable annuity contracts offered to:
•Tax deferred annuity programs adopted according to Section 403(b) of the Code by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Code;
•Deferred compensation plans as defined in Section 457 of the Code sponsored by governmental employers or by certain tax-exempt organizations described in Section 501(c)(3) of the Code;
•Retirement plans qualified under Sections 401(a) or 403(a) of the Code; and
•Individual Retirement Annuity programs adopted according to Section 408 of the Code.
The Contracts are not available for issuance except as described above.
It is important that you notify Empower if you change your address. If your mail is returned to Empower, we are likely to suspend future mailings until an updated address is obtained. In addition, Empower may rely on a third party, including the U.S. Postal Service, to update your current address. Failure to give Empower a current address may result in payments due and payable on your Participant Account being considered abandoned property under state law (unless preempted by ERISA), and remitted to the applicable state.
Assignments
The Contract and a Participant’s interest in a Contract cannot be assigned, transferred, or pledged.
Pricing and Crediting of Contributions
Initial Contributions to your Participant Account are credited within two Valuation Days of receipt of a properly completed application and the initial Contribution at the Empower Administrative Office.
If the application or other information accompanying the initial Contribution is incomplete when received, We will hold the money in a non-interest bearing account for up to five Valuation Days while We try to obtain complete information. If We cannot obtain the information within five Valuation Days, We will either return the Contribution and explain why it could not be processed or keep the Contribution if the Participant authorizes Us to keep it until the necessary information is provided.
Contributions properly designated for your Participant Account that are received prior to the close of the New York Stock Exchange will be invested on the same Valuation Day. Subsequent Contributions properly designated for your Participant Account that are received on a Non-Valuation Day or after the close of the New York Stock Exchange will be invested on the next Valuation Day.
Canceling your Certificate
If for any reason you are not satisfied with your participation in the Contract, simply return your certificate within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your participation in the Contract. We may require additional information, including a signature guarantee, before we can cancel your participation in the Contract.
Unless otherwise required by state law, We will pay you your Participant Account value as of the Valuation Day We receive your request to cancel and will refund any sales or Contract charges incurred during the period you participated in the Contract. The Participant Account value may be more or less than your Contributions depending upon the investment performance of your Participant Account. This means that you bear the risk of any decline in your Participant Account value until We receive your notice of cancellation. In certain states, however, We are required to return your Contributions without deduction for any fees or charges.

Surrender Charge Offset
You may be eligible to receive a credit to your Participant Account if you elect to make a Contribution that is transferred from a contract of another carrier within your plan. The credit is equal to the surrender charge you incurred from the other carrier when you make the transfer and is limited to a maximum credit of 7%.
Your Employer may also be eligible for a Group Surrender Charge Offset if the initial Contribution made to the Contract consists of a transfer of funds held by the Plan under an investment vehicle issued by another carrier. If, by reason of the transfer, the Plan has paid, or will pay, a surrender charge, market value adjustment or other discontinuance charge to the other carrier, Talcott Resolution will reimburse the Plan not to exceed 7% of transferred assets.
Contribution Amounts
If the Plan adopted by the Contract Owner so provides, the Contract permits the allocation of Contributions, in multiples of 1% among the several Sub-Accounts of the Separate Account. The minimum amount that may be allocated to any Sub-Account in a Separate Account shall not be less than $10. Such changes must be requested in the form and manner prescribed by Us.
Transfers between Sub-Accounts
During phases of your Contract when transfers are permissible, you may make transfers between Sub-Accounts according to the following policies and procedures, as they may be amended from time to time.
A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Participant Account value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when We process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to Us and your Registered Representative. Any oral communication should be re-confirmed in writing.
You may request a transfer into (purchases) a particular Sub-Account or transfers out of (redemptions) a particular Sub-Account. In addition, you may allocate Contributions to or request Surrenders from Sub-Accounts. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund We would need to sell to satisfy all Participants’ “transfer-out” requests. At the same time, We also combine all the daily requests to transfer into a particular Sub-Account or Contributions allocated to that Sub-Account and determine how many shares of that Underlying Fund We would need to buy to satisfy all Participants’ “transfer-in” requests.
In addition, many of the Underlying Funds that are available as investment options in Our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by Us or Our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.
We take advantage of Our size and available technology to combine sales of a particular Underlying Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by Us or Our affiliates. We also combine many of the purchases of that particular Underlying Fund for many of the products We offer. We then “net” these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that We sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.
For example, if We combine all transfer-out (redemption) requests and Surrenders of a Sub-Account with all other sales of that Underlying Fund from all Our other products, We may have to sell $1 million dollars of that Fund on any particular day. However, if other Participants and the owners of other products offered by Us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then We would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.
Restrictions on Sub-Account Transfers
First, you may make only one Sub-Account transfer request each day. We limit each Participants to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one “Sub-Account transfer,” however, you cannot transfer the same Participant Account value more than once a Valuation Day.
For Example:
•If the only transfer you make on a day is a transfer of $10,000 from one Sub-Account into another Sub-Account, it would count as one Sub-Account transfer.
•If, however, on a single day you transfer $10,000 out of one Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day’s transfer activity would count as one Sub-Account transfer.

•Likewise, if on a single day you transferred $10,000 out of one Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Account however you chose), that day’s transfer activity would count as one Sub-Account transfer.
•Conversely, if you have $10,000 in Participant Account value distribution among 10 different Sub-Accounts and you request to transfer the Participant Account value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.
•However, you cannot transfer the same Participant Account value more than once in one day. That means if you have $10,000 in a money market fund Sub-Account and you transfer all $10,000 into a stock fund Sub-Account, on that same day you could not then transfer the $10,000 out of the stock fund Sub-Account into another Sub-Account.
Second, you are allowed to submit a total of 20 Sub-Account transfers each Calendar Year (the “Transfer Rule”) by U.S. Mail, Voice Response Unit, internet, or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, We will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, Our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.
We may aggregate a Contract Owner’s Contracts or a Participant’s Participant Accounts for the purposes of enforcing these restrictions.
The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation program. Reallocations made based on a Fund merger or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.
We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.
Third, policies have been designed to restrict excessive Sub-Account transfers. You should not purchase or become a Participant under this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don’t purchase or become a Participant under this Contract if you plan to engage in “market timing,” which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:
Fund Trading Policies
Generally, you are subject to an Underlying Fund’s trading policies, if any. We are obligated to provide, at the Underlying Fund’s request, tax identification numbers and other shareholder identifying information contained in Our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, We have agreed to serve as a Fund’s agent to help monitor compliance with that Underlying Fund’s trading policy.
We are obligated to follow each Underlying Fund’s instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning Sub-Account transfers into an Underlying Fund or other funds within that fund complex. We are not authorized to grant exceptions to an Fund’s trading policy. Please refer to each Underlying Fund’s prospectus for more information. Transactions that cannot be processed because of the Underlying Fund’s trading policies will be considered not in good order.
In certain circumstances, the Underlying Fund’s trading policies do not apply or may be limited. For instance:
•Certain types of financial intermediaries may not be required to provide Us with shareholder information.
•“Excepted funds” such as money market funds and any Underlying Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that an Underlying Fund treats as a single investor.
•An Underlying Fund can decide to exempt categories of Contract Owners whose contracts are subject to inconsistent trading restrictions or none at all.
•Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of asset allocation programs, automatic rebalancing programs, Annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Contract; or (iv) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals, surrenders, or retirement plan contributions.

Possibility of Undetected Abusive Trading or Market Timing. We may not be able to detect or prevent all abusive trading activities. For instance,
•Since We net all the purchases and redemptions for a particular Underlying Fund for this and many of Our other products, transfers by any specific market timer could be inadvertently overlooked.
•Certain forms of variable annuities and types of Underlying Funds may be attractive to market timers. We cannot provide assurances that we will be capable of addressing possible abuses in a timely manner.
•These policies apply only to individuals and entities that own or are Participants under this Contract. However, the Underlying Funds that make up the Sub-Accounts of this Contract are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different or less restrictive transfer rules or no transfer restrictions at all.
•In some cases, We are unable to count the number of Sub-Account transfers requested by Participants or enforce the Transfer Rule because We do not keep Participant Account records for a Contract. In those cases, the Participant Account records and Participant Sub-Account transfer information are kept by the Contract Owner or its third party service provider. These Contract Owners and third party service providers may provide Us with limited information or no information at all regarding Participant Sub-Account transfers.
Impact of Frequent Transfers
We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Participant Account. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity payouts for your payee as well as reduce value of other optional benefits available under your Contract.
Separate Account investors could be prevented from purchasing Fund shares if We reach an impasse on the execution of a Fund’s trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all Our variable product investors if the Fund and We cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund’s opinion, has violated the Fund’s trading policy.
In some cases, We do not have the tax identification number or other identifying information requested by a Fund in Our records. In those cases, We rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, We may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all Participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.
General Account Option Transfers
You may make transfers out of the General Account Option to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). For all Contracts:
•Transfers of assets presently held in the General Account option to any account that we determine is a competing account, are prohibited.
•Similarly, transfers of assets presently held in any competing account to the General Account option, are prohibited.
In addition, we may limit the maximum amount transferred or Surrendered from the General Account option if the amount of any transfer or full or partial Surrender from the General Account value of a Participant’s Account in any Contract Year exceeds 1/6th of the General Account values under the Contract as of the end of the preceding Contract Year.
These restrictions apply to all transfers from the General Account Option, including all systematic transfers.
As a result of these limitations, it may take a longer period of time (i.e., several years) to move Participant Account values in the General Account Option to Sub-Accounts and therefore this may not provide an effective short-term defensive strategy.
Telephone and Internet Transfers
Transfer instructions received by telephone on any Valuation Day before the end of any Valuation Day will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.
Transfer instructions you send electronically are considered to be received by Us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact Us as soon as possible.

Telephone or internet transfer requests may be cancelled via the internet or by calling Us before the end of the Valuation Day you made the transfer request.
We, Our agents or Our affiliates are not responsible for losses resulting from telephone or electronic requests that We believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through Our website are genuine, including a requirement that Contract Owners and Participants provide certain identifying information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.
Contract Value
Your Participant Account value reflects the sum of the amounts under your Participant Account allocated to the General Account option and the Sub-Accounts.
There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit value. Therefore, on any Valuation Day the portion of your Participant Account allocated to the Sub-Accounts will reflect the investment performance of the Sub-Accounts and will fluctuate with the performance of the Underlying Funds.
Contributions made or Contract values allocated to a Sub-Account are converted into Accumulation Units by dividing the amount of the Contribution or allocation, minus any Premium Taxes, by the Accumulation Unit value for that Valuation Day. The more Contributions or Contract values allocated to the Sub-Accounts under your Participant Account, the more Accumulation Units will be reflected under your Participant Account. You decrease the number of Accumulation Units in a Sub-Account under your Participant Account by requesting Surrenders, transferring money out of a Sub-Account, submitting a Death Benefit claim or by electing an Annuity payout from your Participant Account.
To determine the current Accumulation Unit value, We take the prior Valuation Day’s Accumulation Unit value and multiply it by the Net Investment Factor for the current Valuation Day. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).
The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. At the time your Employer purchases the Contract, your Employer chooses one of the following two methods to calculate the Net Investment Factor. The value of your Participant Account will be the same, regardless of the method chosen by your Employer.
Method One
The Net Investment Factor for each Sub-Account equals:
•the net asset value per share plus applicable distributions per share of the corresponding Underlying Fund at the end of the current Valuation Day; divided by
•the net asset value per share of the corresponding Underlying Fund at the end of the prior Valuation Day; multiplied by
•the daily expense factor for the program and administrative charge and any other applicable charges, adjusted for the number of days in the period.
Method Two (not available to Contracts issued in New York)
The Net Investment Factor for each Sub-Account equals:
•the net asset value per share of the corresponding Underlying Fund at the end of the current Valuation Day; divided by
•the net asset value per share of the corresponding Underlying Fund at the end of the prior Valuation Day.
Under Method Two, the value of any applicable Underlying Fund distributions per share creates additional Accumulation Units.
We will send you a statement for each calendar quarter, that tells you how many Accumulation Units you have, their value and your total Participant Account value. You can also call (844) 804-8989 to obtain your Participant Account value or, where available, you may access your account information through our website at www.massmutual.com/govnp.
Shares of the Underlying Funds are valued at net asset value on a daily basis. A complete description of the valuation method used in valuing Fund shares may be found in the Underlying Funds’ prospectus.

Surrenders and Withdrawals
IMPORTANT TAX INFORMATION: There are certain restrictions on section 403(b) tax-sheltered annuities. As of December 31, 1988, all section 403(b) annuities have limits on full and partial surrenders. Contributions to the Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless the Contract Owner/employee has a) attained age 59 1∕2, b) a severance from employment, c) died, d) become disabled or e) experienced financial hardship (cash value increases may not be distributed for hardships prior to age 59 1∕2). Distributions prior to age 59 1∕2 due to financial hardship or separation from service may still be subject to a penalty tax of 10%. We will not assume any responsibility for determining whether a withdrawal is permissible, with or without tax penalty, in any particular situation; or in monitoring withdrawal requests regarding pre or post January 1, 1989 Contract Values. Any full or partial Surrender described above may affect the continuing tax-qualified status of some Contracts or plans and may result in adverse tax consequences to the Contract Owner. The Contract Owner, therefore, should consult with a tax adviser before undertaking any such Surrender (See “ Federal Tax Considerations”).
After termination of Contributions on your behalf and prior to your Annuity Commencement Date, you will have the following options:

1.
Continue your Participant’s Account under the Contract. Under this option, when the selected Annuity Commencement Date arrives, payments will begin under the selected Annuity payout option (See “Annuity Payout Options”). At any time before the Annuity Commencement Date, you may your Participant Account for a lump sum cash settlement in accordance with 3. below.
2.
To provide Annuity payouts immediately. The values in your Participant’s Account may be applied, subject to contractual provisions, to provide for Fixed or Variable Annuity payouts, or a combination thereof, commencing immediately, under the selected Annuity payout option under the Contract (See “Annuity Payout Options”).
3.
To Surrender your Account in a single sum. The amount received will be the value next computed after receipt of a written Surrender request for complete Surrender at the Empower Administrative Office, less any applicable Contingent Deferred Sales Charge, Annual Maintenance Fee and Premium Taxes. Payment will normally be made within seven days after We receive the written request.
4.
To request a partial Surrender of your Participant’s Account. Partial Surrenders are taken from the Sub-Account(s) that you specify. If you do not specify the Sub-Account(s), We will take the amount out of all applicable Sub-Account(s) on a pro rata basis. We will deduct any applicable Sales Charges from the partial Surrender (See “Contract Charges”).
5.
To begin making monthly, quarterly, semi-annual or annual withdrawals while allowing your Participant Account to remain in the Accumulation Period. Your Participant Account remains subject to the Annual Maintenance Fee and any fluctuations in the investment results of the Sub-Accounts or any of the underlying investments. You may transfer the values of your Participant Account from one or more Sub-Accounts or the General Account option to any other Sub-Account, the General Account option or to any combination thereof, subject to Contract restrictions (See “Systematic Withdrawal Option”).
Systematic Withdrawal Option
If permitted by IRS regulations and the terms of the Plan, a Participant can make withdrawals while allowing his or her Participant Account to remain in the Accumulation Period under the Contract. Eligibility under this provision is limited to Participants who have terminated their employment with the Employer at the time they elect the Systematic Withdrawal Option (“SWO”). Payments are limited to 18.0% of the Participant’s Account annually. The minimum payment amount is $100. SWO payments generally are taxable as ordinary income and, if made prior to age 59 1∕2 , an IRS tax penalty may apply. Any Contingent Deferred Sales Charge otherwise applicable is waived on SWO payments.
Participants elect the specific dollar amount to be withdrawn, the frequency of payments (monthly, quarterly, semi-annually or annually) and the duration of payments (either a fixed number of payments or until the Participant’s Account is depleted). The duration of payments may not extend beyond the Participant’s life expectancy as of the beginning date of SWO payments or the joint and last survivor life expectancy of the Participant and the Participant’s Beneficiary. Participants may not elect the SWO if there is an outstanding loan amount.
A Participant can change the terms of a SWO as often as four times in each calendar year, can terminate the SWO at any time, and can elect one of the five available Annuity options or a partial or full lump sum withdrawal. If a partial or full lump sum withdrawal is elected within 12 months of a SWO payment, the Contingent Deferred Sales Charge that was previously waived, if any, will be deducted from the Participant’s Account upon withdrawal. Unless you direct otherwise, SWO payments will be deducted on a pro rata basis from the General Account option and each Sub-Account to which the Participant’s Account is allocated.
The SWO may only be elected pursuant to an election on a form provided by Us. Election of the SWO does not affect Participants’ other rights under the Contracts.
Payment of Surrender Value
Payments from the Sub-Accounts may be delayed beyond seven days only for periods (1) during which the New York Stock Exchange is closed other than customary weekend or holidays closings, or during which trading on the New York Stock Exchange is restricted; (2) during which an emergency exists that makes the valuation and disposal of the securities not reasonably practical; and (3) such other periods that the SEC may by order permit for the protection of investors.
Annuity Options
You are not required to annuitize this Contract. A Participant selects an Annuity Commencement Date (usually between the Participant’s 50th birthday and the date on which the Participant attains age 70 1∕2) and an Annuity payout option. The Annuity Commencement Date may be any day of any month before or including the month of a Participant’s 75th birthday, or an earlier date if prescribed by applicable law.
The Annuity Commencement Date and/or the Annuity payment option may be changed from time to time, but any such change must be made at least 30 days prior to the date on which Annuity payouts are scheduled to begin. Annuity payouts will normally be made on the first business day of each month, or another mutually agreed upon business day.
The Contract contains five Annuity payout options that may be selected on either a Fixed or Variable Annuity basis, or a combination thereof. If a Participant does not elect otherwise, We reserve the right to begin Annuity payouts at age 75 under Option 2 with 120 monthly payments certain. However, unless required by applicable law, We will not assume responsibility in determining or monitoring any required minimum distributions (See “Federal Tax Considerations”). Generally, depending on the terms of your retirement plan, you may select from the following payment frequencies: monthly, quarterly, semi-annually, and annually.
Annuity Payout Options
Option 1: Life Annuity where We make monthly Annuity payouts for as long as the Annuitant lives.
❖❖ Payments under this option stop with the last monthly payment preceding the death of the Annuitant, even if the Annuitant dies after one payment. This option offers the maximum level of monthly payments of any of the other life annuity options (Options 2-4) since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a Beneficiary.
Option 2: Life Annuity with 120, 180 or 240 Monthly Payments Certain where We make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by Us.
Option 3: Cash Refund Life Annuity where We make monthly payments during the life of the Annuitant terminating with the last payment due prior to the death of the Annuitant, except that an additional payment will be made to the Beneficiary if (a) below exceeds (b) below:
(a)	=	total amount applied under the option at the Annuity Commencement Date
Annuity Unit value at the Annuity Commencement Date
(b)	=	number of Annuity Units represented by each monthly Annuity payout made	×	number of monthly Annuity payouts made
The amount of the additional payments is determined by multiplying the excess, if any, by the Annuity Unit value as of the date We receive Due Proof of Death.

Option 4: Joint and Last Survivor Annuity where We make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor, ending with the last payment prior to the death of the survivor.
❖When the Annuity is purchased, the Annuitant elects what percentage (50%, 662/3%, 75% or 100%) of the monthly Annuity payout will continue to be paid to the survivor.
❖Under this Option 4, it would be possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.
Option 5: Payments for a Designated Period where We agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant’s death prior to the end of the designated period, the present value of any then remaining payments will be paid in one lump sum to the Beneficiary unless other provisions have been made and approved by Us.
❖Option 5 does not involve life contingencies and does not provide any mortality guarantee.
❖Surrenders are subject to the limitations set forth in the Contract and any applicable Contingent Deferred Sales Charges (See “Contract Charges”).
For Contracts issued in New York, no surrenders are permitted by the Annuitant after Annuity payments commence under Option 5.
Once Annuity payouts have started, no Surrenders are permitted except from an annuity under Annuity Payout Option 5 - Payments for a Designated Period – that are paid on a variable basis. Such surrenders may be subject to a Contingent Deferred Sales Charge.
Options 2 and 5 are available only if the guaranteed Annuity payout period is less than the life expectancy of the Annuitant or the joint life expectancy of the Annuitant and their Joint Annuitant at the time the option becomes effective. Such life expectancy shall be computed on the basis of the mortality table prescribed by the IRS or, if none is prescribed, the mortality table then in use by Us.
We may offer other Annuity payout options from time to time. Not all Annuity payout options will be available in all states or in all Contracts.
Calculation of Annuity Payment
During the Annuity Period, your Participant Account Value will be applied to the Annuity Payout Option on either a fixed or variable basis, as you select. The minimum Annuity payout is $20. No election may be made which results in a first payment of less than $20. If at any time Annuity payouts are or become less than $20 We have the right to change the frequency of payment to intervals that will result in payments of at least $20.
Variable Annuity Payments
The value of the Annuity Unit for each Sub-Account in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of (1) the Net Investment Factor (see “Contract Value”) for the day for which the Annuity Unit value is being calculated, and (2) a factor to neutralize the assumed net investment rate discussed below.
The value of the Contract is determined as the product of the value of the Accumulation Unit credited to each Sub-Account no earlier than the close of business on the fifth business day preceding the date the first Annuity payout is due and the number of Accumulation Units credited to each Sub-Account as of the date the Annuity is to commence.
The first monthly payment varies according to the Annuity payout option selected. The Contract cites Annuity tables derived from the 1983a Individual Annuitant Mortality Table with an assumed interest rate (“A.I.R.”) of 4.00% per annum. The total first monthly Annuity payout is determined by multiplying the value (expressed in thousands of dollars) of a Sub-Account (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the Contracts. With respect to Fixed Annuities only, the current rate will be applied if it is higher than the rate under the tables in the Contract.
Level Annuity payouts would be provided if the net investment rate remained constant and equal to the A.I.R. In fact, payments will vary up or down in the proportion that the net investment rate varies up or down from the A.I.R. A higher A.I.R. may produce a higher initial payment but more slowly rising and more rapidly falling subsequent payments than would a lower interest rate assumption.
The amount of the first monthly Annuity payout, determined as described above, is divided by the value of an Annuity Unit for the appropriate Sub-Account not later than the fifth business day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of

Annuity Units remains fixed during the Annuity Period, and in each subsequent month the dollar amount of the Annuity payout is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.
The Annuity payouts will be made on the date selected. The Annuity Unit value used in calculating the amount of the Annuity payouts will be based on an Annuity Unit value determined as of the close of business on a day not more than the fifth business day preceding the date of the Annuity payout.
Here is an example of how a Variable Annuity is determined:
ILLUSTRATION OF ANNUITY PAYOUTS: (UNISEX) AGE 65, LIFE ANNUITY WITH 120 PAYMENTS CERTAIN
A.	Net amount applied	$139,782.50
B.	Initial monthly income per $1,000 of payment applied	6.13
C.	Initial monthly payment (A × B ÷ 1,000)	$856.87
D.	Annuity Unit Value	3.125
E.	Number of monthly annuity units (C ÷ D)	274.198
F.	Assume annuity unit value for second month equal to	2.897
G.	Second monthly payment (F × E)	$794.35
H.	Assume annuity unit value for third month equal to	3.415
I.	Third month payment (H × E)	$936.39
The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account.
Benefits Available Under the Contract
The following table summarizes information about the benefits under the Contract.
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Death Benefit
If the Participant dies before
his or her Annuity
Commencement Date, We
will pay a death benefit to the
Beneficiary. The death benefit
will equal the Participant’s
Account value. If no
Beneficiary is living at the
death of the Participant, the
Participant’s estate is the
Beneficiary.
		Standard	None	• The deduction of advisory fees will reduce your death benefit.
Participant Loan	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	Loan set-up fee of $50.00 and annual loan administration fee of $50.00.	• Must be permitted by the Code and the terms of the Plan.

Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Systemic Withdrawal Option	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	None
• Limited to
Participants who
have terminated
their
employment
with the
Employer;
• Duration of
payments may
not extend
beyond the
Participant’s life
expectancy;
• A Participant
may not elect
the Systemic
Withdrawal
Option if there is
an outstanding
Loan.

Death Benefits
Determination of the Beneficiary: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant’s estate is the Beneficiary.
Death before the Annuity Commencement Date: If the Participant dies before his or her Annuity Commencement Date, a death benefit will be payable to the Beneficiary. The form of the death benefit payable to the Beneficiary(ies) will be subject to the limitations of the Plan, if any, and the terms of the Contract. The death benefit shall be equal to the Participant’s Account value, reduced by any Premium Taxes not previously deducted, any unpaid fees or charges under the Contract, and any outstanding Participant loan indebtedness.
If the proceeds are taken in a single sum, payment will normally be made within seven days of Our receipt of completed settlement instructions.
You may apply the death benefit payout to any one of the Annuity payment options (See “Annuity Payout Options”) instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to Empower at the Empower Administrative Office. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant’s Account after retirement. (See “Annuity Options”)
Death on or after the Annuity Commencement Date: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or to receive the computed value.
Participant Loans
During the Accumulation Period, a Participant under a Tax-sheltered Annuity plan may request a loan from his or her Participant Account, if permitted by the Plan. Loans from a Participant’s Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, We deduct a loan set-up fee of $50. In addition, while your loan is outstanding, We deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full Surrender of your Participant Account.

When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.
Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant’s Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.

Federal Tax Considerations
General
The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on Our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income.
This summary has been prepared by Us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.
THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.
Civil Unions & Domestic Partnerships
Upon your death, a surviving spouse may have certain continuation rights under the Contract that he or she may elect to exercise for the Contract’s death benefit and any joint-life coverage under an optional living benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Parties to a civil union or domestic partnership are not treated as spouses under federal law. Consequently, certain transactions, such as change of ownership or continuation of the contract after death, may be taxable to those individuals. You should consult a tax and/or legal advisor for more information on this subject if it applies to you.
Tax Reporting
The federal, as well as state and local, tax laws and regulations require Us to report certain transactions with respect to the Contract (such as an exchange of or a distribution from the Contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide you with a copy of what was reported. This copy is not intended to supplant your own records. It is your responsibility to ensure that what you report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on your books and records. You should review whatever is reported to the taxing authorities by Us against your own records, and in consultation with your own tax advisor, and should notify Us if you find any discrepancies in case corrections have to be made.
Taxation of Talcott Resolution and the Separate Account
The Separate Account is taxed as part of Talcott Resolution which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a “regulated investment company” under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. (See “Contract Value”). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Talcott Resolution is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Talcott Resolution is the owner of the assets from which the tax benefits are derived.
Diversification of the Separate Account
For certain types of Contracts, the Internal Revenue Code (“Code”) requires that investments supporting these Contracts be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or Underlying Fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.
The Treasury Department’s diversification regulations under Code Section 817(h) require, among other things, that:
•no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,
•no more than 70% is represented by any two investments,
•no more than 80% is represented by any three investments and
•no more than 90% is represented by any four investments.
In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.
A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.
Tax Ownership of the Assets in the Separate Account
In order for certain variable annuity contracts to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the “owner” of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the “tax owner” of certain separate account assets, income and gain from such assets would be includable in the variable contract owner’s gross income. The U.S. Tax Court followed the IRS position and held that a variable contract owner would be treated for federal tax purposes as the owner of the separate account assets (Webber v. Commissioner, 14 Tax Court No. 17, June 30, 2015). The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and variable life insurance contracts. The distinction between when a variable contract owner will be determined to own the separate account under the analysis of the IRS and the Tax Court can best be illustrated by the following IRS rulings.
Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer’s separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such “public availability” means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in Our Separate Account for your Contract are available for purchase except through an insurer’s variable contracts or by other permitted entities.
Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the Underlying Fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment.

As a result, We believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, We reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.
Non-Natural Persons as Owners
Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:
•A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),
•A contract acquired by the estate of a decedent by reason of such decedent’s death,
•Certain contracts acquired with respect to tax-qualified retirement arrangements,
•Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or
•A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract’s purchase.
A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.
Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the “holder” in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a “holder.” In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the “holder.” However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.
Annuity Purchases by Nonresident Aliens and Foreign Corporations
The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Talcott Resolution. If withholding applies, We are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser’s country of citizenship or residence.
Generation Skipping Transfer Tax
Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Talcott Resolution to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
Tax-Qualified Retirement Plans
This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.
The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a “Qualified Plan” or “Plan”). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.
The following is only a general discussion about types of Qualified Plans for which the Contracts may be available. We are not the plan administrator for any Qualified Plan. The plan administrator or custodian, whichever is applicable, (but not Us) is responsible for all Plan administrative duties including, but not limited to, notification of distribution options, disbursement of Plan benefits, handling any processing and administration of Qualified Plan loans, compliance with regulatory requirements and federal and state tax reporting of income/distributions from the Plan to Plan participants and, if applicable, beneficiaries of Plan participants and IRA contributions from Plan participants. Our administrative duties are limited to administration of the Contract and any disbursements of any Contract benefits to the Owner, annuitant or beneficiary of the Contract, as applicable. Our tax reporting responsibility is limited to federal and state tax reporting of income/distributions to the applicable payee and IRA contributions from the Owner of a Contract, as recorded on Our books and records. If you are purchasing a Contract through a Qualified Plan, you should consult with your Plan administrator and/or a qualified tax adviser. You also should consult with a qualified tax adviser and/or Plan administrator before you withdraw any portion of your Contract Value.
The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into Our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.
We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.
Individual Retirement Annuities (“IRAs”)
In addition to “traditional” IRAs governed by Code Sections 408(a) and (b) (“Traditional IRAs”), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.
a.Traditional IRAs
Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions (“RMDs”) when the Owner reaches their Required Beginning Date or dies (or the distribution qualifies for one of the other exceptions to the penalty on early distributions), as described below, may result in imposition of a 25% penalty tax on any excess of the RMD amount over the amount actually distributed. This excise tax is reduced to 10% if a distribution of the shortfall is made within two years and to the date the excise tax is assessed or imposed by the IRS. In addition, any amount received before the Owner reaches age 59 1∕2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.
You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. Effective January 1, 2020, non-spouse “designated beneficiaries” of a deceased Owner must generally receive distributions within 10 years of the death of the Owner. However, the life expectancy payout option (a/k/a “IRA stretch”) is still available for non-spouse beneficiaries who are “Eligible Designated Beneficiaries” enabling them to make a tax-free “direct rollover” (in the form of a direct transfer between Plan fiduciaries, as described below in “Rollover Distributions”) from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an “inherited IRA” that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). “Eligible Designated Beneficiaries” include beneficiaries who are not more than 10 years younger, disabled, chronically ill, and minors until age of majority, at which time the 10-year rule applies. In addition, such a Plan is not required to permit such a rollover.
b.SEP IRAs
Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension (“SEP”) or a SEP IRA. A SEP IRA can have employer, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
c.SIMPLE IRAs
The Savings Incentive Match Plan for Employees of small employers (“SIMPLE Plan”) is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees (“SIMPLE IRAs”). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 25% penalty tax for failure to make a full RMD (or reduced amount), and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.
If We do not serve as the Designated Financial Institution for your employer’s SIMPLE Plan, for you to use one of Our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with Us.
d.Roth IRAs
Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner’s lifetime. Generally, however, upon the Owner’s death the amount remaining in a Roth IRA must be distributed by the end of the tenth year after such death for non-spouse designated beneficiaries or distributed over the life or life expectancy of an Eligible Designated Beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion. In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. Distributions from eligible Qualified Plans can be “rolled over” directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a “conversion” Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.

Qualified Pension or Profit-Sharing Plan or Section 401(k) Plan
Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of “incidental” death benefits, and the time when RMDs must commence. There are annual limits on contributions to 401(a) defined contribution plans generally, and to 401(k) plans specifically. Salary reduction contributions to a 401(k) option cannot exceed the lesser of a dollar limit ($23,000 in 2024) or 100% of the employee’s “includible compensation.” For participants over age 50, a special additional catch-up provision may be available ($7,500 in 2024). In addition, a Plan’s provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. In addition, elective deferrals made by participants under a 401(k) arrangement are subject to specific distribution limitations similar to those outlined below for 403(b) plans. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.
In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits “incidental” to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.
Tax-Sheltered Annuity under Section 403(b) (“TSA”)
Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code Section 501(c)(3) to purchase a “tax-sheltered annuity” (“TSA”) contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee’s gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit ($23,000 in 2024) or 100% of the employee’s “includable compensation” for the most recent full year of service, subject to other adjustments. There are also legal limits on the annual elective deferrals a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased ($7,500 in 2024). A TSA participant should contact the Plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.
A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:
a.after the employee reaches age 59 1∕2;
b.upon the employee’s separation from service;
c.upon the employee’s death or disability;
d.in the case of hardship as defined in applicable regulations (and in the case of hardship, any income attributable to such contributions may not be distributed);
e.as a qualified reservist distribution upon certain calls to active duty; or
f.with respect to amounts invested in a lifetime income investment, the date that is 90 days prior to the day that such lifetime income investment may no longer be held as an investment option under the plan.
An employer sponsoring a TSA may impose additional restrictions on your TSA through its Plan document.
Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits “incidental” to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA.
Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007,

Reg. 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant’s or beneficiary’s accumulated benefit immediately before such exchange (taking into account such participant’s or beneficiary’s accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant’s employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information.
Deferred Compensation Plans under Section 457 (“Section 457 Plans”)
Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code Section 457. For these purposes, a “governmental employer” is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an “Eligible Deferred Compensation Plan” or “Section 457(b) Plan.” Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant’s includible compensation or (2) the applicable dollar amount, ($23,000 in 2024). The Plan may provide for additional “catch-up” contributions. One catch-up contribution allows participants over age 50 to make additional contributions each year ($7,500 in 2024); while another permits 457(b) pre-retirement contributions in the three prior years to, but not including, the year the participant reaches normal retirement age. A participant cannot use both catch-up provisions concurrently. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 59 1∕2, (2) the participant has a severance from employment (including death), (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations), or (4) with respect to amounts invested in a lifetime income investment, the date that is 90 days prior to the date that such lifetime income investment may no longer be held as an investment option under the Plan.
Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts, certain other insurance contracts, and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (nongovernmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. Where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer’s general creditors under Code Section 457(b)(6).
Taxation of Amounts Received from Qualified Plans
Except under certain circumstances in the case of Roth IRAs or Roth accounts in a Qualified Plan, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other “investment in the contract.” For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, Code Section 72 provides the tax rules for determining what portion of each amount received represents a tax-free recovery of “investment in the contract”.
For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the “investment in the contract,” based on the ratio of the “investment in the contract” over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.
In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible

Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.
Penalty Taxes for Qualified Plans
Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions (“RMDs”). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform and are described in more detail below.
a.Penalty Taxes on Premature Distributions
Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1∕2. However, this 10% penalty tax does not apply to a distribution that is either:
(i)made to a beneficiary (or to the employee’s estate) on or after the employee’s death;
(ii)attributable to the employee’s becoming disabled under Code Section 72(m)(7);
(iii) part of a series of substantially equal periodic payments (not less frequently than annually  —  “SEPPs”) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary (“SEPP Exception”), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;
(iv) (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);
(v)(except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);
(vi) not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year which are not reimbursed by health insurance (without regard to whether the taxpayer deducts the unreimbursed medical expenses);
(vii) certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty;
(viii) distributions of up to $5,000 from a retirement plan in the case of a birth or adoption of a child under Code Section 72(t)(2)(H); or
(ix) certain designated qualified disaster distributions.
In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:
(i)made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;
(ii)not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7);
(iii) for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8); or
(iv) certain other exceptions to the 10% penalty tax.
If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1∕2 and (b) 5 years have elapsed since the first of these periodic payments.
For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual’s employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.
b.RMDs and 25% Penalty Tax
If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution (“RMD”) for the year, the participant is subject to a 25% penalty tax on the amount that has not been timely distributed. This excise tax is reduced to 10% if a distribution of the shortfall is made within two years and to the date the excise tax is assessed or imposed by the IRS.

An individual’s interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of  —
(i)the calendar year in which the individual attains their applicable age, or
(ii)(except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.
If the individual attains (1) age 70 1∕2 before 2020, the applicable age is 70 1∕2; (2) age 72 during or after 2020 but before 2023, the applicable age is 72; (3) age 72 during or after 2023 and age 73 before 2033, the applicable age is 73; or (4) age 74 after 2032, the applicable age is 75.
The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over  —
(a)the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or
(b)over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.
Effective January 1, 2020, non-spouse “designated beneficiaries” of a deceased plan participant Owner must generally receive distributions within 10 years of the death of the participant. However, the life expectancy payout option (a/k/a “stretch payout”) is still available for non-spouse beneficiaries who are “Eligible Designated Beneficiaries” enabling them to make a tax-free “direct rollover” (in the form of a direct transfer between Plan fiduciaries, as described below in “Rollover Distributions”) from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an “inherited IRA” that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). “Eligible Designated Beneficiaries” include beneficiaries who are not more than 10 years younger, disabled, chronically ill, and minors until age of majority, at which time the 10-year rule applies.
If an individual dies after RMDs have begun for such individual, any remainder of the individual’s interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual’s death.
The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner’s surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.
The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount. RMDs also can be made in the form of Annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.
In addition, in computing any RMD amount based on a contract’s account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 25% penalty tax for RMDs (or reduced amount) if such additional RMD amount is not timely distributed. There is a recent exception to the RMD rules for certain lifetime income annuity benefits (Qualified Longevity Annuity Contracts, or “QLAC”), provided by Revenue Ruling 2012-3 and proposed Treasury regulations.
Tax Withholding for Qualified Plans
Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. The federal income tax withholding requirements, including any “elections out” and the rate at which withholding applies are different for periodic and non-periodic distributions. Special rules apply when the distribution is an “eligible rollover distribution” from a Qualified Plan (described below in “Rollover Distributions”). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the “eligible rollover distribution,” to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in “Rollover Distributions”). Payees cannot elect out of this mandatory 20% withholding in the case of such an “eligible rollover distribution.”
Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.
Regardless of any “election out” (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee’s total tax liability.

Rollover Distributions
The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plans (a “direct transfer” or a “direct rollover”) or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a “60-day rollover”), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, We advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.
For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan and if other applicable conditions are met. Such a “direct transfer” between the same kinds of Plan is generally not treated as any form of “distribution” out of such a Plan for federal income tax purposes.
By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a “distribution” out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a “direct rollover” (made directly to another Plan) or as a “60-day rollover.” The tax restrictions and other rules for a “direct rollover” and a “60-day rollover” are similar in many ways, but if any “eligible rollover distribution” made from certain types of Qualified Plan is not transferred directly to another Plan by a “direct rollover,” then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a “60-day rollover” by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a “60-day rollover”, the amount that is not rolled over remains subject to normal income tax plus any applicable penalty.
Under Code Sections 402(f)(2)(A) and 3405(c)(3) an “eligible rollover distribution” (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a “direct rollover”) is generally any distribution to an employee of any portion (or all) of the balance to the employee’s credit in any of the following types of “Eligible Retirement Plan”: (1) a Qualified Plan under Code Section 401(a) (“Qualified 401(a) Plan”), (2) a qualified annuity plan under Code Section 403(a) (“Qualified Annuity Plan”), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an “eligible rollover distribution” does not include any distribution that is either  —
a.an RMD amount;
b.one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or
c.any distribution made upon hardship of the employee.
Before making an “eligible rollover distribution,” a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the “direct rollover” and “60-day rollover” rules and the distribution’s exposure to the 20% mandatory withholding if it is not made by “direct rollover.” Generally, under Code Sections 402(c), 403(b)(8) and 457 (e)(16), a “direct rollover” or a “60-day rollover” of an “eligible rollover distribution” can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an “eligible rollover distribution” that can qualify for a tax-free “60-day rollover” is limited to the amount that otherwise would be includable in gross income. By contrast, a “direct rollover” of an “eligible rollover distribution” can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a “predecessor” Qualified Plan.
Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free “direct rollover” or “60-day rollover” can be made between a “Non-Roth IRA” (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from Non-Roth IRA to a Roth IRA, or a “conversion” of a Non-Roth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free “direct rollover” or “60-day rollover” can be made between an “inherited IRA” (Non-Roth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a “direct rollover” or a “60-day rollover” to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a “direct rollover” or a “60-day rollover” to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no l-year limit applies to any such “direct rollover.” Similar rules apply to a “direct rollover” or a “60-day rollover” of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer’s SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a “direct rollover” or a “60-day rollover” to an Eligible Retirement Plan that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).
Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a non-spouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS and to qualified Coronavirus Related Distributions.
Distribution
The Contracts are no longer offered for sale. MML Distributors, LLC (“MMLD”), a subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), is the principal underwriter of the Contracts, which are sold by affiliated and unaffiliated broker-dealer, and financial institutions.
MMLD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The principal business address of MMLD is 1295 State Street, Springfield, MA 01111.
Financial Intermediaries receive commissions (described below under “Commissions”). Certain selected Financial Intermediaries also receive additional compensation (described below under “Additional Payments”). All or a portion of the payments made to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediaries’ internal compensation practices.
Affiliated broker-dealers also employ individuals called “wholesalers” in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract value.
Commissions
Upfront commissions paid to Financial Intermediaries generally range from 0% to up to 7% of each Contribution you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract value. MMLD pays different commissions based on the Contract variation that you buy.
Commission arrangements vary from one Financial Intermediary to another. We and MMLD are not involved in determining your Registered Representative’s compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.
Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from Ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and MMLD and its affiliates based on what you buy. Therefore, profits, and your Registered Representative’s (or their Financial Intermediary’s) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.
Additional Payments
Subject to FINRA and Financial Intermediary rules, MMLD and its affiliates also make additional payments to Financial Intermediaries (who may or may not be affiliated with Us) to encourage the sale of this Contract and other contracts that We issue to retirement programs that We or Our affiliates offer (“Additional Payments”). Additional Payments are generally based on average net assets (or aged assets) of the contracts or programs attributable to a particular Financial Intermediary, on sales of the contracts or programs attributable to a particular Financial Intermediary, and/or sales expenses. Additional Payments may be used for various purposes, and may take various forms, such as:
•Payments for access to Registered Representatives and/or Financial Intermediaries, such as through one-on-one wholesaler visits or attendance at national sales meetings or similar events.
•Payments for inclusion of Our products on a Financial Intermediary’s “preferred list”; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting Our products and services.

•Payments for various marketing expenses such as joint marketing campaigns and/or Financial Intermediary event advertising/participation; sponsorship of Financial Intermediary sales contests and/or promotions in which participants (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition; and expenses of generating clients.
•Payment and support to Underlying Fund companies including Fund related wholesaler support, training and marketing activities for certain Funds, and providing sales activity reports.
•Sales support through such things as providing hardware and software, operational and systems integration, links to Our website from a Financial Intermediary’s websites; shareholder services (including sub-accounting) sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.
•“Due diligence” payments for a Financial Intermediary’s examination of a product; payments for educational training, sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.
•Occasional meals and entertainment, tickets to sporting events and other gifts.
More Information
Modification of the Contracts
Subject to any federal and state regulatory restrictions, We may modify the Contracts at any time by written agreement between the Contract Owner and Us. No modification will affect the amount or term of any Annuities begun prior to the effective date of the modification, unless it is required to conform the Contract to, or give the Contract Owner the benefit of, any federal or state statutes or any rule or regulation of the U.S. Treasury Department or the Internal Revenue Service.
We may modify the Contract at any time if such modification: (i) is necessary to make the Contract or the Separate Account comply with any law or regulation issued by a governmental agency to which We are subject; or (ii) is necessary to assure continued qualification of the Contract under the Code or other federal or state laws relating to retirement annuities or annuity contracts; or (iii) is necessary to reflect a change in the operation of the Separate Account or the Sub-Accounts); or (iv) provides additional Separate Account options; or (v) withdraws Separate Account options. In the event of any such modification We will provide notice to the Contract Owner or to the payee(s) during the Annuity period. Talcott may also make appropriate endorsement in the Contract to reflect such modification.
We may suspend the Contract on at least 90 days written notice to the Contract Owner before the effective date of the suspension if the Contract Owner fails to assent to any modification of the Contract
Upon suspension of the Contract, We will not accept any more Contributions. Loan repayments will continue to be accepted. The suspension of the Contract will not preclude a Contract Owner from applying existing Participant’s Accounts to the purchase of Fixed or Variable Annuity Benefits. Suspension of the Contract will not affect payments to be made by Us under an Annuity that commenced prior to the date of suspension.
Reservation of Rights Under the Contract
We may, at Our sole discretion, elect not to exercise a right or reservation specified in this Contract. If we elect not to exercise a right or reservation, We are not waiving it. We may decide to exercise a right or a reservation that We previously did not exercise.
Legal Proceeding
Like other insurance companies, We are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, We do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company’s results of operations or cash flows in particular quarterly or annual periods.

Appendix A – Underlying Funds
The following is a list of the Underlying Funds currently available under the Contract. In the event more than one Underlying Funds were offered under the Contract, the Underlying Funds available to you may vary by Employer. In such an event, you should refer to your retirement plan documents for a list of Underlying Funds available to you. More information about the Underlying Fund is available in the prospectuses for the Fund, which may be amended from time to time and can be found online at https://plan.empower-retirement.com/plancloudws/fundprospectus. You can also request this information at no cost by calling (844) 804-8989 or sending an email request to participantservices@empower.com.
The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. The past performance of a Fund is not necessarily an indication of future performance.
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Value	AB Discovery Value Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	1.10%	14.77%	10.57%	7.36%
US Fund Global Bond- USD Hedged	AB Global Bond Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	0.80%	6.83%	0.88%	1.98%
US Fund Tactical Allocation	AB Global Risk Allocation Fund - Class A* Adviser: AllianceBernstein L.P. Subadviser: N/A	1.42%	6.41%	6.87%	4.75%
US Fund Large Growth	AB Growth Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	1.14%	37.49%	15.86%	13.70%
US Fund High Yield Bond	AB High Income Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	0.90%	14.33%	4.35%	3.69%
US Fund Foreign Large Value	AB International Value Fund - Class A* Adviser: AllianceBernstein L.P. Subadviser: N/A	1.25%	15.23%	6.44%	2.33%
APP A-1

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Growth	AB Sustainable International Thematic Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	1.06%	13.09%	8.02%	3.89%
US Fund Large Value	AB Value Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	0.97%	18.79%	11.37%	6.70%
US Fund Large Growth	Alger Capital Appreciation Institutional Fund - Class I Adviser: Fred Alger Management, LLC Subadviser: N/A	1.25%	42.88%	14.90%	12.14%
US Fund Mid-Cap Growth	Alger Mid Cap Growth Institutional Fund - Class I* Adviser: Fred Alger Management, LLC Subadviser: N/A	1.24%	22.68%	12.04%	8.73%
US Fund Small Growth	Alger Small Cap Growth Institutional Fund - Class I Adviser: Fred Alger Management, LLC Subadviser: N/A	1.38%	14.83%	7.63%	6.72%
US Fund Moderate Allocation	Allspring Asset Allocation Fund - Class A* Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.12%	14.32%	8.19%	4.38%
US Fund Intermediate Core Bond	Allspring Core Bond Fund - Class A* Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	0.70%	5.62%	0.91%	1.53%
US Fund Diversified Emerging Mkts	Allspring Emerging Markets Equity Fund - Class A* Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.43%	8.39%	3.34%	2.00%
APP A-2

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Value	Allspring International Equity Fund - Class A* Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.15%	15.56%	5.38%	3.05%
US Fund Utilities	Allspring Utility and Telecommunications Fund - Class A* Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.04%	-5.19%	6.75%	6.95%
US Fund Large Blend	American Century Equity Growth Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	0.91%	24.01%	11.97%	9.01%
US Fund Large Value	American Century Equity Income Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.18%	3.64%	7.80%	7.72%
US Fund Large Value	American Century Focused Large Cap Value Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.09%	5.69%	10.46%	7.59%
US Fund Intermediate Government	American Century Ginnie Mae Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	0.80%	4.45%	-0.18%	0.61%
US Fund Large Growth	American Century Growth Fund - Class A* Adviser: American Century Investment Management Inc Subadviser: N/A	1.17%	42.91%	17.76%	13.23%
US Fund Mid-Cap Growth	American Century Heritage Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.25%	20.24%	12.92%	9.07%
APP A-3

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Blend	American Century Small Company Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.11%	20.99%	9.69%	5.77%
US Fund Money Market - Taxable	American Century U.S. Government Money Market Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	0.71%	4.40%	1.44%	1.10%
US Fund Large Growth	American Funds AMCAP Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.99%	30.59%	11.73%	9.72%
US Fund Moderate Allocation	American Funds American Balanced Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.89%	13.61%	8.55%	7.18%
US Fund Large Value	American Funds American Mutual Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.91%	9.03%	10.36%	8.75%
US Fund Global Allocation	American Funds Capital Income Builder® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.92%	8.62%	6.78%	4.83%
US Fund Global Large- Stock Blend	American Funds Capital World Growth and Income FundSM - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.06%	20.42%	10.30%	6.89%
US Fund Foreign Large Growth	American Funds EuroPacific Growth Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.12%	15.29%	7.34%	4.22%
APP A-4

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	American Funds Fundamental Investors FundSM - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.93%	25.46%	13.13%	10.28%
US Fund Global Large- Stock Growth	American Funds New Perspective Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.07%	24.19%	13.16%	9.38%
US Fund Diversified Emerging Mkts	American Funds New World Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.22%	15.47%	8.21%	4.82%
US Fund Intermediate Core Bond	American Funds The Bond Fund of America® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.89%	4.42%	1.31%	1.65%
US Fund Large Growth	American Funds The Growth Fund of America® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.94%	36.76%	14.53%	11.48%
US Fund Moderately Aggressive Allocation	American Funds The Income Fund of America® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.91%	7.22%	7.71%	6.10%
US Fund Large Blend	American Funds The Investment Company of America® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.91%	28.04%	13.72%	10.22%
US Fund Global Large- Stock Growth	American Funds The New Economy Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.06%	28.70%	11.04%	9.01%
APP A-5

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	American Funds Washington Mutual Investors Fund - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.92%	16.85%	12.89%	10.22%
US Fund Mid-Cap Blend	AMG GW&K Small/Mid Cap Core Fund - Class N Adviser: AMG Funds LLC Subadviser: GW&K Investment Management, LLC	1.07%	14.51%	13.62%	8.21%
US Fund Large Growth	Ave Maria Growth Fund Adviser: Schwartz Investment Counsel Inc Subadviser: N/A	0.91%	30.29%	14.38%	11.12%
US Fund Large Blend	Ave Maria Rising Dividend Fund Adviser: Schwartz Investment Counsel Inc Subadviser: N/A	0.91%	13.19%	12.79%	9.18%
US Fund Mid-Cap Blend	Ave Maria Value Fund Adviser: Schwartz Investment Counsel Inc Subadviser: N/A	0.94%	3.52%	11.55%	6.23%
US Fund Large Blend	BlackRock Advantage Large Cap Core Fund - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: N/A	0.73%	25.28%	14.55%	10.79%
US Fund Large Growth	BlackRock Advantage Large Cap Growth Fund - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: N/A	0.87%	39.37%	17.02%	11.40%
US Fund Small Growth	BlackRock Advantage Small Cap Growth Fund - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: N/A	0.75%	18.47%	10.23%	6.93%
APP A-6

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	BlackRock Capital Appreciation Fund, Inc. - Investor A Shares Adviser: BlackRock Advisors LLC Subadviser: N/A	1.00%	48.85%	15.58%	12.37%
US Fund Large Value	BlackRock Equity Dividend Fund - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: N/A	0.93%	12.37%	11.26%	8.76%
US Fund Global Allocation	BlackRock Global Allocation Fund, Inc. - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited	1.09%	12.34%	7.29%	4.52%
US Fund Target-Date 2025	BlackRock LifePath® Dynamic 2025 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited	0.84%	12.87%	6.79%	5.23%
US Fund Target-Date 2030	BlackRock LifePath® Dynamic 2030 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited	0.84%	14.97%	8.06%	6.00%
US Fund Target-Date 2035	BlackRock LifePath® Dynamic 2035 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited	0.84%	17.00%	9.12%	6.62%
APP A-7

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2040	BlackRock LifePath® Dynamic 2040 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited	0.84%	18.90%	10.16%	7.20%
US Fund Target-Date 2045	BlackRock LifePath® Dynamic 2045 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited	0.84%	20.72%	10.82%	7.54%
US Fund Target-Date 2050	BlackRock LifePath® Dynamic 2050 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited	0.84%	21.69%	10.93%	7.63%
US Fund Target-Date 2055	BlackRock LifePath® Dynamic 2055 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited	0.84%	21.77%	11.13%	7.70%
US Fund Target-Date Retirement	BlackRock LifePath® Dynamic Retirement Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited	0.84%	12.00%	5.87%	4.45%
APP A-8

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Value	BlackRock Mid Cap Value Fund - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: N/A	1.00%	12.29%	13.37%	8.31%
US Fund Mid-Cap Growth	BlackRock Mid-Cap Growth Equity Portfolio - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: N/A	1.05%	27.93%	12.57%	11.19%
US Insurance Large Blend	BlackRock S&P 500 Index V.I. Fund - Class III Shares Adviser: BlackRock Advisors LLC Subadviser: N/A	0.39%	25.90%	15.26%	11.52%
US Fund Intermediate Core Bond	BNY Mellon Bond Market Index Fund - Investor Class* Adviser: BNY Mellon Investment Adviser, Inc Subadviser: N/A	0.40%	5.14%	0.65%	1.36%
US Fund Mid-Cap Blend	BNY Mellon Midcap Index Fund, Inc. - Investor Shares* (Closed to Contracts issued on or about 6/1/2014) Adviser: BNY Mellon Investment Adviser, Inc Subadviser: N/A	0.50%	15.89%	12.06%	8.76%
US Fund Large Blend	BNY Mellon S&P 500 Index Fund* Adviser: BNY Mellon Investment Adviser, Inc Subadviser: N/A	0.50%	25.68%	15.11%	11.48%
US Fund Small Blend	BNY Mellon Smallcap Stock Index Fund - Investor Shares* Adviser: BNY Mellon Investment Adviser, Inc Subadviser: N/A	0.50%	15.51%	10.54%	8.16%
US Fund Global Large- Stock Growth	Calamos Global Equity Fund - Class A* Adviser: Calamos Advisors LLC Subadviser: N/A	1.40%	24.28%	14.24%	8.74%
APP A-9

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Growth	Calamos International Growth Fund - Class A* Adviser: Calamos Advisors LLC Subadviser: N/A	1.20%	15.05%	9.74%	4.67%
US Fund Intermediate Core-Plus Bond	Calvert Bond Fund - Class A* Adviser: Calvert Research and Management Subadviser: N/A	0.73%	7.30%	1.83%	2.28%
US Fund Large Growth	Calvert Equity Fund - Class A Adviser: Calvert Research and Management Subadviser: Atlanta Capital Management Company,LLC	0.91%	17.93%	16.27%	12.70%
US Fund Corporate Bond	Calvert Income Fund - Class A Adviser: Calvert Research and Management Subadviser: N/A	0.93%	8.54%	2.97%	2.69%
US Fund Large Blend	ClearBridge Growth Fund - Class FI (Formerly ClearBridge Aggressive Growth Fund - Class FI) Adviser: Franklin Templeton Fund Adviser, LLC Subadviser: ClearBridge Investments, LLC	1.07%	23.78%	8.05%	6.02%
US Fund Large Blend	ClearBridge Appreciation Fund - Class A Adviser: Franklin Templeton Fund Adviser, LLC Subadviser: ClearBridge Investments, LLC	0.93%	19.45%	13.90%	10.63%
US Fund Mid-Cap Blend	ClearBridge Mid Cap Fund - Class A Adviser: Franklin Templeton Fund Adviser, LLC Subadviser: ClearBridge Investments, LLC	1.17%	13.46%	10.95%	7.03%
US Fund Small Growth	ClearBridge Small Cap Growth Fund - Class FI Adviser: Franklin Templeton Fund Adviser, LLC Subadviser: ClearBridge Investments, LLC	1.24%	8.60%	9.19%	7.71%
APP A-10

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	ClearBridge Value Trust - Class FI* Adviser: Franklin Templeton Fund Adviser, LLC Subadviser: ClearBridge Investments, LLC	1.15%	19.21%	15.01%	9.44%
US Fund Mid-Cap Growth	Columbia Acorn® Fund - Class A Adviser: Columbia Wanger Asset Management LLC Subadviser: N/A	1.08%	21.59%	7.32%	6.23%
US Fund Foreign Large Growth	Columbia Acorn® International Select Fund - Class A* Adviser: Columbia Wanger Asset Management LLC Subadviser: N/A	1.24%	18.13%	5.40%	3.61%
US Fund Large Blend	Columbia Contrarian Core Fund - Class A* Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	0.97%	31.75%	16.50%	11.49%
US Fund Large Growth	Columbia Large Cap Growth Fund - Class A Adviser: Columbia Management Investment Advisers Subadviser: N/A	1.00%	43.52%	17.94%	13.31%
US Fund Large Growth	Columbia Large Cap Growth Opportunity Fund - Class A* Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.05%	31.26%	15.98%	11.51%
US Fund Large Value	Columbia Large Cap Value Fund - Advisor Class* (Closed to Contracts issued on or about 12/31/2010) Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	0.72%	9.85%	12.20%	8.83%
APP A-11

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Value	Columbia Select Mid Cap Value Fund - Advisor Class* (Effective 7/20/2020,the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	0.88%	10.50%	13.29%	8.42%
US Fund Mid-Cap Value	Columbia Select Mid Cap Value Fund - Class A* Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.13%	10.25%	12.99%	8.14%
US Fund Small Value	Columbia Select Small Cap Value Fund - Advisor Class* Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.01%	12.64%	10.45%	6.33%
US Fund Technology	Columbia Seligman Global Technology Fund - Class A* Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.27%	45.15%	25.49%	19.80%
US Fund Technology	Columbia Seligman Technology and Information Fund - Class A Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.20%	44.22%	25.07%	19.64%
US Fund Small Value	Columbia Small Cap Value Fund I - Class A Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.24%	21.36%	13.19%	8.21%
US Fund Financial	Davis Financial Fund - Class A Adviser: Davis Selected Advisers LP Subadviser: Davis Selected Advisers (New York) Inc	0.95%	15.52%	10.46%	8.63%
APP A-12

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Davis New York Venture Fund - Class A Adviser: Davis Selected Advisers LP Subadviser: Davis Selected Advisers (New York) Inc	0.92%	30.00%	11.97%	8.70%
US Fund Intermediate Core-Plus Bond	Delaware Diversified Income Fund - Class A* Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited	0.70%	6.40%	2.06%	2.06%
US Fund Long-Term Bond	Delaware Extended Duration Bond Fund - Class A* Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited	0.82%	9.36%	2.22%	3.12%
US Fund Global Allocation	Delaware Ivy Asset Strategy Fund - Class Y Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited	1.12%	15.61%	9.48%	3.78%
APP A-13

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	Delaware Ivy Large Cap Growth Fund - Class Y* Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited	0.89%	37.83%	18.49%	14.02%
US Fund Natural Resources	Delaware Ivy Natural Resources Fund - Class Y* Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited	1.36%	1.27%	7.79%	-0.38%
US Fund Technology	Delaware Ivy Science & Technology Fund - Class Y Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited	1.24%	40.63%	17.53%	11.26%
US Fund Small Growth	Delaware Ivy Small Cap Growth Fund - Class Y* Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited	1.14%	13.34%	7.89%	7.14%
US Fund Large Growth	Domini Impact Equity Fund® - Investor Shares Adviser: Domini Impact Investments LLC Subadviser: SSGA Funds Management Inc	1.00%	28.42%	14.76%	9.40%
US Fund Large Growth	DWS Capital Growth Fund - Class A Adviser: DWS Investment Management Americas, Inc. Subadviser: N/A	0.92%	38.17%	17.05%	13.05%
US Fund Large Value	DWS CROCI® Equity Dividend Fund - Class A Adviser: DWS Investment Management Americas, Inc. Subadviser: N/A	1.02%	5.33%	8.30%	7.64%
APP A-14

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Emerging Markets Bond	DWS Emerging Markets Fixed Income Fund - Class A* Adviser: DWS Investment Management Americas, Inc. Subadviser: DWS International GmbH	1.16%	5.84%	0.01%	0.15%
US Fund Foreign Large Growth	DWS International Growth Fund - Class A* Adviser: DWS Investment Management Americas, Inc. Subadviser: N/A	1.17%	15.44%	7.09%	3.47%
US Fund Mid-Cap Blend	Eaton Vance Atlanta Capital SMID-Cap Fund - Class A Adviser: Eaton Vance Management Subadviser: Atlanta Capital Management Company,LLC	1.14%	13.72%	13.41%	10.88%
US Fund Moderate Allocation	Eaton Vance Balanced Fund - Class A Adviser: Eaton Vance Management Subadviser: N/A	0.97%	16.05%	9.53%	7.36%
US Fund High Yield Bond	Eaton Vance Income Fund of Boston - Class A* Adviser: Boston Management and Research Subadviser: Eaton Vance Advisers International Ltd.	1.00%	11.77%	5.15%	4.13%
US Fund Large Value	Eaton Vance Large-Cap Value Fund - Class A Adviser: Boston Management and Research Subadviser: N/A	1.02%	7.92%	11.59%	8.33%
US Fund Health	Eaton Vance Worldwide Health Sciences Fund - Class A* Adviser: Eaton Vance Management Subadviser: Eaton Vance Advisers International Ltd.	1.14%	5.66%	10.71%	9.18%
US Fund Aggressive Allocation	Empower Aggressive Profile Fund - Investor Class Adviser: Empower Capital Management, LLC Subadviser: N/A	1.16%	16.94%	10.86%	8.02%
APP A-15

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Value	Empower Ariel Mid Cap Value Fund - Investor Class* Adviser: Empower Capital Management, LLC Subadviser: Ariel Investments, LLC	1.05%	10.45%	10.46%	6.36%
US Fund Intermediate Core Bond	Empower Bond Index Fund - Investor Class* Adviser: Empower Capital Management, LLC Subadviser: Franklin Advisers, Inc.; Franklin Advisory Services, LLC;	0.50%	5.02%	0.50%	1.29%
US Fund Conservative Allocation	Empower Conservative Profile Fund - Investor Class* Adviser: Empower Capital Management, LLC Subadviser: N/A	0.77%	8.25%	4.59%	3.71%
US Fund Intermediate Core Bond	Empower Core Bond Fund - Investor Class * Adviser: Empower Capital Management, LLC Subadviser: Goldman Sachs Asset Management, L.P.; Wellington Management Company LLP	0.70%	6.20%	1.02%	1.63%
US Fund Intermediate Core-Plus Bond	Empower Core Strategies Flexible Bond Fund - Investor Class Adviser: Empower Capital Management, LLC Subadviser: Loomis, Sayles & Company LP; Western Asset Management Company, LLC	0.77%	6.06%	1.54%	1.45%
US Fund Foreign Large Blend	Empower Core Strategies International Equity Fund - Investor Class * Adviser: Empower Capital Management, LLC Subadviser: Franklin Templeton Institutional, LLC;LSV Asset Management;Irish Life Inv Managers Ltd;	1.00%	17.07%	7.81%	4.46%
APP A-16

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Empower Core Strategies U.S. Equity Fund - Investor Class* Adviser: Empower Capital Management, LLC Subadviser: Loomis, Sayles & Company LP;J.P. Morgan Investment Management, Inc.;Putnam Investment Management, LLC;Irish Life Inv Managers Ltd;	0.90%	22.79%	14.95%	10.91%
US Fund Diversified Emerging Mkts	Empower Emerging Markets Equity Fund - Investor Class* Adviser: Empower Capital Management, LLC Subadviser: Goldman Sachs Asset Management, L.P.; Lazard Asset Management LLC;	1.26%	9.67%	3.44%	-1.68%
US Fund High Yield Bond	Empower High Yield Bond Fund - Investor Class* Adviser: Empower Capital Management, LLC Subadviser: Putnam Investment Management, LLC	0.98%	11.14%	5.19%	4.02%
US Fund Inflation- Protected Bond	Empower Inflation- Protected Securities Fund - Investor Class* Adviser: Empower Capital Management, LLC Subadviser: Goldman Sachs Asset Management, L.P.	0.70%	4.76%	2.72%	2.20%
US Fund Foreign Large Growth	Empower International Growth Fund - Investor Class* Adviser: Empower Capital Management, LLC Subadviser: J.P. Morgan Investment Management, Inc.; Franklin Templeton Institutional, LLC	1.20%	16.54%	8.17%	3.94%
APP A-17

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Blend	Empower International Index Fund - Investor Class Adviser: Empower Capital Management, LLC Subadviser: Irish Life Inv Managers Ltd	0.65%	17.52%	7.66%	3.79%
US Fund Foreign Large Blend	Empower International Value Fund - Investor Class Adviser: Empower Capital Management, LLC Subadviser: LSV Asset Management; Massachusetts Financial Services Company	1.07%	18.03%	8.25%	5.89%
US Fund Large Growth	Empower Large Cap Growth Fund - Investor Class* Adviser: ECM Asset Management Limited Subadviser: Amundi Asset Management US	0.98%	33.57%	19.04%	14.14%
US Fund Large Value	Empower Large Cap Value Fund - Investor Class* Adviser: Empower Capital Management, LLC Subadviser: T. Rowe Price Associates, Inc.; Putnam Investment Management, LLC	0.96%	12.28%	12.35%	8.38%
US Fund Target-Date 2015	Empower Lifetime 2015 Fund - Investor Class* Adviser: Empower Capital Management, LLC Subadviser: N/A	0.77%	10.33%	6.07%	4.87%
US Fund Target-Date 2020	Empower Lifetime 2020 Fund - Investor Class* Adviser: Empower Capital Management, LLC Subadviser: N/A	0.80%	10.97%	6.45%	5.72%
US Fund Target-Date 2025	Empower Lifetime 2025 Fund - Investor Class* Adviser: Empower Capital Management, LLC Subadviser: N/A	0.82%	11.91%	7.07%	5.60%
APP A-18

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2030	Empower Lifetime 2030 Fund - Investor Class* Adviser: Empower Capital Management, LLC Subadviser: N/A	0.85%	13.07%	7.80%	6.95%
US Fund Target-Date 2035	Empower Lifetime 2035 Fund - Investor Class* Adviser: Empower Capital Management, LLC Subadviser: N/A	0.88%	14.40%	8.68%	6.58%
US Fund Target-Date 2040	Empower Lifetime 2040 Fund - Investor Class Adviser: Empower Capital Management, LLC Subadviser: N/A	0.90%	15.73%	9.42%	8.21%
US Fund Target-Date 2045	Empower Lifetime 2045 Fund - Investor Class Adviser: Empower Capital Management, LLC Subadviser: N/A	0.92%	16.73%	9.83%	7.07%
US Fund Target-Date 2050	Empower Lifetime 2050 Fund - Investor Class Adviser: Empower Capital Management, LLC Subadviser: N/A	0.92%	17.05%	9.94%	8.56%
US Fund Target-Date 2055	Empower Lifetime 2055 Fund - Investor Class Adviser: Empower Capital Management, LLC Subadviser: N/A	0.93%	17.06%	9.86%	7.00%
US Fund Target-Date 2060	Empower Lifetime 2060 Fund - Investor Class Adviser: Empower Capital Management, LLC Subadviser: N/A	0.93%	16.97%	8.66%	8.32%
US Fund Mid-Cap Value	Empower Mid Cap Value Fund - Investor Class* Adviser: Empower Capital Management, LLC Subadviser: Goldman Sachs Asset Management, L.P.	1.15%	15.15%	9.70%	8.12%
US Fund Moderate Allocation	Empower Moderate Profile Fund - Investor Class* Adviser: Empower Capital Management, LLC Subadviser: N/A	0.91%	11.93%	7.59%	5.74%
APP A-19

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Moderately Aggressive Allocation	Empower Moderately Aggressive Profile Fund - Investor Class* Adviser: Empower Capital Management, LLC Subadviser: N/A	1.01%	13.60%	8.69%	6.51%
US Fund Moderately Conservative Allocation	Empower Moderately Conservative Profile Fund - Investor Class* Adviser: Empower Capital Management, LLC Subadviser: N/A	0.83%	9.90%	6.05%	4.71%
US Fund Multisector Bond	Empower Multi-Sector Bond Fund - Investor Class* Adviser: Empower Capital Management, LLC Subadviser: Loomis, Sayles & Company LP;Virtus Fixed Income Advisers, LLC;	0.90%	7.88%	3.28%	2.68%
US Fund Large Blend	Empower S&P 500 ® Index Fund - Investor Class Adviser: Empower Capital Management, LLC Subadviser: Irish Life Inv Managers Ltd	0.51%	25.61%	15.11%	11.43%
US Fund Mid-Cap Blend	Empower S&P Mid Cap 400® Index Fund - Investor Class* Adviser: Empower Capital Management, LLC Subadviser: Irish Life Inv Managers Ltd	0.55%	15.76%	11.99%	8.66%
US Fund Small Blend	Empower S&P SmallCap 600® Index Fund - Investor Class Adviser: Empower Capital Management, LLC Subadviser: Irish Life Inv Managers Ltd	0.56%	15.47%	10.49%	8.10%
US Fund Short-Term Bond	Empower Short Duration Bond Fund - Investor Class* Adviser: Empower Capital Management, LLC Subadviser: Putnam Investment Management, LLC	0.60%	5.67%	2.21%	1.68%
APP A-20

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Growth	Empower Small Cap Growth Fund - Investor Class* Adviser: ECM Asset Management Limited Subadviser: Lord Abbett Equity Trust	1.19%	15.76%	11.36%	9.99%
US Fund Small Value	Empower Small Cap Value Fund - Investor Class* Adviser: Empower Capital Management, LLC Subadviser: Loomis, Sayles & Company LP; Hotchkis & Wiley Capital Management LLC	1.09%	17.81%	12.25%	7.64%
US Fund Mid-Cap Growth	Empower T. Rowe Price Mid Cap Growth Fund - Investor Class Adviser: Empower Capital Management, LLC Subadviser: T. Rowe Price Investment Management,Inc.	1.02%	19.92%	11.61%	10.38%
US Fund Intermediate Government	Empower U.S. Government Securities Fund - Investor Class* Adviser: Empower Capital Management, LLC Subadviser: Western Asset Management Company, LLC	0.60%	4.44%	0.19%	1.10%
US Fund Small Value	Federated Hermes Clover Small Value Fund - Class A* Adviser: Federated Equity Mgmt Co. Of Penn Subadviser: N/A	1.14%	10.42%	11.36%	6.67%
US Fund Large Value	Federated Hermes Equity Income Fund, Inc. - Class A* Adviser: Federated Equity Mgmt Co. Of Penn Subadviser: N/A	1.12%	9.05%	9.38%	6.02%
APP A-21

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	Federated Hermes Kaufmann Fund - Class R* Adviser: Federated Equity Management Company Of Pennsylvania Subadviser: Federated Global Investment Management Corp	1.97%	14.87%	6.99%	8.26%
US Fund Mid-Cap Growth	Federated Hermes MDT Mid Cap Growth Fund - Class A* Adviser: Federated MDTA LLC Subadviser: N/A	1.15%	27.05%	15.26%	11.26%
US Fund Large Blend	Fidelity Advisor® Leveraged Company Stock Fund - Class M Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	1.27%	25.49%	14.73%	7.67%
US Fund Real Estate	Fidelity Advisor® Real Estate Fund - Class M Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	1.31%	10.56%	4.51%	5.31%
APP A-22

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	Fidelity Advisor® Stock Selector All Cap Fund - Class M Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.98%	26.31%	7.02%	10.59%
US Fund Moderately Conservative Allocation	Franklin Conservative Allocation Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.84%	18.46%	10.06%	7.39%
US Fund Moderately Aggressive Allocation	Franklin Growth Allocation Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.85%	11.11%	8.40%	6.16%
US Fund Large Growth	Franklin Growth Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.80%	20.64%	13.70%	11.45%
US Fund Moderate Allocation	Franklin Income Fund - Class A1* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.61%	4.48%	6.91%	4.82%
US Fund Moderate Allocation	Franklin Moderate Allocation Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.84%	8.10%	6.08%	4.65%
US Fund Global Large- Stock Value	Franklin Mutual Beacon Fund - Class A Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.02%	8.82%	7.40%	5.93%
US Fund Global Large- Stock Value	Franklin Mutual Global Discovery Fund - Class A* Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.21%	20.27%	10.11%	6.04%
APP A-23

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Aggressive Allocation	Franklin Mutual Shares Fund - Class A Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.00%	20.01%	8.94%	5.79%
US Fund Small Value	Franklin Small Cap Value Fund - Class A* (Closed to Contracts issued on or about 5/27/2021) Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	0.98%	3.57%	9.85%	-0.39%
US Fund Multisector Bond	Franklin Strategic Income Fund - Class A* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.93%	20.19%	12.48%	8.66%
US Fund Intermediate Core-Plus Bond	Franklin Total Return Fund - Class A* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.89%	4.39%	1.27%	1.38%
US Fund Multistrategy	Goldman Sachs Absolute Return Tracker - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.09%	10.45%	4.52%	3.09%
US Fund Intermediate Government	Goldman Sachs Government Income Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	0.82%	4.28%	-0.07%	0.71%
US Fund High Yield Bond	Goldman Sachs High Yield Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	0.98%	12.10%	4.21%	3.18%
US Fund Large Value	Goldman Sachs Large Cap Value Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.01%	12.74%	11.20%	7.28%
APP A-24

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Blend	Goldman Sachs Mid Cap Value Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.18%	11.45%	13.11%	7.77%
US Fund Small Blend	Goldman Sachs Small Cap Value Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.25%	11.03%	8.25%	5.94%
US Fund Mid-Cap Growth	Goldman Sachs Small/Mid Cap Growth Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.25%	13.90%	12.95%	9.20%
US Fund Moderately Conservative Allocation	Hartford AARP Balanced Retirement Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.11%	5.33%	4.41%	3.15%
US Fund Moderate Allocation	Hartford Balanced HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.91%	14.50%	9.99%	7.34%
APP A-25

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Moderately Conservative Allocation	Hartford Balanced Income Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.95%	7.55%	6.52%	5.62%
US Fund Large Blend	Hartford Capital Appreciation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	1.10%	18.90%	12.07%	8.73%
US Fund Large Blend	Hartford Capital Appreciation Fund - Class R5 (Closed to Contracts issued on or about 5/1/2009) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	0.81%	19.25%	12.41%	9.05%
US Fund Moderately Conservative Allocation	Hartford Conservative Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	1.14%	9.61%	4.28%	2.76%
APP A-26

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Moderately Conservative Allocation	Hartford Conservative Allocation Fund - Class R5 (Closed to Contracts issued on or about 5/1/2009) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	0.84%	10.03%	4.61%	3.07%
US Fund Large Blend	Hartford Disciplined Equity HLS Fund - Class IB (Closed to Contracts issued on or about 6/13/2008) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.84%	20.95%	14.03%	11.56%
US Fund Large Value	Hartford Dividend and Growth Fund - Class R4 Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	1.05%	13.72%	13.23%	10.10%
US Fund Large Value	Hartford Dividend and Growth HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.90%	13.89%	13.44%	10.31%
US Fund Global Small/Mid Stock	Hartford Global Impact Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.11%	12.92%	10.06%	8.83%
APP A-27

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Moderately Aggressive Allocation	Hartford Growth Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Whitefoord LLP	1.09%	14.95%	8.53%	5.48%
US Fund Moderately Aggressive Allocation	Hartford Growth Allocation Fund - Class R5 (Closed to Contracts issued on or about 5/1/2009) Adviser: Hartford Funds Management Company, LLC Subadviser: Whitefoord LLP	0.77%	15.38%	8.87%	5.80%
US Fund Large Growth	Hartford Growth Opportunities Fund - Class R4 (Closed to Contracts issued on or about 6/11/2010) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	1.14%	40.56%	14.77%	12.36%
US Fund Health	Hartford Healthcare Fund - Class R4 (Closed to Contracts issued on or about 6/11/2010) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	1.29%	3.76%	10.44%	9.70%
APP A-28

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Health	Hartford Healthcare HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.16%	3.81%	10.61%	9.89%
US Fund High Yield Bond	Hartford High Yield Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	0.97%	12.58%	5.05%	3.88%
US Fund Inflation- Protected Bond	Hartford Inflation Plus Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	0.89%	4.73%	3.07%	1.85%
US Fund Mid-Cap Value	Hartford MidCap Value Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	1.18%	15.75%	12.20%	7.38%
APP A-29

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Moderate Allocation	Hartford Moderate Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	1.07%	12.51%	6.55%	4.23%
US Fund Moderate Allocation	Hartford Moderate Allocation Fund - Class R5 (Closed to Contracts issued on or about 5/1/2009) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	0.77%	12.91%	6.87%	4.55%
US Fund Small Growth	Hartford Small Cap Growth HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.90%	18.14%	9.50%	6.91%
US Fund Small Growth	Hartford Small Company Fund - Class R4 (Closed to Contracts issued on or about 6/11/2010) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	1.31%	16.06%	11.08%	7.27%
APP A-30

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Growth	Hartford Small Company HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.05%	16.46%	11.51%	7.53%
US Fund Intermediate Core-Plus Bond	Hartford Total Return Bond Fund - Class R4 (Closed to Contracts issued on or about 6/11/2010) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	0.74%	6.60%	1.53%	1.91%
US Fund Intermediate Core-Plus Bond	Hartford Total Return Bond Fund - Class R5 (Closed to Contracts issued on or about 5/3/2010) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	0.44%	6.90%	1.88%	2.23%
US Fund Intermediate Core-Plus Bond	Hartford Total Return Bond HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.75%	6.69%	1.59%	2.07%
APP A-31

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Ultrashort Bond	Hartford Ultrashort Bond HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.68%	4.99%	1.55%	1.02%
US Fund Large Growth	Invesco American Franchise Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.99%	40.91%	16.07%	11.56%
US Fund Commodities Broad Basket	Invesco Balanced-Risk Commodity Strategy Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.40%	-3.44%	6.80%	-0.06%
US Fund Large Value	Invesco Comstock Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.82%	12.24%	13.41%	8.90%
US Fund Mid-Cap Growth	Invesco Discovery Mid Cap Growth Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.04%	12.96%	12.49%	9.41%
US Fund Large Value	Invesco Dividend Income Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.93%	7.02%	8.80%	7.88%
US Fund Moderately Aggressive Allocation	Invesco Equity and Income Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.78%	9.99%	9.61%	6.84%
APP A-32

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Europe Stock	Invesco EQV European Equity Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.42%	19.66%	5.88%	2.71%
US Fund Foreign Large Growth	Invesco EQV International Equity Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.27%	17.53%	7.95%	3.91%
US Fund Global Large- Stock Growth	Invesco Global Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.06%	34.03%	11.99%	8.22%
US Fund Global Small/Mid Stock	Invesco Global Opportunities Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.12%	17.34%	4.11%	6.41%
US Fund Global Bond	Invesco Global Strategic Income Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.05%	8.65%	1.20%	1.37%
US Fund Equity Precious Metals	Invesco Gold & Special Minerals Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.06%	6.36%	11.34%	5.35%
US Fund Large Value	Invesco Growth and Income Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.79%	12.56%	11.79%	8.23%
US Fund Intermediate Core Bond	Invesco Intermediate Bond Factor Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.52%	6.28%	1.69%	2.01%
US Fund Global Bond	Invesco International Bond Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.05%	8.25%	0.03%	0.69%
APP A-33

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Growth	Invesco International Diversified Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.27%	15.43%	6.11%	3.74%
US Fund Large Blend	Invesco Main Street All Cap Fund® - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.06%	25.93%	15.28%	9.44%
US Fund Large Blend	Invesco Main Street Fund® - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.80%	23.07%	13.60%	9.95%
US Fund Mid-Cap Blend	Invesco Main Street Mid Cap Fund® - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.06%	14.48%	11.71%	7.54%
US Fund Moderately Conservative Allocation	Invesco Multi-Asset Income Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: Invesco Capital Management LLC	0.85%	10.77%	1.47%	3.31%
US Fund Foreign Large Growth	Invesco Oppenheimer International Growth Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.10%	20.76%	8.76%	3.78%
US Fund Real Estate	Invesco Real Estate Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: Invesco Asset Management Ltd	1.24%	8.75%	5.62%	6.37%
US Fund Large Blend	Invesco Rising Dividends Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.99%	17.60%	13.82%	9.16%
APP A-34

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Blend	Invesco Small Cap Equity Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.26%	15.96%	12.15%	6.30%
US Fund Small Growth	Invesco Small Cap Growth Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.16%	12.66%	8.73%	7.35%
US Fund Small Value	Invesco Small Cap Value Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.10%	22.91%	20.69%	10.09%
US Fund Mid-Cap Value	Invesco Value Opportunities Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.09%	15.15%	16.74%	8.67%
US Fund Moderate Allocation	Janus Henderson Balanced Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	1.07%	14.98%	9.18%	7.56%
US Fund Mid-Cap Growth	Janus Henderson Enterprise Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	1.16%	17.51%	13.16%	11.48%
US Fund Large Growth	Janus Henderson Forty Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	0.98%	39.34%	16.37%	13.16%
US Fund Mid-Cap Value	Janus Henderson Mid Cap Value Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	0.99%	10.92%	9.79%	6.82%
US Fund Foreign Large Blend	Janus Henderson Overseas Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	1.29%	10.52%	10.79%	3.00%
APP A-35

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core Bond	JPMorgan Core Bond Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.75%	5.42%	1.16%	1.69%
US Fund Large Growth	JPMorgan Large Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.94%	34.28%	20.59%	15.11%
US Fund Small Blend	JPMorgan Small Cap Equity Fund - Class A (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	1.26%	11.61%	10.34%	8.14%
US Fund Small Growth	JPMorgan Small Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	1.24%	13.85%	9.54%	8.35%
APP A-36

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Value	JPMorgan Small Cap Value Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	1.19%	12.77%	10.12%	5.93%
US Fund Target-Date 2020	JPMorgan SmartRetirement®2020 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.75%	11.55%	5.15%	4.41%
US Fund Target-Date 2025	JPMorgan SmartRetirement®2025 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.78%	13.03%	6.29%	5.10%
US Fund Target-Date 2030	JPMorgan SmartRetirement®2030 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.79%	15.11%	7.40%	5.75%
APP A-37

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2035	JPMorgan SmartRetirement®2035 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.83%	17.03%	8.84%	6.48%
US Fund Target-Date 2040	JPMorgan SmartRetirement®2040 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.84%	18.44%	9.73%	6.98%
US Fund Target-Date 2045	JPMorgan SmartRetirement®2045 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.85%	19.52%	10.36%	7.28%
US Fund Target-Date 2050	JPMorgan SmartRetirement®2050 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.85%	19.86%	10.39%	7.28%
APP A-38

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2055	JPMorgan SmartRetirement®2055 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.85%	19.85%	10.40%	7.30%
US Fund Target-Date 2060	JPMorgan SmartRetirement®2060 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.84%	19.78%	10.40%	9.39%
US Fund Target-Date Retirement	JPMorgan SmartRetirement® Income Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.69%	11.62%	4.85%	3.83%
US Fund Large Growth	LKCM Aquinas Catholic Equity Fund* Adviser: Luther King Capital Management Corporation Subadviser: N/A	1.00%	14.07%	13.78%	8.72%
US Fund Multisector Bond	Loomis Sayles Bond Fund - Class ADM* Adviser: Loomis, Sayles & Company LP Subadviser: N/A	1.14%	7.50%	1.66%	1.59%
APP A-39

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Lord Abbett Affiliated Fund, Inc. - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.72%	10.20%	9.50%	7.81%
US Fund Multisector Bond	Lord Abbett Bond- Debenture Fund, Inc. - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.78%	6.70%	3.34%	3.61%
US Fund Small Growth	Lord Abbett Developing Growth Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.94%	8.37%	9.28%	6.82%
US Fund Large Blend	Lord Abbett Dividend Growth Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.92%	15.86%	13.27%	10.19%
US Fund Large Value	Lord Abbett Fundamental Equity Fund - Class A (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.96%	12.91%	10.94%	7.58%
US Fund Foreign Large Blend	Lord Abbett International Equity Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.97%	11.45%	7.72%	2.54%
US Fund Mid-Cap Blend	Lord Abbett Value Opportunities Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	1.16%	15.94%	10.67%	7.05%
US Fund Large Blend	Massachusetts Investors Trust - Class R3 Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.71%	19.16%	13.73%	10.41%
APP A-40

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	MassMutual Blue Chip Growth Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Loomis, Sayles & Company LP; T. Rowe Price Associates, Inc.	1.18%	15.98%	10.67%	7.06%
US Fund Large Growth	MassMutual Disciplined Growth Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Wellington Management Company LLP	1.08%	39.01%	15.96%	12.23%
US Fund Large Value	MassMutual Diversified Value Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Brandywine Global Investment Mgmt, LLC	1.06%	8.94%	11.12%	8.34%
US Fund Large Blend	MassMutual Equity Opportunities Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Wellington Management Company LLP; T. Rowe Price Associates, Inc.	1.20%	10.29%	12.57%	9.91%
US Fund Large Value	MassMutual Fundamental Value Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Barrow Hanley Mewhinney & Strauss LLC; Boston Partners Global Investors, Inc	1.13%	11.17%	11.45%	7.83%
US Fund Global Large- Stock Growth	MassMutual Global Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.37%	33.75%	11.59%	7.84%
APP A-41

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	MassMutual Growth Opportunities Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Sands Capital Management, LLC ;Jackson Square Partners, LLC	1.30%	47.35%	12.09%	9.69%
US Fund Foreign Large Blend	MassMutual International Equity Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Thompson, Siegel & Walmsley LLC; Wellington Management Company LLP	1.50%	11.15%	9.15%	3.78%
US Fund Large Blend	MassMutual Main Street Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.34%	22.17%	13.08%	9.54%
US Fund Mid-Cap Growth	MassMutual Mid Cap Growth Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.; Frontier Capital Management Company, LLC; T. Rowe Price Investment Management,Inc.	1.11%	19.03%	11.24%	9.85%
US Fund Foreign Large Blend	MassMutual Overseas Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Harris Associates L.P.; Massachusetts Financial Services Company	1.24%	18.40%	9.13%	4.25%
US Fund Target-Date 2020	MassMutual RetireSMART by JPMorgan 2020 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.92%	10.94%	5.29%	4.16%
APP A-42

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2025	MassMutual RetireSMART by JPMorgan 2025 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.92%	12.23%	6.51%	4.92%
US Fund Target-Date 2030	MassMutual RetireSMART by JPMorgan 2030 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.96%	13.89%	7.55%	5.47%
US Fund Target-Date 2035	MassMutual RetireSMART by JPMorgan 2035 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.99%	16.21%	8.58%	5.98%
US Fund Target-Date 2040	MassMutual RetireSMART by JPMorgan 2040 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.99%	17.56%	9.44%	6.36%
US Fund Target-Date 2045	MassMutual RetireSMART by JPMorgan 2045 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.98%	18.48%	10.10%	6.68%
APP A-43

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2050	MassMutual RetireSMART by JPMorgan 2050 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.98%	18.84%	10.13%	6.84%
US Fund Target-Date 2055	MassMutual RetireSMART by JPMorgan 2055 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.97%	18.88%	10.15%	6.88%
US Fund Target-Date 2060	MassMutual RetireSMART by JPMorgan 2060 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.97%	18.75%	10.14%	8.70%
US Fund Target-Date Retirement	MassMutual RetireSMART by JPMorgan in Retirement Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.94%	10.94%	4.92%	3.46%
US Fund Target-Date 2000-2010	MassMutual Select T. Rowe Price Retirement 2005 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.99%	11.26%	5.43%	3.98%
US Fund Target-Date 2000-2010	MassMutual Select T. Rowe Price Retirement 2010 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.99%	11.83%	5.90%	4.29%
APP A-44

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2015	MassMutual Select T. Rowe Price Retirement 2015 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.01%	12.37%	6.43%	4.59%
US Fund Target-Date 2020	MassMutual Select T. Rowe Price Retirement 2020 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.03%	12.94%	7.07%	4.92%
US Fund Target-Date 2025	MassMutual Select T. Rowe Price Retirement 2025 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.05%	13.92%	7.85%	5.37%
US Fund Target-Date 2030	MassMutual Select T. Rowe Price Retirement 2030 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.08%	15.70%	8.65%	5.87%
US Fund Target-Date 2035	MassMutual Select T. Rowe Price Retirement 2035 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.09%	17.56%	9.46%	6.38%
US Fund Target-Date 2040	MassMutual Select T. Rowe Price Retirement 2040 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.10%	18.99%	10.12%	6.81%
APP A-45

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2045	MassMutual Select T. Rowe Price Retirement 2045 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.12%	19.90%	10.58%	7.12%
US Fund Target-Date 2050	MassMutual Select T. Rowe Price Retirement 2050 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.13%	20.18%	10.64%	7.17%
US Fund Target-Date 2055	MassMutual Select T. Rowe Price Retirement 2055 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.14%	20.25%	10.62%	7.15%
US Fund Target-Date 2060	MassMutual Select T. Rowe Price Retirement 2060 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.14%	20.23%	10.62%	8.08%
US Fund Moderately Conservative Allocation	MassMutual Select T. Rowe Price Retirement Balanced Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.99%	10.73%	5.60%	4.09%
US Fund Short-Term Bond	MassMutual Short-Duration Bond Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Barings LLC; Baring International Investment Ltd	0.91%	6.30%	0.67%	1.09%
APP A-46

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Growth	MassMutual Small Cap Growth Equity Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Wellington Management Company LLP; Invesco Advisers, Inc.	1.32%	16.45%	12.24%	8.72%
US Fund Small Blend	MassMutual Small Cap Opportunities Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.10%	17.54%	12.61%	8.56%
US Fund Small Value	MassMutual Small Company Value Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: AllianceBernstein L.P.; American Century Investment Management	1.31%	9.92%	9.70%	5.95%
US Fund Intermediate Core-Plus Bond	MassMutual Strategic Bond Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Brandywine Global Investment Mgmt, LLC; Western Asset Management Company, LLC; Western Asset Management CO LTD	1.01%	6.12%	1.23%	2.02%
US Fund Diversified Emerging Mkts	MassMutual Strategic Emerging Markets Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.60%	9.63%	1.72%	0.97%
US Fund Intermediate Core-Plus Bond	MassMutual Total Return Bond Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Metropolitan West Asset Management, LLC.	0.78%	5.25%	0.88%	1.34%
APP A-47

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	MFS® Core Equity Fund - Class R3* (Closed to Contracts issued on or about 5/1/2009) Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.91%	22.87%	14.90%	11.38%
US Fund Intermediate Government	MFS® Government Securities Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.76%	3.95%	0.11%	0.81%
US Fund Large Growth	MFS® Growth Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.85%	35.79%	15.71%	12.65%
US Fund Foreign Large Growth	MFS® International Intrinsic Value Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.03%	17.60%	8.47%	6.84%
US Fund Small Growth	MFS® New Discovery Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.29%	13.97%	10.52%	7.23%
US Fund Foreign Large Blend	MFS® Research International Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.04%	13.10%	8.45%	4.04%
US Fund Technology	MFS® Technology Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.14%	53.89%	17.15%	15.12%
US Fund Intermediate Core-Plus Bond	MFS® Total Return Bond Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.70%	6.95%	1.61%	1.88%
APP A-48

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Moderate Allocation	MFS® Total Return Fund - Class R3 Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.73%	10.29%	8.41%	6.39%
US Fund Utilities	MFS® Utilities Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.02%	-2.22%	8.16%	6.23%
US Fund Large Value	MFS® Value Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.79%	7.92%	11.24%	8.41%
US Fund Large Blend	MM S&P 500® Index Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Northern Trust Investments Inc	0.64%	25.48%	15.00%	11.35%
US Fund Large Blend	Neuberger Berman Sustainable Equity Fund - Class A Adviser: Neuberger Berman Investment Advisers LLC Subadviser: N/A	1.06%	26.53%	13.64%	9.77%
US Fund Small Blend	North Square Spectrum Alpha Fund - Class A Adviser: North Square Investments, LLC Subadviser: NSI Retail Advisors, LLC	2.26%	24.70%	9.77%	6.01%
US Fund Large Blend	Nuveen Dividend Growth Fund - Class A Adviser: Nuveen Fund Advisors, LLC. Subadviser: Nuveen Asset Management, LLC	0.92%	14.79%	13.61%	10.20%
US Fund Foreign Large Value	Nuveen International Value Fund - Class A* Adviser: Nuveen Fund Advisors, LLC. Subadviser: Nuveen Asset Management, LLC	1.15%	20.31%	8.46%	3.51%
APP A-49

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Moderate Allocation	Oakmark Equity and Income Fund - Investor Class Adviser: Harris Associates L.P. Subadviser: N/A	0.86%	17.34%	10.00%	6.70%
US Fund Large Growth	PGIM Jennison Focused Growth Fund - Class A* Adviser: PGIM Investments LLC Subadviser: Jennison Associates LLC	1.05%	52.29%	16.06%	13.00%
US Fund Mid-Cap Growth	PGIM Jennison Mid-Cap Growth Fund, Inc. - Class A Adviser: PGIM Investments LLC Subadviser: Jennison Associates LLC	1.07%	20.18%	14.66%	9.36%
US Fund Natural Resources	PGIM Jennison Natural Resources Fund, Inc. - Class A Adviser: PGIM Investments LLC Subadviser: Jennison Associates LLC	1.27%	-2.18%	14.95%	1.43%
US Fund Emerging Markets Bond	PIMCO Emerging Markets Bond Fund - Class A Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	1.30%	11.68%	1.99%	2.62%
US Fund Inflation- Protected Bond	PIMCO Real Return Fund - Class A Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	1.07%	3.33%	2.87%	1.97%
US Fund Intermediate Core-Plus Bond	PIMCO Total Return ESG Fund - Admin Class Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.86%	5.53%	0.70%	1.37%
APP A-50

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	PIMCO Total Return Fund - Class A Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.83%	5.94%	0.97%	1.57%
US Fund Large Value	Pioneer Equity Income Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.02%	7.00%	9.32%	8.19%
US Fund Large Blend	Pioneer Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	0.93%	28.32%	16.73%	12.05%
US Fund Large Growth	Pioneer Fundamental Growth Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.02%	32.48%	17.38%	13.00%
US Fund Global Large- Stock Value	Pioneer Global Sustainable Equity Fund - Class A* Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.15%	16.24%	13.70%	8.49%
US Fund High Yield Bond	Pioneer High Yield Fund - Class A* Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.11%	10.44%	4.13%	3.28%
US Fund Mid-Cap Value	Pioneer Mid Cap Value Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.19%	12.16%	12.46%	7.35%
US Fund Mid-Cap Growth	Pioneer Select Mid Cap Growth Fund - Class A (Closed to Contracts issued on or about 9/1/2009) Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.03%	18.06%	10.46%	8.58%
US Fund Multisector Bond	Pioneer Strategic Income Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.11%	7.76%	2.61%	2.67%
APP A-51

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Putnam Core Equity Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	0.99%	27.68%	16.74%	11.87%
US Fund High Yield Bond	Putnam High Yield Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	1.05%	11.94%	4.47%	3.59%
US Fund Foreign Small/Mid Blend	Putnam International Capital Opportunities Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: The Putnam Advisory Company, LLC; Putnam Investments Limited	1.58%	15.22%	8.38%	3.75%
US Fund Large Value	Putnam Large Cap Value Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	0.90%	15.40%	14.30%	10.12%
US Fund Small Growth	Putnam Small Cap Growth Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	1.25%	22.87%	15.43%	9.94%
US Fund Small Value	Royce Small-Cap Total Return Fund - Service Class* Adviser: Royce & Associates, LP Subadviser: N/A	1.53%	23.85%	11.36%	7.11%
US Fund Small Value	Royce Small-Cap Value Fund - Service Class* Adviser: Royce & Associates, LP Subadviser: N/A	1.49%	26.08%	9.96%	5.34%
APP A-52

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Moderate Allocation	Russell LifePoints® Balanced Strategy Fund - Class R4* Adviser: Russell Investment Management, LLC Subadviser: N/A	1.18%	14.19%	5.26%	4.02%
US Fund Conservative Allocation	Russell LifePoints® Conservative Strategy Fund - Class R4* Adviser: Russell Investment Management, LLC Subadviser: N/A	0.92%	7.94%	2.06%	2.09%
US Fund Moderately Aggressive Allocation	Russell LifePoints® Equity Growth Strategy Fund - Class R4* Adviser: Russell Investment Management, LLC Subadviser: N/A	1.17%	19.02%	8.10%	5.47%
US Fund Moderately Aggressive Allocation	Russell LifePoints® Growth Strategy Fund - Class R4* Adviser: Russell Investment Management, LLC Subadviser: N/A	1.18%	17.42%	7.28%	5.06%
US Fund Moderately Conservative Allocation	Russell LifePoints® Moderate Strategy Fund - Class R4* Adviser: Russell Investment Management, LLC Subadviser: N/A	1.01%	11.01%	3.15%	2.94%
US Fund Large Value	T. Rowe Price Equity Income Fund - Class R Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.23%	9.06%	10.69%	7.38%
US Fund Large Growth	T. Rowe Price Growth Stock Fund - Class R Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.18%	44.52%	12.74%	11.13%
US Fund Target-Date 2000-2010	T. Rowe Price Retirement 2010 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	0.99%	11.85%	5.91%	4.56%
APP A-53

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2015	T. Rowe Price Retirement 2015 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.00%	12.34%	6.48%	5.01%
US Fund Target-Date 2020	T. Rowe Price Retirement 2020 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.03%	12.92%	7.11%	5.52%
US Fund Target-Date 2025	T. Rowe Price Retirement 2025 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.04%	13.97%	7.90%	6.05%
US Fund Target-Date 2030	T. Rowe Price Retirement 2030 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.07%	15.72%	8.70%	6.59%
US Fund Target-Date 2035	T. Rowe Price Retirement 2035 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.09%	17.58%	9.50%	7.05%
US Fund Target-Date 2040	T. Rowe Price Retirement 2040 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.10%	18.95%	10.14%	7.42%
US Fund Target-Date 2045	T. Rowe Price Retirement 2045 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.12%	19.89%	10.62%	7.67%
US Fund Target-Date 2050	T. Rowe Price Retirement 2050 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.13%	20.11%	10.68%	7.71%
US Fund Target-Date 2055	T. Rowe Price Retirement 2055 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.14%	20.14%	10.64%	7.67%
APP A-54

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2060	T. Rowe Price Retirement 2060 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.14%	20.22%	10.65%	8.13%
US Fund Moderately Conservative Allocation	T. Rowe Price Retirement Balanced Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	0.99%	10.86%	5.64%	4.16%
US Fund Diversified Emerging Mkts	Templeton Developing Markets Trust - Class A* Adviser: Templeton Asset Management Ltd. Subadviser: Franklin Templeton Inv Mgmt Ltd	1.39%	12.33%	4.30%	2.35%
US Fund Foreign Large Value	Templeton Foreign Fund - Class A* Adviser: Templeton Global Advisors Limited Subadviser: N/A	1.10%	19.95%	6.34%	2.27%
US Fund Global Bond	Templeton Global Bond Fund - Class A* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.97%	2.43%	-2.57%	-0.62%
US Fund Global Large- Stock Blend	Templeton Growth Fund, Inc. - Class A Adviser: Templeton Global Advisors Limited Subadviser: Templeton Asset Management Ltd.	1.04%	20.98%	6.40%	3.22%
US Fund Foreign Large Blend	Thornburg International Equity Fund - Class R3* (Closed to Contracts issued on or about 5/1/2010) Adviser: Thornburg Investment Management Inc Subadviser: N/A	1.36%	15.45%	9.95%	4.47%
US Fund Foreign Large Blend	Thornburg International Equity Fund - Class R4* Adviser: Thornburg Investment Management Inc Subadviser: N/A	1.16%	15.70%	10.18%	4.68%
APP A-55

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Blend	Thornburg Small/Mid Cap Core Fund - Class R3* (Closed to Contracts issued on or about 5/1/2010) Adviser: Thornburg Investment Management Inc Subadviser: N/A	1.31%	13.19%	8.34%	7.42%
US Fund Mid-Cap Blend	Thornburg Small/Mid Cap Core Fund - Class R4* Adviser: Thornburg Investment Management Inc Subadviser: N/A	1.21%	13.32%	8.44%	7.52%
US Fund Mid-Cap Growth	Thornburg Small/Mid Cap Growth Fund - Class R3* Adviser: Thornburg Investment Management Inc Subadviser: N/A	1.46%	19.54%	6.45%	5.13%
US Fund Mid-Cap Growth	Thornburg Small/Mid Cap Growth Fund - Class R4* Adviser: Thornburg Investment Management Inc Subadviser: N/A	1.36%	19.68%	6.56%	5.24%
US Fund Intermediate Core Bond	TIAA-CREF Bond Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.32%	5.48%	0.72%	1.44%
US Fund Large Blend	TIAA-CREF Equity Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.30%	25.59%	14.84%	11.17%
US Fund Large Growth	TIAA-CREF Large-Cap Growth Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.30%	42.29%	19.14%	14.51%
US Fund Large Value	TIAA-CREF Large-Cap Value Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.30%	11.15%	10.61%	8.09%
APP A-56

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Blend	Timothy Plan Large/Mid- Cap Value Fund - Class A* Adviser: Timothy Partners Ltd Subadviser: Westwood Management Corp	1.34%	13.20%	12.70%	8.67%
US Fund Global Allocation	UBS Global Allocation Fund - Class A* Adviser: UBS Asset Management (Americas) Inc Subadviser: N/A	1.31%	9.42%	5.75%	4.16%
US Fund Moderate Allocation	UBS U.S. Allocation Fund - Class A Adviser: UBS Asset Management (Americas) Inc Subadviser: N/A	1.01%	17.40%	10.62%	7.55%
US Fund Large Blend	Victory Diversified Stock Fund - Class A Adviser: Victory Capital Management Inc. Subadviser: N/A	1.07%	24.70%	15.13%	9.49%
US Fund Mid-Cap Growth	Victory Munder Mid-Cap Core Growth Fund - Class A Adviser: Victory Capital Management Inc. Subadviser: N/A	1.28%	14.28%	11.30%	7.45%
US Fund Large Blend	Victory Special Value Fund - Class A Adviser: Victory Capital Management Inc. Subadviser: N/A	1.38%	24.38%	14.72%	8.78%
US Fund Mid-Cap Value	Victory Sycamore Established Value Fund - Class A Adviser: Victory Capital Management Inc. Subadviser: N/A	0.90%	9.95%	14.22%	10.62%
US Fund Small Value	Victory Sycamore Small Company Opportunity Fund - Class A Adviser: Victory Capital Management Inc. Subadviser: N/A	1.25%	11.05%	11.30%	9.09%
APP A-57

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Virtus Ceredex Large-Cap Value Equity Fund - Class A Adviser: Virtus Fund Advisers, LLC Subadviser: Ceredex Value Advisors LLC	1.24%	14.57%	10.67%	7.63%
US Fund Mid-Cap Value	Virtus Ceredex Mid-Cap Value Equity Fund - Class A Adviser: Virtus Fund Advisers, LLC Subadviser: Ceredex Value Advisors LLC	1.28%	10.63%	9.80%	7.33%
US Fund Small Blend	Virtus Ceredex Small-Cap Value Equity Fund - Class A Adviser: Virtus Fund Advisers, LLC Subadviser: Ceredex Value Advisors LLC	1.46%	14.30%	8.94%	6.13%
US Fund Large Value	Virtus NFJ Dividend Value Fund - Class A Adviser: Virtus Investment Advisers, Inc. Subadviser: NFJ Investment Group LLC - Dallas	1.04%	19.14%	9.94%	6.85%
US Fund Foreign Large Value	Virtus NFJ International Value Fund - Class A* Adviser: Virtus Investment Advisers, Inc. Subadviser: NFJ Investment Group LLC - Dallas	1.30%	10.33%	5.39%	0.24%
US Fund Small Value	Virtus NFJ Small-Cap Value Fund - Class A* Adviser: Virtus Investment Advisers, Inc. Subadviser: NFJ Investment Group LLC - Dallas	1.17%	23.00%	8.70%	4.40%
*
 Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.
HV-6776
APP A-58

The Statement of Additional Information (“SAI”), which is incorporated by reference into this Prospectus, includes additional information about the Separate Account and the Contract. The SAI is available without charge, upon request. To request copies of the SAI and make other inquiries about your Contracts, call us at 1-844-804-8989. Copies of the SAI and other information are also available on the following website https://plan.empower.com/plancloudws/fundprospectus and by e-mail request to participantservices@empower.com. Reports and other information about the Separate Account and the Contract are available on the Commission’s website at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
C000068094

Talcott Resolution Life Insurance Company
Group Variable Annuity Contracts
Separate Account Eleven
Hartford 403(b) Cornerstone Innovations
Sub-Administered by Empower Annuity Insurance Company of America
Overview
This Prospectus describes information you should know before you purchase or become a Participant under a group variable annuity contract (the “Contract” or “Contracts”). Please read it carefully before you purchase or become a Participant under the Contract. We no longer sell the Contract. However, we continue to administer existing Contracts. The Contract provides for accumulation of Participant Account value and Annuity payments on a fixed and/or variable basis.
Talcott Resolution Life Insurance Company issues the Contracts for use in certain retirement programs adopted according to the Internal Revenue Code.
You or your Employer allocate your plan Contribution to “Sub-Accounts.” Sub-Accounts are subdivisions of the Separate Accounts that we established to keep your Contributions separate from our company assets. The Sub-Accounts purchase shares of underlying mutual funds (“Underlying Funds”) that have investment strategies ranging from conservative to aggressive. You choose the Sub-Accounts that meet your investment goals and risk tolerance. For additional information on the underlying Funds see Appendix A: “Underlying Funds.”
For Contracts issued in connection with Employer-sponsored retirement programs, the Contract Owner decides which Sub-Accounts described in this Prospectus are available to Participants. As a result, if you are a Participant in an Employer-sponsored retirement program, you may not be able to allocate Contributions to all of the Sub-Accounts described in this Prospectus. For additional information describing which Sub-Accounts are available to you, please refer to the materials describing your Employer’s program.
Depending on which Sub-Accounts you select, the underlying Funds may be retail mutual funds that are available to the public, or mutual funds that are only available to insurance company separate accounts. Because your Contributions purchase Sub-Accounts, you do not invest directly in any of the Underlying Funds.
The Contracts may contain a General Account option. The General Account option has certain restrictions. The General Account option and these restrictions are not described in this Prospectus. The General Account option is not required to be registered with the Securities and Exchange Commission (“SEC”).
If you decide to become a Contract Owner or a Participant, you should keep this Prospectus for your records. You can also call Empower at 1-844-804-8989 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about the Contract, and like this Prospectus, is filed with the SEC.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
The SEC doesn’t approve or disapprove these securities or determine if the information in this Prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense.
This Prospectus and the Statement of Additional Information can also be obtained from the SEC’s website (http://www.sec.gov).
This group variable annuity contract IS NOT:
♦A bank or credit union deposit or obligation
♦FDIC or NCUA insured
♦Insured by any federal government agency
♦Guaranteed by any bank or credit union
♦May go down in value
Prospectus Dated: May 1, 2024

Glossary Of Special Terms
The defined terms set out in this prospectus also appear in and apply to the related Statement of Additional Information (“SAI”).
Accumulation Period: The period before the start of Annuity payouts.
Accumulation Units: If you allocate your Contributions to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of Participant Accounts invested in the Sub-Accounts prior to Annuitization.
Annual Maintenance Fee: An annual charge we deduct from each Participant Account on a quarterly basis or on a full Surrender of a Participant Account. The charge is deducted proportionately from the Sub-Accounts and any General Account value in a Participant Account.
Annuitant: The person on whose life Annuity payouts are based.
Annuitant’s Account: An account established at the beginning of the Annuity Period for making Annuity payouts under the Contracts.
Annuity: A series of payments for life or another designated period.
Annuity Commencement Date: The date we start to make Annuity payouts to you.
Annuity Period: The period during which we make Annuity payouts to you.
Annuity Unit: A unit of measure we use to calculate the value of Annuity payments under a Variable Annuity payout option.
Approved Plan Related Investment Account: Any Participant-directed investment account under the Plan that is identified by the Contract Owner and accepted by Us for the purpose of Participant-directed transfers of amounts from the Contract for investment outside the Contract.
Beneficiary: The person or persons designated to receive Contract values in the event of the Participant’s or Annuitant’s death.
Benefit Payment: Amounts Surrendered by the Contract Owner to pay benefits to a Participant or beneficiary under the terms of the Plan. Amounts Surrendered for transfer to the funding vehicle of another investment provider or because of the termination of the Plan are not Benefit Payments.
Code: The Internal Revenue Code of 1986, as amended.
Contract Owner: The Employer or entity owning the Contract.
Contract Year: A period of 12 months beginning with the effective date of the Contract or with any anniversary of the effective date.
Contribution(s): The amount(s) paid or transferred or rolled over to Us by the Contract Owner on behalf of Participants pursuant to the terms of the Contracts.
Employer: An employer maintaining a Tax-Sheltered Annuity plan, a Deferred Compensation Plan, or an Individual Retirement Annuity plan for its employees.
Empower: Empower Annuity Insurance Company, which serves as sub-administrator of the Contracts and the Separate Account. You may contact Empower at 1-844-804-8989, Participant_services@empower-retirement.com, or at 8515 E. Orchard Rd., Greenwood Village, CO 80111.
Empower Administrative Office: Overnight mailing address: 8515 E. Orchard Rd., Greenwood Village, CO 80111. Standard mailing address: Empower Retirement, LLC, 8515 E. Orchard Rd., Greenwood Village, CO 80111.

Fixed Annuity: An Annuity providing for guaranteed payments which remain fixed in amount throughout the payment period and which do not vary with the investment experience of a separate account.
General Account: Our General Account that consists of all of our company assets, including any money you have invested in the General Account. The assets in the General Account are available to the creditors of Talcott Resolution.
Minimum Death Benefit: The minimum amount payable upon the death of a Participant prior to age 65 and before Annuity payments have started.
Participant (also, “you”): Any employee or former employee of an Employer or other individual with a Participant Account under a Contract.
Participant Account: An account under a Contract to which the General Account values and the Separate Account Accumulation Units are allocated on behalf of a Participant under a Contract.
Premium Tax: A tax or amount of tax, if any, charged by a state, federal, or other governmental entity on Contributions or Contract values.
Separate Account: Separate Account Eleven of Talcott Resolution Life Insurance Company.
Sub-Account Value: The value on or before the Annuity Commencement Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit value for that Sub-Account.
Surrender: Any withdrawal of Contract values.
Talcott Resolution, We, Us or Our: Talcott Resolution Life Insurance Company
Tax-Sheltered Annuity (also “Tax Deferred Annuity”): An Annuity Contract purchased by an Employer on behalf of its employees that qualifies for special tax treatment under section 403(b) of the Code.
Valuation Day: Every day the New York Stock Exchange is open for trading. The value of a Separate Account is determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.
Valuation Period: The time span between close of trading on the New York Stock Exchange from one Valuation Day to the next.
Variable Annuity: An Annuity providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying Funds of the Separate Account.

Important Information You Should Consider About the Contract
FEES AND EXPENSES	LOCATION IN PROSPECTUS
Charges for Early Withdrawals
You do not pay a sales charge at the time you make a Contribution to your
Participant Account. But you may pay a Contingent Deferred Sales Charge
(“CDSC”) if you fully or partially surrender your Participant Account Value during the first five Contract Years. No CDSC applies in the sixth Contract
Year or later.

For example, if you made a withdrawal of $100,000.00 (a partial surrender)
from your Participant Account Value during your first Contract Year, you would pay a maximum CDSC of $5,000.00.
Contract Charges: Contingent Deferred Sales Charge
Transaction Charges
In addition to the Contingent Deferred Surrender Charge, you may be
charged for other transactions. These may include fees to set up and administer a Loan from your Participant Account Value, charges for Premium
Taxes that are imposed by a State or other government entity, or a Transfer
Fee for transfers among the Sub-Accounts that exceed twelve transfers in a
Contract Year.
Contract Charges: Loan Fees; Premium Taxes; and Transfer Fees
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year.
Please refer to your Contract specifications page for information about the specific fees you will pay each year.

The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
				Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0%	1.34%
	Investment options (Fund fees and expenses)[2]	0.30%	2.30%
	1 As a percentage of Total Value of Participant Accounts under the Contract. [2] As a percentage of Underlying Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

	Lowest Annual Cost: $1,414	Highest Annual Cost: $2,992
	Assumes: Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals
Other Plan or Participant Charges	Any plan-specific fees.	Fee Table: Participant Transaction Expenses
RISKS		LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in this Contract, including loss of principal and prior credited earnings.	Principal Risks
Not a Short Term Investment
The Contract is designed as a long-term accumulation Investment for retirement savings. It is not designed for short term investment and is not appropriate for an investor who needs ready access to cash.
Principal Risks
Risks Associated with Investment Options
•An investment in this Contract is subject to the risk of poor investment performance of the Underlying Funds available under the Contract.
•Each Underlying Fund has its own unique risks.
•You should review the prospectus for each Underlying Fund before making an investment decision.
Principal Risks
Insurance Company Risks
Any obligations, guarantees, and benefits of the Contract are subject to the claims- paying ability of the Talcott Resolution. If Talcott Resolution experiences financial distress, it may not be able to meet its obligations to you.
More information about Talcott Resolution, including its financial strength ratings, is available upon request. You may make such request by calling 844-
804-8989 or visiting https://www.talcottresolution.com
Principal Risks
RESTRICTIONS		LOCATION IN PROSPECTUS
Investments	Talcott may add or remove an Underlying Fund as an investment option under the Contract or to limit its availability to new Contributions or Transfers of Participant Account Value.	Changes to the Funds and Separate Account
Optional Benefits
Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-account will apply only to amounts remaining in the Sub-accounts. A loan that is not repaid will also reduce the death benefit.

If the Participant elects to pay third-party advisory fees out of the Contract, they may be subject to federal and state taxes, and a 10% federal tax penalty may apply if the Participant is under age 59 1∕2.
Description of the Contracts– Transfers between Sub- Accounts; Restrictions on Sub-Account Transfers
TAXES		LOCATION IN PROSPECTUS
Tax Implications
•You should consult with a tax professional to determine the tax implications of an investment in and payments received under the
Contract.
•Because you purchase the Contract through a qualified retirement plan, it does not provide any additional tax benefit.
•Earnings on your Contract are generally taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 1∕2.
Federal Tax Considerations
CONFLICTS OF INTEREST		LOCATION IN PROSPECTUS
Investment Professional Compensation
Your registered representative may receive compensation in the form of commissions for selling this Contract to you. Such compensation may influence your registered representative to recommend this Contract over another investment.
Distribution
Exchanges
Because this Contract is no longer available for sale, it should not be offered to you in exchange for another annuity contract that you own. But you should be aware, in general, that some investment professionals have a financial incentive
N/A

to offer you a new contract in place of the one that you own. You should exchange an annuity contract only if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new annuity contract rather than continue to own the existing annuity contract.

Overview of the Contract
Purpose
The Contract is designed for purchase by sponsors of retirement plans established under Sections 401(a), 403(a), 403(b), 457 and 408 of the Code as an investment option for their participants. The Contract offers a number of Underlying Funds in which participants may invest through the Sub-accounts. A General Account Option that guarantees payment of a minimum interest rate may also be available.
Phases of the Contract
The Contract has two periods: 1) the Accumulation Period and (2) the Annuity Period:
During the Accumulation Period, the Employer makes Contributions to the Contract on behalf of Plan Participants that Participants may allocate among the Sub-Accounts and, if available through the Plan, to the General Account Option. For additional information about the Underlying Funds available for investment through the Sub-Accounts, see Appendix A: Underlying Funds, at the back of this prospectus.
During the Accumulation Period, participants may request full or partial surrenders of their Participant Account value. In addition, participants may be able to request a loan from their Participant Account value.
The Accumulation Period ends on the Annuity Commencement Date when annuity payments begin. A Participant selects an Annuity Commencement Date and an Annuity Payout Option. The Contract provides five annuity options, which may be selected on either a Fixed or Variable Annuity basis or a combination thereof.
During the Annuity Period, neither partial nor full surrenders are permitted except from annuities under Annuity Payout Option No. 5 - Payments for a Designated Period – that are selected on a variable basis. Nor may Participants request a loan during the Annuity Period.
Contract Features
Death Benefit: In the event that a participant dies during the Accumulation Period, the Contract pays a death benefit equal to the Participant Account Value, less any outstanding charges and loan balances. The form of the death benefit payable is subject to any limitation imposed by the Plan and the terms of the Contract.
Withdrawal Options: Full and Partial Surrenders are permitted during the Accumulation Period. They are allowed during the Annuity Period only from an annuity under Option No. 5 – Payments for a Designated Period – that is selected on a variable basis.
Loans: Participants may request loans under certain Plans. To obtain a loan, the participant must enter into an agreement with the Contract administrator that describes the terms, conditions and fees or charges of the loan. The Plan may restrict the amount of Participant Account value available for a loan. See the more detailed section “Participant Loans”.
Systemic Withdrawal Option: If permitted by Internal Revenue Service Regulations and the Plan, Participants who have terminated their employment with the Employer may elect systemic withdrawals based on a specific payment of amount, the frequency of payments and the duration of payments, while remaining in the Accumulation Period.

Fee Table
The following tables describe the fees and expenses that you, as a Participant, will pay when opening, holding and surrendering amounts from your Participant Account. Please contact your Plan Administrator for information about the specific fees you will pay each year under the Contract.
Please note that there may be additional extra-contractual fees and charges that are not reflected in the Fee Tables, such as custodial or advisory fees that are plan and/or Participant specific, and if such costs were reflected, the cost would be higher. Depending on the type of charge, these may reduce your Participant Account Value and/or could have tax consequences. See the Section “Plan Related Expenses” under “Contract Charges” later in this Prospectus.
The Contract may be available to third-party intermediaries who may charge you a fee for their services in addition to Contract fees and expenses. If you wish to pay these fees from your Covered Account Value, then the deduction will reduce the death benefit and may be subject to state and federal income taxes and a 10% federal penalty tax may apply if you are under age 59 1∕2.
The first table describes the fees and expenses you will pay at the time you make contributions to, withdrawals from, request a Loan from, surrender you Participant Account value, or transfer Participant Account value between Sub-Accounts. State Premium Tax may also be deducted.
Participant Transaction Expenses
Sales Load on Premium Payments	None
Maximum Surrender Charge (as a % of each premium payment withdrawn)(1)	5%
Transfer Processing Fee	After the first 12 transfers in a Contract Year, we may charge $5 for each additional transfer during that Contract Year. There is no fee for the first 12 transfers during a Contract Year.
Loan Set-up Fee	$50
The next table describes the fees that you will pay each year during the time that you hold Participant Account value under the Contract (not including Underlying Fund fees and expenses).
Annual Contract Expenses
	Maximum Fee	Minimum Fee
Annual Maintenance Fee(2)	$30	$0.00
Base Contract Fee (as a percentage of average daily Sub-Account value)(3)	1.25%	0.00%
Annual Loan Administration Fee(4)	$50.00	$50.00

The next item shows the minimum and maximum total operating expenses charged by the Underlying Funds as of December 31, 2023 that you may pay periodically during the time that you participate in the Contract. A complete list of the Underlying Funds available under the Contract, including their annual expenses, may be found at the back of this Prospectus in Appendix A – Underlying Funds.
Annual Underlying Funds Operating Expenses	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.30%	2.30%
_____________________________________________________________________________________________
(1)
 We do not deduct a charge for sales expenses from premiums at the time they are paid. However, We may deduct a surrender charge when a premium is withdrawn upon a surrender or partial surrender or applied to certain annuity options during the first five years following the payment of that premium. The surrender charge is calculated as a percentage of the premium payment being withdrawn or annuitized during the applicable Premium Year. The amount of the surrender charge decreases over time, measured from the date the premium payment is credited to the Contract. The surrender charge percentages are shown below.
Premium Years Since Payment of Premium	1	2	3	4	5	6+
Charge (%)	5	4	3	2	1	0
(2)
 The Annual Maintenance Fee is deducted from each Participant Account on a quarterly basis. The maximum Annual Maintenance Fee is $30.00. The current Annual Maintenance Fee varies with the Average Participant Account Value under the Contract. For Average Participant Account Values between $0 and $19,999.00, the Annual Maintenance Fee is $20.00, for Average Participant Account Values between $20,000.00 and 39,000.00, the Annual Maintenance Fee is $10.00 and for Average Participant Account Values over $40,000.00, the Annual Maintenance Fee is $0.
(3)
 The Base Contract Fee consists of the Program and Administrative Charge, which varies with the total value of Participant Accounts under the Contract. The Program and Administrative Charge is either deducted daily (Method 1) or quarterly (Method 2), depending on which method is selected by your Employer.
(4)
 This fee does not include an interest charged under the terms of the loan.
EXAMPLE
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Participant administrative expenses, Base Contract Expenses and Underlying Fund fees and expenses.
Please note that there may be additional extra-contractual fees and charges that are not reflected in the Example, such as custodian or advisory fees that are plan and/or participant specific. Depending on the type of charge, these may reduce only your Participant Account Value, and/or could have tax consequences. See the section “Plan Related Expenses” later in this Prospectus.
The Example assumes that you invest $100,000 under the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year. In addition, this Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Underlying Funds.

If these arrangements were taken into consideration, the expenses would be lower. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	If you Surrender your Contract at the end of the applicable time period
Program and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%	$8,234	$13,973	$19,803	$38,948
1.05%	$8,039	$13,390	$18,834	$37,113
0.85%	$7,844	$12,805	$17,856	$35,241
0.75%	$7,747	$12,511	$17,364	$34,290
0.65%	$7,650	$12,217	$16,869	$33,330
0.50%	$7,504	$11,774	$16,115	$31,872
0.35%	$7,357	$11,330	$15,357	$30,392
0.15%	$7,163	$10,736	$14,339	$28,384
0.00%	$7,017	$10,289	$13,570	$26,851

	If you annuitize at the end of the applicable time period
Program and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%	$3,669	$11,152	$18,835	$38,948
1.05%	$3,464	$10,550	$17,855	$37,113
0.85%	$3,259	$9,946	$16,866	$35,241
0.75%	$3,156	$9,643	$16,369	$34,290
0.65%	$3,054	$9,339	$15,869	$33,330
0.50%	$2,900	$8,882	$15,116	$31,872
0.35%	$2,746	$8,424	$14,358	$30,392
0.15%	$2,541	$7,811	$13,339	$28,384
0.00%	$2,388	$7,349	$12,570	$26,851

	If you do not Surrender your Contract
Program and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%	$3,669	$11,152	$18,835	$38,948
1.05%	$3,464	$10,550	$17,855	$37,113
0.85%	$3,259	$9,946	$16,866	$35,241
0.75%	$3,156	$9,643	$16,369	$34,290
0.65%	$3,054	$9,339	$15,869	$33,330
0.50%	$2,900	$8,882	$15,116	$31,872
0.35%	$2,746	$8,424	$14,358	$30,392
0.15%	$2,541	$7,811	$13,339	$28,384
0.00%	$2,388	$7,349	$12,570	$26,851
Principal Risks of Investing in the Contract
Not a Short Term Investment Vehicle. The Contract is designed for retirement savings or other long-term purposes. It is not appropriate for investors who need ready access to cash.

Risks Associated with Underlying Funds. The value of your investment and any returns will depend on the performance of the Underlying Fund(s) you select. You bear the risk of any decline in your Participant Account value resulting from the Underlying Fund(s)’ performance.
Company’s Claims Paying Ability. Guarantees and benefits provided by the Talcott Resolution are subject to the financial strength and claims paying ability of the company. If the Talcott experiences financial difficulty, it may not be able to make guaranteed payments that exceed the assets in the Separate Account.
Deduction of Third-Party Advisory Fees. Risks relating to the deduction of advisory fees will reduce your Participant Account Value and subject to state and federal income tax, as well as a 10% federal penalty tax if the Participant is under age 59 1/2.
Limitations on Surrenders and Withdrawals. During the first five Contract Years we will deduct a Contingent Deferred Surrender Charge if you surrender or take a withdrawal from the Contract. You should purchase the Contract only if you have the ability to keep it in force for a substantial period of time.
Contract Suspension. The Contract may be suspended where new Contributions and new Participant Accounts will not be accepted.
Tax Consequences. Withdrawals are generally taxable as ordinary income. Withdrawals before age 59 1∕2 may be subject to a tax penalty.
Cyber Security and Business Continuity Risk. Our business is highly dependent upon the effective operation of our computer systems and those of our business partners and service providers. Our business is therefore vulnerable to disruptions from utility outages and susceptible to operational and information security risks resulting from system failures and cybersecurity incidents. These risks include, among other things, the theft, misuse, corruption and destruction of electronic data, interference with or denial of service, attacks on systems or websites and other operational disruptions that could severely impede our ability to conduct our business and administer the Contract. Financial services companies and their third-party service providers are increasingly the targets of cyber-attacks involving the encryption of data (e.g., ransomware), disruptions in communications (e.g., denial of service), or unauthorized access to or release of personal or confidential information. In 2023, we were notified of a data security incident involving the MOVEit file transfer system used by numerous financial services companies. A third-party vendor uses that software on our behalf to, among other things, identify the deaths of insured persons and annuitants under life insurance policies and annuity contracts. We notified affected customers as required by law, and we continue to assess and investigate the overall impact of the incident. The techniques used to attack systems and networks change frequently, are becoming more sophisticated, and can originate from a wide variety of sources. The use of remote or flexible work arrangements, remote access tools, and mobile technology has expanded potential targets for cyber-attack.
System failures and cybersecurity incidents may adversely affect you and/or your Contract. For instance, a cyber-attack may interfere with our ability to process Contract transactions or calculate Contract values, including Accumulation Unit values, or could result in the release of confidential customer information. Such events could also adversely affect us, as they may result in regulatory fines, financial losses and reputational damage. Cybersecurity incidents may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. Although we take efforts to protect our systems from cybersecurity incidents, there can be no assurance that we or our service providers or the underlying funds will be able to avoid cybersecurity incidents affecting Contract owners in the future. It is possible that a cybersecurity incident could persist for an extended period of time without detection.
We are also exposed to risks related to natural and man-made disasters, and other severe events, such as storms, public health crises, terrorist acts, and military actions, any of which could adversely affect our business operations. While we have a business continuity plan and have taken precautions, we cannot assure you that severe events will not result in interruptions to our business operations, particularly if such events affect our computer systems or result in a significant number of our employees becoming unavailable. Interruptions to our business operations may impair our ability to effectively administer the Contract, including our ability to process orders and calculate Contract values. Additionally, our third-party service providers and other third-parties related to our business (such as financial intermediaries or underlying funds) are subject to similar risks. Successful implementation and execution of their business continuity policies and procedures are largely beyond our control. Disruptions to their business operations may impair our own business operations.Cybersecurity incidents may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. Although we take efforts to protect our systems from cybersecurity incidents, there can be no assurance that we or our service providers or the underlying funds will be able to avoid cybersecurity incidents affecting Contract owners in the future. It is possible that a cybersecurity incident could persist for an extended period of time without detection.
We are also exposed to risks related to natural and man-made disasters, and other severe events, such as storms, public health crises, terrorist acts, and military actions, any of which could adversely affect our business operations. While we have a business continuity plan and have taken precautions, we cannot assure you that severe events will not result in interruptions to our business operations, particularly if such events affect our computer systems or result in a significant number of our employees becoming unavailable. Interruptions to our business operations may impair our ability to effectively administer the Contract, including our ability to process orders and calculate Contract values. Additionally, our third-party service providers and other third-parties related to our business (such as financial intermediaries or underlying funds) are subject to similar risks. Successful implementation and execution of their business continuity policies and procedures are largely beyond our control. Disruptions to their business operations may impair our own business operations.
Talcott Resolution Life Insurance Company
Talcott Resolution Life Insurance Company is a stock life insurance company originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently re-domiciled to Connecticut. Talcott Resolution Life Insurance Company is authorized to do business in all states of the United States and the District of Columbia. In June 2018, the Company changed its name from Hartford Life and Annuity Insurance Company to Talcott Resolution Life and Annuity Insurance Company. Our corporate offices are located at 1 American Row, Hartford, CT 06103.
On January 1, 2013, Talcott Resolution entered into a reinsurance agreement and administrative services agreement with Massachusetts Mutual Life Insurance Company (“MassMutual”) to re-insure the obligations of Talcott Resolution under the Contracts and to provide administration of the Contracts.
On December 20, 2020, MassMutual entered into a reinsurance agreement and subcontractor administrative services agreement with Great-West Life & Annuity Insurance (“Great-West”) to further re-insure the obligations of Talcott Resolution under the Contracts and to provide administration of the Contracts. On September 2, 2022, Great-West Life & Annuity Insurance Company was re-named Empower Annuity Insurance Company of America (“Empower”).
Empower has primary responsibility for administration of the Contract and the Separate Account. Empower or its affiliates may also provide recordkeeping and other service to the Plan for which they receive compensation from Plan assets.
Talcott Resolution Life Insurance Company is a direct, wholly owned subsidiary of TR Re, Ltd. an approved Class E insurer under the Bermuda Monetary Authority. Our indirect parents are Talcott Resolution Life, Inc., a Delaware corporation and Talcott Holdings, L.P., a Delaware limited partnership. Our ultimate parent is Talcott Financial Group Investments, LLC. (“TFGI”), a Bermuda exempted limited liability company. We are ultimately controlled by A. Michael Muscolino and Alan Waxman.
Financial Condition of Talcott Resolution
We are obligated to pay all amounts promised to you under your Contract. All guarantees under the Contract are subject to our financial strength and claims-paying capabilities. We provide information about our financial strength in reports filed with state insurance departments. You may obtain information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.talcottresolution.com or visiting the SEC’s website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.
The Separate Account
The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into Sub-Accounts. Each Sub-account invests in a single class of shares of an Underlying Fund, which is a separate mutual fund having its own investment objectives and policies and is registered with the SEC as an open-end management investment company or portfolio thereof. We do not guarantee the investment performance of the Sub-Accounts. Your Participant Account value allocated to the Sub-Accounts will vary with the investment performance of the Underlying Funds. You bear the full investment risk for all Contributions allocated to the Sub-Accounts of the Variable Account.
Income, gains and losses credited to, or charged against, a Sub-Account reflect the Sub-Account’s investment experience and not the investment experience of Talcott Resolution’s other assets. Assets of the Separate Account may not be used to pay any liabilities of Talcott Resolution other than those arising under the Contract.
Underlying Funds
Each Underlying Fund is registered with the SEC as a diversified open–end management investment company under the 1940 Act. But the SEC does not supervise their management, investment practices or policies. The (i) name of each Underlying Fund, (ii) its investment objective, (iii) investment adviser and any sub-adviser, (iv) current expenses and (v) performance information is provided in Appendix A: Underlying Funds. Not all Underlying Funds may be available in all states.
The Underlying Fund each issues a prospectus, which contains additional important information about the Fund. You may obtain copies of the prospectuses for the Underlying Funds by contacting Empower at 1-844-804-8989.
For Contracts issued in connection with Employer-sponsored retirement plans, the Contract owner decides which Sub-Accounts described in this prospectus are available to Participants. As a result, if you are a Participant in an Employer-sponsored Plan, you may not be able to allocate Contributions to all the Sub-Accounts described in the Prospectus. For additional information about the Sub-Accounts available to you, please refer to materials describing your employer’s Plan.
The Contract may contain a General Account option. The General Account option has certain restrictions. Neither the General Account option nor these restrictions are described in this prospectus. The General Account option is not required to be registered with the SEC.
Fees and Payments Received by Talcott Resolution from the Fund Families
On January 1, 2013, Talcott Resolution entered into a reinsurance agreement with Massachusetts Mutual Life Insurance Company (“MassMutual”) to reinsure the obligations of Talcott Resolution under the Contracts and to provide all of the administrative services necessary to support the Contracts. In this role, MassMutual receives all charges, fees, payments and compensation described in this Prospectus as payable to Talcott Resolution. On December 31, 2020, MassMutual entered into a reinsurance agreement with Empower Annuity Insurance Company of America (“Empower”) to further reinsure the obligations of Talcott Resolution under the Contracts. MassMutual also entered into an administrative services agreement and subcontract services agreement for Empower to provide all of the administrative services necessary to support the Contracts. Under these arrangements, Empower now receives (through MassMutual) all charges, fees, payments and compensation described in this Prospectus as payable to Talcott Resolution.
The Contracts are no longer available for sale. The MassMutual affiliate formerly responsible for marketing and selling the Contracts continues to pay sales commissions and other compensation to financial intermediaries for sales and marketing activities related to the Contracts.
Talcott Resolution receives substantial fees and payments with respect to the Underlying Funds that are offered as Sub-Accounts to your Plan through the Contract. These types of fees and payments, which are sometimes called “revenue sharing” payments, are among a number of factors considered when deciding to include a fund in the menu of Underlying Funds offered through the Contract. All of the Underlying Funds on the overall menu make payments to Talcott Resolution or an affiliate. These fees and payments under agreements between Talcott Resolution and the principal underwriters, transfer agents, investment advisers and/or other entities related to the Funds may be in amounts up to 0.80% of assets invested in a Underlying Fund. The fees and payments may include asset based sales compensation and service fees under distribution and/or servicing plans adopted by funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. They may also include administrative service fees and additional payments, expense reimbursements and other compensation. The fees may result in a profit to the extent they exceed expenses, including the expenses of paying compensation to broker-dealers, financial institutions and other persons for selling the Contracts.
Not all fund families pay the same amount of fees and compensation to Us and not all Funds pay according to the same formula. Because of this, the amount of the fees and payments received by Talcott Resolution varies by Fund and Talcott Resolution may receive greater or less fees and payments depending on which variable investment options your Plan selects.

For information on which Underlying Funds pay Talcott Resolution such fees and at what level, please visit https://plan.empower-retirement.com/plancloudws/fundprospectus or call 1-844-804-8989. Written information will be provided upon request.
Endorsement/Sponsorship Fees Paid By Talcott Resolution
Empower, as sub-administrator for the Talcott Resolution Contracts, has entered into endorsement/sponsorship arrangements with the National Association of Police Organizations (NAPO), Fraternal Order of Police (FOP), and National Association of Government Defined Contribution Administrators (NAGDCA). Under the arrangements, Empower pays endorsement/sponsorship fees to NAPO, FOP and NAGDCA, which allows Empower to advertise its retirement products and services to their member organizations and individuals.
For additional information on the amount of fees and payments made by Empower, as sub-administrator for the Talcott Resolution Contracts, please call 1-844-804-8989. Written information will be provided upon request.
Voting Rights
Talcott Resolution is the legal owner of all Underlying Fund shares held in the Separate Account and has the right to vote at the Fund’s shareholder meetings.
As Sub-administrator of the Separate Account, Empower has assumed responsibility of voting the shares of the Underlying Funds on behalf of Talcott Resolution. To the extent required by federal securities laws or regulations, we will:
• Notify the Contract Owner or Participant of any Fund shareholders’ meeting if the shares held for the Contract may be voted;
•Send proxy materials and a form of instructions to the Contract Owner or Participant that may be used to provide instructions on how to vote the Fund shares held for the Contract;
•Arrange for the handling and tallying of proxies received from Contract Owners or Participants;
•Vote all Fund shares attributable to a Contract according to instructions received from the Contract Owner or Participant; and
•Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.
All Fund shares for which no voting instructions are received will be voted in the same proportion as shares for which voting instructions have been received may result in a small number of Contract Owners or Participants determining the outcome of a proposal subject to a shareholder vote.
If any federal securities laws or regulations, or their present interpretation, change to permit voting shares without obtaining Contract Owner or Participant instructions, Empower may decide to do so. Contract Owners or Participants may attend any shareholder meeting at which shares held for their Contract may be voted.
During the Annuity Period under a Contract, the number of votes will decrease as the number of shares in the Underlying Funds held to fund the Annuity benefits decrease.
Changes to the Funds and Separate Account
Where permitted by applicable law, Talcott may add new Funds to the Separate Account as new Sub-Accounts, make Sub-Accounts (including new Sub-Accounts) available to such classes of Contracts as we may determine, cease to offer any Sub-Account (including closing a Sub-Account to new Contributions and transfers of Contract value), substitute the shares of any other registered investment company for the shares of any Fund held by the Separate Account as necessary to respond to changes in applicable law, or any Fund-initiated changes, events or activity, including, but not limited to, Fund mergers, Fund liquidations, Fund closures or other Fund-initiated activity, combine separate accounts, including the Separate Account, and deregister the Separate Account under the Investment Company Act of 1940, if such registration is no longer required.
If additional Sub-Accounts are made available to Participants, Talcott may or may not make them available to you based on Our assessment of marketing needs and investment conditions. We will send Contract Owners any required notice of an applicable change to the Separate Account or a Fund’s availability.

General Account Option
Important information you should know: The portion of the Contract relating to the General Account option is not registered under the Securities Act of 1933 (“1933 Act”) and the General Account option is not registered as an investment company under the Investment Company Act of 1940 (“1940 Act”). Neither the General Account option nor any interest in the General Account option is subject to the provisions or restrictions of the 1933 Act or the 1940 Act, and the staff of the Securities and Exchange Commission has not reviewed the disclosure regarding the General Account option.
The General Account option is funded through the General Account of Talcott Resolution. Contributions and Contract values allocated to the General Account are subject to the financial strength and claims paying ability of Talcott Resolution.
Declared Rate of Interest
Talcott Resolution credits interest on Contributions made to the General Account at a rate We declare for any period of time that we determine. We may change the declared interest rate from time to time at Our discretion.
Guaranteed Rate of Interest
Talcott Resolution guarantees a minimum rate of interest. The declared interest rate will not be less than the minimum guaranteed rate of interest.
Distributions and Transfers
Distributions and transfers from the General Account within a reasonable period of time after a Participant request is received at the Empower Administrative Office. However, under certain conditions, transfers from the General Account may be limited or deferred. Distributions may be subject to a contingent deferred sales charge and may be deferred.
The General Account is subject to Talcott Resolution’s claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Talcott Resolution’s ability to honor all guarantees under the Contract is subject to its claims-paying capabilities and/or financial strength.
Guaranteed Separate Account
We may also offer some Contract Owners a similar declared interest rate option through a guaranteed separate account. The portion of a Contract relating to such a guaranteed separate account is not registered under the 1933 Act and the guaranteed separate account is not registered as an investment company under the 1940 Act. All guarantees are subject to Our claims paying ability.
Contract Charges
Contingent Deferred Sales Charge
The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contracts, including:
•the cost of preparing sales literature,
•commissions and other compensation paid to broker dealers and their registered representatives, and
•other promotional and distribution related activities.
If the Contingent Deferred Sales Charge is not sufficient to cover sales and distribution expenses, We pay those expenses from Our general assets, including surplus. Surplus might include profits resulting from unused Program Charges.
We do not deduct a sales charge at the time Contributions are made to the Contract. We may assess a Contingent Deferred Sales Charge when you partially or fully Surrender amounts held in your Participant Account under the

Contract. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender from your Participant Account and the number of Contract Years completed with respect to your Participant Account before the Surrender. We do not assess a Contingent Deferred Sales Charge after the fifth Contract Year.
The percentage used to calculate the Contingent Deferred Sales Charge is equal to:
Contract Years	Contingent Deferred Sales Charge as a percentage of Participant Account value Surrendered
During the First Year	5%
During the Second Year	4%
During the Third Year	3%
During the Fourth Year	2%
During the Fifth Year	1%
During the Sixth Year and thereafter	0%
➣ Example: You request a full Surrender when the value of your Participant Account is $1,000 and the applicable Contingent Deferred Sales Charge is 5%: Your Sub-Account(s) will be surrendered by $1,000 and you will receive $950 (i.e., the $1,000 Surrender less the 5% Contingent Deferred Sales Charge).
If you request a partial Surrender and ask for a specific dollar amount, the Contingent Deferred Sales Charge will be calculated on the total amount that must be withdrawn from your Sub-Account(s) to provide you with the amount requested.
➣ Example: You ask for $1,000 when the applicable Contingent Deferred Sales Charge is 5%: Your Sub-Account(s) will be reduced by $1,052.63 (i.e., a total withdrawal of $1,052.63 made up of $52.63 in Contingent Deferred Sales Charge plus the $1,000 you requested). The net amount of $1,000 is paid to you.
We may reduce the amount or term of the Contingent Deferred Sales Charge (See “Experience Rating under the Contracts” and “Negotiated Charges and Fees”).
When you request a full Surrender, the Contingent Deferred Sales Charge is deducted from the amount Surrendered and the balance is paid to you.
The following Surrenders are NOT subject to a Contingent Deferred Sales Charge:
• Benefit Payments — We do not assess a Contingent Deferred Sales Charge on amounts Surrendered from the Contract to pay benefits to a Participant or a beneficiary under the terms of your Plan. We call these amounts “Benefit Payments”. Amounts Surrendered for transfer to the funding vehicle of another investment provider or Surrendered because of the termination of your Plan are not Benefit Payments. Upon Our request, the Contract Owner must provide documentation acceptable to us that a Surrender is a Benefit Payment.
•Plan Related Expenses — We do not assess a Contingent Deferred Sales Charge on amounts Surrendered from the Contract to pay certain administrative expenses or other Plan Related Expenses including, fees to consultants, auditors, third-party administrators and other plan service providers. We call these amounts “Plan Related Expenses.” Upon Our request, the Contract Owner must provide Us with reasonable documentation that a Surrender is a Plan Related Expense.
•Transfer to an Approved Plan Related Investment Account — We do not assess a Contingent Deferred Sales Charge on amounts Surrendered from the Contract to transfer to an Approved Plan Related Investment Account. An Approved Plan Related Investment Account is a separate Participant directed investment account under your Plan that your Employer identifies and We accept for the purpose of Participant directed transfers of amounts from the Contract for investment outside of the Contract.
We will allocate the deduction of the Contingent Deferred Sales Charge among all Sub-Accounts and any General Account value in a Participant Account on a prorate basis unless you elect a different allocation of the deduction for the Contingent Deferred Sales Charge.

Annual Maintenance Fee
The Annual Maintenance Fee is an annual fee that we deduct from the value of each Participant Account on a quarterly basis during the Accumulation Period. This means during the year We deduct 25 percent of the Annual Maintenance Fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account. The maximum Annual Maintenance Fee permitted under the Contracts is $30. We determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan’s Contract for the calendar year, using the table below based on the average of all Participant Account values under your plan’s Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan’s Contract as of the last Valuation Day of the prior year. The Annual Maintenance Fee will be as set forth in the table below; however, We may charge the maximum Annual Maintenance Fee of $30 if a plan negotiates additional services under the Contract. The Annual Maintenance Fee helps to compensate Us for Our administrative services related to maintaining the Contract and the Participant Accounts.
Average Participant Account Value under Your Contract	Amount of the Annual Maintenance Fee
$0 to $19,999.99	$20
$20,000.00 to $39,999.99	$10
$40,000.00 and over	$0
The Annual Maintenance Fee may be reduced or waived (See “Experience Rating under the Contracts” and “Negotiated Charges and Fees”). We may also reduce or waive some or all of the Annual Maintenance Fee for plans that use a third-party administrator with systems that are compatible with Our own.
Program and Administrative Charge
For providing administrative services, We deduct a daily charge at an annual rate against all Contract values in the Sub-Accounts. This charge continues for the life of the Contract. The rate of the charge depends on the total value of the aggregate Participant Accounts within the Contract anticipated by your Employer within 24 months of initial purchase by your Employer. If the actual total value of the aggregate Participant Accounts within the Contract is lesser than the anticipated level, We may increase the Program and Administrative Charge on a going forward basis. In no event will the charge exceed 1.25%.
Before Annuity Commencement Date
Total Value of Participant Accounts under a Contract	Program and Administrative Charge
$0 to $3,499,999.99	1.25%
$3,500,000.00 to $4,999,999.99	1.05%
$5,000,000.00 to $24,999,999.99	0.85%
$25,000,000.00 to $34,999,999.99	0.75%
$35,000,000.00 to $49,999,999.99	0.65%
$50,000,000.00 to $69,999,999.99	0.50%
$70,000,000.00 to $84,999,999.99	0.35%
$85,000,000.00 to $99,999,999.99	0.15%
$100,000,000.00 and over	0.00%
After Annuity Commencement Date
Program and Administrative Charge
All Participants	1.25%
When your Employer purchases the Contract, your Employer chooses one of the following two methods that the Program and Administrative charge is deducted under the Contract:

Method One: The Program and Administrative Charge is deducted daily. It is assessed as a percentage of the net asset value of each Fund when Accumulation Unit or Annuity Unit values are determined each day.
Method Two: The Program and Administrative Charge is deducted each calendar quarter. It is assessed as a percentage of the average daily assets of the Sub-Accounts during the calendar quarter. The charge is deducted from your Participant Account by redeeming the Accumulation Units or Annuity Units in proportion to the dollar amount of the charge. Method Two is not available to Contracts issued in New York.
We provide various administrative support services for plans. These services include recordkeeping, statements of account, internet and automated voice response account access, and participant educational materials. The Program and Administrative Charge compensates Us for providing administrative services under the Contracts.
If the Program and Administrative Charge under a Contract is insufficient to cover actual costs incurred by Us, We will bear the loss. If the Program and Administrative Charge exceeds these costs, We will keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the Program and Administrative Charge.
We may reduce the Program and Administrative Charge under the Contracts (See “Experience Rating under the Contracts” and “Negotiated Charges and Fees”).
Loan Fees
Loans may be subject to a one-time set-up fee of $50. In addition, loans may also be subject to an annual loan administration fee of $50. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.
Premium Taxes
We reserve the right to deduct a charge for Premium Tax imposed on Us by a state or other governmental entity. Certain states and municipalities impose a Premium Tax. In some cases, Premium Taxes are deducted at the time purchase payments are made; in other cases Premium Tax is assessed on the Annuity Commencement Date. We will pay Premium Taxes at the time imposed under applicable law. At Our sole discretion, We may deduct Premium Taxes at the time We pay such taxes to the applicable taxing authorities, at the time the Contract is surrendered, at the time a death benefit is paid, or at the time a Participant annuitizes.
Transfer Fee
You can transfer your Participant Account values between or among the Sub-Accounts up to 12 times per Participant Contract Year. A Transfer Fee of $5 may apply to each transfer in excess of 12 made in a Participant Contract Year. We do not currently charge the $5 Transfer Fee. The Transfer Fee does not apply to Contracts issued in New York.
Experience Rating under the Contracts
We may apply experience credits under a Contract based on investment, administrative or other factors, including, but not limited to: (1) the total number of Participants, (2) the sum of all Participants’ Account values, (3) the allocation of Contract values between the General Account and the Separate Accounts under the Contract, (4) present or anticipated levels of Contributions, distributions, transfers, administrative expenses or commissions, and (5) whether We are the exclusive annuity contract provider. Experience credits can take the form of a reduction in the deduction for Program and Administrative Charges, a reduction in the term or amount of any applicable Contingent Deferred Sales Charges, an increase in the rate of interest credited under the Contract, a reduction in the amount of the Annual Maintenance Fee or any combination of the foregoing. We may apply experience credits either prospectively or retrospectively. We may apply and allocate experience credits in such manner as We deem appropriate. Any such credit will not be unfairly discriminatory against any person, including the affected Contract Owners or Participants. Experience credits have been given in certain cases. Owners of Contracts receiving experience credits will receive notification regarding such credits. Experience credits may be discontinued at Our sole discretion in the event of a change in applicable factors. For Contracts issued in New York, We may only apply experience credits prospectively.

Negotiated Charges and Fees
The charges and fees described in this section vary from Contract to Contract, depending on plan characteristics. The Contract Owner can negotiate charges and fees. This flexibility allows Us and the Contract Owner to custom design a charge and fee structure that meets the financial goals of both the Contract Owner and Talcott Resolution.
Charges of the Funds
The Separate Account purchases shares of the Funds at net asset value. The net asset value of the fund reflects investment advisory fees, distribution fees and operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the Underlying Fund’s prospectuses.
Plan Related Expenses
The Contract Owner may direct Us to deduct amounts from the assets under a Contract to pay certain administrative expenses or other Plan-related Expenses including, but not limited to, fees to consultants, auditors, counsel, Talcott Resolution and other Plan service providers. We will deduct and pay such amounts to the Contract Owner or as directed by the Contract Owner. We may agree to include these amounts as an adjustment to the charge for administrative undertakings for the Separate Account.
You should consult a tax advisor regarding the tax treatment of adviser fee payments. Please consult with your investment adviser before requesting us to pay financial adviser fees from this Contract compared to other assets you may have.
Any financial adviser fee you pay is in addition to this Contract’s fees and expenses.
You should ask your financial adviser about compensation they receive for this Contract. We are not an investment adviser, and we do not provide investment advice in connection with sales of the Contract. We are not a fiduciary to you, and do not make recommendations or assess suitability.
Description of the Contracts
The Contracts are group variable annuity contracts offered to:
•Tax deferred annuity programs adopted according to Section 403(b) of the Code by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Code;
•Deferred compensation plans as defined in Section 457 of the Code sponsored by governmental employers or by certain tax-exempt organizations described in Section 501(c)(3) of the Code;
•Retirement plans qualified under Sections 401(a) or 403(a) of the Code; and
•Individual Retirement Annuity programs adopted according to Section 408 of the Code.
The Contracts are not available for issuance except as described above.
It is important that you notify Empower if you change your address. If your mail is returned to Empower, we are likely to suspend future mailings until an updated address is obtained. In addition, Empower may rely on a third party, including the U.S. Postal Service, to update your current address. Failure to give Empower a current address may result in payments due and payable on your Participant Account being considered abandoned property under state law (unless preempted by ERISA), and remitted to the applicable state.
Assignments
The Contract and a Participant’s interest in a Contract cannot be assigned, transferred, or pledged.
Pricing and Crediting of Contributions
Initial Contributions to your Participant Account are credited within two Valuation Days of receipt of a properly completed application and the initial Contribution at the Empower Administrative Office.
If the application or other information accompanying the initial Contribution is incomplete when received, We will hold the money in a non-interest bearing account for up to five Valuation Days while We try to obtain complete information. If We cannot obtain the information within five Valuation Days, We will either return the Contribution and explain why it could not be processed or keep the Contribution if the Participant authorizes Us to keep it until the necessary information is provided.
Contributions properly designated for your Participant Account that are received prior to the close of the New York Stock Exchange will be invested on the same Valuation Day. Subsequent Contributions properly designated for your Participant Account that are received on a Non-Valuation Day or after the close of the New York Stock Exchange will be invested on the next Valuation Day.
Canceling your Certificate
If for any reason you are not satisfied with your participation in the Contract, simply return your certificate within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your participation in the Contract. We may require additional information, including a signature guarantee, before we can cancel your participation in the Contract.
Unless otherwise required by state law, We will pay you your Participant Account value as of the Valuation Day We receive your request to cancel and will refund any sales or Contract charges incurred during the period you participated in the Contract. The Participant Account value may be more or less than your Contributions depending upon the investment performance of your Participant Account. This means that you bear the risk of any decline in your Participant Account value until We receive your notice of cancellation. In certain states, however, We are required to return your Contributions without deduction for any fees or charges.
Surrender Charge Offset
You may be eligible to receive a credit to your Participant Account if you elect to make a Contribution that is transferred from a contract of another carrier within your plan. The credit is equal to the surrender charge you incurred from the other carrier when you make the transfer and is limited to a maximum credit of 7%.
Your Employer may also be eligible for a Group Surrender Charge Offset if the initial Contribution made to the Contract consists of a transfer of funds held by the Plan under an investment vehicle issued by another carrier. If, by reason of the transfer, the Plan has paid, or will pay, a surrender charge, market value adjustment or other discontinuance charge to the other carrier, Talcott Resolution will reimburse the Plan not to exceed 7% of transferred assets.
Contribution Amounts
If the Plan adopted by the Contract Owner so provides, the Contract permits the allocation of Contributions, in multiples of 1% among the several Sub-Accounts of the Separate Account. The minimum amount that may be allocated to any Sub-Account in a Separate Account shall not be less than $10. Such changes must be requested in the form and manner prescribed by Us.
Transfers between Sub-Accounts
During phases of your Contract when transfers are permissible, you may make transfers between Sub-Accounts according to the following policies and procedures, as they may be amended from time to time.
A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Participant Account value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when We process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to Us and your Registered Representative. Any oral communication should be re-confirmed in writing.
You may request a transfer into (purchases) a particular Sub-Account or transfers out of (redemptions) a particular Sub-Account. In addition, you may allocate Contributions to or request Surrenders from Sub-Accounts. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund We would need to sell to satisfy all Participants’ “transfer-out” requests. At the same time, We also combine all the daily requests to transfer into a particular Sub-Account or Contributions allocated to that Sub-Account and determine how many shares of that Underlying Fund We would need to buy to satisfy all Participants’ “transfer-in” requests.

In addition, many of the Underlying Funds that are available as investment options in Our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by Us or Our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.
We take advantage of Our size and available technology to combine sales of a particular Underlying Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by Us or Our affiliates. We also combine many of the purchases of that particular Underlying Fund for many of the products We offer. We then “net” these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that We sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.
For example, if We combine all transfer-out (redemption) requests and Surrenders of a Sub-Account with all other sales of that Underlying Fund from all Our other products, We may have to sell $1 million dollars of that Fund on any particular day. However, if other Participants and the owners of other products offered by Us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then We would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.
Restrictions on Sub-Account Transfers
First, you may make only one Sub-Account transfer request each day. We limit each Participants to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one “Sub-Account transfer,” however, you cannot transfer the same Participant Account value more than once a Valuation Day.
For Example:
•If the only transfer you make on a day is a transfer of $10,000 from one Sub-Account into another Sub-Account, it would count as one Sub-Account transfer.
•If, however, on a single day you transfer $10,000 out of one Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day’s transfer activity would count as one Sub-Account transfer.
•Likewise, if on a single day you transferred $10,000 out of one Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Account however you chose), that day’s transfer activity would count as one Sub-Account transfer.
•Conversely, if you have $10,000 in Participant Account value distribution among 10 different Sub-Accounts and you request to transfer the Participant Account value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.
•However, you cannot transfer the same Participant Account value more than once in one day. That means if you have $10,000 in a money market fund Sub-Account and you transfer all $10,000 into a stock fund Sub-Account, on that same day you could not then transfer the $10,000 out of the stock fund Sub-Account into another Sub-Account.
Second, you are allowed to submit a total of 20 Sub-Account transfers each Calendar Year (the “Transfer Rule”) by U.S. Mail, Voice Response Unit, internet, or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, We will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, Our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.
We may aggregate a Contract Owner’s Contracts or a Participant’s Participant Accounts for the purposes of enforcing these restrictions.
The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation program. Reallocations made based on a Fund merger or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.
Third, policies have been designed to restrict excessive Sub-Account transfers. You should not purchase or become a Participant under this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don’t purchase or become a Participant under this Contract if you plan to engage in “market timing,” which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:
Fund Trading Policies
Generally, you are subject to an Underlying Fund’s trading policies, if any. We are obligated to provide, at the Underlying Fund’s request, tax identification numbers and other shareholder identifying information contained in Our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, We have agreed to serve as a Fund’s agent to help monitor compliance with that Underlying Fund’s trading policy.
We are obligated to follow each Underlying Fund’s instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning Sub-Account transfers into an Underlying Fund or other funds within that fund complex. We are not authorized to grant exceptions to an Fund’s trading policy. Please refer to each Underlying Fund’s prospectus for more information. Transactions that cannot be processed because of the Underlying Fund’s trading policies will be considered not in good order.
In certain circumstances, the Underlying Fund’s trading policies do not apply or may be limited. For instance:
•Certain types of financial intermediaries may not be required to provide Us with shareholder information.
•“Excepted funds” such as money market funds and any Underlying Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that an Underlying Fund treats as a single investor.
•An Underlying Fund can decide to exempt categories of Contract Owners whose contracts are subject to inconsistent trading restrictions or none at all.
•Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of asset allocation programs, automatic rebalancing programs, Annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Contract; or (iv) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals, surrenders, or retirement plan contributions.
Possibility of Undetected Abusive Trading or Market Timing. We may not be able to detect or prevent all abusive trading activities. For instance,
•Since We net all the purchases and redemptions for a particular Underlying Fund for this and many of Our other products, transfers by any specific market timer could be inadvertently overlooked.
•Certain forms of variable annuities and types of Underlying Funds may be attractive to market timers. We cannot provide assurances that we will be capable of addressing possible abuses in a timely manner.
•These policies apply only to individuals and entities that own or are Participants under this Contract. However, the Underlying Funds that make up the Sub-Accounts of this Contract are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different or less restrictive transfer rules or no transfer restrictions at all.
•In some cases, We are unable to count the number of Sub-Account transfers requested by Participants or enforce the Transfer Rule because We do not keep Participant Account records for a Contract. In those cases, the Participant Account records and Participant Sub-Account transfer information are kept by the Contract Owner or its third party service provider. These Contract Owners and third party service providers may provide Us with limited information or no information at all regarding Participant Sub-Account transfers.

Impact of Frequent Transfers
We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Participant Account. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity payouts for your payee as well as reduce value of other optional benefits available under your Contract.
Separate Account investors could be prevented from purchasing Fund shares if We reach an impasse on the execution of a Fund’s trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all Our variable product investors if the Fund and We cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund’s opinion, has violated the Fund’s trading policy.
In some cases, We do not have the tax identification number or other identifying information requested by a Fund in Our records. In those cases, We rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, We may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all Participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.
General Account Option Transfers
You may make transfers out of the General Account Option to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). For all Contracts:
•Transfers of assets presently held in the General Account option to any account that we determine is a competing account, are prohibited.
•Similarly, transfers of assets presently held in any competing account to the General Account option, are prohibited.
In addition, we may limit the maximum amount transferred or Surrendered from the General Account option if the amount of any transfer or full or partial Surrender from the General Account value of a Participant’s Account in any Contract Year exceeds 1/6th of the General Account values under the Contract as of the end of the preceding Contract Year.
These restrictions apply to all transfers from the General Account Option, including all systematic transfers.
As a result of these limitations, it may take a longer period of time (i.e., several years) to move Participant Account values in the General Account Option to Sub-Accounts and therefore this may not provide an effective short-term defensive strategy.
Telephone and Internet Transfers
Transfer instructions received by telephone on any Valuation Day before the end of any Valuation Day will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.
Transfer instructions you send electronically are considered to be received by Us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact Us as soon as possible.
Telephone or internet transfer requests may be cancelled via the internet or by calling Us before the end of the Valuation Day you made the transfer request.
We, Our agents or Our affiliates are not responsible for losses resulting from telephone or electronic requests that We believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through Our website are genuine, including a requirement that Contract Owners and Participants provide certain identifying information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

Contract Value
Your Participant Account value reflects the sum of the amounts under your Participant Account allocated to the General Account option and the Sub-Accounts.
There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit value. Therefore, on any Valuation Day the portion of your Participant Account allocated to the Sub-Accounts will reflect the investment performance of the Sub-Accounts and will fluctuate with the performance of the Underlying Funds.
Contributions made or Contract values allocated to a Sub-Account are converted into Accumulation Units by dividing the amount of the Contribution or allocation, minus any Premium Taxes, by the Accumulation Unit value for that Valuation Day. The more Contributions or Contract values allocated to the Sub-Accounts under your Participant Account, the more Accumulation Units will be reflected under your Participant Account. You decrease the number of Accumulation Units in a Sub-Account under your Participant Account by requesting Surrenders, transferring money out of a Sub-Account, submitting a Death Benefit claim or by electing an Annuity payout from your Participant Account.
To determine the current Accumulation Unit value, We take the prior Valuation Day’s Accumulation Unit value and multiply it by the Net Investment Factor for the current Valuation Day. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).
The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. At the time your Employer purchases the Contract, your Employer chooses one of the following two methods to calculate the Net Investment Factor. The value of your Participant Account will be the same, regardless of the method chosen by your Employer.
Method One
The Net Investment Factor for each Sub-Account equals:
•the net asset value per share plus applicable distributions per share of the corresponding Underlying Fund at the end of the current Valuation Day; divided by
•the net asset value per share of the corresponding Underlying Fund at the end of the prior Valuation Day; multiplied by
•the daily expense factor for the program and administrative charge and any other applicable charges, adjusted for the number of days in the period.
Method Two (not available to Contracts issued in New York)
The Net Investment Factor for each Sub-Account equals:
•the net asset value per share of the corresponding Underlying Fund at the end of the current Valuation Day; divided by
•the net asset value per share of the corresponding Underlying Fund at the end of the prior Valuation Day.
Under Method Two, the value of any applicable Underlying Fund distributions per share creates additional Accumulation Units.
We will send you a statement for each calendar quarter, that tells you how many Accumulation Units you have, their value and your total Participant Account value. You can also call (844) 804-8989 to obtain your Participant Account value or, where available, you may access your account information through our website at www.massmutual.com/govnp.
Shares of the Underlying Funds are valued at net asset value on a daily basis. A complete description of the valuation method used in valuing Fund shares may be found in the Underlying Funds’ prospectus.
Surrenders and Withdrawals
IMPORTANT TAX INFORMATION: There are certain restrictions on section 403(b) tax-sheltered annuities. As of December 31, 1988, all section 403(b) annuities have limits on full and partial surrenders. Contributions to the Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless the Contract Owner/employee has a) attained age 59 1∕2, b) a severance from employment, c) died, d) become disabled or e) experienced financial hardship (cash value increases may not be distributed for hardships prior to age 59 1∕2). Distributions prior to age 59 1∕2 due to financial hardship or separation from service may still be subject to a penalty tax of 10%. We will not assume any responsibility for determining whether a withdrawal is permissible, with or without tax penalty, in any particular situation; or in monitoring withdrawal requests regarding pre or post January 1, 1989 Contract Values. Any full or partial Surrender described above may affect the continuing tax-qualified status of some Contracts or plans and may result in adverse tax consequences to the Contract Owner. The Contract Owner, therefore, should consult with a tax adviser before undertaking any such Surrender (See “ Federal Tax Considerations”).
After termination of Contributions on your behalf and prior to your Annuity Commencement Date, you will have the following options:

1.
Continue your Participant’s Account under the Contract. Under this option, when the selected Annuity Commencement Date arrives, payments will begin under the selected Annuity payout option (See “Annuity Payout Options”). At any time before the Annuity Commencement Date, you may your Participant Account for a lump sum cash settlement in accordance with 3. below.
2.
To provide Annuity payouts immediately. The values in your Participant’s Account may be applied, subject to contractual provisions, to provide for Fixed or Variable Annuity payouts, or a combination thereof, commencing immediately, under the selected Annuity payout option under the Contract (See “Annuity Payout Options”).
3.
To Surrender your Account in a single sum. The amount received will be the value next computed after receipt of a written Surrender request for complete Surrender at the Empower Administrative Office, less any applicable Contingent Deferred Sales Charge, Annual Maintenance Fee and Premium Taxes. Payment will normally be made within seven days after We receive the written request.
4.
To request a partial Surrender of your Participant’s Account. Partial Surrenders are taken from the Sub-Account(s) that you specify. If you do not specify the Sub-Account(s), We will take the amount out of all applicable Sub-Account(s) on a pro rata basis. We will deduct any applicable Sales Charges from the partial Surrender (See “Contract Charges”).
5.
To begin making monthly, quarterly, semi-annual or annual withdrawals while allowing your Participant Account to remain in the Accumulation Period. Your Participant Account remains subject to the Annual Maintenance Fee and any fluctuations in the investment results of the Sub-Accounts or any of the underlying investments. You may transfer the values of your Participant Account from one or more Sub-Accounts or the General Account option to any other Sub-Account, the General Account option or to any combination thereof, subject to Contract restrictions (See “Systematic Withdrawal Option”).
Systematic Withdrawal Option
If permitted by IRS regulations and the terms of the Plan, a Participant can make withdrawals while allowing his or her Participant Account to remain in the Accumulation Period under the Contract. Eligibility under this provision is limited to Participants who have terminated their employment with the Employer at the time they elect the Systematic Withdrawal Option (“SWO”). Payments are limited to 18.0% of the Participant’s Account annually. The minimum payment amount is $100. SWO payments generally are taxable as ordinary income and, if made prior to age 59 1∕2 , an IRS tax penalty may apply. Any Contingent Deferred Sales Charge otherwise applicable is waived on SWO payments.
Participants elect the specific dollar amount to be withdrawn, the frequency of payments (monthly, quarterly, semi-annually or annually) and the duration of payments (either a fixed number of payments or until the Participant’s Account is depleted). The duration of payments may not extend beyond the Participant’s life expectancy as of the beginning date of SWO payments or the joint and last survivor life expectancy of the Participant and the Participant’s Beneficiary. Participants may not elect the SWO if there is an outstanding loan amount.
A Participant can change the terms of a SWO as often as four times in each calendar year, can terminate the SWO at any time, and can elect one of the five available Annuity options or a partial or full lump sum withdrawal. If a partial or full lump sum withdrawal is elected within 12 months of a SWO payment, the Contingent Deferred Sales Charge that was previously waived, if any, will be deducted from the Participant’s Account upon withdrawal. Unless you direct otherwise, SWO payments will be deducted on a pro rata basis from the General Account option and each Sub-Account to which the Participant’s Account is allocated.
The SWO may only be elected pursuant to an election on a form provided by Us. Election of the SWO does not affect Participants’ other rights under the Contracts.
Payment of Surrender Value
Payments from the Sub-Accounts may be delayed beyond seven days only for periods (1) during which the New York Stock Exchange is closed other than customary weekend or holidays closings, or during which trading on the New York Stock Exchange is restricted; (2) during which an emergency exists that makes the valuation and disposal of the securities not reasonably practical; and (3) such other periods that the SEC may by order permit for the protection of investors.
Annuity Options
You are not required to annuitize this Contract. A Participant selects an Annuity Commencement Date (usually between the Participant’s 50th birthday and the date on which the Participant attains their “applicable age” as described under “Federal Tax Considerations”) and an Annuity payout option. The Annuity Commencement Date may be any day of any month before or including the month of a Participant’s 90th birthday, or an earlier date if prescribed by applicable law.
The Annuity Commencement Date and/or the Annuity payment option may be changed from time to time, but any such change must be made at least 30 days prior to the date on which Annuity payouts are scheduled to begin. Annuity payouts will normally be made on the first business day of each month, or another mutually agreed upon business day.
The Contract contains five Annuity payout options that may be selected on either a Fixed or Variable Annuity basis, or a combination thereof. If a Participant does not elect otherwise, We reserve the right to begin Annuity payouts at age 90 under Option 2 with 120 monthly payments certain. However, unless required by applicable law, We will not assume responsibility in determining or monitoring any required minimum distributions (See “Federal Tax Considerations”). Generally, depending on the terms of your retirement plan, you may select from the following payment frequencies: monthly, quarterly, semi-annually, and annually.
Annuity Payout Options
Option 1: Life Annuity where We make monthly Annuity payouts for as long as the Annuitant lives.
❖❖ Payments under this option stop with the last monthly payment preceding the death of the Annuitant, even if the Annuitant dies after one payment. This option offers the maximum level of monthly payments of any of the other life annuity options (Options 2-4) since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a Beneficiary.
Option 2: Life Annuity with 120, 180 or 240 Monthly Payments Certain where We make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by Us.

Option 3: Cash Refund Life Annuity where We make monthly payments during the life of the Annuitant terminating with the last payment due prior to the death of the Annuitant, except that an additional payment will be made to the Beneficiary if (a) below exceeds (b) below:
(a)	=	total amount applied under the option at the Annuity Commencement Date
Annuity Unit value at the Annuity Commencement Date
(b)	=	number of Annuity Units represented by each monthly Annuity payout made	×	number of monthly Annuity payouts made
The amount of the additional payments is determined by multiplying the excess, if any, by the Annuity Unit value as of the date We receive Due Proof of Death.
Option 4: Joint and Last Survivor Annuity where We make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor, ending with the last payment prior to the death of the survivor.
❖When the Annuity is purchased, the Annuitant elects what percentage (50%, 662/3%, 75% or 100%) of the monthly Annuity payout will continue to be paid to the survivor.
❖Under this Option 4, it would be possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.
Option 5: Payments for a Designated Period where We agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant’s death prior to the end of the designated period, the present value of any then remaining payments will be paid in one lump sum to the Beneficiary unless other provisions have been made and approved by Us.
❖Option 5 does not involve life contingencies and does not provide any mortality guarantee.
❖Surrenders are subject to the limitations set forth in the Contract and any applicable Contingent Deferred Sales Charges (See “Contract Charges”).
For Contracts issued in New York, no surrenders are permitted by the Annuitant after Annuity payments commence under Option 5.
Once Annuity payouts have started, no Surrenders are permitted except from an annuity under Annuity Payout Option 5 - Payments for a Designated Period – that are paid on a variable basis. Such surrenders may be subject to a Contingent Deferred Sales Charge.
Options 2 and 5 are available only if the guaranteed Annuity payout period is less than the life expectancy of the Annuitant or the joint life expectancy of the Annuitant and their Joint Annuitant at the time the option becomes effective. Such life expectancy shall be computed on the basis of the mortality table prescribed by the IRS or, if none is prescribed, the mortality table then in use by Us.
We may offer other Annuity payout options from time to time. Not all Annuity payout options will be available in all states or in all Contracts.
Calculation of Annuity Payment
During the Annuity Period, your Participant Account Value will be applied to the Annuity Payout Option on either a fixed or variable basis, as you select. The minimum Annuity payout is $20. No election may be made which results in a first payment of less than $20. If at any time Annuity payouts are or become less than $20 We have the right to change the frequency of payment to intervals that will result in payments of at least $20.

Variable Annuity Payments
The value of the Annuity Unit for each Sub-Account in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of (1) the Net Investment Factor (see “Contract Value”) for the day for which the Annuity Unit value is being calculated, and (2) a factor to neutralize the assumed net investment rate discussed below.
The value of the Contract is determined as the product of the value of the Accumulation Unit credited to each Sub-Account no earlier than the close of business on the fifth business day preceding the date the first Annuity payout is due and the number of Accumulation Units credited to each Sub-Account as of the date the Annuity is to commence.
The first monthly payment varies according to the Annuity payout option selected. The Contract cites Annuity tables derived from the 1983a Individual Annuitant Mortality Table with an assumed interest rate (“A.I.R.”) of 4.00% per annum. The total first monthly Annuity payout is determined by multiplying the value (expressed in thousands of dollars) of a Sub-Account (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the Contracts. With respect to Fixed Annuities only, the current rate will be applied if it is higher than the rate under the tables in the Contract.
Level Annuity payouts would be provided if the net investment rate remained constant and equal to the A.I.R. In fact, payments will vary up or down in the proportion that the net investment rate varies up or down from the A.I.R. A higher A.I.R. may produce a higher initial payment but more slowly rising and more rapidly falling subsequent payments than would a lower interest rate assumption.
The amount of the first monthly Annuity payout, determined as described above, is divided by the value of an Annuity Unit for the appropriate Sub-Account not later than the fifth business day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of
Annuity Units remains fixed during the Annuity Period, and in each subsequent month the dollar amount of the Annuity payout is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.
The Annuity payouts will be made on the date selected. The Annuity Unit value used in calculating the amount of the Annuity payouts will be based on an Annuity Unit value determined as of the close of business on a day not more than the fifth business day preceding the date of the Annuity payout.
Here is an example of how a Variable Annuity is determined:
ILLUSTRATION OF ANNUITY PAYOUTS: (UNISEX) AGE 65, LIFE ANNUITY WITH 120 PAYMENTS CERTAIN
A.	Net amount applied	$139,782.50
B.	Initial monthly income per $1,000 of payment applied	6.13
C.	Initial monthly payment (A × B ÷ 1,000)	$856.87
D.	Annuity Unit Value	3.125
E.	Number of monthly annuity units (C ÷ D)	274.198
F.	Assume annuity unit value for second month equal to	2.897
G.	Second monthly payment (F × E)	$794.35
H.	Assume annuity unit value for third month equal to	3.415
I.	Third month payment (H × E)	$936.39
The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account.

Benefits Available Under the Contract
The following table summarizes information about the benefits under the Contract.
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Death Benefit
If the Participant dies before
his or her Annuity
Commencement Date, We
will pay a death benefit to the
Beneficiary. The death benefit
will equal the Participant’s
Account value. If no
Beneficiary is living at the
death of the Participant, the
Participant’s estate is the
Beneficiary.
		Standard	None	• The deduction of advisory fees will reduce your death benefit.
Participant Loan	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	Loan set-up fee of $50.00 and annual loan administration fee of $50.00.	• Must be permitted by the Code and the terms of the Plan.
Systemic Withdrawal Option	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	None
• Limited to
Participants
who have
terminated
their
employment
with the
Employer;
• Duration of
payments
may not
extend
beyond the
Participant’s
life
expectancy;
• A
Participant
may not
elect the
Systemic
Withdrawal
Option if
there is an
outstanding
Loan.

Death Benefits
Determination of the Beneficiary: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant’s estate is the Beneficiary.
Death before the Annuity Commencement Date: If the Participant dies before his or her Annuity Commencement Date, a death benefit will be payable to the Beneficiary. The form of the death benefit payable to the Beneficiary(ies) will be subject to the limitations of the Plan, if any, and the terms of the Contract. The death benefit shall be equal to the Participant’s Account value, reduced by any Premium Taxes not previously deducted, any unpaid fees or charges under the Contract, and any outstanding Participant loan indebtedness.
If the proceeds are taken in a single sum, payment will normally be made within seven days of Our receipt of completed settlement instructions.
You may apply the death benefit payout to any one of the Annuity payment options (See “Annuity Payout Options”) instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to Empower at the Empower Administrative Office. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant’s Account after retirement. (See “Annuity Options”)
Death on or after the Annuity Commencement Date: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or to receive the computed value.
Participant Loans
During the Accumulation Period, a Participant under a Tax-sheltered Annuity plan may request a loan from his or her Participant Account, if permitted by the Plan. Loans from a Participant’s Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, We deduct a loan set-up fee of $50. In addition, while your loan is outstanding, We deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full Surrender of your Participant Account.
When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.
Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant’s Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.
Federal Tax Considerations
General
The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on Our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income.
This summary has been prepared by Us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.
THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.
Civil Unions & Domestic Partnerships
Upon your death, a surviving spouse may have certain continuation rights under the Contract that he or she may elect to exercise for the Contract’s death benefit and any joint-life coverage under an optional living benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Parties to a civil union or domestic partnership are not treated as spouses under federal law. Consequently, certain transactions, such as change of ownership or continuation of the contract after death, may be taxable to those individuals. You should consult a tax and/or legal advisor for more information on this subject if it applies to you.
Tax Reporting
The federal, as well as state and local, tax laws and regulations require Us to report certain transactions with respect to the Contract (such as an exchange of or a distribution from the Contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide you with a copy of what was reported. This copy is not intended to supplant your own records. It is your responsibility to ensure that what you report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on your books and records. You should review whatever is reported to the taxing authorities by Us against your own records, and in consultation with your own tax advisor, and should notify Us if you find any discrepancies in case corrections have to be made.
Taxation of Talcott Resolution and the Separate Account
The Separate Account is taxed as part of Talcott Resolution which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a “regulated investment company” under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. (See “Contract Value”). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.
Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Talcott Resolution is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Talcott Resolution is the owner of the assets from which the tax benefits are derived.
Diversification of the Separate Account
For certain types of Contracts, the Internal Revenue Code (“Code”) requires that investments supporting these Contracts be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or Underlying Fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.
The Treasury Department’s diversification regulations under Code Section 817(h) require, among other things, that:
•no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,
•no more than 70% is represented by any two investments,
•no more than 80% is represented by any three investments and
•no more than 90% is represented by any four investments.
In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.
A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.
Tax Ownership of the Assets in the Separate Account
In order for certain variable annuity contracts to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the “owner” of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the “tax owner” of certain separate account assets, income and gain from such assets would be includable in the variable contract owner’s gross income. The U.S. Tax Court followed the IRS position and held that a variable contract owner would be treated for federal tax purposes as the owner of the separate account assets (Webber v. Commissioner, 14 Tax Court No. 17, June 30, 2015). The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and variable life insurance contracts. The distinction between when a variable contract owner will be determined to own the separate account under the analysis of the IRS and the Tax Court can best be illustrated by the following IRS rulings.
Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer’s separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such “public availability” means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in Our Separate Account for your Contract are available for purchase except through an insurer’s variable contracts or by other permitted entities.
Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the Underlying Fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, We believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, We reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

Non-Natural Persons as Owners
Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:
•A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),
•A contract acquired by the estate of a decedent by reason of such decedent’s death,
•Certain contracts acquired with respect to tax-qualified retirement arrangements,
•Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or
•A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract’s purchase.
A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.
Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the “holder” in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a “holder.” In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the “holder.” However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.
Annuity Purchases by Nonresident Aliens and Foreign Corporations
The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Talcott Resolution. If withholding applies, We are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser’s country of citizenship or residence.
Generation Skipping Transfer Tax
Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Talcott Resolution to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
Tax-Qualified Retirement Plans
This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.
The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a “Qualified Plan” or “Plan”). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.
The following is only a general discussion about types of Qualified Plans for which the Contracts may be available. We are not the plan administrator for any Qualified Plan. The plan administrator or custodian, whichever is applicable, (but not Us) is responsible for all Plan administrative duties including, but not limited to, notification of distribution options, disbursement of Plan benefits, handling any processing and administration of Qualified Plan loans, compliance with regulatory requirements and federal and state tax reporting of income/distributions from the Plan to Plan participants and, if applicable, beneficiaries of Plan participants and IRA contributions from Plan participants. Our administrative duties are limited to administration of the Contract and any disbursements of any Contract benefits to the Owner, annuitant or beneficiary of the Contract, as applicable. Our tax reporting responsibility is limited to federal and state tax reporting of income/distributions to the applicable payee and IRA contributions from the Owner of a Contract, as recorded on Our books and records. If you are purchasing a Contract through a Qualified Plan, you should consult with your Plan administrator and/or a qualified tax adviser. You also should consult with a qualified tax adviser and/or Plan administrator before you withdraw any portion of your Contract Value.
The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into Our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.
We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.
Individual Retirement Annuities (“IRAs”)
In addition to “traditional” IRAs governed by Code Sections 408(a) and (b) (“Traditional IRAs”), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.
a.Traditional IRAs
Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions (“RMDs”) when the Owner reaches their Required Beginning Date or dies (or the distribution qualifies for one of the other exceptions to the penalty on early distributions), as described below, may result in imposition of a 25% penalty tax on any excess of the RMD amount over the amount actually distributed. This excise tax is reduced to 10% if a distribution of the shortfall is made within two years and to the date the excise tax is assessed or imposed by the IRS. In addition, any amount received before the Owner reaches age 59 1∕2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.
You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. Effective January 1, 2020, non-spouse “designated beneficiaries” of a deceased Owner must generally receive distributions within 10 years of the death of the Owner. However, the life expectancy payout option (a/k/a “IRA stretch”) is still available for non-spouse beneficiaries who are “Eligible Designated Beneficiaries” enabling them to make a tax-free “direct rollover” (in the form of a direct transfer between Plan fiduciaries, as described below in “Rollover Distributions”) from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an “inherited IRA” that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). “Eligible Designated Beneficiaries” include beneficiaries who are not more than 10 years younger, disabled, chronically ill, and minors until age of majority, at which time the 10-year rule applies. In addition, such a Plan is not required to permit such a rollover.
b.SEP IRAs
Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension (“SEP”) or a SEP IRA. A SEP IRA can have employer, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
c.SIMPLE IRAs
The Savings Incentive Match Plan for Employees of small employers (“SIMPLE Plan”) is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees (“SIMPLE IRAs”). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 25% penalty tax for failure to make a full RMD (or reduced amount), and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.
If We do not serve as the Designated Financial Institution for your employer’s SIMPLE Plan, for you to use one of Our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with Us.
d.Roth IRAs
Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner’s lifetime. Generally, however, upon the Owner’s death the amount remaining in a Roth IRA must be distributed by the end of the tenth year after such death for non-spouse designated beneficiaries or distributed over the life or life expectancy of an Eligible Designated Beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA or other qualified plan assets to a

Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion. In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. Distributions from eligible Qualified Plans can be “rolled over” directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a “conversion” Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
Qualified Pension or Profit-Sharing Plan or Section 401(k) Plan
Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of “incidental” death benefits, and the time when RMDs must commence. There are annual limits on contributions to 401(a) defined contribution plans generally, and to 401(k) plans specifically. Salary reduction contributions to a 401(k) option cannot exceed the lesser of a dollar limit ($23,000 in 2024) or 100% of the employee’s “includible compensation.” For participants over age 50, a special additional catch-up provision may be available ($7,500 in 2024). In addition, a Plan’s provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. In addition, elective deferrals made by participants under a 401(k) arrangement are subject to specific distribution limitations similar to those outlined below for 403(b) plans. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.
In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits “incidental” to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.
Tax-Sheltered Annuity under Section 403(b) (“TSA”)
Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code Section 501(c)(3) to purchase a “tax-sheltered annuity” (“TSA”) contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee’s gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit ($23,000 in 2024) or 100% of the employee’s “includable compensation” for the most recent full year of service, subject to other adjustments. There are also legal limits on the annual elective deferrals a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased ($7,500 in 2024). A TSA participant should contact the Plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.
A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:
a.after the employee reaches age 59 1∕2;
b.upon the employee’s separation from service;
c.upon the employee’s death or disability;
d.in the case of hardship as defined in applicable regulations (and in the case of hardship, any income attributable to such contributions may not be distributed);
e.as a qualified reservist distribution upon certain calls to active duty; or
f.with respect to amounts invested in a lifetime income investment, the date that is 90 days prior to the day that such lifetime income investment may no longer be held as an investment option under the plan.

An employer sponsoring a TSA may impose additional restrictions on your TSA through its Plan document.
Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits “incidental” to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA.
Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant’s or beneficiary’s accumulated benefit immediately before such exchange (taking into account such participant’s or beneficiary’s accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant’s employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information.
Deferred Compensation Plans under Section 457 (“Section 457 Plans”)
Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code Section 457. For these purposes, a “governmental employer” is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an “Eligible Deferred Compensation Plan” or “Section 457(b) Plan.” Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant’s includible compensation or (2) the applicable dollar amount, ($23,000 in 2024). The Plan may provide for additional “catch-up” contributions. One catch-up contribution allows participants over age 50 to make additional contributions each year ($7,500 in 2024); while another permits 457(b) pre-retirement contributions in the three prior years to, but not including, the year the participant reaches normal retirement age. A participant cannot use both catch-up provisions concurrently. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 59 1∕2, (2) the participant has a severance from employment (including death), (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations), or (4) with respect to amounts invested in a lifetime income investment, the date that is 90 days prior to the date that such lifetime income investment may no longer be held as an investment option under the Plan.
Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts, certain other insurance contracts, and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (nongovernmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. Where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer’s general creditors under Code Section 457(b)(6).
Taxation of Amounts Received from Qualified Plans
Except under certain circumstances in the case of Roth IRAs or Roth accounts in a Qualified Plan, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other “investment in the contract.” For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, Code Section 72 provides the tax rules for determining what portion of each amount received represents a tax-free recovery of “investment in the contract”.
For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the “investment in the contract,” based on the ratio of the “investment in the contract” over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.
In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.
Penalty Taxes for Qualified Plans
Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions (“RMDs”). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform and are described in more detail below.
a.Penalty Taxes on Premature Distributions
Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1∕2. However, this 10% penalty tax does not apply to a distribution that is either:
(i)made to a beneficiary (or to the employee’s estate) on or after the employee’s death;
(ii)attributable to the employee’s becoming disabled under Code Section 72(m)(7);
(iii) part of a series of substantially equal periodic payments (not less frequently than annually  —  “SEPPs”) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary (“SEPP Exception”), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;
(iv) (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);
(v)(except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);
(vi) not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year which are not reimbursed by health insurance (without regard to whether the taxpayer deducts the unreimbursed medical expenses);
(vii) certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty;
(viii) distributions of up to $5,000 from a retirement plan in the case of a birth or adoption of a child under Code Section 72(t)(2)(H); or

(ix) certain designated qualified disaster distributions.
In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:
(i)made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;
(ii)not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7);
(iii) for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8); or
(iv) certain other exceptions to the 10% penalty tax.
If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1∕2 and (b) 5 years have elapsed since the first of these periodic payments.
For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual’s employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.
b.RMDs and 25% Penalty Tax
If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution (“RMD”) for the year, the participant is subject to a 25% penalty tax on the amount that has not been timely distributed. This excise tax is reduced to 10% if a distribution of the shortfall is made within two years and to the date the excise tax is assessed or imposed by the IRS.
An individual’s interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of  —
(i)the calendar year in which the individual attains their applicable age, or
(ii)(except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.
If the individual attains (1) age 70 1∕2 before 2020, the applicable age is 70 1∕2; (2) age 72 during or after 2020 but before 2023, the applicable age is 72; (3) age 72 during or after 2023 and age 73 before 2033, the applicable age is 73; or (4) age 74 after 2032, the applicable age is 75.
The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over  —
(a)the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or
(b)over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.
Effective January 1, 2020, non-spouse “designated beneficiaries” of a deceased plan participant Owner must generally receive distributions within 10 years of the death of the participant. However, the life expectancy payout option (a/k/a “stretch payout”) is still available for non-spouse beneficiaries who are “Eligible Designated Beneficiaries” enabling them to make a tax-free “direct rollover” (in the form of a direct transfer between Plan fiduciaries, as described below in “Rollover Distributions”) from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an “inherited IRA” that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). “Eligible Designated Beneficiaries” include beneficiaries who are not more than 10 years younger, disabled, chronically ill, and minors until age of majority, at which time the 10-year rule applies.
If an individual dies after RMDs have begun for such individual, any remainder of the individual’s interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual’s death.
The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner’s surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.
The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount. RMDs also can be made in the form of Annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.
In addition, in computing any RMD amount based on a contract’s account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 25% penalty tax for RMDs (or reduced amount) if such additional RMD amount is not timely distributed. There is a recent exception to the RMD rules for certain lifetime income annuity benefits (Qualified Longevity Annuity Contracts, or “QLAC”), provided by Revenue Ruling 2012-3 and proposed Treasury regulations.
Tax Withholding for Qualified Plans
Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. The federal income tax withholding requirements, including any “elections out” and the rate at which withholding applies are different for periodic and non-periodic distributions. Special rules apply when the distribution is an “eligible rollover distribution” from a Qualified Plan (described below in “Rollover Distributions”). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the “eligible rollover distribution,” to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in “Rollover Distributions”). Payees cannot elect out of this mandatory 20% withholding in the case of such an “eligible rollover distribution.”
Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.
Regardless of any “election out” (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee’s total tax liability.
Rollover Distributions
The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plans (a “direct transfer” or a “direct rollover”) or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a “60-day rollover”), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, We advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.
For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan and if other applicable conditions are met. Such a “direct transfer” between the same kinds of Plan is generally not treated as any form of “distribution” out of such a Plan for federal income tax purposes.
By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a “distribution” out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a “direct rollover” (made directly to another Plan) or as a “60-day rollover.” The tax restrictions and other rules for a “direct rollover” and a “60-day rollover” are similar in many ways, but if any “eligible rollover distribution” made from certain types of Qualified Plan is not transferred directly to another Plan by a “direct rollover,” then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a “60-day rollover” by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a “60-day rollover”, the amount that is not rolled over remains subject to normal income tax plus any applicable penalty.
Under Code Sections 402(f)(2)(A) and 3405(c)(3) an “eligible rollover distribution” (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a “direct rollover”) is generally any distribution to an employee of any portion (or all) of the balance to the employee’s credit in any of the following types of “Eligible Retirement Plan”: (1) a Qualified Plan under Code Section 401(a) (“Qualified 401(a) Plan”), (2) a qualified annuity plan under Code Section 403(a) (“Qualified Annuity Plan”), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an “eligible rollover distribution” does not include any distribution that is either  —
a.an RMD amount;
b.one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or
c.any distribution made upon hardship of the employee.
Before making an “eligible rollover distribution,” a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the “direct rollover” and “60-day rollover” rules and the distribution’s exposure to the 20% mandatory withholding if it is not made by “direct rollover.” Generally, under Code Sections 402(c), 403(b)(8) and 457 (e)(16), a “direct rollover” or a “60-day rollover” of an “eligible rollover distribution” can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an “eligible rollover distribution” that can qualify for a tax-free “60-day rollover” is limited to the amount that otherwise would be includable in gross income. By contrast, a “direct rollover” of an “eligible rollover distribution” can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a “predecessor” Qualified Plan.
Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free “direct rollover” or “60-day rollover” can be made between a “Non-Roth IRA” (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from Non-Roth IRA to a Roth IRA, or a “conversion” of a Non-Roth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free “direct rollover” or “60-day rollover” can be made between an “inherited IRA” (Non-Roth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a “direct rollover” or a “60-day rollover” to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a “direct rollover” or a “60-day rollover” to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no l-year limit applies to any such “direct rollover.” Similar rules apply to a “direct rollover” or a “60-day rollover” of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer’s SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a “direct rollover” or a “60-day rollover” to an Eligible Retirement Plan that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).
Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a non-spouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS and to qualified Coronavirus Related Distributions.
Distribution
The Contracts are no longer offered for sale. MML Distributors, LLC (“MMLD”), a subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), is the principal underwriter of the Contracts, which are sold by affiliated and unaffiliated broker-dealer, and financial institutions.

MMLD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The principal business address of MMLD is 1295 State Street, Springfield, MA 01111.
Financial Intermediaries receive commissions (described below under “Commissions”). Certain selected Financial Intermediaries also receive additional compensation (described below under “Additional Payments”). All or a portion of the payments made to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediaries’ internal compensation practices.
Affiliated broker-dealers also employ individuals called “wholesalers” in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract value.
Commissions
Upfront commissions paid to Financial Intermediaries generally range from 0% to up to 7% of each Contribution you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract value. MMLD pays different commissions based on the Contract variation that you buy.
Commission arrangements vary from one Financial Intermediary to another. We and MMLD are not involved in determining your Registered Representative’s compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.
Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from Ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and MMLD and its affiliates based on what you buy. Therefore, profits, and your Registered Representative’s (or their Financial Intermediary’s) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.
Additional Payments
Subject to FINRA and Financial Intermediary rules, MMLD and its affiliates also make additional payments to Financial Intermediaries (who may or may not be affiliated with Us) to encourage the sale of this Contract and other contracts that We issue to retirement programs that We or Our affiliates offer (“Additional Payments”). Additional Payments are generally based on average net assets (or aged assets) of the contracts or programs attributable to a particular Financial Intermediary, on sales of the contracts or programs attributable to a particular Financial Intermediary, and/or sales expenses. Additional Payments may be used for various purposes, and may take various forms, such as:
•Payments for access to Registered Representatives and/or Financial Intermediaries, such as through one-on-one wholesaler visits or attendance at national sales meetings or similar events.
•Payments for inclusion of Our products on a Financial Intermediary’s “preferred list”; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting Our products and services.
•Payments for various marketing expenses such as joint marketing campaigns and/or Financial Intermediary event advertising/participation; sponsorship of Financial Intermediary sales contests and/or promotions in which participants (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition; and expenses of generating clients.
•Payment and support to Underlying Fund companies including Fund related wholesaler support, training and marketing activities for certain Funds, and providing sales activity reports.
•Sales support through such things as providing hardware and software, operational and systems integration, links to Our website from a Financial Intermediary’s websites; shareholder services (including sub-accounting) sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.
•“Due diligence” payments for a Financial Intermediary’s examination of a product; payments for educational training, sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.

•Occasional meals and entertainment, tickets to sporting events and other gifts.
More Information
Modification of the Contracts
Subject to any federal and state regulatory restrictions, We may modify the Contracts at any time by written agreement between the Contract Owner and Us. No modification will affect the amount or term of any Annuities begun prior to the effective date of the modification, unless it is required to conform the Contract to, or give the Contract Owner the benefit of, any federal or state statutes or any rule or regulation of the U.S. Treasury Department or the Internal Revenue Service.
We may modify the Contract at any time if such modification: (i) is necessary to make the Contract or the Separate Account comply with any law or regulation issued by a governmental agency to which We are subject; or (ii) is necessary to assure continued qualification of the Contract under the Code or other federal or state laws relating to retirement annuities or annuity contracts; or (iii) is necessary to reflect a change in the operation of the Separate Account or the Sub-Accounts); or (iv) provides additional Separate Account options; or (v) withdraws Separate Account options. In the event of any such modification We will provide notice to the Contract Owner or to the payee(s) during the Annuity period. Talcott may also make appropriate endorsement in the Contract to reflect such modification.
We may suspend the Contract on at least 90 days written notice to the Contract Owner before the effective date of the suspension if the Contract Owner fails to assent to any modification of the Contract
Upon suspension of the Contract, We will not accept any more Contributions. Loan repayments will continue to be accepted. The suspension of the Contract will not preclude a Contract Owner from applying existing Participant’s Accounts to the purchase of Fixed or Variable Annuity Benefits. Suspension of the Contract will not affect payments to be made by Us under an Annuity that commenced prior to the date of suspension.
Reservation of Rights Under the Contract
We may, at Our sole discretion, elect not to exercise a right or reservation specified in this Contract. If we elect not to exercise a right or reservation, We are not waiving it. We may decide to exercise a right or a reservation that We previously did not exercise.
Legal Proceeding
Like other insurance companies, We are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, We do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company’s results of operations or cash flows in particular quarterly or annual periods.

Appendix A – Underlying Funds
The following is a list of the Underlying Funds currently available under the Contract. In the event more than one Underlying Funds were offered under the Contract, the Underlying Funds available to you may vary by Employer. In such an event, you should refer to your retirement plan documents for a list of Underlying Funds available to you. More information about the Underlying Fund is available in the prospectuses for the Fund, which may be amended from time to time and can be found online at https://plan.empower-retirement.com/plancloudws/fundprospectus. You can also request this information at no cost by calling (844) 804-8989 or sending an email request to participantservices@empower.com.
The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. The past performance of a Fund is not necessarily an indication of future performance.
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Value	AB Discovery Value Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	1.10%	14.77%	10.57%	7.36%
US Fund Foreign Large Value	AB International Value Fund - Class A* (Closed to Contracts issued on or about 8/1/2011) Adviser: AllianceBernstein L.P. Subadviser: N/A	1.25%	15.23%	6.44%	2.33%
US Fund Foreign Large Growth	AB Sustainable International Thematic Fund - Class A (Closed to Contracts issued on or about 8/1/2012) Adviser: AllianceBernstein L.P. Subadviser: N/A	1.06%	13.09%	8.02%	3.89%
US Fund Large Growth	Alger Capital Appreciation Institutional Fund - Class I Adviser: Fred Alger Management, LLC Subadviser: N/A	1.25%	42.88%	14.90%	12.14%
US Fund Mid-Cap Growth	Alger Mid Cap Growth Institutional Fund - Class I* Adviser: Fred Alger Management, LLC Subadviser: N/A	1.24%	22.68%	12.04%	8.73%
APP A-1

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Moderate Allocation	Allspring Asset Allocation Fund - Class A* Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.12%	14.32%	8.19%	4.38%
US Fund Diversified Emerging Mkts	Allspring Emerging Markets Equity Fund - Class A* Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.43%	8.39%	3.34%	2.00%
US Fund Utilities	Allspring Utility and Telecommunications Fund - Class A* Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.04%	-5.19%	6.75%	6.95%
US Fund Intermediate Core Bond	American Century Diversified Bond Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	0.85%	5.04%	0.79%	1.30%
US Fund Large Value	American Century Equity Income Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.18%	3.64%	7.80%	7.72%
US Fund Large Growth	American Century Growth Fund - Class A* Adviser: American Century Investment Management Inc Subadviser: N/A	1.17%	42.91%	17.76%	13.23%
US Fund Mid-Cap Value	American Century Mid Cap Value Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.23%	5.90%	10.76%	8.43%
US Fund Small Value	American Century Small Cap Value Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.34%	15.93%	14.24%	8.46%
APP A-2

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Money Market - Taxable	American Century U.S. Government Money Market Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	0.71%	4.40%	1.44%	1.10%
US Fund Large Growth	American Funds AMCAP Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.99%	30.59%	11.73%	9.72%
US Fund Large Value	American Funds American Mutual Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.91%	9.03%	10.36%	8.75%
US Fund Global Allocation	American Funds Capital Income Builder® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.92%	8.62%	6.78%	4.83%
US Fund Global Large- Stock Blend	American Funds Capital World Growth and Income FundSM - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.06%	20.42%	10.30%	6.89%
US Fund Large Blend	American Funds Fundamental Investors FundSM - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.93%	25.46%	13.13%	10.28%
US Fund Global Large- Stock Growth	American Funds New Perspective Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.07%	24.19%	13.16%	9.38%
US Fund Large Blend	American Funds Washington Mutual Investors Fund - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.92%	16.85%	12.89%	10.22%
APP A-3

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Growth	American Funds EuroPacific Growth Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.12%	15.29%	7.34%	4.22%
US Fund Large Growth	American Funds The Growth Fund of America® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.94%	36.76%	14.53%	11.48%
US Fund Moderately Aggressive Allocation	American Funds The Income Fund of America® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.91%	7.22%	7.71%	6.10%
US Fund Large Blend	American Funds The Investment Company of America® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.91%	28.04%	13.72%	10.22%
US Fund Global Large- Stock Growth	American Funds The New Economy Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.06%	28.70%	11.04%	9.01%
US Fund Large Growth	Ave Maria Growth Fund Adviser: Schwartz Investment Counsel Inc Subadviser: N/A	0.91%	30.29%	14.38%	11.12%
US Fund Large Blend	Ave Maria Rising Dividend Fund Adviser: Schwartz Investment Counsel Inc Subadviser: N/A	0.91%	13.19%	12.79%	9.18%
US Fund Mid-Cap Blend	Ave Maria Value Fund Adviser: Schwartz Investment Counsel Inc Subadviser: N/A	0.94%	3.52%	11.55%	6.23%
APP A-4

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	BlackRock Advantage Large Cap Growth Fund - Investor A Shares* (Closed to Contracts issued on or about 8/1/2013) Adviser: BlackRock Advisors LLC Subadviser: N/A	0.87%	39.37%	17.02%	11.40%
US Fund Small Growth	BlackRock Advantage Small Cap Growth Fund - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: N/A	0.75%	18.47%	10.23%	6.93%
US Fund Large Growth	BlackRock Capital Appreciation Fund, Inc. - Investor A Shares Adviser: BlackRock Advisors LLC Subadviser: N/A	1.00%	48.85%	15.58%	12.37%
US Fund Large Value	BlackRock Equity Dividend Fund - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: N/A	0.93%	12.37%	11.26%	8.76%
US Fund Global Allocation	BlackRock Global Allocation Fund, Inc. - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited	1.09%	12.34%	7.29%	4.52%
US Fund Foreign Large Blend	BlackRock International Dividend Fund - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: BlackRock International Limited	0.93%	15.36%	9.48%	3.42%
APP A-5

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2030	BlackRock LifePath® Dynamic 2030 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited	0.84%	14.97%	8.06%	6.00%
US Fund Target-Date 2040	BlackRock LifePath® Dynamic 2040 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited	0.84%	18.90%	10.16%	7.20%
US Fund Target-Date Retirement	BlackRock LifePath® Dynamic Retirement Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited	0.84%	12.00%	5.87%	4.45%
US Fund Mid-Cap Value	BlackRock Mid Cap Value Fund - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: N/A	1.00%	12.29%	13.37%	8.31%
US Insurance Large Blend	BlackRock S&P 500 Index V.I. Fund - Class III Shares Adviser: BlackRock Advisors LLC Subadviser: N/A	0.39%	25.90%	15.26%	11.52%
US Fund Target-Date 2025	BlackRock LifePath® Dynamic 2025 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited	0.84%	12.87%	6.79%	5.23%
APP A-6

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2035	BlackRock LifePath® Dynamic 2035 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited	0.84%	17.00%	9.12%	6.62%
US Fund Target-Date 2045	BlackRock LifePath® Dynamic 2045 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited	0.84%	20.72%	10.82%	7.54%
US Fund Target-Date 2050	BlackRock LifePath® Dynamic 2050 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited	0.84%	21.69%	10.93%	7.63%
US Fund Target-Date 2055	BlackRock LifePath® Dynamic 2055 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited	0.84%	21.77%	11.13%	7.70%
US Fund Intermediate Core Bond	BNY Mellon Bond Market Index Fund - Investor Class* Adviser: BNY Mellon Investment Adviser, Inc Subadviser: N/A	0.40%	5.14%	0.65%	1.36%
APP A-7

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Blend	BNY Mellon Midcap Index Fund, Inc. - Investor Shares* (Closed to Contracts issued on or about 6/1/2014) Adviser: BNY Mellon Investment Adviser, Inc Subadviser: N/A	0.50%	15.89%	12.06%	8.76%
US Fund Large Blend	BNY Mellon S&P 500 Index Fund* Adviser: BNY Mellon Investment Adviser, Inc Subadviser: N/A	0.50%	25.68%	15.11%	11.48%
US Fund Small Blend	BNY Mellon Smallcap Stock Index Fund - Investor Shares* Adviser: BNY Mellon Investment Adviser, Inc Subadviser: N/A	0.50%	15.51%	10.54%	8.16%
US Fund Global Large- Stock Growth	Calamos Global Equity Fund - Class A* Adviser: Calamos Advisors LLC Subadviser: N/A	1.40%	24.28%	14.24%	8.74%
US Fund Foreign Large Growth	Calamos International Growth Fund - Class A* Adviser: Calamos Advisors LLC Subadviser: N/A	1.20%	15.05%	9.74%	4.67%
US Fund Intermediate Core-Plus Bond	Calvert Bond Fund - Class A* (Closed to Contracts issued on or about 8/1/2012) Adviser: Calvert Research and Management Subadviser: N/A	0.73%	7.30%	1.83%	2.28%
US Fund Large Growth	Calvert Equity Fund - Class A Adviser: Calvert Research and Management Subadviser: Atlanta Capital Management Company,LLC	0.91%	17.93%	16.27%	12.70%
US Fund Large Blend	ClearBridge Appreciation Fund - Class A Adviser: Franklin Templeton Fund Adviser, LLC Subadviser: ClearBridge Investments, LLC	0.93%	19.45%	13.90%	10.63%
APP A-8

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Blend	ClearBridge Mid Cap Fund - Class A Adviser: Franklin Templeton Fund Adviser, LLC Subadviser: ClearBridge Investments, LLC	1.17%	13.46%	10.95%	7.03%
US Fund Small Growth	ClearBridge Small Cap Growth Fund - Class A (Closed to Contracts issued on or about 4/30/2012) Adviser: Franklin Templeton Fund Adviser, LLC Subadviser: ClearBridge Investments, LLC	1.18%	8.63%	9.22%	7.72%
US Fund Small Growth	ClearBridge Small Cap Growth Fund - Class FI Adviser: Franklin Templeton Fund Adviser, LLC Subadviser: ClearBridge Investments, LLC	1.24%	8.60%	9.19%	7.71%
US Fund Mid-Cap Growth	Columbia Acorn® Fund - Class A Adviser: Columbia Wanger Asset Management LLC Subadviser: N/A	1.08%	21.59%	7.32%	6.23%
US Fund Large Blend	Columbia Contrarian Core Fund - Class A* Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	0.97%	31.75%	16.50%	11.49%
US Fund Large Growth	Columbia Large Cap Growth Fund - Class A Adviser: Columbia Management Investment Advisers Subadviser: N/A	1.00%	43.52%	17.94%	13.31%
US Fund Large Growth	Columbia Large Cap Growth Opportunity Fund - Class A* (Closed to Contracts issued on or about 8/1/2012) Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.05%	31.26%	15.98%	11.51%
APP A-9

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Value	Columbia Select Mid Cap Value Fund - Class A* Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.13%	10.25%	12.99%	8.14%
US Fund Small Value	Columbia Small Cap Value Fund I - Class A Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.24%	21.36%	13.19%	8.21%
US Fund Large Blend	Davis New York Venture Fund - Class A Adviser: Davis Selected Advisers LP Subadviser: Davis Selected Advisers (New York) Inc	0.92%	30.00%	11.97%	8.70%
US Fund Intermediate Core-Plus Bond	Delaware Diversified Income Fund - Class A* Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited	0.70%	6.40%	2.06%	2.06%
US Fund Long-Term Bond	Delaware Extended Duration Bond Fund - Class A* Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited	0.82%	9.36%	2.22%	3.12%
APP A-10

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Allocation	Delaware Ivy Asset Strategy Fund - Class Y (Closed to Contracts issued on or about 8/1/2012) Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited	1.12%	15.61%	9.48%	3.78%
US Fund Large Growth	Delaware Ivy Large Cap Growth Fund - Class Y* Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited	0.89%	37.83%	18.49%	14.02%
US Fund Natural Resources	Delaware Ivy Natural Resources Fund - Class Y* (Closed to Contracts issued on or about 8/1/2012) Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited	1.36%	1.27%	7.79%	-0.38%
US Fund Large Growth	DWS Capital Growth Fund - Class A Adviser: DWS Investment Management Americas, Inc. Subadviser: N/A	0.92%	38.17%	17.05%	13.05%
US Fund Foreign Large Growth	DWS International Growth Fund - Class A* Adviser: DWS Investment Management Americas, Inc. Subadviser: N/A	1.17%	15.44%	7.09%	3.47%
US Fund Mid-Cap Blend	Eaton Vance Atlanta Capital SMID-Cap Fund - Class A Adviser: Eaton Vance Management Subadviser: Atlanta Capital Management Company,LLC	1.14%	13.72%	13.41%	10.88%
APP A-11

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Moderate Allocation	Eaton Vance Balanced Fund - Class A Adviser: Eaton Vance Management Subadviser: N/A	0.97%	16.05%	9.53%	7.36%
US Fund High Yield Bond	Eaton Vance Income Fund of Boston - Class A* Adviser: Boston Management and Research Subadviser: Eaton Vance Advisers International Ltd.	1.00%	11.77%	5.15%	4.13%
US Fund Large Value	Eaton Vance Large-Cap Value Fund - Class A Adviser: Boston Management and Research Subadviser: N/A	1.02%	7.92%	11.59%	8.33%
US Fund Aggressive Allocation	Empower Aggressive Profile Fund - Investor Class Adviser: Empower Capital Management, LLC Subadviser: N/A	1.16%	16.94%	10.86%	8.02%
US Fund Mid-Cap Value	Empower Ariel Mid Cap Value Fund - Investor Class* Adviser: Empower Capital Management, LLC Subadviser: Ariel Investments, LLC	1.05%	10.45%	10.46%	6.36%
US Fund Intermediate Core Bond	Empower Bond Index Fund - Investor Class* Adviser: Empower Capital Management, LLC Subadviser: Franklin Advisers, Inc.; Franklin Advisory Services, LLC;	0.50%	5.02%	0.50%	1.29%
US Fund Conservative Allocation	Empower Conservative Profile Fund - Investor Class* Adviser: Empower Capital Management, LLC Subadviser: N/A	0.77%	8.25%	4.59%	3.71%
APP A-12

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core Bond	Empower Core Bond Fund - Investor Class * Adviser: Empower Capital Management, LLC Subadviser: Goldman Sachs Asset Management, L.P.; Wellington Management Company LLP	0.70%	6.20%	1.02%	1.63%
US Fund Intermediate Core-Plus Bond	Empower Core Strategies Flexible Bond Fund - Investor Class Adviser: Empower Capital Management, LLC Subadviser: Loomis, Sayles & Company LP; Western Asset Management Company, LLC	0.77%	6.06%	1.54%	1.45%
US Fund Foreign Large Blend	Empower Core Strategies International Equity Fund - Investor Class* Adviser: Empower Capital Management, LLC Subadviser: Franklin Templeton Institutional, LLC;LSV Asset Management;Irish Life Inv Managers Ltd;	1.00%	17.07%	7.81%	4.46%
US Fund Large Blend	Empower Core Strategies U.S. Equity Fund - Investor Class* Adviser: Empower Capital Management, LLC Subadviser: Loomis, Sayles & Company LP;J.P. Morgan Investment Management, Inc.;Putnam Investment Management, LLC;Irish Life Inv Managers Ltd;	0.90%	22.79%	14.95%	10.91%
US Fund Diversified Emerging Mkts	Empower Emerging Markets Equity Fund - Investor Class* Adviser: Empower Capital Management, LLC Subadviser: Goldman Sachs Asset Management, L.P.; Lazard Asset Management LLC;	1.26%	9.67%	3.44%	-1.68%
APP A-13

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund High Yield Bond	Empower High Yield Bond Fund - Investor Class* Adviser: Empower Capital Management, LLC Subadviser: Putnam Investment Management, LLC	0.98%	11.14%	5.19%	4.02%
US Fund Inflation- Protected Bond	Empower Inflation- Protected Securities Fund - Investor Class* Adviser: Empower Capital Management, LLC Subadviser: Goldman Sachs Asset Management, L.P.	0.70%	4.76%	2.72%	2.20%
US Fund Foreign Large Growth	Empower International Growth Fund - Investor Class* Adviser: Empower Capital Management, LLC Subadviser: J.P. Morgan Investment Management, Inc.; Franklin Templeton Institutional, LLC	1.20%	16.54%	8.17%	3.94%
US Fund Foreign Large Blend	Empower International Index Fund - Investor Class Adviser: Empower Capital Management, LLC Subadviser: Irish Life Inv Managers Ltd	0.65%	17.52%	7.66%	3.79%
US Fund Foreign Large Blend	Empower International Value Fund - Investor Class Adviser: Empower Capital Management, LLC Subadviser: LSV Asset Management; Massachusetts Financial Services Company	1.07%	18.03%	8.25%	5.89%
US Fund Large Growth	Empower Large Cap Growth Fund - Investor Class* Adviser: ECM Asset Management Limited Subadviser: Amundi Asset Management US	0.98%	33.57%	19.04%	14.14%
APP A-14

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Empower Large Cap Value Fund - Investor Class* Adviser: Empower Capital Management, LLC Subadviser: T. Rowe Price Associates, Inc.; Putnam Investment Management, LLC	0.96%	12.28%	12.35%	8.38%
US Fund Target-Date 2015	Empower Lifetime 2015 Fund - Investor Class* Adviser: Empower Capital Management, LLC Subadviser: N/A	0.77%	10.33%	6.07%	4.87%
US Fund Target-Date 2020	Empower Lifetime 2020 Fund - Investor Class* Adviser: Empower Capital Management, LLC Subadviser: N/A	0.80%	10.97%	6.45%	5.72%
US Fund Target-Date 2025	Empower Lifetime 2025 Fund - Investor Class* Adviser: Empower Capital Management, LLC Subadviser: N/A	0.82%	11.91%	7.07%	5.60%
US Fund Target-Date 2030	Empower Lifetime 2030 Fund - Investor Class* Adviser: Empower Capital Management, LLC Subadviser: N/A	0.85%	13.07%	7.80%	6.95%
US Fund Target-Date 2035	Empower Lifetime 2035 Fund - Investor Class* Adviser: Empower Capital Management, LLC Subadviser: N/A	0.88%	14.40%	8.68%	6.58%
US Fund Target-Date 2040	Empower Lifetime 2040 Fund - Investor Class Adviser: Empower Capital Management, LLC Subadviser: N/A	0.90%	15.73%	9.42%	8.21%
US Fund Target-Date 2045	Empower Lifetime 2045 Fund - Investor Class Adviser: Empower Capital Management, LLC Subadviser: N/A	0.92%	16.73%	9.83%	7.07%
APP A-15

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2050	Empower Lifetime 2050 Fund - Investor Class Adviser: Empower Capital Management, LLC Subadviser: N/A	0.92%	17.05%	9.94%	8.56%
US Fund Target-Date 2055	Empower Lifetime 2055 Fund - Investor Class Adviser: Empower Capital Management, LLC Subadviser: N/A	0.93%	17.06%	9.86%	7.00%
US Fund Target-Date 2060	Empower Lifetime 2060 Fund - Investor Class Adviser: Empower Capital Management, LLC Subadviser: N/A	0.93%	16.97%	8.66%	8.66%
US Fund Mid-Cap Value	Empower Mid Cap Value Fund - Investor Class* Adviser: Empower Capital Management, LLC Subadviser: Goldman Sachs Asset Management, L.P.	1.15%	15.15%	9.70%	8.12%
US Fund Moderate Allocation	Empower Moderate Profile Fund - Investor Class* Adviser: Empower Capital Management, LLC Subadviser: N/A	0.91%	11.93%	7.59%	5.74%
US Fund Moderately Aggressive Allocation	Empower Moderately Aggressive Profile Fund - Investor Class* Adviser: Empower Capital Management, LLC Subadviser: N/A	1.01%	13.60%	8.69%	6.51%
US Fund Moderately Conservative Allocation	Empower Moderately Conservative Profile Fund - Investor Class* Adviser: Empower Capital Management, LLC Subadviser: N/A	0.83%	9.90%	6.05%	4.71%
US Fund Multisector Bond	Empower Multi-Sector Bond Fund - Investor Class* Adviser: Empower Capital Management, LLC Subadviser: Loomis, Sayles & Company LP;Virtus Fixed Income Advisers, LLC;	0.90%	7.88%	3.28%	2.68%
APP A-16

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Empower S&P 500 ® Index Fund - Investor Class Adviser: Empower Capital Management, LLC Subadviser: Irish Life Inv Managers Ltd	0.51%	25.61%	15.11%	11.43%
US Fund Mid-Cap Blend	Empower S&P Mid Cap 400® Index Fund - Investor Class* Adviser: Empower Capital Management, LLC Subadviser: Irish Life Inv Managers Ltd	0.55%	15.76%	11.99%	8.66%
US Fund Small Blend	Empower S&P SmallCap 600® Index Fund - Investor Class Adviser: Empower Capital Management, LLC Subadviser: Irish Life Inv Managers Ltd	0.56%	15.47%	10.49%	8.10%
US Fund Short-Term Bond	Empower Short Duration Bond Fund - Investor Class* Adviser: Empower Capital Management, LLC Subadviser: Putnam Investment Management, LLC	0.60%	5.67%	2.21%	1.68%
US Fund Small Growth	Empower Small Cap Growth Fund - Investor Class* Adviser: ECM Asset Management Limited Subadviser: Lord Abbett Equity Trust	1.19%	15.76%	11.36%	9.99%
US Fund Small Value	Empower Small Cap Value Fund - Investor Class* Adviser: Empower Capital Management, LLC Subadviser: Loomis, Sayles & Company LP; Hotchkis & Wiley Capital Management LLC	1.09%	17.81%	12.25%	7.64%
APP A-17

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	Empower T. Rowe Price Mid Cap Growth Fund - Investor Class Adviser: Empower Capital Management, LLC Subadviser: T. Rowe Price Investment Management,Inc.	1.02%	19.92%	11.61%	10.38%
US Fund Intermediate Government	Empower U.S. Government Securities Fund - Investor Class* Adviser: Empower Capital Management, LLC Subadviser: Western Asset Management Company, LLC	0.60%	4.44%	0.19%	1.10%
US Fund Small Value	Federated Hermes Clover Small Value Fund - Class A* Adviser: Federated Equity Mgmt Co. Of Penn Subadviser: N/A	1.14%	10.42%	11.36%	6.67%
US Fund Large Value	Federated Hermes Equity Income Fund, Inc. - Class A* Adviser: Federated Equity Mgmt Co. Of Penn Subadviser: N/A	1.12%	9.05%	9.38%	6.02%
US Fund Mid-Cap Growth	Federated Hermes Kaufmann Fund - Class R* (Closed to Contracts issued on or about 8/1/2013) Adviser: Federated Equity Management Company Of Pennsylvania Subadviser: Federated Global Investment Management Corp	1.97%	14.87%	6.99%	8.26%
US Fund Moderately Conservative Allocation	Franklin Conservative Allocation Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.84%	18.46%	10.06%	7.39%
US Fund Moderately Aggressive Allocation	Franklin Growth Allocation Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.85%	11.11%	8.40%	6.16%
APP A-18

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	Franklin Growth Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.80%	20.64%	13.70%	11.45%
US Fund High Yield Bond	Franklin High Income Fund - Class A1* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.76%	9.75%	4.91%	3.40%
US Fund Moderate Allocation	Franklin Income Fund - Class A1* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.61%	4.48%	6.91%	4.82%
US Fund Moderate Allocation	Franklin Moderate Allocation Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.84%	8.10%	6.08%	4.65%
US Fund Global Large- Stock Value	Franklin Mutual Beacon Fund - Class A (Closed to Contracts issued on or about 8/1/2012) Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.02%	8.82%	7.40%	5.93%
US Fund Global Large- Stock Value	Franklin Mutual Global Discovery Fund - Class A* Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.21%	20.27%	10.11%	6.04%
US Fund Aggressive Allocation	Franklin Mutual Shares Fund - Class A Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.00%	20.01%	8.94%	5.79%
US Fund Small Value	Franklin Small Cap Value Fund - Class A* (Closed to Contracts issued on or about 5/27/2021) Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	0.98%	3.57%	9.85%	-0.39%
APP A-19

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Multisector Bond	Franklin Strategic Income Fund - Class A* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.93%	20.19%	12.48%	8.66%
US Fund Intermediate Core-Plus Bond	Franklin Total Return Fund - Class A* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.89%	4.39%	1.27%	1.38%
US Fund Large Growth	Frost Growth Equity Fund - Investor Class Adviser: Frost Investment Advisors, LLC Subadviser: N/A	0.88%	44.87%	16.82%	13.34%
US Fund Intermediate Government	Goldman Sachs Government Income Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	0.82%	4.28%	-0.07%	0.71%
US Fund High Yield Bond	Goldman Sachs High Yield Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	0.98%	12.10%	4.21%	3.18%
US Fund Large Value	Goldman Sachs Large Cap Value Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.01%	12.74%	11.20%	7.28%
US Fund Mid-Cap Growth	Goldman Sachs Mid Cap Growth Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.16%	18.82%	13.46%	9.11%
US Fund Mid-Cap Blend	Goldman Sachs Mid Cap Value Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.18%	11.45%	13.11%	7.77%
US Fund Small Blend	Goldman Sachs Small Cap Value Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.25%	11.03%	8.25%	5.94%
APP A-20

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Moderately Conservative Allocation	Hartford AARP Balanced Retirement Fund - Class R4* Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.11%	5.33%	4.41%	3.15%
US Fund Moderately Conservative Allocation	Hartford Balanced Income Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.95%	7.55%	6.52%	5.62%
US Fund Large Blend	Hartford Capital Appreciation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	1.10%	18.90%	12.07%	8.73%
US Fund Moderate Allocation	Hartford Checks and Balances Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	0.98%	12.99%	9.04%	7.02%
APP A-21

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Moderately Conservative Allocation	Hartford Conservative Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	1.14%	9.61%	4.28%	2.76%
US Fund Large Value	Hartford Dividend and Growth Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	1.05%	13.72%	13.23%	10.10%
US Fund Large Value	Hartford Equity Income Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	1.06%	6.90%	11.73%	8.86%
US Fund Global Small/Mid Stock	Hartford Global Impact Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.11%	12.92%	10.06%	8.83%
APP A-22

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Moderately Aggressive Allocation	Hartford Growth Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Whitefoord LLP	1.09%	14.95%	8.53%	5.48%
US Fund Large Growth	Hartford Growth Opportunities Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	1.14%	40.56%	14.77%	12.36%
US Fund High Yield Bond	Hartford High Yield Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	0.97%	12.58%	5.05%	3.88%
US Fund Inflation- Protected Bond	Hartford Inflation Plus Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	0.89%	4.73%	3.07%	1.85%
APP A-23

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Blend	Hartford International Equity Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.96%	14.89%	6.65%	3.68%
US Fund Foreign Large Blend	Hartford International Opportunities Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.11%	11.44%	8.11%	3.77%
US Fund Mid-Cap Growth	Hartford Midcap Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	1.16%	14.37%	9.30%	8.36%
US Fund Moderate Allocation	Hartford Moderate Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	1.07%	12.51%	6.55%	4.23%
APP A-24

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Growth	Hartford Small Company Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	1.31%	16.06%	11.08%	7.27%
US Fund Intermediate Core-Plus Bond	Hartford Total Return Bond Fund - Class R4 (Closed to Contracts issued on or about 6/11/2010) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	0.74%	6.60%	1.53%	1.91%
US Fund Mid-Cap Value	Hartford MidCap Value Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	1.18%	15.75%	12.20%	7.38%
US Fund Large Growth	Invesco American Franchise Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.99%	40.91%	16.07%	11.56%
US Fund Large Value	Invesco Comstock Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.82%	12.24%	13.41%	8.90%
APP A-25

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Diversified Emerging Mkts	Invesco Developing Markets Fund - Class A (Closed to Contracts issued on or about 4/13/2013) Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.26%	11.17%	2.26%	1.48%
US Fund Mid-Cap Growth	Invesco Discovery Mid Cap Growth Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.04%	12.96%	12.49%	9.41%
US Fund Large Value	Invesco Dividend Income Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.93%	7.02%	8.80%	7.88%
US Fund Moderately Aggressive Allocation	Invesco Equity and Income Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.78%	9.99%	9.61%	6.84%
US Fund Diversified Emerging Mkts	Invesco EQV Emerging Markets All Cap Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.34%	8.81%	4.87%	2.38%
US Fund Foreign Large Growth	Invesco EQV International Equity Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.27%	17.53%	7.95%	3.91%
US Fund Global Large- Stock Growth	Invesco Global Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.06%	34.03%	11.99%	8.22%
US Fund Global Bond	Invesco Global Strategic Income Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.05%	8.65%	1.20%	1.37%
APP A-26

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Equity Precious Metals	Invesco Gold & Special Minerals Fund - Class A (Closed to Contracts issued on or about 3/1/2013) Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.06%	6.36%	11.34%	5.35%
US Fund Large Value	Invesco Growth and Income Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.79%	12.56%	11.79%	8.23%
US Fund Global Bond	Invesco International Bond Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.05%	8.25%	0.03%	0.69%
US Fund Foreign Large Growth	Invesco International Diversified Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.27%	15.43%	6.11%	3.74%
US Fund Large Blend	Invesco Main Street All Cap Fund® - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.06%	25.93%	15.28%	9.44%
US Fund Mid-Cap Blend	Invesco Main Street Mid Cap Fund® - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.06%	14.48%	11.71%	7.54%
US Fund Foreign Large Growth	Invesco Oppenheimer International Growth Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.10%	20.76%	8.76%	3.78%
US Fund Real Estate	Invesco Real Estate Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: Invesco Asset Management Ltd	1.24%	8.75%	5.62%	6.37%
APP A-27

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Invesco Rising Dividends Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.99%	17.60%	13.82%	9.16%
US Fund Small Blend	Invesco Small Cap Equity Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.26%	15.96%	12.15%	6.30%
US Fund Small Growth	Invesco Small Cap Growth Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.16%	12.66%	8.73%	7.35%
US Fund Small Value	Invesco Small Cap Value Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.10%	22.91%	20.69%	10.09%
US Fund Mid-Cap Value	Invesco Value Opportunities Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.09%	15.15%	16.74%	8.67%
US Fund Moderate Allocation	Janus Henderson Balanced Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	1.07%	14.98%	9.18%	7.56%
US Fund Mid-Cap Growth	Janus Henderson Enterprise Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	1.16%	17.51%	13.16%	11.48%
US Fund Large Growth	Janus Henderson Forty Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	0.98%	39.34%	16.37%	13.16%
US Fund Mid-Cap Value	Janus Henderson Mid Cap Value Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	0.99%	10.92%	9.79%	6.82%
APP A-28

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Blend	Janus Henderson Overseas Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	1.29%	10.52%	10.79%	3.00%
US Fund Intermediate Core Bond	JPMorgan Core Bond Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.75%	5.42%	1.16%	1.69%
US Fund Large Growth	JPMorgan Large Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.94%	34.28%	20.59%	15.11%
US Fund Small Growth	JPMorgan Small Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	1.24%	13.85%	9.54%	8.35%
US Fund Small Value	JPMorgan Small Cap Value Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	1.19%	12.77%	10.12%	5.93%
APP A-29

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2055	JPMorgan SmartRetirement®2055 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.85%	19.85%	10.40%	7.30%
US Fund Large Blend	JPMorgan U.S. Equity Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.94%	26.71%	16.84%	12.02%
US Fund Money Market - Taxable	JPMorgan U.S. Government Money Market Fund - Reserve Class Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.69%	4.48%	1.46%	0.88%
US Fund Target-Date 2020	JPMorgan SmartRetirement®2020 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.75%	11.55%	5.15%	4.41%
APP A-30

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2025	JPMorgan SmartRetirement®2025 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.78%	13.03%	6.29%	5.10%
US Fund Target-Date 2030	JPMorgan SmartRetirement®2030 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.79%	15.11%	7.40%	5.75%
US Fund Target-Date 2035	JPMorgan SmartRetirement®2035 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.83%	17.03%	8.84%	6.48%
US Fund Target-Date 2040	JPMorgan SmartRetirement®2040 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.84%	18.44%	9.73%	6.98%
APP A-31

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2045	JPMorgan SmartRetirement®2045 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.85%	19.52%	10.36%	7.28%
US Fund Target-Date 2050	JPMorgan SmartRetirement®2050 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.85%	19.86%	10.39%	7.28%
US Fund Target-Date 2060	JPMorgan SmartRetirement®2060 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.84%	19.78%	10.40%	8.58%
US Fund Target-Date Retirement	JPMorgan SmartRetirement® Income Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.69%	11.62%	4.85%	3.83%
APP A-32

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	LKCM Aquinas Catholic Equity Fund* Adviser: Luther King Capital Management Corporation Subadviser: N/A	1.00%	14.07%	13.78%	8.72%
US Fund Multisector Bond	Loomis Sayles Bond Fund - Class ADM* Adviser: Loomis, Sayles & Company LP Subadviser: N/A	1.14%	7.50%	1.66%	1.59%
US Fund Mid-Cap Growth	Lord Abbett Growth Opportunities Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.96%	10.48%	9.04%	7.24%
US Fund Intermediate Core-Plus Bond	Lord Abbett Total Return Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.65%	5.93%	1.23%	1.83%
US Fund Large Value	Lord Abbett Affiliated Fund, Inc. - Class A (Closed to Contracts issued on or about 8/1/2012) Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.72%	10.20%	9.50%	7.81%
US Fund Small Growth	Lord Abbett Developing Growth Fund - Class A (Closed to Contracts issued on or about 1/15/2012) Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.94%	8.37%	9.28%	6.82%
US Fund Large Blend	Lord Abbett Dividend Growth Fund - Class A (Closed to Contracts issued on or about 11/22/2013) Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.92%	15.86%	13.27%	10.19%
US Fund Large Value	Lord Abbett Fundamental Equity Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.96%	12.91%	10.94%	7.58%
APP A-33

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Blend	Lord Abbett International Equity Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.97%	11.45%	7.72%	2.54%
US Fund Mid-Cap Blend	Lord Abbett Value Opportunities Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	1.16%	15.94%	10.67%	7.05%
US Fund Large Blend	Massachusetts Investors Trust - Class R3 Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.71%	19.16%	13.73%	10.41%
US Fund Target-Date 2020	MassMutual RetireSMART by JPMorgan 2020 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.92%	10.94%	5.29%	4.16%
US Fund Target-Date 2025	MassMutual RetireSMART by JPMorgan 2025 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.92%	12.23%	6.51%	4.92%
US Fund Target-Date 2030	MassMutual RetireSMART by JPMorgan 2030 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.96%	13.89%	7.55%	5.47%
APP A-34

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2035	MassMutual RetireSMART by JPMorgan 2035 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.99%	16.21%	8.58%	5.98%
US Fund Target-Date 2040	MassMutual RetireSMART by JPMorgan 2040 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.99%	17.56%	9.44%	6.36%
US Fund Target-Date 2045	MassMutual RetireSMART by JPMorgan 2045 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.98%	18.48%	10.10%	6.68%
US Fund Target-Date 2050	MassMutual RetireSMART by JPMorgan 2050 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.98%	18.84%	10.13%	6.84%
US Fund Target-Date 2055	MassMutual RetireSMART by JPMorgan 2055 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.97%	18.88%	10.15%	6.88%
APP A-35

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2060	MassMutual RetireSMART by JPMorgan 2060 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.97%	18.75%	10.14%	8.14%
US Fund Target-Date Retirement	MassMutual RetireSMART by JPMorgan in Retirement Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.94%	10.94%	4.92%	3.46%
US Fund Target-Date 2000-2010	MassMutual Select T. Rowe Price Retirement 2005 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.99%	11.26%	5.43%	3.98%
US Fund Target-Date 2000-2010	MassMutual Select T. Rowe Price Retirement 2010 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.99%	11.83%	5.90%	4.29%
US Fund Target-Date 2015	MassMutual Select T. Rowe Price Retirement 2015 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.01%	12.37%	6.43%	4.59%
US Fund Target-Date 2020	MassMutual Select T. Rowe Price Retirement 2020 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.03%	12.94%	7.07%	4.92%
APP A-36

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2025	MassMutual Select T. Rowe Price Retirement 2025 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.05%	13.92%	7.85%	5.37%
US Fund Target-Date 2030	MassMutual Select T. Rowe Price Retirement 2030 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.08%	15.70%	8.65%	5.87%
US Fund Target-Date 2035	MassMutual Select T. Rowe Price Retirement 2035 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.09%	17.56%	9.46%	6.38%
US Fund Target-Date 2040	MassMutual Select T. Rowe Price Retirement 2040 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.10%	18.99%	10.12%	6.81%
US Fund Target-Date 2045	MassMutual Select T. Rowe Price Retirement 2045 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.12%	19.90%	10.58%	7.12%
US Fund Target-Date 2050	MassMutual Select T. Rowe Price Retirement 2050 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.13%	20.18%	10.64%	7.17%
APP A-37

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2055	MassMutual Select T. Rowe Price Retirement 2055 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.14%	20.25%	10.62%	7.15%
US Fund Target-Date 2060	MassMutual Select T. Rowe Price Retirement 2060 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.14%	20.23%	10.62%	7.15%
US Fund Moderately Conservative Allocation	MassMutual Select T. Rowe Price Retirement Balanced Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.99%	10.73%	5.60%	4.09%
US Fund Emerging Markets Bond	MFS® Emerging Markets Debt Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.06%	10.10%	2.24%	2.73%
US Fund Intermediate Government	MFS® Government Securities Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.76%	3.95%	0.11%	0.81%
US Fund Large Growth	MFS® Growth Fund - Class R3* (Closed to Contracts issued on or about 8/26/2011) Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.85%	35.79%	15.71%	12.65%
US Fund Foreign Large Growth	MFS® International Growth Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.08%	14.54%	9.18%	6.09%
APP A-38

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Growth	MFS® International Intrinsic Value Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.03%	17.60%	8.47%	6.84%
US Fund Small Growth	MFS® New Discovery Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.29%	13.97%	10.52%	7.23%
US Fund Foreign Large Blend	MFS® Research International Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.04%	13.10%	8.45%	4.04%
US Fund Intermediate Core-Plus Bond	MFS® Total Return Bond Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.70%	6.95%	1.61%	1.88%
US Fund Moderate Allocation	MFS® Total Return Fund - Class R3 Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.73%	10.29%	8.41%	6.39%
US Fund Utilities	MFS® Utilities Fund - Class R3* (Closed to Contracts issued on or about 3/1/2013) Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.02%	-2.22%	8.16%	6.23%
US Fund Large Value	MFS® Value Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.79%	7.92%	11.24%	8.41%
US Fund Global Large- Stock Growth	MSIF Global Opportunity Portfolio - Class A Adviser: Morgan Stanley Investment Management, Inc. Subadviser: N/A	1.24%	49.29%	12.72%	12.65%
APP A-39

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Neuberger Berman Sustainable Equity Fund - Class A Adviser: Neuberger Berman Investment Advisers LLC Subadviser: N/A	1.06%	26.53%	13.64%	9.77%
US Fund Small Blend	North Square Spectrum Alpha Fund - Class A Adviser: North Square Investments, LLC Subadviser: NSI Retail Advisors, LLC	2.26%	24.70%	9.77%	6.01%
US Fund Large Blend	Nuveen Dividend Growth Fund - Class A Adviser: Nuveen Fund Advisors, LLC. Subadviser: Nuveen Asset Management, LLC	0.92%	14.79%	13.61%	10.20%
US Fund Foreign Large Value	Nuveen International Value Fund - Class A* Adviser: Nuveen Fund Advisors, LLC. Subadviser: Nuveen Asset Management, LLC	1.15%	20.31%	8.46%	3.51%
US Fund Mid-Cap Growth	Nuveen Mid Cap Growth Opportunities Fund - Class A* Adviser: Nuveen Fund Advisors, LLC. Subadviser: Nuveen Asset Management, LLC	1.17%	19.94%	11.17%	7.62%
US Fund Small Blend	Nuveen Small Cap Select Fund - Class A* Adviser: Nuveen Fund Advisors, LLC. Subadviser: Nuveen Asset Management, LLC	1.24%	17.30%	12.18%	8.05%
US Fund Large Growth	PGIM Jennison Focused Growth Fund - Class A* Adviser: PGIM Investments LLC Subadviser: Jennison Associates LLC	1.05%	52.29%	16.06%	13.00%
APP A-40

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	PGIM Jennison Mid-Cap Growth Fund, Inc. - Class A Adviser: PGIM Investments LLC Subadviser: Jennison Associates LLC	1.07%	20.18%	14.66%	9.36%
US Fund Natural Resources	PGIM Jennison Natural Resources Fund, Inc. - Class A Adviser: PGIM Investments LLC Subadviser: Jennison Associates LLC	1.27%	-2.18%	14.95%	1.43%
US Fund Inflation- Protected Bond	PIMCO Real Return Fund - Class A Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	1.07%	3.33%	2.87%	1.97%
US Fund Intermediate Core-Plus Bond	PIMCO Total Return ESG Fund - Admin Class Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.86%	5.53%	0.70%	1.37%
US Fund Intermediate Core-Plus Bond	PIMCO Total Return Fund - Class A Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.83%	5.94%	0.97%	1.57%
US Fund Large Value	Pioneer Disciplined Value Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	0.89%	8.10%	11.45%	7.81%
US Fund Large Blend	Pioneer Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	0.93%	28.32%	16.73%	12.05%
US Fund Large Growth	Pioneer Fundamental Growth Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.02%	32.48%	17.38%	13.00%
APP A-41

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Value	Pioneer Mid Cap Value Fund - Class A (Closed to Contracts issued on or about 9/30/2011) Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.19%	12.16%	12.46%	7.35%
US Fund Multisector Bond	Pioneer Strategic Income Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.11%	7.76%	2.61%	2.67%
US Fund High Yield Bond	Putnam High Yield Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	1.05%	11.94%	4.47%	3.59%
US Fund Foreign Small/Mid Blend	Putnam International Capital Opportunities Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: The Putnam Advisory Company, LLC; Putnam Investments Limited	1.58%	15.22%	8.38%	3.75%
US Fund Large Value	Putnam Large Cap Value Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	0.90%	15.40%	14.30%	10.12%
US Fund Small Value	Royce Small-Cap Total Return Fund - Service Class* Adviser: Royce & Associates, LP Subadviser: N/A	1.53%	23.85%	11.36%	7.11%
US Fund Small Value	Royce Small-Cap Value Fund - Service Class* Adviser: Royce & Associates, LP Subadviser: N/A	1.49%	26.08%	9.96%	5.34%
APP A-42

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	T. Rowe Price Equity Income Fund - Class R Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.23%	9.06%	10.69%	7.38%
US Fund Large Growth	T. Rowe Price Growth Stock Fund - Class R Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.18%	44.52%	12.74%	11.13%
US Fund Foreign Large Value	Templeton Foreign Fund - Class A* Adviser: Templeton Global Advisors Limited Subadviser: N/A	1.10%	19.95%	6.34%	2.27%
US Fund Global Bond	Templeton Global Bond Fund - Class A* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.97%	2.43%	-2.57%	-0.62%
US Fund Global Large- Stock Blend	Templeton Growth Fund, Inc. - Class A Adviser: Templeton Global Advisors Limited Subadviser: Templeton Asset Management Ltd.	1.04%	20.98%	6.40%	3.22%
US Fund Foreign Large Blend	Thornburg International Equity Fund - Class R4* Adviser: Thornburg Investment Management Inc Subadviser: N/A	1.16%	15.70%	10.18%	4.68%
US Fund Mid-Cap Blend	Thornburg Small/Mid Cap Core Fund - Class R4* (Closed to Contracts issued on or about 8/1/2013) Adviser: Thornburg Investment Management Inc Subadviser: N/A	1.21%	13.32%	8.44%	7.52%
US Fund Intermediate Core Bond	TIAA-CREF Bond Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.32%	5.48%	0.72%	1.44%
APP A-43

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	TIAA-CREF Equity Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.30%	25.59%	14.84%	11.17%
US Fund Large Growth	TIAA-CREF Large-Cap Growth Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.30%	42.29%	19.14%	14.51%
US Fund Large Value	TIAA-CREF Large-Cap Value Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.30%	11.15%	10.61%	8.09%
US Fund Mid-Cap Blend	Timothy Plan Large/Mid- Cap Value Fund - Class A* Adviser: Timothy Partners Ltd Subadviser: Westwood Management Corp	1.34%	13.20%	12.70%	8.67%
US Fund Large Blend	Victory Diversified Stock Fund - Class A (Closed to Contracts issued on or about 8/1/2012) Adviser: Victory Capital Management Inc. Subadviser: N/A	1.07%	24.70%	15.13%	9.49%
US Fund Large Blend	Victory Special Value Fund - Class A (Closed to Contracts issued on or about 8/1/2013) Adviser: Victory Capital Management Inc. Subadviser: N/A	1.38%	24.38%	14.72%	8.78%
US Fund Mid-Cap Value	Victory Sycamore Established Value Fund - Class A Adviser: Victory Capital Management Inc. Subadviser: N/A	0.90%	9.95%	14.22%	10.62%
APP A-44

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Value	Victory Sycamore Small Company Opportunity Fund - Class A Adviser: Victory Capital Management Inc. Subadviser: N/A	1.25%	11.05%	11.30%	9.09%
US Fund Mid-Cap Growth	Victory Munder Mid-Cap Core Growth Fund - Class A Adviser: Victory Capital Management Inc. Subadviser: N/A	1.28%	14.28%	11.30%	7.45%
US Fund Large Value	Virtus Ceredex Large-Cap Value Equity Fund - Class A Adviser: Virtus Fund Advisers, LLC Subadviser: Ceredex Value Advisors LLC	1.24%	14.57%	10.67%	7.63%
US Fund Mid-Cap Value	Virtus Ceredex Mid-Cap Value Equity Fund - Class A Adviser: Virtus Fund Advisers, LLC Subadviser: Ceredex Value Advisors LLC	1.28%	10.63%	9.80%	7.33%
US Fund Small Blend	Virtus Ceredex Small-Cap Value Equity Fund - Class A (Closed to Contracts issued on or about 4/20/2012) Adviser: Virtus Fund Advisers, LLC Subadviser: Ceredex Value Advisors LLC	1.46%	14.30%	8.94%	6.13%
US Fund Large Value	Virtus NFJ Dividend Value Fund - Class A Adviser: Virtus Investment Advisers, Inc. Subadviser: NFJ Investment Group LLC - Dallas	1.04%	19.14%	9.94%	6.85%
US Fund Foreign Large Value	Virtus NFJ International Value Fund - Class A* Adviser: Virtus Investment Advisers, Inc. Subadviser: NFJ Investment Group LLC - Dallas	1.30%	10.33%	5.39%	0.24%
APP A-45

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	Virtus Seix Total Return Bond Fund - Class A Adviser: Virtus Fund Advisers, LLC Subadviser: Seix Investment Advisors	0.70%	4.37%	0.98%	1.55%
*
 Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.
HV-6777
APP A-46

The Statement of Additional Information (“SAI”), which is incorporated by reference into this Prospectus, includes additional information about the Separate Account and the Contract. The SAI is available without charge, upon request. To request copies of the SAI and make other inquiries about your Contracts, call us at 1-844-804-8989. Copies of the SAI and other information are also available on the following website https://plan.empower.com/plancloudws/fundprospectus and by e-mail request to participantservices@empower.com. Reports and other information about the Separate Account and the Contract are available on the Commission’s website at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
C000078453

Talcott Resolution Life Insurance Company
Group Variable Annuity Contracts
Separate Account Eleven
Premier InnovationsSM (Series II)
Sub-Administered by Empower Annuity Insurance Company of America
Overview
This Prospectus describes information you should know before you purchase or become a Participant under a group variable annuity contract (the “Contract” or “Contracts”). Please read it carefully before you purchase or become a Participant under the Contract. We no longer sell the Contract. However, we continue to administer existing Contracts. The Contract provides for accumulation of Participant Account value and Annuity payments on a fixed and/or variable basis.
Talcott Resolution Life Insurance Company issues the Contracts for use in certain retirement programs adopted according to the Internal Revenue Code.
You or your Employer allocate your plan Contribution to “Sub-Accounts.” Sub-Accounts are subdivisions of the Separate Accounts that we established to keep your Contributions separate from our company assets. The Sub-Accounts purchase shares of underlying mutual funds (“Underlying Funds”) that have investment strategies ranging from conservative to aggressive. You choose the Sub-Accounts that meet your investment goals and risk tolerance. For additional information on the underlying Funds see Appendix A: “Underlying Funds.”
For Contracts issued in connection with Employer-sponsored retirement programs, the Contract Owner decides which Sub-Accounts described in this Prospectus are available to Participants. As a result, if you are a Participant in an Employer-sponsored retirement program, you may not be able to allocate Contributions to all of the Sub-Accounts described in this Prospectus. For additional information describing which Sub-Accounts are available to you, please refer to the materials describing your Employer’s program.
Depending on which Sub-Accounts you select, the underlying Funds may be retail mutual funds that are available to the public, or mutual funds that are only available to insurance company separate accounts. Because your Contributions purchase Sub-Accounts, you do not invest directly in any of the Underlying Funds.
The Contracts may contain a General Account option. The General Account option has certain restrictions. The General Account option and these restrictions are not described in this Prospectus. The General Account option is not required to be registered with the Securities and Exchange Commission (“SEC”).
If you decide to become a Contract Owner or a Participant, you should keep this Prospectus for your records. You can also call Empower at 1-844-804-8989 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about the Contract, and like this Prospectus, is filed with the SEC.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
The SEC doesn’t approve or disapprove these securities or determine if the information in this Prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense.
This Prospectus and the Statement of Additional Information can also be obtained from the SEC’s website (http://www.sec.gov).
This group variable annuity contract IS NOT:
♦A bank or credit union deposit or obligation
♦FDIC or NCUA insured
♦Insured by any federal government agency
♦Guaranteed by any bank or credit union
♦May go down in value
Prospectus Dated: May 1, 2024

2

3

Glossary Of Special Terms
The defined terms set out in this prospectus also appear in and apply to the related Statement of Additional Information (“SAI”).
Accumulation Period: The period before the start of Annuity payouts.
Accumulation Units: If you allocate your Contributions to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of Participant Accounts invested in the Sub-Accounts prior to Annuitization.
Annual Maintenance Fee: An annual charge we deduct from each Participant Account on a quarterly basis or on a full Surrender of a Participant Account. The charge is deducted proportionately from the Sub-Accounts and any General Account value in a Participant Account.
Annuitant: The person on whose life Annuity payouts are based.
Annuitant’s Account: An account established at the beginning of the Annuity Period for making Annuity payouts under the Contracts.
Annuity: A series of payments for life or another designated period.
Annuity Commencement Date: The date we start to make Annuity payouts to you.
Annuity Period: The period during which we make Annuity payouts to you.
Annuity Unit: A unit of measure we use to calculate the value of Annuity payments under a Variable Annuity payout option.
Approved Plan Related Investment Account: Any Participant-directed investment account under the Plan that is identified by the Contract Owner and accepted by Us for the purpose of Participant-directed transfers of amounts from the Contract for investment outside the Contract.
Beneficiary: The person or persons designated to receive Contract values in the event of the Participant’s or Annuitant’s death.
Benefit Payment: Amounts Surrendered by the Contract Owner to pay benefits to a Participant or beneficiary under the terms of the Plan. Amounts Surrendered for transfer to the funding vehicle of another investment provider or because of the termination of the Plan are not Benefit Payments.
Code: The Internal Revenue Code of 1986, as amended.
Contract Owner: The Employer or entity owning the Contract.
Contract Year: A period of 12 months beginning with the effective date of the Contract or with any anniversary of the effective date.
Contribution(s): The amount(s) paid or transferred or rolled over to Us by the Contract Owner on behalf of Participants pursuant to the terms of the Contracts.
Employer: An employer maintaining a Tax-Sheltered Annuity plan, a Deferred Compensation Plan, or an Individual Retirement Annuity plan for its employees.
Empower: Empower Annuity Insurance Company, which serves as sub-administrator of the Contracts and the Separate Account. You may contact Empower at 1-844-804-8989, Participant_services@empower-retirement.com, or at 8515 E. Orchard Rd., Greenwood Village, CO 80111.
Empower Administrative Office: Overnight mailing address: 8515 E. Orchard Rd., Greenwood Village, CO 80111. Standard mailing address: Empower Retirement, LLC, 8515 E. Orchard Rd., Greenwood Village, CO 80111.
4

Fixed Annuity: An Annuity providing for guaranteed payments which remain fixed in amount throughout the payment period and which do not vary with the investment experience of a separate account.
General Account: Our General Account that consists of all of our company assets, including any money you have invested in the General Account. The assets in the General Account are available to the creditors of Talcott Resolution.
Minimum Death Benefit: The minimum amount payable upon the death of a Participant prior to age 65 and before Annuity payments have started.
Participant (also, “you”): Any employee or former employee of an Employer or other individual with a Participant Account under a Contract.
Participant Account: An account under a Contract to which the General Account values and the Separate Account Accumulation Units are allocated on behalf of a Participant under a Contract.
Premium Tax: A tax or amount of tax, if any, charged by a state, federal, or other governmental entity on Contributions or Contract values.
Separate Account: Separate Account Eleven of Talcott Resolution Life Insurance Company.
Sub-Account Value: The value on or before the Annuity Commencement Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit value for that Sub-Account.
Surrender: Any withdrawal of Contract values.
Talcott Resolution, We, Us or Our: Talcott Resolution Life Insurance Company
Tax-Sheltered Annuity (also “Tax Deferred Annuity”): An Annuity Contract purchased by an Employer on behalf of its employees that qualifies for special tax treatment under section 403(b) of the Code.
Valuation Day: Every day the New York Stock Exchange is open for trading. The value of a Separate Account is determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.
Valuation Period: The time span between close of trading on the New York Stock Exchange from one Valuation Day to the next.
Variable Annuity: An Annuity providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying Funds of the Separate Account.
5

Important Information You Should Consider About the Contract
FEES AND EXPENSES	LOCATION IN PROSPECTUS
Charges for Early Withdrawals
You do not pay a sales charge at the time you make a Contribution to your
Participant Account. But you may pay a Contingent Deferred Sales Charge
(“CDSC”) if you fully or partially surrender your Participant Account Value during the first five Contract Years. No CDSC applies in the sixth Contract
Year or later.

For example, if you made a withdrawal of $100,000.00 (a partial surrender)
from your Participant Account Value during your first Contract Year, you would pay a maximum CDSC of $5,000.00.
Contract Charges: Contingent Deferred Sales Charge
Transaction Charges
In addition to the Contingent Deferred Surrender Charge, you may be
charged for other transactions. These may include fees to set up and administer a Loan from your Participant Account Value, charges for Premium
Taxes that are imposed by a State or other government entity, or a Transfer
Fee for transfers among the Sub-Accounts that exceed twelve transfers in a
Contract Year.
Contract Charges: Loan Fees; Premium Taxes; and Transfer Fees
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year.
Please refer to your Contract specifications page for information about the specific fees you will pay each year.

The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
				Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0%	1.32%
	Investment options (Fund fees and expenses)[2]	0.30%	3.29%
	1 As a percentage of Total Value of Participant Accounts under the Contract. [2] As a percentage of Underlying Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

	Lowest Annual Cost: $1,414	Highest Annual Cost: $3,664
	Assumes: Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals
Other Plan or Participant Charges	Any plan-specific fees.	Fee Table: Participant Transaction Expenses
RISKS		LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in this Contract, including loss of principal and prior credited earnings.	Principal Risks
Not a Short Term Investment
The Contract is designed as a long-term accumulation Investment for retirement savings. It is not designed for short term investment and is not appropriate for an investor who needs ready access to cash.
Principal Risks
Risks Associated with Investment Options
•An investment in this Contract is subject to the risk of poor investment performance of the Underlying Funds available under the Contract.
•Each Underlying Fund has its own unique risks.
•You should review the prospectus for each Underlying Fund before making an investment decision.
Principal Risks
Insurance Company Risks
Any obligations, guarantees, and benefits of the Contract are subject to the claims- paying ability of the Talcott Resolution. If Talcott Resolution experiences financial distress, it may not be able to meet its obligations to you.
More information about Talcott Resolution, including its financial strength ratings, is available upon request. You may make such request by calling 844-
804-8989 or visiting https://www.talcottresolution.com
Principal Risks
RESTRICTIONS		LOCATION IN PROSPECTUS
Investments	Talcott may add or remove an Underlying Fund as an investment option under the Contract or to limit its availability to new Contributions or Transfers of Participant Account Value.	Changes to the Funds and Separate Account
Optional Benefits
Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-account will apply only to amounts remaining in the Sub-accounts. A loan that is not repaid will also reduce the death benefit.

If the Participant elects to pay third-party advisory fees out of the Contract, they may be subject to federal and state taxes, and a 10% federal tax penalty may apply if the Participant is under age 59 1∕2.
Description of the Contracts– Transfers between Sub- Accounts; Restrictions on Sub-Account Transfers
TAXES		LOCATION IN PROSPECTUS
Tax Implications
•You should consult with a tax professional to determine the tax implications of an investment in and payments received under the
Contract.
•Because you purchase the Contract through a qualified retirement plan, it does not provide any additional tax benefit.
•Earnings on your Contract are generally taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 1∕2.
Federal Tax Considerations
CONFLICTS OF INTEREST		LOCATION IN PROSPECTUS
Investment Professional Compensation
Your registered representative may receive compensation in the form of commissions for selling this Contract to you. Such compensation may influence your registered representative to recommend this Contract over another investment.
Distribution
Exchanges
Because this Contract is no longer available for sale, it should not be offered to you in exchange for another annuity contract that you own. But you should be aware, in general, that some investment professionals have a financial incentive
N/A

to offer you a new contract in place of the one that you own. You should exchange an annuity contract only if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new annuity contract rather than continue to own the existing annuity contract.

Overview of the Contract
Purpose
The Contract is designed for purchase by sponsors of retirement plans established under Sections 401(a), 403(a), 403(b), 457 and 408 of the Code as an investment option for their participants. The Contract offers a number of Underlying Funds in which participants may invest through the Sub-accounts. A General Account Option that guarantees payment of a minimum interest rate may also be available.
Phases of the Contract
The Contract has two periods: 1) the Accumulation Period and (2) the Annuity Period:
During the Accumulation Period, the Employer makes Contributions to the Contract on behalf of Plan Participants that Participants may allocate among the Sub-Accounts and, if available through the Plan, to the General Account Option. For additional information about the Underlying Funds available for investment through the Sub-Accounts, see Appendix A: Underlying Funds, at the back of this prospectus.
During the Accumulation Period, participants may request full or partial surrenders of their Participant Account value. In addition, participants may be able to request a loan from their Participant Account value.
The Accumulation Period ends on the Annuity Commencement Date when annuity payments begin. A Participant selects an Annuity Commencement Date and an Annuity Payout Option. The Contract provides five annuity options, which may be selected on either a Fixed or Variable Annuity basis or a combination thereof.
During the Annuity Period, neither partial nor full surrenders are permitted except from annuities under Annuity Payout Option No. 5 - Payments for a Designated Period – that are selected on a variable basis. Nor may Participants request a loan during the Annuity Period.
Contract Features
Death Benefit: In the event that a participant dies during the Accumulation Period, the Contract pays a death benefit equal to the Participant Account Value, less any outstanding charges and loan balances. The form of the death benefit payable is subject to any limitation imposed by the Plan and the terms of the Contract.
Withdrawal Options: Full and Partial Surrenders are permitted during the Accumulation Period. They are allowed during the Annuity Period only from an annuity under Option No. 5 – Payments for a Designated Period – that is selected on a variable basis.
Loans: Participants may request loans under certain Plans. To obtain a loan, the participant must enter into an agreement with the Contract administrator that describes the terms, conditions and fees or charges of the loan. The Plan may restrict the amount of Participant Account value available for a loan. See the more detailed section “Participant Loans”.
Systemic Withdrawal Option: If permitted by Internal Revenue Service Regulations and the Plan, Participants who have terminated their employment with the Employer may elect systemic withdrawals based on a specific payment of amount, the frequency of payments and the duration of payments, while remaining in the Accumulation Period.
Fee Table
The following tables describe the fees and expenses that you, as a Participant, will pay when opening, holding and surrendering amounts from your Participant Account. Please contact your Plan Administrator for information about the specific fees you will pay each year under the Contract.

Please note that there may be additional extra-contractual fees and charges that are not reflected in the Fee Tables, such as custodial or advisory fees that are plan and/or Participant specific, and if such costs were reflected, the cost would be higher. Depending on the type of charge, these may reduce your Participant Account Value and/or could have tax consequences. See the Section “Plan Related Expenses” under “Contract Charges” later in this Prospectus.
The Contract may be available to third-party intermediaries who may charge you a fee for their services in addition to Contract fees and expenses. If you wish to pay these fees from your Covered Account Value, then the deduction will reduce the death benefit and may be subject to state and federal income taxes and a 10% federal penalty tax may apply if you are under age 59 1∕2.
The first table describes the fees and expenses you will pay at the time you make contributions to, withdrawals from, request a Loan from, surrender you Participant Account value, or transfer Participant Account value between Sub-Accounts. State Premium Tax may also be deducted.
Participant Transaction Expenses
Sales Load on Premium Payments	None
Maximum Surrender Charge (as a % of each premium payment withdrawn)(1)	5%
Transfer Processing Fee	After the first 12 transfers in a Contract Year, we may charge $5 for each additional transfer during that Contract Year. There is no fee for the first 12 transfers during a Contract Year.
Loan Set-up Fee	$50
The next table describes the fees that you will pay each year during the time that you hold Participant Account value under the Contract (not including Underlying Fund fees and expenses).
Annual Contract Expenses
	Maximum Fee	Minimum Fee
Annual Maintenance Fee(2)	$30	$0.00
Base Contract Fee (as a percentage of average daily Sub-Account value)(3)	1.25%	0.00%
Annual Loan Administration Fee(4)	$50.00	$50.00
The next item shows the minimum and maximum total operating expenses charged by the Underlying Funds as of December 31, 2023 that you may pay periodically during the time that you participate in the Contract. A complete list of the Underlying Funds available under the Contract, including their annual expenses, may be found at the back of this Prospectus in Appendix A – Underlying Funds.
Annual Underlying Funds Operating Expenses	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.30%	3.29%
_____________________________________________________________________________________________
(1)
 We do not deduct a charge for sales expenses from premiums at the time they are paid. However, We may deduct a surrender charge when a premium is withdrawn upon a surrender or partial surrender or applied to certain annuity options during the first five years following the payment of that premium. The surrender charge is calculated as a percentage of the premium payment being withdrawn or annuitized during the applicable Premium Year. The amount of the surrender charge decreases over time, measured from the date the premium payment is credited to the Contract. The surrender charge percentages are shown below.
Premium Years Since Payment of Premium	1	2	3	4	5	6+
Charge (%)	5	4	3	2	1	0
(2)
 The Annual Maintenance Fee is deducted from each Participant Account on a quarterly basis. The maximum Annual Maintenance Fee is $30.00. The current Annual Maintenance Fee varies with the Average Participant Account Value under the Contract. For Average Participant Account Values between $0 and $19,999.00, the Annual Maintenance Fee is $20.00, for Average Participant Account Values between $20,000.00 and 39,000.00, the Annual Maintenance Fee is $10.00 and for Average Participant Account Values over $40,000.00, the Annual Maintenance Fee is $0.
(3)
 The Base Contract Fee consists of the Program and Administrative Charge, which varies with the total value of Participant Accounts under the Contract. The Program and Administrative Charge is either deducted daily (Method 1) or quarterly (Method 2), depending on which method is selected by your Employer.
(4)
 This fee does not include an interest charged under the terms of the loan.
EXAMPLE
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Participant administrative expenses, Base Contract Expenses and Underlying Fund fees and expenses.
Please note that there may be additional extra-contractual fees and charges that are not reflected in the Example, such as custodian or advisory fees that are plan and/or participant specific. Depending on the type of charge, these may reduce only your Participant Account Value, and/or could have tax consequences. See the section “Plan Related Expenses” later in this Prospectus.
The Example assumes that you invest $100,000 under the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year. In addition, this Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Underlying Funds. If these arrangements were taken into consideration, the expenses would be lower. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	If you Surrender your Contract at the end of the applicable time period
Program and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%	$9,198	$16,822	$24,481	$47,504
1.05%	$9,003	$16,252	$23,552	$45,844
0.85%	$8,808	$15,678	$22,615	$44,151
0.75%	$8,711	$15,391	$22,143	$43,291
0.65%	$8,614	$15,102	$21,670	$42,422
0.50%	$8,468	$14,669	$20,955	$41,102
0.35%	$8,321	$14,234	$20,236	$39,762
0.15%	$8,127	$13,652	$19,271	$37,944
0.00%	$7,981	$13,215	$18,541	$36,555

	If you annuitize at the end of the applicable time period
Program and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%	$4,684	$14,095	$23,565	$47,504
1.05%	$4,479	$13,505	$22,626	$45,844
0.85%	$4,274	$12,913	$21,678	$44,151
0.75%	$4,171	$12,616	$21,201	$43,291
0.65%	$4,069	$12,319	$20,722	$42,422
0.50%	$3,915	$11,871	$20,000	$41,102
0.35%	$3,761	$11,422	$19,273	$39,762
0.15%	$3,556	$10,821	$18,297	$37,944
0.00%	$3,402	$10,369	$17,559	$36,555

	If you do not Surrender your Contract
Program and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%	$4,684	$14,095	$23,565	$47,504
1.05%	$4,479	$13,505	$22,626	$45,844
0.85%	$4,274	$12,913	$21,678	$44,151
0.75%	$4,171	$12,616	$21,201	$43,291
0.65%	$4,069	$12,319	$20,722	$42,422
0.50%	$3,915	$11,871	$20,000	$41,102
0.35%	$3,761	$11,422	$19,273	$39,762
0.15%	$3,556	$10,821	$18,297	$37,944
0.00%	$3,402	$10,369	$17,559	$36,555

Principal Risks of Investing in the Contract
Not a Short Term Investment Vehicle. The Contract is designed for retirement savings or other long-term purposes. It is not appropriate for investors who need ready access to cash.
Risks Associated with Underlying Funds. The value of your investment and any returns will depend on the performance of the Underlying Fund(s) you select. You bear the risk of any decline in your Participant Account value resulting from the Underlying Fund(s)’ performance.
Company’s Claims Paying Ability. Guarantees and benefits provided by the Talcott Resolution are subject to the financial strength and claims paying ability of the company. If the Talcott experiences financial difficulty, it may not be able to make guaranteed payments that exceed the assets in the Separate Account.
Deduction of Third-Party Advisory Fees. Risks relating to the deduction of advisory fees will reduce your Participant Account Value and subject to state and federal income tax, as well as a 10% federal penalty tax if the Participant is under age 59 1/2.
Limitations on Surrenders and Withdrawals. During the first five Contract Years we will deduct a Contingent Deferred Surrender Charge if you surrender or take a withdrawal from the Contract. You should purchase the Contract only if you have the ability to keep it in force for a substantial period of time.
Contract Suspension. The Contract may be suspended where new Contributions and new Participant Accounts will not be accepted.
Tax Consequences. Withdrawals are generally taxable as ordinary income. Withdrawals before age 59 1∕2 may be subject to a tax penalty.
Cyber Security and Business Continuity Risk. Our business is highly dependent upon the effective operation of our computer systems and those of our business partners and service providers. Our business is therefore vulnerable to disruptions from utility outages and susceptible to operational and information security risks resulting from system failures and cybersecurity incidents. These risks include, among other things, the theft, misuse, corruption and destruction of electronic data, interference with or denial of service, attacks on systems or websites and other operational disruptions that could severely impede our ability to conduct our business and administer the Contract. Financial services companies and their third-party service providers are increasingly the targets of cyber-attacks involving the encryption of data (e.g., ransomware), disruptions in communications (e.g., denial of service), or unauthorized access to or release of personal or confidential information. In 2023, we were notified of a data security incident involving the MOVEit file transfer system used by numerous financial services companies. A third-party vendor uses that software on our behalf to, among other things, identify the deaths of insured persons and annuitants under life insurance policies and annuity contracts. We notified affected customers as required by law, and we continue to assess and investigate the overall impact of the incident. The techniques used to attack systems and networks change frequently, are becoming more sophisticated, and can originate from a wide variety of sources. The use of remote or flexible work arrangements, remote access tools, and mobile technology has expanded potential targets for cyber-attack.
System failures and cybersecurity incidents may adversely affect you and/or your Contract. For instance, a cyber-attack may interfere with our ability to process Contract transactions or calculate Contract values, including Accumulation Unit values, or could result in the release of confidential customer information. Such events could also adversely affect us, as they may result in regulatory fines, financial losses and reputational damage. Cybersecurity incidents may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. Although we take efforts to protect our systems from cybersecurity incidents, there can be no assurance that we or our service providers or the underlying funds will be able to avoid cybersecurity incidents affecting Contract owners in the future. It is possible that a cybersecurity incident could persist for an extended period of time without detection.
We are also exposed to risks related to natural and man-made disasters, and other severe events, such as storms, public health crises, terrorist acts, and military actions, any of which could adversely affect our business operations. While we have a business continuity plan and have taken precautions, we cannot assure you that severe events will not result in interruptions to our business operations, particularly if such events affect our computer systems or result in a significant number of our employees becoming unavailable. Interruptions to our business operations may impair our ability to effectively administer the Contract, including our ability to process orders and calculate Contract values. Additionally, our third-party service providers and other third-parties related to our business (such as financial intermediaries or underlying funds) are subject to similar risks. Successful implementation and execution of their business continuity policies and procedures are largely beyond our control. Disruptions to their business operations may impair our own business operations.Cybersecurity incidents may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. Although we take efforts to protect our systems from cybersecurity incidents, there can be no assurance that we or our service providers or the underlying funds will be able to avoid cybersecurity incidents affecting Contract owners in the future. It is possible that a cybersecurity incident could persist for an extended period of time without detection.
We are also exposed to risks related to natural and man-made disasters, and other severe events, such as storms, public health crises, terrorist acts, and military actions, any of which could adversely affect our business operations. While we have a business continuity plan and have taken precautions, we cannot assure you that severe events will not result in interruptions to our business operations, particularly if such events affect our computer systems or result in a significant number of our employees becoming unavailable. Interruptions to our business operations may impair our ability to effectively administer the Contract, including our ability to process orders and calculate Contract values. Additionally, our third-party service providers and other third-parties related to our business (such as financial intermediaries or underlying funds) are subject to similar risks. Successful implementation and execution of their business continuity policies and procedures are largely beyond our control. Disruptions to their business operations may impair our own business operations.
Talcott Resolution Life Insurance Company
Talcott Resolution Life Insurance Company is a stock life insurance company originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently re-domiciled to Connecticut. Talcott Resolution Life Insurance Company is authorized to do business in all states of the United States and the District of Columbia. In June 2018, the Company changed its name from Hartford Life and Annuity Insurance Company to Talcott Resolution Life and Annuity Insurance Company. Our corporate offices are located at 1 American Row, Hartford, CT 06103.
On January 1, 2013, Talcott Resolution entered into a reinsurance agreement and administrative services agreement with Massachusetts Mutual Life Insurance Company (“MassMutual”) to re-insure the obligations of Talcott Resolution under the Contracts and to provide administration of the Contracts.
On December 20, 2020, MassMutual entered into a reinsurance agreement and subcontractor administrative services agreement with Great-West Life & Annuity Insurance (“Great-West”) to further re-insure the obligations of Talcott Resolution under the Contracts and to provide administration of the Contracts. On September 2, 2022, Great-West Life & Annuity Insurance Company was re-named Empower Annuity Insurance Company of America (“Empower”).
Empower has primary responsibility for administration of the Contract and the Separate Account. Empower or its affiliates may also provide recordkeeping and other service to the Plan for which they receive compensation from Plan assets.
Talcott Resolution Life Insurance Company is a direct, wholly owned subsidiary of TR Re, Ltd. an approved Class E insurer under the Bermuda Monetary Authority. Our indirect parents are Talcott Resolution Life, Inc., a Delaware corporation and Talcott Holdings, L.P., a Delaware limited partnership. Our ultimate parent is Talcott Financial Group Investments, LLC. (“TFGI”), a Bermuda exempted limited liability company. We are ultimately controlled by A. Michael Muscolino and Alan Waxman.
Financial Condition of Talcott Resolution
We are obligated to pay all amounts promised to you under your Contract. All guarantees under the Contract are subject to our financial strength and claims-paying capabilities. We provide information about our financial strength in reports filed with state insurance departments. You may obtain information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.talcottresolution.com or visiting the SEC’s website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.
The Separate Account
The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into Sub-Accounts. Each Sub-account invests in a single class of shares of an Underlying Fund, which is a separate mutual fund having its own investment objectives and policies and is registered with the SEC as an open-end management investment company or portfolio thereof. We do not guarantee the investment performance of the Sub-Accounts.

Your Participant Account value allocated to the Sub-Accounts will vary with the investment performance of the Underlying Funds. You bear the full investment risk for all Contributions allocated to the Sub-Accounts of the Variable Account.
Income, gains and losses credited to, or charged against, a Sub-Account reflect the Sub-Account’s investment experience and not the investment experience of Talcott Resolution’s other assets. Assets of the Separate Account may not be used to pay any liabilities of Talcott Resolution other than those arising under the Contract.
Underlying Funds
Each Underlying Fund is registered with the SEC as a diversified open–end management investment company under the 1940 Act. But the SEC does not supervise their management, investment practices or policies. The (i) name of each Underlying Fund, (ii) its investment objective, (iii) investment adviser and any sub-adviser, (iv) current expenses and (v) performance information is provided in Appendix A: Underlying Funds. Not all Underlying Funds may be available in all states.
The Underlying Fund each issues a prospectus, which contains additional important information about the Fund. You may obtain copies of the prospectuses for the Underlying Funds by contacting Empower at 1-844-804-8989.
For Contracts issued in connection with Employer-sponsored retirement plans, the Contract owner decides which Sub-Accounts described in this prospectus are available to Participants. As a result, if you are a Participant in an Employer-sponsored Plan, you may not be able to allocate Contributions to all the Sub-Accounts described in the Prospectus. For additional information about the Sub-Accounts available to you, please refer to materials describing your employer’s Plan.
The Contract may contain a General Account option. The General Account option has certain restrictions. Neither the General Account option nor these restrictions are described in this prospectus. The General Account option is not required to be registered with the SEC.
Fees and Payments Received by Talcott Resolution from the Fund Families
On January 1, 2013, Talcott Resolution entered into a reinsurance agreement with Massachusetts Mutual Life Insurance Company (“MassMutual”) to reinsure the obligations of Talcott Resolution under the Contracts and to provide all of the administrative services necessary to support the Contracts. In this role, MassMutual receives all charges, fees, payments and compensation described in this Prospectus as payable to Talcott Resolution. On December 31, 2020, MassMutual entered into a reinsurance agreement with Empower Annuity Insurance Company of America (“Empower”) to further reinsure the obligations of Talcott Resolution under the Contracts. MassMutual also entered into an administrative services agreement and subcontract services agreement for Empower to provide all of the administrative services necessary to support the Contracts. Under these arrangements, Empower now receives (through MassMutual) all charges, fees, payments and compensation described in this Prospectus as payable to Talcott Resolution.
The Contracts are no longer available for sale. The MassMutual affiliate formerly responsible for marketing and selling the Contracts continues to pay sales commissions and other compensation to financial intermediaries for sales and marketing activities related to the Contracts.
Talcott Resolution receives substantial fees and payments with respect to the Underlying Funds that are offered as Sub-Accounts to your Plan through the Contract. These types of fees and payments, which are sometimes called “revenue sharing” payments, are among a number of factors considered when deciding to include a fund in the menu of Underlying Funds offered through the Contract. All of the Underlying Funds on the overall menu make payments to Talcott Resolution or an affiliate. These fees and payments under agreements between Talcott Resolution and the principal underwriters, transfer agents, investment advisers and/or other entities related to the Funds may be in amounts up to 0.80% of assets invested in a Underlying Fund. The fees and payments may include asset based sales compensation and service fees under distribution and/or servicing plans adopted by funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. They may also include administrative service fees and additional payments, expense reimbursements and other compensation. The fees may result in a profit to the extent they exceed expenses, including the expenses of paying compensation to broker-dealers, financial institutions and other persons for selling the Contracts.
Not all fund families pay the same amount of fees and compensation to Us and not all Funds pay according to the same formula. Because of this, the amount of the fees and payments received by Talcott Resolution varies by Fund and Talcott Resolution may receive greater or less fees and payments depending on which variable investment options your Plan selects.
For information on which Underlying Funds pay Talcott Resolution such fees and at what level, please visit https://plan.empower-retirement.com/plancloudws/fundprospectus or call 1-844-804-8989. Written information will be provided upon request.

Endorsement/Sponsorship Fees Paid By Talcott Resolution
Empower, as sub-administrator for the Talcott Resolution Contracts, has entered into endorsement/sponsorship arrangements with the National Association of Police Organizations (NAPO), Fraternal Order of Police (FOP), and National Association of Government Defined Contribution Administrators (NAGDCA). Under the arrangements, Empower pays endorsement/sponsorship fees to NAPO, FOP and NAGDCA, which allows Empower to advertise its retirement products and services to their member organizations and individuals.
For additional information on the amount of fees and payments made by Empower, as sub-administrator for the Talcott Resolution Contracts, please call 1-844-804-8989. Written information will be provided upon request.
Voting Rights
Talcott Resolution is the legal owner of all Underlying Fund shares held in the Separate Account and has the right to vote at the Fund’s shareholder meetings.
As Sub-administrator of the Separate Account, Empower has assumed responsibility of voting the shares of the Underlying Funds on behalf of Talcott Resolution. To the extent required by federal securities laws or regulations, we will:
• Notify the Contract Owner or Participant of any Fund shareholders’ meeting if the shares held for the Contract may be voted;
•Send proxy materials and a form of instructions to the Contract Owner or Participant that may be used to provide instructions on how to vote the Fund shares held for the Contract;
•Arrange for the handling and tallying of proxies received from Contract Owners or Participants;
•Vote all Fund shares attributable to a Contract according to instructions received from the Contract Owner or Participant; and
•Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.
All Fund shares for which no voting instructions are received will be voted in the same proportion as shares for which voting instructions have been received may result in a small number of Contract Owners or Participants determining the outcome of a proposal subject to a shareholder vote.
If any federal securities laws or regulations, or their present interpretation, change to permit voting shares without obtaining Contract Owner or Participant instructions, Empower may decide to do so. Contract Owners or Participants may attend any shareholder meeting at which shares held for their Contract may be voted.
During the Annuity Period under a Contract, the number of votes will decrease as the number of shares in the Underlying Funds held to fund the Annuity benefits decrease.
Changes to the Funds and Separate Account
Where permitted by applicable law, Talcott may add new Funds to the Separate Account as new Sub-Accounts, make Sub-Accounts (including new Sub-Accounts) available to such classes of Contracts as we may determine, cease to offer any Sub-Account (including closing a Sub-Account to new Contributions and transfers of Contract value), substitute the shares of any other registered investment company for the shares of any Fund held by the Separate Account as necessary to respond to changes in applicable law, or any Fund-initiated changes, events or activity, including, but not limited to, Fund mergers, Fund liquidations, Fund closures or other Fund-initiated activity, combine separate accounts, including the Separate Account, and deregister the Separate Account under the Investment Company Act of 1940, if such registration is no longer required.
If additional Sub-Accounts are made available to Participants, Talcott may or may not make them available to you based on Our assessment of marketing needs and investment conditions. We will send Contract Owners any required notice of an applicable change to the Separate Account or a Fund’s availability.
General Account Option
Important information you should know: The portion of the Contract relating to the General Account option is not registered under the Securities Act of 1933 (“1933 Act”) and the General Account option is not registered as an investment company under the Investment Company Act of 1940 (“1940 Act”). Neither the General Account option nor any interest in the General Account option is subject to the provisions or restrictions of the 1933 Act or the 1940 Act, and the staff of the Securities and Exchange Commission has not reviewed the disclosure regarding the General Account option.
The General Account option is funded through the General Account of Talcott Resolution. Contributions and Contract values allocated to the General Account are subject to the financial strength and claims paying ability of Talcott Resolution.
Declared Rate of Interest
Talcott Resolution credits interest on Contributions made to the General Account at a rate We declare for any period of time that we determine. We may change the declared interest rate from time to time at Our discretion.
Guaranteed Rate of Interest
Talcott Resolution guarantees a minimum rate of interest. The declared interest rate will not be less than the minimum guaranteed rate of interest.
Distributions and Transfers
Distributions and transfers from the General Account within a reasonable period of time after a Participant request is received at the Empower Administrative Office. However, under certain conditions, transfers from the General Account may be limited or deferred. Distributions may be subject to a contingent deferred sales charge and may be deferred.
The General Account is subject to Talcott Resolution’s claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Talcott Resolution’s ability to honor all guarantees under the Contract is subject to its claims-paying capabilities and/or financial strength.
Guaranteed Separate Account
We may also offer some Contract Owners a similar declared interest rate option through a guaranteed separate account. The portion of a Contract relating to such a guaranteed separate account is not registered under the 1933 Act and the guaranteed separate account is not registered as an investment company under the 1940 Act. All guarantees are subject to Our claims paying ability.
Contract Charges
Contingent Deferred Sales Charge
The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contracts, including:
•the cost of preparing sales literature,
•commissions and other compensation paid to broker dealers and their registered representatives, and
•other promotional and distribution related activities.
If the Contingent Deferred Sales Charge is not sufficient to cover sales and distribution expenses, We pay those expenses from Our general assets, including surplus. Surplus might include profits resulting from unused Program Charges.
We do not deduct a sales charge at the time Contributions are made to the Contract. We may assess a Contingent Deferred Sales Charge when you partially or fully Surrender amounts held in your Participant Account under the Contract. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender from your Participant Account and the number of Contract Years completed with respect to your Participant Account before the Surrender. We do not assess a Contingent Deferred Sales Charge after the fifth Contract Year.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:
Contract Years	Contingent Deferred Sales Charge as a percentage of Participant Account value Surrendered
During the First Year	5%
During the Second Year	4%
During the Third Year	3%
During the Fourth Year	2%
During the Fifth Year	1%
During the Sixth Year and thereafter	0%
➣ Example: You request a full Surrender when the value of your Participant Account is $1,000 and the applicable Contingent Deferred Sales Charge is 5%: Your Sub-Account(s) will be surrendered by $1,000 and you will receive $950 (i.e., the $1,000 Surrender less the 5% Contingent Deferred Sales Charge).
If you request a partial Surrender and ask for a specific dollar amount, the Contingent Deferred Sales Charge will be calculated on the total amount that must be withdrawn from your Sub-Account(s) to provide you with the amount requested.
➣ Example: You ask for $1,000 when the applicable Contingent Deferred Sales Charge is 5%: Your Sub-Account(s) will be reduced by $1,052.63 (i.e., a total withdrawal of $1,052.63 made up of $52.63 in Contingent Deferred Sales Charge plus the $1,000 you requested). The net amount of $1,000 is paid to you.
We may reduce the amount or term of the Contingent Deferred Sales Charge (See “Experience Rating under the Contracts” and “Negotiated Charges and Fees”).
When you request a full Surrender, the Contingent Deferred Sales Charge is deducted from the amount Surrendered and the balance is paid to you.
The following Surrenders are NOT subject to a Contingent Deferred Sales Charge:
• Benefit Payments — We do not assess a Contingent Deferred Sales Charge on amounts Surrendered from the Contract to pay benefits to a Participant or a beneficiary under the terms of your Plan. We call these amounts “Benefit Payments”. Amounts Surrendered for transfer to the funding vehicle of another investment provider or Surrendered because of the termination of your Plan are not Benefit Payments. Upon Our request, the Contract Owner must provide documentation acceptable to us that a Surrender is a Benefit Payment.
•Plan Related Expenses — We do not assess a Contingent Deferred Sales Charge on amounts Surrendered from the Contract to pay certain administrative expenses or other Plan Related Expenses including, fees to consultants, auditors, third-party administrators and other plan service providers. We call these amounts “Plan Related Expenses.” Upon Our request, the Contract Owner must provide Us with reasonable documentation that a Surrender is a Plan Related Expense.
•Transfer to an Approved Plan Related Investment Account — We do not assess a Contingent Deferred Sales Charge on amounts Surrendered from the Contract to transfer to an Approved Plan Related Investment Account. An Approved Plan Related Investment Account is a separate Participant directed investment account under your Plan that your Employer identifies and We accept for the purpose of Participant directed transfers of amounts from the Contract for investment outside of the Contract.
We will allocate the deduction of the Contingent Deferred Sales Charge among all Sub-Accounts and any General Account value in a Participant Account on a prorate basis unless you elect a different allocation of the deduction for the Contingent Deferred Sales Charge.
Annual Maintenance Fee
The Annual Maintenance Fee is an annual fee that we deduct from the value of each Participant Account on a quarterly basis during the Accumulation Period. This means during the year We deduct 25 percent of the Annual Maintenance Fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account. The maximum Annual Maintenance Fee permitted under the Contracts is $30. We determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan’s Contract for the calendar year, using the table below based on the average of all Participant Account values under your plan’s Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan’s Contract as of the last Valuation Day of the prior year. The Annual Maintenance Fee will be as set forth in the table below; however, We may charge the maximum Annual Maintenance Fee of $30 if a plan negotiates additional services under the Contract. The Annual Maintenance Fee helps to compensate Us for Our administrative services related to maintaining the Contract and the Participant Accounts.
Average Participant Account Value under Your Contract	Amount of the Annual Maintenance Fee
$0 to $19,999.99	$20
$20,000.00 to $39,999.99	$10
$40,000.00 and over	$0
The Annual Maintenance Fee may be reduced or waived (See “Experience Rating under the Contracts” and “Negotiated Charges and Fees”). We may also reduce or waive some or all of the Annual Maintenance Fee for plans that use a third-party administrator with systems that are compatible with Our own.
Program and Administrative Charge
For providing administrative services, We deduct a daily charge at an annual rate against all Contract values in the Sub-Accounts. This charge continues for the life of the Contract. The rate of the charge depends on the total value of the aggregate Participant Accounts within the Contract anticipated by your Employer within 24 months of initial purchase by your Employer. If the actual total value of the aggregate Participant Accounts within the Contract is lesser than the anticipated level, We may increase the Program and Administrative Charge on a going forward basis. In no event will the charge exceed 1.25%.
Before Annuity Commencement Date
Total Value of Participant Accounts under a Contract	Program and Administrative Charge
$0 to $3,499,999.99	1.25%
$3,500,000.00 to $4,999,999.99	1.05%
$5,000,000.00 to $24,999,999.99	0.85%
$25,000,000.00 to $34,999,999.99	0.75%
$35,000,000.00 to $49,999,999.99	0.65%
$50,000,000.00 to $69,999,999.99	0.50%
$70,000,000.00 to $84,999,999.99	0.35%
$85,000,000.00 to $99,999,999.99	0.15%
$100,000,000.00 and over	0.00%
After Annuity Commencement Date
Program and Administrative Charge
All Participants	1.25%
When your Employer purchases the Contract, your Employer chooses one of the following two methods that the Program and Administrative charge is deducted under the Contract:
Method One: The Program and Administrative Charge is deducted daily. It is assessed as a percentage of the net asset value of each Fund when Accumulation Unit or Annuity Unit values are determined each day.
Method Two: The Program and Administrative Charge is deducted each calendar quarter. It is assessed as a percentage of the average daily assets of the Sub-Accounts during the calendar quarter. The charge is deducted from your Participant Account by redeeming the Accumulation Units or Annuity Units in proportion to the dollar amount of the charge. Method Two is not available to Contracts issued in New York.
We provide various administrative support services for plans. These services include recordkeeping, statements of account, internet and automated voice response account access, and participant educational materials. The Program and Administrative Charge compensates Us for providing administrative services under the Contracts.
If the Program and Administrative Charge under a Contract is insufficient to cover actual costs incurred by Us, We will bear the loss. If the Program and Administrative Charge exceeds these costs, We will keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the Program and Administrative Charge.

We may reduce the Program and Administrative Charge under the Contracts (See “Experience Rating under the Contracts” and “Negotiated Charges and Fees”).
Loan Fees
Loans may be subject to a one-time set-up fee of $50. In addition, loans may also be subject to an annual loan administration fee of $50. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.
Premium Taxes
We reserve the right to deduct a charge for Premium Tax imposed on Us by a state or other governmental entity. Certain states and municipalities impose a Premium Tax. In some cases, Premium Taxes are deducted at the time purchase payments are made; in other cases Premium Tax is assessed on the Annuity Commencement Date. We will pay Premium Taxes at the time imposed under applicable law. At Our sole discretion, We may deduct Premium Taxes at the time We pay such taxes to the applicable taxing authorities, at the time the Contract is surrendered, at the time a death benefit is paid, or at the time a Participant annuitizes.
Transfer Fee
You can transfer your Participant Account values between or among the Sub-Accounts up to 12 times per Participant Contract Year. A Transfer Fee of $5 may apply to each transfer in excess of 12 made in a Participant Contract Year. We do not currently charge the $5 Transfer Fee. The Transfer Fee does not apply to Contracts issued in New York.
Experience Rating under the Contracts
We may apply experience credits under a Contract based on investment, administrative or other factors, including, but not limited to: (1) the total number of Participants, (2) the sum of all Participants’ Account values, (3) the allocation of Contract values between the General Account and the Separate Accounts under the Contract, (4) present or anticipated levels of Contributions, distributions, transfers, administrative expenses or commissions, and (5) whether We are the exclusive annuity contract provider. Experience credits can take the form of a reduction in the deduction for Program and Administrative Charges, a reduction in the term or amount of any applicable Contingent Deferred Sales Charges, an increase in the rate of interest credited under the Contract, a reduction in the amount of the Annual Maintenance Fee or any combination of the foregoing. We may apply experience credits either prospectively or retrospectively. We may apply and allocate experience credits in such manner as We deem appropriate. Any such credit will not be unfairly discriminatory against any person, including the affected Contract Owners or Participants. Experience credits have been given in certain cases. Owners of Contracts receiving experience credits will receive notification regarding such credits. Experience credits may be discontinued at Our sole discretion in the event of a change in applicable factors. For Contracts issued in New York, We may only apply experience credits prospectively.
Negotiated Charges and Fees
The charges and fees described in this section vary from Contract to Contract, depending on plan characteristics. The Contract Owner can negotiate charges and fees. This flexibility allows Us and the Contract Owner to custom design a charge and fee structure that meets the financial goals of both the Contract Owner and Talcott Resolution.
Charges of the Funds
The Separate Account purchases shares of the Funds at net asset value. The net asset value of the fund reflects investment advisory fees, distribution fees and operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the Underlying Fund’s prospectuses.
Plan Related Expenses
The Contract Owner may direct Us to deduct amounts from the assets under a Contract to pay certain administrative expenses or other Plan-related Expenses including, but not limited to, fees to consultants, auditors, counsel, Talcott Resolution and other Plan service providers. We will deduct and pay such amounts to the Contract Owner or as directed by the Contract Owner. We may agree to include these amounts as an adjustment to the charge for administrative undertakings for the Separate Account.
You should consult a tax advisor regarding the tax treatment of adviser fee payments. Please consult with your investment adviser before requesting us to pay financial adviser fees from this Contract compared to other assets you may have.

Any financial adviser fee you pay is in addition to this Contract’s fees and expenses.
You should ask your financial adviser about compensation they receive for this Contract. We are not an investment adviser, and we do not provide investment advice in connection with sales of the Contract. We are not a fiduciary to you, and do not make recommendations or assess suitability.
Description of the Contracts
The Contracts are group variable annuity contracts offered to:
•Tax deferred annuity programs adopted according to Section 403(b) of the Code by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Code;
•Deferred compensation plans as defined in Section 457 of the Code sponsored by governmental employers or by certain tax-exempt organizations described in Section 501(c)(3) of the Code;
•Retirement plans qualified under Sections 401(a) or 403(a) of the Code; and
•Individual Retirement Annuity programs adopted according to Section 408 of the Code.
The Contracts are not available for issuance except as described above.
It is important that you notify Empower if you change your address. If your mail is returned to Empower, we are likely to suspend future mailings until an updated address is obtained. In addition, Empower may rely on a third party, including the U.S. Postal Service, to update your current address. Failure to give Empower a current address may result in payments due and payable on your Participant Account being considered abandoned property under state law (unless preempted by ERISA), and remitted to the applicable state.
Assignments
The Contract and a Participant’s interest in a Contract cannot be assigned, transferred, or pledged.
Pricing and Crediting of Contributions
Initial Contributions to your Participant Account are credited within two Valuation Days of receipt of a properly completed application and the initial Contribution at the Empower Administrative Office.
If the application or other information accompanying the initial Contribution is incomplete when received, We will hold the money in a non-interest bearing account for up to five Valuation Days while We try to obtain complete information. If We cannot obtain the information within five Valuation Days, We will either return the Contribution and explain why it could not be processed or keep the Contribution if the Participant authorizes Us to keep it until the necessary information is provided.
Contributions properly designated for your Participant Account that are received prior to the close of the New York Stock Exchange will be invested on the same Valuation Day. Subsequent Contributions properly designated for your Participant Account that are received on a Non-Valuation Day or after the close of the New York Stock Exchange will be invested on the next Valuation Day.
Canceling your Certificate
If for any reason you are not satisfied with your participation in the Contract, simply return your certificate within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your participation in the Contract. We may require additional information, including a signature guarantee, before we can cancel your participation in the Contract.
Unless otherwise required by state law, We will pay you your Participant Account value as of the Valuation Day We receive your request to cancel and will refund any sales or Contract charges incurred during the period you participated in the Contract. The Participant Account value may be more or less than your Contributions depending upon the investment performance of your Participant Account. This means that you bear the risk of any decline in your Participant Account value until We receive your notice of cancellation. In certain states, however, We are required to return your Contributions without deduction for any fees or charges.

Surrender Charge Offset
You may be eligible to receive a credit to your Participant Account if you elect to make a Contribution that is transferred from a contract of another carrier within your plan. The credit is equal to the surrender charge you incurred from the other carrier when you make the transfer and is limited to a maximum credit of 7%.
Your Employer may also be eligible for a Group Surrender Charge Offset if the initial Contribution made to the Contract consists of a transfer of funds held by the Plan under an investment vehicle issued by another carrier. If, by reason of the transfer, the Plan has paid, or will pay, a surrender charge, market value adjustment or other discontinuance charge to the other carrier, Talcott Resolution will reimburse the Plan not to exceed 7% of transferred assets.
Contribution Amounts
If the Plan adopted by the Contract Owner so provides, the Contract permits the allocation of Contributions, in multiples of 1% among the several Sub-Accounts of the Separate Account. The minimum amount that may be allocated to any Sub-Account in a Separate Account shall not be less than $10. Such changes must be requested in the form and manner prescribed by Us.
Transfers between Sub-Accounts
During phases of your Contract when transfers are permissible, you may make transfers between Sub-Accounts according to the following policies and procedures, as they may be amended from time to time.
A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Participant Account value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when We process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to Us and your Registered Representative. Any oral communication should be re-confirmed in writing.
You may request a transfer into (purchases) a particular Sub-Account or transfers out of (redemptions) a particular Sub-Account. In addition, you may allocate Contributions to or request Surrenders from Sub-Accounts. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund We would need to sell to satisfy all Participants’ “transfer-out” requests. At the same time, We also combine all the daily requests to transfer into a particular Sub-Account or Contributions allocated to that Sub-Account and determine how many shares of that Underlying Fund We would need to buy to satisfy all Participants’ “transfer-in” requests.
In addition, many of the Underlying Funds that are available as investment options in Our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by Us or Our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.
We take advantage of Our size and available technology to combine sales of a particular Underlying Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by Us or Our affiliates. We also combine many of the purchases of that particular Underlying Fund for many of the products We offer. We then “net” these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that We sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.
For example, if We combine all transfer-out (redemption) requests and Surrenders of a Sub-Account with all other sales of that Underlying Fund from all Our other products, We may have to sell $1 million dollars of that Fund on any particular day. However, if other Participants and the owners of other products offered by Us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then We would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.
Restrictions on Sub-Account Transfers
First, you may make only one Sub-Account transfer request each day. We limit each Participants to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one “Sub-Account transfer,” however, you cannot transfer the same Participant Account value more than once a Valuation Day.
For Example:
•If the only transfer you make on a day is a transfer of $10,000 from one Sub-Account into another Sub-Account, it would count as one Sub-Account transfer.
•If, however, on a single day you transfer $10,000 out of one Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day’s transfer activity would count as one Sub-Account transfer.

•Likewise, if on a single day you transferred $10,000 out of one Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Account however you chose), that day’s transfer activity would count as one Sub-Account transfer.
•Conversely, if you have $10,000 in Participant Account value distribution among 10 different Sub-Accounts and you request to transfer the Participant Account value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.
•However, you cannot transfer the same Participant Account value more than once in one day. That means if you have $10,000 in a money market fund Sub-Account and you transfer all $10,000 into a stock fund Sub-Account, on that same day you could not then transfer the $10,000 out of the stock fund Sub-Account into another Sub-Account.
Second, you are allowed to submit a total of 20 Sub-Account transfers each Calendar Year (the “Transfer Rule”) by U.S. Mail, Voice Response Unit, internet, or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, We will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, Our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.
We may aggregate a Contract Owner’s Contracts or a Participant’s Participant Accounts for the purposes of enforcing these restrictions.
The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation program. Reallocations made based on a Fund merger or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.
We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.
Third, policies have been designed to restrict excessive Sub-Account transfers. You should not purchase or become a Participant under this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don’t purchase or become a Participant under this Contract if you plan to engage in “market timing,” which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:
Fund Trading Policies
Generally, you are subject to an Underlying Fund’s trading policies, if any. We are obligated to provide, at the Underlying Fund’s request, tax identification numbers and other shareholder identifying information contained in Our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, We have agreed to serve as a Fund’s agent to help monitor compliance with that Underlying Fund’s trading policy.
We are obligated to follow each Underlying Fund’s instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning Sub-Account transfers into an Underlying Fund or other funds within that fund complex. We are not authorized to grant exceptions to an Fund’s trading policy. Please refer to each Underlying Fund’s prospectus for more information. Transactions that cannot be processed because of the Underlying Fund’s trading policies will be considered not in good order.
In certain circumstances, the Underlying Fund’s trading policies do not apply or may be limited. For instance:
•Certain types of financial intermediaries may not be required to provide Us with shareholder information.
•“Excepted funds” such as money market funds and any Underlying Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that an Underlying Fund treats as a single investor.
•An Underlying Fund can decide to exempt categories of Contract Owners whose contracts are subject to inconsistent trading restrictions or none at all.
•Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of asset allocation programs, automatic rebalancing programs, Annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Contract; or (iv) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals, surrenders, or retirement plan contributions.

Possibility of Undetected Abusive Trading or Market Timing. We may not be able to detect or prevent all abusive trading activities. For instance,
•Since We net all the purchases and redemptions for a particular Underlying Fund for this and many of Our other products, transfers by any specific market timer could be inadvertently overlooked.
•Certain forms of variable annuities and types of Underlying Funds may be attractive to market timers. We cannot provide assurances that we will be capable of addressing possible abuses in a timely manner.
•These policies apply only to individuals and entities that own or are Participants under this Contract. However, the Underlying Funds that make up the Sub-Accounts of this Contract are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different or less restrictive transfer rules or no transfer restrictions at all.
•In some cases, We are unable to count the number of Sub-Account transfers requested by Participants or enforce the Transfer Rule because We do not keep Participant Account records for a Contract. In those cases, the Participant Account records and Participant Sub-Account transfer information are kept by the Contract Owner or its third party service provider. These Contract Owners and third party service providers may provide Us with limited information or no information at all regarding Participant Sub-Account transfers.
Impact of Frequent Transfers
We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Participant Account. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity payouts for your payee as well as reduce value of other optional benefits available under your Contract.
Separate Account investors could be prevented from purchasing Fund shares if We reach an impasse on the execution of a Fund’s trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all Our variable product investors if the Fund and We cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund’s opinion, has violated the Fund’s trading policy.
In some cases, We do not have the tax identification number or other identifying information requested by a Fund in Our records. In those cases, We rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, We may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all Participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.
General Account Option Transfers
You may make transfers out of the General Account Option to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). For all Contracts:
•Transfers of assets presently held in the General Account option to any account that we determine is a competing account, are prohibited.
•Similarly, transfers of assets presently held in any competing account to the General Account option, are prohibited.
In addition, we may limit the maximum amount transferred or Surrendered from the General Account option if the amount of any transfer or full or partial Surrender from the General Account value of a Participant’s Account in any Contract Year exceeds 1/6th of the General Account values under the Contract as of the end of the preceding Contract Year.
These restrictions apply to all transfers from the General Account Option, including all systematic transfers.
As a result of these limitations, it may take a longer period of time (i.e., several years) to move Participant Account values in the General Account Option to Sub-Accounts and therefore this may not provide an effective short-term defensive strategy.
Telephone and Internet Transfers
Transfer instructions received by telephone on any Valuation Day before the end of any Valuation Day will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.
Transfer instructions you send electronically are considered to be received by Us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact Us as soon as possible.

Telephone or internet transfer requests may be cancelled via the internet or by calling Us before the end of the Valuation Day you made the transfer request.
We, Our agents or Our affiliates are not responsible for losses resulting from telephone or electronic requests that We believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through Our website are genuine, including a requirement that Contract Owners and Participants provide certain identifying information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.
Contract Value
Your Participant Account value reflects the sum of the amounts under your Participant Account allocated to the General Account option and the Sub-Accounts.
There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit value. Therefore, on any Valuation Day the portion of your Participant Account allocated to the Sub-Accounts will reflect the investment performance of the Sub-Accounts and will fluctuate with the performance of the Underlying Funds.
Contributions made or Contract values allocated to a Sub-Account are converted into Accumulation Units by dividing the amount of the Contribution or allocation, minus any Premium Taxes, by the Accumulation Unit value for that Valuation Day. The more Contributions or Contract values allocated to the Sub-Accounts under your Participant Account, the more Accumulation Units will be reflected under your Participant Account. You decrease the number of Accumulation Units in a Sub-Account under your Participant Account by requesting Surrenders, transferring money out of a Sub-Account, submitting a Death Benefit claim or by electing an Annuity payout from your Participant Account.
To determine the current Accumulation Unit value, We take the prior Valuation Day’s Accumulation Unit value and multiply it by the Net Investment Factor for the current Valuation Day. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).
The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. At the time your Employer purchases the Contract, your Employer chooses one of the following two methods to calculate the Net Investment Factor. The value of your Participant Account will be the same, regardless of the method chosen by your Employer.
Method One
The Net Investment Factor for each Sub-Account equals:
•the net asset value per share plus applicable distributions per share of the corresponding Underlying Fund at the end of the current Valuation Day; divided by
•the net asset value per share of the corresponding Underlying Fund at the end of the prior Valuation Day; multiplied by
•the daily expense factor for the program and administrative charge and any other applicable charges, adjusted for the number of days in the period.
Method Two (not available to Contracts issued in New York)
The Net Investment Factor for each Sub-Account equals:
•the net asset value per share of the corresponding Underlying Fund at the end of the current Valuation Day; divided by
•the net asset value per share of the corresponding Underlying Fund at the end of the prior Valuation Day.
Under Method Two, the value of any applicable Underlying Fund distributions per share creates additional Accumulation Units.
We will send you a statement for each calendar quarter, that tells you how many Accumulation Units you have, their value and your total Participant Account value. You can also call (844) 804-8989 to obtain your Participant Account value or, where available, you may access your account information through our website at www.massmutual.com/govnp.
Shares of the Underlying Funds are valued at net asset value on a daily basis. A complete description of the valuation method used in valuing Fund shares may be found in the Underlying Funds’ prospectus.

Surrenders and Withdrawals
IMPORTANT TAX INFORMATION: There are certain restrictions on section 403(b) tax-sheltered annuities. As of December 31, 1988, all section 403(b) annuities have limits on full and partial surrenders. Contributions to the Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless the Contract Owner/employee has a) attained age 59 1∕2, b) a severance from employment, c) died, d) become disabled or e) experienced financial hardship (cash value increases may not be distributed for hardships prior to age 59 1∕2). Distributions prior to age 59 1∕2 due to financial hardship or separation from service may still be subject to a penalty tax of 10%. We will not assume any responsibility for determining whether a withdrawal is permissible, with or without tax penalty, in any particular situation; or in monitoring withdrawal requests regarding pre or post January 1, 1989 Contract Values. Any full or partial Surrender described above may affect the continuing tax-qualified status of some Contracts or plans and may result in adverse tax consequences to the Contract Owner. The Contract Owner, therefore, should consult with a tax adviser before undertaking any such Surrender (See “ Federal Tax Considerations”).
After termination of Contributions on your behalf and prior to your Annuity Commencement Date, you will have the following options:

1.
Continue your Participant’s Account under the Contract. Under this option, when the selected Annuity Commencement Date arrives, payments will begin under the selected Annuity payout option (See “Annuity Payout Options”). At any time before the Annuity Commencement Date, you may your Participant Account for a lump sum cash settlement in accordance with 3. below.
2.
To provide Annuity payouts immediately. The values in your Participant’s Account may be applied, subject to contractual provisions, to provide for Fixed or Variable Annuity payouts, or a combination thereof, commencing immediately, under the selected Annuity payout option under the Contract (See “Annuity Payout Options”).
3.
To Surrender your Account in a single sum. The amount received will be the value next computed after receipt of a written Surrender request for complete Surrender at the Empower Administrative Office, less any applicable Contingent Deferred Sales Charge, Annual Maintenance Fee and Premium Taxes. Payment will normally be made within seven days after We receive the written request.
4.
To request a partial Surrender of your Participant’s Account. Partial Surrenders are taken from the Sub-Account(s) that you specify. If you do not specify the Sub-Account(s), We will take the amount out of all applicable Sub-Account(s) on a pro rata basis. We will deduct any applicable Sales Charges from the partial Surrender (See “Contract Charges”).
5.
To begin making monthly, quarterly, semi-annual or annual withdrawals while allowing your Participant Account to remain in the Accumulation Period. Your Participant Account remains subject to the Annual Maintenance Fee and any fluctuations in the investment results of the Sub-Accounts or any of the underlying investments. You may transfer the values of your Participant Account from one or more Sub-Accounts or the General Account option to any other Sub-Account, the General Account option or to any combination thereof, subject to Contract restrictions (See “Systematic Withdrawal Option”).
Systematic Withdrawal Option
If permitted by IRS regulations and the terms of the Plan, a Participant can make withdrawals while allowing his or her Participant Account to remain in the Accumulation Period under the Contract. Eligibility under this provision is limited to Participants who have terminated their employment with the Employer at the time they elect the Systematic Withdrawal Option (“SWO”). Payments are limited to 18.0% of the Participant’s Account annually. The minimum payment amount is $100. SWO payments generally are taxable as ordinary income and, if made prior to age 59 1∕2 , an IRS tax penalty may apply. Any Contingent Deferred Sales Charge otherwise applicable is waived on SWO payments.
Participants elect the specific dollar amount to be withdrawn, the frequency of payments (monthly, quarterly, semi-annually or annually) and the duration of payments (either a fixed number of payments or until the Participant’s Account is depleted). The duration of payments may not extend beyond the Participant’s life expectancy as of the beginning date of SWO payments or the joint and last survivor life expectancy of the Participant and the Participant’s Beneficiary. Participants may not elect the SWO if there is an outstanding loan amount.
A Participant can change the terms of a SWO as often as four times in each calendar year, can terminate the SWO at any time, and can elect one of the five available Annuity options or a partial or full lump sum withdrawal. If a partial or full lump sum withdrawal is elected within 12 months of a SWO payment, the Contingent Deferred Sales Charge that was previously waived, if any, will be deducted from the Participant’s Account upon withdrawal. Unless you direct otherwise, SWO payments will be deducted on a pro rata basis from the General Account option and each Sub-Account to which the Participant’s Account is allocated.
The SWO may only be elected pursuant to an election on a form provided by Us. Election of the SWO does not affect Participants’ other rights under the Contracts.
Payment of Surrender Value
Payments from the Sub-Accounts may be delayed beyond seven days only for periods (1) during which the New York Stock Exchange is closed other than customary weekend or holidays closings, or during which trading on the New York Stock Exchange is restricted; (2) during which an emergency exists that makes the valuation and disposal of the securities not reasonably practical; and (3) such other periods that the SEC may by order permit for the protection of investors.
Annuity Options
You are not required to annuitize this Contract. A Participant selects an Annuity Commencement Date (usually between the Participant’s 50th birthday and the date on which the Participant attains their “applicable age” as described under “Federal Tax Considerations”) and an Annuity payout option. The Annuity Commencement Date may be any day of any month before or including the month of a Participant’s 90th birthday, or an earlier date if prescribed by applicable law.
The Annuity Commencement Date and/or the Annuity payment option may be changed from time to time, but any such change must be made at least 30 days prior to the date on which Annuity payouts are scheduled to begin. Annuity payouts will normally be made on the first business day of each month, or another mutually agreed upon business day.
The Contract contains five Annuity payout options that may be selected on either a Fixed or Variable Annuity basis, or a combination thereof. If a Participant does not elect otherwise, We reserve the right to begin Annuity payouts at age 90 under Option 2 with 120 monthly payments certain. However, unless required by applicable law, We will not assume responsibility in determining or monitoring any required minimum distributions (See “Federal Tax Considerations”). Generally, depending on the terms of your retirement plan, you may select from the following payment frequencies: monthly, quarterly, semi-annually, and annually.
Annuity Payout Options
Option 1: Life Annuity where We make monthly Annuity payouts for as long as the Annuitant lives.
❖❖ Payments under this option stop with the last monthly payment preceding the death of the Annuitant, even if the Annuitant dies after one payment. This option offers the maximum level of monthly payments of any of the other life annuity options (Options 2-4) since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a Beneficiary.
Option 2: Life Annuity with 120, 180 or 240 Monthly Payments Certain where We make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by Us.
Option 3: Cash Refund Life Annuity where We make monthly payments during the life of the Annuitant terminating with the last payment due prior to the death of the Annuitant, except that an additional payment will be made to the Beneficiary if (a) below exceeds (b) below:
(a)	=	total amount applied under the option at the Annuity Commencement Date
Annuity Unit value at the Annuity Commencement Date
(b)	=	number of Annuity Units represented by each monthly Annuity payout made	×	number of monthly Annuity payouts made
The amount of the additional payments is determined by multiplying the excess, if any, by the Annuity Unit value as of the date We receive Due Proof of Death.

Option 4: Joint and Last Survivor Annuity where We make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor, ending with the last payment prior to the death of the survivor.
❖When the Annuity is purchased, the Annuitant elects what percentage (50%, 662/3%, 75% or 100%) of the monthly Annuity payout will continue to be paid to the survivor.
❖Under this Option 4, it would be possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.
Option 5: Payments for a Designated Period where We agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant’s death prior to the end of the designated period, the present value of any then remaining payments will be paid in one lump sum to the Beneficiary unless other provisions have been made and approved by Us.
❖Option 5 does not involve life contingencies and does not provide any mortality guarantee.
❖Surrenders are subject to the limitations set forth in the Contract and any applicable Contingent Deferred Sales Charges (See “Contract Charges”).
For Contracts issued in New York, no surrenders are permitted by the Annuitant after Annuity payments commence under Option 5.
Once Annuity payouts have started, no Surrenders are permitted except from an annuity under Annuity Payout Option 5 - Payments for a Designated Period – that are paid on a variable basis. Such surrenders may be subject to a Contingent Deferred Sales Charge.
Options 2 and 5 are available only if the guaranteed Annuity payout period is less than the life expectancy of the Annuitant or the joint life expectancy of the Annuitant and their Joint Annuitant at the time the option becomes effective. Such life expectancy shall be computed on the basis of the mortality table prescribed by the IRS or, if none is prescribed, the mortality table then in use by Us.
We may offer other Annuity payout options from time to time. Not all Annuity payout options will be available in all states or in all Contracts.
Calculation of Annuity Payment
During the Annuity Period, your Participant Account Value will be applied to the Annuity Payout Option on either a fixed or variable basis, as you select. The minimum Annuity payout is $20. No election may be made which results in a first payment of less than $20. If at any time Annuity payouts are or become less than $20 We have the right to change the frequency of payment to intervals that will result in payments of at least $20.
Variable Annuity Payments
The value of the Annuity Unit for each Sub-Account in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of (1) the Net Investment Factor (see “Contract Value”) for the day for which the Annuity Unit value is being calculated, and (2) a factor to neutralize the assumed net investment rate discussed below.
The value of the Contract is determined as the product of the value of the Accumulation Unit credited to each Sub-Account no earlier than the close of business on the fifth business day preceding the date the first Annuity payout is due and the number of Accumulation Units credited to each Sub-Account as of the date the Annuity is to commence.
The first monthly payment varies according to the Annuity payout option selected. The Contract cites Annuity tables derived from the 1983a Individual Annuitant Mortality Table with an assumed interest rate (“A.I.R.”) of 4.00% per annum. The total first monthly Annuity payout is determined by multiplying the value (expressed in thousands of dollars) of a Sub-Account (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the Contracts. With respect to Fixed Annuities only, the current rate will be applied if it is higher than the rate under the tables in the Contract.
Level Annuity payouts would be provided if the net investment rate remained constant and equal to the A.I.R. In fact, payments will vary up or down in the proportion that the net investment rate varies up or down from the A.I.R. A higher A.I.R. may produce a higher initial payment but more slowly rising and more rapidly falling subsequent payments than would a lower interest rate assumption.
The amount of the first monthly Annuity payout, determined as described above, is divided by the value of an Annuity Unit for the appropriate Sub-Account not later than the fifth business day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of

Annuity Units remains fixed during the Annuity Period, and in each subsequent month the dollar amount of the Annuity payout is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.
The Annuity payouts will be made on the date selected. The Annuity Unit value used in calculating the amount of the Annuity payouts will be based on an Annuity Unit value determined as of the close of business on a day not more than the fifth business day preceding the date of the Annuity payout.
Here is an example of how a Variable Annuity is determined:
ILLUSTRATION OF ANNUITY PAYOUTS: (UNISEX) AGE 65, LIFE ANNUITY WITH 120 PAYMENTS CERTAIN
A.	Net amount applied	$139,782.50
B.	Initial monthly income per $1,000 of payment applied	6.13
C.	Initial monthly payment (A × B ÷ 1,000)	$856.87
D.	Annuity Unit Value	3.125
E.	Number of monthly annuity units (C ÷ D)	274.198
F.	Assume annuity unit value for second month equal to	2.897
G.	Second monthly payment (F × E)	$794.35
H.	Assume annuity unit value for third month equal to	3.415
I.	Third month payment (H × E)	$936.39
The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account.
Benefits Available Under the Contract
The following table summarizes information about the benefits under the Contract.
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Death Benefit
If the Participant dies before
his or her Annuity
Commencement Date, We
will pay a death benefit to the
Beneficiary. The death benefit
will equal the Participant’s
Account value. If no
Beneficiary is living at the
death of the Participant, the
Participant’s estate is the
Beneficiary.
		Standard	None	• The deduction of advisory fees will reduce your death benefit.
Participant Loan	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	Loan set-up fee of $50.00 and annual loan administration fee of $50.00.	• Must be permitted by the Code and the terms of the Plan.

Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Systemic Withdrawal Option	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	None
• Limited to
Participants who
have terminated
their
employment
with the
Employer;
• Duration of
payments may
not extend
beyond the
Participant’s life
expectancy;
• A Participant
may not elect
the Systemic
Withdrawal
Option if there is
an outstanding
Loan.

Death Benefits
Determination of the Beneficiary: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant’s estate is the Beneficiary.
Death before the Annuity Commencement Date: If the Participant dies before his or her Annuity Commencement Date, a death benefit will be payable to the Beneficiary. The form of the death benefit payable to the Beneficiary(ies) will be subject to the limitations of the Plan, if any, and the terms of the Contract. The death benefit shall be equal to the Participant’s Account value, reduced by any Premium Taxes not previously deducted, any unpaid fees or charges under the Contract, and any outstanding Participant loan indebtedness.
If the proceeds are taken in a single sum, payment will normally be made within seven days of Our receipt of completed settlement instructions.
You may apply the death benefit payout to any one of the Annuity payment options (See “Annuity Payout Options”) instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to Empower at the Empower Administrative Office. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant’s Account after retirement. (See “Annuity Options”)
Death on or after the Annuity Commencement Date: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or to receive the computed value.
Participant Loans
During the Accumulation Period, a Participant under a Tax-sheltered Annuity plan may request a loan from his or her Participant Account, if permitted by the Plan. Loans from a Participant’s Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, We deduct a loan set-up fee of $50. In addition, while your loan is outstanding, We deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full Surrender of your Participant Account.

When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.
Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant’s Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.

Federal Tax Considerations
General
The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on Our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income.
This summary has been prepared by Us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.
THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.
Civil Unions & Domestic Partnerships
Upon your death, a surviving spouse may have certain continuation rights under the Contract that he or she may elect to exercise for the Contract’s death benefit and any joint-life coverage under an optional living benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Parties to a civil union or domestic partnership are not treated as spouses under federal law. Consequently, certain transactions, such as change of ownership or continuation of the contract after death, may be taxable to those individuals. You should consult a tax and/or legal advisor for more information on this subject if it applies to you.
Tax Reporting
The federal, as well as state and local, tax laws and regulations require Us to report certain transactions with respect to the Contract (such as an exchange of or a distribution from the Contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide you with a copy of what was reported. This copy is not intended to supplant your own records. It is your responsibility to ensure that what you report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on your books and records. You should review whatever is reported to the taxing authorities by Us against your own records, and in consultation with your own tax advisor, and should notify Us if you find any discrepancies in case corrections have to be made.
Taxation of Talcott Resolution and the Separate Account
The Separate Account is taxed as part of Talcott Resolution which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a “regulated investment company” under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. (See “Contract Value”). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Talcott Resolution is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Talcott Resolution is the owner of the assets from which the tax benefits are derived.
Diversification of the Separate Account
For certain types of Contracts, the Internal Revenue Code (“Code”) requires that investments supporting these Contracts be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or Underlying Fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.
The Treasury Department’s diversification regulations under Code Section 817(h) require, among other things, that:
•no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,
•no more than 70% is represented by any two investments,
•no more than 80% is represented by any three investments and
•no more than 90% is represented by any four investments.
In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.
A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.
Tax Ownership of the Assets in the Separate Account
In order for certain variable annuity contracts to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the “owner” of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the “tax owner” of certain separate account assets, income and gain from such assets would be includable in the variable contract owner’s gross income. The U.S. Tax Court followed the IRS position and held that a variable contract owner would be treated for federal tax purposes as the owner of the separate account assets (Webber v. Commissioner, 14 Tax Court No. 17, June 30, 2015). The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and variable life insurance contracts. The distinction between when a variable contract owner will be determined to own the separate account under the analysis of the IRS and the Tax Court can best be illustrated by the following IRS rulings.
Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer’s separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such “public availability” means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in Our Separate Account for your Contract are available for purchase except through an insurer’s variable contracts or by other permitted entities.
Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the Underlying Fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment.

As a result, We believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, We reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.
Non-Natural Persons as Owners
Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:
•A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),
•A contract acquired by the estate of a decedent by reason of such decedent’s death,
•Certain contracts acquired with respect to tax-qualified retirement arrangements,
•Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or
•A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract’s purchase.
A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.
Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the “holder” in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a “holder.” In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the “holder.” However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.
Annuity Purchases by Nonresident Aliens and Foreign Corporations
The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Talcott Resolution. If withholding applies, We are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser’s country of citizenship or residence.
Generation Skipping Transfer Tax
Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Talcott Resolution to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
Tax-Qualified Retirement Plans
This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.
The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a “Qualified Plan” or “Plan”). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.
The following is only a general discussion about types of Qualified Plans for which the Contracts may be available. We are not the plan administrator for any Qualified Plan. The plan administrator or custodian, whichever is applicable, (but not Us) is responsible for all Plan administrative duties including, but not limited to, notification of distribution options, disbursement of Plan benefits, handling any processing and administration of Qualified Plan loans, compliance with regulatory requirements and federal and state tax reporting of income/distributions from the Plan to Plan participants and, if applicable, beneficiaries of Plan participants and IRA contributions from Plan participants. Our administrative duties are limited to administration of the Contract and any disbursements of any Contract benefits to the Owner, annuitant or beneficiary of the Contract, as applicable. Our tax reporting responsibility is limited to federal and state tax reporting of income/distributions to the applicable payee and IRA contributions from the Owner of a Contract, as recorded on Our books and records. If you are purchasing a Contract through a Qualified Plan, you should consult with your Plan administrator and/or a qualified tax adviser. You also should consult with a qualified tax adviser and/or Plan administrator before you withdraw any portion of your Contract Value.
The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into Our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.
We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.
Individual Retirement Annuities (“IRAs”)
In addition to “traditional” IRAs governed by Code Sections 408(a) and (b) (“Traditional IRAs”), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.
a.Traditional IRAs
Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions (“RMDs”) when the Owner reaches their Required Beginning Date or dies (or the distribution qualifies for one of the other exceptions to the penalty on early distributions), as described below, may result in imposition of a 25% penalty tax on any excess of the RMD amount over the amount actually distributed. This excise tax is reduced to 10% if a distribution of the shortfall is made within two years and to the date the excise tax is assessed or imposed by the IRS. In addition, any amount received before the Owner reaches age 59 1∕2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.
You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. Effective January 1, 2020, non-spouse “designated beneficiaries” of a deceased Owner must generally receive distributions within 10 years of the death of the Owner. However, the life expectancy payout option (a/k/a “IRA stretch”) is still available for non-spouse beneficiaries who are “Eligible Designated Beneficiaries” enabling them to make a tax-free “direct rollover” (in the form of a direct transfer between Plan fiduciaries, as described below in “Rollover Distributions”) from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an “inherited IRA” that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). “Eligible Designated Beneficiaries” include beneficiaries who are not more than 10 years younger, disabled, chronically ill, and minors until age of majority, at which time the 10-year rule applies. In addition, such a Plan is not required to permit such a rollover.
b.SEP IRAs
Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension (“SEP”) or a SEP IRA. A SEP IRA can have employer, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
c.SIMPLE IRAs
The Savings Incentive Match Plan for Employees of small employers (“SIMPLE Plan”) is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees (“SIMPLE IRAs”). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 25% penalty tax for failure to make a full RMD (or reduced amount), and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.
If We do not serve as the Designated Financial Institution for your employer’s SIMPLE Plan, for you to use one of Our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with Us.
d.Roth IRAs
Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner’s lifetime. Generally, however, upon the Owner’s death the amount remaining in a Roth IRA must be distributed by the end of the tenth year after such death for non-spouse designated beneficiaries or distributed over the life or life expectancy of an Eligible Designated Beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion. In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. Distributions from eligible Qualified Plans can be “rolled over” directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a “conversion” Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.

Qualified Pension or Profit-Sharing Plan or Section 401(k) Plan
Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of “incidental” death benefits, and the time when RMDs must commence. There are annual limits on contributions to 401(a) defined contribution plans generally, and to 401(k) plans specifically. Salary reduction contributions to a 401(k) option cannot exceed the lesser of a dollar limit ($23,000 in 2024) or 100% of the employee’s “includible compensation.” For participants over age 50, a special additional catch-up provision may be available ($7,500 in 2024). In addition, a Plan’s provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. In addition, elective deferrals made by participants under a 401(k) arrangement are subject to specific distribution limitations similar to those outlined below for 403(b) plans. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.
In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits “incidental” to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.
Tax-Sheltered Annuity under Section 403(b) (“TSA”)
Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code Section 501(c)(3) to purchase a “tax-sheltered annuity” (“TSA”) contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee’s gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit ($23,000 in 2024) or 100% of the employee’s “includable compensation” for the most recent full year of service, subject to other adjustments. There are also legal limits on the annual elective deferrals a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased ($7,500 in 2024). A TSA participant should contact the Plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.
A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:
a.after the employee reaches age 59 1∕2;
b.upon the employee’s separation from service;
c.upon the employee’s death or disability;
d.in the case of hardship as defined in applicable regulations (and in the case of hardship, any income attributable to such contributions may not be distributed);
e.as a qualified reservist distribution upon certain calls to active duty; or
f.with respect to amounts invested in a lifetime income investment, the date that is 90 days prior to the day that such lifetime income investment may no longer be held as an investment option under the plan.
An employer sponsoring a TSA may impose additional restrictions on your TSA through its Plan document.
Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits “incidental” to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA.
Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007,

Reg. 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant’s or beneficiary’s accumulated benefit immediately before such exchange (taking into account such participant’s or beneficiary’s accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant’s employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information.
Deferred Compensation Plans under Section 457 (“Section 457 Plans”)
Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code Section 457. For these purposes, a “governmental employer” is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an “Eligible Deferred Compensation Plan” or “Section 457(b) Plan.” Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant’s includible compensation or (2) the applicable dollar amount, ($23,000 in 2024). The Plan may provide for additional “catch-up” contributions. One catch-up contribution allows participants over age 50 to make additional contributions each year ($7,500 in 2024); while another permits 457(b) pre-retirement contributions in the three prior years to, but not including, the year the participant reaches normal retirement age. A participant cannot use both catch-up provisions concurrently. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 59 1∕2, (2) the participant has a severance from employment (including death), (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations), or (4) with respect to amounts invested in a lifetime income investment, the date that is 90 days prior to the date that such lifetime income investment may no longer be held as an investment option under the Plan.
Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts, certain other insurance contracts, and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (nongovernmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. Where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer’s general creditors under Code Section 457(b)(6).
Taxation of Amounts Received from Qualified Plans
Except under certain circumstances in the case of Roth IRAs or Roth accounts in a Qualified Plan, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other “investment in the contract.” For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, Code Section 72 provides the tax rules for determining what portion of each amount received represents a tax-free recovery of “investment in the contract”.
For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the “investment in the contract,” based on the ratio of the “investment in the contract” over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.
In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible

Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.
Penalty Taxes for Qualified Plans
Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions (“RMDs”). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform and are described in more detail below.
a.Penalty Taxes on Premature Distributions
Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1∕2. However, this 10% penalty tax does not apply to a distribution that is either:
(i)made to a beneficiary (or to the employee’s estate) on or after the employee’s death;
(ii)attributable to the employee’s becoming disabled under Code Section 72(m)(7);
(iii) part of a series of substantially equal periodic payments (not less frequently than annually  —  “SEPPs”) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary (“SEPP Exception”), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;
(iv) (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);
(v)(except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);
(vi) not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year which are not reimbursed by health insurance (without regard to whether the taxpayer deducts the unreimbursed medical expenses);
(vii) certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty;
(viii) distributions of up to $5,000 from a retirement plan in the case of a birth or adoption of a child under Code Section 72(t)(2)(H); or
(ix) certain designated qualified disaster distributions.
In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:
(i)made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;
(ii)not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7);
(iii) for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8); or
(iv) certain other exceptions to the 10% penalty tax.
If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1∕2 and (b) 5 years have elapsed since the first of these periodic payments.
For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual’s employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.
b.RMDs and 25% Penalty Tax
If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution (“RMD”) for the year, the participant is subject to a 25% penalty tax on the amount that has not been timely distributed. This excise tax is reduced to 10% if a distribution of the shortfall is made within two years and to the date the excise tax is assessed or imposed by the IRS.

An individual’s interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of  —
(i)the calendar year in which the individual attains their applicable age, or
(ii)(except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.
If the individual attains (1) age 70 1∕2 before 2020, the applicable age is 70 1∕2; (2) age 72 during or after 2020 but before 2023, the applicable age is 72; (3) age 72 during or after 2023 and age 73 before 2033, the applicable age is 73; or (4) age 74 after 2032, the applicable age is 75.
The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over  —
(a)the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or
(b)over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.
Effective January 1, 2020, non-spouse “designated beneficiaries” of a deceased plan participant Owner must generally receive distributions within 10 years of the death of the participant. However, the life expectancy payout option (a/k/a “stretch payout”) is still available for non-spouse beneficiaries who are “Eligible Designated Beneficiaries” enabling them to make a tax-free “direct rollover” (in the form of a direct transfer between Plan fiduciaries, as described below in “Rollover Distributions”) from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an “inherited IRA” that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). “Eligible Designated Beneficiaries” include beneficiaries who are not more than 10 years younger, disabled, chronically ill, and minors until age of majority, at which time the 10-year rule applies.
If an individual dies after RMDs have begun for such individual, any remainder of the individual’s interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual’s death.
The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner’s surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.
The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount. RMDs also can be made in the form of Annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.
In addition, in computing any RMD amount based on a contract’s account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 25% penalty tax for RMDs (or reduced amount) if such additional RMD amount is not timely distributed. There is a recent exception to the RMD rules for certain lifetime income annuity benefits (Qualified Longevity Annuity Contracts, or “QLAC”), provided by Revenue Ruling 2012-3 and proposed Treasury regulations.
Tax Withholding for Qualified Plans
Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. The federal income tax withholding requirements, including any “elections out” and the rate at which withholding applies are different for periodic and non-periodic distributions. Special rules apply when the distribution is an “eligible rollover distribution” from a Qualified Plan (described below in “Rollover Distributions”). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the “eligible rollover distribution,” to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in “Rollover Distributions”). Payees cannot elect out of this mandatory 20% withholding in the case of such an “eligible rollover distribution.”
Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.
Regardless of any “election out” (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee’s total tax liability.

Rollover Distributions
The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plans (a “direct transfer” or a “direct rollover”) or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a “60-day rollover”), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, We advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.
For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan and if other applicable conditions are met. Such a “direct transfer” between the same kinds of Plan is generally not treated as any form of “distribution” out of such a Plan for federal income tax purposes.
By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a “distribution” out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a “direct rollover” (made directly to another Plan) or as a “60-day rollover.” The tax restrictions and other rules for a “direct rollover” and a “60-day rollover” are similar in many ways, but if any “eligible rollover distribution” made from certain types of Qualified Plan is not transferred directly to another Plan by a “direct rollover,” then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a “60-day rollover” by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a “60-day rollover”, the amount that is not rolled over remains subject to normal income tax plus any applicable penalty.
Under Code Sections 402(f)(2)(A) and 3405(c)(3) an “eligible rollover distribution” (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a “direct rollover”) is generally any distribution to an employee of any portion (or all) of the balance to the employee’s credit in any of the following types of “Eligible Retirement Plan”: (1) a Qualified Plan under Code Section 401(a) (“Qualified 401(a) Plan”), (2) a qualified annuity plan under Code Section 403(a) (“Qualified Annuity Plan”), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an “eligible rollover distribution” does not include any distribution that is either  —
a.an RMD amount;
b.one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or
c.any distribution made upon hardship of the employee.
Before making an “eligible rollover distribution,” a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the “direct rollover” and “60-day rollover” rules and the distribution’s exposure to the 20% mandatory withholding if it is not made by “direct rollover.” Generally, under Code Sections 402(c), 403(b)(8) and 457 (e)(16), a “direct rollover” or a “60-day rollover” of an “eligible rollover distribution” can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an “eligible rollover distribution” that can qualify for a tax-free “60-day rollover” is limited to the amount that otherwise would be includable in gross income. By contrast, a “direct rollover” of an “eligible rollover distribution” can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a “predecessor” Qualified Plan.
Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free “direct rollover” or “60-day rollover” can be made between a “Non-Roth IRA” (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from Non-Roth IRA to a Roth IRA, or a “conversion” of a Non-Roth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free “direct rollover” or “60-day rollover” can be made between an “inherited IRA” (Non-Roth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a “direct rollover” or a “60-day rollover” to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a “direct rollover” or a “60-day rollover” to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no l-year limit applies to any such “direct rollover.” Similar rules apply to a “direct rollover” or a “60-day rollover” of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer’s SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a “direct rollover” or a “60-day rollover” to an Eligible Retirement Plan that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).
Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a non-spouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS and to qualified Coronavirus Related Distributions.
Distribution
The Contracts are no longer offered for sale. MML Distributors, LLC (“MMLD”), a subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), is the principal underwriter of the Contracts, which are sold by affiliated and unaffiliated broker-dealer, and financial institutions.
MMLD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The principal business address of MMLD is 1295 State Street, Springfield, MA 01111.
Financial Intermediaries receive commissions (described below under “Commissions”). Certain selected Financial Intermediaries also receive additional compensation (described below under “Additional Payments”). All or a portion of the payments made to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediaries’ internal compensation practices.
Affiliated broker-dealers also employ individuals called “wholesalers” in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract value.
Commissions
Upfront commissions paid to Financial Intermediaries generally range from 0% to up to 7% of each Contribution you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract value. MMLD pays different commissions based on the Contract variation that you buy.
Commission arrangements vary from one Financial Intermediary to another. We and MMLD are not involved in determining your Registered Representative’s compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.
Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from Ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and MMLD and its affiliates based on what you buy. Therefore, profits, and your Registered Representative’s (or their Financial Intermediary’s) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.
Additional Payments
Subject to FINRA and Financial Intermediary rules, MMLD and its affiliates also make additional payments to Financial Intermediaries (who may or may not be affiliated with Us) to encourage the sale of this Contract and other contracts that We issue to retirement programs that We or Our affiliates offer (“Additional Payments”). Additional Payments are generally based on average net assets (or aged assets) of the contracts or programs attributable to a particular Financial Intermediary, on sales of the contracts or programs attributable to a particular Financial Intermediary, and/or sales expenses. Additional Payments may be used for various purposes, and may take various forms, such as:
•Payments for access to Registered Representatives and/or Financial Intermediaries, such as through one-on-one wholesaler visits or attendance at national sales meetings or similar events.
•Payments for inclusion of Our products on a Financial Intermediary’s “preferred list”; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting Our products and services.

•Payments for various marketing expenses such as joint marketing campaigns and/or Financial Intermediary event advertising/participation; sponsorship of Financial Intermediary sales contests and/or promotions in which participants (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition; and expenses of generating clients.
•Payment and support to Underlying Fund companies including Fund related wholesaler support, training and marketing activities for certain Funds, and providing sales activity reports.
•Sales support through such things as providing hardware and software, operational and systems integration, links to Our website from a Financial Intermediary’s websites; shareholder services (including sub-accounting) sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.
•“Due diligence” payments for a Financial Intermediary’s examination of a product; payments for educational training, sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.
•Occasional meals and entertainment, tickets to sporting events and other gifts.
More Information
Modification of the Contracts
Subject to any federal and state regulatory restrictions, We may modify the Contracts at any time by written agreement between the Contract Owner and Us. No modification will affect the amount or term of any Annuities begun prior to the effective date of the modification, unless it is required to conform the Contract to, or give the Contract Owner the benefit of, any federal or state statutes or any rule or regulation of the U.S. Treasury Department or the Internal Revenue Service.
We may modify the Contract at any time if such modification: (i) is necessary to make the Contract or the Separate Account comply with any law or regulation issued by a governmental agency to which We are subject; or (ii) is necessary to assure continued qualification of the Contract under the Code or other federal or state laws relating to retirement annuities or annuity contracts; or (iii) is necessary to reflect a change in the operation of the Separate Account or the Sub-Accounts); or (iv) provides additional Separate Account options; or (v) withdraws Separate Account options. In the event of any such modification We will provide notice to the Contract Owner or to the payee(s) during the Annuity period. Talcott may also make appropriate endorsement in the Contract to reflect such modification.
We may suspend the Contract on at least 90 days written notice to the Contract Owner before the effective date of the suspension if the Contract Owner fails to assent to any modification of the Contract
Upon suspension of the Contract, We will not accept any more Contributions. Loan repayments will continue to be accepted. The suspension of the Contract will not preclude a Contract Owner from applying existing Participant’s Accounts to the purchase of Fixed or Variable Annuity Benefits. Suspension of the Contract will not affect payments to be made by Us under an Annuity that commenced prior to the date of suspension.
Reservation of Rights Under the Contract
We may, at Our sole discretion, elect not to exercise a right or reservation specified in this Contract. If we elect not to exercise a right or reservation, We are not waiving it. We may decide to exercise a right or a reservation that We previously did not exercise.
Legal Proceeding
Like other insurance companies, We are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, We do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company’s results of operations or cash flows in particular quarterly or annual periods.

Appendix A – Underlying Funds
The following is a list of the Underlying Funds currently available under the Contract. In the event more than one Underlying Funds were offered under the Contract, the Underlying Funds available to you may vary by Employer. In such an event, you should refer to your retirement plan documents for a list of Underlying Funds available to you. More information about the Underlying Fund is available in the prospectuses for the Fund, which may be amended from time to time and can be found online at https://plan.empower-retirement.com/plancloudws/fundprospectus. You can also request this information at no cost by calling (844) 804-8989 or sending an email request to participantservices@empower.com.
The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. The past performance of a Fund is not necessarily an indication of future performance.
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Value	AB Discovery Value Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	1.10%	14.77%	10.57%	7.36%
US Fund Global Bond- USD Hedged	AB Global Bond Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	0.80%	6.83%	0.88%	1.98%
US Fund High Yield Bond	AB High Income Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	0.90%	14.33%	4.35%	3.69%
US Fund Foreign Large Value	AB International Value Fund - Class A* (Closed to Contracts issued on or about 8/1/2011) Adviser: AllianceBernstein L.P. Subadviser: N/A	1.25%	15.23%	6.44%	2.33%
US Fund Foreign Large Growth	AB Sustainable International Thematic Fund - Class A (Closed to Contracts issued on or about 8/1/2011) Adviser: AllianceBernstein L.P. Subadviser: N/A	1.06%	13.09%	8.02%	3.89%
APP A-1

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	Alger Capital Appreciation Institutional Fund - Class I (Closed to Contracts issued on or about 8/1/2012) Adviser: Fred Alger Management, LLC Subadviser: N/A	1.25%	42.88%	14.90%	12.14%
US Fund Mid-Cap Growth	Alger Mid Cap Growth Institutional Fund - Class I* Adviser: Fred Alger Management, LLC Subadviser: N/A	1.24%	22.68%	12.04%	8.73%
US Fund Small Growth	Alger Small Cap Growth Institutional Fund - Class I Adviser: Fred Alger Management, LLC Subadviser: N/A	1.38%	14.83%	7.63%	6.72%
US Fund Moderate Allocation	Allspring Asset Allocation Fund - Class A* Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.12%	14.32%	8.19%	4.38%
US Fund Diversified Emerging Mkts	Allspring Emerging Markets Equity Fund - Class A* Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.43%	8.39%	3.34%	2.00%
US Fund Foreign Large Value	Allspring International Equity Fund - Class A* Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.15%	15.56%	5.38%	3.05%
US Fund Utilities	Allspring Utility and Telecommunications Fund - Class A* Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.04%	-5.19%	6.75%	6.95%
APP A-2

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core Bond	American Century Diversified Bond Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	0.85%	5.04%	0.79%	1.30%
US Fund Large Blend	American Century Equity Growth Fund - Class A (Closed to Contracts issued on or about 5/3/2010) Adviser: American Century Investment Management Inc Subadviser: N/A	0.91%	24.01%	11.97%	9.01%
US Fund Large Value	American Century Equity Income Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.18%	3.64%	7.80%	7.72%
US Fund Intermediate Government	American Century Ginnie Mae Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	0.80%	4.45%	-0.18%	0.61%
US Fund Large Growth	American Century Growth Fund - Class A* Adviser: American Century Investment Management Inc Subadviser: N/A	1.17%	42.91%	17.76%	13.23%
US Fund Mid-Cap Growth	American Century Heritage Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.25%	20.24%	12.92%	9.07%
US Fund Mid-Cap Value	American Century Mid Cap Value Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.23%	5.90%	10.76%	8.43%
US Fund Small Value	American Century Small Cap Value Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.34%	15.93%	14.24%	8.46%
APP A-3

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Blend	American Century Small Company Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.11%	20.99%	9.69%	5.77%
US Fund Money Market - Taxable	American Century U.S. Government Money Market Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	0.71%	4.40%	1.44%	1.10%
US Fund Large Growth	American Funds AMCAP Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.99%	30.59%	11.73%	9.72%
US Fund Large Value	American Funds American Mutual Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.91%	9.03%	10.36%	8.75%
US Fund Global Allocation	American Funds Capital Income Builder® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.92%	8.62%	6.78%	4.83%
US Fund Global Large- Stock Blend	American Funds Capital World Growth and Income FundSM - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.06%	20.42%	10.30%	6.89%
US Fund Foreign Large Growth	American Funds EuroPacific Growth Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.12%	15.29%	7.34%	4.22%
US Fund Large Blend	American Funds Fundamental Investors FundSM - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.93%	25.46%	13.13%	10.28%
APP A-4

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Large- Stock Growth	American Funds New Perspective Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.07%	24.19%	13.16%	9.38%
US Fund Diversified Emerging Mkts	American Funds New World Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.22%	15.47%	8.21%	4.82%
US Fund Intermediate Core Bond	American Funds The Bond Fund of America® - Class R3 (Closed to Contracts issued on or about 5/3/2010) Adviser: Capital Research and Management Company Subadviser: N/A	0.89%	4.42%	1.31%	1.65%
US Fund Large Growth	American Funds The Growth Fund of America® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.94%	36.76%	14.53%	11.48%
US Fund Moderately Aggressive Allocation	American Funds The Income Fund of America® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.91%	7.22%	7.71%	6.10%
US Fund Large Blend	American Funds The Investment Company of America® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.91%	28.04%	13.72%	10.22%
US Fund Global Large- Stock Growth	American Funds The New Economy Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.06%	28.70%	11.04%	9.01%
US Fund Large Blend	American Funds Washington Mutual Investors Fund - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.92%	16.85%	12.89%	10.22%
APP A-5

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	Ave Maria Growth Fund Adviser: Schwartz Investment Counsel Inc Subadviser: N/A	0.91%	30.29%	14.38%	11.12%
US Fund Large Blend	Ave Maria Rising Dividend Fund Adviser: Schwartz Investment Counsel Inc Subadviser: N/A	0.91%	13.19%	12.79%	9.18%
US Fund Mid-Cap Blend	Ave Maria Value Fund Adviser: Schwartz Investment Counsel Inc Subadviser: N/A	0.94%	3.52%	11.55%	6.23%
US Fund Large Growth	BlackRock Advantage Large Cap Growth Fund - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: N/A	0.87%	39.37%	17.02%	11.40%
US Fund Small Growth	BlackRock Advantage Small Cap Growth Fund - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: N/A	0.75%	18.47%	10.23%	6.93%
US Fund Large Growth	BlackRock Capital Appreciation Fund, Inc. - Investor A Shares Adviser: BlackRock Advisors LLC Subadviser: N/A	1.00%	48.85%	15.58%	12.37%
US Fund Large Value	BlackRock Equity Dividend Fund - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: N/A	0.93%	12.37%	11.26%	8.76%
US Fund Global Allocation	BlackRock Global Allocation Fund, Inc. - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited	1.09%	12.34%	7.29%	4.52%
APP A-6

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Blend	BlackRock International Dividend Fund - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: BlackRock International Limited	0.93%	15.36%	9.48%	3.42%
US Fund Target-Date 2025	BlackRock LifePath® Dynamic 2025 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited	0.84%	12.87%	6.79%	5.23%
US Fund Target-Date 2030	BlackRock LifePath® Dynamic 2030 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited	0.84%	14.97%	8.06%	6.00%
US Fund Target-Date 2035	BlackRock LifePath® Dynamic 2035 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited	0.84%	17.00%	9.12%	6.62%
US Fund Target-Date 2040	BlackRock LifePath® Dynamic 2040 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited	0.84%	18.90%	10.16%	7.20%
APP A-7

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2045	BlackRock LifePath® Dynamic 2045 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited	0.84%	20.72%	10.82%	7.54%
US Fund Target-Date 2050	BlackRock LifePath® Dynamic 2050 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited	0.84%	21.69%	10.93%	7.63%
US Fund Target-Date 2055	BlackRock LifePath® Dynamic 2055 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited	0.84%	21.77%	11.13%	7.70%
US Fund Target-Date Retirement	BlackRock LifePath® Dynamic Retirement Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited	0.84%	12.00%	5.87%	4.45%
US Fund Mid-Cap Value	BlackRock Mid Cap Value Fund - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: N/A	1.00%	12.29%	13.37%	8.31%
US Insurance Large Blend	BlackRock S&P 500 Index V.I. Fund - Class III Shares Adviser: BlackRock Advisors LLC Subadviser: N/A	0.39%	25.90%	15.26%	11.52%
APP A-8

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core Bond	BNY Mellon Bond Market Index Fund - Investor Class* Adviser: BNY Mellon Investment Adviser, Inc Subadviser: N/A	0.40%	5.14%	0.65%	1.36%
US Fund Mid-Cap Blend	BNY Mellon Midcap Index Fund, Inc. - Investor Shares* (Closed to Contracts issued on or about 6/1/2014) Adviser: BNY Mellon Investment Adviser, Inc Subadviser: N/A	0.50%	15.89%	12.06%	8.76%
US Fund Large Blend	BNY Mellon S&P 500 Index Fund* Adviser: BNY Mellon Investment Adviser, Inc Subadviser: N/A	0.50%	25.68%	15.11%	11.48%
US Fund Small Blend	BNY Mellon Smallcap Stock Index Fund - Investor Shares* Adviser: BNY Mellon Investment Adviser, Inc Subadviser: N/A	0.50%	15.51%	10.54%	8.16%
US Fund Global Large- Stock Growth	Calamos Global Equity Fund - Class A* Adviser: Calamos Advisors LLC Subadviser: N/A	1.40%	24.28%	14.24%	8.74%
US Fund Foreign Large Growth	Calamos International Growth Fund - Class A* Adviser: Calamos Advisors LLC Subadviser: N/A	1.20%	15.05%	9.74%	4.67%
US Fund Intermediate Core-Plus Bond	Calvert Bond Fund - Class A* (Closed to Contracts issued on or about 8/1/2012) Adviser: Calvert Research and Management Subadviser: N/A	0.73%	7.30%	1.83%	2.28%
US Fund Large Growth	Calvert Equity Fund - Class A Adviser: Calvert Research and Management Subadviser: Atlanta Capital Management Company,LLC	0.91%	17.93%	16.27%	12.70%
APP A-9

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Corporate Bond	Calvert Income Fund - Class A (Closed to Contracts issued on or about 8/1/2011) Adviser: Calvert Research and Management Subadviser: N/A	0.93%	8.54%	2.97%	2.69%
US Fund Large Blend	ClearBridge Appreciation Fund - Class A Adviser: Franklin Templeton Fund Adviser, LLC Subadviser: ClearBridge Investments, LLC	0.93%	19.45%	13.90%	10.63%
US Fund Mid-Cap Blend	ClearBridge Mid Cap Fund - Class A Adviser: Franklin Templeton Fund Adviser, LLC Subadviser: ClearBridge Investments, LLC	1.17%	13.46%	10.95%	7.03%
US Fund Small Growth	ClearBridge Small Cap Growth Fund - Class A Adviser: Franklin Templeton Fund Adviser, LLC Subadviser: ClearBridge Investments, LLC	1.18%	8.63%	9.22%	7.72%
US Fund Small Growth	ClearBridge Small Cap Growth Fund - Class FI (Closed to Contracts issued on or about 4/30/2012) Adviser: Franklin Templeton Fund Adviser, LLC Subadviser: ClearBridge Investments, LLC	1.24%	8.60%	9.19%	7.71%
US Fund Mid-Cap Growth	Columbia Acorn® Fund - Class A Adviser: Columbia Wanger Asset Management LLC Subadviser: N/A	1.08%	21.59%	7.32%	6.23%
US Fund Large Blend	Columbia Contrarian Core Fund - Class A* Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	0.97%	31.75%	16.50%	11.49%
APP A-10

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	Columbia Large Cap Growth Fund - Class A Adviser: Columbia Management Investment Advisers Subadviser: N/A	1.00%	43.52%	17.94%	13.31%
US Fund Large Growth	Columbia Large Cap Growth Opportunity Fund - Class A* (Closed to Contracts issued on or about 8/1/2012) Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.05%	31.26%	15.98%	11.51%
US Fund Large Value	Columbia Large Cap Value Fund - Advisor Class* (Closed to Contracts issued on or about 12/31/2010) Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	0.72%	9.85%	12.20%	8.83%
US Fund Mid-Cap Value	Columbia Select Mid Cap Value Fund - Advisor Class* (Effective 7/20/2020,the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	0.88%	10.50%	13.29%	8.42%
US Fund Mid-Cap Value	Columbia Select Mid Cap Value Fund - Class A* Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.13%	10.25%	12.99%	8.14%
US Fund Technology	Columbia Seligman Global Technology Fund - Class A* (Closed to Contracts issued on or about 5/3/2010) Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.27%	45.15%	25.49%	19.80%
APP A-11

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Technology	Columbia Seligman Technology and Information Fund - Class A Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.20%	44.22%	25.07%	19.64%
US Fund Small Value	Columbia Small Cap Value Fund I - Class A Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.24%	21.36%	13.19%	8.21%
US Fund Large Blend	Davis New York Venture Fund - Class A Adviser: Davis Selected Advisers LP Subadviser: Davis Selected Advisers (New York) Inc	0.92%	30.00%	11.97%	8.70%
US Fund Intermediate Core-Plus Bond	Delaware Diversified Income Fund - Class A* Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited	0.70%	6.40%	2.06%	2.06%
US Fund Long-Term Bond	Delaware Extended Duration Bond Fund - Class A* Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited	0.82%	9.36%	2.22%	3.12%
APP A-12

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Allocation	Delaware Ivy Asset Strategy Fund - Class Y Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited	1.12%	15.61%	9.48%	3.78%
US Fund Large Growth	Delaware Ivy Large Cap Growth Fund - Class Y* Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited	0.89%	37.83%	18.49%	14.02%
US Fund Natural Resources	Delaware Ivy Natural Resources Fund - Class Y* Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited	1.36%	1.27%	7.79%	-0.38%
US Fund Technology	Delaware Ivy Science & Technology Fund - Class Y Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited	1.24%	40.63%	17.53%	11.26%
US Fund Small Growth	Delaware Ivy Small Cap Growth Fund - Class Y* Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited	1.14%	13.34%	7.89%	7.14%
US Fund Large Growth	Domini Impact Equity Fund® - Investor Shares Adviser: Domini Impact Investments LLC Subadviser: SSGA Funds Management Inc	1.00%	28.42%	14.76%	9.40%
APP A-13

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	DWS Capital Growth Fund - Class A Adviser: DWS Investment Management Americas, Inc. Subadviser: N/A	0.92%	38.17%	17.05%	13.05%
US Fund Emerging Markets Bond	DWS Emerging Markets Fixed Income Fund - Class A* (Closed to Contracts issued on or about 5/3/2010) Adviser: DWS Investment Management Americas, Inc. Subadviser: DWS International GmbH	1.16%	5.84%	0.01%	0.15%
US Fund Foreign Large Growth	DWS International Growth Fund - Class A* Adviser: DWS Investment Management Americas, Inc. Subadviser: N/A	1.17%	15.44%	7.09%	3.47%
US Fund Mid-Cap Blend	Eaton Vance Atlanta Capital SMID-Cap Fund - Class A Adviser: Eaton Vance Management Subadviser: Atlanta Capital Management Company,LLC	1.14%	13.72%	13.41%	10.88%
US Fund Moderate Allocation	Eaton Vance Balanced Fund - Class A Adviser: Eaton Vance Management Subadviser: N/A	0.97%	16.05%	9.53%	7.36%
US Fund High Yield Bond	Eaton Vance Income Fund of Boston - Class A* Adviser: Boston Management and Research Subadviser: Eaton Vance Advisers International Ltd.	1.00%	11.77%	5.15%	4.13%
US Fund Large Value	Eaton Vance Large-Cap Value Fund - Class A Adviser: Boston Management and Research Subadviser: N/A	1.02%	7.92%	11.59%	8.33%
APP A-14

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Health	Eaton Vance Worldwide Health Sciences Fund - Class A* Adviser: Eaton Vance Management Subadviser: Eaton Vance Advisers International Ltd.	1.14%	5.66%	10.71%	9.18%
US Fund Aggressive Allocation	Empower Aggressive Profile Fund - Investor Class Adviser: Empower Capital Management, LLC Subadviser: N/A	1.16%	16.94%	10.86%	8.02%
US Fund Mid-Cap Value	Empower Ariel Mid Cap Value Fund - Investor Class* Adviser: Empower Capital Management, LLC Subadviser: Ariel Investments, LLC	1.05%	10.45%	10.46%	6.36%
US Fund Intermediate Core Bond	Empower Bond Index Fund - Investor Class* Adviser: Empower Capital Management, LLC Subadviser: Franklin Advisers, Inc.; Franklin Advisory Services, LLC;	0.50%	5.02%	0.50%	1.29%
US Fund Conservative Allocation	Empower Conservative Profile Fund - Investor Class* Adviser: Empower Capital Management, LLC Subadviser: N/A	0.77%	8.25%	4.59%	3.71%
US Fund Intermediate Core Bond	Empower Core Bond Fund - Investor Class * Adviser: Empower Capital Management, LLC Subadviser: Goldman Sachs Asset Management, L.P.; Wellington Management Company LLP	0.70%	6.20%	1.02%	1.63%
APP A-15

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	Empower Core Strategies Flexible Bond Fund - Investor Class Adviser: Empower Capital Management, LLC Subadviser: Loomis, Sayles & Company LP; Western Asset Management Company, LLC	0.77%	6.06%	1.54%	1.45%
US Fund Foreign Large Blend	Empower Core Strategies International Equity Fund - Investor Class* Adviser: Empower Capital Management, LLC Subadviser: Franklin Templeton Institutional, LLC;LSV Asset Management;Irish Life Inv Managers Ltd;	1.00%	17.07%	7.81%	4.46%
US Fund Large Blend	Empower Core Strategies U.S. Equity Fund - Investor Class* Adviser: Empower Capital Management, LLC Subadviser: Loomis, Sayles & Company LP;J.P. Morgan Investment Management, Inc.;Putnam Investment Management, LLC;Irish Life Inv Managers Ltd;	0.90%	22.79%	14.95%	10.91%
US Fund Diversified Emerging Mkts	Empower Emerging Markets Equity Fund - Investor Class* Adviser: Empower Capital Management, LLC Subadviser: Goldman Sachs Asset Management, L.P.; Lazard Asset Management LLC;	1.26%	9.67%	3.44%	-1.68%
US Fund High Yield Bond	Empower High Yield Bond Fund - Investor Class* Adviser: Empower Capital Management, LLC Subadviser: Putnam Investment Management, LLC	0.98%	11.14%	5.19%	4.02%
APP A-16

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Inflation- Protected Bond	Empower Inflation- Protected Securities Fund - Investor Class* Adviser: Empower Capital Management, LLC Subadviser: Goldman Sachs Asset Management, L.P.	0.70%	4.76%	2.72%	2.20%
US Fund Foreign Large Growth	Empower International Growth Fund - Investor Class* Adviser: Empower Capital Management, LLC Subadviser: J.P. Morgan Investment Management, Inc.; Franklin Templeton Institutional, LLC	1.20%	16.54%	8.17%	3.94%
US Fund Foreign Large Blend	Empower International Index Fund - Investor Class Adviser: Empower Capital Management, LLC Subadviser: Irish Life Inv Managers Ltd	0.65%	17.52%	7.66%	3.79%
US Fund Foreign Large Blend	Empower International Value Fund - Investor Class Adviser: Empower Capital Management, LLC Subadviser: LSV Asset Management; Massachusetts Financial Services Company	1.07%	18.03%	8.25%	5.89%
US Fund Large Growth	Empower Large Cap Growth Fund - Investor Class* Adviser: ECM Asset Management Limited Subadviser: Amundi Asset Management US	0.98%	33.57%	19.04%	14.14%
US Fund Large Value	Empower Large Cap Value Fund - Investor Class* Adviser: Empower Capital Management, LLC Subadviser: T. Rowe Price Associates, Inc.; Putnam Investment Management, LLC	0.96%	12.28%	12.35%	8.38%
APP A-17

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2015	Empower Lifetime 2015 Fund - Investor Class* Adviser: Empower Capital Management, LLC Subadviser: N/A	0.77%	10.33%	6.07%	4.87%
US Fund Target-Date 2020	Empower Lifetime 2020 Fund - Investor Class* Adviser: Empower Capital Management, LLC Subadviser: N/A	0.80%	10.97%	6.45%	5.72%
US Fund Target-Date 2025	Empower Lifetime 2025 Fund - Investor Class* Adviser: Empower Capital Management, LLC Subadviser: N/A	0.82%	11.91%	7.07%	5.60%
US Fund Target-Date 2030	Empower Lifetime 2030 Fund - Investor Class* Adviser: Empower Capital Management, LLC Subadviser: N/A	0.85%	13.07%	7.80%	6.95%
US Fund Target-Date 2035	Empower Lifetime 2035 Fund - Investor Class* Adviser: Empower Capital Management, LLC Subadviser: N/A	0.88%	14.40%	8.68%	6.58%
US Fund Target-Date 2040	Empower Lifetime 2040 Fund - Investor Class Adviser: Empower Capital Management, LLC Subadviser: N/A	0.90%	15.73%	9.42%	8.21%
US Fund Target-Date 2045	Empower Lifetime 2045 Fund - Investor Class Adviser: Empower Capital Management, LLC Subadviser: N/A	0.92%	16.73%	9.83%	7.07%
US Fund Target-Date 2050	Empower Lifetime 2050 Fund - Investor Class Adviser: Empower Capital Management, LLC Subadviser: N/A	0.92%	17.05%	9.94%	8.56%
US Fund Target-Date 2055	Empower Lifetime 2055 Fund - Investor Class Adviser: Empower Capital Management, LLC Subadviser: N/A	0.93%	17.06%	9.86%	7.00%
APP A-18

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2060	Empower Lifetime 2060 Fund - Investor Class Adviser: Empower Capital Management, LLC Subadviser: N/A	0.93%	16.97%	8.66%	8.66%
US Fund Mid-Cap Value	Empower Mid Cap Value Fund - Investor Class* Adviser: Empower Capital Management, LLC Subadviser: Goldman Sachs Asset Management, L.P.	1.15%	15.15%	9.70%	8.12%
US Fund Moderate Allocation	Empower Moderate Profile Fund - Investor Class* Adviser: Empower Capital Management, LLC Subadviser: N/A	0.91%	11.93%	7.59%	5.74%
US Fund Moderately Aggressive Allocation	Empower Moderately Aggressive Profile Fund - Investor Class* Adviser: Empower Capital Management, LLC Subadviser: N/A	1.01%	13.60%	8.69%	6.51%
US Fund Moderately Conservative Allocation	Empower Moderately Conservative Profile Fund - Investor Class* Adviser: Empower Capital Management, LLC Subadviser: N/A	0.83%	9.90%	6.05%	4.71%
US Fund Multisector Bond	Empower Multi-Sector Bond Fund - Investor Class* Adviser: Empower Capital Management, LLC Subadviser: Loomis, Sayles & Company LP;Virtus Fixed Income Advisers, LLC;	0.90%	7.88%	3.28%	2.68%
US Fund Large Blend	Empower S&P 500 ® Index Fund - Investor Class Adviser: Empower Capital Management, LLC Subadviser: Irish Life Inv Managers Ltd	0.51%	25.61%	15.11%	11.43%
APP A-19

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Blend	Empower S&P Mid Cap 400® Index Fund - Investor Class* Adviser: Empower Capital Management, LLC Subadviser: Irish Life Inv Managers Ltd	0.55%	15.76%	11.99%	8.66%
US Fund Small Blend	Empower S&P SmallCap 600® Index Fund - Investor Class Adviser: Empower Capital Management, LLC Subadviser: Irish Life Inv Managers Ltd	0.56%	15.47%	10.49%	8.10%
US Fund Short-Term Bond	Empower Short Duration Bond Fund - Investor Class* Adviser: Empower Capital Management, LLC Subadviser: Putnam Investment Management, LLC	0.60%	5.67%	2.21%	1.68%
US Fund Small Growth	Empower Small Cap Growth Fund - Investor Class* Adviser: ECM Asset Management Limited Subadviser: Lord Abbett Equity Trust	1.19%	15.76%	11.36%	9.99%
US Fund Small Value	Empower Small Cap Value Fund - Investor Class* Adviser: Empower Capital Management, LLC Subadviser: Loomis, Sayles & Company LP; Hotchkis & Wiley Capital Management LLC	1.09%	17.81%	12.25%	7.64%
US Fund Mid-Cap Growth	Empower T. Rowe Price Mid Cap Growth Fund - Investor Class Adviser: Empower Capital Management, LLC Subadviser: T. Rowe Price Investment Management,Inc.	1.02%	19.92%	11.61%	10.38%
APP A-20

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Government	Empower U.S. Government Securities Fund - Investor Class* Adviser: Empower Capital Management, LLC Subadviser: Western Asset Management Company, LLC	0.60%	4.44%	0.19%	1.10%
US Fund Small Value	Federated Hermes Clover Small Value Fund - Class A* Adviser: Federated Equity Mgmt Co. Of Penn Subadviser: N/A	1.14%	10.42%	11.36%	6.67%
US Fund Large Value	Federated Hermes Equity Income Fund, Inc. - Class A* Adviser: Federated Equity Mgmt Co. Of Penn Subadviser: N/A	1.12%	9.05%	9.38%	6.02%
US Fund Mid-Cap Growth	Federated Hermes Kaufmann Fund - Class R* (Closed to Contracts issued on or about 8/1/2013) Adviser: Federated Equity Management Company Of Pennsylvania Subadviser: Federated Global Investment Management Corp	1.97%	14.87%	6.99%	8.26%
US Fund Large Blend	Fidelity Advisor® Leveraged Company Stock Fund - Class M (Closed to Contracts issued on or about 8/1/2012) Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	1.27%	25.49%	14.73%	7.67%
APP A-21

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Real Estate	Fidelity Advisor® Real Estate Fund - Class M Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	1.31%	10.56%	4.51%	5.31%
US Fund Moderately Conservative Allocation	Franklin Conservative Allocation Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.84%	18.46%	10.06%	7.39%
US Fund Moderately Aggressive Allocation	Franklin Growth Allocation Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.85%	11.11%	8.40%	6.16%
US Fund Large Growth	Franklin Growth Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.80%	20.64%	13.70%	11.45%
US Fund High Yield Bond	Franklin High Income Fund - Class A1* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.76%	9.75%	4.91%	3.40%
US Fund Moderate Allocation	Franklin Income Fund - Class A1* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.61%	4.48%	6.91%	4.82%
US Fund Moderate Allocation	Franklin Moderate Allocation Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.84%	8.10%	6.08%	4.65%
APP A-22

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Large- Stock Value	Franklin Mutual Beacon Fund - Class A (Closed to Contracts issued on or about 8/1/2012) Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.02%	8.82%	7.40%	5.93%
US Fund Global Large- Stock Value	Franklin Mutual Global Discovery Fund - Class A* Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.21%	20.27%	10.11%	6.04%
US Fund Aggressive Allocation	Franklin Mutual Shares Fund - Class A Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.00%	20.01%	8.94%	5.79%
US Fund Small Value	Franklin Small Cap Value Fund - Class A* (Closed to Contracts issued on or about 5/27/2021) Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	0.98%	3.57%	9.85%	-0.39%
US Fund Multisector Bond	Franklin Strategic Income Fund - Class A* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.93%	20.19%	12.48%	8.66%
US Fund Intermediate Core-Plus Bond	Franklin Total Return Fund - Class A* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.89%	4.39%	1.27%	1.38%
US Fund Large Growth	Frost Growth Equity Fund - Investor Class Adviser: Frost Investment Advisors, LLC Subadviser: N/A	0.88%	44.87%	16.82%	13.34%
US Fund Multistrategy	Goldman Sachs Absolute Return Tracker - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.09%	10.45%	4.52%	3.09%
APP A-23

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Government	Goldman Sachs Government Income Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	0.82%	4.28%	-0.07%	0.71%
US Fund High Yield Bond	Goldman Sachs High Yield Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	0.98%	12.10%	4.21%	3.18%
US Fund Large Value	Goldman Sachs Large Cap Value Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.01%	12.74%	11.20%	7.28%
US Fund Mid-Cap Growth	Goldman Sachs Mid Cap Growth Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.16%	18.82%	13.46%	9.11%
US Fund Mid-Cap Blend	Goldman Sachs Mid Cap Value Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.18%	11.45%	13.11%	7.77%
US Fund Small Blend	Goldman Sachs Small Cap Value Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.25%	11.03%	8.25%	5.94%
US Fund Mid-Cap Growth	Goldman Sachs Small/Mid Cap Growth Fund - Class A* (Closed to Contracts issued on or about 5/3/2010) Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.25%	13.90%	12.95%	9.20%
APP A-24

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Moderately Conservative Allocation	Hartford AARP Balanced Retirement Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.11%	5.33%	4.41%	3.15%
US Fund Moderately Conservative Allocation	Hartford Balanced Income Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.95%	7.55%	6.52%	5.62%
US Fund Large Blend	Hartford Capital Appreciation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	1.10%	18.90%	12.07%	8.73%
US Fund Moderate Allocation	Hartford Checks and Balances Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	0.98%	12.99%	9.04%	7.02%
APP A-25

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Moderately Conservative Allocation	Hartford Conservative Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	1.14%	9.61%	4.28%	2.76%
US Fund Large Value	Hartford Dividend and Growth Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	1.05%	13.72%	13.23%	10.10%
US Fund Large Value	Hartford Equity Income Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	1.06%	6.90%	11.73%	8.86%
US Fund Global Small/Mid Stock	Hartford Global Impact Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.11%	12.92%	10.06%	8.83%
APP A-26

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Moderately Aggressive Allocation	Hartford Growth Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Whitefoord LLP	1.09%	14.95%	8.53%	5.48%
US Fund Large Growth	Hartford Growth Opportunities Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	1.14%	40.56%	14.77%	12.36%
US Fund Health	Hartford Healthcare Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	1.29%	3.76%	10.44%	9.70%
US Fund High Yield Bond	Hartford High Yield Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	0.97%	12.58%	5.05%	3.88%
APP A-27

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Inflation- Protected Bond	Hartford Inflation Plus Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	0.89%	4.73%	3.07%	1.85%
US Fund Foreign Large Blend	Hartford International Equity Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.96%	14.89%	6.65%	3.68%
US Fund Foreign Large Blend	Hartford International Opportunities Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.11%	11.44%	8.11%	3.77%
US Fund Mid-Cap Growth	Hartford Midcap Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	1.16%	14.37%	9.30%	8.36%
APP A-28

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Value	Hartford MidCap Value Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	1.18%	15.75%	12.20%	7.38%
US Fund Moderate Allocation	Hartford Moderate Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	1.07%	12.51%	6.55%	4.23%
US Fund Small Growth	Hartford Small Company Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	1.31%	16.06%	11.08%	7.27%
US Fund Intermediate Core-Plus Bond	Hartford Total Return Bond Fund - Class R4 (Closed to Contracts issued on or about 6/11/2010) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	0.74%	6.60%	1.53%	1.91%
US Fund Large Growth	Invesco American Franchise Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.99%	40.91%	16.07%	11.56%
APP A-29

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Commodities Broad Basket	Invesco Balanced-Risk Commodity Strategy Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.40%	-3.44%	6.80%	-0.06%
US Fund Large Value	Invesco Comstock Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.82%	12.24%	13.41%	8.90%
US Fund Diversified Emerging Mkts	Invesco Developing Markets Fund - Class A (Closed to Contracts issued on or about 4/13/2013) Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.26%	11.17%	2.26%	1.48%
US Fund Mid-Cap Growth	Invesco Discovery Mid Cap Growth Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.04%	12.96%	12.49%	9.41%
US Fund Large Value	Invesco Dividend Income Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.93%	7.02%	8.80%	7.88%
US Fund Moderately Aggressive Allocation	Invesco Equity and Income Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.78%	9.99%	9.61%	6.84%
US Fund Diversified Emerging Mkts	Invesco EQV Emerging Markets All Cap Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.34%	8.81%	4.87%	2.38%
US Fund Foreign Large Growth	Invesco EQV International Equity Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.27%	17.53%	7.95%	3.91%
APP A-30

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Large- Stock Blend	Invesco Global Core Equity Fund - Class A (Closed to Contracts issued on or about 8/1/2011) Adviser: Invesco Advisers, Inc. Subadviser: Invesco Asset Management Ltd	1.23%	21.79%	8.98%	5.35%
US Fund Global Large- Stock Growth	Invesco Global Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.06%	34.03%	11.99%	8.22%
US Fund Global Small/Mid Stock	Invesco Global Opportunities Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.12%	17.34%	4.11%	6.41%
US Fund Global Bond	Invesco Global Strategic Income Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.05%	8.65%	1.20%	1.37%
US Fund Equity Precious Metals	Invesco Gold & Special Minerals Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.06%	6.36%	11.34%	5.35%
US Fund Large Value	Invesco Growth and Income Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.79%	12.56%	11.79%	8.23%
US Fund Intermediate Core Bond	Invesco Intermediate Bond Factor Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.52%	6.28%	1.69%	2.01%
US Fund Global Bond	Invesco International Bond Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.05%	8.25%	0.03%	0.69%
APP A-31

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Growth	Invesco International Diversified Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.27%	15.43%	6.11%	3.74%
US Fund Large Blend	Invesco Main Street All Cap Fund® - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.06%	25.93%	15.28%	9.44%
US Fund Mid-Cap Blend	Invesco Main Street Mid Cap Fund® - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.06%	14.48%	11.71%	7.54%
US Fund Foreign Large Growth	Invesco Oppenheimer International Growth Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.10%	20.76%	8.76%	3.78%
US Fund Real Estate	Invesco Real Estate Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: Invesco Asset Management Ltd	1.24%	8.75%	5.62%	6.37%
US Fund Large Blend	Invesco Rising Dividends Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.99%	17.60%	13.82%	9.16%
US Fund Small Blend	Invesco Small Cap Equity Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.26%	15.96%	12.15%	6.30%
US Fund Small Growth	Invesco Small Cap Growth Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.16%	12.66%	8.73%	7.35%
US Fund Small Value	Invesco Small Cap Value Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.10%	22.91%	20.69%	10.09%
APP A-32

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Value	Invesco Value Opportunities Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.09%	15.15%	16.74%	8.67%
US Fund Moderate Allocation	Janus Henderson Balanced Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	1.07%	14.98%	9.18%	7.56%
US Fund Mid-Cap Growth	Janus Henderson Enterprise Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	1.16%	17.51%	13.16%	11.48%
US Fund Large Growth	Janus Henderson Forty Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	0.98%	39.34%	16.37%	13.16%
US Fund Mid-Cap Value	Janus Henderson Mid Cap Value Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	0.99%	10.92%	9.79%	6.82%
US Fund Foreign Large Blend	Janus Henderson Overseas Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	1.29%	10.52%	10.79%	3.00%
US Fund Intermediate Core Bond	JPMorgan Core Bond Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.75%	5.42%	1.16%	1.69%
APP A-33

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	JPMorgan Large Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.94%	34.28%	20.59%	15.11%
US Fund Small Blend	JPMorgan Small Cap Equity Fund - Class A (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	1.26%	11.61%	10.34%	8.14%
US Fund Small Growth	JPMorgan Small Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	1.24%	13.85%	9.54%	8.35%
US Fund Small Value	JPMorgan Small Cap Value Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	1.19%	12.77%	10.12%	5.93%
APP A-34

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2020	JPMorgan SmartRetirement®2020 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.75%	11.55%	5.15%	4.41%
US Fund Target-Date 2025	JPMorgan SmartRetirement®2025 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.78%	13.03%	6.29%	5.10%
US Fund Target-Date 2030	JPMorgan SmartRetirement®2030 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.79%	15.11%	7.40%	5.75%
US Fund Target-Date 2035	JPMorgan SmartRetirement®2035 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.83%	17.03%	8.84%	6.48%
APP A-35

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2040	JPMorgan SmartRetirement®2040 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.84%	18.44%	9.73%	6.98%
US Fund Target-Date 2045	JPMorgan SmartRetirement®2045 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.85%	19.52%	10.36%	7.28%
US Fund Target-Date 2050	JPMorgan SmartRetirement®2050 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.85%	19.86%	10.39%	7.28%
US Fund Target-Date 2055	JPMorgan SmartRetirement®2055 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.85%	19.85%	10.40%	7.30%
APP A-36

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2060	JPMorgan SmartRetirement®2060 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.84%	19.78%	10.40%	8.58%
US Fund Target-Date Retirement	JPMorgan SmartRetirement® Income Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.69%	11.62%	4.85%	3.83%
US Fund Large Blend	JPMorgan U.S. Equity Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.94%	26.71%	16.84%	12.02%
US Fund Money Market - Taxable	JPMorgan U.S. Government Money Market Fund - Reserve Class Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.69%	4.48%	1.46%	0.88%
US Fund Large Growth	LKCM Aquinas Catholic Equity Fund* Adviser: Luther King Capital Management Corporation Subadviser: N/A	1.00%	14.07%	13.78%	8.72%
APP A-37

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Multisector Bond	Loomis Sayles Bond Fund - Class ADM* Adviser: Loomis, Sayles & Company LP Subadviser: N/A	1.14%	7.50%	1.66%	1.59%
US Fund Large Value	Lord Abbett Affiliated Fund, Inc. - Class A (Closed to Contracts issued on or about 8/1/2012) Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.72%	10.20%	9.50%	7.81%
US Fund Small Growth	Lord Abbett Developing Growth Fund - Class A (Closed to Contracts issued on or about 8/1/2012) Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.94%	8.37%	9.28%	6.82%
US Fund Large Blend	Lord Abbett Dividend Growth Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.92%	15.86%	13.27%	10.19%
US Fund Large Value	Lord Abbett Fundamental Equity Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.96%	12.91%	10.94%	7.58%
US Fund Mid-Cap Growth	Lord Abbett Growth Opportunities Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.96%	10.48%	9.04%	7.24%
US Fund Foreign Large Blend	Lord Abbett International Equity Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.97%	11.45%	7.72%	2.54%
US Fund Intermediate Core-Plus Bond	Lord Abbett Total Return Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.65%	5.93%	1.23%	1.83%
APP A-38

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Blend	Lord Abbett Value Opportunities Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	1.16%	15.94%	10.67%	7.05%
US Fund Large Blend	Massachusetts Investors Trust - Class R3 Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.71%	19.16%	13.73%	10.41%
US Fund Large Growth	MassMutual Blue Chip Growth Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Loomis, Sayles & Company LP; T. Rowe Price Associates, Inc.	1.18%	15.98%	10.67%	7.06%
US Fund Large Growth	MassMutual Disciplined Growth Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Wellington Management Company LLP	1.08%	39.01%	15.96%	12.23%
US Fund Large Value	MassMutual Diversified Value Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Brandywine Global Investment Mgmt, LLC	1.06%	8.94%	11.12%	8.34%
US Fund Large Blend	MassMutual Equity Opportunities Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Wellington Management Company LLP; T. Rowe Price Associates, Inc.	1.20%	10.29%	12.57%	9.91%
APP A-39

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	MassMutual Fundamental Value Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Barrow Hanley Mewhinney & Strauss LLC; Boston Partners Global Investors, Inc	1.13%	11.17%	11.45%	7.83%
US Fund Global Large- Stock Growth	MassMutual Global Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.37%	33.75%	11.59%	7.84%
US Fund Large Growth	MassMutual Growth Opportunities Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Sands Capital Management, LLC ;Jackson Square Partners, LLC	1.30%	47.35%	12.09%	9.69%
US Fund Foreign Large Blend	MassMutual International Equity Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Thompson, Siegel & Walmsley LLC; Wellington Management Company LLP	1.50%	11.15%	9.15%	3.78%
US Fund Large Blend	MassMutual Main Street Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.34%	22.17%	13.08%	9.54%
US Fund Mid-Cap Growth	MassMutual Mid Cap Growth Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.; Frontier Capital Management Company, LLC; T. Rowe Price Investment Management,Inc.	1.11%	19.03%	11.24%	9.85%
APP A-40

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Blend	MassMutual Overseas Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Harris Associates L.P.; Massachusetts Financial Services Company	1.24%	18.40%	9.13%	4.25%
US Fund Target-Date 2020	MassMutual RetireSMART by JPMorgan 2020 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.92%	10.94%	5.29%	4.16%
US Fund Target-Date 2025	MassMutual RetireSMART by JPMorgan 2025 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.92%	12.23%	6.51%	4.92%
US Fund Target-Date 2030	MassMutual RetireSMART by JPMorgan 2030 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.96%	13.89%	7.55%	5.47%
US Fund Target-Date 2035	MassMutual RetireSMART by JPMorgan 2035 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.99%	16.21%	8.58%	5.98%
US Fund Target-Date 2040	MassMutual RetireSMART by JPMorgan 2040 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.99%	17.56%	9.44%	6.36%
APP A-41

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2045	MassMutual RetireSMART by JPMorgan 2045 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.98%	18.48%	10.10%	6.68%
US Fund Target-Date 2050	MassMutual RetireSMART by JPMorgan 2050 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.98%	18.84%	10.13%	6.84%
US Fund Target-Date 2055	MassMutual RetireSMART by JPMorgan 2055 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.97%	18.88%	10.15%	6.88%
US Fund Target-Date 2060	MassMutual RetireSMART by JPMorgan 2060 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.97%	18.75%	10.14%	8.14%
US Fund Target-Date Retirement	MassMutual RetireSMART by JPMorgan in Retirement Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.94%	10.94%	4.92%	3.46%
US Fund Target-Date 2000-2010	MassMutual Select T. Rowe Price Retirement 2005 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.99%	11.26%	5.43%	3.98%
APP A-42

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2000-2010	MassMutual Select T. Rowe Price Retirement 2010 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.99%	11.83%	5.90%	4.29%
US Fund Target-Date 2015	MassMutual Select T. Rowe Price Retirement 2015 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.01%	12.37%	6.43%	4.59%
US Fund Target-Date 2020	MassMutual Select T. Rowe Price Retirement 2020 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.03%	12.94%	7.07%	4.92%
US Fund Target-Date 2025	MassMutual Select T. Rowe Price Retirement 2025 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.05%	13.92%	7.85%	5.37%
US Fund Target-Date 2030	MassMutual Select T. Rowe Price Retirement 2030 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.08%	15.70%	8.65%	5.87%
US Fund Target-Date 2035	MassMutual Select T. Rowe Price Retirement 2035 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.09%	17.56%	9.46%	6.38%
APP A-43

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2040	MassMutual Select T. Rowe Price Retirement 2040 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.10%	18.99%	10.12%	6.81%
US Fund Target-Date 2045	MassMutual Select T. Rowe Price Retirement 2045 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.12%	19.90%	10.58%	7.12%
US Fund Target-Date 2050	MassMutual Select T. Rowe Price Retirement 2050 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.13%	20.18%	10.64%	7.17%
US Fund Target-Date 2055	MassMutual Select T. Rowe Price Retirement 2055 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.14%	20.25%	10.62%	7.15%
US Fund Target-Date 2060	MassMutual Select T. Rowe Price Retirement 2060 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.14%	20.23%	10.62%	7.15%
US Fund Moderately Conservative Allocation	MassMutual Select T. Rowe Price Retirement Balanced Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.99%	10.73%	5.60%	4.09%
APP A-44

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Short-Term Bond	MassMutual Short-Duration Bond Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Barings LLC; Baring International Investment Ltd	0.91%	6.30%	0.67%	1.09%
US Fund Small Growth	MassMutual Small Cap Growth Equity Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Wellington Management Company LLP; Invesco Advisers, Inc.	1.32%	16.45%	12.24%	8.72%
US Fund Small Blend	MassMutual Small Cap Opportunities Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.10%	17.54%	12.61%	8.56%
US Fund Small Value	MassMutual Small Company Value Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: AllianceBernstein L.P.; American Century Investment Management	1.31%	9.92%	9.70%	5.95%
US Fund Intermediate Core-Plus Bond	MassMutual Strategic Bond Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Brandywine Global Investment Mgmt, LLC; Western Asset Management Company, LLC; Western Asset Management CO LTD	1.01%	6.12%	1.23%	2.02%
US Fund Diversified Emerging Mkts	MassMutual Strategic Emerging Markets Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.60%	9.63%	1.72%	0.97%
APP A-45

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	MassMutual Total Return Bond Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Metropolitan West Asset Management, LLC.	0.78%	5.25%	0.88%	1.34%
US Fund Emerging Markets Bond	MFS® Emerging Markets Debt Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.06%	10.10%	2.24%	2.73%
US Fund Intermediate Government	MFS® Government Securities Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.76%	3.95%	0.11%	0.81%
US Fund Large Growth	MFS® Growth Fund - Class R3* (Closed to Contracts issued on or about 8/26/2011) Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.85%	35.79%	15.71%	12.65%
US Fund Foreign Large Growth	MFS® International Growth Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.08%	14.54%	9.18%	6.09%
US Fund Foreign Large Growth	MFS® International Intrinsic Value Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.03%	17.60%	8.47%	6.84%
US Fund Small Growth	MFS® New Discovery Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.29%	13.97%	10.52%	7.23%
US Fund Foreign Large Blend	MFS® Research International Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.04%	13.10%	8.45%	4.04%
APP A-46

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Technology	MFS® Technology Fund - Class R3* (Closed to Contracts issued on or about 5/3/2010) Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.14%	53.89%	17.15%	15.12%
US Fund Intermediate Core-Plus Bond	MFS® Total Return Bond Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.70%	6.95%	1.61%	1.88%
US Fund Moderate Allocation	MFS® Total Return Fund - Class R3 Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.73%	10.29%	8.41%	6.39%
US Fund Utilities	MFS® Utilities Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.02%	-2.22%	8.16%	6.23%
US Fund Large Value	MFS® Value Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.79%	7.92%	11.24%	8.41%
US Fund Large Blend	MM S&P 500® Index Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Northern Trust Investments Inc	0.64%	25.48%	15.00%	11.35%
US Fund Large Blend	Neuberger Berman Sustainable Equity Fund - Class A Adviser: Neuberger Berman Investment Advisers LLC Subadviser: N/A	1.06%	26.53%	13.64%	9.77%
US Fund Small Blend	North Square Spectrum Alpha Fund - Class A Adviser: North Square Investments, LLC Subadviser: NSI Retail Advisors, LLC	2.26%	24.70%	9.77%	6.01%
APP A-47

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Nuveen Dividend Growth Fund - Class A Adviser: Nuveen Fund Advisors, LLC. Subadviser: Nuveen Asset Management, LLC	0.92%	14.79%	13.61%	10.20%
US Fund Foreign Large Value	Nuveen International Value Fund - Class A* Adviser: Nuveen Fund Advisors, LLC. Subadviser: Nuveen Asset Management, LLC	1.15%	20.31%	8.46%	3.51%
US Fund Mid-Cap Growth	Nuveen Mid Cap Growth Opportunities Fund - Class A* Adviser: Nuveen Fund Advisors, LLC. Subadviser: Nuveen Asset Management, LLC	1.17%	19.94%	11.17%	7.62%
US Fund Small Blend	Nuveen Small Cap Select Fund - Class A* Adviser: Nuveen Fund Advisors, LLC. Subadviser: Nuveen Asset Management, LLC	1.24%	17.30%	12.18%	8.05%
US Fund Moderate Allocation	Oakmark Equity and Income Fund - Investor Class Adviser: Harris Associates L.P. Subadviser: N/A	0.86%	17.34%	10.00%	6.70%
US Fund Large Growth	PGIM Jennison Focused Growth Fund - Class A* Adviser: PGIM Investments LLC Subadviser: Jennison Associates LLC	1.05%	52.29%	16.06%	13.00%
US Fund Mid-Cap Growth	PGIM Jennison Mid-Cap Growth Fund, Inc. - Class A Adviser: PGIM Investments LLC Subadviser: Jennison Associates LLC	1.07%	20.18%	14.66%	9.36%
APP A-48

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Natural Resources	PGIM Jennison Natural Resources Fund, Inc. - Class A Adviser: PGIM Investments LLC Subadviser: Jennison Associates LLC	1.27%	-2.18%	14.95%	1.43%
US Fund Inflation- Protected Bond	PIMCO Real Return Fund - Class A Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	1.07%	3.33%	2.87%	1.97%
US Fund Intermediate Core-Plus Bond	PIMCO Total Return ESG Fund - Admin Class Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.86%	5.53%	0.70%	1.37%
US Fund Intermediate Core-Plus Bond	PIMCO Total Return Fund - Class A Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.83%	5.94%	0.97%	1.57%
US Fund Large Value	Pioneer Disciplined Value Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	0.89%	8.10%	11.45%	7.81%
US Fund Large Value	Pioneer Equity Income Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.02%	7.00%	9.32%	8.19%
US Fund Large Blend	Pioneer Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	0.93%	28.32%	16.73%	12.05%
US Fund Large Growth	Pioneer Fundamental Growth Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.02%	32.48%	17.38%	13.00%
APP A-49

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Large- Stock Value	Pioneer Global Sustainable Equity Fund - Class A* (Closed to Contracts issued on or about 5/3/2010) Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.15%	16.24%	13.70%	8.49%
US Fund Mid-Cap Value	Pioneer Mid Cap Value Fund - Class A (Closed to Contracts issued on or about 8/1/2011) Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.19%	12.16%	12.46%	7.35%
US Fund Multisector Bond	Pioneer Strategic Income Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.11%	7.76%	2.61%	2.67%
US Fund High Yield Bond	Putnam High Yield Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	1.05%	11.94%	4.47%	3.59%
US Fund Foreign Small/Mid Blend	Putnam International Capital Opportunities Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: The Putnam Advisory Company, LLC; Putnam Investments Limited	1.58%	15.22%	8.38%	3.75%
US Fund Large Value	Putnam Large Cap Value Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	0.90%	15.40%	14.30%	10.12%
US Fund Small Value	Royce Small-Cap Total Return Fund - Service Class* Adviser: Royce & Associates, LP Subadviser: N/A	1.53%	23.85%	11.36%	7.11%
APP A-50

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Value	Royce Small-Cap Value Fund - Service Class* Adviser: Royce & Associates, LP Subadviser: N/A	1.49%	26.08%	9.96%	5.34%
US Fund Moderate Allocation	Russell LifePoints® Balanced Strategy Fund - Class R4* (Closed to Contracts issued on or about 5/3/2010) Adviser: Russell Investment Management, LLC Subadviser: N/A	1.18%	14.19%	5.26%	4.02%
US Fund Conservative Allocation	Russell LifePoints® Conservative Strategy Fund - Class R4* (Closed to Contracts issued on or about 5/3/2010) Adviser: Russell Investment Management, LLC Subadviser: N/A	0.92%	7.94%	2.06%	2.09%
US Fund Moderately Aggressive Allocation	Russell LifePoints® Equity Growth Strategy Fund - Class R4* (Closed to Contracts issued on or about 5/3/2010) Adviser: Russell Investment Management, LLC Subadviser: N/A	1.17%	19.02%	8.10%	5.47%
US Fund Moderately Aggressive Allocation	Russell LifePoints® Growth Strategy Fund - Class R4* (Closed to Contracts issued on or about 5/3/2010) Adviser: Russell Investment Management, LLC Subadviser: N/A	1.18%	17.42%	7.28%	5.06%
US Fund Moderately Conservative Allocation	Russell LifePoints® Moderate Strategy Fund - Class R4* (Closed to Contracts issued on or about 5/3/2010) Adviser: Russell Investment Management, LLC Subadviser: N/A	1.01%	11.01%	3.15%	2.94%
APP A-51

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	T. Rowe Price Equity Income Fund - Class R Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.23%	9.06%	10.69%	7.38%
US Fund Large Growth	T. Rowe Price Growth Stock Fund - Class R Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.18%	44.52%	12.74%	11.13%
US Fund Foreign Large Value	Templeton Foreign Fund - Class A* Adviser: Templeton Global Advisors Limited Subadviser: N/A	1.10%	19.95%	6.34%	2.27%
US Fund Global Bond	Templeton Global Bond Fund - Class A* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.97%	2.43%	-2.57%	-0.62%
US Fund Global Large- Stock Blend	Templeton Growth Fund, Inc. - Class A Adviser: Templeton Global Advisors Limited Subadviser: Templeton Asset Management Ltd.	1.04%	20.98%	6.40%	3.22%
US Fund Foreign Large Blend	Thornburg International Equity Fund - Class R4* Adviser: Thornburg Investment Management Inc Subadviser: N/A	1.16%	15.70%	10.18%	4.68%
US Fund Mid-Cap Blend	Thornburg Small/Mid Cap Core Fund - Class R4* (Closed to Contracts issued on or about 8/1/2013) Adviser: Thornburg Investment Management Inc Subadviser: N/A	1.21%	13.32%	8.44%	7.52%
US Fund Mid-Cap Growth	Thornburg Small/Mid Cap Growth Fund - Class R4* (Closed to Contracts issued on or about 8/1/2011) Adviser: Thornburg Investment Management Inc Subadviser: N/A	1.36%	19.68%	6.56%	5.24%
APP A-52

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core Bond	TIAA-CREF Bond Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.32%	5.48%	0.72%	1.44%
US Fund Large Blend	TIAA-CREF Equity Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.30%	25.59%	14.84%	11.17%
US Fund Large Growth	TIAA-CREF Large-Cap Growth Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.30%	42.29%	19.14%	14.51%
US Fund Large Value	TIAA-CREF Large-Cap Value Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.30%	11.15%	10.61%	8.09%
US Fund Mid-Cap Blend	Timothy Plan Large/Mid- Cap Value Fund - Class A* Adviser: Timothy Partners Ltd Subadviser: Westwood Management Corp	1.34%	13.20%	12.70%	8.67%
US Fund Global Allocation	UBS Global Allocation Fund - Class A* (Closed to Contracts issued on or about 5/3/2010) Adviser: UBS Asset Management (Americas) Inc Subadviser: N/A	1.31%	9.42%	5.75%	4.16%
US Fund Large Blend	Victory Diversified Stock Fund - Class A (Closed to Contracts issued on or about 8/1/2012) Adviser: Victory Capital Management Inc. Subadviser: N/A	1.07%	24.70%	15.13%	9.49%
APP A-53

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	Victory Munder Mid-Cap Core Growth Fund - Class A Adviser: Victory Capital Management Inc. Subadviser: N/A	1.28%	14.28%	11.30%	7.45%
US Fund Large Blend	Victory Special Value Fund - Class A (Closed to Contracts issued on or about 8/1/2013) Adviser: Victory Capital Management Inc. Subadviser: N/A	1.38%	24.38%	14.72%	8.78%
US Fund Mid-Cap Value	Victory Sycamore Established Value Fund - Class A Adviser: Victory Capital Management Inc. Subadviser: N/A	0.90%	9.95%	14.22%	10.62%
US Fund Small Value	Victory Sycamore Small Company Opportunity Fund - Class A Adviser: Victory Capital Management Inc. Subadviser: N/A	1.25%	11.05%	11.30%	9.09%
US Fund Large Value	Virtus Ceredex Large-Cap Value Equity Fund - Class A Adviser: Virtus Fund Advisers, LLC Subadviser: Ceredex Value Advisors LLC	1.24%	14.57%	10.67%	7.63%
US Fund Mid-Cap Value	Virtus Ceredex Mid-Cap Value Equity Fund - Class A Adviser: Virtus Fund Advisers, LLC Subadviser: Ceredex Value Advisors LLC	1.28%	10.63%	9.80%	7.33%
US Fund Small Blend	Virtus Ceredex Small-Cap Value Equity Fund - Class A Adviser: Virtus Fund Advisers, LLC Subadviser: Ceredex Value Advisors LLC	1.46%	14.30%	8.94%	6.13%
APP A-54

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Virtus NFJ Dividend Value Fund - Class A Adviser: Virtus Investment Advisers, Inc. Subadviser: NFJ Investment Group LLC - Dallas	1.04%	19.14%	9.94%	6.85%
US Fund Foreign Large Value	Virtus NFJ International Value Fund - Class A* Adviser: Virtus Investment Advisers, Inc. Subadviser: NFJ Investment Group LLC - Dallas	1.30%	10.33%	5.39%	0.24%
US Fund Intermediate Core-Plus Bond	Virtus Seix Total Return Bond Fund - Class A Adviser: Virtus Fund Advisers, LLC Subadviser: Seix Investment Advisors	0.70%	4.37%	0.98%	1.55%
*
 Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.
HV-6778
APP A-55

The Statement of Additional Information (“SAI”), which is incorporated by reference into this Prospectus, includes additional information about the Separate Account and the Contract. The SAI is available without charge, upon request. To request copies of the SAI and make other inquiries about your Contracts, call us at 1-844-804-8989. Copies of the SAI and other information are also available on the following website https://plan.empower.com/plancloudws/fundprospectus and by e-mail request to participantservices@empower.com. Reports and other information about the Separate Account and the Contract are available on the Commission’s website at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
C000078454

Statement of Additional Information
Separate Account Eleven
Premier InnovationsSM
HV-6776
Issued by
Talcott Resolution Life Insurance Company
1 American Row, Hartford, CT 06103
This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus. The SAI is available without charge, upon request. To request copies of the SAI and make other inquiries about your Contracts, call us at 1-844-804-8989. Copies of the SAI and other information are also available on the following website https://plan.empower-retirement.com/plancloudws/fundprospectus and by e-mail request to participantservices@empower.com. Reports and other information about the Separate Account and the Contract are available on the Commission’s website at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
Date of Prospectus: May 1, 2024
Date of Statement of Additional Information: May 1, 2024

2

General Information
In order to supplement the description in the Prospectus, the following provides additional information about the Contracts and other matters which may be of interest to you. Terms used in this Statement of Additional Information have the same meanings as are defined in the Prospectus under the “Glossary of Special Terms.”

Talcott Resolution Life Insurance Company
Talcott Resolution Life Insurance Company is a stock life insurance company originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently re-domiciled to Connecticut. Talcott Resolution Life Insurance Company is authorized to do business in all states of the United States and the District of Columbia. In June 2018, the Company changed its name from Hartford Life and Annuity Insurance Company to Talcott Resolution Life and Annuity Insurance Company. Our corporate offices are located at 1 American Row, Hartford, CT 06103.
On January 1, 2013, Talcott Resolution entered into a reinsurance agreement and administrative services agreement with Massachusetts Mutual Life Insurance Company (“MassMutual”) to re-insure the obligations of Talcott Resolution under the Contracts and to provide administration of the Contracts.
On December 20, 2020, MassMutual entered into a reinsurance agreement and subcontractor administrative services agreement with Great-West Life & Annuity Insurance (“Great-West”) to further re-insure the obligations of Talcott Resolution under the Contracts and to provide administration of the Contracts. On September 2, 2022, Great-West Life & Annuity Insurance Company was re-named Empower Annuity and Insurance Company of America (“Empower”).
Empower has primary responsibility for administration of the Contract and the Separate Account. Empower or its affiliates may also provide recordkeeping and other service to the Plan for which they receive compensation from Plan assets.
Talcott Resolution Life Insurance Company is a direct, wholly owned subsidiary of TR Re, Ltd. an approved Class E insurer under the Bermuda Monetary Authority. Our indirect parents are Talcott Resolution Life, Inc., a Delaware corporation and Talcott Holdings, L.P., a Delaware limited partnership. Our ultimate parent is Talcott Financial Group Investments, LLC. (“TFGI”), a Bermuda exempted limited liability company. We are ultimately controlled by A. Michael Muscolino and Alan Waxman.
Financial Condition of Talcott Resolution
We are obligated to pay all amounts promised to you under your Contract. All guarantees under the Contract are subject to our financial strength and claims-paying capabilities. We provide information about our financial strength in reports filed with state insurance departments. You may obtain information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.talcottresolution.com [talcottresolution.com] or visiting the SEC’s website at www.sec.gov [sec.gov]. You may also obtain reports and other financial information about us by contacting your state insurance department.
Non-Principal Risks of Investing in the Contract
Material weaknesses in the Company’s internal controls over financial reporting may increase the risk of financial statement errors.
As previously disclosed, management determined that there was a material weakness in the Company’s controls over the financial accounting and reporting for intercompany reinsurance, which was identified in connection with the restatement of the Company’s audited financial statements for the fiscal year ended December 31, 2022.The restatement corrected an error related to the accounting associated with affiliated reinsurance agreements entered into between the Company and its parent TR Re, Ltd., in which certain of the Company’s liabilities were reinsured to TR Re. During 2023, in the course of management’s continued assessment of internal controls, management has also determined there to be a material weakness in the implementation of control activities designed to reduce risks associated with changes to the Company’s control environment, stemming from significant changes in our business, regulatory requirements, or operations. The Company has taken steps to remediate these matters, including to enhance its processes and procedures related to the appropriate accounting for intercompany reinsurance, and to improve its
3

overall control activities aimed at reducing risks associated with changes to its control environment. The Company believes these changes will remediate the material weaknesses but if the Company's enhancements in internal controls fail to remediate the material weaknesses, or if the Company experiences additional internal control weaknesses, there could be a greater risk that current or future financial statements may not be accurate.

Legal Matters
All matters of applicable state law pertaining to the Contracts, including the Company’s right to issue the Contracts, have been passed upon by the Company’s Chief Compliance Officer. Eversheds Sutherland (USA) LLP of Washington, DC has provided advice on certain matters relating to the federal securities laws.

Services
A. Safekeeping of Separate Account Assets
Talcott Resolution holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Talcott Resolution’s general corporate assets. Records are maintained of all purchases and redemptions of the underlying Fund shares held in each of the Sub-Accounts.

B. Independent Registered Public Accounting Firm
The consolidated financial statements and the related financial statement schedules of Talcott Resolution Life Insurance Company as of December 31, 2023 and 2022 (Successor Company), and for the years ended December 31, 2023 and December 31, 2022 (Successor Company), the period of July 1, 2021 to December 31, 2021 (Successor Company) and the six months ended June 30, 2021 (Predecessor Company), included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports. Such financial statements and financial statement schedules are included in reliance upon the reports of such firm given their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place I, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.
The financial statements and financial highlights for the year or period ended December 31, 2023 of each of the Sub-accounts of Talcott Resolution Life Insurance Company Separate Account Eleven have been included in this Statement of Additional Information in reliance upon the report of Deloitte & Touche LLP, an independent registered public accounting firm, and in reliance upon the report of such firm given their authority as experts in accounting and auditing.
Deloitte & Touche LLP, 1601 Wewatta Street, Suite 400, Denver, Colorado 80202, serves as the Talcott Resolution Life Insurance Company Separate Account Eleven’s independent registered public accounting firm.

C. Principal Underwriter
Effective January 31, 2013, we have entered into a distribution agreement with MML Distributors, LLC (“MMLD”) under which MMLD serves as Principal Underwriter for the Contracts, which are offered on a continuous basis. MMLD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). MMLD is an affiliate of Massachusetts Mutual Life Insurance Company (“MassMutual”), the administrator of the Contracts. The principal business address of MMLD is 1295 State Street, Springfield, MA 01111.
MMLD may, by written notice to us, require that we pay MMLD, underwriting commissions for its services. Currently, we do not pay MMLD underwriting commissions for the Contracts offered through the Separate Account. For 2023, 2022, and 2021, the aggregate dollar amount of underwriting commissions paid to MMLD in its role as principal underwriter was $0.
4

Withholding
Annuity payments and other amounts received under the Contract are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld will vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.
Notwithstanding the recipient's election, withholding may be required with respect to certain payments to be delivered outside the United States. Moreover, special “backup withholding” rules may require the Company to disregard the recipient's election if the recipient fails to supply the Company with a “TIN” or taxpayer identification number (social security number for individuals), or if the Internal Revenue Service notifies the Company that the TIN provided by the recipient is incorrect.
We may be required to withhold at a rate of 30% under the Foreign Account Tax Compliance Act (“FATCA”) on certain distributions to foreign financial institutions and non-financial foreign entities holding accounts on behalf of and/or the assets of U.S. persons unless the foreign entities provide us with certain certifications regarding their status under FATCA on the applicable IRS forms. Prospective purchasers with accounts in foreign financial institutions or non-financial foreign entities are advised to consult with a competent tax advisor regarding the application of FATCA to their purchase situation.

Financial Statements
The financial statements for Talcott Resolution Life Insurance Company Separate Account Eleven and the statutory financial statements and supplemental information of Talcott Resolution Life Insurance Company as of December 31, 2023 and for the period then ended, are included herein.
5

Statement of Additional Information
Separate Account Eleven
Hartford 403(b) Cornerstone Innovations
HV-6777
Issued by
Talcott Resolution Life Insurance Company
1 American Row, Hartford, CT 06103
This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus. The SAI is available without charge, upon request. To request copies of the SAI and make other inquiries about your Contracts, call us at 1-844-804-8989. Copies of the SAI and other information are also available on the following website https://plan.empower-retirement.com/plancloudws/fundprospectus and by e-mail request to participantservices@empower.com. Reports and other information about the Separate Account and the Contract are available on the Commission’s website at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
Date of Prospectus: May 1, 2024
Date of Statement of Additional Information: May 1, 2024

2

General Information
In order to supplement the description in the Prospectus, the following provides additional information about the Contracts and other matters which may be of interest to you. Terms used in this Statement of Additional Information have the same meanings as are defined in the Prospectus under the “Glossary of Special Terms.”

Talcott Resolution Life Insurance Company
Talcott Resolution Life Insurance Company is a stock life insurance company originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently re-domiciled to Connecticut. Talcott Resolution Life Insurance Company is authorized to do business in all states of the United States and the District of Columbia. In June 2018, the Company changed its name from Hartford Life and Annuity Insurance Company to Talcott Resolution Life and Annuity Insurance Company. Our corporate offices are located at 1 American Row, Hartford, CT 06103.
On January 1, 2013, Talcott Resolution entered into a reinsurance agreement and administrative services agreement with Massachusetts Mutual Life Insurance Company (“MassMutual”) to re-insure the obligations of Talcott Resolution under the Contracts and to provide administration of the Contracts.
On December 20, 2020, MassMutual entered into a reinsurance agreement and subcontractor administrative services agreement with Great-West Life & Annuity Insurance (“Great-West”) to further re-insure the obligations of Talcott Resolution under the Contracts and to provide administration of the Contracts. On September 2, 2022, Great-West Life & Annuity Insurance Company was re-named Empower Annuity and Insurance Company of America (“Empower”).
Empower has primary responsibility for administration of the Contract and the Separate Account. Empower or its affiliates may also provide recordkeeping and other service to the Plan for which they receive compensation from Plan assets.
Talcott Resolution Life Insurance Company is a direct, wholly owned subsidiary of TR Re, Ltd. an approved Class E insurer under the Bermuda Monetary Authority. Our indirect parents are Talcott Resolution Life, Inc., a Delaware corporation and Talcott Holdings, L.P., a Delaware limited partnership. Our ultimate parent is Talcott Financial Group Investments, LLC. (“TFGI”), a Bermuda exempted limited liability company. We are ultimately controlled by A. Michael Muscolino and Alan Waxman.
Financial Condition of Talcott Resolution
We are obligated to pay all amounts promised to you under your Contract. All guarantees under the Contract are subject to our financial strength and claims-paying capabilities. We provide information about our financial strength in reports filed with state insurance departments. You may obtain information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.talcottresolution.com [talcottresolution.com] or visiting the SEC’s website at www.sec.gov [sec.gov]. You may also obtain reports and other financial information about us by contacting your state insurance department.
Non-Principal Risks of Investing in the Contract
Material weaknesses in the Company’s internal controls over financial reporting may increase the risk of financial statement errors.
As previously disclosed, management determined that there was a material weakness in the Company’s controls over the financial accounting and reporting for intercompany reinsurance, which was identified in connection with the restatement of the Company’s audited financial statements for the fiscal year ended December 31, 2022.The restatement corrected an error related to the accounting associated with affiliated reinsurance agreements entered into between the Company and its parent TR Re, Ltd., in which certain of the Company’s liabilities were reinsured to TR Re. During 2023, in the course of management’s continued assessment of internal controls, management has also determined there to be a material weakness in the implementation of control activities designed to reduce risks associated with changes to the Company’s control environment, stemming from significant changes in our business, regulatory requirements, or operations. The Company has taken steps to remediate these matters, including to enhance its processes and procedures related to the appropriate accounting for intercompany reinsurance, and to improve its
3

overall control activities aimed at reducing risks associated with changes to its control environment. The Company believes these changes will remediate the material weaknesses but if the Company's enhancements in internal controls fail to remediate the material weaknesses, or if the Company experiences additional internal control weaknesses, there could be a greater risk that current or future financial statements may not be accurate.

Legal Matters
All matters of applicable state law pertaining to the Contracts, including the Company’s right to issue the Contracts, have been passed upon by the Company’s Chief Compliance Officer. Eversheds Sutherland (USA) LLP of Washington, DC has provided advice on certain matters relating to the federal securities laws.

Services
A. Safekeeping of Separate Account Assets
Talcott Resolution holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Talcott Resolution’s general corporate assets. Records are maintained of all purchases and redemptions of the underlying Fund shares held in each of the Sub-Accounts.

B. Independent Registered Public Accounting Firm
The consolidated financial statements and the related financial statement schedules of Talcott Resolution Life Insurance Company as of December 31, 2023 and 2022 (Successor Company), and for the years ended December 31, 2023 and December 31, 2022 (Successor Company), the period of July 1, 2021 to December 31, 2021 (Successor Company) and the six months ended June 30, 2021 (Predecessor Company), included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports. Such financial statements and financial statement schedules are included in reliance upon the reports of such firm given their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place I, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.
The financial statements and financial highlights for the year or period ended December 31, 2023 of each of the Sub-accounts of Talcott Resolution Life Insurance Company Separate Account Eleven have been included in this Statement of Additional Information in reliance upon the report of Deloitte & Touche LLP, an independent registered public accounting firm, and in reliance upon the report of such firm given their authority as experts in accounting and auditing.
Deloitte & Touche LLP, 1601 Wewatta Street, Suite 400, Denver, Colorado 80202, serves as the Talcott Resolution Life Insurance Company Separate Account Eleven’s independent registered public accounting firm.

C. Principal Underwriter
Effective January 31, 2013, we have entered into a distribution agreement with MML Distributors, LLC (“MMLD”) under which MMLD serves as Principal Underwriter for the Contracts, which are offered on a continuous basis. MMLD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). MMLD is an affiliate of Massachusetts Mutual Life Insurance Company (“MassMutual”), the administrator of the Contracts. The principal business address of MMLD is 1295 State Street, Springfield, MA 01111.
MMLD may, by written notice to us, require that we pay MMLD, underwriting commissions for its services. Currently, we do not pay MMLD underwriting commissions for the Contracts offered through the Separate Account. For 2023, 2022, and 2021, the aggregate dollar amount of underwriting commissions paid to MMLD in its role as principal underwriter was $0.
4

Withholding
Annuity payments and other amounts received under the Contract are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld will vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.
Notwithstanding the recipient's election, withholding may be required with respect to certain payments to be delivered outside the United States. Moreover, special “backup withholding” rules may require the Company to disregard the recipient's election if the recipient fails to supply the Company with a “TIN” or taxpayer identification number (social security number for individuals), or if the Internal Revenue Service notifies the Company that the TIN provided by the recipient is incorrect.
We may be required to withhold at a rate of 30% under the Foreign Account Tax Compliance Act (“FATCA”) on certain distributions to foreign financial institutions and non-financial foreign entities holding accounts on behalf of and/or the assets of U.S. persons unless the foreign entities provide us with certain certifications regarding their status under FATCA on the applicable IRS forms. Prospective purchasers with accounts in foreign financial institutions or non-financial foreign entities are advised to consult with a competent tax advisor regarding the application of FATCA to their purchase situation.

5

Financial Statements
The financial statements for Talcott Resolution Life Insurance Company Separate Account Eleven and the statutory financial statements and supplemental information of Talcott Resolution Life Insurance Company as of December 31, 2023 and for the period then ended, are included herein.
6

Statement of Additional Information
Separate Account Eleven
Premier InnovationsSM (Series II)
HV-6778
Issued by
Talcott Resolution Life Insurance Company
1 American Row, Hartford, CT 06103
This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus. The SAI is available without charge, upon request. To request copies of the SAI and make other inquiries about your Contracts, call us at 1-844-804-8989. Copies of the SAI and other information are also available on the following website https://plan.empower-retirement.com/plancloudws/fundprospectus and by e-mail request to participantservices@empower.com. Reports and other information about the Separate Account and the Contract are available on the Commission’s website at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
Date of Prospectus: May 1, 2024
Date of Statement of Additional Information: May 1, 2024

2

General Information
In order to supplement the description in the Prospectus, the following provides additional information about the Contracts and other matters which may be of interest to you. Terms used in this Statement of Additional Information have the same meanings as are defined in the Prospectus under the “Glossary of Special Terms.”

Talcott Resolution Life Insurance Company
Talcott Resolution Life Insurance Company is a stock life insurance company originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently re-domiciled to Connecticut. Talcott Resolution Life Insurance Company is authorized to do business in all states of the United States and the District of Columbia. In June 2018, the Company changed its name from Hartford Life and Annuity Insurance Company to Talcott Resolution Life and Annuity Insurance Company. Our corporate offices are located at 1 American Row, Hartford, CT 06103.
On January 1, 2013, Talcott Resolution entered into a reinsurance agreement and administrative services agreement with Massachusetts Mutual Life Insurance Company (“MassMutual”) to re-insure the obligations of Talcott Resolution under the Contracts and to provide administration of the Contracts.
On December 20, 2020, MassMutual entered into a reinsurance agreement and subcontractor administrative services agreement with Great-West Life & Annuity Insurance (“Great-West”) to further re-insure the obligations of Talcott Resolution under the Contracts and to provide administration of the Contracts. On September 2, 2022, Great-West Life & Annuity Insurance Company was re-named Empower Annuity and Insurance Company of America (“Empower”).
Empower has primary responsibility for administration of the Contract and the Separate Account. Empower or its affiliates may also provide recordkeeping and other service to the Plan for which they receive compensation from Plan assets.
Talcott Resolution Life Insurance Company is a direct, wholly owned subsidiary of TR Re, Ltd. an approved Class E insurer under the Bermuda Monetary Authority. Our indirect parents are Talcott Resolution Life, Inc., a Delaware corporation and Talcott Holdings, L.P., a Delaware limited partnership. Our ultimate parent is Talcott Financial Group Investments, LLC. (“TFGI”), a Bermuda exempted limited liability company. We are ultimately controlled by A. Michael Muscolino and Alan Waxman.
Financial Condition of Talcott Resolution
We are obligated to pay all amounts promised to you under your Contract. All guarantees under the Contract are subject to our financial strength and claims-paying capabilities. We provide information about our financial strength in reports filed with state insurance departments. You may obtain information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.talcottresolution.com [talcottresolution.com] or visiting the SEC’s website at www.sec.gov [sec.gov]. You may also obtain reports and other financial information about us by contacting your state insurance department.
Non-Principal Risks of Investing in the Contract
Material weaknesses in the Company’s internal controls over financial reporting may increase the risk of financial statement errors.
As previously disclosed, management determined that there was a material weakness in the Company’s controls over the financial accounting and reporting for intercompany reinsurance, which was identified in connection with the restatement of the Company’s audited financial statements for the fiscal year ended December 31, 2022.The restatement corrected an error related to the accounting associated with affiliated reinsurance agreements entered into between the Company and its parent TR Re, Ltd., in which certain of the Company’s liabilities were reinsured to TR Re. During 2023, in the course of management’s continued assessment of internal controls, management has also determined there to be a material weakness in the implementation of control activities designed to reduce risks associated with changes to the Company’s control environment, stemming from significant changes in our business, regulatory requirements, or operations. The Company has taken steps to remediate these matters, including to enhance its processes and procedures related to the appropriate accounting for intercompany reinsurance, and to improve its
3

overall control activities aimed at reducing risks associated with changes to its control environment. The Company believes these changes will remediate the material weaknesses but if the Company's enhancements in internal controls fail to remediate the material weaknesses, or if the Company experiences additional internal control weaknesses, there could be a greater risk that current or future financial statements may not be accurate.

Legal Matters
All matters of applicable state law pertaining to the Contracts, including the Company’s right to issue the Contracts, have been passed upon by the Company’s Chief Compliance Officer. Eversheds Sutherland (USA) LLP of Washington, DC has provided advice on certain matters relating to the federal securities laws.

Services
A. Safekeeping of Separate Account Assets
Talcott Resolution holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Talcott Resolution’s general corporate assets. Records are maintained of all purchases and redemptions of the underlying Fund shares held in each of the Sub-Accounts.

B. Independent Registered Public Accounting Firm
The consolidated financial statements and the related financial statement schedules of Talcott Resolution Life Insurance Company as of December 31, 2023 and 2022 (Successor Company), and for the years ended December 31, 2023 and December 31, 2022 (Successor Company), the period of July 1, 2021 to December 31, 2021 (Successor Company) and the six months ended June 30, 2021 (Predecessor Company), included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports. Such financial statements and financial statement schedules are included in reliance upon the reports of such firm given their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place I, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.
The financial statements and financial highlights for the year or period ended December 31, 2023 of each of the Sub-accounts of Talcott Resolution Life Insurance Company Separate Account Eleven have been included in this Statement of Additional Information in reliance upon the report of Deloitte & Touche LLP, an independent registered public accounting firm, and in reliance upon the report of such firm given their authority as experts in accounting and auditing.
Deloitte & Touche LLP, 1601 Wewatta Street, Suite 400, Denver, Colorado 80202, serves as the Talcott Resolution Life Insurance Company Separate Account Eleven’s independent registered public accounting firm.

C. Principal Underwriter
Effective January 31, 2013, we have entered into a distribution agreement with MML Distributors, LLC (“MMLD”) under which MMLD serves as Principal Underwriter for the Contracts, which are offered on a continuous basis. MMLD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). MMLD is an affiliate of Massachusetts Mutual Life Insurance Company (“MassMutual”), the administrator of the Contracts. The principal business address of MMLD is 1295 State Street, Springfield, MA 01111.
MMLD may, by written notice to us, require that we pay MMLD, underwriting commissions for its services. Currently, we do not pay MMLD underwriting commissions for the Contracts offered through the Separate Account. For 2023, 2022, and 2021, the aggregate dollar amount of underwriting commissions paid to MMLD in its role as principal underwriter was $0.
4

Withholding
Annuity payments and other amounts received under the Contract are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld will vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.
Notwithstanding the recipient's election, withholding may be required with respect to certain payments to be delivered outside the United States. Moreover, special “backup withholding” rules may require the Company to disregard the recipient's election if the recipient fails to supply the Company with a “TIN” or taxpayer identification number (social security number for individuals), or if the Internal Revenue Service notifies the Company that the TIN provided by the recipient is incorrect.
We may be required to withhold at a rate of 30% under the Foreign Account Tax Compliance Act (“FATCA”) on certain distributions to foreign financial institutions and non-financial foreign entities holding accounts on behalf of and/or the assets of U.S. persons unless the foreign entities provide us with certain certifications regarding their status under FATCA on the applicable IRS forms. Prospective purchasers with accounts in foreign financial institutions or non-financial foreign entities are advised to consult with a competent tax advisor regarding the application of FATCA to their purchase situation.

5

Financial Statements
The financial statements for Talcott Resolution Life Insurance Company Separate Account Eleven and the statutory financial statements and supplemental information of Talcott Resolution Life Insurance Company as of December 31, 2023 and for the period then ended, are included herein.
6

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of Talcott Resolution Life Insurance Company Separate Account Eleven and the Board of Directors of Empower Annuity Insurance Company of America & Empower Life & Annuity Insurance Company of New York

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts listed in Appendix A of Talcott Resolution Life Insurance Company Separate Account Eleven (the “Separate Account”) as of December 31, 2023, the related statements of operations and changes in net assets for the periods indicated in Appendix A, and the related notes, which include the financial highlights (collectively, the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the sub-accounts constituting the Separate Account as of December 31, 2023, and the results of their operations and the changes in their net assets for each of the periods indicated in Appendix A, in conformity with accounting principles generally accepted in the United States of America. The financial highlights for each of the three years in the period ended December 31, 2021 were audited by other auditors, whose report, dated April 21, 2022, expressed an unqualified opinion on such financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on the Separate Account’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

April 17, 2024

We have served as the auditor of one or more separate accounts sponsored by Talcott Resolution Life Insurance Company since 2022.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN

APPENDIX A

Sub-Account	Statement of assets and liabilities	Statement of operations	Statements of changes in net assets
American Century Equity Income Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
American Century Growth Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
American Century Ultra® Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
American Century VP Balanced Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
American Century Small Company Fund	N/A	For the period from January 1, 2023 to October 19, 2023	For the period from January 1, 2023 to October 19, 2023 and for the year ended December 31, 2022
American Century Small Cap Value Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
American Century Focused Large Cap Value Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
American Century Inflation-Adjusted Bond Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
American Century Equity Growth Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
American Century VP Disciplined Core Value Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
American Century VP Ultra Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
American Century VP Value Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
American Century Mid Cap Value Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Invesco V.I. Small Cap Equity Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Invesco V.I. Diversified Dividend Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Invesco EQV European Equity Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Invesco EQV International Equity Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Invesco Small Cap Growth Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Invesco Real Estate Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Invesco Small Cap Equity Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Invesco EQV Emerging Markets All Cap Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
American Century Diversified Bond Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Domini Impact Equity Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
AB Global Bond Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
AB Global Risk Allocation Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
AB Relative Value Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
AB Sustainable International Thematic Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
AB International Value Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
AB Growth Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
AB Discovery Growth Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
AB Discovery Value Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
AB Value Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
AB High Income Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
American Funds AMCAP Fund®	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
American Funds American Balanced Fund®	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
American Funds Capital Income Builder®	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
American Funds EuroPacific Growth Fund®	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
American Funds Fundamental Investors Fund®	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
American Funds New Perspective Fund®	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
American Funds The Bond Fund of America®	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
American Funds The Growth Fund of America®	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
American Funds The Income Fund of America®	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
American Funds The Investment Company of America®	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
American Funds The New Economy Fund®	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
American Funds Washington Mutual Investors Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
American Funds American Mutual Fund®	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
American Funds Capital World Growth and Income Fund®	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
American Funds SMALLCAP World Fund®	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
American Funds New World Fund®	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Ariel Appreciation Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Ariel Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Artisan Mid Cap Value Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Ave Maria Rising Dividend Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Ave Maria Value Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Ave Maria Growth Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
BlackRock LifePath® Dynamic 2030 Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
BlackRock LifePath® Dynamic 2040 Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
BlackRock LifePath® Dynamic Retirement Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
BlackRock LifePath® Dynamic 2050 Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
BlackRock LifePath® Dynamic 2025 Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
BlackRock LifePath® Dynamic 2035 Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
BlackRock LifePath® Dynamic 2045 Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
BlackRock LifePath® Dynamic 2055 Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023

Baron Small Cap Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
BlackRock Impact Mortgage Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
BlackRock Equity Dividend Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
BlackRock Capital Appreciation Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
BlackRock Advantage Large Cap Growth Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Calvert VP SRI Balanced Portfolio	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Calvert Equity Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Calvert Bond Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Calvert Income Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Columbia Contrarian Core Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Columbia Small Cap Value I Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Columbia Select Mid Cap Value Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Columbia Acorn Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
CRM Mid Cap Value Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Calamos International Growth Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Davis Financial Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Davis New York Venture Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Davis Opportunity Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Delaware Diversified Income Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Delaware Extended Duration Bond Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Dreyfus Bond Market Index Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
BNY Mellon Variable Investment Fund Appreciation Portfolio	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
BNY Mellon International Stock Index Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
BNY Mellon MidCap Index Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
BNY Mellon Small Cap Stock Index Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
BNY Mellon Sustainable U.S. Equity Portfolio	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
BNY Mellon S&P 500 Index Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Eaton Vance Large-Cap Value Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Eaton Vance Dividend Builder Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Eaton Vance Worldwide Health Sciences Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Eaton Vance Income Fund of Boston	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Eaton Vance Balanced Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Eaton Vance Atlanta Capital SMID-Cap Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Allspring Asset Allocation Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Allspring Emerging Markets Equity Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Allspring Utility & Telecommunications Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Alger Capital Appreciation Institutional Portfolio	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Alger Mid Cap Growth Institutional Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Alger Small Cap Growth Institutional Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Nuveen Mid Cap Growth Opportunities Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Nuveen Small Cap Select Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Fidelity Advisor Equity Growth Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Fidelity Advisor Value Strategies Fund	N/A	N/A	For the period January 1, 2022 to September 28, 2022
Fidelity Advisor Leveraged Company Stock Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Federated Hermes Equity Income Fund, Inc.	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Federated Hermes Fund for U.S. Government Securities	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Federated Hermes MDT Mid Cap Growth Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Federated Hermes Sustainable High Yield Bond Fund, Inc.	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Federated Hermes Kaufmann Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Federated Hermes Short-Term Income Fund	N/A	N/A	For the period January 1, 2022 to September 28, 2022
Federated Hermes Global Allocation Fund	December 31, 2023	For the year ended December 31, 2023	For the year ended December 31, 2023 and for the period October 24, 2022 to December 31, 2022
Federated Hermes Total Return Bond Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Federated Hermes Clover Small Value Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Federated Hermes International Leaders Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Fidelity® VIP Growth Opportunities Portfolio	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Fidelity® VIP Overseas Portfolio	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Fidelity® VIP Value Strategies Portfolio	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Fidelity® VIP Balanced Portfolio	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Fidelity® VIP Growth & Income Portfolio	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Fidelity® VIP Freedom 2020 Portfolio	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Fidelity® VIP Freedom 2030 Portfolio	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Fidelity® VIP Freedom 2015 Portfolio	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Fidelity® VIP Freedom 2025 Portfolio	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Fidelity Advisor® Stock Selector All Cap Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Templeton Developing Markets Trust	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Franklin High Income Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Franklin Strategic Income Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Templeton Global Bond Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023

Franklin U.S. Government Securities Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Franklin Small Cap Value Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Franklin Mutual Global Discovery Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Templeton Growth Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Franklin Income Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Franklin Growth Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Franklin Total Return Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Franklin Mutual U.S. Mid Cap Value Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Franklin Mutual Beacon Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Franklin Mutual Shares Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Franklin Small-Mid Cap Growth Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Franklin Conservative Allocation Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Franklin Growth Allocation Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Franklin Moderate Allocation Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Templeton Foreign Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Goldman Sachs Income Builder Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Goldman Sachs Large Cap Core Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Goldman Sachs Core Fixed Income Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Goldman Sachs U.S. Equity Insights Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Goldman Sachs Government Income Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Goldman Sachs Equity Income Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Goldman Sachs Mid Cap Growth Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Goldman Sachs Focused International Equity Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Goldman Sachs Mid Cap Value Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Goldman Sachs Small Cap Value Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Goldman Sachs Strategic Growth Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Goldman Sachs High Yield Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Goldman Sachs Large Cap Value Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Goldman Sachs Small/Mid Cap Growth Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Goldman Sachs Satellite Strategies Portfolio	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Hartford Balanced HLS Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Hartford Total Return Bond HLS Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Hartford Capital Appreciation HLS Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Hartford Dividend and Growth HLS Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
The Hartford Healthcare HLS Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Hartford Disciplined Equity HLS Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Hartford International Opportunities HLS Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Hartford MidCap HLS Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Hartford Ultrashort Bond HLS Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Hartford Small Company HLS Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Hartford Small Cap Growth HLS Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Hartford Stock HLS Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
The Hartford Checks and Balances Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
The Hartford High Yield	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
The Hartford Dividend and Growth Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
The Hartford International Opportunities Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
The Hartford MidCap Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
The Hartford Small Company Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
The Hartford Total Return Bond Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
The Hartford Healthcare Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
The Hartford Growth Opportunities Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Hartford Quality Value Fund	N/A	For the period from January 1, 2023 to October 5, 2023	For the period from January 1, 2023 to October 5, 2023 and for the year ended December 31, 2022
Hartford Moderate Allocation Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
The Hartford Conservative Allocation Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
The Hartford Capital Appreciation Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
The Hartford Growth Allocation Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
The Hartford Inflation Plus Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
The Hartford Equity Income Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
The Hartford Balanced Income Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
The Hartford MidCap Value Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Hotchkis and Wiley Large Cap Value Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Invesco V.I. Technology Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Invesco Technology Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Delaware Ivy Natural Resources Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Delaware Ivy Large Cap Growth Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Delaware Ivy Science and Technology Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Delaware Ivy Asset Strategy Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Janus Henderson Forty Portfolio	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023

Janus Henderson Global Research Portfolio	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Janus Henderson Enterprise Portfolio	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Janus Henderson Balanced Portfolio	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Janus Henderson Overseas Portfolio	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Janus Henderson Flexible Bond Fund	N/A	N/A	For the period January 1, 2022 to August 30, 2022
Janus Henderson Forty Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Janus Henderson Balanced Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Janus Henderson Enterprise Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Janus Henderson Overseas Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Janus Henderson Global Research Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Janus Henderson Mid Cap Value Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
PGIM Jennison Natural Resources Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
PGIM Jennison Mid-Cap Growth Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
MassMutual High Yield Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
JPMorgan Large Cap Growth Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
JPMorgan Core Bond Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
JPMorgan Small Cap Equity Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
JPMorgan Small Cap Growth Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
JPMorgan Small Cap Value Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
JPMorgan U.S. Equity Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
JPMorgan SmartRetirement 2020 Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
JPMorgan SmartRetirement 2025 Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
JPMorgan SmartRetirement 2030 Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
JPMorgan SmartRetirement 2035 Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
JPMorgan SmartRetirement 2040 Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
JPMorgan SmartRetirement 2045 Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
JPMorgan SmartRetirement 2050 Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
JPMorgan SmartRetirement Income Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
JPMorgan SmartRetirement 2055 Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Loomis Sayles Bond Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
LKCM Aquinas Catholic Equity Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Lord Abbett Affiliated Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Lord Abbett Fundamental Equity Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Lord Abbett Bond Debenture Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Lord Abbett Growth Opportunities Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Lord Abbett Dividend Growth Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Lord Abbett Total Return Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Lord Abbett Developing Growth Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Lord Abbett International Equity Inv Opt	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Lord Abbett Value Opportunities Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Clearbridge Value Trust	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
BMO Mid-Cap Value Fund	N/A	N/A	For the period January 1, 2022 to January 21, 2022
MFS® Emerging Markets Debt Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Massachusetts Investors Growth Stock Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
MFS High Income Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
MFS International New Discovery Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
MFS Mid Cap Growth Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
MFS New Discovery Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
MFS Research International Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
MFS Total Return Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
MFS Utilities Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
MFS Value Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
MFS Total Return Bond Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
MFS Massachusetts Investors Trust	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
MFS International Growth Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
MFS Core Equity Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
MFS Government Securities Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
MFS International Intrinsic Value Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
MFS Technology Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
MFS Utilities Series	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
MFS Growth Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
MFS High Yield Portfolio	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
BlackRock Global Allocation Fund, Inc.	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
BlackRock Advantage Large Cap Core Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
BlackRock Advantage U.S. Total Market Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
BlackRock Mid-Cap Value Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
BlackRock International Dividend Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
BlackRock Mid Cap Growth Equity Portfolio	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023

Victory Munder Mid-Cap Core Growth Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
MassMutual 80/20 Allocation Fund	December 31, 2023	For the period from August 25, 2023 to December 31, 2023	For the period from August 25, 2023 to December 31, 2023
Neuberger Berman Sustainable Equity Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Nuveen International Value Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
The Oakmark International Small Cap Fund	N/A	N/A	For the period January 1, 2022 to September 28, 2022
The Oakmark Equity and Income Fund	N/A	N/A	For the period January 1, 2022 to May 2, 2022
Invesco Capital Appreciation Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Invesco V.I. Global Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Invesco Global Opportunities Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Invesco Oppenheimer International Growth Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Invesco Main Street Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Invesco Global Strategic Income Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Invesco Main Street Mid Cap Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Invesco Developing Markets Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Invesco International Bond Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Invesco Main Street All Cap Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Invesco Gold & Special Minerals Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Invesco International Diversified Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Invesco Rising Dividends Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Putnam Focused International Equity Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Putnam VT High Yield Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Putnam VT Emerging Markets Equity Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Putnam VT Sustainable Leaders Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Putnam VT Small Cap Value Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Pioneer Disciplined Value Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Pioneer Equity Income Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Pioneer Fundamental Growth Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Virtus NFJ International Value Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Virtus NFJ Small-Cap Value Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Virtus NFJ Dividend Value Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
PIMCO Total Return Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
PIMCO Emerging Markets Bond Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
PIMCO Real Return Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Pioneer Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Pioneer High Yield Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Pioneer Strategic Income Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Pioneer Mid Cap Value Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Pioneer Select Mid Cap Growth Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
PIMCO Total Return ESG Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Putnam Large Cap Value Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Putnam High Yield Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Putnam International Equity Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Putnam Sustainable Leaders Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Putnam International Capital Opportunities Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Putnam Small Cap Growth Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Royce Small-Cap Total Return Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Royce Smaller-Companies Growth Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Royce Small-Cap Value Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Columbia Large Cap Value Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Virtus Ceredex Small-Cap Value Equity Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Virtus Ceredex Mid-Cap Value Equity Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Virtus Ceredex Large-Cap Value Equity Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
DWS RREEF Real Estate Securities Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
DWS CROCI Equity Dividend Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
DWS Capital Growth Fund	N/A	N/A	For the period January 1, 2022 to April 26, 2022
DWS Enhanced Emerging Markets Fixed Income	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
SSgA S&P 500 Index Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
DWS Core Equity VIP	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
DWS International Growth Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
MassMutual Overseas Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
MassMutual Total Return Bond Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
MassMutual Blue Chip Growth Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
MassMutual Mid Cap Growth Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
MassMutual Strategic Bond Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
ClearBridge Appreciation Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
ClearBridge Aggressive Growth Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
ClearBridge All Cap Value Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
ClearBridge Mid Cap Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023

ClearBridge Small Cap Growth Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Thornburg International Equity Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Thornburg Small Mid Cap Core Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Thornburg Small Mid Cap Growth Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Timothy Plan Large/Mid Cap Value Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
T. Rowe Price Growth Stock Fund, Inc.	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
T. Rowe Price Equity Income Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
T. Rowe Price Retirement 2010 Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
T. Rowe Price Retirement 2020 Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
T. Rowe Price Retirement 2030 Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
T. Rowe Price Retirement 2040 Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
T. Rowe Price Retirement 2050 Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
T. Rowe Price Retirement Balanced Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
T. Rowe Price Retirement 2025 Fund	N/A	For the period from May 15, 2023 to June 6, 2023	For the period from May 15, 2023 to June 6, 2023
T. Rowe Price Retirement 2035 Fund	December 31, 2023	For the period from May 15, 2023 to December 31, 2023	For the period from May 15, 2023 to December 31, 2023
T. Rowe Price Retirement 2045 Fund	December 31, 2023	For the year ended December 31, 2023	For the year ended December 31, 2023 and for the period January 19, 2022 to December 31, 2022
T. Rowe Price Retirement 2055 Fund	December 31, 2023	For the period from May 15, 2023 to December 31, 2023	For the period from May 15, 2023 to December 31, 2023
UBS Global Allocation Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Vanguard Small-Cap Index Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Vanguard Mid-Cap Index Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Vanguard Total Bond Market Index Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Victory Diversified Stock Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Victory Special Value Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Victory Sycamore Small Company Opportunity Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Victory Sycamore Established Value Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Invesco Comstock Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Invesco Equity and Income Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Invesco Growth and Income Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Invesco Quality Income Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Invesco Small Cap Value Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Invesco American Value Fund	N/A	For the period from January 1, 2023 to February 10, 2023	For the period from January 1, 2023 to February 10, 2023 and for the year ended December 31, 2022
Invesco Value Opportunities Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Invesco Diversified Dividend Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Invesco American Franchise Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Invesco Global Core Equity Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Vanguard 500 Index Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Allspring International Equity Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Allspring Core Bond Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Columbia Seligman Technology and Information Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Columbia Seligman Global Technology Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Columbia Select Small Cap Value Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
TIAA-CREF Large Cap Value Index Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
TIAA-CREF Large Cap Growth Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
TIAA-CREF Bond Index Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
TIAA-CREF Equity Index Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
MassMutual Equity Opportunities Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
MM MSCI EAFE® International Index Fund	N/A	N/A	For the period January 1, 2022 to June 27, 2022
MassMutual RetireSMARTSM by JPMorgan 2020 Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
MassMutual RetireSMARTSM by JPMorgan 2025 Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
MassMutual RetireSMARTSM by JPMorgan 2030 Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
MassMutual RetireSMARTSM by JPMorgan 2035 Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
MassMutual RetireSMARTSM by JPMorgan 2040 Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
MassMutual RetireSMARTSM by JPMorgan 2045 Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
MassMutual RetireSMARTSM by JPMorgan 2050 Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
MassMutual RetireSMARTSM by JPMorgan In Retirement Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
MassMutual RetireSMARTSM by JPMorgan 2055 Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
American Century Heritage Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
ClearBridge Small Cap Value Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
North Square Spectrum Alpha Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Invesco Intermediate Bond Factor Fund	N/A	For the period from January 1, 2023 to August 31, 2023	For the period from January 1, 2023 to August 31, 2023 and for the year ended December 31, 2022
MassMutual Strategic Emerging Markets Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
MassMutual International Equity Fund	December 31, 2023	For the period from October 11, 2023 to December 31, 2023	For the period from October 11, 2023 to December 31, 2023
MassMutual Small Cap Opportunities Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
MassMutual Small Cap Growth Equity Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Fidelity VIP Freedom 2035 Portfolio	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Fidelity VIP Freedom 2050 Portfolio	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023

Delaware Ivy Small Cap Growth Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
JPMorgan Mid Cap Growth Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Invesco Discovery Mid Cap Growth Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
T. Rowe Price Retirement 2060 Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
MSIF Global Opportunity Portfolio	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
JPMorgan U.S. Government Money Market Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
American Century U.S. Government Money Market Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Invesco Balanced-Risk Commodity Strategy Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Putnam Large Cap Growth Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
John Hancock New Opportunities Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
MassMutual RetireSMARTSM by JPMorgan 2060 Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Columbia Large Cap Growth Opportunity Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
JPMorgan SmartRetirement 2060 Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Victory RS Value Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Pioneer Global Sustainable Equity Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
BlackRock Advantage Small Cap Growth Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
MassMutual Select T.Rowe Price Retire 2020 Fund	December 31, 2023	For the year ended December 31, 2023	For the year ended December 31, 2023 and for the period November 18, 2022 to December 31, 2022
MassMutual Select T.Rowe Price Retire 2025 Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
MassMutual Select T.Rowe Price Retire 2030 Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
MassMutual Select T.Rowe Price Retire 2035 Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
MassMutual Select T.Rowe Price Retire 2040 Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
MassMutual Select T.Rowe Price Retire 2045 Fund	December 31, 2023	For the year ended December 31, 2023	For the year ended December 31, 2023 and for the period October 10, 2022 to December 31, 2022
MassMutual Select T.Rowe Price Retire 2050 Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
MassMutual Select T.Rowe Price Fund	December 31, 2023	For the period from June 15, 2023 to December 31, 2023	For the period from June 15, 2023 to December 31, 2023
MassMutual Select T.Rowe Price Retire 2060 Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
BlackRock S&P 500 Index V.I. Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Hartford International Equity Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Putnam Core Equity Fund	December 31, 2023	For the period from August 23, 2023 to December 31, 2023	For the period from August 23, 2023 to December 31, 2023
BNY Mellon Insight Core Plus Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Keeley Small Cap Dividend Value Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Hartford Global Impact Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
BlackRock LifePath® Dynamic 2065 Fund	December 31, 2023	For the period from October 13, 2023 to December 31, 2023	For the period from October 13, 2023 to December 31, 2023
Invesco Dividend Income Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
AB Sustainable Global Thematic Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Virtus Duff & Phelps Water Fund Institutional	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
MassMutual Global Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Columbia Acorn International Select Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
AMG GW&K Small Mid Cap Core Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
PGIM Jennison Focused Growth Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
NexPoint Merger Arbitrage Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
MM Russell 2000® Small Cap Index Fund	N/A	N/A	For the period January 1, 2022 to June 27, 2022
MM S&P Mid Cap Index Fund	N/A	N/A	For the period January 1, 2022 to June 29, 2022
Empower International Index Fund	December 31, 2023	For the year ended December 31, 2023	For the year ended December 31, 2023 and for the period June 7, 2022 to December 31, 2022
Empower S&P Mid Cap 400 Index Fund	December 31, 2023	For the year ended December 31, 2023	For the year ended December 31, 2023 and for the period June 7, 2022 to December 31, 2022
Empower S&P Small Cap 600 Index Fund	December 31, 2023	For the year ended December 31, 2023	For the year ended December 31, 2023 and for the period June 15, 2022 to December 31, 2022
Empower Moderately Aggressive Profile Fund	December 31, 2023	For the period from August 14, 2023 to December 31, 2023	For the period from August 14, 2023 to December 31, 2023
Empower Lifetime 2020 Fund	December 31, 2023	For the period from March 13, 2023 to December 31, 2023	For the period from March 13, 2023 to December 31, 2023
Empower Lifetime 2025 Fund	December 31, 2023	For the period from March 13, 2023 to December 31, 2023	For the period from March 13, 2023 to December 31, 2023
Empower Lifetime 2030 Fund	December 31, 2023	For the period from March 13, 2023 to December 31, 2023	For the period from March 13, 2023 to December 31, 2023
Empower Lifetime 2035 Fund	December 31, 2023	For the period from March 13, 2023 to December 31, 2023	For the period from March 13, 2023 to December 31, 2023
Empower Lifetime 2040 Fund	December 31, 2023	For the period from March 13, 2023 to December 31, 2023	For the period from March 13, 2023 to December 31, 2023
Empower Lifetime 2045 Fund	December 31, 2023	For the period from March 13, 2023 to December 31, 2023	For the period from March 13, 2023 to December 31, 2023
Empower Lifetime 2050 Fund	December 31, 2023	For the period from March 13, 2023 to December 31, 2023	For the period from March 13, 2023 to December 31, 2023
Empower Lifetime 2055 Fund	December 31, 2023	For the period from March 13, 2023 to December 31, 2023	For the period from March 13, 2023 to December 31, 2023
Empower Lifetime 2060 Fund	December 31, 2023	For the period from May 30, 2023 to December 31, 2023	For the period from May 30, 2023 to December 31, 2023
Empower Lifetime 2015 Fund	December 31, 2023	For the period from March 13, 2023 to December 31, 2023	For the period from March 13, 2023 to December 31, 2023
Empower Short Duration Bond Fund	December 31, 2023	For the period from March 17, 2023 to December 31, 2023	For the period from March 17, 2023 to December 31, 2023
MM S&P 500® Index Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Russell Balanced Strategy Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Russell Conservative Strategy Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Russell Equity Growth Strategy Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Russell Growth Strategy Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Russell Moderate Strategy Fund	December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2023

	American Century Equity Income Fund	American Century Growth Fund	American Century Ultra® Fund	American Century VP Balanced Fund	American Century Small Cap Value Fund	American Century Focused Large Cap Value fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	2,624,485	39,414	12,300	81,111	361,057	7,123

Cost	$21,685,302	$1,440,715	$642,121	$623,498	$3,083,979	$68,685

Market Value	$22,098,166	$1,806,731	$847,200	$620,503	$3,734,721	$70,589

Receivable from fund shares sold	-	6,996	174	-	-	-
Purchase payments receivable	12,081	-	27	-	114	-

Total assets	22,110,247	1,813,727	847,401	620,503	3,734,835	70,589

Liabilities:
Payable for fund shares purchased	12,049	-	-	-	97	-
Redemptions payable	32	6,996	201	-	17	-

Total liabilities	12,081	6,996	201	-	114	-

Net assets:
For contract liabilities	$22,098,166	$1,806,731	$847,200	$620,503	$3,734,721	$70,589

Deferred contracts in the accumulation period:
Units owned by participants #	1,315,113	20,924	14,495	23,813	88,380	4,440
Minimum unit fair value #*	$15.864892	$78.521157	$52.040879	$26.057649	$41.559924	$10.362358
Maximum unit fair value #*	$36.301154	$89.719306	$61.930856	$26.057649	$45.312312	$21.563948
Contract liability	$22,098,166	$1,806,731	$847,200	$620,503	$3,734,721	$70,589

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	-
Minimum unit fair value #*	$-	$-	$-	$-	$-	$-
Maximum unit fair value #*	$-	$-	$-	$-	$-	$-
Contract liability	$-	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2023

	American Century Inflation- Adjusted Bond Fund	American Century Equity Growth Fund	American Century VP Disciplined Core Value Fund	American Century VP Ultra Fund	American Century VP Value Fund	American Century Mid Cap Value Fund	Invesco V.I. Small Cap Equity Fund	Invesco V.I. Diversified Dividend Fund	Invesco EQV European Equity Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	3,617	2,562	25,282	59,542	45,222	46,232	7,067	998	7,725

Cost	$41,849	$75,019	$214,364	$1,141,628	$472,624	$726,437	$126,205	$23,174	$275,360

Market Value	$37,473	$69,258	$193,911	$1,527,245	$551,258	$717,057	$121,554	$24,186	$269,757

Receivable from fund shares sold	52	-	-	-	-	7	-	-	-
Purchase payments receivable	-	-	-	4	625	17	-	-	116

Total assets	37,525	69,258	193,911	1,527,249	551,883	717,081	121,554	24,186	269,873

Liabilities:
Payable for fund shares purchased	-	-	-	4	625	-	-	-	116
Redemptions payable	52	-	-	-	-	24	-	-	-

Total liabilities	52	-	-	4	625	24	-	-	116

Net assets:
For contract liabilities	$37,473	$69,258	$193,911	$1,527,245	$551,258	$717,057	$121,554	$24,186	$269,757

Deferred contracts in the accumulation period:
Units owned by participants #	2,690	2,105	6,465	24,211	17,028	27,193	4,528	843	18,612
Minimum unit fair value #*	$13.257154	$28.464570	$29.966790	$63.080917	$31.050647	$33.207270	$26.844939	$28.683834	$15.355794
Maximum unit fair value #*	$13.771313	$32.767198	$29.966790	$63.080917	$31.050647	$39.478845	$26.844939	$28.683834	$18.470550
Contract liability	$37,473	$69,258	$193,742	$1,527,245	$528,738	$717,057	$121,554	$24,186	$269,757

Deferred contracts in the annuity period:
Units owned by participants #	-	-	6	-	725	-	-	-	-
Minimum unit fair value #*	$-	$-	$29.966790	$-	$31.050647	$-	$-	$-	$-
Maximum unit fair value #*	$-	$-	$29.966790	$-	$31.050647	$-	$-	$-	$-
Contract liability	$-	$-	$169	$-	$22,520	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2023

	Invesco EQV International Equity Fund	Invesco Small Cap Growth Fund	Invesco Real Estate Fund	Invesco Small Cap Equity Fund	Invesco EQV Emerging Markets All Cap Fund	American Century Diversified Bond Fund	Domini Impact Equity Fund	AB Global Bond Fund	AB Global Risk Allocation Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	11,941	129,206	201,469	11,242	73,984	17,108	6,980	4,993	9,886

Cost	$333,308	$4,358,309	$4,058,319	$151,282	$2,989,361	$178,632	$196,246	$39,810	$164,188

Market Value	$272,501	$3,363,174	$3,476,150	$150,078	$2,463,259	$159,619	$226,490	$34,701	$160,255

Receivable from fund shares sold	-	-	-	-	-	-	-	-	-
Purchase payments receivable	92	-	-	229	607	562	387	-	-

Total assets	272,593	3,363,174	3,476,150	150,307	2,463,866	160,181	226,877	34,701	160,255

Liabilities:
Payable for fund shares purchased	92	-	-	229	607	562	387	-	-
Redemptions payable	-	-	-	-	-	-	-	-	-

Total liabilities	92	-	-	229	607	562	387	-	-

Net assets:
For contract liabilities	$272,501	$3,363,174	$3,476,150	$150,078	$2,463,259	$159,619	$226,490	$34,701	$160,255

Deferred contracts in the accumulation period:
Units owned by participants #	14,785	70,116	96,632	5,519	192,641	14,527	6,711	2,909	7,939
Minimum unit fair value #*	$15.922644	$32.351229	$30.567032	$28.703682	$12.634302	$10.939836	$32.361293	$11.394790	$19.796105
Maximum unit fair value #*	$20.066882	$71.550868	$46.566480	$29.847233	$13.729067	$11.562653	$38.515448	$12.550140	$21.417810
Contract liability	$272,501	$3,363,174	$3,476,150	$150,078	$2,463,259	$159,619	$226,490	$34,701	$160,255

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	-	-	-	-
Minimum unit fair value #*	$-	$-	$-	$-	$-	$-	$-	$-	$-
Maximum unit fair value #*	$-	$-	$-	$-	$-	$-	$-	$-	$-
Contract liability	$-	$-	$-	$-	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2023

	AB Relative Value Fund	AB Sustainable International Thematic Fund	AB International Value Fund	AB Growth Fund	AB Discovery Growth Fund	AB Discovery Value Fund	AB Value Fund	AB High Income Fund	American Funds AMCAP Fund®
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	7,788	20,135	48,665	387	9,219	25,167	2,118	57,151	86,753

Cost	$43,631	$351,776	$658,584	$30,293	$98,556	$519,439	$33,171	$437,607	$2,670,864

Market Value	$47,506	$380,953	$698,348	$38,864	$92,375	$540,834	$34,730	$395,487	$3,142,184

Receivable from fund shares sold	-	-	-	-	-	-	-	-	-
Purchase payments receivable	-	231	1,446	-	-	88	-	109	852

Total assets	47,506	381,184	699,794	38,864	92,375	540,922	34,730	395,596	3,143,036

Liabilities:
Payable for fund shares purchased	-	164	1,446	-	-	88	-	109	848
Redemptions payable	-	67	-	-	-	-	-	-	4

Total liabilities	-	231	1,446	-	-	88	-	109	852

Net assets:
For contract liabilities	$47,506	$380,953	$698,348	$38,864	$92,375	$540,834	$34,730	$395,487	$3,142,184

Deferred contracts in the accumulation period:
Units owned by participants #	1,629	27,610	58,781	866	2,304	18,102	2,183	24,064	87,123
Minimum unit fair value #*	$29.744821	$12.782811	$11.335143	$42.606911	$37.828914	$28.257558	$15.853874	$15.470932	$35.645529
Maximum unit fair value #*	$32.224187	$15.317452	$14.350000	$46.680136	$38.924739	$32.535092	$17.960979	$17.039463	$36.672612
Contract liability	$47,506	$380,953	$698,348	$38,864	$92,375	$540,834	$34,730	$395,487	$3,142,184

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	-	-	-	-
Minimum unit fair value #*	$-	$-	$-	$-	$-	$-	$-	$-	$-
Maximum unit fair value #*	$-	$-	$-	$-	$-	$-	$-	$-	$-
Contract liability	$-	$-	$-	$-	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2023

	American Funds American Balanced Fund®	American Funds Capital Income Builder®	American Funds EuroPacific Growth Fund®	American Funds Fundamental Investors Fund®	American Funds New Perspective Fund®	American Funds The Bond Fund of America®	American Funds The Growth Fund of America®	American Funds The Income Fund of America®	American Funds The Investment Company of America®
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	570,145	185,451	316,041	235,225	206,675	252,562	762,535	366,931	210,382

Cost	$15,690,125	$10,976,709	$16,190,915	$13,726,602	$9,457,763	$3,128,739	$38,089,629	$7,926,297	$8,381,716

Market Value	$18,159,726	$12,287,997	$16,810,236	$16,762,123	$11,193,537	$2,901,937	$46,697,635	$8,556,838	$10,548,539

Receivable from fund shares sold	-	-	-	-	-	44,861	-	-	3,788
Purchase payments receivable	-	3,602	7,819	5,324	5,251	648	51,780	7,387	2,030

Total assets	18,159,726	12,291,599	16,818,055	16,767,447	11,198,788	2,947,446	46,749,415	8,564,225	10,554,357

Liabilities:
Payable for fund shares purchased	-	3,602	6,099	3,964	4,678	-	49,164	7,387	-
Redemptions payable	-	-	1,720	1,360	573	45,509	2,616	-	5,818

Total liabilities	-	3,602	7,819	5,324	5,251	45,509	51,780	7,387	5,818

Net assets:
For contract liabilities	$18,159,726	$12,287,997	$16,810,236	$16,762,123	$11,193,537	$2,901,937	$46,697,635	$8,556,838	$10,548,539

Deferred contracts in the accumulation period:
Units owned by participants #	914,964	667,852	600,211	494,189	342,702	233,589	953,370	384,255	324,335
Minimum unit fair value #*	$15.044027	$19.588697	$27.963240	$36.882525	$34.816215	$11.977332	$46.382395	$23.171282	$33.588938
Maximum unit fair value #*	$27.094117	$19.734721	$33.894449	$37.173074	$35.809468	$13.007983	$62.413328	$23.580892	$34.084827
Contract liability	$18,159,726	$12,287,997	$16,810,236	$16,762,123	$11,193,537	$2,901,937	$46,697,635	$8,556,838	$10,548,539

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	-	-	-	-
Minimum unit fair value #*	$-	$-	$-	$-	$-	$-	$-	$-	$-
Maximum unit fair value #*	$-	$-	$-	$-	$-	$-	$-	$-	$-
Contract liability	$-	$-	$-	$-	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2023

	American Funds The New Economy Fund®	American Funds Washington Mutual Investors Fund	American Funds American Mutual Fund®	American Funds Capital World Growth and Income Fund®	American Funds SMALLCAP World Fund®	American Funds New World Fund®	Ariel Appreciation Fund	Ariel Fund	Artisan Mid Cap Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	35,249	92,844	77,242	369,091	11,030	4,945	2,094	591	215,651

Cost	$1,567,508	$4,197,886	$3,255,345	$17,541,949	$591,091	$398,402	$90,539	$37,515	$4,176,790

Market Value	$1,826,943	$5,249,398	$3,899,928	$22,034,073	$681,862	$364,651	$81,943	$40,342	$3,346,909

Receivable from fund shares sold	-	1,372	-	-	-	-	-	-	-
Purchase payments receivable	1,364	2,371	566	-	791	318	14	75	98

Total assets	1,828,307	5,253,141	3,900,494	22,034,073	682,653	364,969	81,957	40,417	3,347,007

Liabilities:
Payable for fund shares purchased	1,364	-	566	-	791	318	14	72	56
Redemptions payable	-	3,743	-	-	-	-	-	3	42

Total liabilities	1,364	3,743	566	-	791	318	14	75	98

Net assets:
For contract liabilities	$1,826,943	$5,249,398	$3,899,928	$22,034,073	$681,862	$364,651	$81,943	$40,342	$3,346,909

Deferred contracts in the accumulation period:
Units owned by participants #	50,271	150,179	137,025	696,573	26,509	20,845	2,496	1,064	49,742
Minimum unit fair value #*	$36.666073	$35.109227	$31.318105	$29.593207	$24.199999	$16.541302	$29.914157	$28.727581	$31.771357
Maximum unit fair value #*	$39.110450	$36.875702	$31.665625	$32.542401	$28.871352	$17.742299	$39.140000	$68.300000	$77.511350
Contract liability	$1,826,943	$5,249,398	$3,899,928	$22,034,073	$681,862	$364,651	$81,943	$40,342	$3,346,909

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	-	-	-	-
Minimum unit fair value #*	$-	$-	$-	$-	$-	$-	$-	$-	$-
Maximum unit fair value #*	$-	$-	$-	$-	$-	$-	$-	$-	$-
Contract liability	$-	$-	$-	$-	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2023

	Ave Maria Rising Dividend Fund	Ave Maria Value Fund	Ave Maria Growth Fund	BlackRock LifePath® Dynamic 2030 Fund	BlackRock LifePath® Dynamic 2040 Fund	BlackRock LifePath® Dynamic Retirement Fund	BlackRock LifePath® Dynamic 2050 Fund	BlackRock LifePath® Dynamic 2025 Fund	BlackRock LifePath® Dynamic 2035 Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	84,299	1,210	4,282	1,928,910	1,902,422	1,391,455	389,365	43,749	62,567

Cost	$1,575,995	$26,596	$160,446	$26,157,069	$30,999,710	$13,922,553	$7,956,971	$595,316	$888,122

Market Value	$1,783,758	$28,853	$191,462	$24,246,415	$29,032,921	$11,990,065	$8,384,503	$566,992	$930,369

Receivable from fund shares sold	-	-	-	-	-	-	-	-	-
Purchase payments receivable	336	-	-	8,947	12,580	759	2,507	867	5,843

Total assets	1,784,094	28,853	191,462	24,255,362	29,045,501	11,990,824	8,387,010	567,859	936,212

Liabilities:
Payable for fund shares purchased	336	-	-	8,947	12,437	759	2,507	867	5,843
Redemptions payable	-	-	-	-	143	-	-	-	-

Total liabilities	336	-	-	8,947	12,580	759	2,507	867	5,843

Net assets:
For contract liabilities	$1,783,758	$28,853	$191,462	$24,246,415	$29,032,921	$11,990,065	$8,384,503	$566,992	$930,369

Deferred contracts in the accumulation period:
Units owned by participants #	43,469	1,742	4,042	1,069,848	1,214,307	582,560	296,053	32,156	43,814
Minimum unit fair value #*	$37.057167	$16.342300	$46.090382	$22.420238	$25.056804	$18.306310	$27.014787	$17.518056	$20.851979
Maximum unit fair value #*	$44.055138	$17.048298	$51.130981	$40.923517	$47.586090	$20.219749	$32.197544	$19.509226	$23.222015
Contract liability	$1,783,758	$28,853	$191,462	$24,246,415	$29,032,921	$11,990,065	$8,384,503	$566,992	$930,369

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	-	-	-	-
Minimum unit fair value #*	$-	$-	$-	$-	$-	$-	$-	$-	$-
Maximum unit fair value #*	$-	$-	$-	$-	$-	$-	$-	$-	$-
Contract liability	$-	$-	$-	$-	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2023

	BlackRock LifePath® Dynamic 2045 Fund	BlackRock LifePath® Dynamic 2055 Fund	Baron Small Cap Fund	BlackRock Impact Mortgage Fund	BlackRock Equity Dividend Fund	BlackRock Capital Appreciation Fund	BlackRock Advantage Large Cap Growth Fund	Calvert VP SRI Balanced Portfolio	Calvert Equity Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	25,131	57,834	11,121	21,129	146,772	16,207	7,033	16,837	121,797

Cost	$388,642	$937,580	$349,632	$219,795	$3,018,082	$461,964	$129,943	$33,661	$7,349,841

Market Value	$419,184	$1,018,463	$336,508	$195,236	$2,800,405	$516,838	$153,324	$39,904	$9,333,280

Receivable from fund shares sold	-	-	-	-	-	-	-	-	-
Purchase payments receivable	1,317	4,997	145	189	73	15	-	-	10,605

Total assets	420,501	1,023,460	336,653	195,425	2,800,478	516,853	153,324	39,904	9,343,885

Liabilities:
Payable for fund shares purchased	1,317	4,997	63	189	54	15	-	-	10,419
Redemptions payable	-	-	82	-	19	-	-	-	186

Total liabilities	1,317	4,997	145	189	73	15	-	-	10,605

Net assets:
For contract liabilities	$419,184	$1,018,463	$336,508	$195,236	$2,800,405	$516,838	$153,324	$39,904	$9,333,280

Deferred contracts in the accumulation period:
Units owned by participants #	17,363	40,530	7,770	18,306	52,027	7,111	2,239	1,558	170,922
Minimum unit fair value #*	$23.581841	$24.595356	$38.540876	$9.838598	$50.577816	$70.237819	$66.787731	$25.611387	$47.448643
Maximum unit fair value #*	$26.262162	$27.390804	$57.092687	$11.010124	$60.867700	$78.492746	$74.636962	$25.611387	$82.245286
Contract liability	$419,184	$1,018,463	$336,508	$195,236	$2,800,405	$516,838	$153,324	$39,904	$9,333,280

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	-	-	-	-
Minimum unit fair value #*	$-	$-	$-	$-	$-	$-	$-	$-	$-
Maximum unit fair value #*	$-	$-	$-	$-	$-	$-	$-	$-	$-
Contract liability	$-	$-	$-	$-	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2023

	Calvert Bond Fund	Calvert Income Fund	Columbia Contrarian Core Fund	Columbia Small Cap Value I Fund	Columbia Select Mid Cap Value Fund	Columbia Acorn Fund	CRM Mid Cap Value Fund	Calamos International Growth Fund	Davis Financial Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	138,144	51,005	8,582	3,542	145,225	134,051	15,574	80	4,175

Cost	$2,151,345	$788,399	$221,722	$135,622	$1,778,562	$1,583,439	$348,046	$1,519	$199,230

Market Value	$2,011,378	$766,096	$266,547	$151,569	$1,896,086	$1,004,042	$334,682	$1,513	$214,179

Receivable from fund shares sold	-	-	-	-	-	-	-	-	-
Purchase payments receivable	1,949	160	283	529	2,106	676	7	-	92

Total assets	2,013,327	766,256	266,830	152,098	1,898,192	1,004,718	334,689	1,513	214,271

Liabilities:
Payable for fund shares purchased	1,949	160	283	529	2,106	580	7	-	92
Redemptions payable	-	-	-	-	-	96	-	-	-

Total liabilities	1,949	160	283	529	2,106	676	7	-	92

Net assets:
For contract liabilities	$2,011,378	$766,096	$266,547	$151,569	$1,896,086	$1,004,042	$334,682	$1,513	$214,179

Deferred contracts in the accumulation period:
Units owned by participants #	138,671	55,732	3,317	2,551	78,544	19,202	8,414	99	8,237
Minimum unit fair value #*	$13.811164	$13.084422	$77.745263	$57.963177	$16.532309	$50.379919	$34.375600	$15.293955	$23.686351
Maximum unit fair value #*	$16.308233	$14.715475	$86.881081	$62.420513	$29.398120	$56.301857	$43.291097	$15.293955	$26.225251
Contract liability	$2,011,378	$766,096	$266,547	$151,569	$1,896,086	$1,004,042	$334,682	$1,513	$214,179

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	-	-	-	-
Minimum unit fair value #*	$-	$-	$-	$-	$-	$-	$-	$-	$-
Maximum unit fair value #*	$-	$-	$-	$-	$-	$-	$-	$-	$-
Contract liability	$-	$-	$-	$-	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2023

	Davis New York Venture Fund	Davis Opportunity Fund	Delaware Diversified Income Fund	Delaware Extended Duration Bond Fund	Dreyfus Bond Market Index Fund	BNY Mellon Variable Investment Fund Appreciation Portfolio	BNY Mellon International Stock Index Fund	BNY Mellon MidCap Index Fund	BNY Mellon Small Cap Stock Index Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	186,970	2,513	18,490	191	1,470,920	870	16,511	703,338	500,461

Cost	$5,573,291	$88,344	$163,727	$3,596	$14,806,120	$33,290	$270,903	$22,546,567	$14,122,624

Market Value	$4,964,063	$95,758	$142,557	$2,834	$13,372,238	$30,467	$315,682	$19,813,039	$12,966,953

Receivable from fund shares sold	-	-	-	-	-	-	-	-	-
Purchase payments receivable	991	75	-	-	5,436	-	-	13,032	8,334

Total assets	4,965,054	95,833	142,557	2,834	13,377,674	30,467	315,682	19,826,071	12,975,287

Liabilities:
Payable for fund shares purchased	771	75	-	-	4,925	-	-	12,584	7,944
Redemptions payable	220	-	-	-	511	-	-	448	390

Total liabilities	991	75	-	-	5,436	-	-	13,032	8,334

Net assets:
For contract liabilities	$4,964,063	$95,758	$142,557	$2,834	$13,372,238	$30,467	$315,682	$19,813,039	$12,966,953

Deferred contracts in the accumulation period:
Units owned by participants #	130,235	3,130	11,749	200	968,316	724	16,298	241,728	180,922
Minimum unit fair value #*	$37.343214	$30.779826	$11.366178	$13.379922	$11.721946	$42.075022	$19.369518	$38.100875	$36.410959
Maximum unit fair value #*	$121.288731	$31.732463	$12.139117	$14.289856	$14.257205	$42.075022	$19.369518	$134.256322	$97.946506
Contract liability	$4,964,063	$95,758	$142,557	$2,834	$13,372,238	$30,467	$315,682	$19,813,039	$12,966,953

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	-	-	-	-
Minimum unit fair value #*	$-	$-	$-	$-	$-	$-	$-	$-	$-
Maximum unit fair value #*	$-	$-	$-	$-	$-	$-	$-	$-	$-
Contract liability	$-	$-	$-	$-	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2023

	BNY Mellon Sustainable U.S. Equity Portfolio	BNY Mellon S&P 500 Index Fund	Eaton Vance Large-Cap Value Fund	Eaton Vance Dividend Builder Fund	Eaton Vance Worldwide Health Sciences Fund	Eaton Vance Income Fund of Boston	Eaton Vance Balanced Fund	Eaton Vance Atlanta Capital SMID-Cap Fund	Allspring Asset Allocation Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	179	771,373	61,219	93,721	45,508	578,293	26,948	24,178	9,194

Cost	$6,697	$39,221,071	$1,255,191	$1,331,406	$552,190	$3,093,053	$261,985	$719,074	$125,351

Market Value	$8,057	$39,378,587	$1,450,276	$1,393,630	$594,787	$2,972,426	$281,336	$768,860	$126,966

Receivable from fund shares sold	-	-	-	-	-	-	-	-	-
Purchase payments receivable	-	38,255	546	1,334	792	8,222	-	148	-

Total assets	8,057	39,416,842	1,450,822	1,394,964	595,579	2,980,648	281,336	769,008	126,966

Liabilities:
Payable for fund shares purchased	-	37,573	546	1,334	792	8,222	-	148	-
Redemptions payable	-	682	-	-	-	-	-	-	-

Total liabilities	-	38,255	546	1,334	792	8,222	-	148	-

Net assets:
For contract liabilities	$8,057	$39,378,587	$1,450,276	$1,393,630	$594,787	$2,972,426	$281,336	$768,860	$126,966

Deferred contracts in the accumulation period:
Units owned by participants #	194	989,306	53,703	46,487	13,124	131,597	7,746	18,545	7,007
Minimum unit fair value #*	$41.556005	$35.986606	$25.886657	$30.391419	$45.076664	$21.134434	$36.003538	$36.428736	$19.071292
Maximum unit fair value #*	$41.556005	$43.767944	$27.930042	$35.536145	$47.423461	$23.551019	$40.235053	$42.302744	$19.296882
Contract liability	$8,057	$39,378,587	$1,450,276	$1,393,630	$594,787	$2,972,426	$281,336	$768,860	$126,966

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	-	-	-	-
Minimum unit fair value #*	$-	$-	$-	$-	$-	$-	$-	$-	$-
Maximum unit fair value #*	$-	$-	$-	$-	$-	$-	$-	$-	$-
Contract liability	$-	$-	$-	$-	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2023

	Allspring Emerging Markets Equity Fund	Allspring Utility & Telecommunications Fund	Alger Capital Appreciation Institutional Portfolio	Alger Mid Cap Growth Institutional Fund	Alger Small Cap Growth Institutional Fund	Nuveen Mid Cap Growth Opportunities Fund	Nuveen Small Cap Select Fund	Fidelity Advisor Equity Growth Fund	Fidelity Advisor Leveraged Company Stock Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	47,340	1,044	150,188	78,230	17,801	3,969	1,871	47,587	56,791

Cost	$1,133,148	$18,773	$5,395,106	$2,042,553	$377,298	$112,462	$15,978	$606,815	$2,421,636

Market Value	$1,152,248	$17,139	$4,974,219	$1,582,600	$286,774	$92,156	$17,380	$782,322	$2,240,983

Receivable from fund shares sold	-	-	-	-	-	707	-	-	-
Purchase payments receivable	811	264	3,506	1,256	-	-	-	-	670

Total assets	1,153,059	17,403	4,977,725	1,583,856	286,774	92,863	17,380	782,322	2,241,653

Liabilities:
Payable for fund shares purchased	811	264	3,506	1,256	-	-	-	-	670
Redemptions payable	-	-	-	-	-	707	-	-	-

Total liabilities	811	264	3,506	1,256	-	707	-	-	670

Net assets:
For contract liabilities	$1,152,248	$17,139	$4,974,219	$1,582,600	$286,774	$92,156	$17,380	$782,322	$2,240,983

Deferred contracts in the accumulation period:
Units owned by participants #	47,234	470	91,082	54,295	10,919	2,565	857	15,732	82,118
Minimum unit fair value #*	$23.247962	$35.317379	$51.922264	$29.448198	$23.712396	$34.547499	$33.000848	$48.714353	$25.085010
Maximum unit fair value #*	$26.565056	$39.468423	$61.668305	$32.838955	$27.544236	$38.326410	$35.365448	$54.014088	$30.886085
Contract liability	$1,152,248	$17,139	$4,974,219	$1,582,600	$286,774	$92,156	$17,380	$782,322	$2,240,983

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	-	-	-	-
Minimum unit fair value #*	$-	$-	$-	$-	$-	$-	$-	$-	$-
Maximum unit fair value #*	$-	$-	$-	$-	$-	$-	$-	$-	$-
Contract liability	$-	$-	$-	$-	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2023

	Federated Hermes Equity Income Fund, Inc.	Federated Hermes Fund for U.S. Government Securities	Federated Hermes MDT Mid Cap Growth Fund	Federated Hermes Sustainable High Yield Bond Fund, Inc.	Federated Hermes Kaufmann Fund	Federated Hermes Global Allocation Fund	Federated Hermes Total Return Bond Fund	Federated Hermes Clover Small Value Fund	Federated Hermes International Leaders Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account (1)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	3,332	27,443	7,793	23	804,840	151	14,664	2,879	229

Cost	$74,009	$196,774	$328,834	$168	$4,648,565	$2,484	$154,152	$72,903	$8,175

Market Value	$73,798	$172,339	$352,148	$155	$4,233,459	$2,836	$140,485	$70,049	$8,457

Receivable from fund shares sold	-	-	-	-	-	-	-	-	-
Purchase payments receivable	20	-	-	-	-	-	-	104	-

Total assets	73,818	172,339	352,148	155	4,233,459	2,836	140,485	70,153	8,457

Liabilities:
Payable for fund shares purchased	20	-	-	-	-	-	-	104	-
Redemptions payable	-	-	-	-	-	-	-	-	-

Total liabilities	20	-	-	-	-	-	-	104	-

Net assets:
For contract liabilities	$73,798	$172,339	$352,148	$155	$4,233,459	$2,836	$140,485	$70,049	$8,457

Deferred contracts in the accumulation period:
Units owned by participants #	2,993	13,954	8,425	7	150,923	146	5,304	2,673	381
Minimum unit fair value #*	$24.501896	$11.510678	$35.186105	$21.309431	$26.744469	$19.406760	$14.111272	$23.615932	$22.174411
Maximum unit fair value #*	$27.223935	$12.598410	$38.638776	$21.309431	$31.064151	$19.406760	$48.895188	$26.300120	$22.174411
Contract liability	$73,798	$172,339	$352,148	$155	$4,233,459	$2,836	$140,485	$70,049	$8,457

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	-	-	-	-
Minimum unit fair value #*	$-	$-	$-	$-	$-	$-	$-	$-	$-
Maximum unit fair value #*	$-	$-	$-	$-	$-	$-	$-	$-	$-
Contract liability	$-	$-	$-	$-	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value
1	Formerly, Federated Hermes High Income Bond Fund Inc. Name changed to Federated Hermes Sustainable High Yield Bond Fund Inc effective May 26, 2023.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2023

	Fidelity® VIP Growth Opportunities Portfolio	Fidelity® VIP Overseas Portfolio	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Balanced Portfolio	Fidelity® VIP Growth & Income Portfolio	Fidelity® VIP Freedom 2020 Portfolio	Fidelity® VIP Freedom 2030 Portfolio	Fidelity® VIP Freedom 2015 Portfolio	Fidelity® VIP Freedom 2025 Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	15,547	1,872	29,460	61,520	10,631	8,838	44,409	9,792	8,981

Cost	$973,219	$40,614	$479,904	$1,164,688	$229,148	$114,713	$610,408	$127,784	$124,204

Market Value	$929,105	$48,347	$487,567	$1,373,125	$287,475	$109,594	$677,235	$111,727	$134,810

Receivable from fund shares sold	-	-	-	-	-	-	-	-	-
Purchase payments receivable	99	-	-	30	-	-	-	-	-

Total assets	929,204	48,347	487,567	1,373,155	287,475	109,594	677,235	111,727	134,810

Liabilities:
Payable for fund shares purchased	99	-	-	30	-	-	-	-	-
Redemptions payable	-	-	-	-	-	-	-	-	-

Total liabilities	99	-	-	30	-	-	-	-	-

Net assets:
For contract liabilities	$929,105	$48,347	$487,567	$1,373,125	$287,475	$109,594	$677,235	$111,727	$134,810

Deferred contracts in the accumulation period:
Units owned by participants #	13,143	2,493	13,190	38,858	7,502	3,077	15,316	3,586	3,394
Minimum unit fair value #*	$70.691566	$19.389748	$36.965225	$34.806731	$38.321026	$35.620524	$43.228017	$31.159536	$39.725209
Maximum unit fair value #*	$70.691566	$19.389748	$36.965225	$37.038673	$38.321026	$35.620524	$44.218582	$31.159536	$39.725209
Contract liability	$929,105	$48,347	$487,567	$1,352,951	$287,475	$109,594	$677,235	$111,727	$134,810

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	580	-	-	-	-	-
Minimum unit fair value #*	$-	$-	$-	$34.806731	$-	$-	$-	$-	$-
Maximum unit fair value #*	$-	$-	$-	$34.806731	$-	$-	$-	$-	$-
Contract liability	$-	$-	$-	$20,174	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2023

	Fidelity Advisor® Stock Selector All Cap Fund	Templeton Developing Markets Trust	Franklin High Income Fund	Franklin Strategic Income Fund	Templeton Global Bond Fund	Franklin U.S. Government Securities Fund	Franklin Small Cap Value Fund	Franklin Mutual Global Discovery Fund	Templeton Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	19,985	38,440	511,817	279,460	354,833	96,966	51,232	306,319	57,966

Cost	$1,327,938	$749,492	$928,181	$2,590,001	$3,683,268	$576,197	$2,597,544	$9,008,014	$1,320,181

Market Value	$1,373,201	$688,844	$880,326	$2,322,315	$2,757,050	$498,405	$2,754,257	$9,079,301	$1,481,019

Receivable from fund shares sold	-	-	-	-	-	-	-	-	-
Purchase payments receivable	-	190	229	5,578	1,907	-	334	1,675	1,774

Total assets	1,373,201	689,034	880,555	2,327,893	2,758,957	498,405	2,754,591	9,080,976	1,482,793

Liabilities:
Payable for fund shares purchased	-	190	229	5,578	1,907	-	276	1,675	1,603
Redemptions payable	-	-	-	-	-	-	58	-	171

Total liabilities	-	190	229	5,578	1,907	-	334	1,675	1,774

Net assets:
For contract liabilities	$1,373,201	$688,844	$880,326	$2,322,315	$2,757,050	$498,405	$2,754,257	$9,079,301	$1,481,019

Deferred contracts in the accumulation period:
Units owned by participants #	38,024	53,280	40,656	142,160	180,665	40,570	73,229	404,678	73,601
Minimum unit fair value #*	$34.496529	$12.545546	$21.261005	$15.833932	$14.739711	$12.070482	$36.386865	$20.950607	$20.116219
Maximum unit fair value #*	$36.115010	$15.494903	$22.264436	$16.923358	$16.291248	$13.234566	$53.760000	$24.106412	$49.838078
Contract liability	$1,373,201	$688,844	$880,326	$2,322,315	$2,757,050	$498,405	$2,754,257	$9,079,301	$1,481,019

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	-	-	-	-
Minimum unit fair value #*	$-	$-	$-	$-	$-	$-	$-	$-	$-
Maximum unit fair value #*	$-	$-	$-	$-	$-	$-	$-	$-	$-
Contract liability	$-	$-	$-	$-	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2023

	Franklin Income Fund	Franklin Growth Fund	Franklin Total Return Fund	Franklin Mutual U.S. Mid Cap Value Fund	Franklin Mutual Beacon Fund	Franklin Mutual Shares Fund	Franklin Small-Mid Cap Growth Fund	Franklin Conservative Allocation Fund	Franklin Growth Allocation Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	2,656,602	24,666	19,365	34,487	57,069	126,347	89,906	110,603	323,906

Cost	$6,049,325	$2,738,929	$185,485	$1,347,428	$848,478	$3,210,587	$3,240,342	$1,533,301	$5,810,792

Market Value	$6,189,883	$3,025,032	$161,891	$1,172,222	$877,714	$3,052,555	$3,094,345	$1,462,167	$5,804,399

Receivable from fund shares sold	-	-	-	-	-	-	69	-	-
Purchase payments receivable	1,714	1,277	-	-	113	441	41	180	944

Total assets	6,191,597	3,026,309	161,891	1,172,222	877,827	3,052,996	3,094,455	1,462,347	5,805,343

Liabilities:
Payable for fund shares purchased	1,629	1,277	-	-	113	363	-	180	790
Redemptions payable	85	-	-	-	-	78	110	-	154

Total liabilities	1,714	1,277	-	-	113	441	110	180	944

Net assets:
For contract liabilities	$6,189,883	$3,025,032	$161,891	$1,172,222	$877,714	$3,052,555	$3,094,345	$1,462,167	$5,804,399

Deferred contracts in the accumulation period:
Units owned by participants #	289,651	72,694	11,881	27,584	38,871	120,560	79,984	82,684	230,330
Minimum unit fair value #*	$22.180263	$47.170462	$13.659094	$38.369429	$22.241678	$19.810596	$39.808961	$17.631007	$25.702239
Maximum unit fair value #*	$22.407432	$47.242761	$14.651938	$42.529711	$23.545027	$28.585312	$44.448278	$19.297885	$26.409875
Contract liability	$6,189,883	$3,025,032	$161,891	$1,172,222	$877,714	$3,052,555	$3,094,345	$1,462,167	$5,804,399

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	-	-	-	-
Minimum unit fair value #*	$-	$-	$-	$-	$-	$-	$-	$-	$-
Maximum unit fair value #*	$-	$-	$-	$-	$-	$-	$-	$-	$-
Contract liability	$-	$-	$-	$-	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2023

	Franklin Moderate Allocation Fund	Templeton Foreign Fund	Goldman Sachs Income Builder Fund	Goldman Sachs Large Cap Core Fund	Goldman Sachs Core Fixed Income Fund	Goldman Sachs U.S. Equity Insights Fund	Goldman Sachs Government Income Fund	Goldman Sachs Equity Income Fund	Goldman Sachs Mid Cap Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	374,901	533,263	8,059	697	17,513	4	83,136	3,825	62,576

Cost	$5,621,158	$3,831,927	$183,481	$19,421	$179,374	$196	$1,191,479	$132,309	$924,366

Market Value	$5,394,821	$4,282,105	$195,279	$20,812	$162,168	$209	$1,086,587	$165,071	$730,884

Receivable from fund shares sold	30,685	-	-	-	-	-	-	-	-
Purchase payments receivable	3,999	825	15	-	11	15	203	15	4,345

Total assets	5,429,505	4,282,930	195,294	20,812	162,179	224	1,086,790	165,086	735,229

Liabilities:
Payable for fund shares purchased	-	531	15	-	11	15	203	15	4,345
Redemptions payable	34,684	294	-	-	-	-	-	-	-

Total liabilities	34,684	825	15	-	11	15	203	15	4,345

Net assets:
For contract liabilities	$5,394,821	$4,282,105	$195,279	$20,812	$162,168	$209	$1,086,587	$165,071	$730,884

Deferred contracts in the accumulation period:
Units owned by participants #	248,170	166,823	5,626	519	12,530	6	88,694	7,038	18,784
Minimum unit fair value #*	$21.742428	$24.295029	$21.132679	$39.333875	$12.919715	$33.388644	$11.726651	$22.386623	$38.693276
Maximum unit fair value #*	$23.178418	$31.316516	$22.049310	$43.029765	$12.946734	$33.388644	$13.070000	$24.312989	$41.947203
Contract liability	$5,394,821	$4,282,105	$195,279	$20,812	$162,168	$209	$1,086,587	$165,071	$730,884

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	-	-	-	-
Minimum unit fair value #*	$-	$-	$-	$-	$-	$-	$-	$-	$-
Maximum unit fair value #*	$-	$-	$-	$-	$-	$-	$-	$-	$-
Contract liability	$-	$-	$-	$-	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2023

	Goldman Sachs Focused International Equity Fund	Goldman Sachs Mid Cap Value Fund	Goldman Sachs Small Cap Value Fund	Goldman Sachs Strategic Growth Fund	Goldman Sachs High Yield Fund	Goldman Sachs Large Cap Value Fund	Goldman Sachs Small/ Mid Cap Growth Fund	Goldman Sachs Satellite Strategies Portfolio	Hartford Balanced HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	1,588	95,746	126,631	26,633	93,055	28,189	12,547	285	219,854

Cost	$38,094	$3,420,027	$5,812,156	$240,625	$571,152	$437,686	$245,464	$2,293	$5,953,532

Market Value	$42,283	$3,285,037	$4,942,408	$231,437	$521,106	$426,784	$237,520	$2,217	$6,327,056

Receivable from fund shares sold	-	-	-	-	-	-	-	-	-
Purchase payments receivable	802	177	6,600	244	199	89	-	-	-

Total assets	43,085	3,285,214	4,949,008	231,681	521,305	426,873	237,520	2,217	6,327,056

Liabilities:
Payable for fund shares purchased	216	55	6,043	244	199	89	-	-	-
Redemptions payable	586	122	557	-	-	-	-	-	-

Total liabilities	802	177	6,600	244	199	89	-	-	-

Net assets:
For contract liabilities	$42,283	$3,285,037	$4,942,408	$231,437	$521,106	$426,784	$237,520	$2,217	$6,327,056

Deferred contracts in the accumulation period:
Units owned by participants #	2,659	70,078	170,856	4,748	25,366	19,668	3,287	167	217,443
Minimum unit fair value #*	$14.508962	$46.525922	$28.327725	$47.159657	$19.420065	$20.256621	$71.383514	$13.319408	$26.127583
Maximum unit fair value #*	$16.087108	$143.848892	$29.742550	$52.398476	$25.027585	$23.528746	$79.773105	$13.319408	$30.817713
Contract liability	$42,283	$3,285,037	$4,942,408	$231,437	$521,106	$426,784	$237,520	$2,217	$6,327,056

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	-	-	-	-
Minimum unit fair value #*	$-	$-	$-	$-	$-	$-	$-	$-	$-
Maximum unit fair value #*	$-	$-	$-	$-	$-	$-	$-	$-	$-
Contract liability	$-	$-	$-	$-	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2023

	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	The Hartford Healthcare HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford International Opportunities HLS Fund	Hartford MidCap HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford Small Company HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	935,879	341,328	1,038,596	223,705	571,664	72,785	287,446	462,966	233,200

Cost	$10,352,967	$16,648,424	$23,137,589	$4,468,205	$9,231,929	$1,140,425	$9,749,109	$4,701,127	$4,349,331

Market Value	$8,946,839	$15,718,166	$23,463,795	$3,498,716	$10,641,598	$1,107,109	$7,861,652	$4,783,384	$3,568,078

Receivable from fund shares sold	-	-	-	-	172	-	-	-	259
Purchase payments receivable	-	-	-	2,451	64,421	1,595	40	-	111

Total assets	8,946,839	15,718,166	23,463,795	3,501,167	10,706,191	1,108,704	7,861,692	4,783,384	3,568,448

Liabilities:
Payable for fund shares purchased	-	-	-	2,451	64,593	1,595	40	-	-
Redemptions payable	-	-	-	-	-	-	-	-	370

Total liabilities	-	-	-	2,451	64,593	1,595	40	-	370

Net assets:
For contract liabilities	$8,946,839	$15,718,166	$23,463,795	$3,498,716	$10,641,598	$1,107,109	$7,861,652	$4,783,384	$3,568,078

Deferred contracts in the accumulation period:
Units owned by participants #	595,556	287,597	1,066,150	74,335	430,556	56,983	111,504	500,887	236,530
Minimum unit fair value #*	$13.422624	$55.964869	$16.746138	$48.095088	$12.619801	$19.743809	$59.505740	$10.266809	$26.988655
Maximum unit fair value #*	$13.771899	$91.948919	$38.286349	$51.939954	$13.154888	$20.216804	$75.071628	$14.239627	$33.136426
Contract liability	$8,946,551	$15,688,885	$23,463,523	$3,498,716	$10,641,598	$1,107,109	$7,861,652	$4,773,588	$3,568,078

Deferred contracts in the annuity period:
Units owned by participants #	19	794	7	-	-	-	-	897	-
Minimum unit fair value #*	$15.397539	$36.882622	$41.048326	$-	$-	$-	$-	$10.923657	$-
Maximum unit fair value #*	$15.397539	$36.882622	$41.048326	$-	$-	$-	$-	$10.923657	$-
Contract liability	$288	$29,281	$272	$-	$-	$-	$-	$9,796	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2023

	Hartford Small Cap Growth HLS Fund	Hartford Stock HLS Fund	The Hartford Checks and Balances Fund	The Hartford High Yield	The Hartford Dividend and Growth Fund	The Hartford International Opportunities Fund	The Hartford MidCap Fund	The Hartford Small Company Fund	The Hartford Total Return Bond Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	21,667	51,638	24,764	18,605	21,595	11,628	14,704	12,729	12,732

Cost	$600,620	$3,644,809	$240,993	$133,512	$581,883	$206,494	$490,395	$305,423	$128,169

Market Value	$543,454	$4,992,022	$231,296	$129,862	$727,522	$206,623	$467,727	$290,726	$118,773

Receivable from fund shares sold	-	-	-	-	-	-	-	-	107
Purchase payments receivable	-	-	101	-	939	86	721	518	-

Total assets	543,454	4,992,022	231,397	129,862	728,461	206,709	468,448	291,244	118,880

Liabilities:
Payable for fund shares purchased	-	-	101	-	939	86	721	462	-
Redemptions payable	-	-	-	-	-	-	-	56	107

Total liabilities	-	-	101	-	939	86	721	518	107

Net assets:
For contract liabilities	$543,454	$4,992,022	$231,296	$129,862	$727,522	$206,623	$467,727	$290,726	$118,773

Deferred contracts in the accumulation period:
Units owned by participants #	14,911	119,709	8,477	6,287	19,310	11,860	12,990	8,991	8,796
Minimum unit fair value #*	$25.710000	$35.534328	$24.952711	$10.834025	$32.067072	$15.625379	$34.624740	$25.834730	$12.794646
Maximum unit fair value #*	$34.451334	$48.394729	$27.681981	$21.487288	$37.284898	$17.717646	$38.412479	$31.853605	$15.192610
Contract liability	$543,454	$4,992,022	$231,296	$129,862	$727,522	$206,623	$467,727	$290,726	$118,773

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	-	-	-	-
Minimum unit fair value #*	$-	$-	$-	$-	$-	$-	$-	$-	$-
Maximum unit fair value #*	$-	$-	$-	$-	$-	$-	$-	$-	$-
Contract liability	$-	$-	$-	$-	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2023

	The Hartford Healthcare Fund	The Hartford Growth Opportunities Fund	Hartford Moderate Allocation Fund	The Hartford Conservative Allocation Fund	The Hartford Capital Appreciation Fund	The Hartford Growth Allocation Fund	The Hartford Inflation Plus Fund	The Hartford Equity Income Fund	The Hartford Balanced Income Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	5,579	6,348	180,016	36,362	124,706	247,035	40,192	30,037	14,178

Cost	$223,219	$290,994	$2,111,925	$383,867	$5,352,516	$3,072,707	$429,705	$605,855	$204,611

Market Value	$228,066	$295,256	$2,114,019	$381,386	$6,097,813	$3,237,457	$401,922	$602,852	$203,879

Receivable from fund shares sold	-	-	-	-	-	-	-	-	-
Purchase payments receivable	7	451	550	454	992	1,907	23	-	706

Total assets	228,073	295,707	2,114,569	381,840	6,098,805	3,239,364	401,945	602,852	204,585

Liabilities:
Payable for fund shares purchased	7	451	550	454	961	1,907	23	-	706
Redemptions payable	-	-	-	-	31	-	-	-	-

Total liabilities	7	451	550	454	992	1,907	23	-	706

Net assets:
For contract liabilities	$228,066	$295,256	$2,114,019	$381,386	$6,097,813	$3,237,457	$401,922	$602,852	$203,879

Deferred contracts in the accumulation period:
Units owned by participants #	4,870	5,818	115,226	24,156	199,048	150,435	30,677	16,171	9,858
Minimum unit fair value #*	$39.844767	$41.844052	$16.055611	$13.844585	$27.270002	$19.262006	$12.761942	$35.808218	$19.833918
Maximum unit fair value #*	$70.376712	$47.445377	$18.668265	$16.081109	$31.926882	$22.758344	$14.262177	$40.558093	$22.271850
Contract liability	$228,066	$295,256	$2,114,019	$381,386	$6,097,813	$3,237,457	$401,922	$602,852	$203,879

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	-	-	-	-
Minimum unit fair value #*	$-	$-	$-	$-	$-	$-	$-	$-	$-
Maximum unit fair value #*	$-	$-	$-	$-	$-	$-	$-	$-	$-
Contract liability	$-	$-	$-	$-	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2023

	The Hartford MidCap Value Fund	Hotchkis and Wiley Large Cap Value Fund	Invesco V.I. Technology Fund	Invesco Technology Fund	Delaware Ivy Natural Resources Fund	Delaware Ivy Large Cap Growth Fund	Delaware Ivy Science and Technology Fund	Delaware Ivy Asset Strategy Fund	Janus Henderson Forty Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	4,720	13,984	706	22,756	64,741	24,886	28,792	31,284	78,319

Cost	$78,851	$421,304	$14,895	$1,149,784	$1,011,751	$627,740	$1,836,188	$712,588	$3,199,637

Market Value	$83,070	$563,552	$13,065	$1,180,112	$1,051,386	$773,942	$1,533,441	$633,816	$3,708,385

Receivable from fund shares sold	-	-	-	-	-	-	-	-	-
Purchase payments receivable	-	14	-	23	710	691	1,139	6,070	5

Total assets	83,070	563,566	13,065	1,180,135	1,052,096	774,633	1,534,580	639,886	3,708,390

Liabilities:
Payable for fund shares purchased	-	14	-	23	694	691	11	6,070	5
Redemptions payable	-	-	-	-	16	-	1,128	-	-

Total liabilities	-	14	-	23	710	691	1,139	6,070	5

Net assets:
For contract liabilities	$83,070	$563,552	$13,065	$1,180,112	$1,051,386	$773,942	$1,533,441	$633,816	$3,708,385

Deferred contracts in the accumulation period:
Units owned by participants #	3,037	15,946	295	34,854	133,389	14,283	26,801	28,498	57,514
Minimum unit fair value #*	$25.102528	$31.607844	$44.314848	$33.772036	$7.855819	$51.811917	$56.727001	$22.517070	$64.471895
Maximum unit fair value #*	$27.649232	$33.189054	$44.314848	$41.407051	$9.005196	$56.844959	$64.264706	$25.163797	$64.471895
Contract liability	$83,070	$563,552	$13,065	$1,180,112	$1,051,386	$773,942	$1,533,441	$633,816	$3,708,036

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	-	-	-	5
Minimum unit fair value #*	$-	$-	$-	$-	$-	$-	$-	$-	$64.471895
Maximum unit fair value #*	$-	$-	$-	$-	$-	$-	$-	$-	$64.471895
Contract liability	$-	$-	$-	$-	$-	$-	$-	$-	$349

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2023

	Janus Henderson Global Research Portfolio	Janus Henderson Enterprise Portfolio	Janus Henderson Balanced Portfolio	Janus Henderson Overseas Portfolio	Janus Henderson Forty Fund	Janus Henderson Balanced Fund	Janus Henderson Enterprise Fund	Janus Henderson Overseas Fund	Janus Henderson Global Research Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	4,845	1,153	3,233	3,700	186,952	63,764	14,385	39,263	2,053

Cost	$202,504	$81,338	$105,363	$134,185	$6,867,905	$2,413,233	$1,744,085	$1,419,671	$153,007

Market Value	$296,058	$88,264	$146,384	$155,680	$7,986,602	$2,693,377	$1,766,012	$1,702,046	$199,242

Receivable from fund shares sold	-	-	-	-	1,863	-	-	-	-
Purchase payments receivable	4	-	-	-	2,530	958	1,702	789	-

Total assets	296,062	88,264	146,384	155,680	7,990,995	2,694,335	1,767,714	1,702,835	199,242

Liabilities:
Payable for fund shares purchased	4	-	-	-	-	958	1,236	789	-
Redemptions payable	-	-	-	-	4,393	-	466	-	-

Total liabilities	4	-	-	-	4,393	958	1,702	789	-

Net assets:
For contract liabilities	$296,058	$88,264	$146,384	$155,680	$7,986,602	$2,693,377	$1,766,012	$1,702,046	$199,242

Deferred contracts in the accumulation period:
Units owned by participants #	9,594	1,545	4,164	8,566	140,207	86,273	28,068	111,537	6,990
Minimum unit fair value #*	$30.028342	$57.112999	$35.154274	$18.174772	$69.978552	$29.300809	$59.472532	$14.258997	$21.952733
Maximum unit fair value #*	$30.028342	$57.112999	$35.154274	$18.174772	$91.972711	$33.380064	$67.751159	$17.090036	$35.203690
Contract liability	$288,080	$88,264	$146,384	$155,680	$7,986,602	$2,693,377	$1,766,012	$1,702,046	$199,242

Deferred contracts in the annuity period:
Units owned by participants #	266	-	-	-	-	-	-	-	-
Minimum unit fair value #*	$30.028342	$-	$-	$-	$-	$-	$-	$-	$-
Maximum unit fair value #*	$30.028342	$-	$-	$-	$-	$-	$-	$-	$-
Contract liability	$7,978	$-	$-	$-	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2023

	Janus Henderson Mid Cap Value Fund	PGIM Jennison Natural Resources Fund	PGIM Jennison Mid-Cap Growth Fund	MassMutual High Yield Fund	JPMorgan Large Cap Growth Fund	JPMorgan Core Bond Fund	JPMorgan Small Cap Equity Fund	JPMorgan Small Cap Growth Fund	JPMorgan Small Cap Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	17,427	238	44,818	285,875	3,404	124,955	1,392	56,528	18,992

Cost	$283,046	$10,850	$929,329	$2,402,715	$187,001	$1,408,111	$57,821	$979,620	$498,387

Market Value	$268,197	$12,133	$641,789	$2,269,851	$199,216	$1,287,041	$58,980	$896,527	$462,087

Receivable from fund shares sold	-	-	-	-	-	-	-	-	-
Purchase payments receivable	102	-	68	2,383	-	5,166	-	1,262	106

Total assets	268,299	12,133	641,857	2,272,234	199,216	1,292,207	58,980	897,789	462,193

Liabilities:
Payable for fund shares purchased	102	-	68	2,383	-	5,166	-	1,262	106
Redemptions payable	-	-	-	-	-	-	-	-	-

Total liabilities	102	-	68	2,383	-	5,166	-	1,262	106

Net assets:
For contract liabilities	$268,197	$12,133	$641,789	$2,269,851	$199,216	$1,287,041	$58,980	$896,527	$462,087

Deferred contracts in the accumulation period:
Units owned by participants #	8,633	1,102	10,214	182,081	4,181	93,498	956	12,277	7,352
Minimum unit fair value #*	$30.631452	$10.378617	$59.726571	$12.466474	$47.652595	$12.617584	$61.383640	$71.718315	$53.802446
Maximum unit fair value #*	$34.146190	$11.084711	$68.246601	$12.466474	$47.652595	$14.417809	$70.139667	$80.147928	$64.748853
Contract liability	$268,197	$12,133	$641,789	$2,269,851	$199,216	$1,287,041	$58,980	$896,527	$462,087

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	-	-	-	-
Minimum unit fair value #*	$-	$-	$-	$-	$-	$-	$-	$-	$-
Maximum unit fair value #*	$-	$-	$-	$-	$-	$-	$-	$-	$-
Contract liability	$-	$-	$-	$-	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2023

	JPMorgan U.S. Equity Fund	JPMorgan SmartRetirement 2020 Fund	JPMorgan SmartRetirement 2025 Fund	JPMorgan SmartRetirement 2030 Fund	JPMorgan SmartRetirement 2035 Fund	JPMorgan SmartRetirement 2040 Fund	JPMorgan SmartRetirement 2045 Fund	JPMorgan SmartRetirement 2050 Fund	JPMorgan SmartRetirement Income Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	33,862	148,785	297,501	286,231	229,762	213,911	154,459	180,960	25,157

Cost	$611,899	$2,591,772	$5,048,219	$5,282,612	$4,422,110	$4,357,687	$3,117,886	$3,687,625	$420,535

Market Value	$716,523	$2,252,601	$4,762,991	$5,020,490	$4,218,421	$4,248,263	$3,064,463	$3,639,109	$370,058

Receivable from fund shares sold	-	-	-	-	-	-	-	-	-
Purchase payments receivable	365	924	480	4,865	546	4,140	4,152	2,206	44

Total assets	716,888	2,253,525	4,763,471	5,025,355	4,218,967	4,252,403	3,068,615	3,641,315	370,102

Liabilities:
Payable for fund shares purchased	286	924	480	4,865	546	4,140	4,152	2,206	44
Redemptions payable	79	-	-	-	-	-	-	-	-

Total liabilities	365	924	480	4,865	546	4,140	4,152	2,206	44

Net assets:
For contract liabilities	$716,523	$2,252,601	$4,762,991	$5,020,490	$4,218,421	$4,248,263	$3,064,463	$3,639,109	$370,058

Deferred contracts in the accumulation period:
Units owned by participants #	14,183	127,335	242,674	241,552	184,428	175,042	125,065	146,057	23,477
Minimum unit fair value #*	$47.028598	$16.534446	$18.059478	$19.514135	$21.231973	$22.415275	$23.061449	$23.058412	$14.696285
Maximum unit fair value #*	$55.909288	$19.423303	$21.214829	$22.923684	$24.941653	$26.331675	$27.090719	$27.087210	$17.264052
Contract liability	$716,523	$2,252,601	$4,762,991	$5,020,490	$4,218,421	$4,248,263	$3,064,463	$3,639,109	$370,058

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	-	-	-	-
Minimum unit fair value #*	$-	$-	$-	$-	$-	$-	$-	$-	$-
Maximum unit fair value #*	$-	$-	$-	$-	$-	$-	$-	$-	$-
Contract liability	$-	$-	$-	$-	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2023

	JPMorgan SmartRetirement 2055 Fund	Loomis Sayles Bond Fund	LKCM Aquinas Catholic Equity Fund	Lord Abbett Affiliated Fund	Lord Abbett Fundamental Equity Fund	Lord Abbett Bond Debenture Fund	Lord Abbett Growth Opportunities Fund	Lord Abbett Dividend Growth Fund	Lord Abbett Total Return Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	69,295	23,078	17,604	23,735	92,934	235,117	11,208	9,770	760,334

Cost	$1,656,907	$288,067	$283,698	$357,055	$1,161,140	$1,843,713	$247,166	$155,012	$7,654,837

Market Value	$1,683,184	$266,241	$294,519	$399,801	$1,238,430	$1,665,917	$217,324	$190,076	$6,713,746

Receivable from fund shares sold	21,565	-	-	-	-	-	-	-	-
Purchase payments receivable	168	310	-	638	-	1,057	288	-	-

Total assets	1,704,917	266,551	294,519	400,439	1,238,430	1,666,974	217,612	190,076	6,713,746

Liabilities:
Payable for fund shares purchased	-	310	-	638	-	1,057	288	-	-
Redemptions payable	21,733	-	-	-	-	-	-	-	-

Total liabilities	21,733	310	-	638	-	1,057	288	-	-

Net assets:
For contract liabilities	$1,683,184	$266,241	$294,519	$399,801	$1,238,430	$1,665,917	$217,324	$190,076	$6,713,746

Deferred contracts in the accumulation period:
Units owned by participants #	69,076	16,742	8,174	16,956	28,817	82,316	7,727	5,560	385,522
Minimum unit fair value #*	$22.836547	$11.468227	$36.032875	$23.013749	$29.184965	$19.606249	$27.437454	$35.352194	$14.393348
Maximum unit fair value #*	$26.437088	$19.226483	$36.032875	$23.617942	$44.891439	$22.045213	$31.052794	$109.044148	$17.690980
Contract liability	$1,683,184	$266,241	$294,519	$399,801	$1,238,430	$1,665,917	$217,324	$190,076	$6,713,746

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	-	-	-	-
Minimum unit fair value #*	$-	$-	$-	$-	$-	$-	$-	$-	$-
Maximum unit fair value #*	$-	$-	$-	$-	$-	$-	$-	$-	$-
Contract liability	$-	$-	$-	$-	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2023

	Lord Abbett Developing Growth Fund	Lord Abbett International Equity Inv Opt	Lord Abbett Value Opportunities Fund	Clearbridge Value Trust	MFS® Emerging Markets Debt Fund	Massachusetts Investors Growth Stock Fund	MFS High Income Fund	MFS International New Discovery Fund	MFS Mid Cap Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	34,238	27,820	147,991	2,301	8,941	61,634	167,495	11,634	19,372

Cost	$718,585	$381,584	$2,750,557	$203,599	$122,380	$1,817,450	$566,887	$347,004	$287,695

Market Value	$629,429	$381,411	$2,601,492	$255,054	$106,931	$2,389,595	$514,208	$354,825	$517,999

Receivable from fund shares sold	7	-	-	-	-	-	-	-	-
Purchase payments receivable	105	778	835	-	298	-	82	44	97

Total assets	629,541	382,189	2,602,327	255,054	107,229	2,389,595	514,290	354,869	518,096

Liabilities:
Payable for fund shares purchased	-	778	611	-	298	-	82	44	97
Redemptions payable	112	-	224	-	-	-	-	-	-

Total liabilities	112	778	835	-	298	-	82	44	97

Net assets:
For contract liabilities	$629,429	$381,411	$2,601,492	$255,054	$106,931	$2,389,595	$514,208	$354,825	$517,999

Deferred contracts in the accumulation period:
Units owned by participants #	24,447	30,839	93,235	7,561	6,945	48,234	30,644	9,437	16,150
Minimum unit fair value #*	$38.998952	$11.064267	$19.324380	$27.686121	$14.304168	$47.697530	$13.299719	$30.500000	$26.945317
Maximum unit fair value #*	$39.093307	$12.771584	$21.263028	$32.415090	$16.201788	$49.747199	$25.920036	$33.437054	$30.473440
Contract liability	$629,429	$381,411	$2,601,492	$255,054	$106,931	$2,389,595	$514,208	$354,825	$517,999

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	-	-	-	-
Minimum unit fair value #*	$-	$-	$-	$-	$-	$-	$-	$-	$-
Maximum unit fair value #*	$-	$-	$-	$-	$-	$-	$-	$-	$-
Contract liability	$-	$-	$-	$-	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2023

	MFS New Discovery Fund	MFS Research International Fund	MFS Total Return Fund	MFS Utilities Fund	MFS Value Fund	MFS Total Return Bond Fund	MFS Massachusetts Investors Trust	MFS International Growth Fund	MFS Core Equity Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	151,251	127,133	130,698	187,605	249,586	75,074	21,734	5,839	50,183

Cost	$4,098,302	$2,375,099	$2,458,456	$4,050,829	$10,103,100	$767,660	$718,575	$201,807	$1,556,108

Market Value	$3,542,291	$2,785,489	$2,500,255	$3,921,762	$11,769,798	$717,703	$735,469	$231,412	$2,280,712

Receivable from fund shares sold	-	-	-	-	-	-	-	-	-
Purchase payments receivable	3,619	2,582	3,703	8	1,963	399	583	-	-

Total assets	3,545,910	2,788,071	2,503,958	3,921,770	11,771,761	718,102	736,052	231,412	2,280,712

Liabilities:
Payable for fund shares purchased	3,619	2,530	3,665	8	1,002	399	479	-	-
Redemptions payable	-	52	38	-	961	-	104	-	-

Total liabilities	3,619	2,582	3,703	8	1,963	399	583	-	-

Net assets:
For contract liabilities	$3,542,291	$2,785,489	$2,500,255	$3,921,762	$11,769,798	$717,703	$735,469	$231,412	$2,280,712

Deferred contracts in the accumulation period:
Units owned by participants #	123,010	199,536	106,235	162,281	333,122	48,827	10,534	10,115	79,403
Minimum unit fair value #*	$24.582710	$12.924272	$23.422569	$26.667218	$25.918648	$14.634943	$62.517360	$22.311417	$28.310777
Maximum unit fair value #*	$28.878394	$14.881594	$24.866080	$56.216735	$31.911263	$17.084442	$75.236022	$24.752126	$53.473998
Contract liability	$3,542,291	$2,785,489	$2,500,255	$3,921,762	$11,769,798	$717,703	$735,469	$231,412	$2,280,712

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	-	-	-	-
Minimum unit fair value #*	$-	$-	$-	$-	$-	$-	$-	$-	$-
Maximum unit fair value #*	$-	$-	$-	$-	$-	$-	$-	$-	$-
Contract liability	$-	$-	$-	$-	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2023

	MFS Government Securities Fund	MFS International Intrinsic Value Fund	MFS Technology Fund	MFS Utilities Series	MFS Growth Fund	MFS High Yield Portfolio	BlackRock Global Allocation Fund, Inc.	BlackRock Advantage Large Cap Core Fund	BlackRock Advantage U.S. Total Market Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	461,335	503,750	5,147	2,581	6,065	1,250	321,208	4,074	561

Cost	$4,465,764	$20,406,528	$206,991	$82,358	$765,369	$7,087	$6,182,166	$67,376	$14,186

Market Value	$4,036,677	$18,603,504	$268,409	$83,223	$951,286	$6,249	$5,871,687	$77,073	$13,944

Receivable from fund shares sold	-	-	-	-	-	-	811	-	-
Purchase payments receivable	3,602	7,735	-	-	1,053	-	2,152	-	-

Total assets	4,040,279	18,611,239	268,409	83,223	952,339	6,249	5,874,650	77,073	13,944

Liabilities:
Payable for fund shares purchased	3,602	7,428	-	-	1,053	-	-	-	-
Redemptions payable	-	307	-	-	-	-	2,963	-	-

Total liabilities	3,602	7,735	-	-	1,053	-	2,963	-	-

Net assets:
For contract liabilities	$4,036,677	$18,603,504	$268,409	$83,223	$951,286	$6,249	$5,871,687	$77,073	$13,944

Deferred contracts in the accumulation period:
Units owned by participants #	317,379	372,646	2,094	2,526	21,196	439	295,606	2,452	498
Minimum unit fair value #*	$10.943036	$42.063923	$117.849763	$32.949409	$42.789512	$14.225400	$21.467321	$33.386665	$28.017200
Maximum unit fair value #*	$13.309876	$50.623008	$134.657021	$32.949409	$46.993950	$14.225400	$21.808070	$34.917681	$28.017200
Contract liability	$4,036,677	$18,603,504	$268,409	$83,223	$951,286	$6,249	$5,871,687	$77,073	$13,944

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	-	-	-	-
Minimum unit fair value #*	$-	$-	$-	$-	$-	$-	$-	$-	$-
Maximum unit fair value #*	$-	$-	$-	$-	$-	$-	$-	$-	$-
Contract liability	$-	$-	$-	$-	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2023

	BlackRock Mid-Cap Value Fund	BlackRock International Dividend Fund	BlackRock Mid Cap Growth Equity Portfolio	Victory Munder Mid-Cap Core Growth Fund	MassMutual 80/20 Allocation Fund	Neuberger Berman Sustainable Equity Fund	Nuveen International Value Fund	Invesco Capital Appreciation Fund	Invesco V.I. Global Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	57,556	6,870	14,012	91,262	287	40,802	5,260	12,504	61,810

Cost	$1,094,791	$202,303	$367,558	$1,346,540	$2,591	$1,708,752	$125,515	$760,788	$5,363,554

Market Value	$1,212,135	$219,231	$457,634	$833,225	$2,685	$1,640,031	$142,804	$804,004	$5,549,964

Receivable from fund shares sold	-	-	-	-	-	234	-	-	-
Purchase payments receivable	48	818	95	479	-	6,218	216	-	595

Total assets	1,212,183	220,049	457,729	833,704	2,685	1,646,483	143,020	804,004	5,550,559

Liabilities:
Payable for fund shares purchased	48	683	95	395	-	6,452	216	-	195
Redemptions payable	-	135	-	84	-	-	-	-	400

Total liabilities	48	818	95	479	-	6,452	216	-	595

Net assets:
For contract liabilities	$1,212,135	$219,231	$457,634	$833,225	$2,685	$1,640,031	$142,804	$804,004	$5,549,964

Deferred contracts in the accumulation period:
Units owned by participants #	39,879	12,557	12,441	21,394	152	37,192	11,106	25,328	106,457
Minimum unit fair value #*	$34.446679	$17.079732	$35.652568	$32.285287	$17.720174	$38.008467	$12.416381	$28.763012	$42.706120
Maximum unit fair value #*	$35.656628	$18.052184	$39.897922	$89.492161	$17.720174	$73.435500	$13.676008	$37.879293	$254.782653
Contract liability	$1,212,135	$219,231	$457,634	$833,225	$2,685	$1,640,031	$142,804	$804,004	$5,549,964

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	-	-	-	-
Minimum unit fair value #*	$-	$-	$-	$-	$-	$-	$-	$-	$-
Maximum unit fair value #*	$-	$-	$-	$-	$-	$-	$-	$-	$-
Contract liability	$-	$-	$-	$-	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2023

	Invesco Global Opportunities Fund	Invesco Oppenheimer International Growth Fund	Invesco Main Street Fund	Invesco Global Strategic Income Fund	Invesco Main Street Mid Cap Fund	Invesco Developing Markets Fund	Invesco International Bond Fund	Invesco Main Street All Cap Fund	Invesco Gold & Special Minerals Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	2,695	15,585	8,172	80,882	96,501	67,295	635,191	57,688	72,349

Cost	$195,311	$612,777	$403,270	$293,067	$2,458,231	$2,605,504	$3,391,734	$1,100,192	$1,521,148

Market Value	$136,951	$559,204	$406,172	$254,779	$2,578,503	$2,634,005	$2,826,599	$1,320,471	$1,656,075

Receivable from fund shares sold	-	-	-	-	-	-	-	-	-
Purchase payments receivable	1,629	707	104	224	617	585	2,209	202	694

Total assets	138,580	559,911	406,276	255,003	2,579,120	2,634,590	2,828,808	1,320,673	1,656,769

Liabilities:
Payable for fund shares purchased	1,629	707	104	224	506	276	1,890	138	694
Redemptions payable	-	-	-	-	111	309	319	64	-

Total liabilities	1,629	707	104	224	617	585	2,209	202	694

Net assets:
For contract liabilities	$136,951	$559,204	$406,172	$254,779	$2,578,503	$2,634,005	$2,826,599	$1,320,471	$1,656,075

Deferred contracts in the accumulation period:
Units owned by participants #	7,664	28,015	13,857	17,895	92,698	104,012	208,591	42,522	128,862
Minimum unit fair value #*	$17.868719	$18.557930	$28.242155	$14.592068	$28.139514	$16.469911	$13.675762	$31.880710	$11.826094
Maximum unit fair value #*	$17.868719	$22.467720	$32.793175	$14.939857	$29.111708	$60.580526	$14.789967	$32.945319	$14.648248
Contract liability	$136,951	$559,204	$406,172	$254,779	$2,578,503	$2,634,005	$2,826,599	$1,320,471	$1,656,075

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	-	-	-	-
Minimum unit fair value #*	$-	$-	$-	$-	$-	$-	$-	$-	$-
Maximum unit fair value #*	$-	$-	$-	$-	$-	$-	$-	$-	$-
Contract liability	$-	$-	$-	$-	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2023

	Invesco International Diversified Fund	Invesco Rising Dividends Fund	Putnam Focused International Equity Fund	Putnam VT High Yield Fund	Putnam VT Emerging Markets Equity Fund	Putnam VT Sustainable Leaders Fund	Putnam VT Small Cap Value Fund	Pioneer Disciplined Value Fund	Pioneer Equity Income Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	13,086	521	516	30,875	3,633	11,396	14,927	16,201	2,874

Cost	$221,505	$11,327	$7,802	$195,100	$71,620	$365,124	$175,498	$238,936	$103,532

Market Value	$210,941	$12,014	$7,360	$171,359	$61,284	$451,292	$170,615	$221,955	$86,533

Receivable from fund shares sold	-	-	-	-	-	-	-	-	-
Purchase payments receivable	203	45	-	-	-	-	-	461	-

Total assets	211,144	12,059	7,360	171,359	61,284	451,292	170,615	222,416	86,533

Liabilities:
Payable for fund shares purchased	203	45	-	-	-	-	-	461	-
Redemptions payable	-	-	-	-	-	-	-	-	-

Total liabilities	203	45	-	-	-	-	-	461	-

Net assets:
For contract liabilities	$210,941	$12,014	$7,360	$171,359	$61,284	$451,292	$170,615	$221,955	$86,533

Deferred contracts in the accumulation period:
Units owned by participants #	11,400	470	337	7,848	4,233	8,594	4,781	7,629	1,757
Minimum unit fair value #*	$18.401404	$25.542742	$21.850060	$21.835299	$14.478950	$52.428190	$28.021783	$27.573282	$49.242615
Maximum unit fair value #*	$20.128695	$26.108096	$21.850060	$21.835299	$14.478950	$56.983200	$42.558032	$29.549064	$49.242615
Contract liability	$210,941	$12,014	$7,360	$171,359	$61,282	$451,287	$135,974	$221,955	$86,533

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	-	1,236	-	-
Minimum unit fair value #*	$-	$-	$-	$-	$14.478950	$52.428190	$28.021783	$-	$-
Maximum unit fair value #*	$-	$-	$-	$-	$14.478950	$52.428190	$28.021783	$-	$-
Contract liability	$-	$-	$-	$-	$2	$5	$34,641	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2023

	Pioneer Fundamental Growth Fund	Virtus NFJ International Value Fund	Virtus NFJ Small-Cap Value Fund	Virtus NFJ Dividend Value Fund	PIMCO Total Return Fund	PIMCO Emerging Markets Bond Fund	PIMCO Real Return Fund	Pioneer Fund	Pioneer High Yield Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	1,457	1,026	78,094	236,128	1,214,278	38,405	713,313	20,242	104,696

Cost	$37,762	$18,962	$1,267,438	$2,809,405	$12,210,825	$387,716	$7,970,012	$658,923	$967,273

Market Value	$45,215	$19,611	$925,412	$2,403,785	$10,503,508	$322,214	$7,154,530	$738,410	$893,057

Receivable from fund shares sold	-	-	-	-	34,750	-	-	-	1,495
Purchase payments receivable	8	-	41,304	2,430	9,538	25	-	1,496	44

Total assets	45,223	19,611	966,716	2,406,215	10,547,796	322,239	7,154,530	739,906	894,596

Liabilities:
Payable for fund shares purchased	8	-	41,304	2,348	-	25	-	1,441	-
Redemptions payable	-	-	-	82	44,288	-	-	55	1,539

Total liabilities	8	-	41,304	2,430	44,288	25	-	1,496	1,539

Net assets:
For contract liabilities	$45,215	$19,611	$925,412	$2,403,785	$10,503,508	$322,214	$7,154,530	$738,410	$893,057

Deferred contracts in the accumulation period:
Units owned by participants #	1,147	1,832	40,529	112,147	672,992	18,631	458,256	18,347	43,246
Minimum unit fair value #*	$37.524338	$10.703098	$21.076887	$20.457600	$14.350176	$17.427720	$14.634934	$34.762793	$19.977121
Maximum unit fair value #*	$40.071464	$10.703098	$24.267586	$23.554624	$15.131366	$17.505007	$15.158101	$39.800021	$20.004501
Contract liability	$45,215	$19,611	$925,412	$2,403,785	$10,503,508	$322,214	$7,154,530	$738,410	$893,057

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	-	-	-	-
Minimum unit fair value #*	$-	$-	$-	$-	$-	$-	$-	$-	$-
Maximum unit fair value #*	$-	$-	$-	$-	$-	$-	$-	$-	$-
Contract liability	$-	$-	$-	$-	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2023

	Pioneer Strategic Income Fund	Pioneer Mid Cap Value Fund	Pioneer Select Mid Cap Growth Fund	PIMCO Total Return ESG Fund	Putnam Large Cap Value Fund	Putnam High Yield Fund	Putnam International Equity Fund	Putnam Sustainable Leaders Fund	Putnam International Capital Opportunities Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	485,367	43,874	2,490	398,550	85,559	163,034	267	49	6,862

Cost	$5,034,428	$1,025,079	$107,657	$3,616,096	$2,466,124	$910,676	$6,075	$4,703	$261,738

Market Value	$4,596,429	$1,014,355	$105,300	$3,056,882	$2,640,343	$862,452	$6,707	$5,303	$268,316

Receivable from fund shares sold	-	-	-	-	-	-	-	-	1,560
Purchase payments receivable	2,066	274	-	5,233	278	2,596	178	-	54

Total assets	4,598,495	1,014,629	105,300	3,062,115	2,640,621	865,048	6,885	5,303	269,930

Liabilities:
Payable for fund shares purchased	1,856	274	-	5,233	276	2,596	178	-	-
Redemptions payable	210	-	-	-	2	-	-	-	1,614

Total liabilities	2,066	274	-	5,233	278	2,596	178	-	1,614

Net assets:
For contract liabilities	$4,596,429	$1,014,355	$105,300	$3,056,882	$2,640,343	$862,452	$6,707	$5,303	$268,316

Deferred contracts in the accumulation period:
Units owned by participants #	237,159	43,631	2,718	252,307	81,591	41,535	541	116	19,420
Minimum unit fair value #*	$17.445288	$25.726611	$36.784603	$10.450109	$30.860000	$20.670342	$12.377457	$41.367880	$12.826177
Maximum unit fair value #*	$20.300787	$27.139317	$40.973080	$12.135625	$39.586117	$21.529057	$15.151910	$44.805045	$14.527530
Contract liability	$4,596,429	$1,014,355	$105,300	$3,056,882	$2,640,343	$862,452	$6,707	$5,303	$268,316

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	-	-	-	-
Minimum unit fair value #*	$-	$-	$-	$-	$-	$-	$-	$-	$-
Maximum unit fair value #*	$-	$-	$-	$-	$-	$-	$-	$-	$-
Contract liability	$-	$-	$-	$-	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2023

	Putnam Small Cap Growth Fund	Royce Small-Cap Total Return Fund	Royce Smaller- Companies Growth Fund	Royce Small-Cap Value Fund	Columbia Large Cap Value Fund	Virtus Ceredex Small-Cap Value Equity Fund	Virtus Ceredex Mid-Cap Value Equity Fund	Virtus Ceredex Large-Cap Value Equity Fund	DWS RREEF Real Estate Securities Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	4,666	109,108	62,724	13,179	13,031	80,976	67,734	77	1,016

Cost	$244,468	$1,003,154	$590,732	$124,319	$192,930	$739,012	$823,799	$1,010	$21,441

Market Value	$279,003	$840,133	$402,063	$135,084	$199,631	$569,260	$780,295	$827	$21,352

Receivable from fund shares sold	-	2,724	-	-	-	6	-	-	-
Purchase payments receivable	90	-	14	107	-	-	100	-	-

Total assets	279,093	842,857	402,077	135,191	199,631	569,266	780,395	827	21,352

Liabilities:
Payable for fund shares purchased	90	-	14	107	-	-	100	-	-
Redemptions payable	-	2,724	-	-	-	6	-	-	-

Total liabilities	90	2,724	14	107	-	6	100	-	-

Net assets:
For contract liabilities	$279,003	$840,133	$402,063	$135,084	$199,631	$569,260	$780,295	$827	$21,352

Deferred contracts in the accumulation period:
Units owned by participants #	7,173	57,896	12,650	9,758	7,747	10,316	12,221	32	869
Minimum unit fair value #*	$35.986497	$14.137618	$28.645563	$13.800625	$23.596450	$50.911513	$58.686056	$26.086194	$24.566638
Maximum unit fair value #*	$40.916024	$14.884203	$36.081033	$14.200894	$26.733043	$56.895196	$65.583810	$26.086194	$24.566638
Contract liability	$279,003	$840,133	$402,063	$135,084	$199,631	$569,260	$780,295	$827	$21,352

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	-	-	-	-
Minimum unit fair value #*	$-	$-	$-	$-	$-	$-	$-	$-	$-
Maximum unit fair value #*	$-	$-	$-	$-	$-	$-	$-	$-	$-
Contract liability	$-	$-	$-	$-	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2023

	DWS CROCI Equity Dividend Fund	DWS Enhanced Emerging Markets Fixed Income	SSgA S&P 500 Index Fund	DWS Core Equity VIP	DWS International Growth Fund	MassMutual Overseas Fund	MassMutual Total Return Bond Fund	MassMutual Blue Chip Growth Fund	MassMutual Mid Cap Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	4,140	244	14,759	1,967	3,579	2,644	18,481	1,904,362	82,465

Cost	$201,403	$2,228	$3,267,533	$21,404	$121,958	$21,594	$180,758	$45,991,263	$1,864,825

Market Value	$215,732	$1,711	$3,327,052	$24,081	$132,576	$21,837	$158,565	$37,565,066	$1,543,632

Receivable from fund shares sold	-	-	-	-	-	-	-	-	-
Purchase payments receivable	249	-	1,806	-	73	-	-	13,112	2,622

Total assets	215,981	1,711	3,328,858	24,081	132,649	21,837	158,565	37,578,178	1,546,254

Liabilities:
Payable for fund shares purchased	249	-	1,733	-	73	-	-	13,112	2,622
Redemptions payable	-	-	73	-	-	-	-	-	-

Total liabilities	249	-	1,806	-	73	-	-	13,112	2,622

Net assets:
For contract liabilities	$215,732	$1,711	$3,327,052	$24,081	$132,576	$21,837	$158,565	$37,565,066	$1,543,632

Deferred contracts in the accumulation period:
Units owned by participants #	10,460	118	63,572	561	8,221	1,603	15,063	2,023,747	94,450
Minimum unit fair value #*	$20.497627	$14.441697	$43.516954	$42.942513	$14.871141	$13.622129	$10.065217	$16.780000	$14.320000
Maximum unit fair value #*	$20.629206	$14.876159	$54.803466	$42.942513	$16.122606	$13.622129	$10.612392	$32.643420	$23.666744
Contract liability	$215,732	$1,711	$3,327,052	$24,081	$132,576	$21,837	$158,565	$37,565,066	$1,543,632

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	-	-	-	-
Minimum unit fair value #*	$-	$-	$-	$-	$-	$-	$-	$-	$-
Maximum unit fair value #*	$-	$-	$-	$-	$-	$-	$-	$-	$-
Contract liability	$-	$-	$-	$-	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2023

	MassMutual Strategic Bond Fund	ClearBridge Appreciation Fund	ClearBridge Aggressive Growth Fund	ClearBridge All Cap Value Fund	ClearBridge Mid Cap Fund	ClearBridge Small Cap Growth Fund	Thornburg International Equity Fund	Thornburg Small Mid Cap Core Fund	Thornburg Small Mid Cap Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	366,544	23,923	397	2,782	46,717	20,021	84,935	6,554	23,111

Cost	$3,824,607	$588,424	$47,308	$40,471	$1,528,545	$694,471	$2,102,436	$415,700	$756,316

Market Value	$3,198,338	$737,062	$41,652	$36,866	$1,560,362	$713,257	$2,033,857	$434,876	$590,795

Receivable from fund shares sold	-	-	5,453	-	-	-	-	-	-
Purchase payments receivable	3,979	198	-	-	846	41,195	126	78	1,092

Total assets	3,202,317	737,260	47,105	36,866	1,561,208	754,452	2,033,983	434,954	591,887

Liabilities:
Payable for fund shares purchased	3,979	198	-	-	846	40,915	126	78	1,092
Redemptions payable	-	-	5,453	-	-	280	-	-	-

Total liabilities	3,979	198	5,453	-	846	41,195	126	78	1,092

Net assets:
For contract liabilities	$3,198,338	$737,062	$41,652	$36,866	$1,560,362	$713,257	$2,033,857	$434,876	$590,795

Deferred contracts in the accumulation period:
Units owned by participants #	331,248	20,387	1,575	1,552	27,064	20,345	108,115	16,375	21,479
Minimum unit fair value #*	$8.670000	$34.126151	$23.537358	$22.086433	$51.694471	$30.107994	$17.485398	$24.543140	$44.966524
Maximum unit fair value #*	$10.845196	$38.320200	$26.990405	$23.768369	$59.068499	$38.457295	$28.229008	$47.168614	$51.381281
Contract liability	$3,198,338	$737,062	$41,652	$36,866	$1,560,362	$713,257	$2,033,857	$434,876	$590,795

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	-	-	-	-
Minimum unit fair value #*	$-	$-	$-	$-	$-	$-	$-	$-	$-
Maximum unit fair value #*	$-	$-	$-	$-	$-	$-	$-	$-	$-
Contract liability	$-	$-	$-	$-	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2023

	Timothy Plan Large/Mid Cap Value Fund	T. Rowe Price Growth Stock Fund, Inc.	T. Rowe Price Equity Income Fund	T. Rowe Price Retirement 2010 Fund	T. Rowe Price Retirement 2020 Fund	T. Rowe Price Retirement 2030 Fund	T. Rowe Price Retirement 2040 Fund	T. Rowe Price Retirement 2050 Fund	T. Rowe Price Retirement Balanced Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	13,258	62,096	34,314	32,282	451,567	737,668	395,772	489,063	44,717

Cost	$252,520	$4,279,413	$1,089,629	$539,018	$9,000,504	$17,717,560	$10,340,225	$7,550,533	$646,084

Market Value	$294,063	$4,907,480	$1,148,474	$462,277	$7,816,631	$17,180,278	$10,670,026	$8,035,311	$570,594

Receivable from fund shares sold	-	-	-	-	-	-	-	-	-
Purchase payments receivable	-	25,551	3,324	335	3,255	13,144	8,074	6,235	908

Total assets	294,063	4,933,031	1,151,798	462,612	7,819,886	17,193,422	10,678,100	8,041,546	571,502

Liabilities:
Payable for fund shares purchased	-	23,938	3,324	335	3,255	13,144	632	6,235	908
Redemptions payable	-	1,613	-	-	-	-	7,442	-	-

Total liabilities	-	25,551	3,324	335	3,255	13,144	8,074	6,235	908

Net assets:
For contract liabilities	$294,063	$4,907,480	$1,148,474	$462,277	$7,816,631	$17,180,278	$10,670,026	$8,035,311	$570,594

Deferred contracts in the accumulation period:
Units owned by participants #	7,849	127,469	50,113	25,834	367,965	717,030	406,568	298,081	33,449
Minimum unit fair value #*	$35.003232	$37.091214	$21.651511	$17.079069	$19.452824	$21.998948	$24.211011	$24.824127	$16.205207
Maximum unit fair value #*	$41.613158	$43.081807	$25.148876	$20.772695	$23.659483	$26.756345	$29.446845	$30.192400	$18.658463
Contract liability	$294,063	$4,907,480	$1,148,474	$462,277	$7,816,631	$17,180,278	$10,670,026	$8,035,311	$570,594

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	-	-	-	-
Minimum unit fair value #*	$-	$-	$-	$-	$-	$-	$-	$-	$-
Maximum unit fair value #*	$-	$-	$-	$-	$-	$-	$-	$-	$-
Contract liability	$-	$-	$-	$-	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2023

	T. Rowe Price Retirement 2035 Fund	T. Rowe Price Retirement 2045 Fund	T. Rowe Price Retirement 2055 Fund	UBS Global Allocation Fund	Vanguard Small-Cap Index Fund	Vanguard Mid-Cap Index Fund	Vanguard Total Bond Market Index Fund	Victory Diversified Stock Fund	Victory Special Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	2,945	3,533	651	1,448	33,404	7,838	92,582	22,428	40,485

Cost	$53,770	$67,314	$10,844	$17,107	$1,923,397	$1,279,331	$1,000,463	$419,801	$1,030,810

Market Value	$55,341	$68,474	$11,290	$15,393	$3,413,546	$2,257,970	$898,975	$427,030	$1,120,217

Receivable from fund shares sold	-	-	-	-	-	-	-	-	-
Purchase payments receivable	110	1,371	39	-	-	-	-	81	1,163

Total assets	55,451	69,845	11,329	15,393	3,413,546	2,257,970	898,975	427,111	1,121,380

Liabilities:
Payable for fund shares purchased	110	1,371	39	-	-	-	-	81	1,163
Redemptions payable	-	-	-	-	-	-	-	-	-

Total liabilities	110	1,371	39	-	-	-	-	81	1,163

Net assets:
For contract liabilities	$55,341	$68,474	$11,290	$15,393	$3,413,546	$2,257,970	$898,975	$427,030	$1,120,217

Deferred contracts in the accumulation period:
Units owned by participants #	3,177	3,715	616	989	159,383	100,382	78,019	10,901	35,428
Minimum unit fair value #*	$17.246725	$18.327532	$18.334921	$15.189721	$21.417283	$22.493779	$11.522465	$19.040000	$30.483860
Maximum unit fair value #*	$17.931475	$19.055135	$19.062825	$15.906855	$21.417283	$22.493779	$11.522465	$38.494062	$38.033949
Contract liability	$55,341	$68,474	$11,290	$15,393	$3,413,546	$2,257,970	$898,975	$427,030	$1,120,217

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	-	-	-	-
Minimum unit fair value #*	$-	$-	$-	$-	$-	$-	$-	$-	$-
Maximum unit fair value #*	$-	$-	$-	$-	$-	$-	$-	$-	$-
Contract liability	$-	$-	$-	$-	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2023

	Victory Sycamore Small Company Opportunity Fund	Victory Sycamore Established Value Fund	Invesco Comstock Fund	Invesco Equity and Income Fund	Invesco Growth and Income Fund	Invesco Quality Income Fund	Invesco Small Cap Value Fund	Invesco Value Opportunities Fund	Invesco Diversified Dividend Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (2)	Sub-Account
Assets:
Investments:
Number of shares	43,757	186,297	135,419	1,096,081	94,252	184	47,185	21,522	24,161

Cost	$1,937,130	$9,020,715	$3,302,212	$11,136,365	$2,136,794	$2,029	$844,618	$350,807	$451,444

Market Value	$2,086,778	$8,643,412	$3,699,649	$11,048,496	$1,911,439	$1,805	$958,335	$381,370	$425,475

Receivable from fund shares sold	-	-	-	-	-	-	-	-	-
Purchase payments receivable	1,277	769	1,464	1,110	442	-	893	238	23

Total assets	2,088,055	8,644,181	3,701,113	11,049,606	1,911,881	1,805	959,228	381,608	425,498

Liabilities:
Payable for fund shares purchased	594	769	1,464	1,077	225	-	893	238	23
Redemptions payable	683	-	-	33	217	-	-	-	-

Total liabilities	1,277	769	1,464	1,110	442	-	893	238	23

Net assets:
For contract liabilities	$2,086,778	$8,643,412	$3,699,649	$11,048,496	$1,911,439	$1,805	$958,335	$381,370	$425,475

Deferred contracts in the accumulation period:
Units owned by participants #	55,917	383,357	103,358	428,425	70,129	145	11,189	21,318	17,080
Minimum unit fair value #*	$34.276302	$71.518480	$37.279480	$33.778914	$29.469940	$12.040837	$82.254467	$28.181835	$19.407813
Maximum unit fair value #*	$41.690074	$86.068269	$49.153913	$44.397107	$31.330342	$12.668555	$93.986707	$31.597054	$25.713307
Contract liability	$2,086,778	$8,643,412	$3,699,649	$11,048,496	$1,911,439	$1,805	$958,335	$381,370	$425,475

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	-	-	-	-
Minimum unit fair value #*	$-	$-	$-	$-	$-	$-	$-	$-	$-
Maximum unit fair value #*	$-	$-	$-	$-	$-	$-	$-	$-	$-
Contract liability	$-	$-	$-	$-	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value
2	Invesco American Value Fund was acquired by Invesco Value Opportunities Fund effective February 10, 2023.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2023

	Invesco American Franchise Fund	Invesco Global Core Equity Fund	Vanguard 500 Index Fund	Allspring International Equity Fund	Allspring Core Bond Fund	Columbia Seligman Technology and Information Fund	Columbia Seligman Global Technology Fund	Columbia Select Small Cap Value Fund	TIAA-CREF Large Cap Value Index Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	32,990	4,178	16,412	1,932	4,647	8,354	13,387	22	158,511

Cost	$688,647	$59,110	$4,059,626	$23,618	$59,796	$719,549	$631,535	$455	$3,125,317

Market Value	$744,265	$59,916	$7,221,327	$24,617	$53,393	$933,967	$876,174	$509	$3,731,344

Receivable from fund shares sold	-	-	-	-	-	-	-	-	-
Purchase payments receivable	57	15	-	-	8	328	831	-	752

Total assets	744,322	59,931	7,221,327	24,617	53,401	934,295	877,005	509	3,732,096

Liabilities:
Payable for fund shares purchased	57	15	-	-	8	328	831	-	752
Redemptions payable	-	-	-	-	-	-	-	-	-

Total liabilities	57	15	-	-	8	328	831	-	752

Net assets:
For contract liabilities	$744,265	$59,916	$7,221,327	$24,617	$53,393	$933,967	$876,174	$509	$3,731,344

Deferred contracts in the accumulation period:
Units owned by participants #	19,048	3,489	255,545	2,093	4,617	9,778	10,443	29	115,828
Minimum unit fair value #*	$35.942438	$16.938609	$28.258569	$11.471356	$11.192065	$93.891077	$76.449064	$17.491411	$27.971647
Maximum unit fair value #*	$41.334626	$18.632993	$28.258569	$11.957513	$12.384847	$99.421017	$88.794387	$17.491411	$32.482029
Contract liability	$744,265	$59,916	$7,221,327	$24,617	$53,393	$933,967	$876,174	$509	$3,731,344

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	-	-	-	-
Minimum unit fair value #*	$-	$-	$-	$-	$-	$-	$-	$-	$-
Maximum unit fair value #*	$-	$-	$-	$-	$-	$-	$-	$-	$-
Contract liability	$-	$-	$-	$-	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2023

	TIAA-CREF Large Cap Growth Fund	TIAA-CREF Bond Index Fund	TIAA-CREF Equity Index Fund	MassMutual Equity Opportunities Fund	MassMutual RetireSMARTSM by JPMorgan 2020 Fund	MassMutual RetireSMARTSM by JPMorgan 2025 Fund	MassMutual RetireSMARTSM by JPMorgan 2030 Fund	MassMutual RetireSMARTSM by JPMorgan 2035 Fund	MassMutual RetireSMARTSM by JPMorgan 2040 Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	78,435	23,877	169,752	123,552	35,828	128,217	145,052	158,848	259,302

Cost	$2,843,727	$244,248	$4,275,786	$2,150,222	$390,287	$1,485,942	$1,641,979	$1,840,685	$2,889,655

Market Value	$4,104,516	$231,364	$5,810,626	$2,134,982	$373,332	$1,303,963	$1,531,753	$1,667,905	$2,816,019

Receivable from fund shares sold	-	-	-	-	-	-	-	-	-
Purchase payments receivable	476	1,308	8,012	1,136	144	580	327	861	399

Total assets	4,104,992	232,672	5,818,638	2,136,118	373,476	1,304,543	1,532,080	1,668,766	2,816,418

Liabilities:
Payable for fund shares purchased	476	1,308	8,012	1,073	144	580	327	861	399
Redemptions payable	-	-	-	63	-	-	-	-	-

Total liabilities	476	1,308	8,012	1,136	144	580	327	861	399

Net assets:
For contract liabilities	$4,104,516	$231,364	$5,810,626	$2,134,982	$373,332	$1,303,963	$1,531,753	$1,667,905	$2,816,019

Deferred contracts in the accumulation period:
Units owned by participants #	72,065	21,226	137,383	127,353	29,043	87,366	101,333	99,968	167,823
Minimum unit fair value #*	$49.563970	$10.034661	$37.145931	$16.764266	$13.170048	$14.188293	$14.977233	$15.728105	$16.305258
Maximum unit fair value #*	$57.554530	$11.175367	$43.135066	$16.764266	$14.371646	$16.017592	$16.343733	$17.755947	$17.792991
Contract liability	$4,104,516	$231,364	$5,810,626	$2,134,982	$373,332	$1,303,963	$1,531,753	$1,667,905	$2,816,019

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	-	-	-	-
Minimum unit fair value #*	$-	$-	$-	$-	$-	$-	$-	$-	$-
Maximum unit fair value #*	$-	$-	$-	$-	$-	$-	$-	$-	$-
Contract liability	$-	$-	$-	$-	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2023

	MassMutual RetireSMARTSM by JPMorgan 2045 Fund	MassMutual RetireSMARTSM by JPMorgan 2050 Fund	MassMutual RetireSMARTSM by JPMorgan In Retirement Fund	MassMutual RetireSMARTSM by JPMorgan 2055 Fund	American Century Heritage Fund	ClearBridge Small Cap Value Fund	North Square Spectrum Alpha Fund	MassMutual Strategic Emerging Markets Fund	MassMutual International Equity Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	118,158	79,905	33,959	40,464	65,157	634	9,222	1,212	483

Cost	$1,355,632	$661,521	$368,926	$407,367	$1,302,061	$10,099	$100,580	$14,769	$3,642

Market Value	$1,209,936	$638,439	$330,764	$367,818	$1,208,670	$11,347	$66,121	$11,994	$3,711

Receivable from fund shares sold	-	-	-	-	-	-	23	-	-
Purchase payments receivable	2,754	25	355	196	61,930	-	33	54	48

Total assets	1,212,690	638,464	331,119	368,014	1,270,600	11,347	66,177	12,048	3,759

Liabilities:
Payable for fund shares purchased	2,754	25	355	196	61,930	-	-	54	48
Redemptions payable	-	-	-	-	-	-	56	-	-

Total liabilities	2,754	25	355	196	61,930	-	56	54	48

Net assets:
For contract liabilities	$1,209,936	$638,439	$330,764	$367,818	$1,208,670	$11,347	$66,121	$11,994	$3,711

Deferred contracts in the accumulation period:
Units owned by participants #	68,008	35,932	24,310	20,546	52,687	490	3,900	978	353
Minimum unit fair value #*	$16.827589	$17.072937	$12.262534	$17.129626	$21.551891	$19.364395	$16.756719	$9.900000	$10.503503
Maximum unit fair value #*	$18.997200	$18.630753	$13.843554	$18.692571	$24.453752	$23.523201	$17.707912	$12.350616	$10.503503
Contract liability	$1,209,936	$638,439	$330,764	$367,818	$1,208,670	$11,347	$66,121	$11,994	$3,711

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	-	-	-	-
Minimum unit fair value #*	$-	$-	$-	$-	$-	$-	$-	$-	$-
Maximum unit fair value #*	$-	$-	$-	$-	$-	$-	$-	$-	$-
Contract liability	$-	$-	$-	$-	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2023

	MassMutual Small Cap Opportunities Fund	MassMutual Small Cap Growth Equity Fund	Fidelity VIP Freedom 2035 Portfolio	Fidelity VIP Freedom 2050 Portfolio	Delaware Ivy Small Cap Growth Fund	JPMorgan Mid Cap Growth Fund	Invesco Discovery Mid Cap Growth Fund	T. Rowe Price Retirement 2060 Fund	MSIF Global Opportunity Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	51,137	263,201	464	28	39,092	36,553	45,406	10,005	7,261

Cost	$815,080	$2,795,536	$9,429	$486	$812,674	$1,625,072	$1,071,928	$136,914	$183,544

Market Value	$844,271	$2,329,332	$11,938	$632	$683,323	$1,657,684	$1,068,392	$145,169	$203,373

Receivable from fund shares sold	-	-	-	-	-	-	-	-	-
Purchase payments receivable	3,081	-	-	-	283	-	892	71	10

Total assets	847,352	2,329,332	11,938	632	683,606	1,657,684	1,069,284	145,240	203,383

Liabilities:
Payable for fund shares purchased	3,081	-	-	-	283	-	892	71	10
Redemptions payable	-	-	-	-	-	-	-	-	-

Total liabilities	3,081	-	-	-	283	-	892	71	10

Net assets:
For contract liabilities	$844,271	$2,329,332	$11,938	$632	$683,323	$1,657,684	$1,068,392	$145,169	$203,373

Deferred contracts in the accumulation period:
Units owned by participants #	43,730	94,716	649	33	32,985	93,225	68,008	7,576	8,215
Minimum unit fair value #*	$20.630913	$11.143689	$18.380972	$19.282132	$18.965455	$17.781463	$15.497340	$18.334584	$24.247358
Maximum unit fair value #*	$20.700796	$24.812550	$18.380972	$19.282132	$20.904530	$17.781463	$15.940803	$19.437165	$25.783288
Contract liability	$844,271	$2,329,332	$11,938	$632	$683,323	$1,657,684	$1,068,392	$145,169	$203,373

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	-	-	-	-
Minimum unit fair value #*	$-	$-	$-	$-	$-	$-	$-	$-	$-
Maximum unit fair value #*	$-	$-	$-	$-	$-	$-	$-	$-	$-
Contract liability	$-	$-	$-	$-	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2023

	JPMorgan U.S. Government Money Market Fund	American Century U.S. Government Money Market Fund	Invesco Balanced-Risk Commodity Strategy Fund	Putnam Large Cap Growth Fund	John Hancock New Opportunities Fund	MassMutual RetireSMARTSM by JPMorgan 2060 Fund	Columbia Large Cap Growth Opportunity Fund	JPMorgan SmartRetirement 2060 Fund	Victory RS Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account (3)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	465,164	353,025	2,188	105	13,976	10,414	64,958	1,147	63,330

Cost	$465,164	$353,025	$14,594	$3,957	$331,828	$98,850	$1,047,686	$21,685	$1,706,267

Market Value	$465,164	$353,025	$13,744	$5,712	$340,188	$93,626	$919,150	$23,560	$1,535,750

Receivable from fund shares sold	-	-	-	-	-	-	-	-	-
Purchase payments receivable	1,848	6	3	-	-	-	520	-	-

Total assets	467,012	353,031	13,747	5,712	340,188	93,626	919,670	23,560	1,535,750

Liabilities:
Payable for fund shares purchased	1,848	6	3	-	-	-	117	-	-
Redemptions payable	-	-	-	-	-	-	403	-	-

Total liabilities	1,848	6	3	-	-	-	520	-	-

Net assets:
For contract liabilities	$465,164	$353,025	$13,744	$5,712	$340,188	$93,626	$919,150	$23,560	$1,535,750

Deferred contracts in the accumulation period:
Units owned by participants #	46,706	34,094	1,085	188	18,966	5,625	38,139	1,429	82,553
Minimum unit fair value #*	$9.896868	$9.898492	$12.663035	$30.387993	$17.458413	$15.782077	$23.629027	$16.484313	$18.603106
Maximum unit fair value #*	$10.615372	$10.910456	$12.663035	$30.387993	$18.725976	$16.788528	$25.205057	$16.484313	$18.603106
Contract liability	$465,164	$353,025	$13,744	$5,712	$340,188	$93,626	$919,150	$23,560	$1,535,750

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	-	-	-	-
Minimum unit fair value #*	$-	$-	$-	$-	$-	$-	$-	$-	$-
Maximum unit fair value #*	$-	$-	$-	$-	$-	$-	$-	$-	$-
Contract liability	$-	$-	$-	$-	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value
3	Formerly, Putnam Growth Opportunities Fund. Name changed to Putnam Large Cap Growth Fund effective March 31, 2023.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2023

	Pioneer Global Sustainable Equity Fund	BlackRock Advantage Small Cap Growth Fund	MassMutual Select T.Rowe Price Retire 2020 Fund	MassMutual Select T.Rowe Price Retire 2025 Fund	MassMutual Select T.Rowe Price Retire 2030 Fund	MassMutual Select T.Rowe Price Retire 2035 Fund	MassMutual Select T.Rowe Price Retire 2040 Fund	MassMutual Select T.Rowe Price Retire 2045 Fund	MassMutual Select T.Rowe Price Retire 2050 Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	82,480	55,594	11,445	241	20,779	14,587	8,552	658	7,638

Cost	$1,344,874	$742,060	$159,444	$3,486	$303,449	$218,785	$128,698	$10,092	$117,595

Market Value	$1,450,006	$659,342	$153,936	$3,349	$297,762	$220,697	$131,875	$10,511	$122,353

Receivable from fund shares sold	-	-	-	-	-	-	-	-	-
Purchase payments receivable	612	606	-	-	-	-	-	-	-

Total assets	1,450,618	659,948	153,936	3,349	297,762	220,697	131,875	10,511	122,353

Liabilities:
Payable for fund shares purchased	152	374	-	-	-	-	-	-	-
Redemptions payable	460	232	-	-	-	-	-	-	-

Total liabilities	612	606	-	-	-	-	-	-	-

Net assets:
For contract liabilities	$1,450,006	$659,342	$153,936	$3,349	$297,762	$220,697	$131,875	$10,511	$122,353

Deferred contracts in the accumulation period:
Units owned by participants #	92,799	45,055	12,498	257	23,170	16,693	9,762	768	8,915
Minimum unit fair value #*	$15.214098	$14.234319	$12.316964	$13.024659	$12.803169	$13.155409	$13.453234	$13.683379	$13.720340
Maximum unit fair value #*	$16.086817	$15.001412	$12.316964	$13.024659	$13.371914	$13.739785	$14.050860	$13.683379	$14.329831
Contract liability	$1,450,006	$659,342	$153,936	$3,349	$297,762	$220,697	$131,875	$10,511	$122,353

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	-	-	-	-
Minimum unit fair value #*	$-	$-	$-	$-	$-	$-	$-	$-	$-
Maximum unit fair value #*	$-	$-	$-	$-	$-	$-	$-	$-	$-
Contract liability	$-	$-	$-	$-	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2023

	MassMutual Select T.Rowe Price Fund	MassMutual Select T.Rowe Price Retire 2060 Fund	BlackRock S&P 500 Index V.I. Fund	Hartford International Equity Fund	Putnam Core Equity Fund	BNY Mellon Insight Core Plus Fund	Keeley Small Cap Dividend Value Fund	Hartford Global Impact Fund	BlackRock LifePath® Dynamic 2065 Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	1,867	1,420	517,464	20,006	9,270	50,705	34,016	3,753	40

Cost	$30,593	$22,762	$13,267,604	$210,838	$310,911	$508,493	$552,255	$47,887	$439

Market Value	$30,435	$23,875	$15,251,401	$232,468	$327,687	$470,610	$549,700	$53,631	$481

Receivable from fund shares sold	-	-	-	-	449	-	-	-	-
Purchase payments receivable	-	-	-	782	-	-	19	-	-

Total assets	30,435	23,875	15,251,401	233,250	328,136	470,610	549,719	53,631	481

Liabilities:
Payable for fund shares purchased	-	-	-	782	-	-	16	-	-
Redemptions payable	-	-	-	-	449	-	3	-	-

Total liabilities	-	-	-	782	449	-	19	-	-

Net assets:
For contract liabilities	$30,435	$23,875	$15,251,401	$232,468	$327,687	$470,610	$549,700	$53,631	$481

Deferred contracts in the accumulation period:
Units owned by participants #	2,219	1,742	819,380	20,280	30,669	43,275	39,139	4,203	43
Minimum unit fair value #*	$13.702691	$13.704491	$17.707685	$11.282130	$10.684619	$10.440998	$13.316386	$12.731064	$11.205391
Maximum unit fair value #*	$14.311415	$13.704491	$19.305662	$11.737740	$10.684619	$10.948866	$14.105561	$13.138846	$11.205391
Contract liability	$30,435	$23,875	$15,232,658	$232,468	$327,687	$470,610	$549,700	$53,631	$481

Deferred contracts in the annuity period:
Units owned by participants #	-	-	1,011	-	-	-	-	-	-
Minimum unit fair value #*	$-	$-	$18.540875	$-	$-	$-	$-	$-	$-
Maximum unit fair value #*	$-	$-	$18.540875	$-	$-	$-	$-	$-	$-
Contract liability	$-	$-	$18,743	$-	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2023

	Invesco Dividend Income Fund	AB Sustainable Global Thematic Fund	Virtus Duff & Phelps Water Fund Institutional	MassMutual Global Fund	Columbia Acorn International Select Fund	AMG GW&K Small Mid Cap Core Fund	PGIM Jennison Focused Growth Fund	NexPoint Merger Arbitrage Fund	Empower International Index Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (4)	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	581	12,628	54,483	5,867	14	3,711	9,876	1,962	8,928

Cost	$12,906	$2,092,913	$1,030,409	$75,583	$401	$62,203	$202,682	$38,512	$102,426

Market Value	$14,310	$1,998,170	$1,033,004	$56,792	$351	$63,832	$200,478	$37,685	$110,260

Receivable from fund shares sold	-	-	-	-	-	-	-	-	-
Purchase payments receivable	73	4,246	1,431	1,075	-	42	1	94	-

Total assets	14,383	2,002,416	1,034,435	57,867	351	63,874	200,479	37,779	110,260

Liabilities:
Payable for fund shares purchased	73	4,246	1,431	1,075	-	42	1	94	-
Redemptions payable	-	-	-	-	-	-	-	-	-

Total liabilities	73	4,246	1,431	1,075	-	42	1	94	-

Net assets:
For contract liabilities	$14,310	$1,998,170	$1,033,004	$56,792	$351	$63,832	$200,478	$37,685	$110,260

Deferred contracts in the accumulation period:
Units owned by participants #	870	122,877	68,312	3,498	35	5,942	21,281	3,521	9,213
Minimum unit fair value #*	$16.289092	$16.261547	$15.121789	$16.234706	$9.997822	$10.561316	$9.380613	$10.614729	$11.142689
Maximum unit fair value #*	$16.660767	$16.261547	$15.121789	$16.234706	$10.212113	$10.788663	$9.578752	$19.210000	$12.223580
Contract liability	$14,310	$1,998,170	$1,033,004	$56,792	$351	$63,832	$200,478	$37,685	$110,260

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	-	-	-	-
Minimum unit fair value #*	$-	$-	$-	$-	$-	$-	$-	$-	$-
Maximum unit fair value #*	$-	$-	$-	$-	$-	$-	$-	$-	$-
Contract liability	$-	$-	$-	$-	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value
4	Formerly, AMG GW&K Small Mid Cap Fund. Name changed to AMG GW&K Small Mid Cap Core Fund effective March 24, 2023.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2023

	Empower S&P Mid Cap 400 Index Fund	Empower S&P Small Cap 600 Index Fund	Empower Moderately Aggressive Profile Fund	Empower Lifetime 2020 Fund	Empower Lifetime 2025 Fund	Empower Lifetime 2030 Fund	Empower Lifetime 2035 Fund	Empower Lifetime 2040 Fund	Empower Lifetime 2045 Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	4,850	1,102	30	14,252	6,424	31,543	24,082	853	4,647

Cost	$84,356	$13,078	$195	$135,527	$81,572	$305,683	$298,627	$8,184	$57,276

Market Value	$92,689	$14,016	$200	$141,804	$86,087	$323,316	$322,222	$8,774	$63,016

Receivable from fund shares sold	-	-	-	-	-	-	-	-	-
Purchase payments receivable	165	-	-	-	-	-	-	-	-

Total assets	92,854	14,016	200	141,804	86,087	323,316	322,222	8,774	63,016

Liabilities:
Payable for fund shares purchased	165	-	-	-	-	-	-	-	-
Redemptions payable	-	-	-	-	-	-	-	-	-

Total liabilities	165	-	-	-	-	-	-	-	-

Net assets:
For contract liabilities	$92,689	$14,016	$200	$141,804	$86,087	$323,316	$322,222	$8,774	$63,016

Deferred contracts in the accumulation period:
Units owned by participants #	7,697	1,198	18	13,421	8,104	30,283	30,008	812	5,811
Minimum unit fair value #*	$11.014223	$11.227472	$11.281569	$10.565507	$10.622509	$10.676341	$10.737876	$10.807781	$10.843617
Maximum unit fair value #*	$12.187022	$11.715242	$11.281569	$10.565507	$10.622509	$10.676341	$10.737876	$10.807781	$10.843617
Contract liability	$92,689	$14,016	$200	$141,804	$86,087	$323,316	$322,222	$8,774	$63,016

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	-	-	-	-
Minimum unit fair value #*	$-	$-	$-	$-	$-	$-	$-	$-	$-
Maximum unit fair value #*	$-	$-	$-	$-	$-	$-	$-	$-	$-
Contract liability	$-	$-	$-	$-	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2023

	Empower Lifetime 2050 Fund	Empower Lifetime 2055 Fund	Empower Lifetime 2060 Fund	Empower Lifetime 2015 Fund	Empower Short Duration Bond Fund	MM S&P 500® Index Fund	Russell Balanced Strategy Fund	Russell Conservative Strategy Fund	Russell Equity Growth Strategy Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	21,420	305	352	2,468	7,068	53,441	6,439	926	1

Cost	$212,972	$4,877	$3,419	$30,138	$71,524	$821,157	$70,155	$9,200	$19

Market Value	$231,981	$5,228	$3,633	$31,440	$72,733	$774,364	$64,387	$8,007	$20

Receivable from fund shares sold	-	-	-	-	-	-	-	-	-
Purchase payments receivable	-	-	-	-	-	1,292	-	-	-

Total assets	231,981	5,228	3,633	31,440	72,733	775,656	64,387	8,007	20

Liabilities:
Payable for fund shares purchased	-	-	-	-	-	1,292	-	-	-
Redemptions payable	-	-	-	-	-	-	-	-	-

Total liabilities	-	-	-	-	-	1,292	-	-	-

Net assets:
For contract liabilities	$231,981	$5,228	$3,633	$31,440	$72,733	$774,364	$64,387	$8,007	$20

Deferred contracts in the accumulation period:
Units owned by participants #	21,357	482	335	2,983	7,029	29,378	5,333	719	1
Minimum unit fair value #*	$10.861914	$10.851167	$10.838270	$10.539322	$10.347367	$25.532017	$11.653221	$10.686027	$15.060331
Maximum unit fair value #*	$10.861914	$10.851167	$10.838270	$10.539322	$10.347367	$27.442808	$12.922101	$11.613144	$15.060331
Contract liability	$231,981	$5,228	$3,633	$31,440	$72,733	$774,364	$64,387	$8,007	$20

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	-	-	-	-
Minimum unit fair value #*	$-	$-	$-	$-	$-	$-	$-	$-	$-
Maximum unit fair value #*	$-	$-	$-	$-	$-	$-	$-	$-	$-
Contract liability	$-	$-	$-	$-	$-	$-	$-	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

December 31, 2023

	Russell Growth Strategy Fund	Russell Moderate Strategy Fund
	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	8,292	1,003

Cost	$98,153	$9,971

Market Value	$95,605	$9,116

Receivable from fund shares sold	-	-
Purchase payments receivable	-	-

Total assets	95,605	9,116

Liabilities:
Payable for fund shares purchased	-	-
Redemptions payable	-	-

Total liabilities	-	-

Net assets:
For contract liabilities	$95,605	$9,116

Deferred contracts in the accumulation period:
Units owned by participants #	6,650	838
Minimum unit fair value #*	$12.743647	$10.707645
Maximum unit fair value #*	$14.401938	$11.553613
Contract liability	$95,605	$9,116

Deferred contracts in the annuity period:
Units owned by participants #	-	-
Minimum unit fair value #*	$-	$-
Maximum unit fair value #*	$-	$-
Contract liability	$-	$-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2023

	American Century Equity Income Fund	American Century Growth Fund	American Century Ultra® Fund
	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$545,815	$-	$-

Expenses:
Mortality and expense risk charges	(21,807)	(9,936)	(4,243)

Total Expenses	(21,807)	(9,936)	(4,243)

Net Investment income (loss)	524,008	(9,936)	(4,243)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	226,028	51,389	4,974
Net realized gain distributions	1,139,425	88,737	52,288
Change in net unrealized appreciation (depreciation) on investments	(1,053,771)	452,335	176,542

Net gain (loss) on investments	311,682	592,461	233,804

Net increase (decrease) in net assets resulting from operations	$835,690	$582,525	$229,561

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2023

	American Century VP Balanced Fund	American Century Small Company Fund	American Century Small Cap Value Fund	American Century Focused Large Cap Value fund	American Century Inflation- Adjusted Bond Fund	American Century Equity Growth Fund	American Century VP Disciplined Core Value Fund
	Sub-Account	Sub-Account (1)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$11,188	$4	$37,292	$1,105	$2,276	$773	$2,786

Expenses:
Mortality and expense risk charges	(4,023)	(6)	(5,658)	(466)	(681)	(688)	(1,254)

Total Expenses	(4,023)	(6)	(5,658)	(466)	(681)	(688)	(1,254)

Net Investment income (loss)	7,165	(2)	31,634	639	1,595	85	1,532

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(832)	(207)	28,855	596	(8,491)	(4,794)	(999)
Net realized gain distributions	-	-	-	1,205	-	-	-
Change in net unrealized appreciation (depreciation) on investments	77,864	207	472,959	783	7,387	17,935	13,829

Net gain (loss) on investments	77,032	-	501,814	2,584	(1,104)	13,141	12,830

Net increase (decrease) in net assets resulting from operations	$84,197	$(2)	$533,448	$3,223	$491	$13,226	$14,362

1	The Sub-Account ceased operations on October 19, 2023.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2023

	American Century VP Ultra Fund	American Century VP Value Fund	American Century Mid Cap Value Fund	Invesco V.I. Small Cap Equity Fund	Invesco V.I. Diversified Dividend Fund	Invesco EQV European Equity Fund	Invesco EQV International Equity Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$-	$13,623	$9,926	$-	$461	$3,921	$1,683

Expenses:
Mortality and expense risk charges	(9,010)	(4,019)	(3,397)	(773)	(158)	(1,169)	(2,856)

Total Expenses	(9,010)	(4,019)	(3,397)	(773)	(158)	(1,169)	(2,856)

Net Investment income (loss)	(9,010)	9,604	6,529	(773)	303	2,752	(1,173)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	16,883	15,500	(8,626)	(334)	9	(2,589)	(10,024)
Net realized gain distributions	86,727	45,954	24,714	2,117	1,899	2,850	2,503
Change in net unrealized appreciation (depreciation) on investments	353,771	(26,779)	17,775	15,548	(360)	42,458	45,976

Net gain (loss) on investments	457,381	34,675	33,863	17,331	1,548	42,719	38,455

Net increase (decrease) in net assets resulting from operations	$448,371	$44,279	$40,392	$16,558	$1,851	$45,471	$37,282

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2023

	Invesco Small Cap Growth Fund	Invesco Real Estate Fund	Invesco Small Cap Equity Fund	Invesco EQV Emerging Markets All Cap Fund	American Century Diversified Bond Fund	Domini Impact Equity Fund	AB Global Bond Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$-	$77,469	$-	$42,612	$5,145	$616	$2,834

Expenses:
Mortality and expense risk charges	(23,909)	(18,385)	(2,000)	(2,751)	(1,718)	(1,601)	(978)

Total Expenses	(23,909)	(18,385)	(2,000)	(2,751)	(1,718)	(1,601)	(978)

Net Investment income (loss)	(23,909)	59,084	(2,000)	39,861	3,427	(985)	1,856

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(374,262)	(233,565)	(17,897)	(118,870)	(592)	316	(19,892)
Net realized gain distributions	-	40,506	595	-	-	1,386	-
Change in net unrealized appreciation (depreciation) on investments	778,804	392,562	46,065	293,293	2,659	33,189	20,386

Net gain (loss) on investments	404,542	199,503	28,763	174,423	2,067	34,891	494

Net increase (decrease) in net assets resulting from operations	$380,633	$258,587	$26,763	$214,284	$5,494	$33,906	$2,350

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2023

	AB Global Risk Allocation Fund	AB Relative Value Fund	AB Sustainable International Thematic Fund	AB International Value Fund	AB Growth Fund	AB Discovery Growth Fund	AB Discovery Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$407	$604	$-	$7,956	$-	$-	$2,389

Expenses:
Mortality and expense risk charges	(1,551)	(296)	(2,913)	(6,007)	(348)	(1,350)	(4,392)

Total Expenses	(1,551)	(296)	(2,913)	(6,007)	(348)	(1,350)	(4,392)

Net Investment income (loss)	(1,144)	308	(2,913)	1,949	(348)	(1,350)	(2,003)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(2,014)	46	764	7,698	837	(41,067)	(1,495)
Net realized gain distributions	1,786	2,308	-	-	2,478	-	29,297
Change in net unrealized appreciation (depreciation) on investments	9,108	1,819	44,946	76,946	10,280	70,874	49,336

Net gain (loss) on investments	8,880	4,173	45,710	84,644	13,595	29,807	77,138

Net increase (decrease) in net assets resulting from operations	$7,736	$4,481	$42,797	$86,593	$13,247	$28,457	$75,135

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2023

	AB Value Fund	AB High Income Fund	American Funds AMCAP Fund®	American Funds American Balanced Fund®	American Funds Capital Income Builder®	American Funds EuroPacific Growth Fund®	American Funds Fundamental Investors Fund®
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$367	$29,871	$3,708	$398,027	$387,948	$229,657	$146,981

Expenses:
Mortality and expense risk charges	(286)	(3,115)	(29,128)	(74,965)	(103,810)	(77,097)	(113,295)

Total Expenses	(286)	(3,115)	(29,128)	(74,965)	(103,810)	(77,097)	(113,295)

Net Investment income (loss)	81	26,756	(25,420)	323,062	284,138	152,560	33,686

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	4	(19,278)	113,790	262,431	196,442	35,788	479,898
Net realized gain distributions	1,096	-	92,212	-	13,477	323,199	761,993
Change in net unrealized appreciation (depreciation) on investments	2,716	43,134	655,700	1,615,564	417,051	1,683,859	2,267,120

Net gain (loss) on investments	3,816	23,856	861,702	1,877,995	626,970	2,042,846	3,509,011

Net increase (decrease) in net assets resulting from operations	$3,897	$50,612	$836,282	$2,201,057	$911,108	$2,195,406	$3,542,697

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2023

	American Funds New Perspective Fund®	American Funds The Bond Fund of America®	American Funds The Growth Fund of America®	American Funds The Income Fund of America®	American Funds The Investment Company of America®	American Funds The New Economy Fund®	American Funds Washington Mutual Investors Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$68,979	$99,175	$132,153	$292,648	$118,009	$-	$74,130

Expenses:
Mortality and expense risk charges	(71,928)	(23,715)	(278,766)	(66,967)	(72,193)	(13,042)	(40,001)

Total Expenses	(71,928)	(23,715)	(278,766)	(66,967)	(72,193)	(13,042)	(40,001)

Net Investment income (loss)	(2,949)	75,460	(146,613)	225,681	45,816	(13,042)	34,129

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	267,739	(135,442)	970,095	70,456	307,844	129,932	253,850
Net realized gain distributions	482,678	-	3,047,661	-	353,956	102,017	238,516
Change in net unrealized appreciation (depreciation) on investments	1,434,683	163,932	8,865,035	229,898	1,606,472	372,929	215,761

Net gain (loss) on investments	2,185,100	28,490	12,882,791	300,354	2,268,272	604,878	708,127

Net increase (decrease) in net assets resulting from operations	$2,182,151	$103,950	$12,736,178	$526,035	$2,314,088	$591,836	$742,256

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2023

	American Funds American Mutual Fund®	American Funds Capital World Growth and Income Fund®	American Funds SMALLCAP World Fund®	American Funds New World Fund®	Ariel Appreciation Fund	Ariel Fund	Artisan Mid Cap Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$90,863	$379,161	$3,149	$3,764	$660	$212	$20,833

Expenses:
Mortality and expense risk charges	(32,751)	(122,602)	(5,735)	(2,071)	(565)	(689)	(2,335)

Total Expenses	(32,751)	(122,602)	(5,735)	(2,071)	(565)	(689)	(2,335)

Net Investment income (loss)	58,112	256,559	(2,586)	1,693	95	(477)	18,498

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	359,763	725,109	5,135	(16,462)	(288)	(4,173)	(86,831)
Net realized gain distributions	79,026	353,896	-	4,373	4,190	2,248	472,837
Change in net unrealized appreciation (depreciation) on investments	(128,893)	2,616,325	100,833	63,227	3,565	17,664	137,004

Net gain (loss) on investments	309,896	3,695,330	105,968	51,138	7,467	15,739	523,010

Net increase (decrease) in net assets resulting from operations	$368,008	$3,951,889	$103,382	$52,831	$7,562	$15,262	$541,508

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2023

	Ave Maria Rising Dividend Fund	Ave Maria Value Fund	Ave Maria Growth Fund	BlackRock LifePath® Dynamic 2030 Fund	BlackRock LifePath® Dynamic 2040 Fund	BlackRock LifePath® Dynamic Retirement Fund	BlackRock LifePath® Dynamic 2050 Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$19,245	$226	$169	$757,951	$983,507	$475,867	$227,738

Expenses:
Mortality and expense risk charges	(8,007)	(488)	(1,594)	(101,655)	(123,521)	(52,623)	(36,590)

Total Expenses	(8,007)	(488)	(1,594)	(101,655)	(123,521)	(52,623)	(36,590)

Net Investment income (loss)	11,238	(262)	(1,425)	656,296	859,986	423,244	191,148

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	274	1,730	574	(436,062)	(426,591)	(502,696)	(24,172)
Net realized gain distributions	29,297	996	4,661	-	448,036	553,324	-
Change in net unrealized appreciation (depreciation) on investments	157,311	(1,414)	36,473	2,936,589	3,664,410	881,464	1,256,677

Net gain (loss) on investments	186,882	1,312	41,708	2,500,527	3,685,855	932,092	1,232,505

Net increase (decrease) in net assets resulting from operations	$198,120	$1,050	$40,283	$3,156,823	$4,545,841	$1,355,336	$1,423,653

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2023

	BlackRock LifePath® Dynamic 2025 Fund	BlackRock LifePath® Dynamic 2035 Fund	BlackRock LifePath® Dynamic 2045 Fund	BlackRock LifePath® Dynamic 2055 Fund	Baron Small Cap Fund	BlackRock Impact Mortgage Fund	BlackRock Equity Dividend Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$21,679	$26,169	$13,115	$27,072	$-	$5,836	$51,773

Expenses:
Mortality and expense risk charges	(7,789)	(9,113)	(5,000)	(9,064)	(1,487)	(1,058)	(21,990)

Total Expenses	(7,789)	(9,113)	(5,000)	(9,064)	(1,487)	(1,058)	(21,990)

Net Investment income (loss)	13,890	17,056	8,115	18,008	(1,487)	4,778	29,783

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(33,377)	(8,312)	1,205	(177)	(1,894)	(294)	(39,759)
Net realized gain distributions	-	-	-	-	9,910	-	133,895
Change in net unrealized appreciation (depreciation) on investments	81,552	114,637	76,128	136,785	64,544	2,456	167,217

Net gain (loss) on investments	48,175	106,325	77,333	136,608	72,560	2,162	261,353

Net increase (decrease) in net assets resulting from operations	$62,065	$123,381	$85,448	$154,616	$71,073	$6,940	$291,136

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2023

	BlackRock Capital Appreciation Fund	BlackRock Advantage Large Cap Growth Fund	Calvert VP SRI Balanced Portfolio	Calvert Equity Fund	Calvert Bond Fund	Calvert Income Fund	Columbia Contrarian Core Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$-	$42	$595	$16,452	$83,424	$36,351	$938

Expenses:
Mortality and expense risk charges	(4,338)	(1,113)	(257)	(48,480)	(14,621)	(6,858)	(3,514)

Total Expenses	(4,338)	(1,113)	(257)	(48,480)	(14,621)	(6,858)	(3,514)

Net Investment income (loss)	(4,338)	(1,071)	338	(32,028)	68,803	29,493	(2,576)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(2,615)	1,029	75	396,872	(69,255)	(44,506)	20,143
Net realized gain distributions	17,637	1,127	142	146,994	-	-	6,541
Change in net unrealized appreciation (depreciation) on investments	154,458	28,514	4,961	870,667	117,180	68,266	63,181

Net gain (loss) on investments	169,480	30,670	5,178	1,414,533	47,925	23,760	89,865

Net increase (decrease) in net assets resulting from operations	$165,142	$29,599	$5,516	$1,382,505	$116,728	$53,253	$87,289

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2023

	Columbia Small Cap Value I Fund	Columbia Select Mid Cap Value Fund	Columbia Acorn Fund	CRM Mid Cap Value Fund	Calamos International Growth Fund	Davis Financial Fund	Davis New York Venture Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$794	$16,040	$-	$3,468	$1	$3,917	$41,831

Expenses:
Mortality and expense risk charges	(1,475)	(13,289)	(9,723)	(1,591)	(18)	(2,060)	(29,471)

Total Expenses	(1,475)	(13,289)	(9,723)	(1,591)	(18)	(2,060)	(29,471)

Net Investment income (loss)	(681)	2,751	(9,723)	1,877	(17)	1,857	12,360

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	888	(6,340)	(266,975)	(690)	(3)	2,051	(160,750)
Net realized gain distributions	9,912	8,476	-	16,758	-	9,929	332,984
Change in net unrealized appreciation (depreciation) on investments	14,499	160,762	489,909	2,329	202	13,045	983,428

Net gain (loss) on investments	25,299	162,898	222,934	18,397	199	25,025	1,155,662

Net increase (decrease) in net assets resulting from operations	$24,618	$165,649	$213,211	$20,274	$182	$26,882	$1,168,022

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2023

	Davis Opportunity Fund	Delaware Diversified Income Fund	Delaware Extended Duration Bond Fund	Dreyfus Bond Market Index Fund	BNY Mellon Variable Investment Fund Appreciation Portfolio	BNY Mellon International Stock Index Fund	BNY Mellon MidCap Index Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$1,325	$5,674	$104	$412,670	$198	$9,684	$209,955

Expenses:
Mortality and expense risk charges	(958)	(814)	(14)	(25,488)	(191)	-	(38,007)

Total Expenses	(958)	(814)	(14)	(25,488)	(191)	-	(38,007)

Net Investment income (loss)	367	4,860	90	387,182	7	9,684	171,948

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	2,105	(2,204)	(68)	(456,509)	(29)	6,647	(378,804)
Net realized gain distributions	4,220	-	-	-	2,270	-	1,469,876
Change in net unrealized appreciation (depreciation) on investments	12,465	5,448	200	721,296	2,770	32,109	1,429,106

Net gain (loss) on investments	18,790	3,244	132	264,787	5,011	38,756	2,520,178

Net increase (decrease) in net assets resulting from operations	$19,157	$8,104	$222	$651,969	$5,018	$48,440	$2,692,126

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2023

	BNY Mellon Small Cap Stock Index Fund	BNY Mellon Sustainable U.S. Equity Portfolio	BNY Mellon S&P 500 Index Fund	Eaton Vance Large-Cap Value Fund	Eaton Vance Dividend Builder Fund	Eaton Vance Worldwide Health Sciences Fund	Eaton Vance Income Fund of Boston
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$169,926	$52	$427,027	$16,355	$24,062	$735	$180,036

Expenses:
Mortality and expense risk charges	(21,446)	(51)	(110,283)	(14,823)	(8,028)	(3,692)	(13,340)

Total Expenses	(21,446)	(51)	(110,283)	(14,823)	(8,028)	(3,692)	(13,340)

Net Investment income (loss)	148,480	1	316,744	1,532	16,034	(2,957)	166,696

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(228,615)	11	(309,048)	52,540	(8,361)	5,386	(64,197)
Net realized gain distributions	946,033	835	2,269,888	27,788	23,402	13,620	-
Change in net unrealized appreciation (depreciation) on investments	902,874	663	5,972,252	5,063	111,604	12,687	229,764

Net gain (loss) on investments	1,620,292	1,509	7,933,092	85,391	126,645	31,693	165,567

Net increase (decrease) in net assets resulting from operations	$1,768,772	$1,510	$8,249,836	$86,923	$142,679	$28,736	$332,263

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2023

	Eaton Vance Balanced Fund	Eaton Vance Atlanta Capital SMID-Cap Fund	Allspring Asset Allocation Fund	Allspring Emerging Markets Equity Fund	Allspring Utility & Telecommunications Fund	Alger Capital Appreciation Institutional Portfolio	Alger Mid Cap Growth Institutional Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$4,207	$-	$-	$10,594	$346	$-	$-

Expenses:
Mortality and expense risk charges	(3,078)	(1,380)	(1,033)	(11,427)	(162)	(32,877)	(9,890)

Total Expenses	(3,078)	(1,380)	(1,033)	(11,427)	(162)	(32,877)	(9,890)

Net Investment income (loss)	1,129	(1,380)	(1,033)	(833)	184	(32,877)	(9,890)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(546)	(5,123)	(840)	(11,526)	(1,298)	(161,617)	(102,830)
Net realized gain distributions	1,480	22,959	-	-	555	371,608	-
Change in net unrealized appreciation (depreciation) on investments	33,617	77,322	16,556	104,027	(260)	1,419,037	405,566

Net gain (loss) on investments	34,551	95,158	15,716	92,501	(1,003)	1,629,028	302,736

Net increase (decrease) in net assets resulting from operations	$35,680	$93,778	$14,683	$91,668	$(819)	$1,596,151	$292,846

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2023

	Alger Small Cap Growth Institutional Fund	Nuveen Mid Cap Growth Opportunities Fund	Nuveen Small Cap Select Fund	Fidelity Advisor Equity Growth Fund	Fidelity Advisor Leveraged Company Stock Fund	Federated Hermes Equity Income Fund, Inc.	Federated Hermes Fund for U.S. Government Securities
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$-	$-	$-	$-	$1,401	$751	$5,032

Expenses:
Mortality and expense risk charges	(2,046)	(748)	(168)	(3,998)	(14,353)	(791)	(1,010)

Total Expenses	(2,046)	(748)	(168)	(3,998)	(14,353)	(791)	(1,010)

Net Investment income (loss)	(2,046)	(748)	(168)	(3,998)	(12,952)	(40)	4,022

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(57,672)	(5,032)	(269)	11,491	(42,522)	(93)	(629)
Net realized gain distributions	-	-	-	4,540	273,872	152	-
Change in net unrealized appreciation (depreciation) on investments	104,663	19,878	2,863	190,346	241,327	5,219	2,473

Net gain (loss) on investments	46,991	14,846	2,594	206,377	472,677	5,278	1,844

Net increase (decrease) in net assets resulting from operations	$44,945	$14,098	$2,426	$202,379	$459,725	$5,238	$5,866

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2023

	Federated Hermes MDT Mid Cap Growth Fund	Federated Hermes Sustainable High Yield Bond Fund, Inc.	Federated Hermes Kaufmann Fund	Federated Hermes Global Allocation Fund	Federated Hermes Total Return Bond Fund	Federated Hermes Clover Small Value Fund	Federated Hermes International Leaders Fund
	Sub-Account	Sub-Account (2)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$-	$25	$-	$43	$3,937	$787	$107

Expenses:
Mortality and expense risk charges	(2,185)	(4)	(30,723)	(33)	(937)	(377)	(38)

Total Expenses	(2,185)	(4)	(30,723)	(33)	(937)	(377)	(38)

Net Investment income (loss)	(2,185)	21	(30,723)	10	3,000	410	69

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(1,836)	(434)	(163,652)	3	(663)	(4,584)	(1)
Net realized gain distributions	-	-	78,342	-	-	1,203	139
Change in net unrealized appreciation (depreciation) on investments	76,960	562	650,444	242	3,366	12,131	927

Net gain (loss) on investments	75,124	128	565,134	245	2,703	8,750	1,065

Net increase (decrease) in net assets resulting from operations	$72,939	$149	$534,411	$255	$5,703	$9,160	$1,134

2	Formerly, Federated Hermes High Income Bond Fund Inc. Name changed to Federated Hermes Sustainable High Yield Bond Fund Inc effective May 26, 2023.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2023

	Fidelity® VIP Growth Opportunities Portfolio	Fidelity® VIP Overseas Portfolio	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Balanced Portfolio	Fidelity® VIP Growth & Income Portfolio	Fidelity® VIP Freedom 2020 Portfolio	Fidelity® VIP Freedom 2030 Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$-	$475	$5,113	$22,261	$4,500	$3,102	$15,128

Expenses:
Mortality and expense risk charges	(5,290)	(316)	(3,219)	(9,174)	(1,809)	(361)	(2,297)

Total Expenses	(5,290)	(316)	(3,219)	(9,174)	(1,809)	(361)	(2,297)

Net Investment income (loss)	(5,290)	159	1,894	13,087	2,691	2,741	12,831

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(10,592)	287	(1,505)	12,967	1,398	(64)	1,626
Net realized gain distributions	-	120	16,938	47,937	10,015	712	-
Change in net unrealized appreciation (depreciation) on investments	291,431	7,626	67,076	172,405	29,612	8,223	72,068

Net gain (loss) on investments	280,839	8,033	82,509	233,309	41,025	8,871	73,694

Net increase (decrease) in net assets resulting from operations	$275,549	$8,192	$84,403	$246,396	$43,716	$11,612	$86,525

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2023

	Fidelity® VIP Freedom 2015 Portfolio	Fidelity® VIP Freedom 2025 Portfolio	Fidelity Advisor® Stock Selector All Cap Fund	Templeton Developing Markets Trust	Franklin High Income Fund	Franklin Strategic Income Fund	Templeton Global Bond Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$3,633	$6,080	$2,809	$19,762	$54,065	$105,142	$110,325

Expenses:
Mortality and expense risk charges	(369)	(679)	(10,192)	(4,804)	(7,489)	(14,778)	(14,527)

Total Expenses	(369)	(679)	(10,192)	(4,804)	(7,489)	(14,778)	(14,527)

Net Investment income (loss)	3,264	5,401	(7,383)	14,958	46,576	90,364	95,798

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(67)	2,012	(260)	(20,718)	(14,554)	(49,611)	(227,849)
Net realized gain distributions	2,039	-	17,917	2,958	-	-	-
Change in net unrealized appreciation (depreciation) on investments	5,157	16,992	261,899	70,843	71,067	125,809	175,986

Net gain (loss) on investments	7,129	19,004	279,556	53,083	56,513	76,198	(51,863)

Net increase (decrease) in net assets resulting from operations	$10,393	$24,405	$272,173	$68,041	$103,089	$166,562	$43,935

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2023

	Franklin U.S. Government Securities Fund	Franklin Small Cap Value Fund	Franklin Mutual Global Discovery Fund	Templeton Growth Fund	Franklin Income Fund	Franklin Growth Fund	Franklin Total Return Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$13,606	$22,464	$119,675	$16,470	$361,053	$5,450	$5,621

Expenses:
Mortality and expense risk charges	(4,530)	(19,431)	(58,138)	(9,295)	(53,066)	(25,252)	(1,752)

Total Expenses	(4,530)	(19,431)	(58,138)	(9,295)	(53,066)	(25,252)	(1,752)

Net Investment income (loss)	9,076	3,033	61,537	7,175	307,987	(19,802)	3,869

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(2,042)	6,759	(16,111)	3,762	(24,916)	60,633	(7,488)
Net realized gain distributions	-	97,405	480,742	-	-	183,087	-
Change in net unrealized appreciation (depreciation) on investments	8,739	201,879	1,031,873	236,538	167,480	480,721	10,175

Net gain (loss) on investments	6,697	306,043	1,496,504	240,300	142,564	724,441	2,687

Net increase (decrease) in net assets resulting from operations	$15,773	$309,076	$1,558,041	$247,475	$450,551	$704,639	$6,556

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2023

	Franklin Mutual U.S. Mid Cap Value Fund	Franklin Mutual Beacon Fund	Franklin Mutual Shares Fund	Franklin Small-Mid Cap Growth Fund	Franklin Conservative Allocation Fund	Franklin Growth Allocation Fund	Franklin Moderate Allocation Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$14,046	$15,226	$54,137	$-	$41,696	$77,260	$114,197

Expenses:
Mortality and expense risk charges	(4,431)	(4,657)	(21,274)	(7,782)	(13,244)	(45,210)	(47,498)

Total Expenses	(4,431)	(4,657)	(21,274)	(7,782)	(13,244)	(45,210)	(47,498)

Net Investment income (loss)	9,615	10,569	32,863	(7,782)	28,452	32,050	66,699

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(45,232)	(1,882)	(50,285)	(46,726)	(66,486)	(140,482)	(151,681)
Net realized gain distributions	12,518	35,620	116,313	-	-	128,034	38,342
Change in net unrealized appreciation (depreciation) on investments	117,892	69,782	256,740	734,076	194,232	897,074	737,631

Net gain (loss) on investments	85,178	103,520	322,768	687,350	127,746	884,626	624,292

Net increase (decrease) in net assets resulting from operations	$94,793	$114,089	$355,631	$679,568	$156,198	$916,676	$690,991

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2023

	Templeton Foreign Fund	Goldman Sachs Income Builder Fund	Goldman Sachs Large Cap Core Fund	Goldman Sachs Core Fixed Income Fund	Goldman Sachs U.S. Equity Insights Fund	Goldman Sachs Government Income Fund	Goldman Sachs Equity Income Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$101,202	$4,426	$60	$5,414	$1	$24,900	$2,685

Expenses:
Mortality and expense risk charges	(13,559)	(984)	(136)	(1,652)	(10)	(6,508)	(1,539)

Total Expenses	(13,559)	(984)	(136)	(1,652)	(10)	(6,508)	(1,539)

Net Investment income (loss)	87,643	3,442	(76)	3,762	(9)	18,392	1,146

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	51,266	(602)	(5)	(1,021)	90	(25,833)	1,612
Net realized gain distributions	-	-	17	-	4	-	4,720
Change in net unrealized appreciation (depreciation) on investments	603,080	9,634	3,547	4,646	8	42,994	3,307

Net gain (loss) on investments	654,346	9,032	3,559	3,625	102	17,161	9,639

Net increase (decrease) in net assets resulting from operations	$741,989	$12,474	$3,483	$7,387	$93	$35,553	$10,785

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2023

	Goldman Sachs Mid Cap Growth Fund	Goldman Sachs Focused International Equity Fund	Goldman Sachs Mid Cap Value Fund	Goldman Sachs Small Cap Value Fund	Goldman Sachs Strategic Growth Fund	Goldman Sachs High Yield Fund	Goldman Sachs Large Cap Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$-	$564	$19,537	$37,214	$-	$35,192	$4,799

Expenses:
Mortality and expense risk charges	(5,811)	(343)	(10,367)	(19,939)	(1,576)	(4,752)	(3,087)

Total Expenses	(5,811)	(343)	(10,367)	(19,939)	(1,576)	(4,752)	(3,087)

Net Investment income (loss)	(5,811)	221	9,170	17,275	(1,576)	30,440	1,712

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(13,163)	296	(42,856)	(262,075)	(1,117)	(33,096)	(829)
Net realized gain distributions	-	-	130,959	176,704	10,045	-	19,623
Change in net unrealized appreciation (depreciation) on investments	164,200	3,632	243,650	536,074	46,452	59,585	24,002

Net gain (loss) on investments	151,037	3,928	331,753	450,703	55,380	26,489	42,796

Net increase (decrease) in net assets resulting from operations	$145,226	$4,149	$340,923	$467,978	$53,804	$56,929	$44,508

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2023

	Goldman Sachs Small/ Mid Cap Growth Fund	Goldman Sachs Satellite Strategies Portfolio	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	The Hartford Healthcare HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$-	$75	$113,180	$306,655	$128,500	$341,621	$14,136

Expenses:
Mortality and expense risk charges	(2,467)	(18)	(36,123)	(41,240)	(83,495)	(71,776)	(24,894)

Total Expenses	(2,467)	(18)	(36,123)	(41,240)	(83,495)	(71,776)	(24,894)

Net Investment income (loss)	(2,467)	57	77,057	265,415	45,005	269,845	(10,758)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(1,489)	(2)	(7,548)	(330,552)	(169,990)	44,918	(176,477)
Net realized gain distributions	-	-	172,953	-	255,881	1,952,783	47,271
Change in net unrealized appreciation (depreciation) on investments	30,877	128	569,075	615,998	2,504,771	676,756	249,200

Net gain (loss) on investments	29,388	126	734,480	285,446	2,590,662	2,674,457	119,994

Net increase (decrease) in net assets resulting from operations	$26,921	$183	$811,537	$550,861	$2,635,667	$2,944,302	$109,236

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2023

	Hartford Disciplined Equity HLS Fund	Hartford International Opportunities HLS Fund	Hartford MidCap HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford Small Company HLS Fund	Hartford Small Cap Growth HLS Fund	Hartford Stock HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$65,510	$11,713	$3,289	$30,072	$-	$-	$62,896

Expenses:
Mortality and expense risk charges	(74,206)	(8,895)	(14,920)	(20,415)	(11,963)	(4,482)	(29,523)

Total Expenses	(74,206)	(8,895)	(14,920)	(20,415)	(11,963)	(4,482)	(29,523)

Net Investment income (loss)	(8,696)	2,818	(11,631)	9,657	(11,963)	(4,482)	33,373

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	254,616	(10,277)	(341,111)	3,995	(151,810)	(41,375)	52,084
Net realized gain distributions	71,587	-	546,106	-	-	-	235,990
Change in net unrealized appreciation (depreciation) on investments	1,631,743	116,918	872,619	106,316	677,349	125,308	8,507

Net gain (loss) on investments	1,957,946	106,641	1,077,614	110,311	525,539	83,933	296,581

Net increase (decrease) in net assets resulting from operations	$1,949,250	$109,459	$1,065,983	$119,968	$513,576	$79,451	$329,954

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2023

	The Hartford Checks and Balances Fund	The Hartford High Yield	The Hartford Dividend and Growth Fund	The Hartford International Opportunities Fund	The Hartford MidCap Fund	The Hartford Small Company Fund	The Hartford Total Return Bond Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$4,023	$6,186	$8,496	$2,591	$-	$-	$3,809

Expenses:
Mortality and expense risk charges	(1,445)	(449)	(6,544)	(2,811)	(4,301)	(2,770)	(1,051)

Total Expenses	(1,445)	(449)	(6,544)	(2,811)	(4,301)	(2,770)	(1,051)

Net Investment income (loss)	2,578	5,737	1,952	(220)	(4,301)	(2,770)	2,758

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(2,111)	(2,785)	8,305	(2,279)	(9,292)	(10,767)	(1,681)
Net realized gain distributions	6,257	-	2,315	-	8,646	-	-
Change in net unrealized appreciation (depreciation) on investments	19,091	10,811	68,131	30,203	58,427	54,152	4,793

Net gain (loss) on investments	23,237	8,026	78,751	27,924	57,781	43,385	3,112

Net increase (decrease) in net assets resulting from operations	$25,815	$13,763	$80,703	$27,704	$53,480	$40,615	$5,870

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2023

	The Hartford Healthcare Fund	The Hartford Growth Opportunities Fund	Hartford Quality Value Fund	Hartford Moderate Allocation Fund	The Hartford Conservative Allocation Fund	The Hartford Capital Appreciation Fund	The Hartford Growth Allocation Fund
	Sub-Account	Sub-Account	Sub-Account (3)	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$-	$-	$7	$46,467	$10,130	$33,293	$57,502

Expenses:
Mortality and expense risk charges	(2,423)	(2,534)	(13)	(18,721)	(3,698)	(50,547)	(22,717)

Total Expenses	(2,423)	(2,534)	(13)	(18,721)	(3,698)	(50,547)	(22,717)

Net Investment income (loss)	(2,423)	(2,534)	(6)	27,746	6,432	(17,254)	34,785

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	4,062	(6,081)	309	(15,116)	(1,343)	62,748	(10,572)
Net realized gain distributions	-	-	-	-	-	-	-
Change in net unrealized appreciation (depreciation) on investments	4,584	92,693	(437)	209,785	26,487	993,726	358,747

Net gain (loss) on investments	8,646	86,612	(128)	194,669	25,144	1,056,474	348,175

Net increase (decrease) in net assets resulting from operations	$6,223	$84,078	$(134)	$222,415	$31,576	$1,039,220	$382,960

3	The Sub-Account ceased operations on October 5, 2023.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2023

	The Hartford Inflation Plus Fund	The Hartford Equity Income Fund	The Hartford Balanced Income Fund	The Hartford MidCap Value Fund	Hotchkis and Wiley Large Cap Value Fund	Invesco V.I. Technology Fund	Invesco Technology Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$13,904	$11,691	$6,971	$323	$7,317	$-	$-

Expenses:
Mortality and expense risk charges	(4,464)	(5,163)	(1,905)	(495)	(2,797)	(83)	(7,411)

Total Expenses	(4,464)	(5,163)	(1,905)	(495)	(2,797)	(83)	(7,411)

Net Investment income (loss)	9,440	6,528	5,066	(172)	4,520	(83)	(7,411)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(8,645)	(2,533)	(4,386)	223	21,087	(869)	(25,263)
Net realized gain distributions	-	29,859	-	4,493	47,721	-	9,260
Change in net unrealized appreciation (depreciation) on investments	12,482	(892)	10,047	6,154	10,048	5,431	406,199

Net gain (loss) on investments	3,837	26,434	5,661	10,870	78,856	4,562	390,196

Net increase (decrease) in net assets resulting from operations	$13,277	$32,962	$10,727	$10,698	$83,376	$4,479	$382,785

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2023

	Delaware Ivy Natural Resources Fund	Delaware Ivy Large Cap Growth Fund	Delaware Ivy Science and Technology Fund	Delaware Ivy Asset Strategy Fund	Janus Henderson Forty Portfolio	Janus Henderson Global Research Portfolio	Janus Henderson Enterprise Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$18,444	$-	$-	$16,644	$6,384	$2,498	$134

Expenses:
Mortality and expense risk charges	(9,511)	(6,574)	(12,164)	(7,045)	(22,348)	(1,883)	(537)

Total Expenses	(9,511)	(6,574)	(12,164)	(7,045)	(22,348)	(1,883)	(537)

Net Investment income (loss)	8,933	(6,574)	(12,164)	9,599	(15,964)	615	(403)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	9,533	31,906	(170,725)	(4,048)	(6,483)	9,026	87
Net realized gain distributions	-	22,245	138,874	-	-	7,532	5,744
Change in net unrealized appreciation (depreciation) on investments	(24,068)	182,741	535,284	71,478	1,059,073	46,476	6,694

Net gain (loss) on investments	(14,535)	236,892	503,433	67,430	1,052,590	63,034	12,525

Net increase (decrease) in net assets resulting from operations	$(5,602)	$230,318	$491,269	$77,029	$1,036,626	$63,649	$12,122

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2023

	Janus Henderson Balanced Portfolio	Janus Henderson Overseas Portfolio	Janus Henderson Forty Fund	Janus Henderson Balanced Fund	Janus Henderson Enterprise Fund	Janus Henderson Overseas Fund	Janus Henderson Global Research Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$3,060	$2,312	$106	$52,718	$-	$19,426	$960

Expenses:
Mortality and expense risk charges	(1,045)	(1,057)	(42,590)	(14,620)	(14,357)	(12,575)	(1,041)

Total Expenses	(1,045)	(1,057)	(42,590)	(14,620)	(14,357)	(12,575)	(1,041)

Net Investment income (loss)	2,015	1,255	(42,484)	38,098	(14,357)	6,851	(81)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	3,910	268	129,965	23,603	5,084	92,527	1,705
Net realized gain distributions	-	-	674,348	-	129,263	-	7,528
Change in net unrealized appreciation (depreciation) on investments	13,596	12,795	1,580,003	281,884	129,165	61,462	30,649

Net gain (loss) on investments	17,506	13,063	2,384,316	305,487	263,512	153,989	39,882

Net increase (decrease) in net assets resulting from operations	$19,521	$14,318	$2,341,832	$343,585	$249,155	$160,840	$39,801

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2023

	Janus Henderson Mid Cap Value Fund	PGIM Jennison Natural Resources Fund	PGIM Jennison Mid-Cap Growth Fund	MassMutual High Yield Fund	JPMorgan Large Cap Growth Fund	JPMorgan Core Bond Fund	JPMorgan Small Cap Equity Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$5,471	$389	$-	$137,890	$-	$55,276	$462

Expenses:
Mortality and expense risk charges	(4,251)	(101)	(5,683)	-	(1,755)	(7,711)	(654)

Total Expenses	(4,251)	(101)	(5,683)	-	(1,755)	(7,711)	(654)

Net Investment income (loss)	1,220	288	(5,683)	137,890	(1,755)	47,565	(192)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(59,905)	1,152	(107,111)	(29,221)	(9,575)	(85,203)	(817)
Net realized gain distributions	56,128	-	26,474	-	-	-	2,280
Change in net unrealized appreciation (depreciation) on investments	69,799	(1,983)	213,974	153,195	61,943	117,461	4,528

Net gain (loss) on investments	66,022	(831)	133,337	123,974	52,368	32,258	5,991

Net increase (decrease) in net assets resulting from operations	$67,242	$(543)	$127,654	$261,864	$50,613	$79,823	$5,799

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2023

	JPMorgan Small Cap Growth Fund	JPMorgan Small Cap Value Fund	JPMorgan U.S. Equity Fund	JPMorgan SmartRetirement 2020 Fund	JPMorgan SmartRetirement 2025 Fund	JPMorgan SmartRetirement 2030 Fund	JPMorgan SmartRetirement 2035 Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$-	$6,450	$4,501	$67,223	$126,388	$116,511	$82,179

Expenses:
Mortality and expense risk charges	(10,618)	(827)	(5,189)	(15,406)	(35,579)	(40,149)	(32,831)

Total Expenses	(10,618)	(827)	(5,189)	(15,406)	(35,579)	(40,149)	(32,831)

Net Investment income (loss)	(10,618)	5,623	(688)	51,817	90,809	76,362	49,348

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(86,641)	(9,440)	14,918	(98,824)	(633,181)	(484,907)	(300,568)
Net realized gain distributions	-	672	7,705	-	-	-	-
Change in net unrealized appreciation (depreciation) on investments	195,093	53,605	132,584	270,655	1,210,669	1,129,372	937,448

Net gain (loss) on investments	108,452	44,837	155,207	171,831	577,488	644,465	636,880

Net increase (decrease) in net assets resulting from operations	$97,834	$50,460	$154,519	$223,648	$668,297	$720,827	$686,228

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2023

	JPMorgan SmartRetirement 2040 Fund	JPMorgan SmartRetirement 2045 Fund	JPMorgan SmartRetirement 2050 Fund	JPMorgan SmartRetirement Income Fund	JPMorgan SmartRetirement 2055 Fund	Loomis Sayles Bond Fund	LKCM Aquinas Catholic Equity Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$72,705	$45,534	$51,851	$11,211	$24,273	$9,701	$2,093

Expenses:
Mortality and expense risk charges	(30,599)	(25,274)	(22,155)	(2,918)	(12,237)	(2,157)	(2,734)

Total Expenses	(30,599)	(25,274)	(22,155)	(2,918)	(12,237)	(2,157)	(2,734)

Net Investment income (loss)	42,106	20,260	29,696	8,293	12,036	7,544	(641)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(374,952)	(189,461)	(159,382)	(38,591)	(67,699)	(8,158)	(25)
Net realized gain distributions	-	-	-	-	-	-	5,419
Change in net unrealized appreciation (depreciation) on investments	1,136,330	713,231	746,563	74,251	368,330	14,871	27,530

Net gain (loss) on investments	761,378	523,770	587,181	35,660	300,631	6,713	32,924

Net increase (decrease) in net assets resulting from operations	$803,484	$544,030	$616,877	$43,953	$312,667	$14,257	$32,283

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2023

	Lord Abbett Affiliated Fund	Lord Abbett Fundamental Equity Fund	Lord Abbett Bond Debenture Fund	Lord Abbett Growth Opportunities Fund	Lord Abbett Dividend Growth Fund	Lord Abbett Total Return Fund	Lord Abbett Developing Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$6,786	$18,278	$86,927	$-	$1,573	$285,994	$-

Expenses:
Mortality and expense risk charges	(3,914)	(11,819)	(11,133)	(2,210)	(2,307)	(6,763)	(6,000)

Total Expenses	(3,914)	(11,819)	(11,133)	(2,210)	(2,307)	(6,763)	(6,000)

Net Investment income (loss)	2,872	6,459	75,794	(2,210)	(734)	279,231	(6,000)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	3,784	64,676	(43,778)	(1,659)	9,237	(130,783)	(69,139)
Net realized gain distributions	-	-	-	-	1,057	-	-
Change in net unrealized appreciation (depreciation) on investments	27,692	169,840	65,609	22,315	18,890	238,103	120,841

Net gain (loss) on investments	31,476	234,516	21,831	20,656	29,184	107,320	51,702

Net increase (decrease) in net assets resulting from operations	$34,348	$240,975	$97,625	$18,446	$28,450	$386,551	$45,702

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2023

	Lord Abbett International Equity Inv Opt	Lord Abbett Value Opportunities Fund	Clearbridge Value Trust	MFS® Emerging Markets Debt Fund	Massachusetts Investors Growth Stock Fund	MFS High Income Fund	MFS International New Discovery Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$6,962	$2,502	$2,385	$5,682	$9,436	$31,022	$5,606

Expenses:
Mortality and expense risk charges	(1,861)	(21,332)	(1,201)	(682)	(5,015)	(3,249)	(1,728)

Total Expenses	(1,861)	(21,332)	(1,201)	(682)	(5,015)	(3,249)	(1,728)

Net Investment income (loss)	5,101	(18,830)	1,184	5,000	4,421	27,773	3,878

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(1,701)	(86,437)	9,717	(3,880)	29,826	(27,195)	736
Net realized gain distributions	-	34,639	20,896	-	85,357	-	7,842
Change in net unrealized appreciation (depreciation) on investments	39,762	443,076	12,899	7,813	342,526	58,692	26,320

Net gain (loss) on investments	38,061	391,278	43,512	3,933	457,709	31,497	34,898

Net increase (decrease) in net assets resulting from operations	$43,162	$372,448	$44,696	$8,933	$462,130	$59,270	$38,776

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2023

	MFS Mid Cap Growth Fund	MFS New Discovery Fund	MFS Research International Fund	MFS Total Return Fund	MFS Utilities Fund	MFS Value Fund	MFS Total Return Bond Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$-	$-	$41,155	$56,531	$87,334	$189,087	$34,180

Expenses:
Mortality and expense risk charges	(4,012)	(874)	(20,603)	(16,163)	(25,129)	(32,532)	(4,605)

Total Expenses	(4,012)	(874)	(20,603)	(16,163)	(25,129)	(32,532)	(4,605)

Net Investment income (loss)	(4,012)	(874)	20,552	40,368	62,205	156,555	29,575

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	16,689	(209,889)	76,025	1,062	(17,658)	405,326	(59,605)
Net realized gain distributions	-	-	-	91,372	134,462	791,376	-
Change in net unrealized appreciation (depreciation) on investments	80,387	674,353	207,463	87,237	(319,892)	(459,332)	79,015

Net gain (loss) on investments	97,076	464,464	283,488	179,671	(203,088)	737,370	19,410

Net increase (decrease) in net assets resulting from operations	$93,064	$463,590	$304,040	$220,039	$(140,883)	$893,925	$48,985

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2023

	MFS Massachusetts Investors Trust	MFS International Growth Fund	MFS Core Equity Fund	MFS Government Securities Fund	MFS International Intrinsic Value Fund	MFS Technology Fund	MFS Utilities Series
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$5,901	$2,728	$14,599	$122,043	$303,562	$-	$3,125

Expenses:
Mortality and expense risk charges	(3,425)	(2,458)	(8,397)	(11,865)	(6,546)	(1,442)	(739)

Total Expenses	(3,425)	(2,458)	(8,397)	(11,865)	(6,546)	(1,442)	(739)

Net Investment income (loss)	2,476	270	6,202	110,178	297,016	(1,442)	2,386

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	8,129	(1,418)	109,451	(125,330)	(187,950)	17,596	4,226
Net realized gain distributions	68,149	3,013	42,584	-	1,731,811	26,172	4,836
Change in net unrealized appreciation (depreciation) on investments	43,863	30,488	292,883	152,190	1,162,446	43,193	(14,238)

Net gain (loss) on investments	120,141	32,083	444,918	26,860	2,706,307	86,961	(5,176)

Net increase (decrease) in net assets resulting from operations	$122,617	$32,353	$451,120	$137,038	$3,003,323	$85,519	$(2,790)

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2023

	MFS Growth Fund	MFS High Yield Portfolio	BlackRock Global Allocation Fund, Inc.	BlackRock Advantage Large Cap Core Fund	BlackRock Advantage U.S. Total Market Fund	BlackRock Mid-Cap Value Fund	BlackRock International Dividend Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$-	$441	$70,244	$608	$114	$19,470	$3,431

Expenses:
Mortality and expense risk charges	(6,957)	(51)	(46,488)	(723)	(174)	(10,787)	(2,128)

Total Expenses	(6,957)	(51)	(46,488)	(723)	(174)	(10,787)	(2,128)

Net Investment income (loss)	(6,957)	390	23,756	(115)	(60)	8,683	1,303

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	21,651	(904)	(105,432)	2,404	(1,158)	29,623	3,882
Net realized gain distributions	48,623	-	-	-	-	25,304	-
Change in net unrealized appreciation (depreciation) on investments	181,241	1,254	736,821	15,152	3,365	65,406	23,117

Net gain (loss) on investments	251,515	350	631,389	17,556	2,207	120,333	26,999

Net increase (decrease) in net assets resulting from operations	$244,558	$740	$655,145	$17,441	$2,147	$129,016	$28,302

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2023

	BlackRock Mid Cap Growth Equity Portfolio	Victory Munder Mid-Cap Core Growth Fund	MassMutual 80/20 Allocation Fund	Neuberger Berman Sustainable Equity Fund	Nuveen International Value Fund	Invesco Capital Appreciation Fund	Invesco V.I. Global Fund
	Sub-Account	Sub-Account	Sub-Account (4)	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$-	$-	$29	$2,060	$2,559	$-	$-

Expenses:
Mortality and expense risk charges	(4,304)	(4,100)	(7)	(8,347)	(1,322)	(4,261)	(18,745)

Total Expenses	(4,304)	(4,100)	(7)	(8,347)	(1,322)	(4,261)	(18,745)

Net Investment income (loss)	(4,304)	(4,100)	22	(6,287)	1,237	(4,261)	(18,745)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	11,274	(56,556)	2	(1,270)	1,661	(26,346)	(13,677)
Net realized gain distributions	-	49,565	74	142,905	-	-	541,416
Change in net unrealized appreciation (depreciation) on investments	94,057	110,162	94	214,359	20,301	266,502	939,987

Net gain (loss) on investments	105,331	103,171	170	355,994	21,962	240,156	1,467,726

Net increase (decrease) in net assets resulting from operations	$101,027	$99,071	$192	$349,707	$23,199	$235,895	$1,448,981

4	The Sub-Account commenced operations on August 25, 2023.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2023

	Invesco Global Opportunities Fund	Invesco Oppenheimer International Growth Fund	Invesco Main Street Fund	Invesco Global Strategic Income Fund	Invesco Main Street Mid Cap Fund	Invesco Developing Markets Fund	Invesco International Bond Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$-	$3,742	$624	$14,141	$-	$15,943	$125,019

Expenses:
Mortality and expense risk charges	(482)	(4,778)	(4,054)	(2,822)	(16,415)	(12,777)	(20,232)

Total Expenses	(482)	(4,778)	(4,054)	(2,822)	(16,415)	(12,777)	(20,232)

Net Investment income (loss)	(482)	(1,036)	(3,430)	11,319	(16,415)	3,166	104,787

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(6,210)	(19,887)	266	(19,482)	(10,679)	1,759	(154,105)
Net realized gain distributions	-	56,313	27,305	-	-	-	-
Change in net unrealized appreciation (depreciation) on investments	25,498	63,719	54,716	27,684	355,339	263,437	247,681

Net gain (loss) on investments	19,288	100,145	82,287	8,202	344,660	265,196	93,576

Net increase (decrease) in net assets resulting from operations	$18,806	$99,109	$78,857	$19,521	$328,245	$268,362	$198,363

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2023

	Invesco Main Street All Cap Fund	Invesco Gold & Special Minerals Fund	Invesco International Diversified Fund	Invesco Rising Dividends Fund	Putnam Focused International Equity Fund	Putnam VT High Yield Fund	Putnam VT Emerging Markets Equity Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$1,764	$13,301	$803	$114	$58	$9,585	$289

Expenses:
Mortality and expense risk charges	(7,308)	(12,511)	(2,691)	(148)	(52)	(1,213)	(412)

Total Expenses	(7,308)	(12,511)	(2,691)	(148)	(52)	(1,213)	(412)

Net Investment income (loss)	(5,544)	790	(1,888)	(34)	6	8,372	(123)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	8,065	15,115	(20,833)	270	(251)	(6,428)	(799)
Net realized gain distributions	48,888	-	-	748	-	-	-
Change in net unrealized appreciation (depreciation) on investments	212,159	64,681	47,809	885	1,573	16,579	7,014

Net gain (loss) on investments	269,112	79,796	26,976	1,903	1,322	10,151	6,215

Net increase (decrease) in net assets resulting from operations	$263,568	$80,586	$25,088	$1,869	$1,328	$18,523	$6,092

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2023

	Putnam VT Sustainable Leaders Fund	Putnam VT Small Cap Value Fund	Pioneer Disciplined Value Fund	Pioneer Equity Income Fund	Pioneer Fundamental Growth Fund	Virtus NFJ International Value Fund	Virtus NFJ Small-Cap Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$2,028	$240	$2,995	$1,379	$-	$318	$18,665

Expenses:
Mortality and expense risk charges	(2,717)	(1,050)	(1,907)	(1,005)	(418)	(171)	(5,888)

Total Expenses	(2,717)	(1,050)	(1,907)	(1,005)	(418)	(171)	(5,888)

Net Investment income (loss)	(689)	(810)	1,088	374	(418)	147	12,777

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	310	(2,727)	(13,701)	(351)	31	125	(50,069)
Net realized gain distributions	12,428	18,483	1,597	11,758	1,467	-	72,993
Change in net unrealized appreciation (depreciation) on investments	78,498	17,853	31,811	(6,774)	13,441	1,604	129,142

Net gain (loss) on investments	91,236	33,609	19,707	4,633	14,939	1,729	152,066

Net increase (decrease) in net assets resulting from operations	$90,547	$32,799	$20,795	$5,007	$14,521	$1,876	$164,843

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2023

	Virtus NFJ Dividend Value Fund	PIMCO Total Return Fund	PIMCO Emerging Markets Bond Fund	PIMCO Real Return Fund	Pioneer Fund	Pioneer High Yield Fund	Pioneer Strategic Income Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$85,487	$411,631	$17,400	$227,911	$6,417	$45,464	$148,648

Expenses:
Mortality and expense risk charges	(23,197)	(74,482)	(2,581)	(33,580)	(8,769)	(5,065)	(14,610)

Total Expenses	(23,197)	(74,482)	(2,581)	(33,580)	(8,769)	(5,065)	(14,610)

Net Investment income (loss)	62,290	337,149	14,819	194,331	(2,352)	40,399	134,038

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(232,615)	(703,853)	(8,198)	(233,639)	9,416	(15,042)	(69,563)
Net realized gain distributions	220,041	-	-	-	16,946	-	-
Change in net unrealized appreciation (depreciation) on investments	338,487	938,480	24,876	263,334	166,639	52,888	258,174

Net gain (loss) on investments	325,913	234,627	16,678	29,695	193,001	37,846	188,611

Net increase (decrease) in net assets resulting from operations	$388,203	$571,776	$31,497	$224,026	$190,649	$78,245	$322,649

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2023

	Pioneer Mid Cap Value Fund	Pioneer Select Mid Cap Growth Fund	PIMCO Total Return ESG Fund	Putnam Large Cap Value Fund	Putnam High Yield Fund	Putnam International Equity Fund	Putnam Sustainable Leaders Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$15,853	$-	$100,168	$36,886	$46,442	$120	$9

Expenses:
Mortality and expense risk charges	(8,357)	(813)	(1,490)	(7,853)	(5,947)	(29)	(34)

Total Expenses	(8,357)	(813)	(1,490)	(7,853)	(5,947)	(29)	(34)

Net Investment income (loss)	7,496	(813)	98,678	29,033	40,495	91	(25)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(5,657)	(379)	(160,518)	13,633	(20,106)	2	(11)
Net realized gain distributions	49,824	-	-	94,862	-	-	140
Change in net unrealized appreciation (depreciation) on investments	52,717	16,770	229,082	215,820	72,893	520	800

Net gain (loss) on investments	96,884	16,391	68,564	324,315	52,787	522	929

Net increase (decrease) in net assets resulting from operations	$104,380	$15,578	$167,242	$353,348	$93,282	$613	$904

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2023

	Putnam International Capital Opportunities Fund	Putnam Small Cap Growth Fund	Royce Small-Cap Total Return Fund	Royce Smaller- Companies Growth Fund	Royce Small-Cap Value Fund	Columbia Large Cap Value Fund	Virtus Ceredex Small-Cap Value Equity Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$1,109	$-	$23,201	$-	$1,216	$3,166	$19,069

Expenses:
Mortality and expense risk charges	(1,989)	(1,833)	(5,125)	(1,099)	(1,307)	(949)	(3,861)

Total Expenses	(1,989)	(1,833)	(5,125)	(1,099)	(1,307)	(949)	(3,861)

Net Investment income (loss)	(880)	(1,833)	18,076	(1,099)	(91)	2,217	15,208

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(1,514)	(305)	(118,946)	(3,812)	143	(15)	(30,512)
Net realized gain distributions	2,130	-	49,101	-	9,077	7,816	59,746
Change in net unrealized appreciation (depreciation) on investments	32,553	52,310	226,061	62,083	17,061	4,634	25,940

Net gain (loss) on investments	33,169	52,005	156,216	58,271	26,281	12,435	55,174

Net increase (decrease) in net assets resulting from operations	$32,289	$50,172	$174,292	$57,172	$26,190	$14,652	$70,382

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2023

	Virtus Ceredex Mid-Cap Value Equity Fund	Virtus Ceredex Large-Cap Value Equity Fund	DWS RREEF Real Estate Securities Fund	DWS CROCI Equity Dividend Fund	DWS Enhanced Emerging Markets Fixed Income	SSgA S&P 500 Index Fund	DWS Core Equity VIP
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$7,021	$11	$314	$5,545	$100	$45,203	$198

Expenses:
Mortality and expense risk charges	(5,142)	(9)	(166)	(1,173)	(20)	(19,820)	(151)

Total Expenses	(5,142)	(9)	(166)	(1,173)	(20)	(19,820)	(151)

Net Investment income (loss)	1,879	2	148	4,372	80	25,383	47

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(41,893)	(6)	(16)	72	(9)	13,010	16
Net realized gain distributions	-	8	-	6,646	-	323,151	1,209
Change in net unrealized appreciation (depreciation) on investments	106,173	93	1,976	(1,377)	77	307,226	3,531

Net gain (loss) on investments	64,280	95	1,960	5,341	68	643,387	4,756

Net increase (decrease) in net assets resulting from operations	$66,159	$97	$2,108	$9,713	$148	$668,770	$4,803

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2023

	DWS International Growth Fund	MassMutual Overseas Fund	MassMutual Total Return Bond Fund	MassMutual Blue Chip Growth Fund	MassMutual Mid Cap Growth Fund	MassMutual Strategic Bond Fund	ClearBridge Appreciation Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$1,689	$276	$5,348	$-	$-	$129,525	$4,742

Expenses:
Mortality and expense risk charges	(988)	(201)	(854)	(35)	(1,058)	(543)	(5,397)

Total Expenses	(988)	(201)	(854)	(35)	(1,058)	(543)	(5,397)

Net Investment income (loss)	701	75	4,494	(35)	(1,058)	128,982	(655)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	1,293	(8)	(6,726)	(1,064,083)	(81,421)	(97,359)	10,797
Net realized gain distributions	-	233	-	7,066,108	80,877	-	24,720
Change in net unrealized appreciation (depreciation) on investments	16,561	2,788	9,918	7,615,582	244,640	160,876	81,187

Net gain (loss) on investments	17,854	3,013	3,192	13,617,607	244,096	63,517	116,704

Net increase (decrease) in net assets resulting from operations	$18,555	$3,088	$7,686	$13,617,572	$243,038	$192,499	$116,049

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2023

	ClearBridge Aggressive Growth Fund	ClearBridge All Cap Value Fund	ClearBridge Mid Cap Fund	ClearBridge Small Cap Growth Fund	Thornburg International Equity Fund	Thornburg Small Mid Cap Core Fund	Thornburg Small Mid Cap Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$71	$366	$-	$-	$44,661	$-	$-

Expenses:
Mortality and expense risk charges	(518)	(421)	(7,693)	(5,904)	(17,048)	(3,545)	(4,082)

Total Expenses	(518)	(421)	(7,693)	(5,904)	(17,048)	(3,545)	(4,082)

Net Investment income (loss)	(447)	(55)	(7,693)	(5,904)	27,613	(3,545)	(4,082)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(19,172)	(68)	(23,202)	(41,847)	(19,188)	(22,717)	(32,795)
Net realized gain distributions	5,548	1,247	27,880	2,872	11,065	-	-
Change in net unrealized appreciation (depreciation) on investments	24,077	2,963	186,703	86,917	335,305	73,205	133,378

Net gain (loss) on investments	10,453	4,142	191,381	47,942	327,182	50,488	100,583

Net increase (decrease) in net assets resulting from operations	$10,006	$4,087	$183,688	$42,038	$354,795	$46,943	$96,501

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2023

	Timothy Plan Large/Mid Cap Value Fund	T. Rowe Price Growth Stock Fund, Inc.	T. Rowe Price Equity Income Fund	T. Rowe Price Retirement 2010 Fund	T. Rowe Price Retirement 2020 Fund	T. Rowe Price Retirement 2030 Fund	T. Rowe Price Retirement 2040 Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$1,324	$-	$17,981	$9,793	$151,425	$247,266	$108,990

Expenses:
Mortality and expense risk charges	(1,960)	(43,915)	(9,492)	(4,031)	(55,608)	(111,640)	(71,944)

Total Expenses	(1,960)	(43,915)	(9,492)	(4,031)	(55,608)	(111,640)	(71,944)

Net Investment income (loss)	(636)	(43,915)	8,489	5,762	95,817	135,626	37,046

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	295	(45,015)	3,053	(7,409)	(325,814)	(130,808)	(32,418)
Net realized gain distributions	1,141	172,050	44,976	7,380	320,042	698,237	423,570
Change in net unrealized appreciation (depreciation) on investments	30,220	1,527,654	26,145	38,629	836,527	1,514,116	1,198,620

Net gain (loss) on investments	31,656	1,654,689	74,174	38,600	830,755	2,081,545	1,589,772

Net increase (decrease) in net assets resulting from operations	$31,020	$1,610,774	$82,663	$44,362	$926,572	$2,217,171	$1,626,818

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2023

	T. Rowe Price Retirement 2050 Fund	T. Rowe Price Retirement Balanced Fund	T. Rowe Price Retirement 2025 Fund	T. Rowe Price Retirement 2035 Fund	T. Rowe Price Retirement 2045 Fund	T. Rowe Price Retirement 2055 Fund	UBS Global Allocation Fund
	Sub-Account	Sub-Account	Sub-Account (5)	Sub-Account (6)	Sub-Account	Sub-Account (7)	Sub-Account
Investment income:
Dividends	$70,395	$19,162	$-	$659	$613	$94	$330

Expenses:
Mortality and expense risk charges	(51,821)	(6,569)	(6)	(276)	(279)	(58)	(151)

Total Expenses	(51,821)	(6,569)	(6)	(276)	(279)	(58)	(151)

Net Investment income (loss)	18,574	12,593	(6)	383	334	36	179

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	5,097	(71,071)	66	1	(2,485)	(91)	(193)
Net realized gain distributions	247,270	6,619	-	1,621	1,995	273	-
Change in net unrealized appreciation (depreciation) on investments	990,620	122,207	-	1,571	5,658	446	1,177

Net gain (loss) on investments	1,242,987	57,755	66	3,193	5,168	628	984

Net increase (decrease) in net assets resulting from operations	$1,261,561	$70,348	$60	$3,576	$5,502	$664	$1,163

5	The Sub-Account commenced operations on May 15, 2023 and ceased operations on June 6, 2023.
6	The Sub-Account commenced operations on May 15, 2023.
7	The Sub-Account commenced operations on May 15, 2023.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2023

	Vanguard Small-Cap Index Fund	Vanguard Mid-Cap Index Fund	Vanguard Total Bond Market Index Fund	Victory Diversified Stock Fund	Victory Special Value Fund	Victory Sycamore Small Company Opportunity Fund	Victory Sycamore Established Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$55,892	$35,224	$27,509	$301	$-	$8,085	$123,425

Expenses:
Mortality and expense risk charges	-	-	-	(3,097)	(9,500)	(14,563)	(6,869)

Total Expenses	-	-	-	(3,097)	(9,500)	(14,563)	(6,869)

Net Investment income (loss)	55,892	35,224	27,509	(2,796)	(9,500)	(6,478)	116,556

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	215,466	115,316	(12,097)	1,431	59,585	102,573	(102,976)
Net realized gain distributions	-	-	-	40,006	97,488	158,667	401,935
Change in net unrealized appreciation (depreciation) on investments	289,128	175,484	34,397	44,882	84,742	3,825	419,952

Net gain (loss) on investments	504,594	290,800	22,300	86,319	241,815	265,065	718,911

Net increase (decrease) in net assets resulting from operations	$560,486	$326,024	$49,809	$83,523	$232,315	$258,587	$835,467

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2023

	Invesco Comstock Fund	Invesco Equity and Income Fund	Invesco Growth and Income Fund	Invesco Quality Income Fund	Invesco Small Cap Value Fund	Invesco American Value Fund	Invesco Value Opportunities Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (8)	Sub-Account (9)
Investment income:
Dividends	$61,542	$215,033	$30,462	$56	$5,128	$2,623	$776

Expenses:
Mortality and expense risk charges	(16,614)	(42,885)	(15,451)	(14)	(8,098)	(516)	(3,388)

Total Expenses	(16,614)	(42,885)	(15,451)	(14)	(8,098)	(516)	(3,388)

Net Investment income (loss)	44,928	172,148	15,011	42	(2,970)	2,107	(2,612)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	56,180	(25,969)	(50,303)	(1)	28,060	(8,836)	(12,073)
Net realized gain distributions	230,940	515,858	198,802	-	40,398	14,272	7,701
Change in net unrealized appreciation (depreciation) on investments	69,586	319,746	38,540	31	105,909	17,594	25,978

Net gain (loss) on investments	356,706	809,635	187,039	30	174,367	23,030	21,606

Net increase (decrease) in net assets resulting from operations	$401,634	$981,783	$202,050	$72	$171,397	$25,137	$18,994

8	The Sub-Account ceased operations on February 10, 2023.
9	Invesco American Value Fund was acquired by Invesco Value Opportunities Fund effective February 10, 2023.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2023

	Invesco Diversified Dividend Fund	Invesco American Franchise Fund	Invesco Global Core Equity Fund	Vanguard 500 Index Fund	Allspring International Equity Fund	Allspring Core Bond Fund	Columbia Seligman Technology and Information Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$8,884	$-	$169	$108,899	$541	$2,929	$-

Expenses:
Mortality and expense risk charges	(3,277)	(4,141)	(603)	-	(159)	(680)	(4,418)

Total Expenses	(3,277)	(4,141)	(603)	-	(159)	(680)	(4,418)

Net Investment income (loss)	5,607	(4,141)	(434)	108,899	382	2,249	(4,418)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(9,911)	5,945	(143)	485,091	295	(8,995)	7,790
Net realized gain distributions	23,786	-	1,278	-	-	-	45,557
Change in net unrealized appreciation (depreciation) on investments	11,211	227,209	9,326	1,006,746	3,026	7,362	230,878

Net gain (loss) on investments	25,086	233,154	10,461	1,491,837	3,321	(1,633)	284,225

Net increase (decrease) in net assets resulting from operations	$30,693	$229,013	$10,027	$1,600,736	$3,703	$616	$279,807

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2023

	Columbia Seligman Global Technology Fund	Columbia Select Small Cap Value Fund	TIAA-CREF Large Cap Value Index Fund	TIAA-CREF Large Cap Growth Fund	TIAA-CREF Bond Index Fund	TIAA-CREF Equity Index Fund	MassMutual Equity Opportunities Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$-	$4	$70,938	$22,139	$6,274	$69,915	$24,484

Expenses:
Mortality and expense risk charges	(4,489)	(4)	(2,344)	(3,111)	(1,305)	(8,768)	-

Total Expenses	(4,489)	(4)	(2,344)	(3,111)	(1,305)	(8,768)	-

Net Investment income (loss)	(4,489)	-	68,594	19,028	4,969	61,147	24,484

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	8,513	1	73,982	215,532	(6,769)	197,142	(13,200)
Net realized gain distributions	51,064	23	88,989	46,874	-	-	66,794
Change in net unrealized appreciation (depreciation) on investments	198,853	30	146,604	1,065,043	11,997	946,303	138,883

Net gain (loss) on investments	258,430	54	309,575	1,327,449	5,228	1,143,445	192,477

Net increase (decrease) in net assets resulting from operations	$253,941	$54	$378,169	$1,346,477	$10,197	$1,204,592	$216,961

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2023

	MassMutual RetireSMARTSM by JPMorgan 2020 Fund	MassMutual RetireSMARTSM by JPMorgan 2025 Fund	MassMutual RetireSMARTSM by JPMorgan 2030 Fund	MassMutual RetireSMARTSM by JPMorgan 2035 Fund	MassMutual RetireSMARTSM by JPMorgan 2040 Fund	MassMutual RetireSMARTSM by JPMorgan 2045 Fund	MassMutual RetireSMARTSM by JPMorgan 2050 Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$12,038	$36,908	$39,344	$31,951	$57,186	$15,934	$9,989

Expenses:
Mortality and expense risk charges	(3,933)	(10,573)	(11,486)	(9,465)	(17,301)	(9,187)	(5,426)

Total Expenses	(3,933)	(10,573)	(11,486)	(9,465)	(17,301)	(9,187)	(5,426)

Net Investment income (loss)	8,105	26,335	27,858	22,486	39,885	6,747	4,563

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(82,079)	(207,382)	(69,223)	(82,106)	(94,770)	(94,500)	(78,523)
Net realized gain distributions	-	-	-	55,018	-	55,570	8,375
Change in net unrealized appreciation (depreciation) on investments	121,941	358,703	241,790	262,605	477,669	253,705	187,703

Net gain (loss) on investments	39,862	151,321	172,567	235,517	382,899	214,775	117,555

Net increase (decrease) in net assets resulting from operations	$47,967	$177,656	$200,425	$258,003	$422,784	$221,522	$122,118

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2023

	MassMutual RetireSMARTSM by JPMorgan In Retirement Fund	MassMutual RetireSMARTSM by JPMorgan 2055 Fund	American Century Heritage Fund	ClearBridge Small Cap Value Fund	North Square Spectrum Alpha Fund	Invesco Intermediate Bond Factor Fund	MassMutual Strategic Emerging Markets Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (10)	Sub-Account
Investment income:
Dividends	$9,054	$4,589	$-	$85	$-	$145	$-

Expenses:
Mortality and expense risk charges	(697)	(3,739)	(6,755)	(70)	(678)	(68)	(130)

Total Expenses	(697)	(3,739)	(6,755)	(70)	(678)	(68)	(130)

Net Investment income (loss)	8,357	850	(6,755)	15	(678)	77	(130)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(7,553)	(61,851)	(35,839)	4	(26,313)	(1,459)	(158)
Net realized gain distributions	-	16,254	10,448	-	-	-	-
Change in net unrealized appreciation (depreciation) on investments	33,317	127,847	216,681	1,352	40,657	1,354	1,065

Net gain (loss) on investments	25,764	82,250	191,290	1,356	14,344	(105)	907

Net increase (decrease) in net assets resulting from operations	$34,121	$83,100	$184,535	$1,371	$13,666	$(28)	$777

10	The Sub-Account ceased operations on August 31, 2023.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2023

	MassMutual International Equity Fund	MassMutual Small Cap Opportunities Fund	MassMutual Small Cap Growth Equity Fund	Fidelity VIP Freedom 2035 Portfolio	Fidelity VIP Freedom 2050 Portfolio	Delaware Ivy Small Cap Growth Fund	JPMorgan Mid Cap Growth Fund
	Sub-Account (11)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$18	$966	$-	$194	$7	$-	$-

Expenses:
Mortality and expense risk charges	(3)	(722)	(130)	(39)	(3)	(702)	-

Total Expenses	(3)	(722)	(130)	(39)	(3)	(702)	-

Net Investment income (loss)	15	244	(130)	155	4	(702)	-

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	-	(1,903)	(85,442)	7	-	(18,531)	(15,024)
Net realized gain distributions	15	36,839	-	22	9	22,295	-
Change in net unrealized appreciation (depreciation) on investments	69	90,166	435,003	1,474	86	71,574	339,586

Net gain (loss) on investments	84	125,102	349,561	1,503	95	75,338	324,562

Net increase (decrease) in net assets resulting from operations	$99	$125,346	$349,431	$1,658	$99	$74,636	$324,562

11	The Sub-Account commenced operations on October 11, 2023.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2023

	Invesco Discovery Mid Cap Growth Fund	T. Rowe Price Retirement 2060 Fund	MSIF Global Opportunity Portfolio	JPMorgan U.S. Government Money Market Fund	American Century U.S. Government Money Market Fund	Invesco Balanced- Risk Commodity Strategy Fund	Putnam Large Cap Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (12)
Investment income:
Dividends	$-	$1,286	$-	$22,774	$15,295	$443	$-

Expenses:
Mortality and expense risk charges	(8,973)	(709)	(1,729)	(6,055)	(2,319)	(280)	(61)

Total Expenses	(8,973)	(709)	(1,729)	(6,055)	(2,319)	(280)	(61)

Net Investment income (loss)	(8,973)	577	(1,729)	16,719	12,976	163	(61)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(12,794)	(247)	(1,095)	-	-	(3,722)	51
Net realized gain distributions	-	2,809	4,503	-	-	56	28
Change in net unrealized appreciation (depreciation) on investments	136,805	16,552	66,092	-	-	(207)	1,668

Net gain (loss) on investments	124,011	19,114	69,500	-	-	(3,873)	1,747

Net increase (decrease) in net assets resulting from operations	$115,038	$19,691	$67,771	$16,719	$12,976	$(3,710)	$1,686

12	Formerly, Putnam Growth Opportunities Fund. Name changed to Putnam Large Cap Growth Fund effective March 31, 2023.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2023

	John Hancock New Opportunities Fund	MassMutual RetireSMARTSM by JPMorgan 2060 Fund	Columbia Large Cap Growth Opportunity Fund	JPMorgan SmartRetirement 2060 Fund	Victory RS Value Fund	Pioneer Global Sustainable Equity Fund	BlackRock Advantage Small Cap Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$-	$1,379	$-	$340	$9,695	$20,610	$1,166

Expenses:
Mortality and expense risk charges	(2,954)	(357)	(8,483)	(63)	-	(11,093)	(4,317)

Total Expenses	(2,954)	(357)	(8,483)	(63)	-	(11,093)	(4,317)

Net Investment income (loss)	(2,954)	1,022	(8,483)	277	9,695	9,517	(3,151)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(236)	(743)	(68,301)	2	(20,992)	25,413	(20,988)
Net realized gain distributions	15,856	4,128	-	-	84,621	1,513	-
Change in net unrealized appreciation (depreciation) on investments	30,130	8,164	302,299	2,225	41,034	181,742	116,969

Net gain (loss) on investments	45,750	11,549	233,998	2,227	104,663	208,668	95,981

Net increase (decrease) in net assets resulting from operations	$42,796	$12,571	$225,515	$2,504	$114,358	$218,185	$92,830

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2023

	MassMutual Select T.Rowe Price Retire 2020 Fund	MassMutual Select T.Rowe Price Retire 2025 Fund	MassMutual Select T.Rowe Price Retire 2030 Fund	MassMutual Select T.Rowe Price Retire 2035 Fund	MassMutual Select T.Rowe Price Retire 2040 Fund	MassMutual Select T.Rowe Price Retire 2045 Fund	MassMutual Select T.Rowe Price Retire 2050 Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$2,120	$23	$4,283	$2,698	$1,273	$103	$1,126

Expenses:
Mortality and expense risk charges	(1,418)	(8)	(368)	(1,417)	(951)	(96)	(1,120)

Total Expenses	(1,418)	(8)	(368)	(1,417)	(951)	(96)	(1,120)

Net Investment income (loss)	702	15	3,915	1,281	322	7	6

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(97)	(2)	(3)	77	16	4	(406)
Net realized gain distributions	4,155	67	17,371	14,062	7,651	689	7,650
Change in net unrealized appreciation (depreciation) on investments	10,763	115	(4,361)	4,548	5,476	688	8,871

Net gain (loss) on investments	14,821	180	13,007	18,687	13,143	1,381	16,115

Net increase (decrease) in net assets resulting from operations	$15,523	$195	$16,922	$19,968	$13,465	$1,388	$16,121

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2023

	MassMutual Select T.Rowe Price Fund	MassMutual Select T.Rowe Price Retire 2060 Fund	BlackRock S&P 500 Index V.I. Fund	Hartford International Equity Fund	Putnam Core Equity Fund	BNY Mellon Insight Core Plus Fund	Keeley Small Cap Dividend Value Fund
	Sub-Account (13)	Sub-Account	Sub-Account	Sub-Account	Sub-Account (14)	Sub-Account	Sub-Account
Investment income:
Dividends	$267	$236	$180,212	$4,481	$2,279	$17,429	$15,114

Expenses:
Mortality and expense risk charges	(172)	(159)	(78,253)	(2,916)	(1,102)	(2,235)	(1,839)

Total Expenses	(172)	(159)	(78,253)	(2,916)	(1,102)	(2,235)	(1,839)

Net Investment income (loss)	95	77	101,959	1,565	1,177	15,194	13,275

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(2)	(1,719)	153,009	32,403	(79)	(4,245)	(3,311)
Net realized gain distributions	1,916	1,192	564,933	-	5,332	-	13,508
Change in net unrealized appreciation (depreciation) on investments	(158)	3,138	2,299,024	19,564	16,776	17,123	27,119

Net gain (loss) on investments	1,756	2,611	3,016,966	51,967	22,029	12,878	37,316

Net increase (decrease) in net assets resulting from operations	$1,851	$2,688	$3,118,925	$53,532	$23,206	$28,072	$50,591

13	The Sub-Account commenced operations on June 15, 2023.
14	The Sub-Account commenced operations on August 23, 2023.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2023

	Hartford Global Impact Fund	BlackRock LifePath® Dynamic 2065 Fund	Invesco Dividend Income Fund	AB Sustainable Global Thematic Fund	Virtus Duff & Phelps Water Fund Institutional	MassMutual Global Fund	Columbia Acorn International Select Fund
	Sub-Account	Sub-Account (15)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$399	$6	$259	$4,478	$9,299	$-	$-

Expenses:
Mortality and expense risk charges	(481)	-	(120)	-	-	-	(15)

Total Expenses	(481)	-	(120)	-	-	-	(15)

Net Investment income (loss)	(82)	6	139	4,478	9,299	-	(15)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	189	-	11	(38,802)	(14,448)	(8,698)	(704)
Net realized gain distributions	-	-	490	-	26,600	11,961	-
Change in net unrealized appreciation (depreciation) on investments	5,573	42	160	308,912	92,427	10,152	763

Net gain (loss) on investments	5,762	42	661	270,110	104,579	13,415	59

Net increase (decrease) in net assets resulting from operations	$5,680	$48	$800	$274,588	$113,878	$13,415	$44

15	The Sub-Account commenced operations on October 13, 2023.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2023

	AMG GW&K Small Mid Cap Core Fund	PGIM Jennison Focused Growth Fund	NexPoint Merger Arbitrage Fund	Empower International Index Fund	Empower S&P Mid Cap 400 Index Fund	Empower S&P Small Cap 600 Index Fund	Empower Moderately Aggressive Profile Fund
	Sub-Account (16)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (17)
Investment income:
Dividends	$-	$-	$1,731	$2,419	$401	$67	$3

Expenses:
Mortality and expense risk charges	(486)	(2,052)	(344)	(725)	(500)	(43)	(1)

Total Expenses	(486)	(2,052)	(344)	(725)	(500)	(43)	(1)

Net Investment income (loss)	(486)	(2,052)	1,387	1,694	(99)	24	2

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(1,923)	(12,787)	(98)	3,737	(2,452)	4	5
Net realized gain distributions	-	-	-	2,191	3,836	356	7
Change in net unrealized appreciation (depreciation) on investments	9,478	105,669	(196)	7,350	8,601	1,410	5

Net gain (loss) on investments	7,555	92,882	(294)	13,278	9,985	1,770	17

Net increase (decrease) in net assets resulting from operations	$7,069	$90,830	$1,093	$14,972	$9,886	$1,794	$19

16	Formerly, AMG GW&K Small Mid Cap Fund. Name changed to AMG GW&K Small Mid Cap Core Fund effective March 24, 2023.
17	The Sub-Account commenced operations on August 14, 2023.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2023

	Empower Lifetime 2020 Fund	Empower Lifetime 2025 Fund	Empower Lifetime 2030 Fund	Empower Lifetime 2035 Fund	Empower Lifetime 2040 Fund	Empower Lifetime 2045 Fund	Empower Lifetime 2050 Fund
	Sub-Account (18)	Sub-Account (19)	Sub-Account (20)	Sub-Account (21)	Sub-Account (22)	Sub-Account (23)	Sub-Account (24)
Investment income:
Dividends	$3,665	$1,833	$7,694	$5,996	$170	$1,013	$4,588

Expenses:
Mortality and expense risk charges	(1,012)	(551)	(2,198)	(2,231)	(44)	(422)	(1,451)

Total Expenses	(1,012)	(551)	(2,198)	(2,231)	(44)	(422)	(1,451)

Net Investment income (loss)	2,653	1,282	5,496	3,765	126	591	3,137

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	164	61	655	1,625	20	19	311
Net realized gain distributions	2,566	1,555	8,139	7,001	187	1,575	6,313
Change in net unrealized appreciation (depreciation) on investments	6,277	4,515	17,633	23,595	590	5,740	19,009

Net gain (loss) on investments	9,007	6,131	26,427	32,221	797	7,334	25,633

Net increase (decrease) in net assets resulting from operations	$11,660	$7,413	$31,923	$35,986	$923	$7,925	$28,770

18	The Sub-Account commenced operations on March 13, 2023.
19	The Sub-Account commenced operations on March 13, 2023.
20	The Sub-Account commenced operations on March 13, 2023.
21	The Sub-Account commenced operations on March 13, 2023.
22	The Sub-Account commenced operations on March 13, 2023.
23	The Sub-Account commenced operations on March 13, 2023.
24	The Sub-Account commenced operations on March 13, 2023.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2023

	Empower Lifetime 2055 Fund	Empower Lifetime 2060 Fund	Empower Lifetime 2015 Fund	Empower Short Duration Bond Fund	MM S&P 500® Index Fund	Russell Balanced Strategy Fund	Russell Conservative Strategy Fund
	Sub-Account (25)	Sub-Account (26)	Sub-Account (27)	Sub-Account (28)	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$51	$59	$844	$1,983	$7,234	$1,023	$180

Expenses:
Mortality and expense risk charges	(22)	(8)	(209)	(827)	(7,739)	(543)	(93)

Total Expenses	(22)	(8)	(209)	(827)	(7,739)	(543)	(93)

Net Investment income (loss)	29	51	635	1,156	(505)	480	87

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	1	-	4	90	(289,391)	(125)	(870)
Net realized gain distributions	84	32	390	-	43,339	-	-
Change in net unrealized appreciation (depreciation) on investments	351	214	1,302	1,209	481,948	7,142	1,381

Net gain (loss) on investments	436	246	1,696	1,299	235,896	7,017	511

Net increase (decrease) in net assets resulting from operations	$465	$297	$2,331	$2,455	$235,391	$7,497	$598

25	The Sub-Account commenced operations on March 13, 2023.
26	The Sub-Account commenced operations on May 30, 2023.
27	The Sub-Account commenced operations on March 13, 2023.
28	The Sub-Account commenced operations on March 17, 2023.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2023

	Russell Equity Growth Strategy Fund	Russell Growth Strategy Fund	Russell Moderate Strategy Fund
	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$-	$1,277	$130

Expenses:
Mortality and expense risk charges	-	(1,115)	(75)

Total Expenses	-	(1,115)	(75)

Net Investment income (loss)	-	162	55

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	-	(317)	(20)
Net realized gain distributions	-	-	-
Change in net unrealized appreciation (depreciation) on investments	3	13,494	800

Net gain (loss) on investments	3	13,177	780

Net increase (decrease) in net assets resulting from operations	$3	$13,339	$835

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2023

	American Century Equity Income Fund	American Century Growth Fund	American Century Ultra® Fund	American Century VP Balanced Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$524,008	$(9,936)	$(4,243)	$7,165
Net realized gain (loss) on security transactions	226,028	51,389	4,974	(832)
Net realized gain distributions	1,139,425	88,737	52,288	-
Change in net unrealized appreciation (depreciation) on investments	(1,053,771)	452,335	176,542	77,864

Net increase (decrease) in net assets resulting from operations	835,690	582,525	229,561	84,197

Unit transactions:
Purchases	1,185,750	150,732	27,525	2,250
Net transfers	(217,124)	(237,277)	74,851	(1,862)
Surrenders for benefit payments and fees	(4,164,680)	(165,198)	(10,935)	(5,370)
Other, net	8,125	(1,341)	731	-
Contract maintenance charges	(1,237)	(323)	(116)	-

Net increase (decrease) in net assets resulting from unit transactions	(3,189,166)	(253,407)	92,056	(4,982)

Net increase (decrease) in net assets	(2,353,476)	329,118	321,617	79,215

Beginning of Period	24,451,642	1,477,613	525,583	541,288

End of Period	$22,098,166	$1,806,731	$847,200	$620,503

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2023

	American Century Small Company Fund	American Century Small Cap Value Fund	American Century Focused Large Cap Value fund	American Century Inflation- Adjusted Bond Fund	American Century Equity Growth Fund	American Century VP Disciplined Core Value Fund	American Century VP Ultra Fund	American Century VP Value Fund	American Century Mid Cap Value Fund
	Sub-Account (1)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$(2)	$31,634	$639	$1,595	$85	$1,532	$(9,010)	$9,604	$6,529
Net realized gain (loss) on security transactions	(207)	28,855	596	(8,491)	(4,794)	(999)	16,883	15,500	(8,626)
Net realized gain distributions	-	-	1,205	-	-	-	86,727	45,954	24,714
Change in net unrealized appreciation (depreciation) on investments	207	472,959	783	7,387	17,935	13,829	353,771	(26,779)	17,775

Net increase (decrease) in net assets resulting from operations	(2)	533,448	3,223	491	13,226	14,362	448,371	44,279	40,392

Unit transactions:
Purchases	938	122,269	5,177	4,287	6,543	6,120	24,325	26,464	154,555
Net transfers	-	5,179	3,580	(1)	(20,617)	-	12,098	(65,431)	58,788
Surrenders for benefit payments and fees	(2,006)	(482,592)	(873)	(73,766)	2	(5,552)	(39,877)	(62,848)	(58,463)
Other, net	-	367	(550)	-	-	-	-	-	(510)
Contract maintenance charges	-	(360)	(29)	(17)	(59)	-	-	-	(249)

Net increase (decrease) in net assets resulting from unit transactions	(1,068)	(355,137)	7,305	(69,497)	(14,131)	568	(3,454)	(101,815)	154,121

Net increase (decrease) in net assets	(1,070)	178,311	10,528	(69,006)	(905)	14,930	444,917	(57,536)	194,513

Beginning of Period	1,070	3,556,410	60,061	106,479	70,163	178,981	1,082,328	608,794	522,544

End of Period	$-	$3,734,721	$70,589	$37,473	$69,258	$193,911	$1,527,245	$551,258	$717,057

1	The Sub-Account ceased operations on October 19, 2023.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2023

	Invesco V.I. Small Cap Equity Fund	Invesco V.I. Diversified Dividend Fund	Invesco EQV European Equity Fund	Invesco EQV International Equity Fund	Invesco Small Cap Growth Fund	Invesco Real Estate Fund	Invesco Small Cap Equity Fund	Invesco EQV Emerging Markets All Cap Fund	American Century Diversified Bond Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$(773)	$303	$2,752	$(1,173)	$(23,909)	$59,084	$(2,000)	$39,861	$3,427
Net realized gain (loss) on security transactions	(334)	9	(2,589)	(10,024)	(374,262)	(233,565)	(17,897)	(118,870)	(592)
Net realized gain distributions	2,117	1,899	2,850	2,503	-	40,506	595	-	-
Change in net unrealized appreciation (depreciation) on investments	15,548	(360)	42,458	45,976	778,804	392,562	46,065	293,293	2,659

Net increase (decrease) in net assets resulting from operations	16,558	1,851	45,471	37,282	380,633	258,587	26,763	214,284	5,494

Unit transactions:
Purchases	668	-	12,086	27,518	366,794	310,561	34,543	214,377	24,308
Net transfers	9,195	1	(6)	(51)	(89,944)	(129,188)	3,472	(93,143)	6,463
Surrenders for benefit payments and fees	(2,107)	-	(34,726)	(23,409)	(767,958)	(577,400)	(200,497)	(401,661)	(3,940)
Other, net	-	-	(783)	357	5,407	(468)	1,076	401	(965)
Contract maintenance charges	-	-	(70)	(239)	(1,323)	(2,135)	(201)	(134)	(73)

Net increase (decrease) in net assets resulting from unit transactions	7,756	1	(23,499)	4,176	(487,024)	(398,630)	(161,607)	(280,160)	25,793

Net increase (decrease) in net assets	24,314	1,852	21,972	41,458	(106,391)	(140,043)	(134,844)	(65,876)	31,287

Beginning of Period	97,240	22,334	247,785	231,043	3,469,565	3,616,193	284,922	2,529,135	128,332

End of Period	$121,554	$24,186	$269,757	$272,501	$3,363,174	$3,476,150	$150,078	$2,463,259	$159,619

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2023

	Domini Impact Equity Fund	AB Global Bond Fund	AB Global Risk Allocation Fund	AB Relative Value Fund	AB Sustainable International Thematic Fund	AB International Value Fund	AB Growth Fund	AB Discovery Growth Fund	AB Discovery Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$(985)	$1,856	$(1,144)	$308	$(2,913)	$1,949	$(348)	$(1,350)	$(2,003)
Net realized gain (loss) on security transactions	316	(19,892)	(2,014)	46	764	7,698	837	(41,067)	(1,495)
Net realized gain distributions	1,386	-	1,786	2,308	-	-	2,478	-	29,297
Change in net unrealized appreciation (depreciation) on investments	33,189	20,386	9,108	1,819	44,946	76,946	10,280	70,874	49,336

Net increase (decrease) in net assets resulting from operations	33,906	2,350	7,736	4,481	42,797	86,593	13,247	28,457	75,135

Unit transactions:
Purchases	20,607	7,262	7,248	519	26,279	66,585	3,267	11,557	33,941
Net transfers	80,502	(931)	(18,385)	-	(5,127)	45,741	5	(97,431)	13,238
Surrenders for benefit payments and fees	(6,940)	(86,859)	(1)	(484)	(39,789)	(147,250)	(17,522)	(70,738)	(86,865)
Other, net	719	-	(550)	-	2,804	(19)	-	(1,921)	6,663
Contract maintenance charges	(86)	(80)	(77)	(14)	(113)	(376)	(48)	(93)	(218)

Net increase (decrease) in net assets resulting from unit transactions	94,802	(80,608)	(11,765)	21	(15,946)	(35,319)	(14,298)	(158,626)	(33,241)

Net increase (decrease) in net assets	128,708	(78,258)	(4,029)	4,502	26,851	51,274	(1,051)	(130,169)	41,894

Beginning of Period	97,782	112,959	164,284	43,004	354,102	647,074	39,915	222,544	498,940

End of Period	$226,490	$34,701	$160,255	$47,506	$380,953	$698,348	$38,864	$92,375	$540,834

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2023

	AB Value Fund	AB High Income Fund	American Funds AMCAP Fund®	American Funds American Balanced Fund®	American Funds Capital Income Builder®	American Funds EuroPacific Growth Fund®	American Funds Fundamental Investors Fund®	American Funds New Perspective Fund®	American Funds The Bond Fund of America®
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$81	$26,756	$(25,420)	$323,062	$284,138	$152,560	$33,686	$(2,949)	$75,460
Net realized gain (loss) on security transactions	4	(19,278)	113,790	262,431	196,442	35,788	479,898	267,739	(135,442)
Net realized gain distributions	1,096	-	92,212	-	13,477	323,199	761,993	482,678	-
Change in net unrealized appreciation (depreciation) on investments	2,716	43,134	655,700	1,615,564	417,051	1,683,859	2,267,120	1,434,683	163,932

Net increase (decrease) in net assets resulting from operations	3,897	50,612	836,282	2,201,057	911,108	2,195,406	3,542,697	2,182,151	103,950

Unit transactions:
Purchases	8,006	48,999	321,506	1,120,742	729,531	1,673,453	959,525	944,334	323,815
Net transfers	5,183	(5,271)	39,796	(261,554)	(87,424)	97,332	(146,476)	(169,059)	284,370
Surrenders for benefit payments and fees	-	(104,321)	(1,169,285)	(2,095,007)	(2,475,585)	(2,265,943)	(3,053,316)	(1,478,269)	(935,073)
Other, net	(282)	1,505	(2,841)	(21,947)	10,013	9,211	(12,581)	10,809	(1,377)
Contract maintenance charges	(22)	(156)	(1,570)	(5,753)	(6,635)	(6,109)	(6,708)	(4,155)	(1,897)

Net increase (decrease) in net assets resulting from unit transactions	12,885	(59,244)	(812,394)	(1,263,519)	(1,830,100)	(492,056)	(2,259,556)	(696,340)	(330,162)

Net increase (decrease) in net assets	16,782	(8,632)	23,888	937,538	(918,992)	1,703,350	1,283,141	1,485,811	(226,212)

Beginning of Period	17,948	404,119	3,118,296	17,222,188	13,206,989	15,106,886	15,478,982	9,707,726	3,128,149

End of Period	$34,730	$395,487	$3,142,184	$18,159,726	$12,287,997	$16,810,236	$16,762,123	$11,193,537	$2,901,937

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2023

	American Funds The Growth Fund of America®	American Funds The Income Fund of America®	American Funds The Investment Company of America®	American Funds The New Economy Fund®	American Funds Washington Mutual Investors Fund	American Funds American Mutual Fund®	American Funds Capital World Growth and Income Fund®	American Funds SMALLCAP World Fund®	American Funds New World Fund®
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$(146,613)	$225,681	$45,816	$(13,042)	$34,129	$58,112	$256,559	$(2,586)	$1,693
Net realized gain (loss) on security transactions	970,095	70,456	307,844	129,932	253,850	359,763	725,109	5,135	(16,462)
Net realized gain distributions	3,047,661	-	353,956	102,017	238,516	79,026	353,896	-	4,373
Change in net unrealized appreciation (depreciation) on investments	8,865,035	229,898	1,606,472	372,929	215,761	(128,893)	2,616,325	100,833	63,227

Net increase (decrease) in net assets resulting from operations	12,736,178	526,035	2,314,088	591,836	742,256	368,008	3,951,889	103,382	52,831

Unit transactions:
Purchases	3,504,159	706,914	644,433	220,020	370,955	429,189	1,448,327	53,779	30,659
Net transfers	(784,250)	(71,332)	212,317	(179,644)	(4,723)	(55,245)	(262,443)	(46,732)	52,842
Surrenders for benefit payments and fees	(5,665,834)	(1,557,880)	(1,306,585)	(1,131,168)	(1,243,751)	(1,820,309)	(4,327,060)	(43,186)	(181,149)
Other, net	34,375	(16,141)	5,061	(573)	13,460	(5,561)	14,034	(1,018)	-
Contract maintenance charges	(19,185)	(4,450)	(3,689)	(690)	(3,528)	(1,374)	(8,637)	(449)	(81)

Net increase (decrease) in net assets resulting from unit transactions	(2,930,735)	(942,889)	(448,463)	(1,092,055)	(867,587)	(1,453,300)	(3,135,779)	(37,606)	(97,729)

Net increase (decrease) in net assets	9,805,443	(416,854)	1,865,625	(500,219)	(125,331)	(1,085,292)	816,110	65,776	(44,898)

Beginning of Period	36,892,192	8,973,692	8,682,914	2,327,162	5,374,729	4,985,220	21,217,963	616,086	409,549

End of Period	$46,697,635	$8,556,838	$10,548,539	$1,826,943	$5,249,398	$3,899,928	$22,034,073	$681,862	$364,651

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2023

	Ariel Appreciation Fund	Ariel Fund	Artisan Mid Cap Value Fund	Ave Maria Rising Dividend Fund	Ave Maria Value Fund	Ave Maria Growth Fund	BlackRock LifePath® Dynamic 2030 Fund	BlackRock LifePath® Dynamic 2040 Fund	BlackRock LifePath® Dynamic Retirement Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$95	$(477)	$18,498	$11,238	$(262)	$(1,425)	$656,296	$859,986	$423,244
Net realized gain (loss) on security transactions	(288)	(4,173)	(86,831)	274	1,730	574	(436,062)	(426,591)	(502,696)
Net realized gain distributions	4,190	2,248	472,837	29,297	996	4,661	-	448,036	553,324
Change in net unrealized appreciation (depreciation) on investments	3,565	17,664	137,004	157,311	(1,414)	36,473	2,936,589	3,664,410	881,464

Net increase (decrease) in net assets resulting from operations	7,562	15,262	541,508	198,120	1,050	40,283	3,156,823	4,545,841	1,355,336

Unit transactions:
Purchases	4,390	5,200	18,680	100,688	4,731	20,073	1,924,706	2,639,023	721,364
Net transfers	(6)	(96,887)	(10,842)	29,065	337	5,101	(545,887)	(409,827)	(257,910)
Surrenders for benefit payments and fees	(5,096)	(11,069)	(384,855)	(77,321)	(20,740)	(412)	(2,505,914)	(2,578,752)	(2,765,192)
Other, net	359	(668)	(1,628)	2,059	-	(192)	104,677	89,348	(3,095)
Contract maintenance charges	(176)	(149)	(459)	(314)	(45)	(118)	(10,298)	(17,972)	(6,377)

Net increase (decrease) in net assets resulting from unit transactions	(529)	(103,573)	(379,104)	54,177	(15,717)	24,452	(1,032,716)	(278,180)	(2,311,210)

Net increase (decrease) in net assets	7,033	(88,311)	162,404	252,297	(14,667)	64,735	2,124,107	4,267,661	(955,874)

Beginning of Period	74,910	128,653	3,184,505	1,531,461	43,520	126,727	22,122,308	24,765,260	12,945,939

End of Period	$81,943	$40,342	$3,346,909	$1,783,758	$28,853	$191,462	$24,246,415	$29,032,921	$11,990,065

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2023

	BlackRock LifePath® Dynamic 2050 Fund	BlackRock LifePath® Dynamic 2025 Fund	BlackRock LifePath® Dynamic 2035 Fund	BlackRock LifePath® Dynamic 2045 Fund	BlackRock LifePath® Dynamic 2055 Fund	Baron Small Cap Fund	BlackRock Impact Mortgage Fund	BlackRock Equity Dividend Fund	BlackRock Capital Appreciation Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$191,148	$13,890	$17,056	$8,115	$18,008	$(1,487)	$4,778	$29,783	$(4,338)
Net realized gain (loss) on security transactions	(24,172)	(33,377)	(8,312)	1,205	(177)	(1,894)	(294)	(39,759)	(2,615)
Net realized gain distributions	-	-	-	-	-	9,910	-	133,895	17,637
Change in net unrealized appreciation (depreciation) on investments	1,256,677	81,552	114,637	76,128	136,785	64,544	2,456	167,217	154,458

Net increase (decrease) in net assets resulting from operations	1,423,653	62,065	123,381	85,448	154,616	71,073	6,940	291,136	165,142

Unit transactions:
Purchases	1,081,383	53,294	200,480	114,718	291,946	9,895	24,366	269,852	42,546
Net transfers	39,503	(134,858)	(49,976)	(6,086)	59,201	3,678	6	(15,260)	(3,500)
Surrenders for benefit payments and fees	(622,143)	(121,801)	(172,725)	(417,416)	(189,766)	(24,900)	(583)	(339,514)	(46,559)
Other, net	27,250	864	17,126	3,875	294	(69)	-	1,444	(892)
Contract maintenance charges	(5,266)	(462)	(1,256)	(1,256)	(1,542)	(57)	(54)	(1,590)	(141)

Net increase (decrease) in net assets resulting from unit transactions	520,727	(202,963)	(6,351)	(306,165)	160,133	(11,453)	23,735	(85,068)	(8,546)

Net increase (decrease) in net assets	1,944,380	(140,898)	117,030	(220,717)	314,749	59,620	30,675	206,068	156,596

Beginning of Period	6,440,123	707,890	813,339	639,901	703,714	276,888	164,561	2,594,337	360,242

End of Period	$8,384,503	$566,992	$930,369	$419,184	$1,018,463	$336,508	$195,236	$2,800,405	$516,838

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2023

	BlackRock Advantage Large Cap Growth Fund	Calvert VP SRI Balanced Portfolio	Calvert Equity Fund	Calvert Bond Fund	Calvert Income Fund	Columbia Contrarian Core Fund	Columbia Small Cap Value I Fund	Columbia Select Mid Cap Value Fund	Columbia Acorn Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$(1,071)	$338	$(32,028)	$68,803	$29,493	$(2,576)	$(681)	$2,751	$(9,723)
Net realized gain (loss) on security transactions	1,029	75	396,872	(69,255)	(44,506)	20,143	888	(6,340)	(266,975)
Net realized gain distributions	1,127	142	146,994	-	-	6,541	9,912	8,476	-
Change in net unrealized appreciation (depreciation) on investments	28,514	4,961	870,667	117,180	68,266	63,181	14,499	160,762	489,909

Net increase (decrease) in net assets resulting from operations	29,599	5,516	1,382,505	116,728	53,253	87,289	24,618	165,649	213,211

Unit transactions:
Purchases	43,655	518	771,348	268,688	94,336	28,238	15,246	133,464	108,598
Net transfers	26,458	(1)	222,760	158,963	60,579	7,067	193	(26,240)	(389,454)
Surrenders for benefit payments and fees	(13,218)	(448)	(1,201,855)	(442,788)	(141,758)	(182,963)	(24,688)	(189,890)	(158,942)
Other, net	1,110	-	(3,935)	(1,792)	(2,871)	(109)	(99)	1,181	1,498
Contract maintenance charges	(314)	-	(1,902)	(1,226)	(255)	(126)	(75)	(741)	(414)

Net increase (decrease) in net assets resulting from unit transactions	57,691	69	(213,584)	(18,155)	10,031	(147,893)	(9,423)	(82,226)	(438,714)

Net increase (decrease) in net assets	87,290	5,585	1,168,921	98,573	63,284	(60,604)	15,195	83,423	(225,503)

Beginning of Period	66,034	34,319	8,164,359	1,912,805	702,812	327,151	136,374	1,812,663	1,229,545

End of Period	$153,324	$39,904	$9,333,280	$2,011,378	$766,096	$266,547	$151,569	$1,896,086	$1,004,042

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2023

	CRM Mid Cap Value Fund	Calamos International Growth Fund	Davis Financial Fund	Davis New York Venture Fund	Davis Opportunity Fund	Delaware Diversified Income Fund	Delaware Extended Duration Bond Fund	Dreyfus Bond Market Index Fund	BNY Mellon Variable Investment Fund Appreciation Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$1,877	$(17)	$1,857	$12,360	$367	$4,860	$90	$387,182	$7
Net realized gain (loss) on security transactions	(690)	(3)	2,051	(160,750)	2,105	(2,204)	(68)	(456,509)	(29)
Net realized gain distributions	16,758	-	9,929	332,984	4,220	-	-	-	2,270
Change in net unrealized appreciation (depreciation) on investments	2,329	202	13,045	983,428	12,465	5,448	200	721,296	2,770

Net increase (decrease) in net assets resulting from operations	20,274	182	26,882	1,168,022	19,157	8,104	222	651,969	5,018

Unit transactions:
Purchases	22,463	-	20,957	247,972	3,031	3,814	451	1,255,613	1,170
Net transfers	(41,805)	(2)	(1)	(48,342)	1	11,689	28	1,875,115	-
Surrenders for benefit payments and fees	(27,800)	1	(105,681)	(552,009)	(28,040)	(15,825)	(74)	(3,024,187)	-
Other, net	583	-	(279)	(1,578)	(470)	-	-	(7,285)	-
Contract maintenance charges	(51)	(3)	(49)	(1,680)	(100)	(23)	(3)	(2,609)	-

Net increase (decrease) in net assets resulting from unit transactions	(46,610)	(4)	(85,053)	(355,637)	(25,578)	(345)	402	96,647	1,170

Net increase (decrease) in net assets	(26,336)	178	(58,171)	812,385	(6,421)	7,759	624	748,616	6,188

Beginning of Period	361,018	1,335	272,350	4,151,678	102,179	134,798	2,210	12,623,622	24,279

End of Period	$334,682	$1,513	$214,179	$4,964,063	$95,758	$142,557	$2,834	$13,372,238	$30,467

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2023

	BNY Mellon International Stock Index Fund	BNY Mellon MidCap Index Fund	BNY Mellon Small Cap Stock Index Fund	BNY Mellon Sustainable U.S. Equity Portfolio	BNY Mellon S&P 500 Index Fund	Eaton Vance Large-Cap Value Fund	Eaton Vance Dividend Builder Fund	Eaton Vance Worldwide Health Sciences Fund	Eaton Vance Income Fund of Boston
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$9,684	$171,948	$148,480	$1	$316,744	$1,532	$16,034	$(2,957)	$166,696
Net realized gain (loss) on security transactions	6,647	(378,804)	(228,615)	11	(309,048)	52,540	(8,361)	5,386	(64,197)
Net realized gain distributions	-	1,469,876	946,033	835	2,269,888	27,788	23,402	13,620	-
Change in net unrealized appreciation (depreciation) on investments	32,109	1,429,106	902,874	663	5,972,252	5,063	111,604	12,687	229,764

Net increase (decrease) in net assets resulting from operations	48,440	2,692,126	1,768,772	1,510	8,249,836	86,923	142,679	28,736	332,263

Unit transactions:
Purchases	-	1,558,616	1,013,291	-	3,988,738	105,775	47,396	36,056	145,676
Net transfers	32,562	26,818	5,145	-	595,233	(55,541)	35,426	(4,222)	115,673
Surrenders for benefit payments and fees	(62,326)	(2,225,288)	(1,630,969)	(5)	(6,613,833)	(450,526)	(352,348)	(58,381)	(707,082)
Other, net	-	18,967	(787)	-	4,196	(1,218)	(1,135)	(340)	(450)
Contract maintenance charges	(26)	(2,360)	(1,262)	-	(6,857)	(1,041)	(272)	(348)	(812)

Net increase (decrease) in net assets resulting from unit transactions	(29,790)	(623,247)	(614,582)	(5)	(2,032,523)	(402,551)	(270,933)	(27,235)	(446,995)

Net increase (decrease) in net assets	18,650	2,068,879	1,154,190	1,505	6,217,313	(315,628)	(128,254)	1,501	(114,732)

Beginning of Period	297,032	17,744,160	11,812,763	6,552	33,161,274	1,765,904	1,521,884	593,286	3,087,158

End of Period	$315,682	$19,813,039	$12,966,953	$8,057	$39,378,587	$1,450,276	$1,393,630	$594,787	$2,972,426

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2023

	Eaton Vance Balanced Fund	Eaton Vance Atlanta Capital SMID-Cap Fund	Allspring Asset Allocation Fund	Allspring Emerging Markets Equity Fund	Allspring Utility & Telecommunications Fund	Alger Capital Appreciation Institutional Portfolio	Alger Mid Cap Growth Institutional Fund	Alger Small Cap Growth Institutional Fund	Nuveen Mid Cap Growth Opportunities Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$1,129	$(1,380)	$(1,033)	$(833)	$184	$(32,877)	$(9,890)	$(2,046)	$(748)
Net realized gain (loss) on security transactions	(546)	(5,123)	(840)	(11,526)	(1,298)	(161,617)	(102,830)	(57,672)	(5,032)
Net realized gain distributions	1,480	22,959	-	-	555	371,608	-	-	-
Change in net unrealized appreciation (depreciation) on investments	33,617	77,322	16,556	104,027	(260)	1,419,037	405,566	104,663	19,878

Net increase (decrease) in net assets resulting from operations	35,680	93,778	14,683	91,668	(819)	1,596,151	292,846	44,945	14,098

Unit transactions:
Purchases	17,791	43,537	11,355	151,054	7,907	331,337	97,721	54,631	15,081
Net transfers	(11,227)	(133,311)	(3)	35,061	(1)	(39,761)	6,161	(32,277)	(548)
Surrenders for benefit payments and fees	(96)	(102,877)	(11,244)	(542,370)	(1,982)	(976,380)	(227,292)	(119,813)	(9,856)
Other, net	-	140	1,435	11,536	-	(112)	(2,170)	(3,268)	-
Contract maintenance charges	(60)	(83)	(85)	(838)	(19)	(1,885)	(445)	(241)	(17)

Net increase (decrease) in net assets resulting from unit transactions	6,408	(192,594)	1,458	(345,557)	5,905	(686,801)	(126,025)	(100,968)	4,660

Net increase (decrease) in net assets	42,088	(98,816)	16,141	(253,889)	5,086	909,350	166,821	(56,023)	18,758

Beginning of Period	239,248	867,676	110,825	1,406,137	12,053	4,064,869	1,415,779	342,797	73,398

End of Period	$281,336	$768,860	$126,966	$1,152,248	$17,139	$4,974,219	$1,582,600	$286,774	$92,156

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2023

	Nuveen Small Cap Select Fund	Fidelity Advisor Equity Growth Fund	Fidelity Advisor Leveraged Company Stock Fund	Federated Hermes Equity Income Fund, Inc.	Federated Hermes Fund for U.S. Government Securities	Federated Hermes MDT Mid Cap Growth Fund	Federated Hermes Sustainable High Yield Bond Fund, Inc.	Federated Hermes Kaufmann Fund	Federated Hermes Global Allocation Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (2)	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$(168)	$(3,998)	$(12,952)	$(40)	$4,022	$(2,185)	$21	$(30,723)	$10
Net realized gain (loss) on security transactions	(269)	11,491	(42,522)	(93)	(629)	(1,836)	(434)	(163,652)	3
Net realized gain distributions	-	4,540	273,872	152	-	-	-	78,342	-
Change in net unrealized appreciation (depreciation) on investments	2,863	190,346	241,327	5,219	2,473	76,960	562	650,444	242

Net increase (decrease) in net assets resulting from operations	2,426	202,379	459,725	5,238	5,866	72,939	149	534,411	255

Unit transactions:
Purchases	2,029	76,138	197,103	6,860	18,823	16,511	-	258,955	-
Net transfers	21	(8,160)	(121,046)	524	(487)	1,072	(2)	(93,494)	1
Surrenders for benefit payments and fees	(6,930)	(87,941)	(313,723)	(769)	(4,131)	(19,043)	(3,939)	(535,471)	(1)
Other, net	-	(370)	(541)	216	652	59	-	2,213	-
Contract maintenance charges	(17)	(220)	(915)	(64)	(87)	(153)	(5)	(1,534)	-

Net increase (decrease) in net assets resulting from unit transactions	(4,897)	(20,553)	(239,122)	6,767	14,770	(1,554)	(3,946)	(369,331)	-

Net increase (decrease) in net assets	(2,471)	181,826	220,603	12,005	20,636	71,385	(3,797)	165,080	255

Beginning of Period	19,851	600,496	2,020,380	61,793	151,703	280,763	3,952	4,068,379	2,581

End of Period	$17,380	$782,322	$2,240,983	$73,798	$172,339	$352,148	$155	$4,233,459	$2,836

2	Formerly, Federated Hermes High Income Bond Fund Inc. Name changed to Federated Hermes Sustainable High Yield Bond Fund Inc effective May 26, 2023.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2023

	Federated Hermes Total Return Bond Fund	Federated Hermes Clover Small Value Fund	Federated Hermes International Leaders Fund	Fidelity® VIP Growth Opportunities Portfolio	Fidelity® VIP Overseas Portfolio	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Balanced Portfolio	Fidelity® VIP Growth & Income Portfolio	Fidelity® VIP Freedom 2020 Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$3,000	$410	$69	$(5,290)	$159	$1,894	$13,087	$2,691	$2,741
Net realized gain (loss) on security transactions	(663)	(4,584)	(1)	(10,592)	287	(1,505)	12,967	1,398	(64)
Net realized gain distributions	-	1,203	139	-	120	16,938	47,937	10,015	712
Change in net unrealized appreciation (depreciation) on investments	3,366	12,131	927	291,431	7,626	67,076	172,405	29,612	8,223

Net increase (decrease) in net assets resulting from operations	5,703	9,160	1,134	275,549	8,192	84,403	246,396	43,716	11,612

Unit transactions:
Purchases	3,916	474	653	19,805	-	12,420	24,982	-	-
Net transfers	25,562	(30,283)	(3)	85,687	(1,857)	1	-	34,458	1
Surrenders for benefit payments and fees	(3,217)	(336)	1	(40,702)	(129)	(53,198)	(147,041)	(5,742)	(334)
Other, net	-	-	-	-	-	-	-	-	-
Contract maintenance charges	(33)	(6)	(3)	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	26,228	(30,151)	648	64,790	(1,986)	(40,777)	(122,059)	28,716	(333)

Net increase (decrease) in net assets	31,931	(20,991)	1,782	340,339	6,206	43,626	124,337	72,432	11,279

Beginning of Period	108,554	91,040	6,675	588,766	42,141	443,941	1,248,788	215,043	98,315

End of Period	$140,485	$70,049	$8,457	$929,105	$48,347	$487,567	$1,373,125	$287,475	$109,594

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2023

	Fidelity® VIP Freedom 2030 Portfolio	Fidelity® VIP Freedom 2015 Portfolio	Fidelity® VIP Freedom 2025 Portfolio	Fidelity Advisor® Stock Selector All Cap Fund	Templeton Developing Markets Trust	Franklin High Income Fund	Franklin Strategic Income Fund	Templeton Global Bond Fund	Franklin U.S. Government Securities Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$12,831	$3,264	$5,401	$(7,383)	$14,958	$46,576	$90,364	$95,798	$9,076
Net realized gain (loss) on security transactions	1,626	(67)	2,012	(260)	(20,718)	(14,554)	(49,611)	(227,849)	(2,042)
Net realized gain distributions	-	2,039	-	17,917	2,958	-	-	-	-
Change in net unrealized appreciation (depreciation) on investments	72,068	5,157	16,992	261,899	70,843	71,067	125,809	175,986	8,739

Net increase (decrease) in net assets resulting from operations	86,525	10,393	24,405	272,173	68,041	103,089	166,562	43,935	15,773

Unit transactions:
Purchases	3,795	-	-	68,744	99,755	73,248	222,509	263,347	23,974
Net transfers	-	(1)	(284,401)	1	(5,313)	(31,631)	58,978	11,972	86,108
Surrenders for benefit payments and fees	(127,377)	-	-	(1,524)	(69,396)	(86,779)	(323,989)	(568,479)	(7,016)
Other, net	(1,898)	-	-	-	(8,021)	733	(327)	(158)	-
Contract maintenance charges	(142)	-	(50)	(6)	(257)	(551)	(753)	(968)	(283)

Net increase (decrease) in net assets resulting from unit transactions	(125,622)	(1)	(284,451)	67,215	16,768	(44,980)	(43,582)	(294,286)	102,783

Net increase (decrease) in net assets	(39,097)	10,392	(260,046)	339,388	84,809	58,109	122,980	(250,351)	118,556

Beginning of Period	716,332	101,335	394,856	1,033,813	604,035	822,217	2,199,335	3,007,401	379,849

End of Period	$677,235	$111,727	$134,810	$1,373,201	$688,844	$880,326	$2,322,315	$2,757,050	$498,405

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2023

	Franklin Small Cap Value Fund	Franklin Mutual Global Discovery Fund	Templeton Growth Fund	Franklin Income Fund	Franklin Growth Fund	Franklin Total Return Fund	Franklin Mutual U.S. Mid Cap Value Fund	Franklin Mutual Beacon Fund	Franklin Mutual Shares Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$3,033	$61,537	$7,175	$307,987	$(19,802)	$3,869	$9,615	$10,569	$32,863
Net realized gain (loss) on security transactions	6,759	(16,111)	3,762	(24,916)	60,633	(7,488)	(45,232)	(1,882)	(50,285)
Net realized gain distributions	97,405	480,742	-	-	183,087	-	12,518	35,620	116,313
Change in net unrealized appreciation (depreciation) on investments	201,879	1,031,873	236,538	167,480	480,721	10,175	117,892	69,782	256,740

Net increase (decrease) in net assets resulting from operations	309,076	1,558,041	247,475	450,551	704,639	6,556	94,793	114,089	355,631

Unit transactions:
Purchases	233,761	688,860	141,201	393,664	235,610	5,400	9,841	55,071	160,402
Net transfers	(132,683)	(335,419)	(22,057)	(240,741)	(9,107)	8,305	(51,180)	(103)	7,901
Surrenders for benefit payments and fees	(593,436)	(1,164,917)	(125,868)	(764,133)	(579,655)	(35,084)	(145,915)	(113,775)	(448,893)
Other, net	4,645	9,210	778	(8,602)	25,349	-	(525)	1,188	6,396
Contract maintenance charges	(1,254)	(3,339)	(953)	(2,920)	(1,071)	(111)	(127)	(270)	(1,218)

Net increase (decrease) in net assets resulting from unit transactions	(488,967)	(805,605)	(6,899)	(622,732)	(328,874)	(21,490)	(187,906)	(57,889)	(275,412)

Net increase (decrease) in net assets	(179,891)	752,436	240,576	(172,181)	375,765	(14,934)	(93,113)	56,200	80,219

Beginning of Period	2,934,148	8,326,865	1,240,443	6,362,064	2,649,267	176,825	1,265,335	821,514	2,972,336

End of Period	$2,754,257	$9,079,301	$1,481,019	$6,189,883	$3,025,032	$161,891	$1,172,222	$877,714	$3,052,555

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2023

	Franklin Small-Mid Cap Growth Fund	Franklin Conservative Allocation Fund	Franklin Growth Allocation Fund	Franklin Moderate Allocation Fund	Templeton Foreign Fund	Goldman Sachs Income Builder Fund	Goldman Sachs Large Cap Core Fund	Goldman Sachs Core Fixed Income Fund	Goldman Sachs U.S. Equity Insights Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$(7,782)	$28,452	$32,050	$66,699	$87,643	$3,442	$(76)	$3,762	$(9)
Net realized gain (loss) on security transactions	(46,726)	(66,486)	(140,482)	(151,681)	51,266	(602)	(5)	(1,021)	90
Net realized gain distributions	-	-	128,034	38,342	-	-	17	-	4
Change in net unrealized appreciation (depreciation) on investments	734,076	194,232	897,074	737,631	603,080	9,634	3,547	4,646	8

Net increase (decrease) in net assets resulting from operations	679,568	156,198	916,676	690,991	741,989	12,474	3,483	7,387	93

Unit transactions:
Purchases	27,220	146,730	534,039	441,316	120,812	33,858	-	14,330	180
Net transfers	(13,884)	(140,102)	(321,176)	(90,311)	74,063	105,195	3,846	(6)	(73)
Surrenders for benefit payments and fees	(235,375)	(510,455)	(1,433,778)	(1,262,188)	(567,382)	(1,597)	3	(6,649)	-
Other, net	5,591	9,555	40,197	(673)	(2,499)	(857)	-	-	-
Contract maintenance charges	(654)	(1,430)	(3,098)	(2,998)	(617)	(156)	(5)	(113)	(6)

Net increase (decrease) in net assets resulting from unit transactions	(217,102)	(495,702)	(1,183,816)	(914,854)	(375,623)	136,443	3,844	7,562	101

Net increase (decrease) in net assets	462,466	(339,504)	(267,140)	(223,863)	366,366	148,917	7,327	14,949	194

Beginning of Period	2,631,879	1,801,671	6,071,539	5,618,684	3,915,739	46,362	13,485	147,219	15

End of Period	$3,094,345	$1,462,167	$5,804,399	$5,394,821	$4,282,105	$195,279	$20,812	$162,168	$209

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2023

	Goldman Sachs Government Income Fund	Goldman Sachs Equity Income Fund	Goldman Sachs Mid Cap Growth Fund	Goldman Sachs Focused International Equity Fund	Goldman Sachs Mid Cap Value Fund	Goldman Sachs Small Cap Value Fund	Goldman Sachs Strategic Growth Fund	Goldman Sachs High Yield Fund	Goldman Sachs Large Cap Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$18,392	$1,146	$(5,811)	$221	$9,170	$17,275	$(1,576)	$30,440	$1,712
Net realized gain (loss) on security transactions	(25,833)	1,612	(13,163)	296	(42,856)	(262,075)	(1,117)	(33,096)	(829)
Net realized gain distributions	-	4,720	-	-	130,959	176,704	10,045	-	19,623
Change in net unrealized appreciation (depreciation) on investments	42,994	3,307	164,200	3,632	243,650	536,074	46,452	59,585	24,002

Net increase (decrease) in net assets resulting from operations	35,553	10,785	145,226	4,149	340,923	467,978	53,804	56,929	44,508

Unit transactions:
Purchases	100,507	19,165	84,719	10,960	173,696	443,832	14,095	71,042	46,607
Net transfers	262,768	172	372,523	5,823	(36,058)	(21,239)	43,360	17,304	(885)
Surrenders for benefit payments and fees	(299,344)	(6,885)	(493,614)	(841)	(503,568)	(636,725)	(7,784)	(194,215)	(20,425)
Other, net	206	(135)	935	(543)	9,771	(3,769)	-	559	40
Contract maintenance charges	(499)	(122)	(276)	(34)	(1,391)	(1,063)	(65)	(350)	(255)

Net increase (decrease) in net assets resulting from unit transactions	63,638	12,195	(35,713)	15,365	(357,550)	(218,964)	49,606	(105,660)	25,082

Net increase (decrease) in net assets	99,191	22,980	109,513	19,514	(16,627)	249,014	103,410	(48,731)	69,590

Beginning of Period	987,396	142,091	621,371	22,769	3,301,664	4,693,394	128,027	569,837	357,194

End of Period	$1,086,587	$165,071	$730,884	$42,283	$3,285,037	$4,942,408	$231,437	$521,106	$426,784

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2023

	Goldman Sachs Small/ Mid Cap Growth Fund	Goldman Sachs Satellite Strategies Portfolio	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	The Hartford Healthcare HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford International Opportunities HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$(2,467)	$57	$77,057	$265,415	$45,005	$269,845	$(10,758)	$(8,696)	$2,818
Net realized gain (loss) on security transactions	(1,489)	(2)	(7,548)	(330,552)	(169,990)	44,918	(176,477)	254,616	(10,277)
Net realized gain distributions	-	-	172,953	-	255,881	1,952,783	47,271	71,587	-
Change in net unrealized appreciation (depreciation) on investments	30,877	128	569,075	615,998	2,504,771	676,756	249,200	1,631,743	116,918

Net increase (decrease) in net assets resulting from operations	26,921	183	811,537	550,861	2,635,667	2,944,302	109,236	1,949,250	109,459

Unit transactions:
Purchases	13,448	-	81,887	395,787	102,166	389,654	235,134	551,723	99,762
Net transfers	5,190	(2)	(3,747)	21,617	(76,923)	(112,174)	53,755	(3,897)	2,132
Surrenders for benefit payments and fees	(11,536)	1	(797,010)	(1,437,130)	(1,185,470)	(2,459,918)	(537,174)	(2,160,659)	(154,047)
Other, net	(190)	-	1,105	11,312	5,759	(528)	(1,305)	(12,858)	4,227
Contract maintenance charges	(78)	(2)	(1,139)	(2,761)	(2,662)	(4,704)	(1,015)	(4,419)	(462)

Net increase (decrease) in net assets resulting from unit transactions	6,834	(3)	(718,904)	(1,011,175)	(1,157,130)	(2,187,670)	(250,605)	(1,630,110)	(48,388)

Net increase (decrease) in net assets	33,755	180	92,633	(460,314)	1,478,537	756,632	(141,369)	319,140	61,071

Beginning of Period	203,765	2,037	6,234,423	9,407,153	14,239,629	22,707,163	3,640,085	10,322,458	1,046,038

End of Period	$237,520	$2,217	$6,327,056	$8,946,839	$15,718,166	$23,463,795	$3,498,716	$10,641,598	$1,107,109

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2023

	Hartford MidCap HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford Small Company HLS Fund	Hartford Small Cap Growth HLS Fund	Hartford Stock HLS Fund	The Hartford Checks and Balances Fund	The Hartford High Yield	The Hartford Dividend and Growth Fund	The Hartford International Opportunities Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$(11,631)	$9,657	$(11,963)	$(4,482)	$33,373	$2,578	$5,737	$1,952	$(220)
Net realized gain (loss) on security transactions	(341,111)	3,995	(151,810)	(41,375)	52,084	(2,111)	(2,785)	8,305	(2,279)
Net realized gain distributions	546,106	-	-	-	235,990	6,257	-	2,315	-
Change in net unrealized appreciation (depreciation) on investments	872,619	106,316	677,349	125,308	8,507	19,091	10,811	68,131	30,203

Net increase (decrease) in net assets resulting from operations	1,065,983	119,968	513,576	79,451	329,954	25,815	13,763	80,703	27,704

Unit transactions:
Purchases	40,228	220,572	72,221	57,010	27,751	28,292	24,374	49,325	37,845
Net transfers	(166,323)	2,360,191	71,659	12,377	47,589	(4,379)	2,172	71	(40,495)
Surrenders for benefit payments and fees	(963,873)	(510,908)	(403,287)	(144,837)	(215,182)	(24,730)	(23,609)	(50,413)	(108,229)
Other, net	(2,685)	445	808	2,075	(2,005)	2,322	1,941	(17)	1,949
Contract maintenance charges	(340)	(2,085)	(914)	(308)	(239)	(113)	(28)	(210)	(192)

Net increase (decrease) in net assets resulting from unit transactions	(1,092,993)	2,068,215	(259,513)	(73,683)	(142,086)	1,392	4,850	(1,244)	(109,122)

Net increase (decrease) in net assets	(27,010)	2,188,183	254,063	5,768	187,868	27,207	18,613	79,459	(81,418)

Beginning of Period	7,888,662	2,595,201	3,314,015	537,686	4,804,154	204,089	111,249	648,063	288,041

End of Period	$7,861,652	$4,783,384	$3,568,078	$543,454	$4,992,022	$231,296	$129,862	$727,522	$206,623

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2023

	The Hartford MidCap Fund	The Hartford Small Company Fund	The Hartford Total Return Bond Fund	The Hartford Healthcare Fund	The Hartford Growth Opportunities Fund	Hartford Quality Value Fund	Hartford Moderate Allocation Fund	The Hartford Conservative Allocation Fund	The Hartford Capital Appreciation Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (3)	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$(4,301)	$(2,770)	$2,758	$(2,423)	$(2,534)	$(6)	$27,746	$6,432	$(17,254)
Net realized gain (loss) on security transactions	(9,292)	(10,767)	(1,681)	4,062	(6,081)	309	(15,116)	(1,343)	62,748
Net realized gain distributions	8,646	-	-	-	-	-	-	-	-
Change in net unrealized appreciation (depreciation) on investments	58,427	54,152	4,793	4,584	92,693	(437)	209,785	26,487	993,726

Net increase (decrease) in net assets resulting from operations	53,480	40,615	5,870	6,223	84,078	(134)	222,415	31,576	1,039,220

Unit transactions:
Purchases	47,289	26,679	20,292	22,876	41,066	-	132,872	46,353	240,536
Net transfers	16,136	(9,830)	16,335	(12,501)	(3,365)	(3,203)	46,543	(1)	(260,680)
Surrenders for benefit payments and fees	(53,090)	(65,007)	(9,913)	(79,427)	(41,584)	(1)	(178,940)	(65,592)	(1,146,050)
Other, net	357	3,908	(858)	-	160	-	1,941	1,552	7,698
Contract maintenance charges	(625)	(188)	(179)	(88)	(82)	-	(1,572)	(414)	(2,549)

Net increase (decrease) in net assets resulting from unit transactions	10,067	(44,438)	25,677	(69,140)	(3,805)	(3,204)	844	(18,102)	(1,161,045)

Net increase (decrease) in net assets	63,547	(3,823)	31,547	(62,917)	80,273	(3,338)	223,259	13,474	(121,825)

Beginning of Period	404,180	294,549	87,226	290,983	214,983	3,338	1,890,760	367,912	6,219,638

End of Period	$467,727	$290,726	$118,773	$228,066	$295,256	$-	$2,114,019	$381,386	$6,097,813

3	The Sub-Account ceased operations on October 5, 2023.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2023

	The Hartford Growth Allocation Fund	The Hartford Inflation Plus Fund	The Hartford Equity Income Fund	The Hartford Balanced Income Fund	The Hartford MidCap Value Fund	Hotchkis and Wiley Large Cap Value Fund	Invesco V.I. Technology Fund	Invesco Technology Fund	Delaware Ivy Natural Resources Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$34,785	$9,440	$6,528	$5,066	$(172)	$4,520	$(83)	$(7,411)	$8,933
Net realized gain (loss) on security transactions	(10,572)	(8,645)	(2,533)	(4,386)	223	21,087	(869)	(25,263)	9,533
Net realized gain distributions	-	-	29,859	-	4,493	47,721	-	9,260	-
Change in net unrealized appreciation (depreciation) on investments	358,747	12,482	(892)	10,047	6,154	10,048	5,431	406,199	(24,068)

Net increase (decrease) in net assets resulting from operations	382,960	13,277	32,962	10,727	10,698	83,376	4,479	382,785	(5,602)

Unit transactions:
Purchases	226,486	44,221	54,406	19,657	6,266	16,973	-	112,136	86,126
Net transfers	312,744	14,833	40,269	(16,008)	7,330	(24,017)	(1,499)	9,475	10,416
Surrenders for benefit payments and fees	(294,790)	(70,244)	(56,594)	(20,444)	(9,843)	(59,268)	(668)	(177,593)	(295,828)
Other, net	(226)	-	1,680	3,989	-	788	-	2,504	(2,758)
Contract maintenance charges	(1,811)	(159)	(299)	(233)	(63)	(184)	-	(261)	(349)

Net increase (decrease) in net assets resulting from unit transactions	242,403	(11,349)	39,462	(13,039)	3,690	(65,708)	(2,167)	(53,739)	(202,393)

Net increase (decrease) in net assets	625,363	1,928	72,424	(2,312)	14,388	17,668	2,312	329,046	(207,995)

Beginning of Period	2,612,094	399,994	530,428	206,191	68,682	545,884	10,753	851,066	1,259,381

End of Period	$3,237,457	$401,922	$602,852	$203,879	$83,070	$563,552	$13,065	$1,180,112	$1,051,386

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2023

	Delaware Ivy Large Cap Growth Fund	Delaware Ivy Science and Technology Fund	Delaware Ivy Asset Strategy Fund	Janus Henderson Forty Portfolio	Janus Henderson Global Research Portfolio	Janus Henderson Enterprise Portfolio	Janus Henderson Balanced Portfolio	Janus Henderson Overseas Portfolio	Janus Henderson Forty Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$(6,574)	$(12,164)	$9,599	$(15,964)	$615	$(403)	$2,015	$1,255	$(42,484)
Net realized gain (loss) on security transactions	31,906	(170,725)	(4,048)	(6,483)	9,026	87	3,910	268	129,965
Net realized gain distributions	22,245	138,874	-	-	7,532	5,744	-	-	674,348
Change in net unrealized appreciation (depreciation) on investments	182,741	535,284	71,478	1,059,073	46,476	6,694	13,596	12,795	1,580,003

Net increase (decrease) in net assets resulting from operations	230,318	491,269	77,029	1,036,626	63,649	12,122	19,521	14,318	2,341,832

Unit transactions:
Purchases	42,779	165,481	33,455	345	165	-	-	-	346,924
Net transfers	108,313	(73,100)	(406)	55,421	(28,660)	34,459	2	-	(146,094)
Surrenders for benefit payments and fees	(209,817)	(444,540)	(6,280)	(60,072)	(6,578)	(3,810)	(15,907)	(2,155)	(963,304)
Other, net	(385)	9	(338)	-	-	-	-	-	3,485
Contract maintenance charges	(257)	(1,043)	(118)	-	-	-	-	-	(2,526)

Net increase (decrease) in net assets resulting from unit transactions	(59,367)	(353,193)	26,313	(4,306)	(35,073)	30,649	(15,905)	(2,155)	(761,515)

Net increase (decrease) in net assets	170,951	138,076	103,342	1,032,320	28,576	42,771	3,616	12,163	1,580,317

Beginning of Period	602,991	1,395,365	530,474	2,676,065	267,482	45,493	142,768	143,517	6,406,285

End of Period	$773,942	$1,533,441	$633,816	$3,708,385	$296,058	$88,264	$146,384	$155,680	$7,986,602

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2023

	Janus Henderson Balanced Fund	Janus Henderson Enterprise Fund	Janus Henderson Overseas Fund	Janus Henderson Global Research Fund	Janus Henderson Mid Cap Value Fund	PGIM Jennison Natural Resources Fund	PGIM Jennison Mid-Cap Growth Fund	MassMutual High Yield Fund	JPMorgan Large Cap Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$38,098	$(14,357)	$6,851	$(81)	$1,220	$288	$(5,683)	$137,890	$(1,755)
Net realized gain (loss) on security transactions	23,603	5,084	92,527	1,705	(59,905)	1,152	(107,111)	(29,221)	(9,575)
Net realized gain distributions	-	129,263	-	7,528	56,128	-	26,474	-	-
Change in net unrealized appreciation (depreciation) on investments	281,884	129,165	61,462	30,649	69,799	(1,983)	213,974	153,195	61,943

Net increase (decrease) in net assets resulting from operations	343,585	249,155	160,840	39,801	67,242	(543)	127,654	261,864	50,613

Unit transactions:
Purchases	414,750	172,917	136,293	4,238	55,292	2,660	57,578	156,245	1,157
Net transfers	(35,929)	5,898	(47,255)	9,804	4,986	(8,492)	2,985	35,228	(14,438)
Surrenders for benefit payments and fees	(639,827)	(170,887)	(261,698)	(8,263)	(917,623)	(1,951)	(234,039)	(239,983)	(1)
Other, net	97,723	(245)	(66)	-	(1,610)	755	3,358	479	-
Contract maintenance charges	(606)	(835)	(951)	(40)	(303)	(14)	(343)	-	(9)

Net increase (decrease) in net assets resulting from unit transactions	(163,889)	6,848	(173,677)	5,739	(859,258)	(7,042)	(170,461)	(48,031)	(13,291)

Net increase (decrease) in net assets	179,696	256,003	(12,837)	45,540	(792,016)	(7,585)	(42,807)	213,833	37,322

Beginning of Period	2,513,681	1,510,009	1,714,883	153,702	1,060,213	19,718	684,596	2,056,018	161,894

End of Period	$2,693,377	$1,766,012	$1,702,046	$199,242	$268,197	$12,133	$641,789	$2,269,851	$199,216

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2023

	JPMorgan Core Bond Fund	JPMorgan Small Cap Equity Fund	JPMorgan Small Cap Growth Fund	JPMorgan Small Cap Value Fund	JPMorgan U.S. Equity Fund	JPMorgan SmartRetirement 2020 Fund	JPMorgan SmartRetirement 2025 Fund	JPMorgan SmartRetirement 2030 Fund	JPMorgan SmartRetirement 2035 Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$47,565	$(192)	$(10,618)	$5,623	$(688)	$51,817	$90,809	$76,362	$49,348
Net realized gain (loss) on security transactions	(85,203)	(817)	(86,641)	(9,440)	14,918	(98,824)	(633,181)	(484,907)	(300,568)
Net realized gain distributions	-	2,280	-	672	7,705	-	-	-	-
Change in net unrealized appreciation (depreciation) on investments	117,461	4,528	195,093	53,605	132,584	270,655	1,210,669	1,129,372	937,448

Net increase (decrease) in net assets resulting from operations	79,823	5,799	97,834	50,460	154,519	223,648	668,297	720,827	686,228

Unit transactions:
Purchases	181,394	17,002	85,306	33,033	95,402	156,261	673,852	967,676	617,055
Net transfers	139,328	11,901	(58,840)	(3,773)	(70,475)	(53,875)	1,105,040	(279,494)	(311,606)
Surrenders for benefit payments and fees	(659,113)	(1,460)	(177,388)	(40,294)	(155,583)	(326,459)	(4,333,698)	(2,236,303)	(1,919,112)
Other, net	(666)	-	3,418	-	1,990	2,239	(25,094)	4,519	23,246
Contract maintenance charges	(543)	(85)	(351)	(81)	(333)	(953)	(1,512)	(1,517)	(2,073)

Net increase (decrease) in net assets resulting from unit transactions	(339,600)	27,358	(147,855)	(11,115)	(128,999)	(222,787)	(2,581,412)	(1,545,119)	(1,592,490)

Net increase (decrease) in net assets	(259,777)	33,157	(50,021)	39,345	25,520	861	(1,913,115)	(824,292)	(906,262)

Beginning of Period	1,546,818	25,823	946,548	422,742	691,003	2,251,740	6,676,106	5,844,782	5,124,683

End of Period	$1,287,041	$58,980	$896,527	$462,087	$716,523	$2,252,601	$4,762,991	$5,020,490	$4,218,421

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2023

	JPMorgan SmartRetirement 2040 Fund	JPMorgan SmartRetirement 2045 Fund	JPMorgan SmartRetirement 2050 Fund	JPMorgan SmartRetirement Income Fund	JPMorgan SmartRetirement 2055 Fund	Loomis Sayles Bond Fund	LKCM Aquinas Catholic Equity Fund	Lord Abbett Affiliated Fund	Lord Abbett Fundamental Equity Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$42,106	$20,260	$29,696	$8,293	$12,036	$7,544	$(641)	$2,872	$6,459
Net realized gain (loss) on security transactions	(374,952)	(189,461)	(159,382)	(38,591)	(67,699)	(8,158)	(25)	3,784	64,676
Net realized gain distributions	-	-	-	-	-	-	5,419	-	-
Change in net unrealized appreciation (depreciation) on investments	1,136,330	713,231	746,563	74,251	368,330	14,871	27,530	27,692	169,840

Net increase (decrease) in net assets resulting from operations	803,484	544,030	616,877	43,953	312,667	14,257	32,283	34,348	240,975

Unit transactions:
Purchases	827,552	486,453	662,031	40,850	498,144	20,550	17,320	22,634	101,525
Net transfers	16,930	(2,531)	(146,100)	(25,611)	3,110	88,582	-	467	(22,264)
Surrenders for benefit payments and fees	(2,753,202)	(1,313,084)	(981,862)	(186,030)	(949,056)	(49,466)	-	(82,005)	(1,286,503)
Other, net	14,169	11,763	4,021	(583)	7,093	-	-	4	(2,552)
Contract maintenance charges	(2,113)	(2,023)	(2,324)	126	(1,954)	(70)	-	(342)	(757)

Net increase (decrease) in net assets resulting from unit transactions	(1,896,664)	(819,422)	(464,234)	(171,248)	(442,663)	59,596	17,320	(59,242)	(1,210,551)

Net increase (decrease) in net assets	(1,093,180)	(275,392)	152,643	(127,295)	(129,996)	73,853	49,603	(24,894)	(969,576)

Beginning of Period	5,341,443	3,339,855	3,486,466	497,353	1,813,180	192,388	244,916	424,695	2,208,006

End of Period	$4,248,263	$3,064,463	$3,639,109	$370,058	$1,683,184	$266,241	$294,519	$399,801	$1,238,430

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2023

	Lord Abbett Bond Debenture Fund	Lord Abbett Growth Opportunities Fund	Lord Abbett Dividend Growth Fund	Lord Abbett Total Return Fund	Lord Abbett Developing Growth Fund	Lord Abbett International Equity Inv Opt	Lord Abbett Value Opportunities Fund	Clearbridge Value Trust	MFS® Emerging Markets Debt Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$75,794	$(2,210)	$(734)	$279,231	$(6,000)	$5,101	$(18,830)	$1,184	$5,000
Net realized gain (loss) on security transactions	(43,778)	(1,659)	9,237	(130,783)	(69,139)	(1,701)	(86,437)	9,717	(3,880)
Net realized gain distributions	-	-	1,057	-	-	-	34,639	20,896	-
Change in net unrealized appreciation (depreciation) on investments	65,609	22,315	18,890	238,103	120,841	39,762	443,076	12,899	7,813

Net increase (decrease) in net assets resulting from operations	97,625	18,446	28,450	386,551	45,702	43,162	372,448	44,696	8,933

Unit transactions:
Purchases	85,564	17,129	24,669	452,733	83,372	34,142	166,724	6,556	12,154
Net transfers	(37,007)	1,796	360	258,091	(11,743)	(23,628)	(35,937)	(1,026)	3,523
Surrenders for benefit payments and fees	(172,923)	(6,571)	(126,344)	(617,396)	(113,108)	(43,261)	(421,570)	(41,596)	(15,870)
Other, net	(60)	-	(872)	(9,167)	2,074	-	(3,798)	-	(153)
Contract maintenance charges	(607)	(98)	(221)	(328)	(358)	(65)	(975)	(130)	(49)

Net increase (decrease) in net assets resulting from unit transactions	(125,033)	12,256	(102,408)	83,933	(39,763)	(32,812)	(295,556)	(36,196)	(395)

Net increase (decrease) in net assets	(27,408)	30,702	(73,958)	470,484	5,939	10,350	76,892	8,500	8,538

Beginning of Period	1,693,325	186,622	264,034	6,243,262	623,490	371,061	2,524,600	246,554	98,393

End of Period	$1,665,917	$217,324	$190,076	$6,713,746	$629,429	$381,411	$2,601,492	$255,054	$106,931

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2023

	Massachusetts Investors Growth Stock Fund	MFS High Income Fund	MFS International New Discovery Fund	MFS Mid Cap Growth Fund	MFS New Discovery Fund	MFS Research International Fund	MFS Total Return Fund	MFS Utilities Fund	MFS Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$4,421	$27,773	$3,878	$(4,012)	$(874)	$20,552	$40,368	$62,205	$156,555
Net realized gain (loss) on security transactions	29,826	(27,195)	736	16,689	(209,889)	76,025	1,062	(17,658)	405,326
Net realized gain distributions	85,357	-	7,842	-	-	-	91,372	134,462	791,376
Change in net unrealized appreciation (depreciation) on investments	342,526	58,692	26,320	80,387	674,353	207,463	87,237	(319,892)	(459,332)

Net increase (decrease) in net assets resulting from operations	462,130	59,270	38,776	93,064	463,590	304,040	220,039	(140,883)	893,925

Unit transactions:
Purchases	20,591	22,138	25,028	13,837	305,549	341,566	271,673	295,766	650,276
Net transfers	19,032	(1,537)	(3,483)	(8,490)	(120,677)	34,058	30,122	18,666	232,962
Surrenders for benefit payments and fees	(108,359)	(170,831)	(25,622)	(78,715)	(627,279)	(589,692)	(322,649)	(647,176)	(2,467,333)
Other, net	2,465	246	(55)	1,325	2,505	4,350	(2,127)	2,118	(21,293)
Contract maintenance charges	(167)	(106)	(207)	(112)	(31)	(1,861)	(453)	(1,004)	(1,385)

Net increase (decrease) in net assets resulting from unit transactions	(66,438)	(150,090)	(4,339)	(72,155)	(439,933)	(211,579)	(23,434)	(331,630)	(1,606,773)

Net increase (decrease) in net assets	395,692	(90,820)	34,437	20,909	23,657	92,461	196,605	(472,513)	(712,848)

Beginning of Period	1,993,903	605,028	320,388	497,090	3,518,634	2,693,028	2,303,650	4,394,275	12,482,646

End of Period	$2,389,595	$514,208	$354,825	$517,999	$3,542,291	$2,785,489	$2,500,255	$3,921,762	$11,769,798

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2023

	MFS Total Return Bond Fund	MFS Massachusetts Investors Trust	MFS International Growth Fund	MFS Core Equity Fund	MFS Government Securities Fund	MFS International Intrinsic Value Fund	MFS Technology Fund	MFS Utilities Series	MFS Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$29,575	$2,476	$270	$6,202	$110,178	$297,016	$(1,442)	$2,386	$(6,957)
Net realized gain (loss) on security transactions	(59,605)	8,129	(1,418)	109,451	(125,330)	(187,950)	17,596	4,226	21,651
Net realized gain distributions	-	68,149	3,013	42,584	-	1,731,811	26,172	4,836	48,623
Change in net unrealized appreciation (depreciation) on investments	79,015	43,863	30,488	292,883	152,190	1,162,446	43,193	(14,238)	181,241

Net increase (decrease) in net assets resulting from operations	48,985	122,617	32,353	451,120	137,038	3,003,323	85,519	(2,790)	244,558

Unit transactions:
Purchases	102,799	78,461	45,795	6,619	487,795	807,942	19,997	-	87,703
Net transfers	(106,650)	(9,625)	10,224	(16,000)	629,079	(283,948)	34,976	(32,946)	70,214
Surrenders for benefit payments and fees	(147,541)	(160,047)	(113,116)	(398,095)	(1,192,352)	(2,630,540)	(38,847)	(8,030)	(132,444)
Other, net	(175)	690	(487)	(286)	3,387	(11,021)	1,092	-	2,371
Contract maintenance charges	10	(161)	(124)	(92)	(853)	(685)	(184)	-	(252)

Net increase (decrease) in net assets resulting from unit transactions	(151,557)	(90,682)	(57,708)	(407,854)	(72,944)	(2,118,252)	17,034	(40,976)	27,592

Net increase (decrease) in net assets	(102,572)	31,935	(25,355)	43,266	64,094	885,071	102,553	(43,766)	272,150

Beginning of Period	820,275	703,534	256,767	2,237,446	3,972,583	17,718,433	165,856	126,989	679,136

End of Period	$717,703	$735,469	$231,412	$2,280,712	$4,036,677	$18,603,504	$268,409	$83,223	$951,286

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2023

	MFS High Yield Portfolio	BlackRock Global Allocation Fund, Inc.	BlackRock Advantage Large Cap Core Fund	BlackRock Advantage U.S. Total Market Fund	BlackRock Mid-Cap Value Fund	BlackRock International Dividend Fund	BlackRock Mid Cap Growth Equity Portfolio	Victory Munder Mid-Cap Core Growth Fund	MassMutual 80/20 Allocation Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (4)
Operations:
Net investment income (loss)	$390	$23,756	$(115)	$(60)	$8,683	$1,303	$(4,304)	$(4,100)	$22
Net realized gain (loss) on security transactions	(904)	(105,432)	2,404	(1,158)	29,623	3,882	11,274	(56,556)	2
Net realized gain distributions	-	-	-	-	25,304	-	-	49,565	74
Change in net unrealized appreciation (depreciation) on investments	1,254	736,821	15,152	3,365	65,406	23,117	94,057	110,162	94

Net increase (decrease) in net assets resulting from operations	740	655,145	17,441	2,147	129,016	28,302	101,027	99,071	192

Unit transactions:
Purchases	-	514,791	7,190	741	127,798	46,895	46,254	64,891	89
Net transfers	-	(100,290)	2,735	(91)	(28,578)	(30,568)	28,143	(7,884)	2,408
Surrenders for benefit payments and fees	(4,263)	(974,998)	(26,162)	(5,393)	(447,372)	(18,667)	(98,877)	(53,512)	-
Other, net	-	749	(62)	-	(1,001)	(847)	(180)	6,874	-
Contract maintenance charges	-	(2,876)	(112)	(6)	(737)	(249)	(93)	(257)	(4)

Net increase (decrease) in net assets resulting from unit transactions	(4,263)	(562,624)	(16,411)	(4,749)	(349,890)	(3,436)	(24,753)	10,112	2,493

Net increase (decrease) in net assets	(3,523)	92,521	1,030	(2,602)	(220,874)	24,866	76,274	109,183	2,685

Beginning of Period	9,772	5,779,166	76,043	16,546	1,433,009	194,365	381,360	724,042	-

End of Period	$6,249	$5,871,687	$77,073	$13,944	$1,212,135	$219,231	$457,634	$833,225	$2,685

4	The Sub-Account commenced operations on August 25, 2023.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2023

	Neuberger Berman Sustainable Equity Fund	Nuveen International Value Fund	Invesco Capital Appreciation Fund	Invesco V.I. Global Fund	Invesco Global Opportunities Fund	Invesco Oppenheimer International Growth Fund	Invesco Main Street Fund	Invesco Global Strategic Income Fund	Invesco Main Street Mid Cap Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$(6,287)	$1,237	$(4,261)	$(18,745)	$(482)	$(1,036)	$(3,430)	$11,319	$(16,415)
Net realized gain (loss) on security transactions	(1,270)	1,661	(26,346)	(13,677)	(6,210)	(19,887)	266	(19,482)	(10,679)
Net realized gain distributions	142,905	-	-	541,416	-	56,313	27,305	-	-
Change in net unrealized appreciation (depreciation) on investments	214,359	20,301	266,502	939,987	25,498	63,719	54,716	27,684	355,339

Net increase (decrease) in net assets resulting from operations	349,707	23,199	235,895	1,448,981	18,806	99,109	78,857	19,521	328,245

Unit transactions:
Purchases	147,327	12,187	38,309	244,481	14,442	86,917	49,189	22,775	205,848
Net transfers	(5,797)	6,621	23,603	(278,902)	(6,427)	(6,551)	(23,821)	(35,555)	(12,875)
Surrenders for benefit payments and fees	(237,610)	(19,429)	(271,667)	(408,643)	(1,247)	(161,484)	(59,112)	(56,422)	(410,345)
Other, net	(510)	1,623	(382)	344	-	(1,007)	(10,135)	(296)	(382)
Contract maintenance charges	(516)	(29)	(158)	(1,484)	-	(378)	(216)	(85)	(940)

Net increase (decrease) in net assets resulting from unit transactions	(97,106)	973	(210,295)	(444,204)	6,768	(82,503)	(44,095)	(69,583)	(218,694)

Net increase (decrease) in net assets	252,601	24,172	25,600	1,004,777	25,574	16,606	34,762	(50,062)	109,551

Beginning of Period	1,387,430	118,632	778,404	4,545,187	111,377	542,598	371,410	304,841	2,468,952

End of Period	$1,640,031	$142,804	$804,004	$5,549,964	$136,951	$559,204	$406,172	$254,779	$2,578,503

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2023

	Invesco Developing Markets Fund	Invesco International Bond Fund	Invesco Main Street All Cap Fund	Invesco Gold & Special Minerals Fund	Invesco International Diversified Fund	Invesco Rising Dividends Fund	Putnam Focused International Equity Fund	Putnam VT High Yield Fund	Putnam VT Emerging Markets Equity Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$3,166	$104,787	$(5,544)	$790	$(1,888)	$(34)	$6	$8,372	$(123)
Net realized gain (loss) on security transactions	1,759	(154,105)	8,065	15,115	(20,833)	270	(251)	(6,428)	(799)
Net realized gain distributions	-	-	48,888	-	-	748	-	-	-
Change in net unrealized appreciation (depreciation) on investments	263,437	247,681	212,159	64,681	47,809	885	1,573	16,579	7,014

Net increase (decrease) in net assets resulting from operations	268,362	198,363	263,568	80,586	25,088	1,869	1,328	18,523	6,092

Unit transactions:
Purchases	200,263	216,236	100,629	110,487	68,236	1,936	-	-	300
Net transfers	12,599	100,876	(19,137)	347,531	(35,730)	(561)	(1,819)	-	-
Surrenders for benefit payments and fees	(317,747)	(462,427)	(65,966)	(109,782)	(69,004)	(2,178)	-	(29,083)	(2,861)
Other, net	(3,206)	(2,061)	4,325	(3,839)	(403)	-	-	-	-
Contract maintenance charges	(755)	(915)	(451)	(623)	(226)	(15)	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(108,846)	(148,291)	19,400	343,774	(37,127)	(818)	(1,819)	(29,083)	(2,561)

Net increase (decrease) in net assets	159,516	50,072	282,968	424,360	(12,039)	1,051	(491)	(10,560)	3,531

Beginning of Period	2,474,489	2,776,527	1,037,503	1,231,715	222,980	10,963	7,851	181,919	57,753

End of Period	$2,634,005	$2,826,599	$1,320,471	$1,656,075	$210,941	$12,014	$7,360	$171,359	$61,284

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2023

	Putnam VT Sustainable Leaders Fund	Putnam VT Small Cap Value Fund	Pioneer Disciplined Value Fund	Pioneer Equity Income Fund	Pioneer Fundamental Growth Fund	Virtus NFJ International Value Fund	Virtus NFJ Small-Cap Value Fund	Virtus NFJ Dividend Value Fund	PIMCO Total Return Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$(689)	$(810)	$1,088	$374	$(418)	$147	$12,777	$62,290	$337,149
Net realized gain (loss) on security transactions	310	(2,727)	(13,701)	(351)	31	125	(50,069)	(232,615)	(703,853)
Net realized gain distributions	12,428	18,483	1,597	11,758	1,467	-	72,993	220,041	-
Change in net unrealized appreciation (depreciation) on investments	78,498	17,853	31,811	(6,774)	13,441	1,604	129,142	338,487	938,480

Net increase (decrease) in net assets resulting from operations	90,547	32,799	20,795	5,007	14,521	1,876	164,843	388,203	571,776

Unit transactions:
Purchases	5,625	2,250	18,701	6,376	4,737	1,772	50,008	254,443	1,088,670
Net transfers	(1)	-	20,596	-	(1,963)	(1,145)	20,717	(41,987)	235,681
Surrenders for benefit payments and fees	(2,588)	(16,176)	(113,799)	(2,749)	(52,682)	(2,183)	(89,301)	(1,001,417)	(3,297,642)
Other, net	-	-	277	-	(156)	-	(282)	3,482	2,006
Contract maintenance charges	-	-	(81)	(53)	(23)	(18)	(448)	(1,396)	(5,643)

Net increase (decrease) in net assets resulting from unit transactions	3,036	(13,926)	(74,306)	3,574	(50,087)	(1,574)	(19,306)	(786,875)	(1,976,928)

Net increase (decrease) in net assets	93,583	18,873	(53,511)	8,581	(35,566)	302	145,537	(398,672)	(1,405,152)

Beginning of Period	357,709	151,742	275,466	77,952	80,781	19,309	779,875	2,802,457	11,908,660

End of Period	$451,292	$170,615	$221,955	$86,533	$45,215	$19,611	$925,412	$2,403,785	$10,503,508

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2023

	PIMCO Emerging Markets Bond Fund	PIMCO Real Return Fund	Pioneer Fund	Pioneer High Yield Fund	Pioneer Strategic Income Fund	Pioneer Mid Cap Value Fund	Pioneer Select Mid Cap Growth Fund	PIMCO Total Return ESG Fund	Putnam Large Cap Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$14,819	$194,331	$(2,352)	$40,399	$134,038	$7,496	$(813)	$98,678	$29,033
Net realized gain (loss) on security transactions	(8,198)	(233,639)	9,416	(15,042)	(69,563)	(5,657)	(379)	(160,518)	13,633
Net realized gain distributions	-	-	16,946	-	-	49,824	-	-	94,862
Change in net unrealized appreciation (depreciation) on investments	24,876	263,334	166,639	52,888	258,174	52,717	16,770	229,082	215,820

Net increase (decrease) in net assets resulting from operations	31,497	224,026	190,649	78,245	322,649	104,380	15,578	167,242	353,348

Unit transactions:
Purchases	12,290	609,505	99,522	60,146	457,281	87,537	7,461	329,077	274,103
Net transfers	(3,112)	88,885	(43,621)	40,691	176,929	21,677	66	7,632	(16,363)
Surrenders for benefit payments and fees	(19,490)	(1,773,283)	(284,095)	(68,307)	(370,556)	(154,217)	(2,742)	(564,143)	(363,867)
Other, net	(34)	(7,671)	(423)	(4,939)	6,272	1,603	(62)	(63)	(3,311)
Contract maintenance charges	(132)	(2,667)	(556)	(413)	(578)	(721)	(130)	(31)	(818)

Net increase (decrease) in net assets resulting from unit transactions	(10,478)	(1,085,231)	(229,173)	27,178	269,348	(44,121)	4,593	(227,528)	(110,256)

Net increase (decrease) in net assets	21,019	(861,205)	(38,524)	105,423	591,997	60,259	20,171	(60,286)	243,092

Beginning of Period	301,195	8,015,735	776,934	787,634	4,004,432	954,096	85,129	3,117,168	2,397,251

End of Period	$322,214	$7,154,530	$738,410	$893,057	$4,596,429	$1,014,355	$105,300	$3,056,882	$2,640,343

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2023

	Putnam High Yield Fund	Putnam International Equity Fund	Putnam Sustainable Leaders Fund	Putnam International Capital Opportunities Fund	Putnam Small Cap Growth Fund	Royce Small-Cap Total Return Fund	Royce Smaller- Companies Growth Fund	Royce Small-Cap Value Fund	Columbia Large Cap Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$40,495	$91	$(25)	$(880)	$(1,833)	$18,076	$(1,099)	$(91)	$2,217
Net realized gain (loss) on security transactions	(20,106)	2	(11)	(1,514)	(305)	(118,946)	(3,812)	143	(15)
Net realized gain distributions	-	-	140	2,130	-	49,101	-	9,077	7,816
Change in net unrealized appreciation (depreciation) on investments	72,893	520	800	32,553	52,310	226,061	62,083	17,061	4,634

Net increase (decrease) in net assets resulting from operations	93,282	613	904	32,289	50,172	174,292	57,172	26,190	14,652

Unit transactions:
Purchases	96,725	4,488	1,665	15,438	32,412	79,165	8,051	13,822	9,735
Net transfers	266,655	2	(76)	20,127	(1,496)	(28,944)	(1,156)	265	43,485
Surrenders for benefit payments and fees	(383,577)	(1)	6	(17,178)	(30,769)	(277,722)	(3,882)	(2,703)	(4,529)
Other, net	3,904	-	-	(140)	(314)	2,136	(235)	(286)	(378)
Contract maintenance charges	(281)	(3)	(9)	(93)	(172)	(133)	(110)	(16)	(100)

Net increase (decrease) in net assets resulting from unit transactions	(16,574)	4,486	1,586	18,154	(339)	(225,498)	2,668	11,082	48,213

Net increase (decrease) in net assets	76,708	5,099	2,490	50,443	49,833	(51,206)	59,840	37,272	62,865

Beginning of Period	785,744	1,608	2,813	217,873	229,170	891,339	342,223	97,812	136,766

End of Period	$862,452	$6,707	$5,303	$268,316	$279,003	$840,133	$402,063	$135,084	$199,631

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2023

	Virtus Ceredex Small-Cap Value Equity Fund	Virtus Ceredex Mid-Cap Value Equity Fund	Virtus Ceredex Large-Cap Value Equity Fund	DWS RREEF Real Estate Securities Fund	DWS CROCI Equity Dividend Fund	DWS Enhanced Emerging Markets Fixed Income	SSgA S&P 500 Index Fund	DWS Core Equity VIP	DWS International Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$15,208	$1,879	$2	$148	$4,372	$80	$25,383	$47	$701
Net realized gain (loss) on security transactions	(30,512)	(41,893)	(6)	(16)	72	(9)	13,010	16	1,293
Net realized gain distributions	59,746	-	8	-	6,646	-	323,151	1,209	-
Change in net unrealized appreciation (depreciation) on investments	25,940	106,173	93	1,976	(1,377)	77	307,226	3,531	16,561

Net increase (decrease) in net assets resulting from operations	70,382	66,159	97	2,108	9,713	148	668,770	4,803	18,555

Unit transactions:
Purchases	52,734	81,812	43	-	7,189	-	204,321	-	12,230
Net transfers	(27,049)	(61,602)	(7)	(1)	(10)	(3)	100,231	1	(20,791)
Surrenders for benefit payments and fees	(83,285)	(135,898)	-	1	7	1	(339,975)	(373)	(12,566)
Other, net	2,859	(398)	-	-	-	-	20,619	-	-
Contract maintenance charges	(144)	(390)	(3)	-	(27)	(1)	(1,119)	-	(102)

Net increase (decrease) in net assets resulting from unit transactions	(54,885)	(116,476)	33	-	7,159	(3)	(15,923)	(372)	(21,229)

Net increase (decrease) in net assets	15,497	(50,317)	130	2,108	16,872	145	652,847	4,431	(2,674)

Beginning of Period	553,763	830,612	697	19,244	198,860	1,566	2,674,205	19,650	135,250

End of Period	$569,260	$780,295	$827	$21,352	$215,732	$1,711	$3,327,052	$24,081	$132,576

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2023

	MassMutual Overseas Fund	MassMutual Total Return Bond Fund	MassMutual Blue Chip Growth Fund	MassMutual Mid Cap Growth Fund	MassMutual Strategic Bond Fund	ClearBridge Appreciation Fund	ClearBridge Aggressive Growth Fund	ClearBridge All Cap Value Fund	ClearBridge Mid Cap Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$75	$4,494	$(35)	$(1,058)	$128,982	$(655)	$(447)	$(55)	$(7,693)
Net realized gain (loss) on security transactions	(8)	(6,726)	(1,064,083)	(81,421)	(97,359)	10,797	(19,172)	(68)	(23,202)
Net realized gain distributions	233	-	7,066,108	80,877	-	24,720	5,548	1,247	27,880
Change in net unrealized appreciation (depreciation) on investments	2,788	9,918	7,615,582	244,640	160,876	81,187	24,077	2,963	186,703

Net increase (decrease) in net assets resulting from operations	3,088	7,686	13,617,572	243,038	192,499	116,049	10,006	4,087	183,688

Unit transactions:
Purchases	3,830	24,044	766,312	157,293	301,195	29,448	8,626	3	154,600
Net transfers	(439)	233	(625,125)	152,305	43,447	229	(14,633)	1	5,275
Surrenders for benefit payments and fees	(2,009)	(35,171)	(4,463,960)	(240,840)	(405,372)	(70,220)	(18,372)	(1)	(257,874)
Other, net	-	599	(15,374)	173	6,975	6,736	(272)	-	2,514
Contract maintenance charges	-	(96)	(1,038)	(120)	(20)	(23)	(26)	(18)	(378)

Net increase (decrease) in net assets resulting from unit transactions	1,382	(10,391)	(4,339,185)	68,811	(53,775)	(33,830)	(24,677)	(15)	(95,863)

Net increase (decrease) in net assets	4,470	(2,705)	9,278,387	311,849	138,724	82,219	(14,671)	4,072	87,825

Beginning of Period	17,367	161,270	28,286,679	1,231,783	3,059,614	654,843	56,323	32,794	1,472,537

End of Period	$21,837	$158,565	$37,565,066	$1,543,632	$3,198,338	$737,062	$41,652	$36,866	$1,560,362

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2023

	ClearBridge Small Cap Growth Fund	Thornburg International Equity Fund	Thornburg Small Mid Cap Core Fund	Thornburg Small Mid Cap Growth Fund	Timothy Plan Large/Mid Cap Value Fund	T. Rowe Price Growth Stock Fund, Inc.	T. Rowe Price Equity Income Fund	T. Rowe Price Retirement 2010 Fund	T. Rowe Price Retirement 2020 Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$(5,904)	$27,613	$(3,545)	$(4,082)	$(636)	$(43,915)	$8,489	$5,762	$95,817
Net realized gain (loss) on security transactions	(41,847)	(19,188)	(22,717)	(32,795)	295	(45,015)	3,053	(7,409)	(325,814)
Net realized gain distributions	2,872	11,065	-	-	1,141	172,050	44,976	7,380	320,042
Change in net unrealized appreciation (depreciation) on investments	86,917	335,305	73,205	133,378	30,220	1,527,654	26,145	38,629	836,527

Net increase (decrease) in net assets resulting from operations	42,038	354,795	46,943	96,501	31,020	1,610,774	82,663	44,362	926,572

Unit transactions:
Purchases	78,219	172,525	83,100	65,044	29,577	534,279	89,043	33,347	442,128
Net transfers	46,699	(39,960)	(71,247)	(9,543)	(1,973)	(280,502)	(65,449)	91	(138,306)
Surrenders for benefit payments and fees	(345,223)	(1,037,875)	(100,722)	(85,202)	(3,214)	(1,172,808)	(169,429)	(28,264)	(1,738,873)
Other, net	(579)	(3,472)	(2,305)	(3,395)	-	3,130	(2,705)	(6)	(2,158)
Contract maintenance charges	(580)	(1,034)	(237)	(307)	(35)	(2,309)	(670)	(512)	(2,249)

Net increase (decrease) in net assets resulting from unit transactions	(221,464)	(909,816)	(91,411)	(33,403)	24,355	(918,210)	(149,210)	4,656	(1,439,458)

Net increase (decrease) in net assets	(179,426)	(555,021)	(44,468)	63,098	55,375	692,564	(66,547)	49,018	(512,886)

Beginning of Period	892,683	2,588,878	479,344	527,697	238,688	4,214,916	1,215,021	413,259	8,329,517

End of Period	$713,257	$2,033,857	$434,876	$590,795	$294,063	$4,907,480	$1,148,474	$462,277	$7,816,631

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2023

	T. Rowe Price Retirement 2030 Fund	T. Rowe Price Retirement 2040 Fund	T. Rowe Price Retirement 2050 Fund	T. Rowe Price Retirement Balanced Fund	T. Rowe Price Retirement 2025 Fund	T. Rowe Price Retirement 2035 Fund	T. Rowe Price Retirement 2045 Fund	T. Rowe Price Retirement 2055 Fund	UBS Global Allocation Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (5)	Sub-Account (6)	Sub-Account	Sub-Account (7)	Sub-Account
Operations:
Net investment income (loss)	$135,626	$37,046	$18,574	$12,593	$(6)	$383	$334	$36	$179
Net realized gain (loss) on security transactions	(130,808)	(32,418)	5,097	(71,071)	66	1	(2,485)	(91)	(193)
Net realized gain distributions	698,237	423,570	247,270	6,619	-	1,621	1,995	273	-
Change in net unrealized appreciation (depreciation) on investments	1,514,116	1,198,620	990,620	122,207	-	1,571	5,658	446	1,177

Net increase (decrease) in net assets resulting from operations	2,217,171	1,626,818	1,261,561	70,348	60	3,576	5,502	664	1,163

Unit transactions:
Purchases	1,687,282	1,521,571	1,447,019	83,764	-	8,040	14,833	3,936	1,136
Net transfers	116,468	111,115	11,633	(63,965)	(60)	43,735	30,430	17,926	(1,764)
Surrenders for benefit payments and fees	(1,858,243)	(1,685,669)	(1,195,137)	(351,069)	-	-	1	(11,200)	-
Other, net	(15,537)	54,088	10,124	(3,531)	-	-	-	-	-
Contract maintenance charges	(6,557)	(7,943)	(9,538)	(738)	-	(10)	(28)	(36)	(4)

Net increase (decrease) in net assets resulting from unit transactions	(76,587)	(6,838)	264,101	(335,539)	(60)	51,765	45,236	10,626	(632)

Net increase (decrease) in net assets	2,140,584	1,619,980	1,525,662	(265,191)	-	55,341	50,738	11,290	531

Beginning of Period	15,039,694	9,050,046	6,509,649	835,785	-	-	17,736	-	14,862

End of Period	$17,180,278	$10,670,026	$8,035,311	$570,594	$-	$55,341	$68,474	$11,290	$15,393

5	The Sub-Account commenced operations on May 15, 2023 and ceased operations on June 6, 2023.
6	The Sub-Account commenced operations on May 15, 2023.
7	The Sub-Account commenced operations on May 15, 2023.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2023

	Vanguard Small-Cap Index Fund	Vanguard Mid-Cap Index Fund	Vanguard Total Bond Market Index Fund	Victory Diversified Stock Fund	Victory Special Value Fund	Victory Sycamore Small Company Opportunity Fund	Victory Sycamore Established Value Fund	Invesco Comstock Fund	Invesco Equity and Income Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$55,892	$35,224	$27,509	$(2,796)	$(9,500)	$(6,478)	$116,556	$44,928	$172,148
Net realized gain (loss) on security transactions	215,466	115,316	(12,097)	1,431	59,585	102,573	(102,976)	56,180	(25,969)
Net realized gain distributions	-	-	-	40,006	97,488	158,667	401,935	230,940	515,858
Change in net unrealized appreciation (depreciation) on investments	289,128	175,484	34,397	44,882	84,742	3,825	419,952	69,586	319,746

Net increase (decrease) in net assets resulting from operations	560,486	326,024	49,809	83,523	232,315	258,587	835,467	401,634	981,783

Unit transactions:
Purchases	1,693	834	650	28,354	75,289	270,941	458,544	131,718	393,318
Net transfers	(50,265)	(102,007)	(38,922)	(23,191)	(30,015)	(279)	(312,371)	(19,029)	(207,789)
Surrenders for benefit payments and fees	(484,483)	(176,070)	(36,710)	(16,700)	(221,684)	(1,436,592)	(1,457,177)	(442,110)	(1,012,650)
Other, net	6,192	2,955	1,558	(375)	(600)	5,768	(5,844)	21,082	14,896
Contract maintenance charges	(76)	(81)	(84)	(335)	(480)	(621)	(433)	(1,474)	(3,641)

Net increase (decrease) in net assets resulting from unit transactions	(526,939)	(274,369)	(73,508)	(12,247)	(177,490)	(1,160,783)	(1,317,281)	(309,813)	(815,866)

Net increase (decrease) in net assets	33,547	51,655	(23,699)	71,276	54,825	(902,196)	(481,814)	91,821	165,917

Beginning of Period	3,379,999	2,206,315	922,674	355,754	1,065,392	2,988,974	9,125,226	3,607,828	10,882,579

End of Period	$3,413,546	$2,257,970	$898,975	$427,030	$1,120,217	$2,086,778	$8,643,412	$3,699,649	$11,048,496

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2023

	Invesco Growth and Income Fund	Invesco Quality Income Fund	Invesco Small Cap Value Fund	Invesco American Value Fund	Invesco Value Opportunities Fund	Invesco Diversified Dividend Fund	Invesco American Franchise Fund	Invesco Global Core Equity Fund	Vanguard 500 Index Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account (8)	Sub-Account (9)	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$15,011	$42	$(2,970)	$2,107	$(2,612)	$5,607	$(4,141)	$(434)	$108,899
Net realized gain (loss) on security transactions	(50,303)	(1)	28,060	(8,836)	(12,073)	(9,911)	5,945	(143)	485,091
Net realized gain distributions	198,802	-	40,398	14,272	7,701	23,786	-	1,278	-
Change in net unrealized appreciation (depreciation) on investments	38,540	31	105,909	17,594	25,978	11,211	227,209	9,326	1,006,746

Net increase (decrease) in net assets resulting from operations	202,050	72	171,397	25,137	18,994	30,693	229,013	10,027	1,600,736

Unit transactions:
Purchases	204,371	325	52,324	3,011	23,775	38,506	51,851	5,884	14,574
Net transfers	(37,957)	(1)	73,577	(496,741)	418,866	12,584	44,882	(476)	(237,268)
Surrenders for benefit payments and fees	(393,070)	(1)	(128,062)	(9,273)	(102,538)	(122,767)	(154,932)	(3,082)	(846,587)
Other, net	21,166	-	661	-	(91)	5,337	3,350	-	(7,287)
Contract maintenance charges	(915)	(1)	(467)	-	(209)	(162)	(327)	(17)	(283)

Net increase (decrease) in net assets resulting from unit transactions	(206,405)	322	(1,967)	(503,003)	339,803	(66,502)	(55,176)	2,309	(1,076,851)

Net increase (decrease) in net assets	(4,355)	394	169,430	(477,866)	358,797	(35,809)	173,837	12,336	523,885

Beginning of Period	1,915,794	1,411	788,905	477,866	22,573	461,284	570,428	47,580	6,697,442

End of Period	$1,911,439	$1,805	$958,335	$-	$381,370	$425,475	$744,265	$59,916	$7,221,327

8	The Sub-Account ceased operations on February 10, 2023.
9	Invesco American Value Fund was acquired by Invesco Value Opportunities Fund effective February 10, 2023.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2023

	Allspring International Equity Fund	Allspring Core Bond Fund	Columbia Seligman Technology and Information Fund	Columbia Seligman Global Technology Fund	Columbia Select Small Cap Value Fund	TIAA-CREF Large Cap Value Index Fund	TIAA-CREF Large Cap Growth Fund	TIAA-CREF Bond Index Fund	TIAA-CREF Equity Index Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$382	$2,249	$(4,418)	$(4,489)	$-	$68,594	$19,028	$4,969	$61,147
Net realized gain (loss) on security transactions	295	(8,995)	7,790	8,513	1	73,982	215,532	(6,769)	197,142
Net realized gain distributions	-	-	45,557	51,064	23	88,989	46,874	-	-
Change in net unrealized appreciation (depreciation) on investments	3,026	7,362	230,878	198,853	30	146,604	1,065,043	11,997	946,303

Net increase (decrease) in net assets resulting from operations	3,703	616	279,807	253,941	54	378,169	1,346,477	10,197	1,204,592

Unit transactions:
Purchases	221	17,303	43,557	37,374	-	300,845	316,991	63,423	588,811
Net transfers	(4)	(1,934)	10,584	72,712	2	85,390	(613,741)	5,838	(337,415)
Surrenders for benefit payments and fees	(4,907)	(41,469)	(51,085)	(52,738)	-	(402,028)	(370,303)	(54,652)	(482,993)
Other, net	-	(547)	4,861	2,708	-	1,205	2,096	2,595	4,654
Contract maintenance charges	(1)	(119)	(173)	(291)	(1)	(199)	(247)	(149)	(335)

Net increase (decrease) in net assets resulting from unit transactions	(4,691)	(26,766)	7,744	59,765	1	(14,787)	(665,204)	17,055	(227,278)

Net increase (decrease) in net assets	(988)	(26,150)	287,551	313,706	55	363,382	681,273	27,252	977,314

Beginning of Period	25,605	79,543	646,416	562,468	454	3,367,962	3,423,243	204,112	4,833,312

End of Period	$24,617	$53,393	$933,967	$876,174	$509	$3,731,344	$4,104,516	$231,364	$5,810,626

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2023

	MassMutual Equity Opportunities Fund	MassMutual RetireSMARTSM by JPMorgan 2020 Fund	MassMutual RetireSMARTSM by JPMorgan 2025 Fund	MassMutual RetireSMARTSM by JPMorgan 2030 Fund	MassMutual RetireSMARTSM by JPMorgan 2035 Fund	MassMutual RetireSMARTSM by JPMorgan 2040 Fund	MassMutual RetireSMARTSM by JPMorgan 2045 Fund	MassMutual RetireSMARTSM by JPMorgan 2050 Fund	MassMutual RetireSMARTSM by JPMorgan In Retirement Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$24,484	$8,105	$26,335	$27,858	$22,486	$39,885	$6,747	$4,563	$8,357
Net realized gain (loss) on security transactions	(13,200)	(82,079)	(207,382)	(69,223)	(82,106)	(94,770)	(94,500)	(78,523)	(7,553)
Net realized gain distributions	66,794	-	-	-	55,018	-	55,570	8,375	-
Change in net unrealized appreciation (depreciation) on investments	138,883	121,941	358,703	241,790	262,605	477,669	253,705	187,703	33,317

Net increase (decrease) in net assets resulting from operations	216,961	47,967	177,656	200,425	258,003	422,784	221,522	122,118	34,121

Unit transactions:
Purchases	130,969	60,738	187,456	172,863	230,840	284,857	253,785	130,928	26,820
Net transfers	203,295	-	(313,762)	6,549	29,975	(109,836)	50,752	46,260	(4)
Surrenders for benefit payments and fees	(379,723)	(311,811)	(688,502)	(461,574)	(543,739)	(290,181)	(589,348)	(423,489)	(50,931)
Other, net	(3,078)	-	(7,450)	29,789	5,656	4,249	(3,441)	399	-
Contract maintenance charges	-	(240)	(182)	(611)	(381)	(793)	(946)	(435)	(42)

Net increase (decrease) in net assets resulting from unit transactions	(48,537)	(251,313)	(822,440)	(252,984)	(277,649)	(111,704)	(289,198)	(246,337)	(24,157)

Net increase (decrease) in net assets	168,424	(203,346)	(644,784)	(52,559)	(19,646)	311,080	(67,676)	(124,219)	9,964

Beginning of Period	1,966,558	576,678	1,948,747	1,584,312	1,687,551	2,504,939	1,277,612	762,658	320,800

End of Period	$2,134,982	$373,332	$1,303,963	$1,531,753	$1,667,905	$2,816,019	$1,209,936	$638,439	$330,764

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2023

	MassMutual RetireSMARTSM by JPMorgan 2055 Fund	American Century Heritage Fund	ClearBridge Small Cap Value Fund	North Square Spectrum Alpha Fund	Invesco Intermediate Bond Factor Fund	MassMutual Strategic Emerging Markets Fund	MassMutual International Equity Fund	MassMutual Small Cap Opportunities Fund	MassMutual Small Cap Growth Equity Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (10)	Sub-Account	Sub-Account (11)	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$850	$(6,755)	$15	$(678)	$77	$(130)	$15	$244	$(130)
Net realized gain (loss) on security transactions	(61,851)	(35,839)	4	(26,313)	(1,459)	(158)	-	(1,903)	(85,442)
Net realized gain distributions	16,254	10,448	-	-	-	-	15	36,839	-
Change in net unrealized appreciation (depreciation) on investments	127,847	216,681	1,352	40,657	1,354	1,065	69	90,166	435,003

Net increase (decrease) in net assets resulting from operations	83,100	184,535	1,371	13,666	(28)	777	99	125,346	349,431

Unit transactions:
Purchases	124,509	79,143	-	9,695	1,571	1,851	218	77,423	4,720
Net transfers	7,162	125,659	2	(287)	693	(496)	3,394	33,412	(4,937)
Surrenders for benefit payments and fees	(378,922)	(168,989)	(41)	(33,618)	(10,517)	-	-	(128,608)	(265,826)
Other, net	18,531	3,199	-	-	-	-	-	91	(405)
Contract maintenance charges	(484)	(365)	(2)	(75)	(40)	(2)	-	(109)	(55)

Net increase (decrease) in net assets resulting from unit transactions	(229,204)	38,647	(41)	(24,285)	(8,293)	1,353	3,612	(17,791)	(266,503)

Net increase (decrease) in net assets	(146,104)	223,182	1,330	(10,619)	(8,321)	2,130	3,711	107,555	82,928

Beginning of Period	513,922	985,488	10,017	76,740	8,321	9,864	-	736,716	2,246,404

End of Period	$367,818	$1,208,670	$11,347	$66,121	$-	$11,994	$3,711	$844,271	$2,329,332

10	The Sub-Account ceased operations on August 31, 2023.
11	The Sub-Account commenced operations on October 11, 2023.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2023

	Fidelity VIP Freedom 2035 Portfolio	Fidelity VIP Freedom 2050 Portfolio	Delaware Ivy Small Cap Growth Fund	JPMorgan Mid Cap Growth Fund	Invesco Discovery Mid Cap Growth Fund	T. Rowe Price Retirement 2060 Fund	MSIF Global Opportunity Portfolio	JPMorgan U.S. Government Money Market Fund	American Century U.S. Government Money Market Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$155	$4	$(702)	$-	$(8,973)	$577	$(1,729)	$16,719	$12,976
Net realized gain (loss) on security transactions	7	-	(18,531)	(15,024)	(12,794)	(247)	(1,095)	-	-
Net realized gain distributions	22	9	22,295	-	-	2,809	4,503	-	-
Change in net unrealized appreciation (depreciation) on investments	1,474	86	71,574	339,586	136,805	16,552	66,092	-	-

Net increase (decrease) in net assets resulting from operations	1,658	99	74,636	324,562	115,038	19,691	67,771	16,719	12,976

Unit transactions:
Purchases	-	-	104,422	2,947	81,324	50,683	11,117	27,627	55,745
Net transfers	-	-	8,892	5,460	(22,487)	(2)	(7,406)	(74)	(30,176)
Surrenders for benefit payments and fees	-	1	(39,223)	(169,843)	(96,359)	(6,717)	(15,043)	(101,812)	(56,675)
Other, net	-	-	550	(1,474)	485	921	794	3,463	(1,212)
Contract maintenance charges	-	-	48	(61)	(479)	(529)	(94)	(745)	(146)

Net increase (decrease) in net assets resulting from unit transactions	-	1	74,689	(162,971)	(37,516)	44,356	(10,632)	(71,541)	(32,464)

Net increase (decrease) in net assets	1,658	100	149,325	161,591	77,522	64,047	57,139	(54,822)	(19,488)

Beginning of Period	10,280	532	533,998	1,496,093	990,870	81,122	146,234	519,986	372,513

End of Period	$11,938	$632	$683,323	$1,657,684	$1,068,392	$145,169	$203,373	$465,164	$353,025

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2023

	Invesco Balanced- Risk Commodity Strategy Fund	Putnam Large Cap Growth Fund	John Hancock New Opportunities Fund	MassMutual RetireSMARTSM by JPMorgan 2060 Fund	Columbia Large Cap Growth Opportunity Fund	JPMorgan SmartRetirement 2060 Fund	Victory RS Value Fund	Pioneer Global Sustainable Equity Fund	BlackRock Advantage Small Cap Growth Fund
	Sub-Account	Sub-Account (12)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$163	$(61)	$(2,954)	$1,022	$(8,483)	$277	$9,695	$9,517	$(3,151)
Net realized gain (loss) on security transactions	(3,722)	51	(236)	(743)	(68,301)	2	(20,992)	25,413	(20,988)
Net realized gain distributions	56	28	15,856	4,128	-	-	84,621	1,513	-
Change in net unrealized appreciation (depreciation) on investments	(207)	1,668	30,130	8,164	302,299	2,225	41,034	181,742	116,969

Net increase (decrease) in net assets resulting from operations	(3,710)	1,686	42,796	12,571	225,515	2,504	114,358	218,185	92,830

Unit transactions:
Purchases	8,722	305	11,250	30,663	79,686	15,225	1,218	121,030	64,341
Net transfers	34,397	(3)	(22)	(895)	(23,029)	-	14,745	128,029	42,618
Surrenders for benefit payments and fees	(47,784)	(158)	(50,096)	(7,123)	(154,588)	-	(206,835)	(412,404)	(49,753)
Other, net	(1,554)	-	970	-	(734)	-	(609)	787	(1,435)
Contract maintenance charges	(33)	(15)	(370)	(67)	(368)	(36)	(50)	(719)	(440)

Net increase (decrease) in net assets resulting from unit transactions	(6,252)	129	(38,268)	22,578	(99,033)	15,189	(191,531)	(163,277)	55,331

Net increase (decrease) in net assets	(9,962)	1,815	4,528	35,149	126,482	17,693	(77,173)	54,908	148,161

Beginning of Period	23,706	3,897	335,660	58,477	792,668	5,867	1,612,923	1,395,098	511,181

End of Period	$13,744	$5,712	$340,188	$93,626	$919,150	$23,560	$1,535,750	$1,450,006	$659,342

12	Formerly, Putnam Growth Opportunities Fund. Name changed to Putnam Large Cap Growth Fund effective March 31, 2023.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2023

	MassMutual Select T.Rowe Price Retire 2020 Fund	MassMutual Select T.Rowe Price Retire 2025 Fund	MassMutual Select T.Rowe Price Retire 2030 Fund	MassMutual Select T.Rowe Price Retire 2035 Fund	MassMutual Select T.Rowe Price Retire 2040 Fund	MassMutual Select T.Rowe Price Retire 2045 Fund	MassMutual Select T.Rowe Price Retire 2050 Fund	MassMutual Select T.Rowe Price Fund	MassMutual Select T.Rowe Price Retire 2060 Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (13)	Sub-Account
Operations:
Net investment income (loss)	$702	$15	$3,915	$1,281	$322	$7	$6	$95	$77
Net realized gain (loss) on security transactions	(97)	(2)	(3)	77	16	4	(406)	(2)	(1,719)
Net realized gain distributions	4,155	67	17,371	14,062	7,651	689	7,650	1,916	1,192
Change in net unrealized appreciation (depreciation) on investments	10,763	115	(4,361)	4,548	5,476	688	8,871	(158)	3,138

Net increase (decrease) in net assets resulting from operations	15,523	195	16,922	19,968	13,465	1,388	16,121	1,851	2,688

Unit transactions:
Purchases	12,456	1,780	2,154	9,421	13,459	2,857	14,474	3,988	6,416
Net transfers	1	-	273,009	173,497	75,256	1	35,786	24,601	15,075
Surrenders for benefit payments and fees	-	-	-	(3,457)	2	-	(4,867)	-	(9,050)
Other, net	-	-	-	-	-	-	-	-	-
Contract maintenance charges	-	(10)	(33)	(27)	(87)	(40)	(155)	(5)	(13)

Net increase (decrease) in net assets resulting from unit transactions	12,457	1,770	275,130	179,434	88,630	2,818	45,238	28,584	12,428

Net increase (decrease) in net assets	27,980	1,965	292,052	199,402	102,095	4,206	61,359	30,435	15,116

Beginning of Period	125,956	1,384	5,710	21,295	29,780	6,305	60,994	-	8,759

End of Period	$153,936	$3,349	$297,762	$220,697	$131,875	$10,511	$122,353	$30,435	$23,875

13	The Sub-Account commenced operations on June 15, 2023.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2023

	BlackRock S&P 500 Index V.I. Fund	Hartford International Equity Fund	Putnam Core Equity Fund	BNY Mellon Insight Core Plus Fund	Keeley Small Cap Dividend Value Fund	Hartford Global Impact Fund	BlackRock LifePath® Dynamic 2065 Fund	Invesco Dividend Income Fund	AB Sustainable Global Thematic Fund
	Sub-Account	Sub-Account	Sub-Account (14)	Sub-Account	Sub-Account	Sub-Account	Sub-Account (15)	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$101,959	$1,565	$1,177	$15,194	$13,275	$(82)	$6	$139	$4,478
Net realized gain (loss) on security transactions	153,009	32,403	(79)	(4,245)	(3,311)	189	-	11	(38,802)
Net realized gain distributions	564,933	-	5,332	-	13,508	-	-	490	-
Change in net unrealized appreciation (depreciation) on investments	2,299,024	19,564	16,776	17,123	27,119	5,573	42	160	308,912

Net increase (decrease) in net assets resulting from operations	3,118,925	53,532	23,206	28,072	50,591	5,680	48	800	274,588

Unit transactions:
Purchases	936,584	38,109	19,246	10,820	16,601	6,565	433	2,308	175,763
Net transfers	182,768	(18,652)	291,889	6	(32,557)	8,289	-	-	28,154
Surrenders for benefit payments and fees	(1,507,200)	(306,604)	(6,038)	(34,999)	(51,881)	(1,176)	-	1	(215,504)
Other, net	43,687	(809)	(513)	(476)	270	(198)	-	-	684
Contract maintenance charges	(3,711)	(281)	(103)	(78)	(406)	(34)	-	(14)	-

Net increase (decrease) in net assets resulting from unit transactions	(347,872)	(288,237)	304,481	(24,727)	(67,973)	13,446	433	2,295	(10,903)

Net increase (decrease) in net assets	2,771,053	(234,705)	327,687	3,345	(17,382)	19,126	481	3,095	263,685

Beginning of Period	12,480,348	467,173	-	467,265	567,082	34,505	-	11,215	1,734,485

End of Period	$15,251,401	$232,468	$327,687	$470,610	$549,700	$53,631	$481	$14,310	$1,998,170

14	The Sub-Account commenced operations on August 23, 2023.
15	The Sub-Account commenced operations on October 13, 2023.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2023

	Virtus Duff & Phelps Water Fund Institutional	MassMutual Global Fund	Columbia Acorn International Select Fund	AMG GW&K Small Mid Cap Core Fund	PGIM Jennison Focused Growth Fund	NexPoint Merger Arbitrage Fund	Empower International Index Fund	Empower S&P Mid Cap 400 Index Fund	Empower S&P Small Cap 600 Index Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account (16)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$9,299	$-	$(15)	$(486)	$(2,052)	$1,387	$1,694	$(99)	$24
Net realized gain (loss) on security transactions	(14,448)	(8,698)	(704)	(1,923)	(12,787)	(98)	3,737	(2,452)	4
Net realized gain distributions	26,600	11,961	-	-	-	-	2,191	3,836	356
Change in net unrealized appreciation (depreciation) on investments	92,427	10,152	763	9,478	105,669	(196)	7,350	8,601	1,410

Net increase (decrease) in net assets resulting from operations	113,878	13,415	44	7,069	90,830	1,093	14,972	9,886	1,794

Unit transactions:
Purchases	103,407	13,092	-	16,126	22,366	17,096	14,245	9,752	2,114
Net transfers	(92,040)	(12,741)	(2)	(529)	(32,042)	(2)	34,595	53,125	(276)
Surrenders for benefit payments and fees	(146,864)	-	(1,999)	(13,306)	(77,553)	(11,939)	(51,057)	(76,323)	(390)
Other, net	(3,284)	-	-	(94)	(147)	989	-	-	-
Contract maintenance charges	-	-	(2)	(79)	(162)	(83)	(13)	(9)	(6)

Net increase (decrease) in net assets resulting from unit transactions	(138,781)	351	(2,003)	2,118	(87,538)	6,061	(2,230)	(13,455)	1,442

Net increase (decrease) in net assets	(24,903)	13,766	(1,959)	9,187	3,292	7,154	12,742	(3,569)	3,236

Beginning of Period	1,057,907	43,026	2,310	54,645	197,186	30,531	97,518	96,258	10,780

End of Period	$1,033,004	$56,792	$351	$63,832	$200,478	$37,685	$110,260	$92,689	$14,016

16	Formerly, AMG GW&K Small Mid Cap Fund. Name changed to AMG GW&K Small Mid Cap Core Fund effective March 24, 2023.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2023

	Empower Moderately Aggressive Profile Fund	Empower Lifetime 2020 Fund	Empower Lifetime 2025 Fund	Empower Lifetime 2030 Fund	Empower Lifetime 2035 Fund	Empower Lifetime 2040 Fund	Empower Lifetime 2045 Fund	Empower Lifetime 2050 Fund	Empower Lifetime 2055 Fund
	Sub-Account (17)	Sub-Account (18)	Sub-Account (19)	Sub-Account (20)	Sub-Account (21)	Sub-Account (22)	Sub-Account (23)	Sub-Account (24)	Sub-Account (25)
Operations:
Net investment income (loss)	$2	$2,653	$1,282	$5,496	$3,765	$126	$591	$3,137	$29
Net realized gain (loss) on security transactions	5	164	61	655	1,625	20	19	311	1
Net realized gain distributions	7	2,566	1,555	8,139	7,001	187	1,575	6,313	84
Change in net unrealized appreciation (depreciation) on investments	5	6,277	4,515	17,633	23,595	590	5,740	19,009	351

Net increase (decrease) in net assets resulting from operations	19	11,660	7,413	31,923	35,986	923	7,925	28,770	465

Unit transactions:
Purchases	134	3,080	14,775	27,033	29,496	3,921	3,976	41,594	3,665
Net transfers	47	134,160	65,681	276,388	283,546	4,129	51,115	166,773	1,098
Surrenders for benefit payments and fees	-	(7,096)	(1,782)	(20,837)	(46,414)	(199)	-	(5,156)	-
Other, net	-	-	-	8,834	19,616	-	-	-	-
Contract maintenance charges	-	-	-	(25)	(8)	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	181	130,144	78,674	291,393	286,236	7,851	55,091	203,211	4,763

Net increase (decrease) in net assets	200	141,804	86,087	323,316	322,222	8,774	63,016	231,981	5,228

Beginning of Period	-	-	-	-	-	-	-	-	-

End of Period	$200	$141,804	$86,087	$323,316	$322,222	$8,774	$63,016	$231,981	$5,228

17	The Sub-Account commenced operations on August 14, 2023.
18	The Sub-Account commenced operations on March 13, 2023.
19	The Sub-Account commenced operations on March 13, 2023.
20	The Sub-Account commenced operations on March 13, 2023.
21	The Sub-Account commenced operations on March 13, 2023.
22	The Sub-Account commenced operations on March 13, 2023.
23	The Sub-Account commenced operations on March 13, 2023.
24	The Sub-Account commenced operations on March 13, 2023.
25	The Sub-Account commenced operations on March 13, 2023.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2023

	Empower Lifetime 2060 Fund	Empower Lifetime 2015 Fund	Empower Short Duration Bond Fund	MM S&P 500® Index Fund	Russell Balanced Strategy Fund	Russell Conservative Strategy Fund	Russell Equity Growth Strategy Fund	Russell Growth Strategy Fund	Russell Moderate Strategy Fund
	Sub-Account (26)	Sub-Account (27)	Sub-Account (28)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$51	$635	$1,156	$(505)	$480	$87	$-	$162	$55
Net realized gain (loss) on security transactions	-	4	90	(289,391)	(125)	(870)	-	(317)	(20)
Net realized gain distributions	32	390	-	43,339	-	-	-	-	-
Change in net unrealized appreciation (depreciation) on investments	214	1,302	1,209	481,948	7,142	1,381	3	13,494	800

Net increase (decrease) in net assets resulting from operations	297	2,331	2,455	235,391	7,497	598	3	13,339	835

Unit transactions:
Purchases	3,336	3,519	3,990	192,875	-	-	-	-	-
Net transfers	-	25,590	66,333	(850,718)	(2)	(3)	-	-	(1)
Surrenders for benefit payments and fees	-	-	(40)	(465,138)	(1)	(3,862)	-	(1,618)	-
Other, net	-	-	-	4,338	-	-	-	-	-
Contract maintenance charges	-	-	(5)	(332)	(185)	(38)	-	(430)	(113)

Net increase (decrease) in net assets resulting from unit transactions	3,336	29,109	70,278	(1,118,975)	(188)	(3,903)	-	(2,048)	(114)

Net increase (decrease) in net assets	3,633	31,440	72,733	(883,584)	7,309	(3,305)	3	11,291	721

Beginning of Period	-	-	-	1,657,948	57,078	11,312	17	84,314	8,395

End of Period	$3,633	$31,440	$72,733	$774,364	$64,387	$8,007	$20	$95,605	$9,116

26	The Sub-Account commenced operations on May 30, 2023.
27	The Sub-Account commenced operations on March 13, 2023.
28	The Sub-Account commenced operations on March 17, 2023.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2022

	American Century Equity Income Fund	American Century Growth Fund	American Century Ultra® Fund	American Century VP Balanced Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$507,052	$(9,439)	$(3,694)	$2,935
Net realized gain (loss) on security transactions	567,235	18,497	8,450	(1,227)
Net realized gain distributions	1,488,393	68,804	38,752	88,161
Net unrealized appreciation (depreciation) of investments	(3,524,023)	(698,753)	(296,521)	(207,329)

Net increase (decrease) in net assets resulting from operations	(961,343)	(620,891)	(253,013)	(117,460)

Unit transactions:
Purchases	1,217,292	152,816	48,300	4,100
Net transfers	442,329	182,772	(12,015)	4,648
Surrenders for benefit payments and fees	(3,886,465)	(137,552)	(19,553)	(6,344)
Contract maintenance charges	(314)	(32)	(14)	-
Net annuity transactions	1	1	-	-

Net increase (decrease) in net assets resulting from unit transactions	(2,227,157)	198,005	16,718	2,404

Net increase (decrease) in net assets	(3,188,500)	(422,886)	(236,295)	(115,056)

Beginning of Period	27,640,142	1,900,499	761,878	656,344

End of Period	$24,451,642	$1,477,613	$525,583	$541,288

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2022

	American Century Small Company Fund	American Century Small Cap Value Fund	American Century Focused Large Cap Value fund	American Century Inflation- Adjusted Bond Fund	American Century Equity Growth Fund	American Century VP Disciplined Core Value Fund	American Century VP Ultra Fund	American Century VP Value Fund	American Century Mid Cap Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$(3)	$23,760	$449	$6,613	$(117)	$2,008	$(9,773)	$8,304	$5,620
Net realized gain (loss) on security transactions	(1)	60,469	17	(2,351)	(11,230)	(369)	50,658	16,987	10,132
Net realized gain distributions	-	96,056	5,605	-	7,012	45,310	157,765	47,802	72,966
Net unrealized appreciation (depreciation) of investments	(148)	(833,928)	(5,511)	(24,934)	(26,855)	(74,428)	(807,534)	(76,057)	(99,450)

Net increase (decrease) in net assets resulting from operations	(152)	(653,643)	560	(20,672)	(31,190)	(27,479)	(608,884)	(2,964)	(10,732)

Unit transactions:
Purchases	712	109,455	5,666	7,801	6,793	5,403	20,590	21,236	61,309
Net transfers	-	(40,805)	-	(30,784)	1,107	293	(46,259)	28,277	(8,825)
Surrenders for benefit payments and fees	4	(357,972)	(10)	(90)	(37,805)	(2,271)	(232,008)	(64,812)	(285,458)
Contract maintenance charges	-	(69)	(7)	-	-	-	-	-	(7)
Net annuity transactions	-	-	-	-	-	(2,112)	-	(2,952)	1

Net increase (decrease) in net assets resulting from unit transactions	716	(289,391)	5,649	(23,073)	(29,905)	1,313	(257,677)	(18,251)	(232,980)

Net increase (decrease) in net assets	564	(943,034)	6,209	(43,745)	(61,095)	(26,166)	(866,561)	(21,215)	(243,712)

Beginning of Period	506	4,499,444	53,852	150,224	131,258	205,147	1,948,889	630,009	766,256

End of Period	$1,070	$3,556,410	$60,061	$106,479	$70,163	$178,981	$1,082,328	$608,794	$522,544

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2022

	Invesco V.I. Small Cap Equity Fund	Invesco V.I. Diversified Dividend Fund	Invesco EQV European Equity Fund	Invesco EQV International Equity Fund	Invesco Small Cap Growth Fund	Invesco Real Estate Fund	Invesco Small Cap Equity Fund	Invesco EQV Emerging Markets All Cap Fund	American Century Diversified Bond Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$(731)	$241	$(1,032)	$(2,775)	$(26,407)	$15,293	$(2,339)	$32,031	$1,272
Net realized gain (loss) on security transactions	(312)	1,735	(3,451)	(18,234)	(258,616)	(34,201)	(17,855)	(207,658)	(5,146)
Net realized gain distributions	18,217	2,784	17,038	24,952	117,372	320,409	8,262	-	-
Net unrealized appreciation (depreciation) of investments	(46,027)	(5,910)	(87,617)	(64,902)	(1,759,305)	(1,583,333)	(78,464)	(427,958)	(21,652)

Net increase (decrease) in net assets resulting from operations	(28,853)	(1,150)	(75,062)	(60,959)	(1,926,956)	(1,281,832)	(90,396)	(603,585)	(25,526)

Unit transactions:
Purchases	992	-	15,586	25,913	371,042	279,013	25,093	228,674	20,668
Net transfers	4,048	228	3	87	151,669	154,284	40,953	(144,760)	1,581
Surrenders for benefit payments and fees	(15,308)	(7,076)	(31,158)	(47,749)	(541,259)	(662,503)	(94,219)	(304,516)	(48,473)
Contract maintenance charges	-	-	(8)	(55)	(260)	(282)	(13)	(11)	(38)
Net annuity transactions	-	-	-	-	-	1	1	1	-

Net increase (decrease) in net assets resulting from unit transactions	(10,268)	(6,848)	(15,577)	(21,804)	(18,808)	(229,487)	(28,185)	(220,612)	(26,262)

Net increase (decrease) in net assets	(39,121)	(7,998)	(90,639)	(82,763)	(1,945,764)	(1,511,319)	(118,581)	(824,197)	(51,788)

Beginning of Period	136,361	30,332	338,424	313,806	5,415,329	5,127,512	403,503	3,353,332	180,120

End of Period	$97,240	$22,334	$247,785	$231,043	$3,469,565	$3,616,193	$284,922	$2,529,135	$128,332

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2022

	Domini Impact Equity Fund	AB Global Bond Fund	AB Global Risk Allocation Fund	AB Relative Value Fund	AB Sustainable International Thematic Fund	AB International Value Fund	AB Growth Fund	AB Discovery Growth Fund	AB Discovery Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$(940)	$7,470	$8,648	$177	$(3,023)	$2,283	$(330)	$(2,097)	$43
Net realized gain (loss) on security transactions	138	(2,389)	1,778	1,877	626	(7,208)	(19)	268	3,080
Net realized gain distributions	1,641	-	2,567	2,676	1,844	-	657	-	31,132
Net unrealized appreciation (depreciation) of investments	(31,846)	(23,022)	(32,599)	(8,692)	(137,548)	(85,550)	(15,960)	(122,796)	(141,252)

Net increase (decrease) in net assets resulting from operations	(31,007)	(17,941)	(19,606)	(3,962)	(138,101)	(90,475)	(15,652)	(124,625)	(106,997)

Unit transactions:
Purchases	16,816	12,050	8,801	668	27,474	40,404	5,874	19,985	38,232
Net transfers	211	(6,648)	-	-	(5,535)	30,434	-	(428)	(1,458)
Surrenders for benefit payments and fees	(58)	(11,946)	(16,156)	(25,386)	(36,046)	(78,235)	(212)	(22,830)	(58,242)
Contract maintenance charges	-	-	(6)	-	(25)	(36)	(2)	(38)	(12)
Net annuity transactions	-	-	-	1	2	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	16,969	(6,544)	(7,361)	(24,717)	(14,130)	(7,433)	5,660	(3,311)	(21,480)

Net increase (decrease) in net assets	(14,038)	(24,485)	(26,967)	(28,679)	(152,231)	(97,908)	(9,992)	(127,936)	(128,477)

Beginning of Period	111,820	137,444	191,251	71,683	506,333	744,982	49,907	350,480	627,417

End of Period	$97,782	$112,959	$164,284	$43,004	$354,102	$647,074	$39,915	$222,544	$498,940

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2022

	AB Value Fund	AB High Income Fund	American Funds AMCAP Fund®	American Funds American Balanced Fund®	American Funds Capital Income Builder®	American Funds EuroPacific Growth Fund®	American Funds Fundamental Investors Fund®	American Funds New Perspective Fund®	American Funds The Bond Fund of America®
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$35	$27,035	$(31,474)	$178,949	$297,699	$68,855	$73,113	$(32,552)	$48,595
Net realized gain (loss) on security transactions	34	(15,703)	30,936	161,375	177,335	(78,924)	308,907	261,822	(42,404)
Net realized gain distributions	1,858	-	245,259	109,660	-	87,020	524,312	320,948	4,149
Net unrealized appreciation (depreciation) of investments	(3,364)	(74,337)	(1,665,381)	(3,065,366)	(1,753,888)	(4,971,222)	(4,409,357)	(4,303,166)	(511,717)

Net increase (decrease) in net assets resulting from operations	(1,437)	(63,005)	(1,420,660)	(2,615,382)	(1,278,854)	(4,894,271)	(3,503,025)	(3,752,948)	(501,377)

Unit transactions:
Purchases	2,483	52,033	343,304	1,004,876	917,440	1,509,399	1,009,837	885,312	277,244
Net transfers	(179)	(16,160)	19,818	264,705	(56,569)	21,883	(16,788)	32,447	139,800
Surrenders for benefit payments and fees	(19)	(55,522)	(661,173)	(2,030,840)	(1,957,686)	(2,480,932)	(2,428,280)	(1,785,606)	(421,888)
Contract maintenance charges	(4)	(26)	(90)	(533)	(339)	(800)	(422)	(346)	(115)
Net annuity transactions	-	-	-	-	-	1	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	2,281	(19,675)	(298,141)	(761,792)	(1,097,154)	(950,449)	(1,435,653)	(868,193)	(4,959)

Net increase (decrease) in net assets	844	(82,680)	(1,718,801)	(3,377,174)	(2,376,008)	(5,844,720)	(4,938,678)	(4,621,141)	(506,336)

Beginning of Period	17,104	486,799	4,837,097	20,599,362	15,582,997	20,951,606	20,417,660	14,328,867	3,634,485

End of Period	$17,948	$404,119	$3,118,296	$17,222,188	$13,206,989	$15,106,886	$15,478,982	$9,707,726	$3,128,149

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2022

	American Funds The Growth Fund of America®	American Funds The Income Fund of America®	American Funds The Investment Company of America®	American Funds The New Economy Fund®	American Funds Washington Mutual Investors Fund	American Funds American Mutual Fund®	American Funds Capital World Growth and Income Fund®	American Funds SMALLCAP World Fund®	American Funds New World Fund®
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$(290,313)	$204,734	$26,835	$(15,183)	$40,411	$46,956	$275,782	$(5,792)	$666
Net realized gain (loss) on security transactions	1,048,611	199,542	212,709	1,661	152,018	148,134	382,331	7,435	(9,887)
Net realized gain distributions	1,352,869	311,129	397,374	-	233,282	139,009	-	-	-
Net unrealized appreciation (depreciation) of investments	(20,337,610)	(1,606,598)	(2,568,773)	(1,107,745)	(1,025,967)	(619,427)	(5,862,194)	(290,412)	(105,198)

Net increase (decrease) in net assets resulting from operations	(18,226,443)	(891,193)	(1,931,855)	(1,121,267)	(600,256)	(285,328)	(5,204,081)	(288,769)	(114,419)

Unit transactions:
Purchases	3,342,125	716,849	717,735	247,411	349,266	429,508	1,397,331	51,940	37,870
Net transfers	(398,534)	(31,718)	(63,779)	79,650	(3,450)	22,300	(324,898)	(55,301)	20,372
Surrenders for benefit payments and fees	(7,156,331)	(2,328,789)	(1,832,877)	(650,358)	(678,173)	(438,939)	(3,471,463)	(60,217)	(28,936)
Contract maintenance charges	(2,446)	(412)	(248)	(99)	(336)	(90)	(945)	(17)	-
Net annuity transactions	-	1	-	-	1	1	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(4,215,186)	(1,644,069)	(1,179,169)	(323,396)	(332,692)	12,780	(2,399,975)	(63,595)	29,306

Net increase (decrease) in net assets	(22,441,629)	(2,535,262)	(3,111,024)	(1,444,663)	(932,948)	(272,548)	(7,604,056)	(352,364)	(85,113)

Beginning of Period	59,333,821	11,508,954	11,793,938	3,771,825	6,307,677	5,257,768	28,822,019	968,450	494,662

End of Period	$36,892,192	$8,973,692	$8,682,914	$2,327,162	$5,374,729	$4,985,220	$21,217,963	$616,086	$409,549

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2022

	Ariel Appreciation Fund	Ariel Fund	Artisan Mid Cap Value Fund	Ave Maria Rising Dividend Fund	Ave Maria Value Fund	Ave Maria Growth Fund	BlackRock LifePath® Dynamic 2030 Fund	BlackRock LifePath® Dynamic 2040 Fund	BlackRock LifePath® Dynamic Retirement Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$(95)	$(482)	$6,245	$14,592	$106	$(1,067)	$235,291	$260,092	$46,112
Net realized gain (loss) on security transactions	(3,057)	397	(40,508)	1,276	3,197	899	(801,012)	(853,675)	(599,734)
Net realized gain distributions	7,602	10,091	567,096	91,280	-	-	128,176	203,926	58,526
Net unrealized appreciation (depreciation) of investments	(16,759)	(40,527)	(1,053,755)	(195,627)	522	(39,178)	(4,230,851)	(5,137,688)	(2,175,946)

Net increase (decrease) in net assets resulting from operations	(12,309)	(30,521)	(520,922)	(88,479)	3,825	(39,346)	(4,668,396)	(5,527,345)	(2,671,042)

Unit transactions:
Purchases	6,361	3,979	11,488	118,842	3,381	24,216	1,702,248	2,364,077	767,813
Net transfers	2	(2)	(4,895)	(22,605)	14,049	(24,558)	274,972	333,922	(187,211)
Surrenders for benefit payments and fees	(12,815)	(1,759)	(329,722)	(49,459)	(709)	(23,881)	(4,481,163)	(4,395,512)	(2,784,694)
Contract maintenance charges	-	-	(73)	(44)	-	(13)	(2,857)	(3,567)	(1,887)
Net annuity transactions	-	-	-	1	2	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(6,452)	2,218	(323,202)	46,735	16,723	(24,236)	(2,506,800)	(1,701,080)	(2,205,979)

Net increase (decrease) in net assets	(18,761)	(28,303)	(844,124)	(41,744)	20,548	(63,582)	(7,175,196)	(7,228,425)	(4,877,021)

Beginning of Period	93,671	156,956	4,028,629	1,573,205	22,972	190,309	29,297,504	31,993,685	17,822,960

End of Period	$74,910	$128,653	$3,184,505	$1,531,461	$43,520	$126,727	$22,122,308	$24,765,260	$12,945,939

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2022

	BlackRock LifePath® Dynamic 2050 Fund	BlackRock LifePath® Dynamic 2025 Fund	BlackRock LifePath® Dynamic 2035 Fund	BlackRock LifePath® Dynamic 2045 Fund	BlackRock LifePath® Dynamic 2055 Fund	Baron Small Cap Fund	BlackRock Impact Mortgage Fund	BlackRock Equity Dividend Fund	BlackRock Capital Appreciation Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (23)	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$63,962	$(1,383)	$733	$1,250	$1,435	$(1,449)	$2,795	$12,968	$(4,016)
Net realized gain (loss) on security transactions	(107,079)	(47,309)	(6,337)	(5,447)	(10,485)	1,119	(1,880)	(7,431)	(1,163)
Net realized gain distributions	56,734	2,734	4,890	5,686	6,896	14,034	-	275,125	30,622
Net unrealized appreciation (depreciation) of investments	(1,541,957)	(132,747)	(145,666)	(116,134)	(192,340)	(136,296)	(27,752)	(411,973)	(223,206)

Net increase (decrease) in net assets resulting from operations	(1,528,340)	(178,705)	(146,380)	(114,645)	(194,494)	(122,592)	(26,837)	(131,311)	(197,763)

Unit transactions:
Purchases	924,520	75,546	186,132	208,393	199,530	14,961	16,822	231,775	36,584
Net transfers	33,569	257,969	75,097	44,148	21,500	31,442	-	58,382	46,633
Surrenders for benefit payments and fees	(992,186)	(356,424)	(115,998)	(110,585)	(411,886)	(72,064)	(15,936)	(416,132)	(12,119)
Contract maintenance charges	(382)	(38)	(27)	(88)	(75)	(6)	-	(97)	(11)
Net annuity transactions	-	-	-	-	-	-	-	2	-

Net increase (decrease) in net assets resulting from unit transactions	(34,479)	(22,947)	145,204	141,868	(190,931)	(25,667)	886	(126,070)	71,087

Net increase (decrease) in net assets	(1,562,819)	(201,652)	(1,176)	27,223	(385,425)	(148,259)	(25,951)	(257,381)	(126,676)

Beginning of Period	8,002,942	909,542	814,515	612,678	1,089,139	425,147	190,512	2,851,718	486,918

End of Period	$6,440,123	$707,890	$813,339	$639,901	$703,714	$276,888	$164,561	$2,594,337	$360,242

23	Formerly BlackRock U.S. Government Bond Portfolio. Name changed to BlackRock Impact Mortgage Fund effective September 1, 2022.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2022

	BlackRock Advantage Large Cap Growth Fund	Calvert VP SRI Balanced Portfolio	Calvert Equity Fund	Calvert Bond Fund	Calvert Income Fund	Columbia Contrarian Core Fund	Columbia Small Cap Value I Fund	Columbia Select Mid Cap Value Fund	Columbia Acorn Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$(698)	$187	$(51,449)	$40,449	$17,949	$(3,637)	$(1,027)	$(2,244)	$(9,688)
Net realized gain (loss) on security transactions	1,980	91	520,091	(42,032)	(2,013)	4,745	2,846	3,782	(93,675)
Net realized gain distributions	-	3,485	263,546	-	-	30,024	6,973	94,941	82,819
Net unrealized appreciation (depreciation) of investments	(30,406)	(10,333)	(2,995,668)	(296,832)	(134,884)	(124,032)	(23,942)	(269,688)	(570,947)

Net increase (decrease) in net assets resulting from operations	(29,124)	(6,570)	(2,263,480)	(298,415)	(118,948)	(92,900)	(15,150)	(173,209)	(591,491)

Unit transactions:
Purchases	29,727	585	773,368	221,350	75,489	24,273	15,713	106,139	140,507
Net transfers	763	-	(1,147,966)	90,021	150,708	(54,032)	(1,646)	588,090	79,342
Surrenders for benefit payments and fees	(37,231)	(519)	(1,869,518)	(373,335)	(35,764)	(27,280)	(20,295)	(185,001)	(93,954)
Contract maintenance charges	(27)	-	(98)	(112)	(41)	(18)	(13)	(36)	(61)
Net annuity transactions	-	-	-	1	-	(35)	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(6,768)	66	(2,244,214)	(62,075)	190,392	(57,092)	(6,241)	509,192	125,834

Net increase (decrease) in net assets	(35,892)	(6,504)	(4,507,694)	(360,490)	71,444	(149,992)	(21,391)	335,983	(465,657)

Beginning of Period	101,926	40,823	12,672,053	2,273,295	631,368	477,143	157,765	1,476,680	1,695,202

End of Period	$66,034	$34,319	$8,164,359	$1,912,805	$702,812	$327,151	$136,374	$1,812,663	$1,229,545

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2022

	CRM Mid Cap Value Fund	Calamos International Growth Fund	Davis Financial Fund	Davis New York Venture Fund	Davis Opportunity Fund	Delaware Diversified Income Fund	Delaware Extended Duration Bond Fund	Dreyfus Bond Market Index Fund	BNY Mellon Variable Investment Fund Appreciation Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$2,333	$(19)	$2,214	$37,878	$(617)	$3,858	$73	$273,061	$(7)
Net realized gain (loss) on security transactions	118	(2)	935	(211,737)	(2,419)	(2,846)	(10)	(364,540)	(919)
Net realized gain distributions	11,025	-	4,558	237,402	7,211	-	-	-	7,875
Net unrealized appreciation (depreciation) of investments	(51,689)	(598)	(40,246)	(1,043,685)	(23,695)	(25,574)	(839)	(2,064,987)	(12,539)

Net increase (decrease) in net assets resulting from operations	(38,213)	(619)	(32,539)	(980,142)	(19,520)	(24,562)	(776)	(2,156,466)	(5,590)

Unit transactions:
Purchases	16,732	-	23,088	264,137	21,966	5,335	200	1,181,424	1,792
Net transfers	4,744	-	6,501	(150,079)	1	(1,878)	-	(279,028)	386
Surrenders for benefit payments and fees	(7,514)	11	(36,482)	(598,203)	(24,188)	(26,488)	(2)	(1,930,475)	13
Contract maintenance charges	(20)	-	(10)	(178)	(14)	-	-	(307)	-
Net annuity transactions	-	-	-	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	13,942	11	(6,903)	(484,323)	(2,235)	(23,031)	198	(1,028,386)	2,191

Net increase (decrease) in net assets	(24,271)	(608)	(39,442)	(1,464,465)	(21,755)	(47,593)	(578)	(3,184,852)	(3,399)

Beginning of Period	385,289	1,943	311,792	5,616,143	123,934	182,391	2,788	15,808,474	27,678

End of Period	$361,018	$1,335	$272,350	$4,151,678	$102,179	$134,798	$2,210	$12,623,622	$24,279

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2022

	BNY Mellon International Stock Index Fund	BNY Mellon MidCap Index Fund	BNY Mellon Small Cap Stock Index Fund	BNY Mellon Sustainable U.S. Equity Portfolio	BNY Mellon S&P 500 Index Fund	Eaton Vance Large-Cap Value Fund	Eaton Vance Dividend Builder Fund	Eaton Vance Worldwide Health Sciences Fund	Eaton Vance Income Fund of Boston
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$6,486	$186,499	$119,345	$(13)	$307,949	$2,675	$20,544	$(3,032)	$173,122
Net realized gain (loss) on security transactions	(152)	(191,836)	(17,588)	10	(186,633)	29,383	38,120	9,358	(90,443)
Net realized gain distributions	-	2,228,425	1,291,111	506	3,059,248	53,835	337,839	23,995	-
Net unrealized appreciation (depreciation) of investments	(58,370)	(5,059,870)	(3,847,725)	(2,511)	(11,032,008)	(154,043)	(572,410)	(118,510)	(431,390)

Net increase (decrease) in net assets resulting from operations	(52,036)	(2,836,782)	(2,454,857)	(2,008)	(7,851,444)	(68,150)	(175,907)	(88,189)	(348,711)

Unit transactions:
Purchases	-	1,502,230	1,027,875	-	3,401,421	100,221	46,807	36,583	203,408
Net transfers	1,831	(125,955)	165,797	-	1,574,335	56,230	155,852	31,580	(44,192)
Surrenders for benefit payments and fees	(6,733)	(1,930,145)	(1,981,232)	(2)	(5,366,519)	(130,168)	(229,125)	(181,977)	(696,114)
Contract maintenance charges	-	(348)	(137)	-	(858)	(85)	(25)	(43)	(171)
Net annuity transactions	-	-	(3)	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(4,902)	(554,218)	(787,700)	(2)	(391,621)	26,198	(26,491)	(113,857)	(537,069)

Net increase (decrease) in net assets	(56,938)	(3,391,000)	(3,242,557)	(2,010)	(8,243,065)	(41,952)	(202,398)	(202,046)	(885,780)

Beginning of Period	353,970	21,135,160	15,055,320	8,562	41,404,339	1,807,856	1,724,282	795,332	3,972,938

End of Period	$297,032	$17,744,160	$11,812,763	$6,552	$33,161,274	$1,765,904	$1,521,884	$593,286	$3,087,158

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2022

	Eaton Vance Balanced Fund	Eaton Vance Atlanta Capital SMID-Cap Fund	Allspring Asset Allocation Fund	Allspring Emerging Markets Equity Fund	Allspring Utility & Telecommunications Fund	Alger Capital Appreciation Institutional Portfolio	Alger Mid Cap Growth Institutional Fund	Alger Small Cap Growth Institutional Fund	Nuveen Mid Cap Growth Opportunities Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$292	$(1,919)	$2,817	$(3,735)	$127	$(35,060)	$(11,878)	$(2,509)	$(922)
Net realized gain (loss) on security transactions	860	6,280	(207)	(12,641)	(906)	(121,827)	(251,591)	(39,563)	(30,694)
Net realized gain distributions	9,854	94,786	3,204	-	988	151,127	-	-	-
Net unrealized appreciation (depreciation) of investments	(56,344)	(194,257)	(23,880)	(391,996)	(1,393)	(2,455,442)	(683,804)	(173,666)	(11,738)

Net increase (decrease) in net assets resulting from operations	(45,338)	(95,110)	(18,066)	(408,372)	(1,184)	(2,461,202)	(947,273)	(215,738)	(43,354)

Unit transactions:
Purchases	28,649	48,841	29,320	184,095	7,659	383,370	121,671	56,510	13,074
Net transfers	7,024	(49,778)	(2,181)	(49,815)	-	(14,411)	(43,423)	(25,414)	(2,043)
Surrenders for benefit payments and fees	(17,936)	(69,353)	(6,402)	(331,802)	(12,959)	(551,047)	(486,446)	(51,384)	(42,724)
Contract maintenance charges	-	(24)	(47)	(92)	-	(342)	(121)	(29)	-
Net annuity transactions	-	-	-	-	1	-	-	-	1

Net increase (decrease) in net assets resulting from unit transactions	17,737	(70,314)	20,690	(197,614)	(5,299)	(182,430)	(408,319)	(20,317)	(31,692)

Net increase (decrease) in net assets	(27,601)	(165,424)	2,624	(605,986)	(6,483)	(2,643,632)	(1,355,592)	(236,055)	(75,046)

Beginning of Period	266,849	1,033,100	108,201	2,012,123	18,536	6,708,501	2,771,371	578,852	148,444

End of Period	$239,248	$867,676	$110,825	$1,406,137	$12,053	$4,064,869	$1,415,779	$342,797	$73,398

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2022

	Nuveen Small Cap Select Fund	Fidelity Advisor Equity Growth Fund	Fidelity Advisor Value Strategies Fund	Fidelity Advisor Leveraged Company Stock Fund	Federated Hermes Equity Income Fund, Inc.	Federated Hermes Fund for U.S. Government Securities	Federated Hermes MDT Mid Cap Growth Fund	Federated Hermes High Income Bond Fund, Inc.	Federated Hermes Kaufmann Fund
	Sub-Account	Sub-Account	Sub-Account (1)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$(199)	$(4,000)	$(730)	$(7,761)	$(38)	$2,386	$(2,000)	$169	$(33,133)
Net realized gain (loss) on security transactions	18	7,980	28,682	(7,341)	1,680	(591)	(280)	(5)	(89,462)
Net realized gain distributions	-	13,732	-	247,800	3,609	-	6,303	-	-
Net unrealized appreciation (depreciation) of investments	(4,842)	(230,551)	(77,446)	(866,111)	(14,868)	(22,398)	(92,093)	(747)	(1,731,438)

Net increase (decrease) in net assets resulting from operations	(5,023)	(212,839)	(49,494)	(633,413)	(9,617)	(20,603)	(88,070)	(583)	(1,854,033)

Unit transactions:
Purchases	2,028	80,910	-	194,367	7,919	16,488	21,115	-	302,122
Net transfers	(118)	10,667	(12,156)	(81,653)	5,087	-	395	-	(51,213)
Surrenders for benefit payments and fees	(1,087)	(100,245)	(241,190)	(94,136)	(85,636)	(3,017)	(56)	(23)	(361,003)
Contract maintenance charges	-	(17)	-	(129)	(17)	(1)	(9)	-	(56)
Net annuity transactions	1	-	-	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	824	(8,685)	(253,346)	18,449	(72,647)	13,470	21,445	(23)	(110,150)

Net increase (decrease) in net assets	(4,199)	(221,524)	(302,840)	(614,964)	(82,264)	(7,133)	(66,625)	(606)	(1,964,183)

Beginning of Period	24,050	822,020	302,840	2,635,344	144,057	158,836	347,388	4,558	6,032,562

End of Period	$19,851	$600,496	$-	$2,020,380	$61,793	$151,703	$280,763	$3,952	$4,068,379

1	The Sub-Account ceased operations on September 28, 2022.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2022

	Federated Hermes Short- Term Income Fund	Federated Hermes Global Allocation Fund	Federated Hermes Total Return Bond Fund	Federated Hermes Clover Small Value Fund	Federated Hermes International Leaders Fund	Fidelity® VIP Growth Opportunities Portfolio	Fidelity® VIP Overseas Portfolio	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Balanced Portfolio
	Sub-Account (2)	Sub-Account (17)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$378	$13	$1,863	$(183)	$92	$(5,138)	$168	$1,731	$10,244
Net realized gain (loss) on security transactions	(2,298)	-	(252)	(2,096)	(5)	(39,658)	28	(3,744)	31,736
Net realized gain distributions	-	-	-	7,485	142	159,905	405	20,716	106,957
Net unrealized appreciation (depreciation) of investments	(1,766)	110	(18,529)	(17,801)	(850)	(521,447)	(14,802)	(57,105)	(525,691)

Net increase (decrease) in net assets resulting from operations	(3,686)	123	(16,918)	(12,595)	(621)	(406,338)	(14,201)	(38,402)	(376,754)

Unit transactions:
Purchases	-	2,457	4,729	225	600	21,461	-	12,042	50,067
Net transfers	40	-	(7)	40,124	-	(148,358)	(330)	22,567	23,207
Surrenders for benefit payments and fees	(84,835)	1	(4,784)	(3,651)	(1)	(38,383)	(152)	(46,361)	(529,630)
Contract maintenance charges	-	-	-	-	-	-	-	-	-
Net annuity transactions	-	-	-	-	-	-	-	-	(12,021)

Net increase (decrease) in net assets resulting from unit transactions	(84,795)	2,458	(62)	36,698	599	(165,280)	(482)	(11,752)	(468,377)

Net increase (decrease) in net assets	(88,481)	2,581	(16,980)	24,103	(22)	(571,618)	(14,683)	(50,154)	(845,131)

Beginning of Period	88,481	-	125,534	66,937	6,697	1,160,384	56,824	494,095	2,093,919

End of Period	$-	$2,581	$108,554	$91,040	$6,675	$588,766	$42,141	$443,941	$1,248,788

2	The Sub-Account ceased operations on September 28, 2022.
17	The Sub-Account commenced operations on October 24, 2022.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2022

	Fidelity® VIP Growth & Income Portfolio	Fidelity® VIP Freedom 2020 Portfolio	Fidelity® VIP Freedom 2030 Portfolio	Fidelity® VIP Freedom 2015 Portfolio	Fidelity® VIP Freedom 2025 Portfolio	Fidelity Advisor® Stock Selector All Cap Fund	Templeton Developing Markets Trust	Franklin High Income Fund	Franklin Strategic Income Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$2,046	$1,553	$10,293	$1,652	$6,162	$(6,622)	$10,081	$39,051	$87,014
Net realized gain (loss) on security transactions	4,006	(25)	316	(53)	(380)	(1,155)	(16,824)	(5,335)	(129,911)
Net realized gain distributions	4,390	10,404	50,394	10,523	27,804	-	15,597	-	-
Net unrealized appreciation (depreciation) of investments	(25,394)	(31,026)	(209,593)	(30,126)	(117,646)	(217,509)	(194,227)	(121,513)	(291,729)

Net increase (decrease) in net assets resulting from operations	(14,952)	(19,094)	(148,590)	(18,004)	(84,060)	(225,286)	(185,373)	(87,797)	(334,626)

Unit transactions:
Purchases	-	-	2,656	-	-	61,000	81,031	80,113	241,560
Net transfers	315	-	56,189	-	11,591	1,195,812	(26,208)	6,190	147,249
Surrenders for benefit payments and fees	(22,986)	(19)	(9,608)	(9)	(21,566)	8	(107,695)	(32,633)	(716,596)
Contract maintenance charges	-	-	(131)	-	(38)	-	(53)	(19)	(49)
Net annuity transactions	-	-	-	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(22,671)	(19)	49,106	(9)	(10,013)	1,256,820	(52,925)	53,651	(327,836)

Net increase (decrease) in net assets	(37,623)	(19,113)	(99,484)	(18,013)	(94,073)	1,031,534	(238,298)	(34,146)	(662,462)

Beginning of Period	252,666	117,428	815,816	119,348	488,929	2,279	842,333	856,363	2,861,797

End of Period	$215,043	$98,315	$716,332	$101,335	$394,856	$1,033,813	$604,035	$822,217	$2,199,335

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2022

	Templeton Global Bond Fund	Franklin U.S. Government Securities Fund	Franklin Small Cap Value Fund	Franklin Mutual Global Discovery Fund	Templeton Growth Fund	Franklin Income Fund	Franklin Growth Fund	Franklin Total Return Fund	Franklin Mutual U.S. Mid Cap Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (21)
Operations:
Net investment income (loss)	$140,939	$6,491	$(10,528)	$96,130	$2,630	$288,308	$(24,485)	$4,586	$6,297
Net realized gain (loss) on security transactions	(180,939)	(8,534)	17,255	(34,194)	(5,870)	22,932	89,655	(10,479)	(203,330)
Net realized gain distributions	-	-	80,091	651,137	-	-	253,310	-	40,829
Net unrealized appreciation (depreciation) of investments	(187,216)	(47,562)	(485,936)	(1,226,179)	(175,435)	(706,914)	(1,238,851)	(35,986)	(58,000)

Net increase (decrease) in net assets resulting from operations	(227,216)	(49,605)	(399,118)	(513,106)	(178,675)	(395,674)	(920,371)	(41,879)	(214,204)

Unit transactions:
Purchases	310,661	23,586	236,238	705,245	120,227	398,185	207,362	14,746	8,069
Net transfers	(172,352)	(17,022)	(62,992)	(296,999)	(24,722)	97,897	(47,382)	12,073	(13,632)
Surrenders for benefit payments and fees	(316,903)	(39,156)	(521,811)	(934,771)	(137,917)	(649,520)	(174,979)	(71,468)	(612,472)
Contract maintenance charges	(51)	-	(144)	(203)	(54)	(177)	(130)	(6)	(107)
Net annuity transactions	1	-	-	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(178,644)	(32,592)	(348,709)	(526,728)	(42,466)	(153,615)	(15,129)	(44,655)	(618,142)

Net increase (decrease) in net assets	(405,860)	(82,197)	(747,827)	(1,039,834)	(221,141)	(549,289)	(935,500)	(86,534)	(832,346)

Beginning of Period	3,413,261	462,046	3,681,975	9,366,699	1,461,584	6,911,353	3,584,767	263,359	2,097,681

End of Period	$3,007,401	$379,849	$2,934,148	$8,326,865	$1,240,443	$6,362,064	$2,649,267	$176,825	$1,265,335

21	Formerly Franklin Mutual U.S. Value Fund. Name changed to Franklin Mutual U.S. Mid Cap Value Fund effective June 1, 2022.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2022

	Franklin Mutual Beacon Fund	Franklin Mutual Shares Fund	Franklin Small-Mid Cap Growth Fund	Franklin Conservative Allocation Fund	Franklin Growth Allocation Fund	Franklin Moderate Allocation Fund	Templeton Foreign Fund	Goldman Sachs Income Builder Fund	Goldman Sachs Large Cap Core Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$6,447	$17,323	$(8,223)	$16,145	$21,141	$22,929	$34,516	$1,388	$(80)
Net realized gain (loss) on security transactions	4,420	(27,699)	(71,326)	(64,955)	(57,955)	(163,396)	(45,519)	66	(2)
Net realized gain distributions	63,619	227,151	181,322	39,165	222,442	175,208	-	-	1,047
Net unrealized appreciation (depreciation) of investments	(190,854)	(504,102)	(1,585,215)	(384,595)	(1,554,341)	(1,309,457)	(187,574)	(6,893)	(4,267)

Net increase (decrease) in net assets resulting from operations	(116,368)	(287,327)	(1,483,442)	(394,240)	(1,368,713)	(1,274,716)	(198,577)	(5,439)	(3,302)

Unit transactions:
Purchases	47,053	196,094	37,542	210,348	512,411	398,535	118,742	2,677	1,699
Net transfers	(8)	(92,060)	(149,175)	167,270	(280,184)	(201,756)	(107,147)	-	-
Surrenders for benefit payments and fees	(66,240)	(404,835)	(238,521)	(722,677)	(805,167)	(968,029)	(352,047)	(1,700)	(39)
Contract maintenance charges	(42)	(504)	(93)	(51)	(159)	(411)	(193)	(1)	-
Net annuity transactions	-	-	-	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(19,237)	(301,305)	(350,247)	(345,110)	(573,099)	(771,661)	(340,645)	976	1,660

Net increase (decrease) in net assets	(135,605)	(588,632)	(1,833,689)	(739,350)	(1,941,812)	(2,046,377)	(539,222)	(4,463)	(1,642)

Beginning of Period	957,119	3,560,968	4,465,568	2,541,021	8,013,351	7,665,061	4,454,961	50,825	15,127

End of Period	$821,514	$2,972,336	$2,631,879	$1,801,671	$6,071,539	$5,618,684	$3,915,739	$46,362	$13,485

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2022

	Goldman Sachs Core Fixed Income Fund	Goldman Sachs U.S. Equity Insights Fund	Goldman Sachs Government Income Fund	Goldman Sachs Equity Income Fund	Goldman Sachs Mid Cap Growth Fund	Goldman Sachs Focused International Equity Fund	Goldman Sachs Mid Cap Value Fund	Goldman Sachs Small Cap Value Fund	Goldman Sachs Strategic Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (20)	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$1,997	$-	$7,328	$1,029	$(7,323)	$(85)	$4,919	$(384)	$(1,377)
Net realized gain (loss) on security transactions	(621)	4	(11,082)	870	(267,855)	688	16,757	(78,153)	(10,184)
Net realized gain distributions	-	-	-	4,771	61,017	-	387,443	778,080	16,791
Net unrealized appreciation (depreciation) of investments	(26,812)	(9)	(148,444)	(13,776)	(165,830)	(5,529)	(894,123)	(1,580,877)	(70,150)

Net increase (decrease) in net assets resulting from operations	(25,436)	(5)	(152,198)	(7,106)	(379,991)	(4,926)	(485,004)	(881,334)	(64,920)

Unit transactions:
Purchases	12,547	-	87,685	16,133	100,478	7,274	153,048	431,888	13,744
Net transfers	(4,025)	-	3,803	-	(79,697)	(559)	(16,495)	70,138	12,137
Surrenders for benefit payments and fees	(2,581)	(11)	(53,747)	(2,020)	(380,564)	(6,257)	(868,040)	(814,686)	(2,105)
Contract maintenance charges	-	-	(63)	(1)	(29)	(1)	(513)	(75)	-
Net annuity transactions	-	-	-	-	-	-	-	2	-

Net increase (decrease) in net assets resulting from unit transactions	5,941	(11)	37,678	14,112	(359,812)	457	(732,000)	(312,733)	23,776

Net increase (decrease) in net assets	(19,495)	(16)	(114,520)	7,006	(739,803)	(4,469)	(1,217,004)	(1,194,067)	(41,144)

Beginning of Period	166,714	31	1,101,916	135,085	1,361,174	27,238	4,518,668	5,887,461	169,171

End of Period	$147,219	$15	$987,396	$142,091	$621,371	$22,769	$3,301,664	$4,693,394	$128,027

20	Formerly Goldman Sachs Growth Opportunities Fund. Name changed to Goldman Sachs Mid Cap Growth Fund effective April 13, 2022.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2022

	Goldman Sachs High Yield Fund	Goldman Sachs Large Cap Core Fund	Goldman Sachs Small/ Mid Cap Growth Fund	Goldman Sachs Satellite Strategies Portfolio	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	The Hartford Healthcare HLS Fund
	Sub-Account	Sub-Account (24)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$26,235	$907	$(2,542)	$55	$79,711	$265,249	$53,907	$316,562	$(26,180)
Net realized gain (loss) on security transactions	(8,169)	(8,746)	(5,020)	(1)	50,516	(277,016)	(578,365)	423,914	(152,820)
Net realized gain distributions	-	26,300	-	-	853,145	127,092	2,186,194	2,529,274	860,011
Net unrealized appreciation (depreciation) of investments	(105,909)	(56,583)	(77,426)	(420)	(2,080,387)	(1,889,813)	(4,885,268)	(5,914,307)	(1,232,477)

Net increase (decrease) in net assets resulting from operations	(87,843)	(38,122)	(84,988)	(366)	(1,097,015)	(1,774,488)	(3,223,532)	(2,644,557)	(551,466)

Unit transactions:
Purchases	57,563	48,428	26,108	150	104,597	388,894	103,636	392,131	239,567
Net transfers	(47,606)	33,169	2,839	-	(196,889)	(99,231)	(392,306)	(910,146)	18,341
Surrenders for benefit payments and fees	(28,645)	(94,239)	(24,781)	3	(536,726)	(1,324,458)	(2,875,618)	(3,148,968)	(575,506)
Contract maintenance charges	(18)	(48)	(19)	-	(243)	(521)	(734)	(521)	(328)
Net annuity transactions	-	-	-	-	-	(16,087)	(3,670)	(3,160)	-

Net increase (decrease) in net assets resulting from unit transactions	(18,706)	(12,690)	4,147	153	(629,261)	(1,051,403)	(3,168,692)	(3,670,664)	(317,926)

Net increase (decrease) in net assets	(106,549)	(50,812)	(80,841)	(213)	(1,726,276)	(2,825,891)	(6,392,224)	(6,315,221)	(869,392)

Beginning of Period	676,386	408,006	284,606	2,250	7,960,699	12,233,044	20,631,853	29,022,384	4,509,477

End of Period	$569,837	$357,194	$203,765	$2,037	$6,234,423	$9,407,153	$14,239,629	$22,707,163	$3,640,085

24	Formerly Goldman Sachs Capital Growth Fund. Name changed to Goldman Sachs Large Cap Core Fund effective April 13, 2022.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2022

	Hartford Disciplined Equity HLS Fund	Hartford International Opportunities HLS Fund	Hartford MidCap HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford Small Company HLS Fund	Hartford Small Cap Growth HLS Fund	Hartford Stock HLS Fund	The Hartford Checks and Balances Fund	The Hartford High Yield
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$12,665	$8,308	$68,800	$(17,786)	$(13,670)	$(5,084)	$48,646	$1,441	$4,316
Net realized gain (loss) on security transactions	120,438	(1,840)	(717,614)	(20,210)	(112,326)	(38,625)	156,354	33	(2,415)
Net realized gain distributions	650,791	183,136	1,469,481	-	767,649	115,521	522,785	13,351	-
Net unrealized appreciation (depreciation) of investments	(3,623,296)	(412,300)	(4,151,887)	(3,865)	(2,295,444)	(326,987)	(1,097,244)	(51,188)	(14,852)

Net increase (decrease) in net assets resulting from operations	(2,839,402)	(222,696)	(3,331,220)	(41,861)	(1,653,791)	(255,175)	(369,459)	(36,363)	(12,951)

Unit transactions:
Purchases	565,169	79,355	38,523	184,261	70,176	61,716	36,515	18,621	29,509
Net transfers	(523,301)	72,293	(339,183)	74,990	(59,165)	(27,765)	144,130	(189)	(1,936)
Surrenders for benefit payments and fees	(1,510,978)	(45,510)	(2,045,223)	(1,313,830)	(445,027)	(123,462)	(606,507)	(53,962)	(37,082)
Contract maintenance charges	(330)	(31)	(108)	(236)	(82)	(47)	(87)	-	(29)
Net annuity transactions	-	-	-	(6,487)	1	-	1	-	4

Net increase (decrease) in net assets resulting from unit transactions	(1,469,440)	106,107	(2,345,991)	(1,061,302)	(434,097)	(89,558)	(425,948)	(35,530)	(9,534)

Net increase (decrease) in net assets	(4,308,842)	(116,589)	(5,677,211)	(1,103,163)	(2,087,888)	(344,733)	(795,407)	(71,893)	(22,485)

Beginning of Period	14,631,300	1,162,627	13,565,873	3,698,364	5,401,903	882,419	5,599,561	275,982	133,734

End of Period	$10,322,458	$1,046,038	$7,888,662	$2,595,201	$3,314,015	$537,686	$4,804,154	$204,089	$111,249

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2022

	The Hartford Dividend and Growth Fund	The Hartford International Opportunities Fund	The Hartford MidCap Fund	The Hartford Small Company Fund	The Hartford Total Return Bond Fund	The Hartford Healthcare Fund	The Hartford Growth Opportunities Fund	Hartford Quality Value Fund	Hartford Moderate Allocation Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$1,231	$(1,640)	$(5,190)	$(3,016)	$7,751	$(3,286)	$(2,583)	$29	$21,255
Net realized gain (loss) on security transactions	29,874	(5,289)	(21,426)	(1,448)	(88,742)	(9,345)	(14,960)	8	(24,717)
Net realized gain distributions	28,290	-	29,565	-	-	2,632	-	150	51,298
Net unrealized appreciation (depreciation) of investments	(171,344)	(62,390)	(199,574)	(124,837)	(12,715)	(49,174)	(114,135)	(389)	(423,951)

Net increase (decrease) in net assets resulting from operations	(111,949)	(69,319)	(196,625)	(129,301)	(93,706)	(59,173)	(131,678)	(202)	(376,115)

Unit transactions:
Purchases	70,738	38,630	65,047	25,962	47,860	25,688	52,947	-	202,883
Net transfers	10,103	(24,269)	(35,194)	6,238	9,570	(6,036)	(55,815)	-	(1,667)
Surrenders for benefit payments and fees	(302,252)	(19,618)	(281,471)	(7,120)	(453,740)	(110,326)	(14,083)	(12)	(320,564)
Contract maintenance charges	-	(13)	(38)	(9)	(10)	-	-	-	(271)
Net annuity transactions	-	-	-	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(221,411)	(5,270)	(251,656)	25,071	(396,320)	(90,674)	(16,951)	(12)	(119,619)

Net increase (decrease) in net assets	(333,360)	(74,589)	(448,281)	(104,230)	(490,026)	(149,847)	(148,629)	(214)	(495,734)

Beginning of Period	981,423	362,630	852,461	398,779	577,252	440,830	363,612	3,552	2,386,494

End of Period	$648,063	$288,041	$404,180	$294,549	$87,226	$290,983	$214,983	$3,338	$1,890,760

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2022

	The Hartford Conservative Allocation Fund	The Hartford Capital Appreciation Fund	The Hartford Growth Allocation Fund	The Hartford Inflation Plus Fund	The Hartford Equity Income Fund	The Hartford Balanced Income Fund	The Hartford MidCap Value Fund	Hotchkis and Wiley Large Cap Value Fund	Invesco V.I. Technology Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$3,443	$(26,014)	$35,018	$19,317	$5,428	$4,225	$(482)	$2,360	$(308)
Net realized gain (loss) on security transactions	(7,094)	37,517	(1,031)	(1,861)	24,843	2,711	3,626	15,934	(17,019)
Net realized gain distributions	1,538	269,471	110,005	-	51,304	5,815	5,471	36,016	17,215
Net unrealized appreciation (depreciation) of investments	(73,601)	(1,791,947)	(715,858)	(63,848)	(99,661)	(52,188)	(13,562)	(90,725)	(24,037)

Net increase (decrease) in net assets resulting from operations	(75,714)	(1,510,973)	(571,866)	(46,392)	(18,086)	(39,437)	(4,947)	(36,415)	(24,149)

Unit transactions:
Purchases	83,107	277,916	281,312	43,493	67,841	18,731	15,027	14,301	960
Net transfers	-	(35,131)	(78,756)	(8,859)	(60,661)	28,756	1,639	11,142	-
Surrenders for benefit payments and fees	(174,645)	(840,980)	(402,578)	(94,159)	(163,533)	(238,589)	(3,709)	(50,436)	(28,139)
Contract maintenance charges	(103)	(104)	(143)	(9)	(56)	(11)	(20)	(23)	-
Net annuity transactions	-	-	-	-	-	-	3	-	-

Net increase (decrease) in net assets resulting from unit transactions	(91,641)	(598,299)	(200,165)	(59,534)	(156,409)	(191,113)	12,940	(25,016)	(27,179)

Net increase (decrease) in net assets	(167,355)	(2,109,272)	(772,031)	(105,926)	(174,495)	(230,550)	7,993	(61,431)	(51,328)

Beginning of Period	535,267	8,328,910	3,384,125	505,920	704,923	436,741	60,689	607,315	62,081

End of Period	$367,912	$6,219,638	$2,612,094	$399,994	$530,428	$206,191	$68,682	$545,884	$10,753

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2022

	Invesco Technology Fund	Delaware Ivy Natural Resources Fund	Delaware Ivy Large Cap Growth Fund	Delaware Ivy Science and Technology Fund	Delaware Ivy Asset Strategy Fund	Janus Henderson Forty Portfolio	Janus Henderson Global Research Portfolio	Janus Henderson Enterprise Portfolio	Janus Henderson Balanced Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$(7,414)	$16,267	$(5,567)	$(13,745)	$(820)	$(16,240)	$1,008	$(303)	$881
Net realized gain (loss) on security transactions	(54,526)	32,610	26,204	(79,994)	(8,799)	(1,086)	4,615	347	18,441
Net realized gain distributions	13,301	-	66,556	319,944	74,447	486,193	32,468	11,137	7,172
Net unrealized appreciation (depreciation) of investments	(560,909)	131,699	(340,786)	(957,803)	(158,107)	(1,933,435)	(108,098)	(24,756)	(71,169)

Net increase (decrease) in net assets resulting from operations	(609,548)	180,576	(253,593)	(731,598)	(93,279)	(1,464,568)	(70,007)	(13,575)	(44,675)

Unit transactions:
Purchases	119,414	83,474	44,675	220,068	30,912	368	173	-	-
Net transfers	19,129	287,950	(63,578)	(190,759)	793	(81,572)	-	(17,882)	(24,370)
Surrenders for benefit payments and fees	(204,241)	(316,879)	(10,051)	(231,837)	(35,712)	(162,130)	(14,280)	(4,743)	(59,792)
Contract maintenance charges	(116)	(58)	(25)	(61)	(9)	-	-	-	-
Net annuity transactions	-	-	-	2	-	(3,633)	(2,184)	-	-

Net increase (decrease) in net assets resulting from unit transactions	(65,814)	54,487	(28,979)	(202,587)	(4,016)	(246,967)	(16,291)	(22,625)	(84,162)

Net increase (decrease) in net assets	(675,362)	235,063	(282,572)	(934,185)	(97,295)	(1,711,535)	(86,298)	(36,200)	(128,837)

Beginning of Period	1,526,428	1,024,318	885,563	2,329,550	627,769	4,387,600	353,780	81,693	271,605

End of Period	$851,066	$1,259,381	$602,991	$1,395,365	$530,474	$2,676,065	$267,482	$45,493	$142,768

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2022

	Janus Henderson Overseas Portfolio	Janus Henderson Flexible Bond Fund	Janus Henderson Forty Fund	Janus Henderson Balanced Fund	Janus Henderson Enterprise Fund	Janus Henderson Overseas Fund	Janus Henderson Global Research Fund	Janus Henderson Mid Cap Value Fund	PGIM Jennison Natural Resources Fund
	Sub-Account	Sub-Account (3)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$1,540	$41	$(44,547)	$3,624	$(14,589)	$8,892	$(238)	$1,952	$275
Net realized gain (loss) on security transactions	(131)	873	28,379	(6,376)	12,536	32,892	4,249	(2,308)	7,020
Net realized gain distributions	-	-	4,068	21,058	150,138	-	5,112	50,339	-
Net unrealized appreciation (depreciation) of investments	(16,612)	(2,365)	(3,580,554)	(580,135)	(467,186)	(232,669)	(54,844)	(123,606)	(1,453)

Net increase (decrease) in net assets resulting from operations	(15,203)	(1,451)	(3,592,654)	(561,829)	(319,101)	(190,885)	(45,721)	(73,623)	5,842

Unit transactions:
Purchases	-	963	361,066	296,489	153,296	124,809	4,262	100,026	5,635
Net transfers	-	(10,990)	(306,626)	(159,071)	34,541	32,445	(11,729)	(48,046)	(10,805)
Surrenders for benefit payments and fees	(2,005)	(43,416)	(713,793)	(276,719)	(260,027)	(209,134)	(16,817)	(149,817)	(1,148)
Contract maintenance charges	-	-	(422)	(100)	(1)	(112)	(12)	(50)	(13)
Net annuity transactions	-	-	-	-	1	-	-	(6)	2

Net increase (decrease) in net assets resulting from unit transactions	(2,005)	(53,443)	(659,775)	(139,401)	(72,190)	(51,992)	(24,296)	(97,893)	(6,329)

Net increase (decrease) in net assets	(17,208)	(54,894)	(4,252,429)	(701,230)	(391,291)	(242,877)	(70,017)	(171,516)	(487)

Beginning of Period	160,725	54,894	10,658,714	3,214,911	1,901,300	1,957,760	223,719	1,231,729	20,205

End of Period	$143,517	$-	$6,406,285	$2,513,681	$1,510,009	$1,714,883	$153,702	$1,060,213	$19,718

3	The Sub-Account ceased operations on August 30,2022.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2022

	PGIM Jennison Mid-Cap Growth Fund	MassMutual High Yield Fund	JPMorgan Large Cap Growth Fund	JPMorgan Core Bond Fund	JPMorgan Small Cap Equity Fund	JPMorgan Small Cap Growth Fund	JPMorgan Small Cap Value Fund	JPMorgan U.S. Equity Fund	JPMorgan SmartRetirement 2020 Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$(6,440)	$131,205	$(1,701)	$29,354	$(514)	$(12,448)	$3,312	$(1,790)	$41,228
Net realized gain (loss) on security transactions	(116,745)	(36,843)	(278)	(21,281)	(5,513)	(16,155)	(8,863)	16,719	(174,418)
Net realized gain distributions	12,955	-	4,869	88	3,706	4,424	35,677	25,941	45,835
Net unrealized appreciation (depreciation) of investments	(140,779)	(374,487)	(60,574)	(229,637)	(10,625)	(442,769)	(102,670)	(244,810)	(391,654)

Net increase (decrease) in net assets resulting from operations	(251,009)	(280,125)	(57,684)	(221,476)	(12,946)	(466,948)	(72,544)	(203,940)	(479,009)

Unit transactions:
Purchases	58,536	185,320	1,352	194,524	16,521	95,997	37,569	108,117	222,495
Net transfers	11,072	(87,916)	-	(257)	-	(24,337)	(54,208)	(131,001)	20,916
Surrenders for benefit payments and fees	(144,765)	(282,246)	24	(120,859)	(37,410)	(132,808)	(11,203)	(174,845)	(978,382)
Contract maintenance charges	(15)	-	-	(79)	-	(35)	(17)	(17)	(253)
Net annuity transactions	(1)	-	-	-	-	-	-	-	1

Net increase (decrease) in net assets resulting from unit transactions	(75,173)	(184,842)	1,376	73,329	(20,889)	(61,183)	(27,859)	(197,746)	(735,223)

Net increase (decrease) in net assets	(326,182)	(464,967)	(56,308)	(148,147)	(33,835)	(528,131)	(100,403)	(401,686)	(1,214,232)

Beginning of Period	1,010,778	2,520,985	218,202	1,694,965	59,658	1,474,679	523,145	1,092,689	3,465,972

End of Period	$684,596	$2,056,018	$161,894	$1,546,818	$25,823	$946,548	$422,742	$691,003	$2,251,740

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2022

	JPMorgan SmartRetirement 2025 Fund	JPMorgan SmartRetirement 2030 Fund	JPMorgan SmartRetirement 2035 Fund	JPMorgan SmartRetirement 2040 Fund	JPMorgan SmartRetirement 2045 Fund	JPMorgan SmartRetirement 2050 Fund	JPMorgan SmartRetirement Income Fund	JP Morgan Smart Retirement 2055 Fund	Loomis Sayles Bond Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$97,517	$72,916	$51,150	$43,522	$17,688	$27,033	$8,600	$13,403	$6,415
Net realized gain (loss) on security transactions	(311,270)	(431,365)	(50,193)	(215,639)	(50,545)	(78,037)	(99,090)	(10,875)	(3,557)
Net realized gain distributions	279,825	324,120	319,404	414,323	286,969	286,158	8,161	135,584	-
Net unrealized appreciation (depreciation) of investments	(1,571,847)	(1,556,501)	(1,408,031)	(1,626,374)	(1,041,826)	(1,080,919)	(64,363)	(501,236)	(34,086)

Net increase (decrease) in net assets resulting from operations	(1,505,775)	(1,590,830)	(1,087,670)	(1,384,168)	(787,714)	(845,765)	(146,692)	(363,124)	(31,228)

Unit transactions:
Purchases	836,466	1,038,755	676,375	1,009,095	515,163	708,884	96,934	507,034	25,059
Net transfers	(854,183)	(672,749)	4,406	(522,338)	81,060	(246,438)	(23,264)	26,482	(3,663)
Surrenders for benefit payments and fees	(888,931)	(2,095,580)	(493,429)	(1,523,163)	(432,627)	(595,033)	(428,326)	(219,777)	(12,315)
Contract maintenance charges	(531)	(641)	(297)	(8)	(188)	(225)	(113)	(166)	-
Net annuity transactions	1	1	1	-	1	-	-	-	1

Net increase (decrease) in net assets resulting from unit transactions	(907,178)	(1,730,214)	187,056	(1,036,414)	163,409	(132,812)	(354,769)	313,573	9,082

Net increase (decrease) in net assets	(2,412,953)	(3,321,044)	(900,614)	(2,420,582)	(624,305)	(978,577)	(501,461)	(49,551)	(22,146)

Beginning of Period	9,089,059	9,165,826	6,025,297	7,762,025	3,964,160	4,465,043	998,814	1,862,731	214,534

End of Period	$6,676,106	$5,844,782	$5,124,683	$5,341,443	$3,339,855	$3,486,466	$497,353	$1,813,180	$192,388

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2022

	LKCM Aquinas Catholic Equity Fund	Lord Abbett Affiliated Fund	Lord Abbett Fundamental Equity Fund	Lord Abbett Bond Debenture Fund	Lord Abbett Growth Opportunities Fund	Lord Abbett Dividend Growth Fund	Lord Abbett Total Return Fund	Lord Abbett Developing Growth Fund	Lord Abbett International Equity Inv Opt
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$(18)	$3,306	$12,839	$68,472	$(2,143)	$(390)	$207,388	$(8,525)	$5,770
Net realized gain (loss) on security transactions	123	5,601	7,656	(27,510)	(270)	4,322	(125,361)	(90,922)	(5,976)
Net realized gain distributions	10,971	23,653	89,662	3,297	-	12,172	-	-	-
Net unrealized appreciation (depreciation) of investments	(65,702)	(98,135)	(372,549)	(324,996)	(82,949)	(60,262)	(1,160,849)	(380,870)	(97,471)

Net increase (decrease) in net assets resulting from operations	(54,626)	(65,575)	(262,392)	(280,737)	(85,362)	(44,158)	(1,078,822)	(480,317)	(97,677)

Unit transactions:
Purchases	13,400	29,166	157,853	93,295	22,586	25,997	455,262	82,426	29,314
Net transfers	-	1,740	(97,122)	(37,560)	8	964	(122,291)	63,923	(45,334)
Surrenders for benefit payments and fees	14	(95,980)	(282,216)	(190,050)	(16)	(28,497)	(559,910)	(410,877)	(18,739)
Contract maintenance charges	-	(32)	(43)	(40)	-	(23)	(96)	(17)	-
Net annuity transactions	2	-	-	-	-	-	4	1	-

Net increase (decrease) in net assets resulting from unit transactions	13,416	(65,106)	(221,528)	(134,355)	22,578	(1,559)	(227,031)	(264,544)	(34,759)

Net increase (decrease) in net assets	(41,210)	(130,681)	(483,920)	(415,092)	(62,784)	(45,717)	(1,305,853)	(744,861)	(132,436)

Beginning of Period	286,126	555,376	2,691,926	2,108,417	249,406	309,751	7,549,115	1,368,351	503,497

End of Period	$244,916	$424,695	$2,208,006	$1,693,325	$186,622	$264,034	$6,243,262	$623,490	$371,061

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2022

	Lord Abbett Value Opportunities Fund	Clearbridge Value Trust	BMO Mid-Cap Value Fund	MFS® Emerging Markets Debt Fund	Massachusetts Investors Growth Stock Fund	MFS High Income Fund	MFS International New Discovery Fund	MFS Mid Cap Growth Fund	MFS New Discovery Fund
	Sub-Account	Sub-Account	Sub-Account (4)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$(7,596)	$715	$(84)	$6,220	$675	$27,564	$(145)	$(4,707)	$(1,036)
Net realized gain (loss) on security transactions	(30,017)	3,419	(89,387)	(17,395)	266,080	(4,927)	(1,165)	40,022	(246,731)
Net realized gain distributions	202,004	13,978	170,190	-	80,191	-	15,594	-	3,970
Net unrealized appreciation (depreciation) of investments	(935,659)	(37,245)	(103,813)	(18,494)	(1,135,422)	(98,713)	(91,955)	(289,951)	(1,389,109)

Net increase (decrease) in net assets resulting from operations	(771,268)	(19,133)	(23,094)	(29,669)	(788,476)	(76,076)	(77,671)	(254,636)	(1,632,906)

Unit transactions:
Purchases	176,121	3,579	655	15,747	22,907	23,937	23,590	15,116	294,630
Net transfers	(77,082)	(14)	(575,235)	(1,488)	(114,546)	(1,591)	(1,315)	2,770	(183,734)
Surrenders for benefit payments and fees	(337,651)	(12,820)	(759)	(128,655)	(1,139,587)	(32,851)	(24,097)	(129,886)	(462,346)
Contract maintenance charges	(137)	-	-	(7)	(32)	(19)	(17)	(13)	(1)
Net annuity transactions	(4)	-	1	2	-	-	-	-	1

Net increase (decrease) in net assets resulting from unit transactions	(238,753)	(9,255)	(575,338)	(114,401)	(1,231,258)	(10,524)	(1,839)	(112,013)	(351,450)

Net increase (decrease) in net assets	(1,010,021)	(28,388)	(598,432)	(144,070)	(2,019,734)	(86,600)	(79,510)	(366,649)	(1,984,356)

Beginning of Period	3,534,621	274,942	598,432	242,463	4,013,637	691,628	399,898	863,739	5,502,990

End of Period	$2,524,600	$246,554	$-	$98,393	$1,993,903	$605,028	$320,388	$497,090	$3,518,634

4	BMO Mid-Cap Value Fund merged with Columbia Select Mid Cap Value Fund, effective January 21, 2022.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2022

	MFS Research International Fund	MFS Total Return Fund	MFS Utilities Fund	MFS Value Fund	MFS Total Return Bond Fund	MFS Massachusetts Investors Trust	MFS International Growth Fund	MFS Core Equity Fund	MFS Government Securities Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$18,565	$25,143	$50,626	$179,495	$21,377	$2,840	$(303)	$(911)	$50,787
Net realized gain (loss) on security transactions	40,010	2,039	53,839	726,711	(38,904)	16,339	(945)	44,116	(99,305)
Net realized gain distributions	-	77,875	278,212	673,434	-	56,669	4,668	74,084	-
Net unrealized appreciation (depreciation) of investments	(644,692)	(370,689)	(401,201)	(2,671,170)	(144,201)	(227,588)	(55,255)	(635,807)	(562,249)

Net increase (decrease) in net assets resulting from operations	(586,117)	(265,632)	(18,524)	(1,091,530)	(161,728)	(151,740)	(51,835)	(518,518)	(610,767)

Unit transactions:
Purchases	306,159	223,473	259,191	682,322	112,914	98,975	34,146	7,890	495,932
Net transfers	34,342	(23,468)	255,229	(391,694)	48,042	(18,619)	(10,669)	11,213	(261,642)
Surrenders for benefit payments and fees	(306,950)	(144,949)	(488,759)	(2,772,818)	(283,055)	(138,157)	(27,719)	(172,066)	(475,618)
Contract maintenance charges	(87)	(80)	(277)	(556)	(166)	(44)	(3)	(39)	(452)
Net annuity transactions	-	-	-	-	1	-	1	1	-

Net increase (decrease) in net assets resulting from unit transactions	33,464	54,976	25,384	(2,482,746)	(122,264)	(57,845)	(4,244)	(153,001)	(241,780)

Net increase (decrease) in net assets	(552,653)	(210,656)	6,860	(3,574,276)	(283,992)	(209,585)	(56,079)	(671,519)	(852,547)

Beginning of Period	3,245,681	2,514,306	4,387,415	16,056,922	1,104,267	913,119	312,846	2,908,965	4,825,130

End of Period	$2,693,028	$2,303,650	$4,394,275	$12,482,646	$820,275	$703,534	$256,767	$2,237,446	$3,972,583

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2022

	MFS International Intrinsic Value Fund	MFS Technology Fund	MFS Utilities Series	MFS Growth Fund	MFS High Yield Portfolio	BlackRock Global Allocation Fund, Inc.	BlackRock Advantage Large Cap Core Fund	BlackRock Advantage U.S. Total Market Fund	BlackRock Mid-Cap Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$129,543	$(1,468)	$2,494	$(5,619)	$564	$(49,735)	$(63)	$(73)	$818
Net realized gain (loss) on security transactions	(17,056)	5,593	2,732	9,524	(1,969)	(93,849)	546	(229)	60,437
Net realized gain distributions	2,178,310	17,033	5,449	7,468	-	337,141	3,968	-	47,139
Net unrealized appreciation (depreciation) of investments	(7,898,868)	(114,946)	(8,686)	(305,871)	(1,218)	(1,390,564)	(25,503)	(3,465)	(168,578)

Net increase (decrease) in net assets resulting from operations	(5,608,071)	(93,788)	1,989	(294,498)	(2,623)	(1,197,007)	(21,052)	(3,767)	(60,184)

Unit transactions:
Purchases	815,937	16,656	-	68,160	-	494,884	4,719	150	115,720
Net transfers	175,925	(9,504)	26,817	5,859	-	(41,893)	1,689	-	118,299
Surrenders for benefit payments and fees	(2,045,733)	(5,579)	(10,697)	(19,691)	(12,429)	(612,738)	(10,175)	(1,033)	(465,010)
Contract maintenance charges	(406)	(24)	-	(33)	-	(217)	(7)	-	(110)
Net annuity transactions	2	-	-	-	-	-	1	-	-

Net increase (decrease) in net assets resulting from unit transactions	(1,054,275)	1,549	16,120	54,295	(12,429)	(159,964)	(3,773)	(883)	(231,101)

Net increase (decrease) in net assets	(6,662,346)	(92,239)	18,109	(240,203)	(15,052)	(1,356,971)	(24,825)	(4,650)	(291,285)

Beginning of Period	24,380,779	258,095	108,880	919,339	24,824	7,136,137	100,868	21,196	1,724,294

End of Period	$17,718,433	$165,856	$126,989	$679,136	$9,772	$5,779,166	$76,043	$16,546	$1,433,009

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2022

	BlackRock International Dividend Fund	BlackRock Mid Cap Growth Equity Portfolio	Victory Munder Mid-Cap Core Growth Fund	Neuberger Berman Sustainable Equity Fund	Nuveen International Value Fund	The Oakmark International Small Cap Fund	The Oakmark Equity and Income Fund	Invesco Capital Appreciation Fund	Invesco V.I. Global Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (5)	Sub-Account (6)	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$216	$(4,936)	$(4,153)	$(9,016)	$4,376	$(944)	$(49)	$(4,599)	$(18,487)
Net realized gain (loss) on security transactions	(5,875)	7,670	(37,244)	(70,011)	257	(56,470)	(1,395)	(4,470)	4,932
Net realized gain distributions	3,395	-	104,190	126,107	-	-	-	6,754	573,927
Net unrealized appreciation (depreciation) of investments	(30,729)	(284,773)	(267,228)	(424,811)	(16,722)	(80,965)	(387)	(358,556)	(2,650,786)

Net increase (decrease) in net assets resulting from operations	(32,993)	(282,039)	(204,435)	(377,731)	(12,089)	(138,379)	(1,831)	(360,871)	(2,090,414)

Unit transactions:
Purchases	48,256	80,662	35,410	164,837	9,017	-	698	44,583	243,350
Net transfers	(2,024)	(123,785)	6,455	124,966	(687)	(5,482)	-	(48,609)	259,042
Surrenders for benefit payments and fees	(132,308)	(29,713)	(48,930)	(500,653)	(2,806)	(329,673)	(16,684)	(42,296)	(220,873)
Contract maintenance charges	(38)	(35)	(23)	(40)	-	-	-	(61)	(173)
Net annuity transactions	-	-	-	-	-	-	2	-	-

Net increase (decrease) in net assets resulting from unit transactions	(86,114)	(72,871)	(7,088)	(210,890)	5,524	(335,155)	(15,984)	(46,383)	281,346

Net increase (decrease) in net assets	(119,107)	(354,910)	(211,523)	(588,621)	(6,565)	(473,534)	(17,815)	(407,254)	(1,809,068)

Beginning of Period	313,472	736,270	935,565	1,976,051	125,197	473,534	17,815	1,185,658	6,354,255

End of Period	$194,365	$381,360	$724,042	$1,387,430	$118,632	$-	$-	$778,404	$4,545,187

5	The Sub-Account ceased operations on September 28, 2022.
6	The Sub-Account ceased operations on May 2, 2022.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2022

	Invesco Global Opportunities Fund	Invesco Oppenheimer International Growth Fund	Invesco Main Street Fund	Invesco Global Strategic Income Fund	Invesco Main Street Mid Cap Fund	Invesco Developing Markets Fund	Invesco International Bond Fund	Invesco Main Street All Cap Fund	Invesco Gold & Special Minerals Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$(824)	$(5,075)	$(258)	$7,950	$(14,754)	$4,442	$72,997	$(5,035)	$(6,104)
Net realized gain (loss) on security transactions	(31,871)	(44,767)	2,261	(17,560)	(54,070)	(23,099)	(94,929)	24,875	68,689
Net realized gain distributions	-	-	12,829	-	87,562	-	-	54,526	-
Net unrealized appreciation (depreciation) of investments	(88,483)	(195,515)	(120,702)	(40,583)	(569,482)	(878,812)	(423,399)	(353,858)	(373,287)

Net increase (decrease) in net assets resulting from operations	(121,178)	(245,357)	(105,870)	(50,193)	(550,744)	(897,469)	(445,331)	(279,492)	(310,702)

Unit transactions:
Purchases	18,700	90,497	36,398	27,951	208,017	162,783	248,609	93,407	123,088
Net transfers	3,180	(40,946)	(72,082)	(17,190)	10,530	(76,202)	3,081	8,149	(92,117)
Surrenders for benefit payments and fees	(160,324)	(145,385)	(36,485)	(91,609)	(859,528)	(318,650)	(273,508)	(212,362)	(354,328)
Contract maintenance charges	-	(126)	(79)	(2)	(54)	(80)	(93)	(116)	(96)
Net annuity transactions	2	-	-	-	-	(5)	(7)	-	-

Net increase (decrease) in net assets resulting from unit transactions	(138,442)	(95,960)	(72,248)	(80,850)	(641,035)	(232,154)	(21,918)	(110,922)	(323,453)

Net increase (decrease) in net assets	(259,620)	(341,317)	(178,118)	(131,043)	(1,191,779)	(1,129,623)	(467,249)	(390,414)	(634,155)

Beginning of Period	370,997	883,915	549,528	435,884	3,660,731	3,604,112	3,243,776	1,427,917	1,865,870

End of Period	$111,377	$542,598	$371,410	$304,841	$2,468,952	$2,474,489	$2,776,527	$1,037,503	$1,231,715

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2022

	Invesco International Diversified Fund	Invesco Rising Dividends Fund	Putnam Focused International Equity Fund	Putnam VT High Yield Fund	Putnam VT Emerging Markets Equity Fund	Putnam VT Sustainable Leaders Fund	Putnam VT Small Cap Value Fund	Pioneer Disciplined Value Fund	Pioneer Equity Income Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$(1,932)	$(50)	$85	$9,893	$(522)	$(546)	$(1,048)	$3,021	$555
Net realized gain (loss) on security transactions	(9,032)	1,034	(7)	(7,816)	(4,527)	894	(3,552)	(1,074)	(26)
Net realized gain distributions	27,694	501	3,229	432	9,991	57,278	31,836	24,662	7,351
Net unrealized appreciation (depreciation) of investments	(106,462)	(3,693)	(5,121)	(32,372)	(33,658)	(166,298)	(55,524)	(56,491)	(15,236)

Net increase (decrease) in net assets resulting from operations	(89,732)	(2,208)	(1,814)	(29,863)	(28,716)	(108,672)	(28,288)	(29,882)	(7,356)

Unit transactions:
Purchases	53,903	1,040	-	-	330	5,125	4,100	31,733	7,151
Net transfers	10,818	407	-	(15,100)	(26,195)	(11)	(64,924)	(14,161)	-
Surrenders for benefit payments and fees	(79,595)	(10,329)	17	(24,800)	(126)	(3,401)	(7,921)	(13,931)	(54)
Contract maintenance charges	(68)	-	-	-	-	-	-	(16)	-
Net annuity transactions	1	1	-	-	-	-	(15,828)	-	-

Net increase (decrease) in net assets resulting from unit transactions	(14,941)	(8,881)	17	(39,900)	(25,991)	1,713	(84,573)	3,625	7,097

Net increase (decrease) in net assets	(104,673)	(11,089)	(1,797)	(69,763)	(54,707)	(106,959)	(112,861)	(26,257)	(259)

Beginning of Period	327,653	22,052	9,648	251,682	112,460	464,668	264,603	301,723	78,211

End of Period	$222,980	$10,963	$7,851	$181,919	$57,753	$357,709	$151,742	$275,466	$77,952

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2022

	Pioneer Fundamental Growth Fund	Virtus NFJ International Value Fund	Virtus NFJ Small-Cap Value Fund	Virtus NFJ Dividend Value Fund	PIMCO Total Return Fund	PIMCO Emerging Markets Bond Fund	PIMCO Real Return Fund	Pioneer Fund	Pioneer High Yield Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$(673)	$203	$2,349	$22,714	$403,988	$20,403	$660,382	$(4,524)	$39,657
Net realized gain (loss) on security transactions	477	(116)	(40,598)	(47,294)	(482,296)	(28,419)	(100,365)	3,836	(15,815)
Net realized gain distributions	3,389	-	118,908	400,013	-	-	33,138	26,073	-
Net unrealized appreciation (depreciation) of investments	(25,150)	(4,685)	(239,822)	(883,358)	(2,252,531)	(74,078)	(1,861,026)	(213,193)	(133,940)

Net increase (decrease) in net assets resulting from operations	(21,957)	(4,598)	(159,163)	(507,925)	(2,330,839)	(82,094)	(1,267,871)	(187,808)	(110,098)

Unit transactions:
Purchases	4,624	1,831	48,500	288,987	1,262,331	18,158	584,478	106,083	73,262
Net transfers	(3,050)	635	(13,319)	(337,913)	(447,423)	(2,510)	(94,160)	(23,457)	(109,172)
Surrenders for benefit payments and fees	(4,122)	(1,950)	(65,112)	(252,690)	(2,701,983)	(111,321)	(1,707,612)	(76,805)	(93,040)
Contract maintenance charges	(6)	-	(20)	(109)	(793)	(12)	(461)	(42)	(73)
Net annuity transactions	-	-	(19)	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(2,554)	516	(29,970)	(301,725)	(1,887,868)	(95,685)	(1,217,755)	5,779	(129,023)

Net increase (decrease) in net assets	(24,511)	(4,082)	(189,133)	(809,650)	(4,218,707)	(177,779)	(2,485,626)	(182,029)	(239,121)

Beginning of Period	105,292	23,391	969,008	3,612,107	16,127,367	478,974	10,501,361	958,963	1,026,755

End of Period	$80,781	$19,309	$779,875	$2,802,457	$11,908,660	$301,195	$8,015,735	$776,934	$787,634

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2022

	Pioneer Strategic Income Fund	Pioneer Mid Cap Value Fund	Pioneer Select Mid Cap Growth Fund	PIMCO Total Return ESG Fund	Putnam Large Cap Value Fund	Putnam High Yield Fund	Putnam International Equity Fund	Putnam Sustainable Leaders Fund	Putnam International Capital Opportunities Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$111,782	$5,786	$(1,190)	$126,082	$35,171	$36,962	$(820)	$(18)	$(740)
Net realized gain (loss) on security transactions	(123,300)	10,425	78,863	(77,426)	30,514	(39,304)	(39,469)	3	(268)
Net realized gain distributions	-	92,247	1,693	-	116,653	-	-	209	-
Net unrealized appreciation (depreciation) of investments	(662,245)	(184,742)	(225,530)	(648,084)	(279,401)	(135,548)	(57,189)	(737)	(46,769)

Net increase (decrease) in net assets resulting from operations	(673,763)	(76,284)	(146,164)	(599,428)	(97,063)	(137,890)	(97,478)	(543)	(47,777)

Unit transactions:
Purchases	462,744	70,367	7,968	249,719	205,508	105,561	1,500	1,328	15,426
Net transfers	(244,640)	(25,306)	(1,195,812)	78,584	(82,226)	(41,901)	-	-	(10,333)
Surrenders for benefit payments and fees	(678,545)	(147,798)	(13,594)	(340,731)	(425,168)	(233,266)	(269,524)	(8)	(1,724)
Contract maintenance charges	(370)	(140)	(2)	(3)	(398)	(24)	-	-	(2)
Net annuity transactions	1	-	-	-	-	2	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(460,810)	(102,877)	(1,201,440)	(12,431)	(302,284)	(169,628)	(268,024)	1,320	3,367

Net increase (decrease) in net assets	(1,134,573)	(179,161)	(1,347,604)	(611,859)	(399,347)	(307,518)	(365,502)	777	(44,410)

Beginning of Period	5,139,005	1,133,257	1,432,733	3,729,027	2,796,598	1,093,262	367,110	2,036	262,283

End of Period	$4,004,432	$954,096	$85,129	$3,117,168	$2,397,251	$785,744	$1,608	$2,813	$217,873

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2022

	Putnam Small Cap Growth Fund	Royce Small-Cap Total Return Fund	Royce Smaller- Companies Growth Fund	Royce Small-Cap Value Fund	Columbia Large Cap Value Fund	Virtus Ceredex Small-Cap Value Equity Fund	Virtus Ceredex Mid-Cap Value Equity Fund	Virtus Ceredex Large-Cap Value Equity Fund	DWS RREEF Real Estate Securities Fund
	Sub-Account	Sub-Account (22)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$(1,765)	$916	$(1,128)	$(1,139)	$1,308	$15	$(481)	$(1)	$102
Net realized gain (loss) on security transactions	(3,346)	(87,035)	(31,912)	220	591	(15,811)	(32,343)	(7)	6
Net realized gain distributions	-	110,713	14,221	5,272	9,590	103,662	51,195	66	469
Net unrealized appreciation (depreciation) of investments	(88,626)	(188,881)	(159,838)	(18,103)	(23,593)	(152,603)	(173,616)	(185)	(8,151)

Net increase (decrease) in net assets resulting from operations	(93,737)	(164,287)	(178,657)	(13,750)	(12,104)	(64,737)	(155,245)	(127)	(7,574)

Unit transactions:
Purchases	37,059	94,362	6,977	13,422	6,342	48,590	72,004	-	-
Net transfers	(11,241)	(10,443)	(75,180)	426	51,876	24,468	(37,834)	-	-
Surrenders for benefit payments and fees	(23,490)	(239,233)	(9,176)	(32,476)	(49,136)	(64,308)	(83,685)	12	9
Contract maintenance charges	(18)	(25)	(26)	(6)	(17)	(1)	(12)	-	-
Net annuity transactions	1	-	-	(23)	-	1	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	2,311	(155,339)	(77,405)	(18,657)	9,065	8,750	(49,527)	12	9

Net increase (decrease) in net assets	(91,426)	(319,626)	(256,062)	(32,407)	(3,039)	(55,987)	(204,772)	(115)	(7,565)

Beginning of Period	320,596	1,210,965	598,285	130,219	139,805	609,750	1,035,384	812	26,809

End of Period	$229,170	$891,339	$342,223	$97,812	$136,766	$553,763	$830,612	$697	$19,244

22	Formerly Royce Total Return Fund. Name changed to Royce Small-Cap Total Return Fund effective July 1, 2022.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2022

	DWS CROCI Equity Dividend Fund	DWS Capital Growth Fund	DWS Enhanced Emerging Markets Fixed Income	SSgA S&P 500 Index Fund	DWS Core Equity VIP	DWS International Growth Fund	MassMutual Overseas Fund	MassMutual Total Return Bond Fund	MassMutual Blue Chip Growth Fund
	Sub-Account	Sub-Account (7)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$3,794	$(444)	$351	$22,103	$20	$(761)	$(921)	$2,357	$101,990
Net realized gain (loss) on security transactions	(30)	(15,022)	(3,174)	12,151	52	212	(47,698)	(7,182)	(788,621)
Net realized gain distributions	7,024	-	-	215,487	2,916	4,058	1,498	-	4,363,330
Net unrealized appreciation (depreciation) of investments	(10,934)	(11,883)	(89)	(877,595)	(6,810)	(63,731)	(48,007)	(28,141)	(19,168,666)

Net increase (decrease) in net assets resulting from operations	(146)	(27,349)	(2,912)	(627,854)	(3,822)	(60,222)	(95,128)	(32,966)	(15,491,967)

Unit transactions:
Purchases	8,861	5,094	1,152	196,882	-	9,218	35,033	18,544	729,508
Net transfers	(12,270)	-	-	(29,150)	-	(7)	(248)	(18,895)	(692,865)
Surrenders for benefit payments and fees	(2,059)	(101,074)	(7,098)	(185,149)	(379)	(13,562)	(251,071)	(40,833)	(2,977,256)
Contract maintenance charges	-	-	-	(67)	-	-	-	(30)	(638)
Net annuity transactions	-	-	2	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(5,468)	(95,980)	(5,944)	(17,484)	(379)	(4,351)	(216,286)	(41,214)	(2,941,251)

Net increase (decrease) in net assets	(5,614)	(123,329)	(8,856)	(645,338)	(4,201)	(64,573)	(311,414)	(74,180)	(18,433,218)

Beginning of Period	204,474	123,329	10,422	3,319,543	23,851	199,823	328,781	235,450	46,719,897

End of Period	$198,860	$-	$1,566	$2,674,205	$19,650	$135,250	$17,367	$161,270	$28,286,679

7	The Sub-Account ceased operations on April 26, 2022.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2022

	MassMutual Mid Cap Growth Fund	MassMutual Strategic Bond Fund	ClearBridge Appreciation Fund	ClearBridge Aggressive Growth Fund	ClearBridge All Cap Value Fund	ClearBridge Mid Cap Fund	ClearBridge Small Cap Growth Fund	Thornburg International Equity Fund	Thornburg Small Mid Cap Core Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$(1,125)	$45,381	$(236)	$(572)	$(19)	$(8,421)	$(7,314)	$26,706	$(3,625)
Net realized gain (loss) on security transactions	(136,251)	(192,649)	9,114	(561)	(55)	8,590	1,263	(56,582)	(7,427)
Net realized gain distributions	169,239	-	48,191	7,690	1,877	69,496	-	-	-
Net unrealized appreciation (depreciation) of investments	(511,629)	(444,243)	(159,008)	(23,806)	(5,007)	(560,612)	(387,037)	(529,278)	(116,212)

Net increase (decrease) in net assets resulting from operations	(479,766)	(591,511)	(101,939)	(17,249)	(3,204)	(490,947)	(393,088)	(559,154)	(127,264)

Unit transactions:
Purchases	145,802	302,352	28,971	11,673	14	157,736	94,125	192,289	48,099
Net transfers	(162,810)	(258,317)	(25,946)	-	(202)	93,630	(15,985)	(29,206)	(18,842)
Surrenders for benefit payments and fees	(298,947)	(612,977)	(16,341)	(1,559)	(12)	(211,622)	(155,830)	(230,687)	(71,995)
Contract maintenance charges	(12)	(23)	-	(14)	-	(62)	(44)	(67)	(64)
Net annuity transactions	-	1	-	1	-	-	1	-	2

Net increase (decrease) in net assets resulting from unit transactions	(315,967)	(568,964)	(13,316)	10,101	(200)	39,682	(77,733)	(67,671)	(42,800)

Net increase (decrease) in net assets	(795,733)	(1,160,475)	(115,255)	(7,148)	(3,404)	(451,265)	(470,821)	(626,825)	(170,064)

Beginning of Period	2,027,516	4,220,089	770,098	63,471	36,198	1,923,802	1,363,504	3,215,703	649,408

End of Period	$1,231,783	$3,059,614	$654,843	$56,323	$32,794	$1,472,537	$892,683	$2,588,878	$479,344

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2022

	Thornburg Small Mid Cap Growth Fund	Timothy Plan Large/Mid Cap Value Fund	T. Rowe Price Growth Stock Fund, Inc.	T. Rowe Price Equity Income Fund	T. Rowe Price Retirement 2010 Fund	T. Rowe Price Retirement 2020 Fund	T. Rowe Price Retirement 2030 Fund	T. Rowe Price Retirement 2040 Fund	T. Rowe Price Retirement 2050 Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$(4,652)	$(1,340)	$(52,593)	$8,474	$5,200	$103,357	$82,346	$15,805	$(4,943)
Net realized gain (loss) on security transactions	(60,963)	324	(216,631)	16,845	(8,818)	(142,708)	15,787	22,137	16,104
Net realized gain distributions	-	11,778	152,313	51,898	32,904	795,432	1,390,869	627,758	407,367
Net unrealized appreciation (depreciation) of investments	(241,137)	(46,448)	(3,478,945)	(141,839)	(105,862)	(2,452,999)	(4,928,043)	(2,879,213)	(1,911,891)

Net increase (decrease) in net assets resulting from operations	(306,752)	(35,686)	(3,595,856)	(64,622)	(76,576)	(1,696,918)	(3,439,041)	(2,213,513)	(1,493,363)

Unit transactions:
Purchases	43,820	25,243	697,340	98,770	28,905	490,583	1,551,576	1,208,076	1,311,810
Net transfers	(57,864)	(36,604)	158,490	45,488	(44,245)	(164,891)	(55,352)	(61,029)	(73,599)
Surrenders for benefit payments and fees	(77,403)	16	(1,952,664)	(164,798)	(61,164)	(1,524,062)	(2,252,870)	(977,999)	(404,117)
Contract maintenance charges	(64)	-	(257)	(59)	(3)	(133)	(678)	(517)	(402)
Net annuity transactions	-	-	-	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(91,511)	(11,345)	(1,097,091)	(20,599)	(76,507)	(1,198,503)	(757,324)	168,531	833,692

Net increase (decrease) in net assets	(398,263)	(47,031)	(4,692,947)	(85,221)	(153,083)	(2,895,421)	(4,196,365)	(2,044,982)	(659,671)

Beginning of Period	925,960	285,719	8,907,863	1,300,242	566,342	11,224,938	19,236,059	11,095,028	7,169,320

End of Period	$527,697	$238,688	$4,214,916	$1,215,021	$413,259	$8,329,517	$15,039,694	$9,050,046	$6,509,649

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2022

	T. Rowe Price Retirement Balanced Fund	T. Rowe Price Retirement 2045 Fund	UBS Global Allocation Fund	Vanguard Small-Cap Index Fund	Vanguard Mid-Cap Index Fund	Vanguard Total Bond Market Index Fund	Victory Diversified Stock Fund	Victory Special Value Fund	Victory Sycamore Small Company Opportunity Fund
	Sub-Account	Sub-Account (8)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$14,685	$(101)	$(162)	$53,055	$35,611	$23,114	$(1,905)	$(9,303)	$(8,602)
Net realized gain (loss) on security transactions	(16,626)	(389)	(608)	84,840	55,801	(3,371)	7,426	17,612	103,921
Net realized gain distributions	54,918	1,111	681	-	-	764	32,349	105,956	150,399
Net unrealized appreciation (depreciation) of investments	(196,978)	(4,498)	(3,234)	(895,137)	(619,043)	(164,139)	(132,262)	(368,359)	(536,469)

Net increase (decrease) in net assets resulting from operations	(144,001)	(3,877)	(3,323)	(757,242)	(527,631)	(143,632)	(94,392)	(254,094)	(290,751)

Unit transactions:
Purchases	71,849	428	2,331	123	872	709	37,241	74,325	325,849
Net transfers	(26,392)	21,197	(3,464)	123	15,527	2,513	(18,751)	3,505	(143,355)
Surrenders for benefit payments and fees	(159,880)	(3)	(15)	(216,428)	(132,681)	(43,057)	(90,464)	(79,094)	(801,813)
Contract maintenance charges	(21)	(9)	-	(37)	(50)	(45)	(24)	(45)	(104)
Net annuity transactions	-	-	-	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(114,444)	21,613	(1,148)	(216,219)	(116,332)	(39,880)	(71,998)	(1,309)	(619,423)

Net increase (decrease) in net assets	(258,445)	17,736	(4,471)	(973,461)	(643,963)	(183,512)	(166,390)	(255,403)	(910,174)

Beginning of Period	1,094,230	-	19,333	4,353,460	2,850,278	1,106,186	522,144	1,320,795	3,899,148

End of Period	$835,785	$17,736	$14,862	$3,379,999	$2,206,315	$922,674	$355,754	$1,065,392	$2,988,974

8	The Sub-Account commenced operations on January 19, 2022.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2022

	Victory Sycamore Established Value Fund	Invesco Comstock Fund	Invesco Equity and Income Fund	Invesco Growth and Income Fund	Invesco Quality Income Fund	Invesco Small Cap Value Fund	Invesco American Value Fund	Invesco Value Opportunities Fund	Invesco Diversified Dividend Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$139,184	$45,478	$166,807	$13,370	$23	$(6,180)	$(4,070)	$(1,841)	$5,985
Net realized gain (loss) on security transactions	(51,531)	63,066	8,952	(16,476)	(3)	17,633	31,832	120,390	1,065
Net realized gain distributions	560,384	359,649	489,739	180,093	-	70,028	111,801	1,858	42,200
Net unrealized appreciation (depreciation) of investments	(936,764)	(459,265)	(1,917,895)	(320,449)	(202)	(62,253)	(168,317)	(213,353)	(59,843)

Net increase (decrease) in net assets resulting from operations	(288,727)	8,928	(1,252,397)	(143,462)	(182)	19,228	(28,754)	(92,946)	(10,593)

Unit transactions:
Purchases	453,501	150,899	308,515	181,570	357	74,763	41,016	939	41,535
Net transfers	(393,046)	32,512	(189,780)	87,910	-	(52,583)	4,685	28,603	919
Surrenders for benefit payments and fees	(992,463)	(298,903)	(2,886,892)	(548,034)	(3)	(237,447)	(150,609)	(611,485)	(83,806)
Contract maintenance charges	(49)	(357)	(1,060)	(70)	-	(16)	(47)	(4)	(75)
Net annuity transactions	-	-	-	-	-	1	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(932,057)	(115,849)	(2,769,217)	(278,624)	354	(215,282)	(104,955)	(581,947)	(41,427)

Net increase (decrease) in net assets	(1,220,784)	(106,921)	(4,021,614)	(422,086)	172	(196,054)	(133,709)	(674,893)	(52,020)

Beginning of Period	10,346,010	3,714,749	14,904,193	2,337,880	1,239	984,959	611,575	697,466	513,304

End of Period	$9,125,226	$3,607,828	$10,882,579	$1,915,794	$1,411	$788,905	$477,866	$22,573	$461,284

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2022

	Invesco American Franchise Fund	Invesco Global Core Equity Fund	Vanguard 500 Index Fund	Allspring International Equity Fund	Allspring Core Bond Fund	Columbia Seligman Technology and Information Fund	Columbia Seligman Global Technology Fund	Columbia Select Small Cap Value Fund	TIAA-CREF Large Cap Value Index Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$(4,358)	$(701)	$115,634	$647	$785	$(4,543)	$(3,979)	$-	$63,846
Net realized gain (loss) on security transactions	(24,170)	(4,292)	279,654	(581)	(651)	27,990	5,027	4	149,310
Net realized gain distributions	44,082	1,480	-	-	43	56,854	21,442	14	73,634
Net unrealized appreciation (depreciation) of investments	(323,353)	(16,416)	(1,969,890)	(6,548)	(12,475)	(409,508)	(282,608)	(104)	(609,327)

Net increase (decrease) in net assets resulting from operations	(307,799)	(19,929)	(1,574,602)	(6,482)	(12,298)	(329,207)	(260,118)	(86)	(322,537)

Unit transactions:
Purchases	24,339	4,843	(9,927)	213	14,848	49,327	41,055	-	272,653
Net transfers	(16,682)	39	(120,356)	-	10	11,857	(1,730)	-	(491,051)
Surrenders for benefit payments and fees	(165,309)	(15,107)	(531,625)	(24,287)	(4,314)	(165,901)	(17,928)	4	(365,252)
Contract maintenance charges	(125)	-	(145)	-	(11)	(8)	(8)	-	(28)
Net annuity transactions	-	-	-	3	-	2	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(157,777)	(10,225)	(662,053)	(24,071)	10,533	(104,723)	21,389	4	(583,678)

Net increase (decrease) in net assets	(465,576)	(30,154)	(2,236,655)	(30,553)	(1,765)	(433,930)	(238,729)	(82)	(906,215)

Beginning of Period	1,036,004	77,734	8,934,097	56,158	81,308	1,080,346	801,197	536	4,274,177

End of Period	$570,428	$47,580	$6,697,442	$25,605	$79,543	$646,416	$562,468	$454	$3,367,962

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2022

	TIAA-CREF Large Cap Growth Fund	TIAA-CREF Bond Index Fund	TIAA-CREF Equity Index Fund	MassMutual Equity Opportunities Fund	MM MSCI EAFE® International Index Fund	MassMutual RetireSMARTSM by JPMorgan 2020 Fund	MassMutual RetireSMARTSM by JPMorgan 2025 Fund	MassMutual RetireSMARTSM by JPMorgan 2030 Fund	MassMutual RetireSMARTSM by JPMorgan 2035 Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (9)	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$18,768	$6,606	$52,662	$23,411	$22,568	$9,432	$35,237	$22,208	$20,381
Net realized gain (loss) on security transactions	212,435	(53,320)	66,510	26,701	(386,011)	(19,427)	(36,257)	(40,588)	(7,916)
Net realized gain distributions	294,896	168	11,516	257,996	215,388	15,871	113,878	114,299	150,376
Net unrealized appreciation (depreciation) of investments	(1,972,052)	(23,868)	(1,236,748)	(407,051)	19,877	(116,244)	(488,012)	(412,622)	(454,862)

Net increase (decrease) in net assets resulting from operations	(1,445,953)	(70,414)	(1,106,060)	(98,943)	(128,178)	(110,368)	(375,154)	(316,703)	(292,021)

Unit transactions:
Purchases	309,005	79,865	543,288	135,268	43,826	56,892	188,179	173,851	162,449
Net transfers	143,546	(86,843)	94,077	126,129	(433,055)	(33,720)	-	168,297	197,335
Surrenders for benefit payments and fees	(597,027)	(192,321)	(384,800)	(393,358)	(67,705)	(72,053)	(280,517)	(381,930)	(95,576)
Contract maintenance charges	(15)	(24)	(58)	-	(10)	(7)	(5)	(38)	(24)
Net annuity transactions	-	1	26	-	-	-	1	2	-

Net increase (decrease) in net assets resulting from unit transactions	(144,491)	(199,322)	252,533	(131,961)	(456,944)	(48,888)	(92,342)	(39,818)	264,184

Net increase (decrease) in net assets	(1,590,444)	(269,736)	(853,527)	(230,904)	(585,122)	(159,256)	(467,496)	(356,521)	(27,837)

Beginning of Period	5,013,687	473,848	5,686,839	2,197,462	585,122	735,934	2,416,243	1,940,833	1,715,388

End of Period	$3,423,243	$204,112	$4,833,312	$1,966,558	$-	$576,678	$1,948,747	$1,584,312	$1,687,551

9	The Sub-Account ceased operations on June 27, 2022.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2022

	MassMutual RetireSMARTSM by JPMorgan 2040 Fund	MassMutual RetireSMARTSM by JPMorgan 2045 Fund	MassMutual RetireSMARTSM by JPMorgan 2050 Fund	MassMutual RetireSMARTSM by JPMorgan In Retirement Fund	MassMutual RetireSMARTSM by JPMorgan 2055 Fund	American Century Heritage Fund	ClearBridge Small Cap Value Fund	North Square Spectrum Alpha Fund	Invesco Intermediate Bond Factor Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (19)	Sub-Account
Operations:
Net investment income (loss)	$25,209	$10,885	$6,115	$13,734	$4,519	$(6,918)	$(46)	$(1,254)	$196
Net realized gain (loss) on security transactions	(7,227)	(33,228)	(14,172)	(16,475)	(2,475)	(66,056)	182	(40,743)	(287)
Net realized gain distributions	235,928	153,536	74,526	8,111	56,312	11,942	896	33,653	-
Net unrealized appreciation (depreciation) of investments	(764,356)	(413,445)	(231,329)	(76,304)	(158,501)	(359,514)	(2,503)	(41,360)	(1,282)

Net increase (decrease) in net assets resulting from operations	(510,446)	(282,252)	(164,860)	(70,934)	(100,145)	(420,546)	(1,471)	(49,704)	(1,373)

Unit transactions:
Purchases	245,465	223,868	109,704	26,079	89,741	94,938	251	12,573	2,789
Net transfers	-	(12,577)	12	(9,381)	-	(22,757)	-	(8,070)	(551)
Surrenders for benefit payments and fees	(93,329)	(108,611)	(124,595)	(111,102)	(16,212)	(155,137)	(827)	(61,607)	(1,392)
Contract maintenance charges	(95)	(88)	(7)	-	-	(51)	(1)	(2)	-
Net annuity transactions	2	1	1	-	1	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	152,043	102,593	(14,885)	(94,404)	73,530	(83,007)	(577)	(57,106)	846

Net increase (decrease) in net assets	(358,403)	(179,659)	(179,745)	(165,338)	(26,615)	(503,553)	(2,048)	(106,810)	(527)

Beginning of Period	2,863,342	1,457,271	942,403	486,138	540,537	1,489,041	12,065	183,550	8,848

End of Period	$2,504,939	$1,277,612	$762,658	$320,800	$513,922	$985,488	$10,017	$76,740	$8,321

19	Formerly North Square Oak Ridge Small Cap Growth Fund. Name changed to North Square Spectrum Alpha Fund effective January 11, 2022.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2022

	MassMutual Strategic Emerging Markets Fund	MassMutual Small Cap Opportunities Fund	MassMutual Small Cap Growth Equity Fund	Fidelity VIP Freedom 2035 Portfolio	Fidelity VIP Freedom 2050 Portfolio	Delaware Ivy Small Cap Growth Fund	JPMorgan Mid Cap Growth Fund	Invesco Discovery Mid Cap Growth Fund	T. Rowe Price Retirement 2060 Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$(112)	$4,090	$(1)	$123	$5	$(647)	$-	$(9,883)	$129
Net realized gain (loss) on security transactions	(39)	1,642	(67,238)	6	2	(75,451)	(10,419)	(14,233)	(1,101)
Net realized gain distributions	-	3,514	-	796	47	18,703	12,008	-	3,462
Net unrealized appreciation (depreciation) of investments	(2,785)	(161,965)	(788,613)	(3,211)	(180)	(181,319)	(585,767)	(482,286)	(19,484)

Net increase (decrease) in net assets resulting from operations	(2,936)	(152,719)	(855,852)	(2,286)	(126)	(238,714)	(584,178)	(506,402)	(16,994)

Unit transactions:
Purchases	1,947	55,880	732	-	-	87,382	1,161	70,945	31,960
Net transfers	137	(19,068)	(5,620)	-	-	31,744	5,305	(55,230)	(10,041)
Surrenders for benefit payments and fees	(7)	(108,453)	(200,986)	12	1	(256,263)	(74,384)	(157,614)	(12,919)
Contract maintenance charges	-	(94)	(31)	-	-	(81)	(42)	(16)	-
Net annuity transactions	-	-	-	-	-	-	-	-	2

Net increase (decrease) in net assets resulting from unit transactions	2,077	(71,735)	(205,905)	12	1	(137,218)	(67,960)	(141,915)	9,002

Net increase (decrease) in net assets	(859)	(224,454)	(1,061,757)	(2,274)	(125)	(375,932)	(652,138)	(648,317)	(7,992)

Beginning of Period	10,723	961,170	3,308,161	12,554	657	909,930	2,148,231	1,639,187	89,114

End of Period	$9,864	$736,716	$2,246,404	$10,280	$532	$533,998	$1,496,093	$990,870	$81,122

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2022

	MSIF Global Opportunity Portfolio	JPMorgan U.S. Government Money Market Fund	American Century U.S. Government Money Market Fund	Invesco Balanced- Risk Commodity Strategy Fund	Putnam Large Cap Growth Fund	John Hancock New Opportunities Fund	MassMutual RetireSMARTSM by JPMorgan 2060 Fund	Columbia Large Cap Growth Opportunity Fund	JPMorgan SmartRetirement 2060 Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$(1,422)	$(41)	$1,857	$1,897	$(53)	$(3,387)	$664	$(8,795)	$69
Net realized gain (loss) on security transactions	3,378	-	-	(971)	19	3,686	(33)	(56,254)	(1)
Net realized gain distributions	27,106	-	-	-	281	30,405	6,133	159,976	230
Net unrealized appreciation (depreciation) of investments	(117,310)	-	-	(1,041)	(1,931)	(165,723)	(15,704)	(448,823)	(337)

Net increase (decrease) in net assets resulting from operations	(88,248)	(41)	1,857	(115)	(1,684)	(135,019)	(8,940)	(353,896)	(39)

Unit transactions:
Purchases	12,223	110,392	86,520	5,077	426	12,352	20,253	71,002	5,666
Net transfers	39,341	1,067	(40,672)	24,612	-	357	-	(21,735)	-
Surrenders for benefit payments and fees	(3,961)	(196,938)	(3,527)	(21,961)	(56)	(169,569)	(67)	(83,943)	(15)
Contract maintenance charges	(1)	(101)	(40)	(4)	-	(30)	-	(20)	-
Net annuity transactions	-	-	-	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	47,602	(85,580)	42,281	7,724	370	(156,890)	20,186	(34,696)	5,651

Net increase (decrease) in net assets	(40,646)	(85,621)	44,138	7,609	(1,314)	(291,909)	11,246	(388,592)	5,612

Beginning of Period	186,880	605,607	328,375	16,097	5,211	627,569	47,231	1,181,260	255

End of Period	$146,234	$519,986	$372,513	$23,706	$3,897	$335,660	$58,477	$792,668	$5,867

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2022

	Victory RS Value Fund	Pioneer Global Sustainable Equity Fund	BlackRock Advantage Small Cap Growth Fund	MassMutual Select T.Rowe Price Retire 2020 Fund	MassMutual Select T.Rowe Price Retire 2025 Fund	MassMutual Select T.Rowe Price Retire 2030 Fund	MassMutual Select T.Rowe Price Retire 2035 Fund	MassMutual Select T.Rowe Price Retire 2040 Fund	MassMutual Select T.Rowe Price Retire 2045 Fund
	Sub-Account	Sub-Account (18)	Sub-Account	Sub-Account (10)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (11)
Operations:
Net investment income (loss)	$7,914	$9,253	$(1,657)	$3,550	$28	$72	$163	$145	$16
Net realized gain (loss) on security transactions	(14,511)	3,824	(86,728)	(5)	(2)	(6)	1	(949)	1
Net realized gain distributions	88,532	60,472	-	12,029	139	615	2,175	3,718	691
Net unrealized appreciation (depreciation) of investments	(138,791)	(235,901)	(131,718)	(16,271)	(215)	(1,333)	(5,407)	(2,182)	(269)

Net increase (decrease) in net assets resulting from operations	(56,856)	(162,352)	(220,103)	(697)	(50)	(652)	(3,068)	732	439

Unit transactions:
Purchases	717	127,762	68,700	-	1,000	383	3,500	5,543	-
Net transfers	415	(32,733)	(9,337)	126,653	-	2,833	3,065	18,416	5,866
Surrenders for benefit payments and fees	(167,438)	(109,310)	(183,135)	-	(7)	(22)	(6)	(1)	-
Contract maintenance charges	(31)	(56)	(52)	-	-	-	-	-	-
Net annuity transactions	-	-	-	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(166,337)	(14,337)	(123,824)	126,653	993	3,194	6,559	23,958	5,866

Net increase (decrease) in net assets	(223,193)	(176,689)	(343,927)	125,956	943	2,542	3,491	24,690	6,305

Beginning of Period	1,836,116	1,571,787	855,108	-	441	3,168	17,804	5,090	-

End of Period	$1,612,923	$1,395,098	$511,181	$125,956	$1,384	$5,710	$21,295	$29,780	$6,305

10	The Sub-Account commenced operations on November 18, 2022.
11	The Sub-Account commenced operations on October 10, 2022.
18	Formerly Pioneer Global Equity Fund. Name changed to Pioneer Global Sustainable Equity Fund effective February 15, 2022.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2022

	MassMutual Select T.Rowe Price Retire 2050 Fund	MassMutual Select T.Rowe Price Retire 2060 Fund	BlackRock S&P 500 Index V.I. Fund	Hartford International Equity Fund	BNY Mellon Insight Core Plus Fund	Keeley Small Cap Dividend Value Fund	Hartford Global Impact Fund	Invesco Dividend Income Fund	AB Sustainable Global Thematic Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$142	$(26)	$113,126	$8,400	$11,802	$7,664	$(224)	$83	$8,970
Net realized gain (loss) on security transactions	5	(13)	102,242	1,420	(3,652)	4,323	656	18	(104,419)
Net realized gain distributions	7,319	670	610,659	-	-	62,815	-	429	36,886
Net unrealized appreciation (depreciation) of investments	(4,273)	(1,927)	(3,806,905)	(89,696)	(91,698)	(114,812)	(10,070)	(542)	(708,029)

Net increase (decrease) in net assets resulting from operations	3,193	(1,296)	(2,980,878)	(79,876)	(83,548)	(40,010)	(9,638)	(12)	(766,592)

Unit transactions:
Purchases	4,087	5,197	558,793	30,535	12,671	11,437	6,693	1,465	165,550
Net transfers	50,466	-	(39,345)	3,320	(8,347)	28,701	(2,238)	-	(140,437)
Surrenders for benefit payments and fees	(1)	(4)	(941,431)	(21,694)	(75,830)	(61,940)	(1,799)	1	(296,208)
Contract maintenance charges	-	-	(672)	(21)	(30)	(17)	(1)	-	-
Net annuity transactions	-	-	(16,024)	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	54,552	5,193	(438,679)	12,140	(71,536)	(21,819)	2,655	1,466	(271,095)

Net increase (decrease) in net assets	57,745	3,897	(3,419,557)	(67,736)	(155,084)	(61,829)	(6,983)	1,454	(1,037,687)

Beginning of Period	3,249	4,862	15,899,905	534,909	622,349	628,911	41,488	9,761	2,772,172

End of Period	$60,994	$8,759	$12,480,348	$467,173	$467,265	$567,082	$34,505	$11,215	$1,734,485

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2022

	Virtus Duff & Phelps Water Fund Institutional	MassMutual Global Fund	Columbia Acorn International Select Fund	AMG GW&K Small Mid Cap Core Fund	PGIM Jennison Focused Growth Fund	NexPoint Merger Arbitrage Fund	MM Russell 2000® Small Cap Index Fund	MM S&P 500® Index Fund	MM S&P Mid Cap Index Fund
	Sub-Account (25)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (12)	Sub-Account	Sub-Account (13)
Operations:
Net investment income (loss)	$7,852	$-	$(33)	$(409)	$(1,950)	$1,519	$(336)	$7,376	$(6,880)
Net realized gain (loss) on security transactions	(28,884)	(1,313)	(99)	(52)	(13,013)	(551)	(116,324)	(35,434)	(121,858)
Net realized gain distributions	-	9,229	100	2,069	-	-	52,399	403,969	-
Net unrealized appreciation (depreciation) of investments	(314,795)	(28,027)	(1,697)	(12,242)	(103,231)	(638)	3,038	(683,434)	(312,208)

Net increase (decrease) in net assets resulting from operations	(335,827)	(20,111)	(1,729)	(10,634)	(118,194)	330	(61,223)	(307,523)	(440,946)

Unit transactions:
Purchases	113,013	3,524	-	10,968	23,878	13,315	19,422	157,718	112,473
Net transfers	(142,032)	380	-	262	8,394	(3,003)	(98,549)	644,534	(1,639,734)
Surrenders for benefit payments and fees	(136,353)	(2,733)	(1,099)	(299)	(8,986)	(53,798)	(136,202)	(435,005)	(205,820)
Contract maintenance charges	-	-	-	(3)	(7)	(50)	-	(27)	-
Net annuity transactions	-	-	-	-	-	-	-	28	41

Net increase (decrease) in net assets resulting from unit transactions	(165,372)	1,171	(1,099)	10,928	23,279	(43,536)	(215,329)	367,248	(1,733,040)

Net increase (decrease) in net assets	(501,199)	(18,940)	(2,828)	294	(94,915)	(43,206)	(276,552)	59,725	(2,173,986)

Beginning of Period	1,559,106	61,966	5,138	54,351	292,101	73,737	276,552	1,598,223	2,173,986

End of Period	$1,057,907	$43,026	$2,310	$54,645	$197,186	$30,531	$-	$1,657,948	$-

12	The Sub-Account ceased operations on June 27, 2022.
13	The Sub-Account ceased operations on June 29, 2022.
25	Formerly Virtus AllianzGI Water Fund Institutional. Name changed to Virtus Duff & Phelps Water Fund Institutional effective July 25, 2022.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2022

	Russell Balanced Strategy Fund	Russell Conservative Strategy Fund	Russell Equity Growth Strategy Fund	Russell Growth Strategy Fund	Russell Moderate Strategy Fund	Empower S&P Mid Cap 400 Index Fund	Empower S&P Small Cap 600 Index Fund	Empower International Index Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (14)	Sub-Account (15)	Sub-Account (16)
Operations:
Net investment income (loss)	$2,892	$158	$-	$2,368	$(456)	$191	$32	$1,422
Net realized gain (loss) on security transactions	(48,557)	(275)	-	(138,976)	(87,675)	75	(1)	(508)
Net realized gain distributions	3,128	-	1	2,557	104	3,408	608	-
Net unrealized appreciation (depreciation) of investments	(12,022)	(2,038)	(4)	(24,280)	4,259	(268)	(472)	484

Net increase (decrease) in net assets resulting from operations	(54,559)	(2,155)	(3)	(158,331)	(83,768)	3,406	167	1,398

Unit transactions:
Purchases	15,550	-	-	26,688	10,194	3,234	786	3,245
Net transfers	-	-	-	-	-	89,391	9,768	103,048
Surrenders for benefit payments and fees	(178,973)	(973)	3	(503,432)	(394,110)	227	81	(10,173)
Contract maintenance charges	-	-	-	(38)	(38)	-	-	-
Net annuity transactions	-	-	-	-	-	-	(22)	-

Net increase (decrease) in net assets resulting from unit transactions	(163,423)	(973)	3	(476,782)	(383,954)	92,852	10,613	96,120

Net increase (decrease) in net assets	(217,982)	(3,128)	-	(635,113)	(467,722)	96,258	10,780	97,518

Beginning of Period	275,060	14,440	17	719,427	476,117	-	-	-

End of Period	$57,078	$11,312	$17	$84,314	$8,395	$96,258	$10,780	$97,518

14	The Sub-Account commenced operations on June 7, 2022.
15	The Sub-Account commenced operations on June 15, 2022.
16	The Sub-Account commenced operations on June 7, 2022.

The accompanying notes are an integral part of these financial statements.

I. Organization:

Separate Account Eleven (the “Account”) is a separate investment account established by Talcott Resolution Life Insurance Company (the “Sponsor Company”) and is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the “Sub-Accounts”) within the Account.

On May 31, 2018, a Stock and Asset Purchase Agreement was completed by and among Hartford Holdings, Inc. (“HHI”) and its parent company, The Hartford Financial Services Group, Inc. (“HFSG”), Hopmeadow Acquisition, Inc. (“Buyer”), Hopmeadow Holdings, LP (“Buyer Parent”) and Hopmeadow Holdings GP LLC (“Buyer Parent GP”), pursuant to which HHI agreed to sell all of the issued and outstanding equity of Hartford Life, Inc. (“HLI”), the parent of the Sponsor Company and its indirect wholly owned subsidiary, Hartford Life and Annuity Insurance Company, to Buyer (the “Talcott Resolution Sale Transaction”). Buyer, Buyer Parent and Buyer Parent GP are funded by a group of investors (the “Investor Group”) led by Cornell Capital LLC, Atlas Merchant Capital LLC, TRB Advisors LP, Global Atlantic Financial Group, Pine Brook and J. Safra Group. HHI will also be a member of the Investor Group. The administration, terms, features and benefits of the contracts did not change as a result of the sale.

The Account is comprised of the following Sub-Accounts:
American Century Equity Income Fund	,
American Century Growth Fund	,
American Century Ultra® Fund	,
American Century VP Balanced Fund	,
American Century Small Company Fund	,
American Century Small Cap Value Fund	,
American Century Focused Large Cap Value fund	,
American Century Inflation-Adjusted Bond Fund	,
American Century Equity Growth Fund	,
American Century VP Disciplined Core Value Fund	,
American Century VP Ultra Fund	,
American Century VP Value Fund	,
American Century Mid Cap Value Fund	,
Invesco V.I. Small Cap Equity Fund	,
Invesco V.I. Diversified Dividend Fund	,
Invesco EQV European Equity Fund	,
Invesco EQV International Equity Fund	,
Invesco Small Cap Growth Fund	,
Invesco Real Estate Fund	,
Invesco Small Cap Equity Fund	,
Invesco EQV Emerging Markets All Cap Fund	,
American Century Diversified Bond Fund	,
Domini Impact Equity Fund	,
AB Global Bond Fund	,
AB Global Risk Allocation Fund	,
AB Relative Value Fund	,
AB Sustainable International Thematic Fund	,
AB International Value Fund	,
AB Growth Fund	,
AB Discovery Growth Fund	,
AB Discovery Value Fund	,
AB Value Fund	,
AB High Income Fund	,
American Funds AMCAP Fund®	,
American Funds American Balanced Fund®	,
American Funds Capital Income Builder®	,
American Funds EuroPacific Growth Fund®	,
American Funds Fundamental Investors Fund®	,
American Funds New Perspective Fund®	,
American Funds The Bond Fund of America®	,
American Funds The Growth Fund of America®	,
American Funds The Income Fund of America®	,
American Funds The Investment Company of America®	,
American Funds The New Economy Fund®	,
American Funds Washington Mutual Investors Fund	,
American Funds American Mutual Fund®	,
American Funds Capital World Growth and Income Fund®	,
American Funds SMALLCAP World Fund®	,
American Funds New World Fund®	,
Ariel Appreciation Fund	,
Ariel Fund	,
Artisan Mid Cap Value Fund	,
Ave Maria Rising Dividend Fund	,
Ave Maria Value Fund	,
Ave Maria Growth Fund	,
BlackRock LifePath® Dynamic 2030 Fund	,
BlackRock LifePath® Dynamic 2040 Fund	,
BlackRock LifePath® Dynamic Retirement Fund	,
BlackRock LifePath® Dynamic 2050 Fund	,
BlackRock LifePath® Dynamic 2025 Fund	,
BlackRock LifePath® Dynamic 2035 Fund	,
BlackRock LifePath® Dynamic 2045 Fund	,
BlackRock LifePath® Dynamic 2055 Fund	,
Baron Small Cap Fund	,
BlackRock Impact Mortgage Fund	,
BlackRock Equity Dividend Fund	,
BlackRock Capital Appreciation Fund	,
BlackRock Advantage Large Cap Growth Fund	,
Calvert VP SRI Balanced Portfolio	,
Calvert Equity Fund	,
Calvert Bond Fund	,
Calvert Income Fund	,
Columbia Contrarian Core Fund	,
Columbia Small Cap Value I Fund	,
Columbia Select Mid Cap Value Fund	,
Columbia Acorn Fund	,

CRM Mid Cap Value Fund	,
Calamos International Growth Fund	,
Davis Financial Fund	,
Davis New York Venture Fund	,
Davis Opportunity Fund	,
Delaware Diversified Income Fund	,
Delaware Extended Duration Bond Fund	,
Dreyfus Bond Market Index Fund	,
BNY Mellon Variable Investment Fund Appreciation Portfolio	,
BNY Mellon International Stock Index Fund	,
BNY Mellon MidCap Index Fund	,
BNY Mellon Small Cap Stock Index Fund	,
BNY Mellon Sustainable U.S. Equity Portfolio	,
BNY Mellon S&P 500 Index Fund	,
Eaton Vance Large-Cap Value Fund	,
Eaton Vance Dividend Builder Fund	,
Eaton Vance Worldwide Health Sciences Fund	,
Eaton Vance Income Fund of Boston	,
Eaton Vance Balanced Fund	,
Eaton Vance Atlanta Capital SMID-Cap Fund	,
Allspring Asset Allocation Fund	,
Allspring Emerging Markets Equity Fund	,
Allspring Utility & Telecommunications Fund	,
Alger Capital Appreciation Institutional Portfolio	,
Alger Mid Cap Growth Institutional Fund	,
Alger Small Cap Growth Institutional Fund	,
Nuveen Mid Cap Growth Opportunities Fund	,
Nuveen Small Cap Select Fund	,
Fidelity Advisor Equity Growth Fund	,
Fidelity Advisor Leveraged Company Stock Fund	,
Federated Hermes Equity Income Fund, Inc.	,
Federated Hermes Fund for U.S. Government Securities	,
Federated Hermes MDT Mid Cap Growth Fund	,
Federated Hermes Sustainable High Yield Bond Fund, Inc.	,
Federated Hermes Kaufmann Fund	,
Federated Hermes Global Allocation Fund	,
Federated Hermes Total Return Bond Fund	,
Federated Hermes Clover Small Value Fund	,
Federated Hermes International Leaders Fund	,
Fidelity® VIP Growth Opportunities Portfolio	,
Fidelity® VIP Overseas Portfolio	,
Fidelity® VIP Value Strategies Portfolio	,
Fidelity® VIP Balanced Portfolio	,
Fidelity® VIP Growth & Income Portfolio	,
Fidelity® VIP Freedom 2020 Portfolio	,
Fidelity® VIP Freedom 2030 Portfolio	,
Fidelity® VIP Freedom 2015 Portfolio	,
Fidelity® VIP Freedom 2025 Portfolio	,
Fidelity Advisor® Stock Selector All Cap Fund	,
Templeton Developing Markets Trust	,
Franklin High Income Fund	,
Franklin Strategic Income Fund	,
Templeton Global Bond Fund	,
Franklin U.S. Government Securities Fund	,
Franklin Small Cap Value Fund	,
Franklin Mutual Global Discovery Fund	,
Templeton Growth Fund	,
Franklin Income Fund	,
Franklin Growth Fund	,
Franklin Total Return Fund	,
Franklin Mutual U.S. Mid Cap Value Fund	,
Franklin Mutual Beacon Fund	,
Franklin Mutual Shares Fund	,
Franklin Small-Mid Cap Growth Fund	,
Franklin Conservative Allocation Fund	,
Franklin Growth Allocation Fund	,
Franklin Moderate Allocation Fund	,
Templeton Foreign Fund	,
Goldman Sachs Income Builder Fund	,
Goldman Sachs Large Cap Core Fund	,
Goldman Sachs Core Fixed Income Fund	,
Goldman Sachs U.S. Equity Insights Fund	,
Goldman Sachs Government Income Fund	,
Goldman Sachs Equity Income Fund	,
Goldman Sachs Mid Cap Growth Fund	,
Goldman Sachs Focused International Equity Fund	,
Goldman Sachs Mid Cap Value Fund	,
Goldman Sachs Small Cap Value Fund	,
Goldman Sachs Strategic Growth Fund	,
Goldman Sachs High Yield Fund	,
Goldman Sachs Large Cap Value Fund	,
Goldman Sachs Small/Mid Cap Growth Fund	,
Goldman Sachs Satellite Strategies Portfolio	,
Hartford Balanced HLS Fund	,
Hartford Total Return Bond HLS Fund	,
Hartford Capital Appreciation HLS Fund	,
Hartford Dividend and Growth HLS Fund	,
The Hartford Healthcare HLS Fund	,
Hartford Disciplined Equity HLS Fund	,
Hartford International Opportunities HLS Fund	,
Hartford MidCap HLS Fund	,
Hartford Ultrashort Bond HLS Fund	,
Hartford Small Company HLS Fund	,
Hartford Small Cap Growth HLS Fund	,

Hartford Stock HLS Fund	,
The Hartford Checks and Balances Fund	,
The Hartford High Yield	,
The Hartford Dividend and Growth Fund	,
The Hartford International Opportunities Fund	,
The Hartford MidCap Fund	,
The Hartford Small Company Fund	,
The Hartford Total Return Bond Fund	,
The Hartford Healthcare Fund	,
The Hartford Growth Opportunities Fund	,
Hartford Quality Value Fund	,
Hartford Moderate Allocation Fund	,
The Hartford Conservative Allocation Fund	,
The Hartford Capital Appreciation Fund	,
The Hartford Growth Allocation Fund	,
The Hartford Inflation Plus Fund	,
The Hartford Equity Income Fund	,
The Hartford Balanced Income Fund	,
The Hartford MidCap Value Fund	,
Hotchkis and Wiley Large Cap Value Fund	,
Invesco V.I. Technology Fund	,
Invesco Technology Fund	,
Delaware Ivy Natural Resources Fund	,
Delaware Ivy Large Cap Growth Fund	,
Delaware Ivy Science and Technology Fund	,
Delaware Ivy Asset Strategy Fund	,
Janus Henderson Forty Portfolio	,
Janus Henderson Global Research Portfolio	,
Janus Henderson Enterprise Portfolio	,
Janus Henderson Balanced Portfolio	,
Janus Henderson Overseas Portfolio	,
Janus Henderson Forty Fund	,
Janus Henderson Balanced Fund	,
Janus Henderson Enterprise Fund	,
Janus Henderson Overseas Fund	,
Janus Henderson Global Research Fund	,
Janus Henderson Mid Cap Value Fund	,
PGIM Jennison Natural Resources Fund	,
PGIM Jennison Mid-Cap Growth Fund	,
MassMutual High Yield Fund	,
JPMorgan Large Cap Growth Fund	,
JPMorgan Core Bond Fund	,
JPMorgan Small Cap Equity Fund	,
JPMorgan Small Cap Growth Fund	,
JPMorgan Small Cap Value Fund	,
JPMorgan U.S. Equity Fund	,
JPMorgan SmartRetirement 2020 Fund	,
JPMorgan SmartRetirement 2025 Fund	,
JPMorgan SmartRetirement 2030 Fund	,
JPMorgan SmartRetirement 2035 Fund	,
JPMorgan SmartRetirement 2040 Fund	,
JPMorgan SmartRetirement 2045 Fund	,
JPMorgan SmartRetirement 2050 Fund	,
JPMorgan SmartRetirement Income Fund	,
JPMorgan SmartRetirement 2055 Fund	,
Loomis Sayles Bond Fund	,
LKCM Aquinas Catholic Equity Fund	,
Lord Abbett Affiliated Fund	,
Lord Abbett Fundamental Equity Fund	,
Lord Abbett Bond Debenture Fund	,
Lord Abbett Growth Opportunities Fund	,
Lord Abbett Dividend Growth Fund	,
Lord Abbett Total Return Fund	,
Lord Abbett Developing Growth Fund	,
Lord Abbett International Equity Inv Opt	,
Lord Abbett Value Opportunities Fund	,
Clearbridge Value Trust	,
MFS® Emerging Markets Debt Fund	,
Massachusetts Investors Growth Stock Fund	,
MFS High Income Fund	,
MFS International New Discovery Fund	,
MFS Mid Cap Growth Fund	,
MFS New Discovery Fund	,
MFS Research International Fund	,
MFS Total Return Fund	,
MFS Utilities Fund	,
MFS Value Fund	,
MFS Total Return Bond Fund	,
MFS Massachusetts Investors Trust	,
MFS International Growth Fund	,
MFS Core Equity Fund	,
MFS Government Securities Fund	,
MFS International Intrinsic Value Fund	,
MFS Technology Fund	,
MFS Utilities Series	,
MFS Growth Fund	,
MFS High Yield Portfolio	,
BlackRock Global Allocation Fund, Inc.	,
BlackRock Advantage Large Cap Core Fund	,
BlackRock Advantage U.S. Total Market Fund	,
BlackRock Mid-Cap Value Fund	,
BlackRock International Dividend Fund	,
BlackRock Mid Cap Growth Equity Portfolio	,
Victory Munder Mid-Cap Core Growth Fund	,
MassMutual 80/20 Allocation Fund	,

Neuberger Berman Sustainable Equity Fund	,
Nuveen International Value Fund	,
Invesco Capital Appreciation Fund	,
Invesco V.I. Global Fund	,
Invesco Global Opportunities Fund	,
Invesco Oppenheimer International Growth Fund	,
Invesco Main Street Fund	,
Invesco Global Strategic Income Fund	,
Invesco Main Street Mid Cap Fund	,
Invesco Developing Markets Fund	,
Invesco International Bond Fund	,
Invesco Main Street All Cap Fund	,
Invesco Gold & Special Minerals Fund	,
Invesco International Diversified Fund	,
Invesco Rising Dividends Fund	,
Putnam Focused International Equity Fund	,
Putnam VT High Yield Fund	,
Putnam VT Emerging Markets Equity Fund	,
Putnam VT Sustainable Leaders Fund	,
Putnam VT Small Cap Value Fund	,
Pioneer Disciplined Value Fund	,
Pioneer Equity Income Fund	,
Pioneer Fundamental Growth Fund	,
Virtus NFJ International Value Fund	,
Virtus NFJ Small-Cap Value Fund	,
Virtus NFJ Dividend Value Fund	,
PIMCO Total Return Fund	,
PIMCO Emerging Markets Bond Fund	,
PIMCO Real Return Fund	,
Pioneer Fund	,
Pioneer High Yield Fund	,
Pioneer Strategic Income Fund	,
Pioneer Mid Cap Value Fund	,
Pioneer Select Mid Cap Growth Fund	,
PIMCO Total Return ESG Fund	,
Putnam Large Cap Value Fund	,
Putnam High Yield Fund	,
Putnam International Equity Fund	,
Putnam Sustainable Leaders Fund	,
Putnam International Capital Opportunities Fund	,
Putnam Small Cap Growth Fund	,
Royce Small-Cap Total Return Fund	,
Royce Smaller-Companies Growth Fund	,
Royce Small-Cap Value Fund	,
Columbia Large Cap Value Fund	,
Virtus Ceredex Small-Cap Value Equity Fund	,
Virtus Ceredex Mid-Cap Value Equity Fund	,
Virtus Ceredex Large-Cap Value Equity Fund	,
DWS RREEF Real Estate Securities Fund	,
DWS CROCI Equity Dividend Fund	,
DWS Enhanced Emerging Markets Fixed Income	,
SSgA S&P 500 Index Fund	,
DWS Core Equity VIP	,
DWS International Growth Fund	,
MassMutual Overseas Fund	,
MassMutual Total Return Bond Fund	,
MassMutual Blue Chip Growth Fund	,
MassMutual Mid Cap Growth Fund	,
MassMutual Strategic Bond Fund	,
ClearBridge Appreciation Fund	,
ClearBridge Aggressive Growth Fund	,
ClearBridge All Cap Value Fund	,
ClearBridge Mid Cap Fund	,
ClearBridge Small Cap Growth Fund	,
Thornburg International Equity Fund	,
Thornburg Small Mid Cap Core Fund	,
Thornburg Small Mid Cap Growth Fund	,
Timothy Plan Large/Mid Cap Value Fund	,
T. Rowe Price Growth Stock Fund, Inc.	,
T. Rowe Price Equity Income Fund	,
T. Rowe Price Retirement 2010 Fund	,
T. Rowe Price Retirement 2020 Fund	,
T. Rowe Price Retirement 2030 Fund	,
T. Rowe Price Retirement 2040 Fund	,
T. Rowe Price Retirement 2050 Fund	,
T. Rowe Price Retirement Balanced Fund	,
T. Rowe Price Retirement 2025 Fund	,
T. Rowe Price Retirement 2035 Fund	,
T. Rowe Price Retirement 2045 Fund	,
T. Rowe Price Retirement 2055 Fund	,
UBS Global Allocation Fund	,
Vanguard Small-Cap Index Fund	,
Vanguard Mid-Cap Index Fund	,
Vanguard Total Bond Market Index Fund	,
Victory Diversified Stock Fund	,
Victory Special Value Fund	,
Victory Sycamore Small Company Opportunity Fund	,
Victory Sycamore Established Value Fund	,
Invesco Comstock Fund	,
Invesco Equity and Income Fund	,
Invesco Growth and Income Fund	,
Invesco Quality Income Fund	,
Invesco Small Cap Value Fund	,
Invesco American Value Fund	,
Invesco Value Opportunities Fund	,

Invesco Diversified Dividend Fund	,
Invesco American Franchise Fund	,
Invesco Global Core Equity Fund	,
Vanguard 500 Index Fund	,
Allspring International Equity Fund	,
Allspring Core Bond Fund	,
Columbia Seligman Technology and Information Fund	,
Columbia Seligman Global Technology Fund	,
Columbia Select Small Cap Value Fund	,
TIAA-CREF Large Cap Value Index Fund	,
TIAA-CREF Large Cap Growth Fund	,
TIAA-CREF Bond Index Fund	,
TIAA-CREF Equity Index Fund	,
MassMutual Equity Opportunities Fund	,
MassMutual RetireSMARTSM by JPMorgan 2020 Fund	,
MassMutual RetireSMARTSM by JPMorgan 2025 Fund	,
MassMutual RetireSMARTSM by JPMorgan 2030 Fund	,
MassMutual RetireSMARTSM by JPMorgan 2035 Fund	,
MassMutual RetireSMARTSM by JPMorgan 2040 Fund	,
MassMutual RetireSMARTSM by JPMorgan 2045 Fund	,
MassMutual RetireSMARTSM by JPMorgan 2050 Fund	,
MassMutual RetireSMARTSM by JPMorgan In Retirement Fund	,
MassMutual RetireSMARTSM by JPMorgan 2055 Fund	,
American Century Heritage Fund	,
ClearBridge Small Cap Value Fund	,
North Square Spectrum Alpha Fund	,
Invesco Intermediate Bond Factor Fund	,
MassMutual Strategic Emerging Markets Fund	,
MassMutual International Equity Fund	,
MassMutual Small Cap Opportunities Fund	,
MassMutual Small Cap Growth Equity Fund	,
Fidelity VIP Freedom 2035 Portfolio	,
Fidelity VIP Freedom 2050 Portfolio	,
Delaware Ivy Small Cap Growth Fund	,
JPMorgan Mid Cap Growth Fund	,
Invesco Discovery Mid Cap Growth Fund	,
T. Rowe Price Retirement 2060 Fund	,
MSIF Global Opportunity Portfolio	,
JPMorgan U.S. Government Money Market Fund	,
American Century U.S. Government Money Market Fund	,
Invesco Balanced-Risk Commodity Strategy Fund	,
Putnam Large Cap Growth Fund	,
John Hancock New Opportunities Fund	,
MassMutual RetireSMARTSM by JPMorgan 2060 Fund	,
Columbia Large Cap Growth Opportunity Fund	,
JPMorgan SmartRetirement 2060 Fund	,
Victory RS Value Fund	,
Pioneer Global Sustainable Equity Fund	,
BlackRock Advantage Small Cap Growth Fund	,
MassMutual Select T.Rowe Price Retire 2020 Fund	,
MassMutual Select T.Rowe Price Retire 2025 Fund	,
MassMutual Select T.Rowe Price Retire 2030 Fund	,
MassMutual Select T.Rowe Price Retire 2035 Fund	,
MassMutual Select T.Rowe Price Retire 2040 Fund	,
MassMutual Select T.Rowe Price Retire 2045 Fund	,
MassMutual Select T.Rowe Price Retire 2050 Fund	,
MassMutual Select T.Rowe Price Fund	,
MassMutual Select T.Rowe Price Retire 2060 Fund	,
BlackRock S&P 500 Index V.I. Fund	,
Hartford International Equity Fund	,
Putnam Core Equity Fund	,
BNY Mellon Insight Core Plus Fund	,
Keeley Small Cap Dividend Value Fund	,
Hartford Global Impact Fund	,
BlackRock LifePath® Dynamic 2065 Fund	,
Invesco Dividend Income Fund	,
AB Sustainable Global Thematic Fund	,
Virtus Duff & Phelps Water Fund Institutional	,
MassMutual Global Fund	,
Columbia Acorn International Select Fund	,
AMG GW&K Small Mid Cap Core Fund	,
PGIM Jennison Focused Growth Fund	,
NexPoint Merger Arbitrage Fund	,
Empower International Index Fund	,
Empower S&P Mid Cap 400 Index Fund	,
Empower S&P Small Cap 600 Index Fund	,
Empower Moderately Aggressive Profile Fund	,
Empower Lifetime 2020 Fund	,
Empower Lifetime 2025 Fund	,
Empower Lifetime 2030 Fund	,
Empower Lifetime 2035 Fund	,
Empower Lifetime 2040 Fund	,
Empower Lifetime 2045 Fund	,
Empower Lifetime 2050 Fund	,
Empower Lifetime 2055 Fund	,
Empower Lifetime 2060 Fund	,
Empower Lifetime 2015 Fund	,
Empower Short Duration Bond Fund	,
MM S&P 500® Index Fund	,
Russell Balanced Strategy Fund	,
Russell Conservative Strategy Fund	,
Russell Equity Growth Strategy Fund	,
Russell Growth Strategy Fund	, and
Russell Moderate Strategy Fund	.

The Sub-Accounts are invested in mutual funds (the “Funds”) of the same name.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company’s other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP):

a) Security Transactions — Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the average cost method. Dividend income is either accrued daily or as of the ex-dividend date based upon the fund. Net realized gain distributions income is accrued as of the ex-dividend date. Net realized gain distributions income represents those dividends from the Funds, which are characterized as capital gains under tax regulations.

b) Unit Transactions — Unit transactions are executed based on the unit values calculated at the close of the business day.

c) Federal Income Taxes — The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to the contract owners. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

d) Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Actual results could differ from those estimates. The most significant estimate contained within the financial statements are the fair value measurements.

e) Mortality Risk — The mortality risk associated with net assets allocated to contracts in the annuity period is determined using certain mortality tables. The mortality risk is fully borne by the Sponsor Company and may result in additional amounts being transferred into the Account by the Sponsor Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company.

f) Fair Value Measurements — The Sub-Accounts’ investments are carried at fair value in the Account’s financial statements. The investments in shares of the Funds are valued at the December 31, 2023 closing net asset value as determined by the appropriate Fund manager. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Levels 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include highly liquid open-ended management investment companies (“mutual funds”).

Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

As of December 31, 2023, the Sub-Accounts invest in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels.

3. Administration of the Account and Related Charges:

Each Sub-Account is charged certain fees, according to contract terms, as follows:

a) Mortality and Expense Risk Charges — The Sponsor Company, as an issuer of variable annuity contracts, assesses mortality and expense risk charges for which it receives a maximum annual fee of 1.25% of the Sub-Account’s average daily net assets. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

b) Tax Expense Charges — If applicable, the Sponsor Company will make deductions up to a maximum rate of 3.50% of the contract’s average daily net assets to meet premium tax requirements. An additional tax charge based on a percentage of the Sub-Account’s average daily net assets may be assessed on partial withdrawals or surrenders. These charges are a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

c) Contract Maintenance Charges — An annual maintenance fee up to $30 may be charged. These charges are deducted through a redemption of units from applicable contract owners’ accounts and are reflected in contract maintenance charges on the accompanying statements of changes in net assets.

d) Loan and Loan Repayments — Loans and loan repayments are reflected in Other, net on the accompanying statements of changes in net assets.

4. Purchases and Sales of Investments:

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2023 were as follows:

Sub-Account	Purchases at Cost	Proceeds from Sales
American Century Equity Income Fund	2,870,696	4,396,431
American Century Growth Fund	231,501	406,106
American Century Ultra® Fund	159,864	19,763
American Century VP Balanced Fund	13,428	11,245
American Century Small Cap Value Fund	214,068	537,571
American Century Focused Large Cap Value fund	29,535	20,386
American Century Inflation-Adjusted Bond Fund	6,476	74,377
American Century Equity Growth Fund	7,228	21,273
American Century VP Disciplined Core Value Fund	10,914	8,818
American Century VP Ultra Fund	197,311	123,048
American Century VP Value Fund	86,558	132,816
American Century Mid Cap Value Fund	337,771	152,407
Invesco V.I. Small Cap Equity Fund	11,925	2,824
Invesco V.I. Diversified Dividend Fund	2,361	158
Invesco EQV European Equity Fund	17,965	35,858
Invesco EQV International Equity Fund	34,637	29,129
Invesco Small Cap Growth Fund	395,498	906,427
Invesco Real Estate Fund	616,463	915,501
Invesco Small Cap Equity Fund	40,600	203,610
Invesco EQV Emerging Markets All Cap Fund	288,370	528,668
American Century Diversified Bond Fund	32,500	3,285
Domini Impact Equity Fund	102,957	7,749
AB Global Bond Fund	12,175	90,929
AB Global Risk Allocation Fund	8,743	19,865
AB Relative Value Fund	3,405	768
AB Sustainable International Thematic Fund	25,525	44,381
AB International Value Fund	122,512	155,880
AB Growth Fund	5,728	17,894
AB Discovery Growth Fund	63,038	223,013
AB Discovery Value Fund	81,265	87,212
AB Value Fund	14,340	279
AB High Income Fund	84,421	116,912
American Funds AMCAP Fund®	454,211	1,199,813
American Funds American Balanced Fund®	1,653,405	2,593,860
American Funds Capital Income Builder®	1,133,396	2,665,880
American Funds EuroPacific Growth Fund®	2,649,648	2,665,944
American Funds Fundamental Investors Fund®	1,877,560	3,341,437
American Funds New Perspective Fund®	1,751,574	1,968,185
American Funds The Bond Fund of America®	919,108	1,173,821
American Funds The Growth Fund of America®	6,782,051	6,811,740
American Funds The Income Fund of America®	1,063,620	1,780,828
American Funds The Investment Company of America®	1,790,676	1,839,365
American Funds The New Economy Fund®	310,767	1,313,848
American Funds Washington Mutual Investors Fund	929,116	1,524,058
American Funds American Mutual Fund®	933,365	2,249,525
American Funds Capital World Growth and Income Fund®	2,312,399	4,837,723
American Funds SMALLCAP World Fund®	61,684	101,874
American Funds New World Fund®	161,328	252,989
Ariel Appreciation Fund	9,013	5,252
Ariel Fund	7,681	109,482
Artisan Mid Cap Value Fund	529,864	417,633
Ave Maria Rising Dividend Fund	192,018	97,255

Sub-Account	Purchases at Cost	Proceeds from Sales
Ave Maria Value Fund	8,089	23,075
Ave Maria Growth Fund	33,426	5,735
BlackRock LifePath® Dynamic 2030 Fund	2,796,133	3,172,551
BlackRock LifePath® Dynamic 2040 Fund	4,233,885	3,204,043
BlackRock LifePath® Dynamic Retirement Fund	1,749,586	3,084,228
BlackRock LifePath® Dynamic 2050 Fund	1,289,177	577,302
BlackRock LifePath® Dynamic 2025 Fund	71,991	261,064
BlackRock LifePath® Dynamic 2035 Fund	214,223	203,517
BlackRock LifePath® Dynamic 2045 Fund	159,066	457,114
BlackRock LifePath® Dynamic 2055 Fund	399,668	221,524
Baron Small Cap Fund	27,673	30,704
BlackRock Impact Mortgage Fund	30,358	1,844
BlackRock Equity Dividend Fund	446,061	367,451
BlackRock Capital Appreciation Fund	59,285	54,527
BlackRock Advantage Large Cap Growth Fund	73,720	15,971
Calvert VP SRI Balanced Portfolio	1,236	688
Calvert Equity Fund	2,111,374	2,209,992
Calvert Bond Fund	603,392	552,746
Calvert Income Fund	395,304	355,781
Columbia Contrarian Core Fund	41,637	185,561
Columbia Small Cap Value I Fund	29,043	29,234
Columbia Select Mid Cap Value Fund	227,593	298,590
Columbia Acorn Fund	102,863	551,297
CRM Mid Cap Value Fund	42,531	70,506
Calamos International Growth Fund	1	21
Davis Financial Fund	34,269	107,536
Davis New York Venture Fund	738,302	748,596
Davis Opportunity Fund	7,747	28,738
Delaware Diversified Income Fund	23,052	18,537
Delaware Extended Duration Bond Fund	650	156
Dreyfus Bond Market Index Fund	3,759,221	3,275,189
BNY Mellon Variable Investment Fund Appreciation Portfolio	3,607	160
BNY Mellon International Stock Index Fund	42,901	63,007
BNY Mellon MidCap Index Fund	3,283,356	2,264,779
BNY Mellon Small Cap Stock Index Fund	2,447,240	1,967,309
BNY Mellon Sustainable U.S. Equity Portfolio	5,876	5,044
BNY Mellon S&P 500 Index Fund	8,418,578	7,864,466
Eaton Vance Large-Cap Value Fund	179,017	552,247
Eaton Vance Dividend Builder Fund	470,408	701,904
Eaton Vance Worldwide Health Sciences Fund	71,637	88,206
Eaton Vance Income Fund of Boston	478,650	758,952
Eaton Vance Balanced Fund	25,694	16,676
Eaton Vance Atlanta Capital SMID-Cap Fund	104,356	275,369
Allspring Asset Allocation Fund	8,559	8,130
Allspring Emerging Markets Equity Fund	184,413	530,800
Allspring Utility & Telecommunications Fund	14,345	7,701
Alger Capital Appreciation Institutional Portfolio	934,565	1,281,311
Alger Mid Cap Growth Institutional Fund	93,675	229,588
Alger Small Cap Growth Institutional Fund	64,138	167,149
Nuveen Mid Cap Growth Opportunities Fund	15,239	11,326
Nuveen Small Cap Select Fund	7,067	12,131
Fidelity Advisor Equity Growth Fund	80,517	100,527
Fidelity Advisor Leveraged Company Stock Fund	457,183	435,385

Sub-Account	Purchases at Cost	Proceeds from Sales
Federated Hermes Equity Income Fund, Inc.	8,115	1,236
Federated Hermes Fund for U.S. Government Securities	22,607	3,814
Federated Hermes MDT Mid Cap Growth Fund	17,813	21,548
Federated Hermes Sustainable High Yield Bond Fund, Inc.	25	3,949
Federated Hermes Kaufmann Fund	512,096	833,807
Federated Hermes Global Allocation Fund	43	33
Federated Hermes Total Return Bond Fund	33,597	4,376
Federated Hermes Clover Small Value Fund	55,760	84,300
Federated Hermes International Leaders Fund	894	37
Fidelity® VIP Growth Opportunities Portfolio	107,392	47,893
Fidelity® VIP Overseas Portfolio	596	2,303
Fidelity® VIP Value Strategies Portfolio	34,099	56,045
Fidelity® VIP Balanced Portfolio	91,660	152,721
Fidelity® VIP Growth & Income Portfolio	48,970	7,548
Fidelity® VIP Freedom 2020 Portfolio	3,814	694
Fidelity® VIP Freedom 2030 Portfolio	16,979	129,770
Fidelity® VIP Freedom 2015 Portfolio	5,672	370
Fidelity® VIP Freedom 2025 Portfolio	6,080	285,130
Fidelity Advisor® Stock Selector All Cap Fund	88,627	10,877
Templeton Developing Markets Trust	203,726	169,037
Franklin High Income Fund	142,605	141,008
Franklin Strategic Income Fund	388,170	341,388
Templeton Global Bond Fund	389,269	587,756
Franklin U.S. Government Securities Fund	122,115	10,255
Franklin Small Cap Value Fund	550,870	939,399
Franklin Mutual Global Discovery Fund	1,328,858	1,592,182
Templeton Growth Fund	170,368	170,090
Franklin Income Fund	781,710	1,096,456
Franklin Growth Fund	854,994	1,020,581
Franklin Total Return Fund	19,193	36,820
Franklin Mutual U.S. Mid Cap Value Fund	63,185	228,956
Franklin Mutual Beacon Fund	98,557	110,254
Franklin Mutual Shares Fund	479,793	606,028
Franklin Small-Mid Cap Growth Fund	35,404	260,284
Franklin Conservative Allocation Fund	178,663	645,893
Franklin Growth Allocation Fund	703,603	1,727,287
Franklin Moderate Allocation Fund	641,332	1,451,147
Templeton Foreign Fund	515,590	803,569
Goldman Sachs Income Builder Fund	164,400	24,514
Goldman Sachs Large Cap Core Fund	3,927	140
Goldman Sachs Core Fixed Income Fund	19,429	8,105
Goldman Sachs U.S. Equity Insights Fund	1,932	1,837
Goldman Sachs Government Income Fund	391,762	309,738
Goldman Sachs Equity Income Fund	26,234	8,174
Goldman Sachs Mid Cap Growth Fund	508,118	549,642
Goldman Sachs Focused International Equity Fund	17,653	2,064
Goldman Sachs Mid Cap Value Fund	294,068	511,489
Goldman Sachs Small Cap Value Fund	1,011,961	1,036,945
Goldman Sachs Strategic Growth Fund	67,628	9,549
Goldman Sachs High Yield Fund	137,129	212,350
Goldman Sachs Large Cap Value Fund	64,376	17,959
Goldman Sachs Small/Mid Cap Growth Fund	17,214	12,845
Goldman Sachs Satellite Strategies Portfolio	75	20

Sub-Account	Purchases at Cost	Proceeds from Sales
Hartford Balanced HLS Fund	383,559	852,451
Hartford Total Return Bond HLS Fund	866,902	1,612,662
Hartford Capital Appreciation HLS Fund	454,856	1,311,111
Hartford Dividend and Growth HLS Fund	2,855,800	2,820,857
The Hartford Healthcare HLS Fund	329,267	543,357
Hartford Disciplined Equity HLS Fund	1,725,337	3,292,557
Hartford International Opportunities HLS Fund	182,981	228,549
Hartford MidCap HLS Fund	682,969	1,241,486
Hartford Ultrashort Bond HLS Fund	2,611,386	533,512
Hartford Small Company HLS Fund	176,040	447,512
Hartford Small Cap Growth HLS Fund	76,408	154,572
Hartford Stock HLS Fund	372,120	244,844
The Hartford Checks and Balances Fund	37,960	27,733
The Hartford High Yield	38,826	28,240
The Hartford Dividend and Growth Fund	69,005	65,981
The Hartford International Opportunities Fund	83,786	193,127
The Hartford MidCap Fund	99,737	85,323
The Hartford Small Company Fund	26,341	73,547
The Hartford Total Return Bond Fund	40,415	11,986
The Hartford Healthcare Fund	25,271	96,833
The Hartford Growth Opportunities Fund	39,602	45,939
Hartford Quality Value Fund	7	3,216
Hartford Moderate Allocation Fund	286,303	257,448
The Hartford Conservative Allocation Fund	63,096	74,530
The Hartford Capital Appreciation Fund	278,543	1,456,837
The Hartford Growth Allocation Fund	991,644	714,264
The Hartford Inflation Plus Fund	78,468	80,377
The Hartford Equity Income Fund	144,683	68,834
The Hartford Balanced Income Fund	63,858	71,830
The Hartford MidCap Value Fund	19,484	11,473
Hotchkis and Wiley Large Cap Value Fund	71,741	85,206
Invesco V.I. Technology Fund	—	2,249
Invesco Technology Fund	120,278	172,164
Delaware Ivy Natural Resources Fund	318,223	511,683
Delaware Ivy Large Cap Growth Fund	171,177	214,872
Delaware Ivy Science and Technology Fund	337,118	563,600
Delaware Ivy Asset Strategy Fund	57,061	21,145
Janus Henderson Forty Portfolio	65,782	86,033
Janus Henderson Global Research Portfolio	10,750	37,677
Janus Henderson Enterprise Portfolio	40,476	4,485
Janus Henderson Balanced Portfolio	3,060	16,951
Janus Henderson Overseas Portfolio	2,312	3,212
Janus Henderson Forty Fund	1,243,823	1,373,474
Janus Henderson Balanced Fund	562,015	687,804
Janus Henderson Enterprise Fund	372,012	250,260
Janus Henderson Overseas Fund	562,174	728,997
Janus Henderson Global Research Fund	22,625	9,435
Janus Henderson Mid Cap Value Fund	131,401	933,310
PGIM Jennison Natural Resources Fund	2,762	9,516
PGIM Jennison Mid-Cap Growth Fund	94,476	244,141
MassMutual High Yield Fund	362,509	272,602
JPMorgan Large Cap Growth Fund	188,134	203,180
JPMorgan Core Bond Fund	439,925	731,958

Sub-Account	Purchases at Cost	Proceeds from Sales
JPMorgan Small Cap Equity Fund	53,307	23,864
JPMorgan Small Cap Growth Fund	166,394	324,864
JPMorgan Small Cap Value Fund	39,681	44,501
JPMorgan U.S. Equity Fund	114,239	236,219
JPMorgan SmartRetirement 2020 Fund	310,334	481,305
JPMorgan SmartRetirement 2025 Fund	2,317,924	4,808,525
JPMorgan SmartRetirement 2030 Fund	2,567,259	4,036,016
JPMorgan SmartRetirement 2035 Fund	1,227,559	2,770,699
JPMorgan SmartRetirement 2040 Fund	1,641,078	3,495,637
JPMorgan SmartRetirement 2045 Fund	970,191	1,769,351
JPMorgan SmartRetirement 2050 Fund	955,510	1,390,046
JPMorgan SmartRetirement Income Fund	51,357	214,310
JPMorgan SmartRetirement 2055 Fund	633,564	1,064,190
Loomis Sayles Bond Fund	116,850	49,709
LKCM Aquinas Catholic Equity Fund	24,622	2,524
Lord Abbett Affiliated Fund	28,194	84,563
Lord Abbett Fundamental Equity Fund	139,075	1,343,166
Lord Abbett Bond Debenture Fund	247,744	297,002
Lord Abbett Growth Opportunities Fund	18,295	8,246
Lord Abbett Dividend Growth Fund	26,510	128,595
Lord Abbett Total Return Fund	1,216,783	853,624
Lord Abbett Developing Growth Fund	178,769	224,525
Lord Abbett International Equity Inv Opt	40,622	68,330
Lord Abbett Value Opportunities Fund	336,902	616,649
Clearbridge Value Trust	36,032	50,147
MFS® Emerging Markets Debt Fund	20,970	16,366
Massachusetts Investors Growth Stock Fund	194,148	170,805
MFS High Income Fund	60,473	182,806
MFS International New Discovery Fund	43,517	36,133
MFS Mid Cap Growth Fund	18,564	94,728
MFS New Discovery Fund	342,624	783,428
MFS Research International Fund	565,440	756,466
MFS Total Return Fund	467,472	359,165
MFS Utilities Fund	635,596	770,557
MFS Value Fund	1,934,809	2,593,648
MFS Total Return Bond Fund	342,831	464,809
MFS Massachusetts Investors Trust	166,258	186,315
MFS International Growth Fund	67,050	121,474
MFS Core Equity Fund	67,086	426,152
MFS Government Securities Fund	1,260,571	1,223,343
MFS International Intrinsic Value Fund	2,559,118	2,648,541
MFS Technology Fund	100,672	58,906
MFS Utilities Series	7,961	41,715
MFS Growth Fund	250,173	180,914
MFS High Yield Portfolio	441	4,314
BlackRock Global Allocation Fund, Inc.	637,510	1,176,378
BlackRock Advantage Large Cap Core Fund	10,332	26,859
BlackRock Advantage U.S. Total Market Fund	1,797	6,606
BlackRock Mid-Cap Value Fund	409,025	724,929
BlackRock International Dividend Fund	63,686	65,819
BlackRock Mid Cap Growth Equity Portfolio	143,391	172,444
Victory Munder Mid-Cap Core Growth Fund	132,639	77,061
MassMutual 80/20 Allocation Fund	2,667	78

Sub-Account	Purchases at Cost	Proceeds from Sales
Neuberger Berman Sustainable Equity Fund	327,133	287,618
Nuveen International Value Fund	26,775	24,533
Invesco Capital Appreciation Fund	58,347	272,902
Invesco V.I. Global Fund	773,209	694,741
Invesco Global Opportunities Fund	16,537	10,251
Invesco Oppenheimer International Growth Fund	151,807	179,032
Invesco Main Street Fund	65,431	85,648
Invesco Global Strategic Income Fund	37,195	95,466
Invesco Main Street Mid Cap Fund	287,168	522,276
Invesco Developing Markets Fund	340,620	446,300
Invesco International Bond Fund	546,365	589,890
Invesco Main Street All Cap Fund	149,673	86,928
Invesco Gold & Special Minerals Fund	640,367	295,801
Invesco International Diversified Fund	73,397	112,411
Invesco Rising Dividends Fund	3,510	3,614
Putnam Focused International Equity Fund	58	1,869
Putnam VT High Yield Fund	9,585	30,296
Putnam VT Emerging Markets Equity Fund	552	3,236
Putnam VT Sustainable Leaders Fund	19,648	4,872
Putnam VT Small Cap Value Fund	20,971	17,223
Pioneer Disciplined Value Fund	44,129	115,749
Pioneer Equity Income Fund	19,353	3,646
Pioneer Fundamental Growth Fund	6,020	55,058
Virtus NFJ International Value Fund	3,067	4,494
Virtus NFJ Small-Cap Value Fund	179,758	113,293
Virtus NFJ Dividend Value Fund	565,167	1,069,708
PIMCO Total Return Fund	1,971,763	3,611,564
PIMCO Emerging Markets Bond Fund	34,071	29,735
PIMCO Real Return Fund	988,870	1,879,781
Pioneer Fund	118,211	332,788
Pioneer High Yield Fund	173,989	106,426
Pioneer Strategic Income Fund	872,802	469,416
Pioneer Mid Cap Value Fund	226,668	213,470
Pioneer Select Mid Cap Growth Fund	7,745	3,961
PIMCO Total Return ESG Fund	585,579	714,379
Putnam Large Cap Value Fund	391,044	377,405
Putnam High Yield Fund	412,248	388,325
Putnam International Equity Fund	4,604	28
Putnam Sustainable Leaders Fund	1,853	152
Putnam International Capital Opportunities Fund	44,511	25,104
Putnam Small Cap Growth Fund	31,227	33,397
Royce Small-Cap Total Return Fund	212,433	370,754
Royce Smaller-Companies Growth Fund	8,168	6,594
Royce Small-Cap Value Fund	25,225	5,156
Columbia Large Cap Value Fund	65,498	7,252
Virtus Ceredex Small-Cap Value Equity Fund	128,774	108,705
Virtus Ceredex Mid-Cap Value Equity Fund	133,855	248,452
Virtus Ceredex Large-Cap Value Equity Fund	64	21
DWS RREEF Real Estate Securities Fund	314	165
DWS CROCI Equity Dividend Fund	19,330	1,150
DWS Enhanced Emerging Markets Fixed Income	100	21
SSgA S&P 500 Index Fund	678,940	346,331
DWS Core Equity VIP	1,408	524

Sub-Account	Purchases at Cost	Proceeds from Sales
DWS International Growth Fund	36,023	56,547
MassMutual Overseas Fund	4,958	3,266
MassMutual Total Return Bond Fund	35,930	41,825
MassMutual Blue Chip Growth Fund	7,682,347	4,955,451
MassMutual Mid Cap Growth Fund	407,789	259,158
MassMutual Strategic Bond Fund	506,360	431,152
ClearBridge Appreciation Fund	58,156	67,919
ClearBridge Aggressive Growth Fund	45,255	64,825
ClearBridge All Cap Value Fund	1,616	439
ClearBridge Mid Cap Fund	252,514	328,188
ClearBridge Small Cap Growth Fund	262,066	486,559
Thornburg International Equity Fund	256,260	1,127,395
Thornburg Small Mid Cap Core Fund	76,801	171,755
Thornburg Small Mid Cap Growth Fund	53,951	91,429
Timothy Plan Large/Mid Cap Value Fund	31,776	6,916
T. Rowe Price Growth Stock Fund, Inc.	697,161	1,487,236
T. Rowe Price Equity Income Fund	167,665	263,408
T. Rowe Price Retirement 2010 Fund	49,547	31,747
T. Rowe Price Retirement 2020 Fund	866,602	1,890,201
T. Rowe Price Retirement 2030 Fund	2,649,614	1,892,337
T. Rowe Price Retirement 2040 Fund	2,065,271	1,611,494
T. Rowe Price Retirement 2050 Fund	1,687,088	1,157,143
T. Rowe Price Retirement Balanced Fund	114,581	430,909
T. Rowe Price Retirement 2025 Fund	7,618	7,684
T. Rowe Price Retirement 2035 Fund	54,020	251
T. Rowe Price Retirement 2045 Fund	60,214	12,649
T. Rowe Price Retirement 2055 Fund	22,211	11,276
UBS Global Allocation Fund	1,452	1,903
Vanguard Small-Cap Index Fund	80,970	552,017
Vanguard Mid-Cap Index Fund	56,080	295,224
Vanguard Total Bond Market Index Fund	47,924	93,924
Victory Diversified Stock Fund	80,163	55,197
Victory Special Value Fund	323,605	413,104
Victory Sycamore Small Company Opportunity Fund	570,623	1,579,216
Victory Sycamore Established Value Fund	1,070,995	1,869,783
Invesco Comstock Fund	457,030	490,975
Invesco Equity and Income Fund	1,083,470	1,211,331
Invesco Growth and Income Fund	442,494	435,087
Invesco Quality Income Fund	381	16
Invesco Small Cap Value Fund	315,940	280,480
Invesco American Value Fund	19,417	506,042
Invesco Value Opportunities Fund	534,160	189,270
Invesco Diversified Dividend Fund	85,541	122,650
Invesco American Franchise Fund	99,537	158,849
Invesco Global Core Equity Fund	7,874	4,720
Vanguard 500 Index Fund	313,445	1,281,397
Allspring International Equity Fund	751	5,058
Allspring Core Bond Fund	28,930	53,448
Columbia Seligman Technology and Information Fund	103,019	54,132
Columbia Seligman Global Technology Fund	159,626	53,283
Columbia Select Small Cap Value Fund	27	3
TIAA-CREF Large Cap Value Index Fund	645,709	502,913
TIAA-CREF Large Cap Growth Fund	355,709	955,008

Sub-Account	Purchases at Cost	Proceeds from Sales
TIAA-CREF Bond Index Fund	86,956	64,935
TIAA-CREF Equity Index Fund	610,343	776,474
MassMutual Equity Opportunities Fund	444,043	401,302
MassMutual RetireSMARTSM by JPMorgan 2020 Fund	220,677	463,884
MassMutual RetireSMARTSM by JPMorgan 2025 Fund	222,489	1,018,592
MassMutual RetireSMARTSM by JPMorgan 2030 Fund	321,786	546,911
MassMutual RetireSMARTSM by JPMorgan 2035 Fund	360,199	560,340
MassMutual RetireSMARTSM by JPMorgan 2040 Fund	682,392	754,211
MassMutual RetireSMARTSM by JPMorgan 2045 Fund	364,238	591,118
MassMutual RetireSMARTSM by JPMorgan 2050 Fund	381,025	614,423
MassMutual RetireSMARTSM by JPMorgan In Retirement Fund	35,731	51,529
MassMutual RetireSMARTSM by JPMorgan 2055 Fund	148,251	360,349
American Century Heritage Fund	217,794	175,450
ClearBridge Small Cap Value Fund	85	111
North Square Spectrum Alpha Fund	9,951	34,913
Invesco Intermediate Bond Factor Fund	2,384	10,600
MassMutual Strategic Emerging Markets Fund	2,327	1,104
MassMutual International Equity Fund	3,644	2
MassMutual Small Cap Opportunities Fund	142,585	123,293
MassMutual Small Cap Growth Equity Fund	25,012	291,645
Fidelity VIP Freedom 2035 Portfolio	215	38
Fidelity VIP Freedom 2050 Portfolio	16	1
Delaware Ivy Small Cap Growth Fund	181,592	85,305
JPMorgan Mid Cap Growth Fund	27,496	190,467
Invesco Discovery Mid Cap Growth Fund	92,142	138,631
T. Rowe Price Retirement 2060 Fund	54,208	6,464
MSIF Global Opportunity Portfolio	14,347	22,205
JPMorgan U.S. Government Money Market Fund	187,080	241,900
American Century U.S. Government Money Market Fund	90,998	110,483
Invesco Balanced-Risk Commodity Strategy Fund	41,961	47,994
Putnam Large Cap Growth Fund	331	234
John Hancock New Opportunities Fund	31,380	56,745
MassMutual RetireSMARTSM by JPMorgan 2060 Fund	38,540	10,811
Columbia Large Cap Growth Opportunity Fund	114,312	221,824
JPMorgan SmartRetirement 2060 Fund	15,562	96
Victory RS Value Fund	119,178	216,392
Pioneer Global Sustainable Equity Fund	395,316	547,562
BlackRock Advantage Small Cap Growth Fund	112,517	60,333
MassMutual Select T.Rowe Price Retire 2020 Fund	18,704	1,390
MassMutual Select T.Rowe Price Retire 2025 Fund	1,870	18
MassMutual Select T.Rowe Price Retire 2030 Fund	296,760	344
MassMutual Select T.Rowe Price Retire 2035 Fund	199,537	4,759
MassMutual Select T.Rowe Price Retire 2040 Fund	97,629	1,026
MassMutual Select T.Rowe Price Retire 2045 Fund	3,629	115
MassMutual Select T.Rowe Price Retire 2050 Fund	63,400	10,506
MassMutual Select T.Rowe Price Fund	30,751	156
MassMutual Select T.Rowe Price Retire 2060 Fund	22,902	9,205
BlackRock S&P 500 Index V.I. Fund	1,964,774	1,645,750
Hartford International Equity Fund	68,802	355,473
Putnam Core Equity Fund	320,069	9,079
BNY Mellon Insight Core Plus Fund	27,517	37,051

Sub-Account	Purchases at Cost	Proceeds from Sales
Keeley Small Cap Dividend Value Fund	49,478	90,668
Hartford Global Impact Fund	16,115	2,750
BlackRock LifePath® Dynamic 2065 Fund	439	0
Invesco Dividend Income Fund	3,041	116
AB Sustainable Global Thematic Fund	246,454	252,879
Virtus Duff & Phelps Water Fund Institutional	139,449	242,331
MassMutual Global Fund	36,361	24,049
Columbia Acorn International Select Fund	2,173	4,188
AMG GW&K Small Mid Cap Core Fund	20,025	18,391
PGIM Jennison Focused Growth Fund	26,653	116,242
NexPoint Merger Arbitrage Fund	13,807	6,358
Empower International Index Fund	61,335	59,680
Empower S&P Mid Cap 400 Index Fund	75,745	83,924
Empower S&P Small Cap 600 Index Fund	2,528	706
Empower Moderately Aggressive Profile Fund	338	148
Empower Lifetime 2020 Fund	143,375	8,012
Empower Lifetime 2025 Fund	83,790	2,279
Empower Lifetime 2030 Fund	317,342	12,314
Empower Lifetime 2035 Fund	322,227	25,225
Empower Lifetime 2040 Fund	8,403	239
Empower Lifetime 2045 Fund	57,638	381
Empower Lifetime 2050 Fund	219,126	6,465
Empower Lifetime 2055 Fund	4,896	20
Empower Lifetime 2060 Fund	3,426	7
Empower Lifetime 2015 Fund	30,322	188
Empower Short Duration Bond Fund	105,566	34,132
MM S&P 500® Index Fund	449,467	1,525,607
Russell Balanced Strategy Fund	1,023	729
Russell Conservative Strategy Fund	180	3,994
Russell Equity Growth Strategy Fund	0	0
Russell Growth Strategy Fund	1,277	3,163
Russell Moderate Strategy Fund	130	188

5. Changes in Units Outstanding:

The changes in units outstanding for the year ended December 31, 2023 were as follows:

	Units	Units	Net Increase
Sub-Account	Issued	Redeemed	(Decrease)
American Century Equity Income Fund	68,490	242,183	(173,693)
American Century Growth Fund	2,013	5,399	(3,386)
American Century Ultra® Fund	1,947	186	1,761
American Century VP Balanced Fund	98	298	(200)
American Century Small Company Fund	60	133	(73)
American Century Small Cap Value Fund	3,782	12,774	(8,992)
American Century Focused Large Cap Value fund	1,564	46	1,518
American Century Inflation-Adjusted Bond Fund	312	5,480	(5,168)
American Century Equity Growth Fund	232	739	(507)
American Century VP Disciplined Core Value Fund	382	355	27
American Century VP Ultra Fund	534	775	(241)
American Century VP Value Fund	907	4,396	(3,489)
American Century Mid Cap Value Fund	14,250	2,173	12,077
Invesco V.I. Small Cap Equity Fund	420	85	335
Invesco V.I. Diversified Dividend Fund	-	-	-
Invesco EQV European Equity Fund	853	2,714	(1,861)
Invesco EQV International Equity Fund	1,547	1,491	56
Invesco Small Cap Growth Fund	6,711	17,029	(10,318)
Invesco Real Estate Fund	7,974	17,209	(9,235)
Invesco Small Cap Equity Fund	1,511	8,150	(6,639)
Invesco EQV Emerging Markets All Cap Fund	16,728	39,256	(22,528)
American Century Diversified Bond Fund	2,619	205	2,414
Domini Impact Equity Fund	3,176	195	2,981
AB Global Bond Fund	649	8,072	(7,423)
AB Global Risk Allocation Fund	364	801	(437)
AB Relative Value Fund	20	20	-
AB Sustainable International Thematic Fund	1,892	3,146	(1,254)
AB International Value Fund	9,681	13,315	(3,634)
AB Growth Fund	88	453	(365)
AB Discovery Growth Fund	255	4,454	(4,199)
AB Discovery Value Fund	1,712	2,850	(1,138)
AB Value Fund	865	1	864
AB High Income Fund	3,026	6,923	(3,897)
American Funds AMCAP Fund®	9,821	35,149	(25,328)
American Funds American Balanced Fund®	44,696	116,560	(71,864)
American Funds Capital Income Builder®	41,600	145,280	(103,680)
American Funds EuroPacific Growth Fund	59,686	80,730	(21,044)
American Funds Fundamental Investors Fund®	30,806	101,210	(70,404)
American Funds New Perspective Fund®	33,427	47,265	(13,838)
American Funds The Bond Fund of America®	49,077	75,407	(26,330)
American Funds The Growth Fund of America®	83,349	150,314	(66,965)
American Funds The Income Fund of America®	32,341	77,442	(45,101)
American Funds The Investment Company of America®	29,365	43,807	(14,442)
American Funds The New Economy Fund®	6,517	36,782	(30,265)
American Funds Washington Mutual Investors Fund	11,431	38,798	(27,367)
American Funds American Mutual Fund®	15,319	54,358	(39,039)
American Funds Capital World Growth and Income Fund®	49,766	144,539	(94,773)
American Funds SMALLCAP World Fund®	2,295	3,732	(1,437)
American Funds New World Fund®	5,434	11,367	(5,933)
Ariel Appreciation Fund	177	132	45
Ariel Fund	177	3,632	(3,455)
Artisan Mid Cap Value Fund	703	6,049	(5,346)

	Units	Units	Net Increase
Sub-Account	Issued	Redeemed	(Decrease)
Ave Maria Rising Dividend Fund	3,479	2,044	1,435
Ave Maria Value Fund	333	1,297	(964)
Ave Maria Growth Fund	612	13	599
BlackRock LifePath® Dynamic 2030 Fund	114,171	145,624	(31,453)
BlackRock LifePath® Dynamic 2040 Fund	144,205	131,875	12,330
BlackRock LifePath® Dynamic Retirement Fund	46,989	152,084	(105,095)
BlackRock LifePath® Dynamic 2050 Fund	51,509	27,393	24,116
BlackRock LifePath® Dynamic 2025 Fund	3,143	15,802	(12,659)
BlackRock LifePath® Dynamic 2035 Fund	9,849	10,405	(556)
BlackRock LifePath® Dynamic 2045 Fund	5,116	19,291	(14,175)
BlackRock LifePath® Dynamic 2055 Fund	15,059	8,483	6,576
Baron Small Cap Fund	443	889	(446)
BlackRock Impact Mortgage Fund	2,380	64	2,316
BlackRock Equity Dividend Fund	5,305	7,215	(1,910)
BlackRock Capital Appreciation Fund	653	853	(200)
BlackRock Advantage Large Cap Growth Fund	1,084	201	883
Calvert VP SRI Balanced Portfolio	22	19	3
Calvert Equity Fund	31,203	22,569	8,634
Calvert Bond Fund	31,071	30,635	436
Calvert Income Fund	11,159	10,612	547
Columbia Contrarian Core Fund	495	2,550	(2,055)
Columbia Small Cap Value I Fund	290	495	(205)
Columbia Select Mid Cap Value Fund	6,367	9,635	(3,268)
Columbia Acorn Fund	2,193	10,329	(8,136)
CRM Mid Cap Value Fund	587	1,861	(1,274)
Calamos International Growth Fund	-	-	-
Davis Financial Fund	927	5,184	(4,257)
Davis New York Venture Fund	7,619	18,723	(11,104)
Davis Opportunity Fund	93	979	(886)
Delaware Diversified Income Fund	1,333	1,447	(114)
Delaware Extended Duration Bond Fund	36	6	30
Dreyfus Bond Market Index Fund	185,683	178,953	6,730
BNY Mellon Variable Investment Fund Appreciation Portfolio	31	-	31
BNY Mellon International Stock Index Fund	1,813	3,489	(1,676)
BNY Mellon MidCap Index Fund	24,134	37,523	(13,389)
BNY Mellon Small Cap Stock Index Fund	18,144	26,150	(8,006)
BNY Mellon Sustainable U.S. Equity Portfolio	135	135	-
BNY Mellon S&P 500 Index Fund	149,083	157,817	(8,734)
Eaton Vance Large-Cap Value Fund	3,878	18,851	(14,973)
Eaton Vance Dividend Builder Fund	2,977	13,504	(10,527)
Eaton Vance Worldwide Health Sciences Fund	820	1,502	(682)
Eaton Vance Income Fund of Boston	8,999	29,948	(20,949)
Eaton Vance Balanced Fund	538	322	216
Eaton Vance Atlanta Capital SMID-Cap Fund	1,151	6,462	(5,311)
Allspring Asset Allocation Fund	496	402	94
Allspring Emerging Markets Equity Fund	6,954	21,459	(14,505)
Allspring Utility & Telecommunications Fund	219	63	156
Alger Capital Appreciation Institutional Portfolio	6,607	19,660	(13,053)
Alger Mid Cap Growth Institutional Fund	3,565	8,065	(4,500)
Alger Small Cap Growth Institutional Fund	2,078	6,080	(4,002)
Nuveen Mid Cap Growth Opportunities Fund	478	329	149
Nuveen Small Cap Select Fund	423	251	172
Fidelity Advisor Equity Growth Fund	1,744	2,219	(475)
Fidelity Advisor Leveraged Company Stock Fund	8,091	18,170	(10,079)
Federated Hermes Equity Income Fund, Inc.	308	18	290
Federated Hermes Fund for U.S. Government Securities	1,501	261	1,240
Federated Hermes MDT Mid Cap Growth Fund	486	538	(52)

	Units	Units	Net Increase
Sub-Account	Issued	Redeemed	(Decrease)
Federated Hermes Sustainable High Yield Bond Fund, Inc.	-	199	(199)
Federated Hermes Kaufmann Fund	9,862	24,937	(15,075)
Federated Hermes Global Allocation Fund	-	-	-
Federated Hermes Total Return Bond Fund	652	101	551
Federated Hermes Clover Small Value Fund	21	1,164	(1,143)
Federated Hermes International Leaders Fund	31	-	31
Fidelity® VIP Growth Opportunities Portfolio	1,756	659	1,097
Fidelity® VIP Overseas Portfolio	-	108	(108)
Fidelity® VIP Value Strategies Portfolio	343	1,566	(1,223)
Fidelity® VIP Balanced Portfolio	781	4,630	(3,849)
Fidelity® VIP Growth & Income Portfolio	1,049	163	886
Fidelity® VIP Freedom 2020 Portfolio	-	10	(10)
Fidelity® VIP Freedom 2030 Portfolio	46	3,207	(3,161)
Fidelity® VIP Freedom 2015 Portfolio	-	-	-
Fidelity® VIP Freedom 2025 Portfolio	-	7,831	(7,831)
Fidelity Advisor® Stock Selector All Cap Fund	2,222	52	2,170
Templeton Developing Markets Trust	7,059	7,006	53
Franklin High Income Fund	3,558	5,808	(2,250)
Franklin Strategic Income Fund	17,914	20,740	(2,826)
Templeton Global Bond Fund	18,660	39,125	(20,465)
Franklin U.S. Government Securities Fund	9,157	606	8,551
Franklin Small Cap Value Fund	6,448	22,051	(15,603)
Franklin Mutual Global Discovery Fund	32,822	72,915	(40,093)
Templeton Growth Fund	7,668	7,486	182
Franklin Income Fund	18,596	49,178	(30,582)
Franklin Growth Fund	11,050	13,261	(2,211)
Franklin Total Return Fund	1,025	2,654	(1,629)
Franklin Mutual U.S. Mid Cap Value Fund	174	5,116	(4,942)
Franklin Mutual Beacon Fund	2,392	5,064	(2,672)
Franklin Mutual Shares Fund	6,150	20,952	(14,802)
Franklin Small-Mid Cap Growth Fund	663	6,742	(6,079)
Franklin Conservative Allocation Fund	8,775	38,333	(29,558)
Franklin Growth Allocation Fund	22,661	74,864	(52,203)
Franklin Moderate Allocation Fund	21,595	66,505	(44,910)
Templeton Foreign Fund	8,581	23,222	(14,641)
Goldman Sachs Income Builder Fund	3,428	141	3,287
Goldman Sachs Large Cap Core Fund	100	-	100
Goldman Sachs Core Fixed Income Fund	1,145	542	603
Goldman Sachs U.S. Equity Insights Fund	6	1	5
Goldman Sachs Government Income Fund	30,644	25,496	5,148
Goldman Sachs Equity Income Fund	845	330	515
Goldman Sachs Mid Cap Growth Fund	2,826	2,897	(71)
Goldman Sachs Focused International Equity Fund	1,070	68	1,002
Goldman Sachs Mid Cap Value Fund	5,597	11,221	(5,624)
Goldman Sachs Small Cap Value Fund	16,388	25,379	(8,991)
Goldman Sachs Strategic Growth Fund	1,275	187	1,088
Goldman Sachs High Yield Fund	4,549	10,033	(5,484)
Goldman Sachs Large Cap Value Fund	2,126	802	1,324
Goldman Sachs Small/Mid Cap Growth Fund	273	154	119
Goldman Sachs Satellite Strategies Portfolio	-	-	-
Hartford Balanced HLS Fund	3,505	30,683	(27,178)
Hartford Total Return Bond HLS Fund	33,825	98,242	(64,417)
Hartford Capital Appreciation HLS Fund	1,708	23,973	(22,265)
Hartford Dividend and Growth HLS Fund	14,234	129,547	(115,313)
The Hartford Healthcare HLS Fund	4,814	9,036	(4,222)
Hartford Disciplined Equity HLS Fund	25,573	129,985	(104,412)
Hartford International Opportunities HLS Fund	6,035	8,717	(2,682)

	Units	Units	Net Increase
Sub-Account	Issued	Redeemed	(Decrease)
Hartford MidCap HLS Fund	598	17,197	(16,599)
Hartford Ultrashort Bond HLS Fund	267,066	82,948	184,118
Hartford Small Company HLS Fund	12,752	31,075	(18,323)
Hartford Small Cap Growth HLS Fund	2,236	4,745	(2,509)
Hartford Stock HLS Fund	1,866	4,982	(3,116)
The Hartford Checks and Balances Fund	1,129	1,102	27
The Hartford High Yield	1,480	1,036	444
The Hartford Dividend and Growth Fund	1,347	1,420	(73)
The Hartford International Opportunities Fund	2,172	8,804	(6,632)
The Hartford MidCap Fund	1,864	1,596	268
The Hartford Small Company Fund	1,016	2,227	(1,211)
The Hartford Total Return Bond Fund	2,785	791	1,994
The Hartford Healthcare Fund	537	1,392	(855)
The Hartford Growth Opportunities Fund	963	1,002	(39)
Hartford Quality Value Fund	-	139	(139)
Hartford Moderate Allocation Fund	9,061	10,848	(1,787)
The Hartford Conservative Allocation Fund	3,048	4,945	(1,897)
The Hartford Capital Appreciation Fund	9,093	50,580	(41,487)
The Hartford Growth Allocation Fund	25,835	17,056	8,779
The Hartford Inflation Plus Fund	4,600	5,559	(959)
The Hartford Equity Income Fund	2,637	1,493	1,144
The Hartford Balanced Income Fund	986	1,709	(723)
The Hartford MidCap Value Fund	552	428	124
Hotchkis and Wiley Large Cap Value Fund	511	2,621	(2,110)
Invesco V.I. Technology Fund	-	59	(59)
Invesco Technology Fund	4,373	6,367	(1,994)
Delaware Ivy Natural Resources Fund	10,731	46,683	(35,952)
Delaware Ivy Large Cap Growth Fund	3,330	4,259	(929)
Delaware Ivy Science and Technology Fund	4,119	9,666	(5,547)
Delaware Ivy Asset Strategy Fund	1,967	304	1,663
Janus Henderson Forty Portfolio	1,144	1,316	(172)
Janus Henderson Global Research Portfolio	103	1,458	(1,355)
Janus Henderson Enterprise Portfolio	687	76	611
Janus Henderson Balanced Portfolio	-	491	(491)
Janus Henderson Overseas Portfolio	-	128	(128)
Janus Henderson Forty Fund	17,552	18,785	(1,233)
Janus Henderson Balanced Fund	14,879	17,422	(2,543)
Janus Henderson Enterprise Fund	2,943	2,974	(31)
Janus Henderson Overseas Fund	9,081	19,360	(10,279)
Janus Henderson Global Research Fund	505	354	151
Janus Henderson Mid Cap Value Fund	1,777	27,767	(25,990)
PGIM Jennison Natural Resources Fund	225	856	(631)
PGIM Jennison Mid-Cap Growth Fund	1,035	3,658	(2,623)
MassMutual High Yield Fund	16,056	20,244	(4,188)
JPMorgan Large Cap Growth Fund	29	470	(441)
JPMorgan Core Bond Fund	13,291	33,636	(20,345)
JPMorgan Small Cap Equity Fund	525	28	497
JPMorgan Small Cap Growth Fund	1,192	3,471	(2,279)
JPMorgan Small Cap Value Fund	611	828	(217)
JPMorgan U.S. Equity Fund	2,112	5,354	(3,242)
JPMorgan SmartRetirement 2020 Fund	9,199	22,937	(13,738)
JPMorgan SmartRetirement 2025 Fund	94,800	240,581	(145,781)
JPMorgan SmartRetirement 2030 Fund	48,374	127,372	(78,998)
JPMorgan SmartRetirement 2035 Fund	28,158	105,830	(77,672)
JPMorgan SmartRetirement 2040 Fund	37,004	122,032	(85,028)
JPMorgan SmartRetirement 2045 Fund	21,518	59,052	(37,534)
JPMorgan SmartRetirement 2050 Fund	28,346	49,090	(20,744)

	Units	Units	Net Increase
Sub-Account	Issued	Redeemed	(Decrease)
JPMorgan SmartRetirement Income Fund	2,739	14,213	(11,474)
JPMorgan SmartRetirement 2055 Fund	21,409	41,171	(19,762)
Loomis Sayles Bond Fund	8,916	2,647	6,269
LKCM Aquinas Catholic Equity Fund	501	-	501
Lord Abbett Affiliated Fund	1,021	3,866	(2,845)
Lord Abbett Fundamental Equity Fund	2,425	31,146	(28,721)
Lord Abbett Bond Debenture Fund	4,462	10,840	(6,378)
Lord Abbett Growth Opportunities Fund	719	254	465
Lord Abbett Dividend Growth Fund	815	4,298	(3,483)
Lord Abbett Total Return Fund	40,613	38,226	2,387
Lord Abbett Developing Growth Fund	8,234	3,541	4,693
Lord Abbett International Equity Inv Opt	2,866	5,715	(2,849)
Lord Abbett Value Opportunities Fund	6,215	17,437	(11,222)
Clearbridge Value Trust	350	1,705	(1,355)
MFS® Emerging Markets Debt Fund	1,083	1,143	(60)
Massachusetts Investors Growth Stock Fund	908	2,393	(1,485)
MFS High Income Fund	1,178	11,115	(9,937)
MFS International New Discovery Fund	723	815	(92)
MFS Mid Cap Growth Fund	461	3,016	(2,555)
MFS New Discovery Fund	11,194	27,515	(16,321)
MFS Research International Fund	28,522	45,244	(16,722)
MFS Total Return Fund	13,651	15,456	(1,805)
MFS Utilities Fund	10,804	25,776	(14,972)
MFS Value Fund	21,554	67,095	(45,541)
MFS Total Return Bond Fund	7,304	13,887	(6,583)
MFS Massachusetts Investors Trust	1,212	2,634	(1,422)
MFS International Growth Fund	2,535	4,928	(2,393)
MFS Core Equity Fund	152	15,982	(15,830)
MFS Government Securities Fund	91,063	98,845	(7,782)
MFS International Intrinsic Value Fund	17,933	61,513	(43,580)
MFS Technology Fund	488	394	94
MFS Utilities Series	-	1,221	(1,221)
MFS Growth Fund	4,122	3,126	996
MFS High Yield Portfolio	-	328	(328)
BlackRock Global Allocation Fund, Inc.	26,337	55,204	(28,867)
BlackRock Advantage Large Cap Core Fund	388	823	(435)
BlackRock Advantage U.S. Total Market Fund	30	224	(194)
BlackRock Mid-Cap Value Fund	7,062	15,010	(7,948)
BlackRock International Dividend Fund	2,658	2,753	(95)
BlackRock Mid Cap Growth Equity Portfolio	1,425	2,147	(722)
Victory Munder Mid-Cap Core Growth Fund	1,478	979	499
MassMutual 80/20 Allocation Fund	152	-	152
Neuberger Berman Sustainable Equity Fund	4,054	6,429	(2,375)
Nuveen International Value Fund	1,471	1,355	116
Invesco Capital Appreciation Fund	1,910	9,413	(7,503)
Invesco V.I. Global Fund	4,159	12,051	(7,892)
Invesco Global Opportunities Fund	873	520	353
Invesco Oppenheimer International Growth Fund	4,179	9,193	(5,014)
Invesco Main Street Fund	1,377	2,919	(1,542)
Invesco Global Strategic Income Fund	1,643	7,069	(5,426)
Invesco Main Street Mid Cap Fund	7,687	15,867	(8,180)
Invesco Developing Markets Fund	11,890	14,425	(2,535)
Invesco International Bond Fund	24,438	35,741	(11,303)
Invesco Main Street All Cap Fund	3,607	2,709	898
Invesco Gold & Special Minerals Fund	32,402	9,716	22,686
Invesco International Diversified Fund	3,572	5,882	(2,310)
Invesco Rising Dividends Fund	83	111	(28)

	Units	Units	Net Increase
Sub-Account	Issued	Redeemed	(Decrease)
Putnam Focused International Equity Fund	-	88	(88)
Putnam VT High Yield Fund	-	1,429	(1,429)
Putnam VT Emerging Markets Equity Fund	23	210	(187)
Putnam VT Sustainable Leaders Fund	121	58	63
Putnam VT Small Cap Value Fund	97	661	(564)
Pioneer Disciplined Value Fund	1,386	3,964	(2,578)
Pioneer Equity Income Fund	137	59	78
Pioneer Fundamental Growth Fund	133	1,678	(1,545)
Virtus NFJ International Value Fund	171	313	(142)
Virtus NFJ Small-Cap Value Fund	3,290	4,439	(1,149)
Virtus NFJ Dividend Value Fund	13,268	53,853	(40,585)
PIMCO Total Return Fund	68,301	191,916	(123,615)
PIMCO Emerging Markets Bond Fund	775	1,425	(650)
PIMCO Real Return Fund	36,446	102,416	(65,970)
Pioneer Fund	2,836	9,239	(6,403)
Pioneer High Yield Fund	4,677	3,419	1,258
Pioneer Strategic Income Fund	32,524	19,030	13,494
Pioneer Mid Cap Value Fund	3,583	5,916	(2,333)
Pioneer Select Mid Cap Growth Fund	220	80	140
PIMCO Total Return ESG Fund	28,585	48,797	(20,212)
Putnam Large Cap Value Fund	10,469	11,295	(826)
Putnam High Yield Fund	18,398	18,940	(542)
Putnam International Equity Fund	388	-	388
Putnam Sustainable Leaders Fund	40	3	37
Putnam International Capital Opportunities Fund	2,703	1,407	1,296
Putnam Small Cap Growth Fund	918	928	(10)
Royce Small-Cap Total Return Fund	6,165	23,192	(17,027)
Royce Smaller-Companies Growth Fund	301	170	131
Royce Small-Cap Value Fund	1,155	200	955
Columbia Large Cap Value Fund	2,189	203	1,986
Virtus Ceredex Small-Cap Value Equity Fund	1,022	2,111	(1,089)
Virtus Ceredex Mid-Cap Value Equity Fund	1,395	3,447	(2,052)
Virtus Ceredex Large-Cap Value Equity Fund	2	-	2
DWS RREEF Real Estate Securities Fund	-	-	-
DWS CROCI Equity Dividend Fund	382	1	381
DWS Enhanced Emerging Markets Fixed Income	-	-	-
SSgA S&P 500 Index Fund	6,732	7,317	(585)
DWS Core Equity VIP	-	10	(10)
DWS International Growth Fund	837	2,276	(1,439)
MassMutual Overseas Fund	297	186	111
MassMutual Total Return Bond Fund	2,113	3,077	(964)
MassMutual Blue Chip Growth Fund	47,569	317,671	(270,102)
MassMutual Mid Cap Growth Fund	20,890	15,886	5,004
MassMutual Strategic Bond Fund	37,559	42,644	(5,085)
ClearBridge Appreciation Fund	864	1,931	(1,067)
ClearBridge Aggressive Growth Fund	482	1,545	(1,063)
ClearBridge All Cap Value Fund	-	1	(1)
ClearBridge Mid Cap Fund	2,949	4,844	(1,895)
ClearBridge Small Cap Growth Fund	3,981	10,702	(6,721)
Thornburg International Equity Fund	8,554	40,427	(31,873)
Thornburg Small Mid Cap Core Fund	3,176	6,456	(3,280)
Thornburg Small Mid Cap Growth Fund	2,105	2,914	(809)
Timothy Plan Large/Mid Cap Value Fund	828	159	669
T. Rowe Price Growth Stock Fund, Inc.	15,983	44,107	(28,124)
T. Rowe Price Equity Income Fund	3,966	11,116	(7,150)
T. Rowe Price Retirement 2010 Fund	1,976	1,676	300
T. Rowe Price Retirement 2020 Fund	22,035	92,525	(70,490)

	Units	Units	Net Increase
Sub-Account	Issued	Redeemed	(Decrease)
T. Rowe Price Retirement 2030 Fund	80,541	83,868	(3,327)
T. Rowe Price Retirement 2040 Fund	65,479	65,389	90
T. Rowe Price Retirement 2050 Fund	58,755	49,027	9,728
T. Rowe Price Retirement Balanced Fund	4,788	23,941	(19,153)
T. Rowe Price Retirement 2025 Fund	-	-	-
T. Rowe Price Retirement 2035 Fund	3,178	1	3,177
T. Rowe Price Retirement 2045 Fund	2,571	2	2,569
T. Rowe Price Retirement 2055 Fund	1,303	687	616
UBS Global Allocation Fund	81	136	(55)
Vanguard Small-Cap Index Fund	44	27,195	(27,151)
Vanguard Mid-Cap Index Fund	20	13,393	(13,373)
Vanguard Total Bond Market Index Fund	30	6,654	(6,624)
Victory Diversified Stock Fund	758	890	(132)
Victory Special Value Fund	2,646	9,409	(6,763)
Victory Sycamore Small Company Opportunity Fund	7,573	37,994	(30,421)
Victory Sycamore Established Value Fund	20,299	78,287	(57,988)
Invesco Comstock Fund	6,456	12,677	(6,221)
Invesco Equity and Income Fund	30,854	42,495	(11,641)
Invesco Growth and Income Fund	7,896	16,012	(8,116)
Invesco Quality Income Fund	26	(1)	27
Invesco Small Cap Value Fund	1,578	1,627	(49)
Invesco American Value Fund	55	9,018	(8,963)
Invesco Value Opportunities Fund	24,607	4,180	20,427
Invesco Diversified Dividend Fund	2,091	5,259	(3,168)
Invesco American Franchise Fund	2,771	4,226	(1,455)
Invesco Global Core Equity Fund	379	226	153
Vanguard 500 Index Fund	291	43,940	(43,649)
Allspring International Equity Fund	21	422	(401)
Allspring Core Bond Fund	1,462	3,857	(2,395)
Columbia Seligman Technology and Information Fund	659	588	71
Columbia Seligman Global Technology Fund	1,552	693	859
Columbia Select Small Cap Value Fund	-	-	-
TIAA-CREF Large Cap Value Index Fund	12,784	13,135	(351)
TIAA-CREF Large Cap Growth Fund	6,521	19,850	(13,329)
TIAA-CREF Bond Index Fund	6,377	4,882	1,495
TIAA-CREF Equity Index Fund	15,519	21,563	(6,044)
MassMutual Equity Opportunities Fund	21,576	24,067	(2,491)
MassMutual RetireSMARTSM by JPMorgan 2020 Fund	6,346	23,252	(16,906)
MassMutual RetireSMARTSM by JPMorgan 2025 Fund	12,625	68,823	(56,198)
MassMutual RetireSMARTSM by JPMorgan 2030 Fund	15,518	28,169	(12,651)
MassMutual RetireSMARTSM by JPMorgan 2035 Fund	17,205	33,127	(15,922)
MassMutual RetireSMARTSM by JPMorgan 2040 Fund	18,588	20,439	(1,851)
MassMutual RetireSMARTSM by JPMorgan 2045 Fund	17,794	34,277	(16,483)
MassMutual RetireSMARTSM by JPMorgan 2050 Fund	14,553	28,755	(14,202)
MassMutual RetireSMARTSM by JPMorgan In Retirement Fund	2,098	4,005	(1,907)
MassMutual RetireSMARTSM by JPMorgan 2055 Fund	7,736	20,755	(13,019)
American Century Heritage Fund	9,265	7,902	1,363
ClearBridge Small Cap Value Fund	-	2	(2)
North Square Spectrum Alpha Fund	653	2,334	(1,681)
Invesco Intermediate Bond Factor Fund	224	1,067	(843)
MassMutual Strategic Emerging Markets Fund	164	65	99
MassMutual International Equity Fund	353	-	353
MassMutual Small Cap Opportunities Fund	6,503	6,848	(345)
MassMutual Small Cap Growth Equity Fund	868	11,580	(10,712)
Fidelity VIP Freedom 2035 Portfolio	-	-	-

	Units	Units	Net Increase
Sub-Account	Issued	Redeemed	(Decrease)
Fidelity VIP Freedom 2050 Portfolio	-	-	-
Delaware Ivy Small Cap Growth Fund	5,679	1,881	3,798
JPMorgan Mid Cap Growth Fund	421	10,461	(10,040)
Invesco Discovery Mid Cap Growth Fund	5,432	8,039	(2,607)
T. Rowe Price Retirement 2060 Fund	2,892	351	2,541
MSIF Global Opportunity Portfolio	501	986	(485)
JPMorgan U.S. Government Money Market Fund	15,225	22,400	(7,175)
American Century U.S. Government Money Market Fund	6,590	9,877	(3,287)
Invesco Balanced-Risk Commodity Strategy Fund	3,030	3,694	(664)
Putnam Large Cap Growth Fund	12	7	5
John Hancock New Opportunities Fund	686	2,896	(2,210)
MassMutual RetireSMARTSM by JPMorgan 2060 Fund	2,001	528	1,473
Columbia Large Cap Growth Opportunity Fund	3,687	8,332	(4,645)
JPMorgan SmartRetirement 2060 Fund	1,008	3	1,005
Victory RS Value Fund	923	11,594	(10,671)
Pioneer Global Sustainable Equity Fund	16,888	27,025	(10,137)
BlackRock Advantage Small Cap Growth Fund	7,866	3,785	4,081
MassMutual Select T.Rowe Price Retire 2020 Fund	1,068	-	1,068
MassMutual Select T.Rowe Price Retire 2025 Fund	137	-	137
MassMutual Select T.Rowe Price Retire 2030 Fund	22,680	3	22,677
MassMutual Select T.Rowe Price Retire 2035 Fund	15,159	289	14,870
MassMutual Select T.Rowe Price Retire 2040 Fund	7,197	20	7,177
MassMutual Select T.Rowe Price Retire 2045 Fund	226	4	222
MassMutual Select T.Rowe Price Retire 2050 Fund	4,056	403	3,653
MassMutual Select T.Rowe Price Fund	2,219	-	2,219
MassMutual Select T.Rowe Price Retire 2060 Fund	1,743	760	983
BlackRock S&P 500 Index V.I. Fund	70,199	90,897	(20,698)
Hartford International Equity Fund	3,492	29,358	(25,866)
Putnam Core Equity Fund	31,486	817	30,669
BNY Mellon Insight Core Plus Fund	1,008	3,394	(2,386)
Keeley Small Cap Dividend Value Fund	1,566	6,516	(4,950)
Hartford Global Impact Fund	1,284	100	1,184
BlackRock LifePath® Dynamic 2065 Fund	43	-	43
Invesco Dividend Income Fund	149	1	148
AB Sustainable Global Thematic Fund	13,382	14,500	(1,118)
Virtus Duff & Phelps Water Fund Institutional	7,071	17,377	(10,306)
MassMutual Global Fund	896	953	(57)
Columbia Acorn International Select Fund	-	234	(234)
AMG GW&K Small Mid Cap Core Fund	1,619	1,482	137
PGIM Jennison Focused Growth Fund	2,798	12,937	(10,139)
NexPoint Merger Arbitrage Fund	1,163	568	595
Empower International Index Fund	4,324	4,887	(563)
Empower S&P Mid Cap 400 Index Fund	6,046	7,486	(1,440)
Empower S&P Small Cap 600 Index Fund	203	64	139
Empower Moderately Aggressive Profile Fund	18	-	18
Empower Lifetime 2020 Fund	14,137	716	13,421
Empower Lifetime 2025 Fund	8,282	178	8,104
Empower Lifetime 2030 Fund	31,333	1,050	30,283
Empower Lifetime 2035 Fund	32,266	2,258	30,008
Empower Lifetime 2040 Fund	830	18	812
Empower Lifetime 2045 Fund	5,811	-	5,811
Empower Lifetime 2050 Fund	21,869	512	21,357
Empower Lifetime 2055 Fund	482	-	482
Empower Lifetime 2060 Fund	335	-	335
Empower Lifetime 2015 Fund	2,983	-	2,983
Empower Short Duration Bond Fund	7,034	5	7,029

	Units	Units	Net Increase
Sub-Account	Issued	Redeemed	(Decrease)
MM S&P 500® Index Fund	8,026	55,117	(47,091)
Russell Balanced Strategy Fund	-	17	(17)
Russell Conservative Strategy Fund	-	383	(383)
Russell Equity Growth Strategy Fund	-	-	-
Russell Growth Strategy Fund	-	152	(152)
Russell Moderate Strategy Fund	-	10	(10)

The changes in units outstanding for the year ended December 31, 2022 were as follows:

	Units	Units	Net Increase
Sub-Account	Issued	Redeemed	(Decrease)
American Century Equity Income Fund	1,710,663	1,813,515	(102,852)
American Century Growth Fund	13,731	10,696	3,035
American Century Ultra Fund	12,947	12,583	364
American Century VP Balanced Fund	8,829	8,738	91
American Century Small Company Fund	76	30	46
American Century Small Cap Value Fund	104,519	111,998	(7,479)
American Century Focused Large Cap Value Fund	2,939	2,655	284
American Century Inflation-Adjusted Bond Fund	9,989	11,761	(1,772)
American Century Equity Growth Fund	1,912	3,128	(1,216)
American Century VP Disciplined Core Value Fund	6,597	6,555	42
American Century VP Ultra Fund	34,115	39,230	(5,115)
American Century VP Value Fund	22,398	23,103	(705)
American Century Mid Cap Value Fund	13,667	19,901	(6,234)
Invesco V.I. Small Cap Equity Fund	4,870	5,319	(449)
Invesco V.I. Diversified Dividend Fund	793	1,067	(274)
Invesco EQV European Equity Fund	16,101	17,488	(1,387)
Invesco EQV International Equity Fund	9,471	11,136	(1,665)
Invesco Small Cap Growth Fund	90,853	95,480	(4,627)
Invesco Real Estate Fund	112,771	118,538	(5,767)
Invesco Small Cap Equity Fund	13,110	14,596	(1,486)
Invesco EQV Emerging Markets All Cap Fund	265,057	285,107	(20,050)
American Century Diversified Bond Fund	16,954	19,269	(2,315)
Domini Impact Equity Fund	3,588	2,989	599
AB Global Bond Fund	11,791	12,332	(541)
AB Global Risk Allocation Fund	8,453	8,785	(332)
AB Relative Value Fund	1,009	1,947	(938)
AB Sustainable International Thematic Fund	25,350	26,595	(1,245)
AB International Value Fund	60,694	61,430	(736)
AB Growth Fund	1,261	1,099	162
AB Discovery Growth Fund	4,093	4,111	(18)
AB Discovery Value Fund	19,540	20,315	(775)
AB Value Fund	1,397	1,232	165
AB High Income Fund	33,338	34,821	(1,483)
American Funds AMCAP Fund	130,601	140,171	(9,570)
American Funds American Balanced Fund	948,729	1,003,320	(54,591)
American Funds Capital Income Builder	848,148	912,902	(64,754)
American Funds EuroPacific Growth Fund®	629,008	677,747	(48,739)
American Funds Fundamental Investors Fund®	616,565	665,346	(48,781)
American Funds New Perspective Fund	380,985	411,325	(30,340)
American Funds The Bond Fund of America	263,965	265,188	(1,223)
American Funds The Growth Fund of America	985,629	1,086,766	(101,137)
American Funds The Income Fund of America	492,947	574,917	(81,970)
American Funds The Investment Company of America	345,547	392,621	(47,074)
American Funds The New Economy Fund	79,318	90,455	(11,137)

	Units	Units	Net Increase
Sub-Account	Issued	Redeemed	(Decrease)
American Funds Washington Mutual Investors Fund	175,735	187,420	(11,685)
American Funds American Mutual Fund	200,227	198,652	1,575
American Funds Capital World Growth and Income Fund	796,583	879,281	(82,698)
American Funds SMALLCAP World Fund	33,860	37,015	(3,155)
American Funds New World Fund®	20,095	18,341	1,754
Ariel Appreciation Fund	2,822	2,979	(157)
Ariel Fund	4,310	4,186	124
Artisan Mid Cap Value Fund	59,920	64,703	(4,783)
Ave Maria Rising Dividend Fund	43,882	42,594	1,288
Ave Maria Value Fund	6,472	5,230	1,242
Ave Maria Growth Fund	4,210	4,778	(568)
BlackRock LifePath Dynamic 2030 Fund	1,214,563	1,325,434	(110,871)
BlackRock LifePath Dynamic 2040 Fund	1,244,135	1,314,838	(70,703)
BlackRock LifePath Dynamic Retirement Fund	738,700	849,404	(110,704)
BlackRock LifePath Dynamic 2050 Fund	312,385	312,482	(97)
BlackRock LifePath Dynamic 2025 Fund	95,700	98,653	(2,953)
BlackRock LifePath Dynamic 2035 Fund	51,006	43,284	7,722
BlackRock LifePath Dynamic 2045 Fund	33,927	27,034	6,893
BlackRock LifePath Dynamic 2055 Fund	51,753	59,771	(8,018)
Baron Small Cap Fund	8,231	8,816	(585)
BlackRock Impact Mortgage Fund	10,159	10,079	80
BlackRock Equity Dividend Fund	38,652	41,130	(2,478)
BlackRock Capital Appreciation Fund	7,002	5,774	1,228
BlackRock Advantage Large Cap Growth Fund	1,281	1,357	(76)
Calvert VP SRI Balanced Portfolio	1,582	1,581	1
Calvert Equity Fund	175,978	216,571	(40,593)
Calvert Bond Fund	123,752	128,502	(4,750)
Calvert Income Fund	57,736	43,768	13,968
Columbia Contrarian Core Fund	6,474	7,369	(895)
Columbia Small Cap Value I Fund	2,946	3,059	(113)
Columbia Select Mid Cap Value Fund	100,102	80,514	19,588
Columbia Acorn Fund	28,496	25,986	2,510
CRM Mid Cap Value Fund	7,887	7,538	349
Calamos International Growth Fund	98	99	(1)
Davis Financial Fund	11,218	11,724	(506)
Davis New York Venture Fund	117,887	134,453	(16,566)
Davis Opportunity Fund	5,059	5,247	(188)
Delaware Diversified Income Fund	14,822	16,825	(2,003)
Delaware Extended Duration Bond Fund	172	158	14
Dreyfus Bond Market Index Fund	1,155,304	1,235,360	(80,056)
BNY Mellon Variable Investment Fund Appreciation Portfolio	788	738	50
BNY Mellon International Stock Index Fund	18,530	18,859	(329)
BNY Mellon MidCap Index Fund	281,071	285,884	(4,813)
BNY Mellon Small Cap Stock Index Fund	223,352	244,114	(20,762)
BNY Mellon Sustainable U.S. Equity Portfolio	194	194	-
BNY Mellon S&P 500 Index Fund	1,080,541	1,095,063	(14,522)
Eaton Vance Large-Cap Value Fund	59,273	59,171	102
Eaton Vance Dividend Builder Fund	54,441	55,375	(934)
Eaton Vance Worldwide Health Sciences Fund	16,199	18,919	(2,720)
Eaton Vance Income Fund of Boston	182,560	210,061	(27,501)
Eaton Vance Balanced Fund	1,290	776	514
Eaton Vance Atlanta Capital SMID-Cap Fund	26,935	29,014	(2,079)
Allspring Asset Allocation Fund	6,560	5,334	1,226
Allspring Emerging Markets Equity Fund	66,145	74,798	(8,653)
Allspring Utility & Telecommunications Fund	669	806	(137)
Alger Capital Appreciation Institutional Portfolio	108,754	112,263	(3,509)
Alger Mid Cap Growth Institutional Fund	74,493	91,213	(16,720)

	Units	Units	Net Increase
Sub-Account	Issued	Redeemed	(Decrease)
Alger Small Cap Growth Institutional Fund	18,651	19,219	(568)
Nuveen Mid Cap Growth Opportunities Fund	3,125	4,128	(1,003)
Nuveen Small Cap Select Fund	740	712	28
Fidelity Advisor Equity Growth Fund	18,641	19,079	(438)
Fidelity Advisor Value Strategies Fund	6,260	12,325	(6,065)
Fidelity Advisor Leveraged Company Stock Fund	78,321	77,164	1,157
Federated Hermes Equity Income Fund, Inc.	6,571	9,785	(3,214)
Federated Hermes Fund for U.S. Government Securities	13,061	11,982	1,079
Federated Hermes MDT Mid Cap Growth Fund	8,551	7,885	666
Federated Hermes High Income Bond Fund, Inc.	5	5	-
Federated Hermes Kaufmann Fund	172,777	177,163	(4,386)
Federated Hermes Short-Term Income Fund	8,995	17,291	(8,296)
Federated Hermes Global Allocation Fund	146	-	146
Federated Hermes Total Return Bond Fund	2,433	2,455	(22)
Federated Hermes Clover Small Value Fund	6,278	5,017	1,261
Federated Hermes International Leaders Fund	353	321	32
Fidelity VIP Growth Opportunities Portfolio	14,386	16,922	(2,536)
Fidelity VIP Overseas Portfolio	2,812	2,841	(29)
Fidelity VIP Value Strategies Portfolio	14,115	14,512	(397)
Fidelity VIP Balanced Portfolio	45,362	61,226	(15,864)
Fidelity VIP Growth & Income Portfolio	7,414	8,135	(721)
Fidelity VIP Freedom 2020 Portfolio	3,087	3,087	-
Fidelity VIP Freedom 2030 Portfolio	19,577	18,488	1,089
Fidelity VIP Freedom 2015 Portfolio	3,586	3,586	-
Fidelity VIP Freedom 2025 Portfolio	11,848	12,169	(321)
Fidelity Advisor Stock Selector All Cap Fund	70,827	35,038	35,789
Templeton Developing Markets Trust	56,674	60,703	(4,029)
Franklin High Income Fund	41,321	38,518	2,803
Franklin Strategic Income Fund	128,039	150,735	(22,696)
Templeton Global Bond Fund	215,134	226,689	(11,555)
Franklin U.S. Government Securities Fund	35,078	37,591	(2,513)
Franklin Small Cap Value Fund	90,681	101,623	(10,942)
Franklin Mutual Global Discovery Fund	428,675	454,048	(25,373)
Templeton Growth Fund	62,792	64,386	(1,594)
Franklin Income Fund	285,571	292,580	(7,009)
Franklin Growth Fund	83,787	84,352	(565)
Franklin Total Return Fund	19,601	22,982	(3,381)
Franklin Mutual U.S. Mid Cap Value Fund	50,110	67,569	(17,459)
Franklin Mutual Beacon Fund	41,813	42,683	(870)
Franklin Mutual Shares Fund	147,515	160,359	(12,844)
Franklin Small-Mid Cap Growth Fund	93,222	103,531	(10,309)
Franklin Conservative Allocation Fund	152,322	173,446	(21,124)
Franklin Growth Allocation Fund	287,885	313,317	(25,432)
Franklin Moderate Allocation Fund	296,849	338,244	(41,395)
Templeton Foreign Fund	198,941	215,346	(16,405)
Goldman Sachs Income Builder Fund	2,438	2,392	46
Goldman Sachs Capital Growth Fund	335	290	45
Goldman Sachs Core Fixed Income Fund	12,381	11,897	484
Goldman Sachs U.S. Equity Insights Fund	1	1	-
Goldman Sachs Government Income Fund	75,158	72,480	2,678
Goldman Sachs Equity Income Fund	6,033	5,402	631
Goldman Sachs Growth Opportunities Fund	28,057	39,267	(11,210)
Goldman Sachs Focused International Equity Fund	2,308	2,335	(27)
Goldman Sachs Mid Cap Value Fund	87,575	97,603	(10,028)
Goldman Sachs Small Cap Value Fund	197,340	208,990	(11,650)
Goldman Sachs Strategic Growth Fund	4,703	4,200	503
Goldman Sachs High Yield Fund	32,739	33,387	(648)

	Units	Units	Net Increase
Sub-Account	Issued	Redeemed	(Decrease)
Goldman Sachs Large Cap Value Fund	25,297	26,058	(761)
Goldman Sachs Small/Mid Cap Growth Fund	3,340	3,289	51
Goldman Sachs Satellite Strategies Portfolio	169	157	12
Hartford Balanced HLS Fund	221,191	244,273	(23,082)
Hartford Total Return Bond HLS Fund	695,396	759,489	(64,093)
Hartford Capital Appreciation HLS Fund	322,467	388,308	(65,841)
Hartford Dividend and Growth HLS Fund	1,343,037	1,532,292	(189,255)
The Hartford Healthcare HLS Fund	85,850	95,924	(10,074)
Hartford Disciplined Equity HLS Fund	469,998	544,699	(74,701)
Hartford International Opportunities HLS Fund	63,488	57,291	6,197
Hartford MidCap HLS Fund	162,181	199,207	(37,026)
Hartford Ultrashort Bond HLS Fund	312,213	406,112	(93,899)
Hartford Small Company HLS Fund	272,693	306,786	(34,093)
Hartford Small Cap Growth HLS Fund	18,489	21,370	(2,881)
Hartford Stock HLS Fund	80,637	91,821	(11,184)
The Hartford Checks and Balances Fund	10,829	12,336	(1,507)
The Hartford High Yield	8,003	8,410	(407)
The Hartford Dividend and Growth Fund	22,937	29,401	(6,464)
The Hartford International Opportunities Fund	23,806	24,326	(520)
The Hartford MidCap Fund	21,564	28,984	(7,420)
The Hartford Small Company Fund	7,126	6,135	991
The Hartford Total Return Bond Fund	40,948	70,186	(29,238)
The Hartford Healthcare Fund	4,049	6,465	(2,416)
The Hartford Growth Opportunities Fund	6,174	6,687	(513)
Hartford Quality Value Fund	139	140	(1)
Hartford Moderate Allocation Fund	111,270	119,066	(7,796)
The Hartford Conservative Allocation Fund	22,959	28,703	(5,744)
The Hartford Capital Appreciation Fund	242,470	266,583	(24,113)
The Hartford Growth Allocation Fund	146,111	156,684	(10,573)
The Hartford Inflation Plus Fund	38,809	42,980	(4,171)
The Hartford Equity Income Fund	19,409	23,765	(4,356)
The Hartford Balanced Income Fund	21,532	31,215	(9,683)
The Hartford MidCap Value Fund	4,450	3,960	490
Hotchkis and Wiley Large Cap Value Fund	19,124	19,994	(870)
Invesco V.I. Technology Fund	1,247	2,112	(865)
Invesco Technology Fund	38,683	40,193	(1,510)
Delaware Ivy Natural Resources Fund	192,789	178,198	14,591
Delaware Ivy Large Cap Growth Fund	19,777	20,609	(832)
Delaware Ivy Science and Technology Fund	35,897	39,761	(3,864)
Delaware Ivy Asset Strategy Fund	20,087	20,406	(319)
Janus Henderson Forty Portfolio	31,261	35,985	(4,724)
Janus Henderson Global Research Portfolio	11,707	12,363	(656)
Janus Henderson Enterprise Portfolio	1,364	1,831	(467)
Janus Henderson Balanced Portfolio	7,246	9,942	(2,696)
Janus Henderson Overseas Portfolio	8,536	8,679	(143)
Janus Henderson Flexible Bond Fund	219	3,683	(3,464)
Janus Henderson Forty Fund	135,518	150,184	(14,666)
Janus Henderson Balanced Fund	95,293	100,055	(4,762)
Janus Henderson Enterprise Fund	28,508	29,760	(1,252)
Janus Henderson Overseas Fund	115,882	119,245	(3,363)
Janus Henderson Global Research Fund	8,176	9,690	(1,514)
Janus Henderson Mid Cap Value Fund	39,245	42,468	(3,223)
PGIM Jennison Natural Resources Fund	3,586	4,150	(564)
PGIM Jennison Mid-Cap Growth Fund	14,545	15,970	(1,425)
MassMutual High Yield Fund	219,832	236,588	(16,756)
JPMorgan Large Cap Growth Fund	4,628	4,593	35
JPMorgan Core Bond Fund	67,219	61,837	5,382

	Units	Units	Net Increase
Sub-Account	Issued	Redeemed	(Decrease)
JPMorgan Small Cap Equity Fund	1,170	1,575	(405)
JPMorgan Small Cap Growth Fund	20,873	21,456	(583)
JPMorgan Small Cap Value Fund	8,457	8,948	(491)
JPMorgan U.S. Equity Fund	19,970	24,599	(4,629)
JPMorgan SmartRetirement 2020 Fund	116,003	159,438	(43,435)
JPMorgan SmartRetirement 2025 Fund	448,908	505,092	(56,184)
JPMorgan SmartRetirement 2030 Fund	323,418	412,461	(89,043)
JPMorgan SmartRetirement 2035 Fund	239,237	230,023	9,214
JPMorgan SmartRetirement 2040 Fund	236,233	285,608	(49,375)
JPMorgan SmartRetirement 2045 Fund	130,602	124,243	6,359
JPMorgan SmartRetirement 2050 Fund	147,915	154,368	(6,453)
JPMorgan SmartRetirement Income Fund	31,250	54,745	(23,495)
JP Morgan Smart Retirement 2055 Fund	79,076	64,230	14,846
Loomis Sayles Bond Fund	11,760	11,349	411
LKCM Aquinas Catholic Equity Fund	7,695	7,281	414
Lord Abbett Affiliated Fund	23,709	26,792	(3,083)
Lord Abbett Fundamental Equity Fund	63,752	69,031	(5,279)
Lord Abbett Bond Debenture Fund	100,699	107,884	(7,185)
Lord Abbett Growth Opportunities fund	7,297	6,499	798
Lord Abbett Dividend Growth Fund	9,796	9,877	(81)
Lord Abbett Total Return Fund	412,439	426,666	(14,227)
Lord Abbett Developing Growth Fund	17,327	25,431	(8,104)
Lord Abbett International Equity Inv Opt	38,717	42,094	(3,377)
Lord Abbett Value Opportunities Fund	96,928	105,192	(8,264)
Clearbridge Value Trust	8,284	8,636	(352)
MFS Emerging Markets Debt Fund	12,555	20,311	(7,756)
Massachusetts Investors Growth Stock Fund	72,899	99,508	(26,609)
MFS High Income Fund	39,773	40,814	(1,041)
MFS International New Discovery Fund	9,852	9,913	(61)
MFS Mid Cap Growth Fund	21,391	25,909	(4,518)
MFS New Discovery Fund	170,927	184,549	(13,622)
MFS Research International Fund	171,474	168,501	2,973
MFS Total Return Fund	69,099	67,219	1,880
MFS Utilities Fund	171,359	173,262	(1,903)
MFS Value Fund	394,536	478,710	(84,174)
MFS Total Return Bond Fund	49,930	57,432	(7,502)
MFS Massachusetts Investors Trust	11,654	12,618	(964)
MFS International Growth Fund	14,721	15,016	(295)
MFS Core Equity Fund	104,615	111,286	(6,671)
MFS Government Securities Fund	288,730	308,248	(19,518)
MFS International Intrinsic Value Fund	471,638	493,240	(21,602)
MFS Technology Fund	577	550	27
MFS Utilities Series	5,434	4,901	533
MFS Growth Fund	17,406	15,840	1,566
MFS High Yield Portfolio	1,622	2,586	(964)
BlackRock Global Allocation Fund, Inc.	284,653	295,285	(10,632)
BlackRock Advantage Large Cap Core Fund	1,747	1,867	(120)
BlackRock Advantage U.S. Total Market Fund	739	776	(37)
BlackRock Mid-Cap Value Fund	39,543	47,213	(7,670)
BlackRock International Dividend Fund	17,979	23,611	(5,632)
BlackRock Mid Cap Growth Equity Portfolio	16,212	18,811	(2,599)
Victory Munder Mid-Cap Core Growth Fund	19,899	20,174	(275)
Neuberger Berman Sustainable Equity Fund	49,090	55,160	(6,070)
Nuveen International Value Fund	11,926	11,378	548
The Oakmark International Small Cap Fund	7,675	16,015	(8,340)
The Oakmark Equity and Income Fund	1,887	3,671	(1,784)
Invesco Capital Appreciation Fund	32,456	33,890	(1,434)

	Units	Units	Net Increase
Sub-Account	Issued	Redeemed	(Decrease)
Invesco Global Fund	110,369	109,022	1,347
Invesco Global Opportunities Fund	16,003	23,189	(7,186)
Invesco Oppenheimer International Growth Fund	41,588	47,604	(6,016)
Invesco Main Street Fund	14,296	16,892	(2,596)
Invesco Global Strategic Income Fund	25,889	31,761	(5,872)
Invesco Main Street Mid Cap Fund	115,092	143,020	(27,928)
Invesco Developing Markets Fund	121,334	132,110	(10,776)
Invesco International Bond Fund	195,201	196,805	(1,604)
Invesco Main Street All Cap Fund	33,412	37,792	(4,380)
Invesco Gold & Special Minerals Fund	114,674	144,428	(29,754)
Invesco International Diversified Fund	19,533	20,476	(943)
Invesco Rising Dividends Fund	932	1,299	(367)
Putnam Focused International Equity Fund	425	425	-
Putnam VT High Yield Fund	10,838	12,827	(1,989)
Putnam VT Emerging Markets Equity Fund	4,196	5,976	(1,780)
Putnam VT Sustainable Leaders Fund	5,545	5,497	48
Putnam VT Small Cap Value Fund	1,362	4,733	(3,371)
Pioneer Disciplined Value Fund	11,910	11,723	187
Pioneer Equity Income Fund	1,702	1,550	152
Pioneer Fundamental Growth Fund	2,583	2,655	(72)
Virtus NFJ International Value Fund	2,313	2,252	61
Virtus NFJ Small-Cap Value Fund	37,883	39,160	(1,277)
Virtus NFJ Dividend Value Fund	138,551	154,298	(15,747)
PIMCO Total Return Fund	827,000	948,423	(121,423)
PIMCO Emerging Markets Bond Fund	15,086	21,055	(5,969)
PIMCO Real Return Fund	574,735	651,407	(76,672)
Pioneer Fund	28,246	28,033	213
Pioneer High Yield Fund	38,615	45,258	(6,643)
Pioneer Strategic Income Fund	160,064	184,686	(24,622)
Pioneer Mid Cap Value Fund	45,510	50,407	(4,897)
Pioneer Select Mid Cap Growth Fund	3,014	29,928	(26,914)
PIMCO Total Return ESG Fund	305,266	307,137	(1,871)
Putnam Large Cap Value Fund	85,932	92,192	(6,260)
Putnam High Yield Fund	53,351	62,237	(8,886)
Putnam International Equity Fund	14,024	27,744	(13,720)
Putnam Sustainable Leaders Fund	81	48	33
Putnam International Capital Opportunities Fund	18,254	17,902	352
Putnam Small Cap Growth Fund	3,190	3,150	40
Royce Total Return Fund	57,049	69,790	(12,741)
Royce Smaller-Companies Growth Fund	12,074	14,308	(2,234)
Royce Small-Cap Value Fund	11,993	13,611	(1,618)
Columbia Large Cap Value Fund	5,701	5,507	194
Virtus Ceredex Small-Cap Value Equity Fund	4,980	4,791	189
Virtus Ceredex Mid-Cap Value Equity Fund	9,635	10,609	(974)
Virtus Ceredex Large-Cap Value Equity Fund	29	30	(1)
DWS RREEF Real Estate Securities Fund	869	869	-
DWS CROCI Equity Dividend Fund	11,082	11,510	(428)
DWS Capital Growth Fund	1,713	3,304	(1,591)
DWS Enhanced Emerging Markets Fixed Income	711	1,207	(496)
SSgA S&P 500 Index Fund	65,489	66,673	(1,184)
DWS Core Equity VIP	581	592	(11)
DWS International Growth Fund	10,023	10,525	(502)
MassMutual Overseas Fund	27,456	48,797	(21,341)
MassMutual Total Return Bond Fund	20,115	23,941	(3,826)
MassMutual Blue Chip Growth Fund	2,549,744	2,753,761	(204,017)
MassMutual Mid Cap Growth Fund	119,649	142,611	(22,962)
MassMutual Strategic Bond Fund	425,901	481,759	(55,858)

	Units	Units	Net Increase
Sub-Account	Issued	Redeemed	(Decrease)
ClearBridge Appreciation Fund	18,254	18,648	(394)
ClearBridge Aggressive Growth Fund	1,875	1,430	445
ClearBridge All Cap Value Fund	1,564	1,573	(9)
ClearBridge Mid Cap Fund	14,377	13,542	835
ClearBridge Small Cap Growth Fund	21,645	23,796	(2,151)
Thornburg International Equity Fund	126,637	130,993	(4,356)
Thornburg Small/Mid Cap Core Fund	20,319	21,888	(1,569)
Thornburg Small/Mid Cap Growth Fund	21,307	25,404	(4,097)
Timothy Plan Large/Mid Cap Value Fund	8,910	9,180	(270)
T. Rowe Price Growth Stock Fund, Inc.	189,046	225,138	(36,092)
T. Rowe Price Equity Income Fund	61,762	62,934	(1,172)
T. Rowe Price Retirement 2010 Fund	21,622	25,505	(3,883)
T. Rowe Price Retirement 2020 Fund	388,251	447,520	(59,269)
T. Rowe Price Retirement 2030 Fund	642,454	677,500	(35,046)
T. Rowe Price Retirement 2040 Fund	372,909	365,903	7,006
T. Rowe Price Retirement 2050 Fund	258,600	224,345	34,255
T. Rowe Price Retirement Balanced Fund	61,903	68,219	(6,316)
T. Rowe Price Retirement 2045 Fund	2,747	1,601	1,146
UBS Global Allocation Fund	1,316	1,398	(82)
Vanguard Small-Cap Index Fund	198,561	209,970	(11,409)
Vanguard Mid-Cap Index Fund	122,233	127,945	(5,712)
Vanguard Total Bond Market Index Fund	88,586	92,032	(3,446)
Victory Diversified Stock Fund	11,902	13,982	(2,080)
Victory Special Value Fund	37,916	37,778	138
Victory Sycamore Small Company Opportunity Fund	81,904	99,693	(17,789)
Victory Sycamore Established Value Fund	515,348	561,924	(46,576)
Invesco Comstock Fund	116,060	116,294	(234)
Invesco Equity and Income Fund	496,826	576,825	(79,999)
Invesco Growth and Income Fund	96,914	107,539	(10,625)
Invesco Quality Income Fund	122	94	28
Invesco Small Cap Value Fund	13,978	17,194	(3,216)
Invesco American Value Fund	12,090	14,169	(2,079)
Invesco Value Opportunities Fund	26,531	51,287	(24,756)
Invesco Diversified Dividend Fund	21,934	23,453	(1,519)
Invesco American Franchise Fund	24,464	29,375	(4,911)
Invesco Global Core Equity Fund	4,574	5,443	(869)
Vanguard 500 Index Fund	329,581	357,061	(27,480)
Allspring International Equity Fund	832	3,119	(2,287)
Allspring Core Bond Fund	6,955	6,089	866
Columbia Seligman Technology and Information Fund	10,695	12,145	(1,450)
Columbia Seligman Global Technology Fund	7,468	7,157	311
Columbia Select Small Cap Value Fund	29	29	-
TIAA-CREF Large Cap Value Index Fund	143,154	163,510	(20,356)
TIAA-CREF Large Cap Growth Fund	104,849	108,552	(3,703)
TIAA-CREF Bond Index Fund	60,670	80,517	(19,847)
TIAA-CREF Equity Index Fund	158,461	150,744	7,717
MassMutual Equity Opportunities Fund	165,847	174,461	(8,614)
MassMutual RetireSMARTSM by JPMorgan 2020 Fund	53,018	56,705	(3,687)
MassMutual RetireSMARTSM by JPMorgan 2025 Fund	161,192	167,268	(6,076)
MassMutual RetireSMARTSM by JPMorgan 2030 Fund	118,047	120,440	(2,393)
MassMutual RetireSMARTSM by JPMorgan 2035 Fund	117,533	99,568	17,965
MassMutual RetireSMARTSM by JPMorgan 2040 Fund	131,768	121,780	9,988
MassMutual RetireSMARTSM by JPMorgan 2045 Fund	97,681	92,410	5,271
MassMutual RetireSMARTSM by JPMorgan 2050 Fund	52,470	53,204	(734)
MassMutual RetireSMARTSM by JPMorgan In Retirement Fund	34,953	42,491	(7,538)
MassMutual RetireSMARTSM by JPMorgan 2055 Fund	29,780	25,149	4,631
American Century Heritage Fund	53,301	57,430	(4,129)

	Units	Units	Net Increase
Sub-Account	Issued	Redeemed	(Decrease)
ClearBridge Small Cap Value Fund	533	558	(25)
North Square Oak Ridge Small Cap Growth Fund	10,528	14,521	(3,993)
Invesco Intermediate Bond Factor Fund	1,096	1,019	77
MassMutual Strategic Emerging Markets Fund	894	704	190
MassMutual Small Cap Opportunities Fund	51,355	55,356	(4,001)
MassMutual Small Cap Growth Equity Fund	114,396	123,525	(9,129)
Fidelity VIP Freedom 2035 Portfolio	649	649	-
Fidelity VIP Freedom 2050 Portfolio	33	33	-
Delaware Ivy Small Cap Growth Fund	19,211	25,892	(6,681)
JPMorgan Mid Cap Growth Fund	108,213	112,716	(4,503)
Invesco Discovery Mid Cap Growth Fund	77,564	86,683	(9,119)
T. Rowe Price Retirement 2060 Fund	5,388	4,776	612
MSIF Global Opportunity Portfolio	8,925	6,613	2,312
JPMorgan U.S. Government Money Market Fund	59,681	67,790	(8,109)
American Century U.S. Government Money Market Fund	37,143	32,848	4,295
Invesco Balanced-Risk Commodity Strategy Fund	3,449	2,968	481
Putnam Growth Opportunities Fund	191	176	15
John Hancock New Opportunities Fund	24,423	34,120	(9,697)
MassMutual RetireSMARTSM by JPMorgan 2060 Fund	1,811	409	1,402
Columbia Large Cap Growth Opportunity Fund	42,473	44,010	(1,537)
JPMorgan SmartRetirement 2060 Fund	426	17	409
Victory RS Value Fund	101,937	111,684	(9,747)
Pioneer Global Equity Fund	96,177	96,965	(788)
BlackRock Advantage Small Cap Growth Fund	48,512	58,322	(9,810)
MassMutual Select T.Rowe Price Retire 2020 Fund	11,430	-	11,430
MassMutual Select T.Rowe Price Retire 2025 Fund	121	33	88
MassMutual Select T.Rowe Price Retire 2030 Fund	495	227	268
MassMutual Select T.Rowe Price Retire 2035 Fund	1,824	1,231	593
MassMutual Select T.Rowe Price Retire 2040 Fund	2,860	621	2,239
MassMutual Select T.Rowe Price Retire 2045 Fund	546	-	546
MassMutual Select T.Rowe Price Retire 2050 Fund	5,263	218	5,045
MassMutual Select T.Rowe Price Retire 2060 Fund	836	411	425
BlackRock S&P 500 Index V.I. Fund	845,410	874,812	(29,402)
Hartford International Equity Fund	48,563	47,273	1,290
BNY Mellon Insight Core Plus Fund	50,981	57,549	(6,568)
Keeley Small Cap Dividend Value Fund	46,237	47,277	(1,040)
Hartford Global Impact Fund	3,652	3,406	246
Invesco Dividend Income Fund	735	640	95
AB Sustainable Global Thematic Fund	165,056	185,751	(20,695)
Virtus AllianzGI Water Fund	108,145	121,295	(13,150)
MassMutual Global Fund	3,803	3,728	75
Columbia Acorn International Select Fund	118	223	(105)
AMG GW&K Small/Mid Cap	4,038	2,921	1,117
PGIM Jennison Focused Growth Fund	37,038	32,963	4,075
NexPoint Merger Arbitrage Fund	2,935	7,174	(4,239)
Empower International Index Fund	10,980	1,204	9,776
Empower S&P Mid Cap 400 Index Fund	9,363	226	9,137
Empower S&P SmallCap 600 Index Fund	1,059	-	1,059
MM S&P 500 Index Fund	120,001	103,598	16,403
Russell Balanced Strategy Fund	9,641	25,609	(15,968)
Russell Conservative Strategy Fund	671	771	(100)
Russell Equity Growth Strategy Fund	1	1	-
Russell Growth Strategy Fund	9,001	55,777	(46,776)
Russell Moderate Strategy Fund	1,168	41,554	(40,386)

6. Financial Highlights:

The following is a summary of units, unit fair values, net assets, expense ratios, investment income ratios, and total return ratios representing the lowest and highest contract charges for each of the years or periods presented within each Sub-Account. The unit value range presented below represents the unit values of the highest and lowest contract charges, therefore a specific Sub-Account unit value may be outside of the range presented in this table.

Sub-Account		Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***

American Century Equity Income Fund
	2023	1,315,113	15.86	to	36.30	22,098,166	0.00%	to	1.25%		2.36%		3.90%	to	2.36%
	2022	1,488,806	15.27	to	35.47	24,451,642	0.00%	to	1.25%		2.09%		55.18%	to	(33.36)%
	2021	1,591,659	9.84	to	53.22	27,640,142	0.00%	to	1.25%	0.00%	to	0.00%	(27.11)%	to	15.05%
	2020	1,810,109	13.50	to	32.31	27,370,353	0.00%	to	1.25%	1.89%	to	1.91%	(71.81)%	to	(0.43)%
	2019	762,366	32.44	to	47.89	32,874,140	0.00%	to	1.25%	1.99%	to	2.05%	22.26%	to	506.16%

American Century Growth Fund
	2023	20,924	78.52	to	89.72	1,806,731	0.35%	to	1.25%		0.00%		41.14%	to	42.41%
	2022	24,310	55.63	to	63.00	1,477,613	0.35%	to	1.25%		0.00%		12.42%	to	(31.85)%
	2021	21,275	49.48	to	92.45	1,900,499	0.35%	to	1.25%	0.00%	to	0.00%	(32.16)%	to	25.60%
	2020	22,958	65.58	to	72.94	1,626,425	0.35%	to	1.25%	0.10%	to	0.12%	33.16%	to	154.10%
	2019	798,546	28.71	to	49.25	23,605,798	0.00%	to	1.25%	0.00%	to	0.26%	33.42%	to	35.40%

American Century Ultra® Fund
	2023	14,495	52.04	to	61.93	847,200	0.35%	to	1.25%		0.00%		41.19%	to	42.46%
	2022	12,734	36.86	to	43.47	525,583	0.35%	to	1.25%		0.00%		(33.47)%	to	(32.87)%
	2021	12,370	55.40	to	64.76	761,878	0.35%	to	1.25%	0.00%	to	0.00%	21.38%	to	22.48%
	2020	12,632	45.65	to	52.88	638,125	0.35%	to	1.25%	0.00%	to	0.00%	47.55%	to	48.88%
	2019	12,340	30.94	to	35.52	423,797	0.35%	to	1.25%	0.00%	to	0.00%	32.60%	to	33.80%

American Century VP Balanced Fund
	2023	23,813	26.06	to	26.06	620,503	0.70%	to	0.70%		1.94%		15.60%	to	15.60%
	2022	24,013	22.54	to	22.54	541,288	0.70%	to	0.70%		1.21%		(17.84)%	to	(17.84)%
	2021	23,922	27.44	to	27.44	656,344	0.70%	to	0.70%	0.72%	to	0.72%	14.96%	to	14.96%
	2020	24,586	23.87	to	23.87	586,761	0.70%	to	0.70%	1.57%	to	1.57%	11.74%	to	11.74%
	2019	7,357	21.36	to	21.36	157,128	0.70%	to	0.70%	1.55%	to	1.55%	19.02%	to	19.02%

American Century VP International Fund ##
	2023	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2022	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2021	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2020	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2019	646	16.85	to	16.85	10,889	0.70%	to	0.70%	1.34%	to	1.34%	27.52%	to	27.52%

American Century Small Cap Value Fund
	2023	88,380	41.56	to	45.31	3,734,721	0.00%	to	1.25%		1.04%		16.08%	to	14.50%
	2022	97,372	35.80	to	39.57	3,556,410	0.00%	to	1.25%		0.76%		(14.72)%	to	(28.35)%
	2021	104,851	41.98	to	55.23	4,499,444	0.00%	to	1.25%	0.00%	to	0.31%	34.82%	to	36.91%
	2020	114,541	30.66	to	34.96	3,595,482	0.00%	to	1.25%	0.24%	to	0.45%	7.33%	to	8.93%
	2019	121,221	28.15	to	32.57	3,478,602	0.00%	to	1.25%	0.25%	to	0.50%	31.41%	to	33.51%

American Century Focused Large Cap Value Fund
	2023	4,440	10.36	to	21.56	70,589	0.65%	to	0.75%		1.69%		-49.59%	to	4.90%
	2022	2,922	20.56	to	20.56	60,061	0.75%	to	0.75%		1.56%		0.70%	to	0.70%
	2021	2,638	20.41	to	20.41	53,852	0.75%	to	1.25%	1.43%	to	2.29%	16.90%	to	37.62%
	2020	2,605	17.46	to	17.46	45,491	0.75%	to	0.75%	1.59%	to	1.59%	1.49%	to	1.49%
	2019	2,594	17.21	to	17.21	44,640	0.75%	to	0.75%	1.55%	to	1.55%	5.74%	to	26.37%

American Century Inflation-Adjusted Bond Fund
	2023	2,690	13.26	to	13.77	37,473	0.75%	to	1.25%		2.68%		1.54%	to	2.05%
	2022	7,858	13.06	to	13.49	106,479	0.75%	to	1.25%		5.72%		(13.63)%	to	(16.11)%
	2021	9,630	15.12	to	16.09	150,224	0.75%	to	1.25%	4.22%	to	4.27%	4.80%	to	5.33%
	2020	10,722	14.42	to	14.76	159,306	0.75%	to	1.25%	0.95%	to	0.95%	8.67%	to	9.21%
	2019	9,957	13.27	to	13.52	135,518	0.75%	to	1.25%	2.21%	to	2.27%	6.17%	to	6.70%

American Century Equity Growth Fund
	2023	2,105	28.46	to	32.77	69,258	0.75%	to	1.25%		1.17%		23.09%	to	22.48%
	2022	2,612	23.13	to	26.75	70,163	0.75%	to	1.25%		0.91%		(34.36)%	to	(28.64)%
	2021	3,827	35.23	to	37.49	131,258	0.65%	to	1.25%	0.28%	to	1.70%	24.61%	to	59.84%
	2020	3,663	24.20	to	28.27	100,590	0.75%	to	1.25%	0.84%	to	0.84%	12.82%	to	13.39%
	2019	3,352	21.34	to	25.06	81,716	0.75%	to	1.25%	0.90%	to	0.91%	(0.14)%	to	26.45%

American Century VP Disciplined Core Value Fund
	2023	6,471	29.97	to	29.97	193,911	0.70%	to	0.70%		1.55%		7.90%	to	7.90%
	2022	6,432	27.77	to	27.77	178,981	0.70%	to	0.70%		1.78%		(13.34)%	to	(13.34)%
	2021	6,402	32.05	to	32.05	205,147	0.70%	to	0.70%	1.04%	to	1.04%	22.79%	to	22.79%
	2020	8,364	26.10	to	26.10	218,295	0.70%	to	0.70%	1.98%	to	1.98%	11.03%	to	11.03%
	2019	8,136	23.51	to	23.51	191,258	0.70%	to	0.70%	2.02%	to	2.02%	23.08%	to	23.08%

American Century VP Ultra Fund
	2023	24,211	63.08	to	63.08	1,527,245	0.70%	to	0.70%		0.00%		42.51%	to	42.51%
	2022	24,452	44.26	to	44.26	1,082,328	0.70%	to	0.70%		0.00%		(32.85)%	to	(32.85)%
	2021	29,567	65.91	to	65.91	1,948,889	0.70%	to	0.70%	0.00%	to	0.00%	22.30%	to	22.30%
	2020	28,318	53.90	to	53.90	1,526,208	0.70%	to	0.70%	0.00%	to	0.00%	48.81%	to	48.81%
	2019	30,957	36.22	to	36.22	1,121,198	0.70%	to	0.70%	0.00%	to	0.00%	33.64%	to	33.64%

Sub-Account		Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***

American Century VP Value Fund
	2023	17,753	31.05	to	31.05	551,258	0.70%	to	0.70%		2.37%		8.34%	to	8.34%
	2022	20,415	28.66	to	28.66	608,794	0.70%	to	0.70%		2.10%		(0.16)%	to	(0.16)%
	2021	21,947	28.71	to	28.71	630,009	0.70%	to	0.70%	1.76%	to	1.76%	23.64%	to	23.64%
	2020	19,255	23.22	to	23.22	447,021	0.70%	to	0.70%	1.95%	to	1.95%	0.27%	to	0.27%
	2019	38,069	23.15	to	23.15	881,454	0.70%	to	0.70%	2.13%	to	2.13%	26.15%	to	26.15%

American Century Mid Cap Value Fund
	2023	27,193	33.21	to	39.48	717,057	0.00%	to	1.25%		1.52%		4.59%	to	5.90%
	2022	15,116	31.75	to	37.28	522,544	0.00%	to	1.25%		1.34%		(2.88)%	to	(1.67)%
	2021	21,350	32.69	to	37.91	766,256	0.00%	to	1.25%	0.00%	to	1.05%	21.22%	to	22.75%
	2020	21,728	26.97	to	30.89	639,293	0.00%	to	1.25%	1.20%	to	1.24%	0.17%	to	1.43%
	2019	26,890	26.92	to	30.45	786,608	0.00%	to	1.25%	1.25%	to	1.34%	26.95%	to	28.55%

Invesco V.I. Small Cap Equity Fund
	2023	4,528	26.84	to	26.84	121,554	0.70%	to	0.70%		0.00%		15.76%	to	15.76%
	2022	4,193	23.19	to	23.19	97,240	0.70%	to	0.70%		0.00%		(21.06)%	to	(21.06)%
	2021	4,642	29.38	to	29.38	136,361	0.70%	to	0.70%	0.17%	to	0.17%	19.56%	to	19.56%
	2020	5,054	24.57	to	24.57	124,168	0.70%	to	0.70%	0.37%	to	0.37%	26.36%	to	26.36%
	2019	5,258	19.44	to	19.44	102,236	0.70%	to	0.70%	0.00%	to	0.00%	25.72%	to	25.72%

Invesco V.I. Diversified Dividend Fund
	2023	843	28.68	to	28.68	24,186	0.70%	to	0.70%		2.04%		8.29%	to	8.29%
	2022	843	26.49	to	26.49	22,334	0.70%	to	0.70%		1.62%		(2.36)%	to	(2.36)%
	2021	1,117	27.13	to	27.13	30,332	0.70%	to	0.70%	2.17%	to	2.17%	18.06%	to	18.06%
	2020	1,306	22.98	to	22.98	30,021	0.70%	to	0.70%	3.12%	to	3.12%	(0.56)%	to	(0.56)%
	2019	1,391	23.11	to	23.11	32,152	0.70%	to	0.70%	2.83%	to	2.83%	24.22%	to	24.22%

Invesco EQV European Equity Fund
	2023	18,612	15.36	to	18.47	269,757	0.00%	to	1.25%		1.46%		19.66%	to	18.18%
	2022	20,473	12.83	to	15.63	247,785	0.00%	to	1.25%		0.04%		(21.70)%	to	(29.57)%
	2021	21,860	16.39	to	22.19	338,424	0.00%	to	1.25%	0.00%	to	2.37%	12.74%	to	14.15%
	2020	24,402	14.36	to	17.93	331,284	0.00%	to	1.25%	1.42%	to	1.45%	(1.32)%	to	(0.08)%
	2019	23,910	14.37	to	18.17	327,683	0.00%	to	1.25%	0.00%	to	2.41%	22.96%	to	24.50%

Invesco EQV International Equity Fund
	2023	14,785	15.92	to	20.07	272,501	0.50%	to	1.25%		0.66%		16.95%	to	16.08%
	2022	14,729	13.62	to	17.29	231,043	0.50%	to	1.25%		0.00%		(25.08)%	to	(26.71)%
	2021	16,394	18.17	to	23.59	313,806	0.15%	to	1.25%	1.57%	to	5.15%	4.22%	to	13.62%
	2020	18,289	15.99	to	20.62	342,932	0.50%	to	1.25%	0.95%	to	0.96%	11.95%	to	12.80%
	2019	19,628	14.18	to	18.41	331,872	0.50%	to	1.25%	1.69%	to	2.02%	26.37%	to	27.32%

Invesco Mid Cap Core Equity Fund ##
	2023	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2022	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2021	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2020	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2019	9,339	19.94	to	21.18	194,851	0.50%	to	1.25%	0.19%	to	0.33%	24.23%	to	25.16%

Invesco Small Cap Growth Fund
	2023	70,116	32.35	to	71.55	3,363,174	0.00%	to	1.25%		0.00%		11.36%	to	12.66%
	2022	80,434	29.05	to	63.51	3,469,565	0.00%	to	1.25%		0.00%		(20.03)%	to	(35.59)%
	2021	85,062	36.33	to	98.61	5,415,329	0.00%	to	1.25%	0.00%	to	0.00%	(23.96)%	to	6.09%
	2020	92,611	43.04	to	47.78	5,174,190	0.00%	to	1.25%	0.00%	to	0.00%	(18.35)%	to	55.16%
	2019	68,278	27.74	to	58.52	1,829,537	0.00%	to	1.25%	0.00%	to	0.00%	22.80%	to	88.59%

Invesco Real Estate Fund
	2023	96,632	30.57	to	46.57	3,476,150	0.00%	to	1.25%		2.15%		-2.84%	to	7.40%
	2022	105,867	31.46	to	43.36	3,616,193	0.00%	to	1.25%		0.88%		30.65%	to	(37.32)%
	2021	111,634	24.08	to	69.17	5,127,512	0.00%	to	1.25%	0.00%	to	0.93%	(8.20)%	to	39.24%
	2020	123,151	26.23	to	41.93	3,976,109	0.00%	to	1.25%	1.51%	to	1.81%	(11.88)%	to	(10.39)%
	2019	119,378	29.27	to	47.58	4,578,304	0.00%	to	1.25%	1.55%	to	1.92%	26.19%	to	28.22%

Invesco Small Cap Equity Fund
	2023	5,519	28.70	to	29.85	150,078	0.35%	to	1.25%		0.00%		14.52%	to	15.55%
	2022	12,158	25.06	to	25.83	284,922	0.35%	to	1.25%		0.00%		(21.00)%	to	(24.06)%
	2021	13,643	31.73	to	34.01	403,503	0.00%	to	1.25%	0.00%	to	0.00%	18.53%	to	20.02%
	2020	15,335	26.43	to	26.97	381,049	0.00%	to	1.25%	0.00%	to	0.00%	25.71%	to	27.29%
	2019	32,078	20.77	to	21.45	649,912	0.00%	to	1.25%	0.00%	to	0.00%	24.56%	to	26.13%

Invesco EQV Emerging Markets All Cap Fund
	2023	192,641	12.63	to	13.73	2,463,259	0.00%	to	1.25%		1.66%		9.07%	to	7.46%
	2022	215,169	11.58	to	12.78	2,529,135	0.00%	to	1.25%		1.32%		(26.31)%	to	(25.64)%
	2021	235,219	15.72	to	17.18	3,353,332	0.00%	to	1.25%	0.00%	to	0.00%	(8.14)%	to	(6.98)%
	2020	149,687	17.11	to	19.60	2,887,208	0.00%	to	1.25%	1.03%	to	1.03%	15.69%	to	17.14%
	2019	170,077	14.79	to	16.73	2,807,625	0.00%	to	1.25%	1.51%	to	1.53%	28.36%	to	29.97%

American Century Diversified Bond Fund
	2023	14,527	10.94	to	11.56	159,619	0.85%	to	1.25%		3.63%		3.73%	to	4.15%
	2022	12,113	10.55	to	11.10	128,332	0.85%	to	1.25%		2.11%		(15.24)%	to	(14.90)%
	2021	14,428	12.44	to	13.05	180,120	0.85%	to	1.25%	1.15%	to	1.25%	(2.24)%	to	(1.85)%
	2020	13,205	12.73	to	13.29	168,556	0.85%	to	1.25%	1.33%	to	1.37%	6.44%	to	6.87%
	2019	18,445	11.96	to	12.44	221,754	0.85%	to	1.25%	2.04%	to	2.13%	6.82%	to	7.25%

Domini Impact Equity Fund
	2023	6,711	32.36	to	38.52	226,490	0.35%	to	1.25%		0.40%		26.83%	to	27.97%
	2022	3,730	25.52	to	30.10	97,782	0.35%	to	1.25%		0.11%		(26.62)%	to	(25.96)%

Sub-Account		Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
	2021	3,131	34.77	to	40.65	111,820	0.00%	to	1.25%	0.00%	to	0.14%	19.80%	to	274.58%
	2020	2,461	29.03	to	33.63	72,826	0.35%	to	1.25%	0.40%	to	0.46%	(57.70)%	to	29.00%
	2019	24,588	22.50	to	79.50	1,696,160	0.00%	to	1.25%	0.53%	to	0.57%	30.03%	to	31.66%

AB Global Bond Fund
	2023	2,909	11.39	to	12.55	34,701	0.50%	to	1.25%		3.23%		5.51%	to	6.30%
	2022	10,332	10.80	to	11.81	112,959	0.50%	to	1.25%		7.34%		(13.35)%	to	(12.70)%
	2021	10,873	12.46	to	13.52	137,444	0.50%	to	1.25%	2.70%	to	2.75%	(2.14)%	to	(1.41)%
	2020	10,509	12.74	to	13.72	135,550	0.50%	to	1.25%	1.71%	to	1.71%	3.42%	to	4.20%
	2019	9,004	12.32	to	13.16	112,133	0.50%	to	1.25%	3.29%	to	3.31%	6.11%	to	6.91%

AB Global Risk Allocation Fund
	2023	7,939	19.80	to	21.42	160,255	0.00%	to	1.25%		0.25%		4.78%	to	6.09%
	2022	8,376	18.89	to	20.19	164,284	0.00%	to	1.25%		6.00%		(11.07)%	to	(20.99)%
	2021	8,709	21.25	to	25.55	191,251	0.00%	to	1.25%	9.11%	to	9.23%	10.65%	to	12.04%
	2020	9,265	19.20	to	20.01	185,510	0.00%	to	1.25%	3.32%	to	3.34%	9.21%	to	10.59%
	2019	10,295	17.58	to	18.10	192,009	0.00%	to	1.25%	1.27%	to	1.28%	14.85%	to	16.30%

AB Relative Value Fund
	2023	1,629	29.74	to	32.22	47,506	0.50%	to	1.25%		1.37%		10.67%	to	9.84%
	2022	1,629	26.88	to	29.34	43,004	0.50%	to	1.25%		0.98%		(4.66)%	to	(5.37)%
	2021	2,567	28.19	to	31.00	71,683	0.50%	to	1.25%	0.10%	to	0.67%	25.81%	to	26.75%
	2020	3,606	22.24	to	24.64	81,452	0.50%	to	1.25%	1.35%	to	1.35%	1.54%	to	2.30%
	2019	3,551	21.74	to	24.27	78,643	0.50%	to	1.25%	0.35%	to	1.28%	21.56%	to	22.47%

AB Sustainable International Thematic Fund
	2023	27,610	12.78	to	15.32	380,953	0.35%	to	1.25%		0.00%		12.70%	to	11.69%
	2022	28,864	11.34	to	13.71	354,102	0.35%	to	1.25%		0.00%		(27.05)%	to	(32.07)%
	2021	30,110	15.55	to	20.19	506,333	0.35%	to	1.25%	0.00%	to	0.00%	6.72%	to	7.68%
	2020	35,217	14.44	to	17.78	554,451	0.35%	to	1.25%	0.00%	to	0.00%	27.95%	to	29.10%
	2019	36,632	11.18	to	13.89	449,137	0.35%	to	1.25%	0.00%	to	0.00%	25.29%	to	26.43%

AB International Value Fund
	2023	58,781	11.34	to	14.35	698,348	0.00%	to	1.25%		1.14%		13.46%	to	13.53%
	2022	62,415	9.99	to	12.64	647,074	0.00%	to	1.25%		1.18%		(11.91)%	to	(11.85)%
	2021	63,151	11.34	to	14.34	744,982	0.00%	to	1.25%	0.00%	to	2.65%	7.90%	to	9.39%
	2020	64,793	10.37	to	13.29	689,863	0.00%	to	1.25%	0.84%	to	0.86%	0.75%	to	1.30%
	2019	66,145	10.29	to	13.12	700,185	0.00%	to	1.25%	1.19%	to	1.23%	(25.47)%	to	15.03%

AB Growth Fund
	2023	866	42.61	to	46.68	38,864	0.50%	to	1.05%		0.00%		36.06%	to	36.80%
	2022	1,231	31.32	to	34.12	39,915	0.50%	to	1.05%		0.00%		(35.74)%	to	(29.98)%
	2021	1,069	48.73	to	48.73	49,907	0.50%	to	1.25%	0.00%	to	0.00%	20.46%	to	38.99%
	2020	1,416	37.54	to	40.45	56,069	0.50%	to	1.05%	0.00%	to	0.00%	34.51%	to	35.26%
	2019	1,384	27.91	to	29.91	40,637	0.50%	to	1.05%	0.00%	to	0.00%	29.74%	to	30.45%

AB Discovery Growth Fund
	2023	2,304	37.83	to	38.92	92,375	0.50%	to	1.25%		0.00%		18.13%	to	17.25%
	2022	6,503	32.02	to	33.20	222,544	0.50%	to	1.25%		0.00%		(36.43)%	to	(40.71)%
	2021	6,522	50.37	to	55.99	350,480	0.50%	to	1.25%	0.00%	to	0.00%	9.45%	to	10.27%
	2020	6,597	45.68	to	48.07	323,231	0.50%	to	1.25%	0.00%	to	0.00%	50.62%	to	51.75%
	2019	7,582	30.10	to	31.92	242,335	0.50%	to	1.25%	0.00%	to	0.00%	28.81%	to	29.77%

AB Discovery Value Fund
	2023	18,102	28.26	to	32.54	540,834	0.35%	to	1.25%		0.47%		15.25%	to	16.29%
	2022	19,240	24.52	to	27.98	498,940	0.35%	to	1.25%		0.85%		(17.38)%	to	(16.64)%
	2021	20,015	29.68	to	33.56	627,417	0.15%	to	1.25%	0.83%	to	2.00%	33.76%	to	38.71%
	2020	27,239	22.19	to	24.87	639,581	0.35%	to	1.25%	0.58%	to	0.61%	1.83%	to	2.75%
	2019	33,958	21.79	to	24.20	779,263	0.35%	to	1.25%	0.78%	to	0.81%	16.80%	to	18.25%

AB Value Fund
	2023	2,183	15.85	to	17.96	34,730	0.50%	to	1.25%		1.55%		17.03%	to	17.91%
	2022	1,319	13.55	to	15.23	17,948	0.50%	to	1.25%		1.42%		(8.16)%	to	(7.47)%
	2021	1,155	14.75	to	16.46	17,104	0.50%	to	1.25%	0.97%	to	1.07%	25.44%	to	26.39%
	2020	1,039	11.76	to	13.03	12,254	0.50%	to	1.25%	1.38%	to	1.45%	(0.35)%	to	0.40%
	2019	869	11.80	to	12.97	10,291	0.50%	to	1.25%	1.55%	to	1.58%	18.39%	to	19.28%

AB High Income Fund
	2023	24,064	15.47	to	17.04	395,487	0.50%	to	1.25%		7.49%		12.92%	to	13.76%
	2022	27,961	13.70	to	14.98	404,119	0.50%	to	1.25%		6.98%		(12.94)%	to	(12.29)%
	2021	29,444	15.74	to	17.08	486,799	0.35%	to	1.25%	0.00%	to	0.00%	3.62%	to	6.12%
	2020	35,552	15.19	to	16.36	567,436	0.50%	to	1.25%	6.24%	to	6.24%	1.63%	to	2.40%
	2019	31,924	14.94	to	15.97	490,863	0.50%	to	1.25%	0.00%	to	6.36%	12.29%	to	13.14%

American Funds AMCAP Fund®
	2023	87,123	35.65	to	36.67	3,142,184	0.50%	to	1.25%		0.12%		25.37%	to	23.65%
	2022	112,451	28.43	to	29.66	3,118,296	0.00%	to	1.25%		0.00%		(29.90)%	to	(31.30)%
	2021	122,021	40.56	to	43.17	4,837,097	0.00%	to	1.25%	0.00%	to	0.00%	21.72%	to	23.25%
	2020	123,596	33.32	to	33.90	4,021,014	0.00%	to	1.25%	0.00%	to	0.00%	19.52%	to	21.02%
	2019	126,279	27.88	to	28.01	3,403,807	0.00%	to	1.25%	0.24%	to	0.27%	24.33%	to	25.89%

American Funds American Balanced Fund®
	2023	914,964	15.04	to	27.09	18,159,726	0.00%	to	1.25%		2.28%		13.96%	to	12.21%
	2022	986,828	13.20	to	24.15	17,222,188	0.00%	to	1.25%		1.41%		(12.14)%	to	(21.20)%
	2021	1,041,419	15.03	to	30.64	20,599,362	0.00%	to	1.25%	0.00%	to	1.15%	13.93%	to	15.72%
	2020	1,184,253	12.98	to	24.50	20,217,361	0.00%	to	1.25%	0.66%	to	1.08%	(42.59)%	to	9.14%
	2019	469,248	22.45	to	22.62	10,023,584	0.35%	to	1.25%	1.64%	to	1.66%	15.86%	to	17.29%

Sub-Account		Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***

American Funds Capital Income Builder®
	2023	667,852	19.59	to	19.73	12,287,997	0.00%	to	1.25%		3.08%		7.81%	to	8.07%
	2022	771,532	18.17	to	18.26	13,206,989	0.00%	to	1.25%		2.95%		(7.43)%	to	(16.73)%
	2021	836,285	19.63	to	21.93	15,582,997	0.00%	to	1.25%	0.00%	to	2.54%	13.21%	to	14.64%
	2020	915,179	17.12	to	17.64	15,031,581	0.00%	to	1.25%	3.25%	to	3.29%	1.66%	to	2.94%
	2019	1,007,677	16.63	to	17.35	16,182,257	0.00%	to	1.25%	3.08%	to	3.10%	15.53%	to	16.98%

American Funds EuroPacific Growth Fund®
	2023	600,211	27.96	to	33.89	16,810,236	0.00%	to	1.25%		1.42%		13.87%	to	-28.99%
	2022	621,255	24.56	to	47.73	15,106,886	0.00%	to	1.25%		0.90%		(24.19)%	to	(24.41)%
	2021	669,994	32.39	to	63.14	20,951,606	0.00%	to	1.25%	0.00%	to	1.09%	0.92%	to	68.47%
	2020	735,387	32.10	to	37.48	22,856,757	0.00%	to	1.25%	0.00%	to	0.00%	22.89%	to	103.56%
	2019	1,135,181	18.41	to	26.12	25,665,786	0.00%	to	1.25%	0.80%	to	1.09%	25.03%	to	26.98%

American Funds Fundamental Investors Fund®
	2023	494,189	36.88	to	37.17	16,762,123	0.00%	to	1.25%		0.91%		25.46%	to	23.91%
	2022	564,593	29.40	to	30.00	15,478,982	0.00%	to	1.25%		1.13%		(16.95)%	to	(25.29)%
	2021	613,375	35.40	to	40.16	20,417,660	0.00%	to	1.25%	0.00%	to	0.89%	20.56%	to	22.08%
	2020	665,935	29.00	to	30.34	18,253,496	0.00%	to	1.25%	1.36%	to	1.38%	13.16%	to	14.58%
	2019	702,901	25.31	to	26.81	16,948,816	0.00%	to	1.25%	1.22%	to	1.26%	25.59%	to	27.17%

American Funds New Perspective Fund®
	2023	342,702	34.82	to	35.81	11,193,537	0.00%	to	1.25%		0.66%		24.19%	to	22.66%
	2022	356,540	28.03	to	29.19	9,707,726	0.00%	to	1.25%		0.38%		(26.09)%	to	(33.52)%
	2021	386,881	37.93	to	43.91	14,328,867	0.00%	to	1.25%	0.00%	to	0.00%	15.88%	to	17.34%
	2020	405,559	32.33	to	34.52	12,965,860	0.00%	to	1.25%	0.00%	to	0.00%	31.29%	to	32.94%
	2019	409,813	24.32	to	26.29	9,853,337	0.00%	to	1.25%	0.70%	to	0.79%	28.00%	to	29.61%

American Funds The Bond Fund of America®
	2023	233,589	11.98	to	13.01	2,901,937	0.35%	to	1.25%		3.35%		3.12%	to	4.05%
	2022	259,919	11.61	to	12.50	3,128,149	0.35%	to	1.25%		2.27%		(14.02)%	to	(15.70)%
	2021	261,142	13.51	to	14.83	3,634,485	0.35%	to	1.25%	1.12%	to	1.12%	(2.47)%	to	(1.59)%
	2020	302,583	13.85	to	14.64	4,304,694	0.35%	to	1.25%	1.54%	to	1.57%	9.04%	to	10.02%
	2019	314,725	12.70	to	13.31	4,088,011	0.35%	to	1.25%	2.02%	to	2.03%	6.37%	to	7.33%

American Funds The Growth Fund of America®
	2023	953,370	46.38	to	62.41	46,697,635	0.00%	to	1.25%		0.32%		35.06%	to	36.76%
	2022	1,020,335	34.34	to	45.64	36,892,192	0.00%	to	1.25%		0.00%		(31.81)%	to	(36.88)%
	2021	1,121,472	50.36	to	72.31	59,333,821	0.00%	to	1.25%	0.00%	to	0.00%	17.45%	to	30.12%
	2020	1,221,223	42.87	to	55.57	54,994,663	0.00%	to	1.25%	0.00%	to	0.00%	35.68%	to	37.39%
	2019	1,338,583	31.60	to	40.45	43,871,012	0.00%	to	1.25%	0.25%	to	0.38%	26.12%	to	27.71%

American Funds The Income Fund of America®
	2023	384,255	23.17	to	23.58	8,556,838	0.00%	to	1.25%		3.41%		5.89%	to	7.22%
	2022	429,356	21.88	to	21.99	8,973,692	0.00%	to	1.25%		2.80%		(7.23)%	to	(15.70)%
	2021	511,326	23.59	to	26.09	11,508,954	0.00%	to	1.25%	0.00%	to	1.88%	15.51%	to	16.96%
	2020	579,296	20.17	to	20.57	11,291,099	0.00%	to	1.25%	1.02%	to	3.03%	3.35%	to	7.92%
	2019	586,845	18.69	to	19.91	10,997,842	0.35%	to	1.25%	2.94%	to	2.94%	17.01%	to	18.07%

American Funds The Investment Company of America®
	2023	324,335	33.59	to	34.08	10,548,539	0.35%	to	1.25%		1.23%		27.60%	to	26.46%
	2022	338,777	26.32	to	26.95	8,682,914	0.35%	to	1.25%		1.04%		(18.78)%	to	(24.25)%
	2021	385,851	32.41	to	35.58	11,793,938	0.15%	to	1.25%	0.00%	to	4.70%	23.02%	to	36.46%
	2020	419,886	25.27	to	26.35	10,391,295	0.35%	to	1.25%	1.26%	to	1.27%	12.71%	to	13.73%
	2019	440,305	22.22	to	23.37	9,616,239	0.35%	to	1.25%	1.60%	to	1.67%	13.15%	to	22.55%

American Funds The New Economy Fund®
	2023	50,271	36.67	to	39.11	1,826,943	0.35%	to	1.25%		0.00%		22.82%	to	27.10%
	2022	80,536	29.85	to	30.77	2,327,162	0.00%	to	1.25%		0.00%		(29.88)%	to	(36.93)%
	2021	91,673	42.58	to	48.79	3,771,825	0.00%	to	1.25%	0.00%	to	0.00%	10.18%	to	11.57%
	2020	102,102	38.16	to	40.33	3,791,704	0.00%	to	1.25%	0.00%	to	0.00%	31.38%	to	33.03%
	2019	109,485	28.69	to	30.70	3,085,819	0.00%	to	1.25%	0.01%	to	0.01%	24.49%	to	26.05%

American Funds Washington Mutual Investors Fund
	2023	150,179	35.11	to	36.88	5,249,398	0.35%	to	1.25%		1.44%		15.40%	to	16.44%
	2022	177,546	30.42	to	31.67	5,374,729	0.35%	to	1.25%		1.51%		(9.92)%	to	(14.59)%
	2021	189,231	33.77	to	37.08	6,307,677	0.15%	to	1.25%	0.00%	to	3.40%	26.47%	to	31.15%
	2020	198,801	26.70	to	27.30	5,224,254	0.35%	to	1.25%	1.60%	to	1.61%	6.03%	to	6.99%
	2019	209,002	25.19	to	25.52	5,109,764	0.35%	to	1.25%	1.55%	to	1.57%	23.57%	to	24.68%

American Funds American Mutual Fund®
	2023	137,025	31.32	to	31.67	3,899,928	0.00%	to	1.25%		1.83%		7.84%	to	8.88%
	2022	176,064	29.04	to	29.08	4,985,220	0.00%	to	1.25%		1.61%		(4.81)%	to	(14.37)%
	2021	174,490	30.51	to	33.97	5,257,768	0.00%	to	1.25%	0.00%	to	1.42%	22.99%	to	24.54%
	2020	172,297	24.50	to	25.15	4,178,717	0.00%	to	1.25%	1.77%	to	1.78%	3.10%	to	4.40%
	2019	169,247	23.47	to	24.40	3,953,608	0.00%	to	1.25%	1.76%	to	1.77%	19.82%	to	21.33%

American Funds Capital World Growth and Income Fund®
	2023	696,573	29.59	to	32.54	22,034,073	0.00%	to	1.25%		1.72%		8.15%	to	-36.43%
	2022	791,346	27.36	to	51.19	21,217,963	0.00%	to	1.25%		1.74%		(18.57)%	to	(61.54)%
	2021	874,043	33.60	to	133.09	28,822,019	0.00%	to	1.25%	0.00%	to	1.26%	13.00%	to	144.74%
	2020	934,246	25.81	to	29.74	27,353,911	0.00%	to	1.25%	1.13%	to	1.45%	13.59%	to	15.36%
	2019	989,508	22.38	to	26.18	25,206,718	0.00%	to	1.25%	0.00%	to	1.81%	23.39%	to	25.32%

American Funds SMALLCAP World Fund®
	2023	26,509	24.20	to	28.87	681,862	0.50%	to	1.25%		0.50%		17.94%	to	17.06%
	2022	27,946	20.52	to	24.66	616,086	0.50%	to	1.25%		0.00%		(39.10)%	to	(35.13)%
	2021	31,102	33.69	to	38.02	968,450	0.15%	to	1.25%	0.00%	to	0.00%	8.58%	to	9.78%
	2020	39,440	30.69	to	32.90	1,130,337	0.15%	to	1.25%	0.00%	to	0.00%	35.35%	to	55.22%
	2019	39,982	19.77	to	24.31	843,854	0.50%	to	1.25%	0.00%	to	0.00%	14.80%	to	28.79%

Sub-Account		Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***

American Funds New World Fund®
	2023	20,845	16.54	to	17.74	364,651	0.35%	to	1.25%		0.96%		14.04%	to	15.07%
	2022	26,778	14.50	to	15.42	409,549	0.35%	to	1.25%		0.61%		(23.23)%	to	(22.54)%
	2021	25,024	18.89	to	19.90	494,662	0.35%	to	1.25%	0.00%	to	0.00%	3.15%	to	4.45%
	2020	18,912	18.32	to	19.45	358,498	0.00%	to	1.25%	0.00%	to	0.00%	22.93%	to	24.48%
	2019	26,160	14.90	to	15.62	402,486	0.00%	to	1.25%	0.00%	to	0.92%	25.58%	to	27.16%

Ariel Appreciation Fund
	2023	2,496	29.91	to	39.14	81,943	0.00%	to	1.25%		0.86%		9.25%	to	3.41%
	2022	2,451	27.38	to	37.85	74,910	0.00%	to	1.25%		0.58%		(13.51)%	to	(20.67)%
	2021	2,607	31.66	to	47.71	93,671	0.00%	to	1.25%	0.46%	to	0.52%	10.13%	to	24.30%
	2020	2,470	25.47	to	43.32	72,771	0.00%	to	1.25%	0.52%	to	0.68%	(2.89)%	to	6.03%
	2019	7,177	24.02	to	44.61	191,997	0.00%	to	1.25%	0.81%	to	1.00%	15.54%	to	23.05%

Ariel Fund
	2023	1,064	28.73	to	68.30	40,342	0.00%	to	1.25%		0.23%		14.38%	to	9.58%
	2022	4,519	25.12	to	62.33	128,653	0.00%	to	1.25%		0.41%		(19.82)%	to	(25.39)%
	2021	4,395	31.33	to	83.54	156,956	0.00%	to	1.25%	0.04%	to	0.04%	23.58%	to	28.74%
	2020	2,633	24.33	to	67.60	76,000	0.00%	to	1.25%	0.38%	to	0.44%	3.92%	to	8.65%
	2019	13,726	22.39	to	65.05	340,343	0.00%	to	1.25%	0.64%	to	0.89%	17.59%	to	23.12%

Artisan Mid Cap Value Fund
	2023	49,742	31.77	to	77.51	3,346,909	0.00%	to	1.25%		0.65%		16.69%	to	18.15%
	2022	55,088	27.23	to	65.60	3,184,505	0.00%	to	1.25%		0.25%		26.29%	to	(13.21)%
	2021	59,870	21.56	to	75.59	4,028,629	0.00%	to	1.25%	0.00%	to	0.17%	(63.96)%	to	24.78%
	2020	65,288	25.46	to	59.83	3,500,935	0.00%	to	1.25%	0.52%	to	0.55%	4.13%	to	5.44%
	2019	77,348	24.45	to	56.74	3,896,587	0.00%	to	1.25%	0.57%	to	0.60%	21.99%	to	23.53%

Ave Maria Rising Dividend Fund
	2023	43,469	37.06	to	44.06	1,783,758	0.00%	to	1.25%		1.19%		11.79%	to	13.19%
	2022	42,034	33.15	to	38.92	1,531,461	0.00%	to	1.25%		1.48%		(6.44)%	to	(5.27)%
	2021	40,747	35.43	to	41.09	1,573,205	0.00%	to	1.25%	0.00%	to	0.88%	23.80%	to	25.35%
	2020	43,950	28.62	to	32.78	1,359,200	0.00%	to	1.25%	1.23%	to	1.25%	5.13%	to	6.45%
	2019	41,636	27.23	to	30.79	1,218,964	0.00%	to	1.25%	1.24%	to	1.25%	25.99%	to	27.58%

Ave Maria Value Fund
	2023	1,742	16.34	to	17.05	28,853	0.75%	to	1.25%		0.54%		2.24%	to	2.75%
	2022	2,706	15.98	to	16.59	43,520	0.75%	to	1.25%		1.41%		2.89%	to	5.43%
	2021	1,464	15.54	to	15.74	22,972	0.50%	to	1.25%	0.29%	to	0.84%	23.60%	to	28.33%
	2020	1,423	12.57	to	12.71	18,045	1.05%	to	1.25%	0.53%	to	0.56%	4.84%	to	5.05%
	2019	1,391	11.99	to	12.10	16,797	1.05%	to	1.25%	0.04%	to	0.05%	18.03%	to	19.03%

Ave Maria Growth Fund
	2023	4,042	46.09	to	51.13	191,462	0.50%	to	1.25%		0.11%		28.68%	to	29.64%
	2022	3,443	35.82	to	39.44	126,727	0.50%	to	1.25%		0.25%		(22.21)%	to	(26.13)%
	2021	4,010	46.05	to	53.39	190,309	0.00%	to	1.25%	0.00%	to	0.00%	16.09%	to	17.55%
	2020	3,894	39.66	to	45.42	158,496	0.00%	to	1.25%	0.00%	to	0.00%	16.90%	to	18.37%
	2019	5,212	33.93	to	38.37	188,010	0.00%	to	1.25%	0.01%	to	0.01%	35.39%	to	43.29%

BlackRock LifePath® Dynamic 2030 Fund
	2023	1,069,848	22.42	to	40.92	24,246,415	0.00%	to	1.25%		3.29%		22.46%	to	15.38%
	2022	1,101,301	18.31	to	35.47	22,122,308	0.00%	to	1.25%		1.42%		(22.65)%	to	(15.83)%
	2021	1,212,172	23.67	to	42.14	29,297,504	0.00%	to	1.25%	0.00%	to	0.00%	10.07%	to	11.46%
	2020	1,272,953	21.51	to	37.81	29,043,728	0.00%	to	1.25%	1.71%	to	1.79%	11.64%	to	116.70%
	2019	1,302,525	17.45	to	19.26	26,863,695	0.50%	to	1.25%	2.23%	to	2.40%	(36.32)%	to	20.56%

BlackRock LifePath® Dynamic 2040 Fund
	2023	1,214,307	25.06	to	47.59	29,032,921	0.00%	to	1.25%		3.72%		17.75%	to	19.23%
	2022	1,201,977	21.28	to	39.91	24,765,260	0.00%	to	1.25%		1.45%		(18.11)%	to	(17.09)%
	2021	1,272,679	25.99	to	48.14	31,993,685	0.00%	to	1.25%	0.00%	to	6.65%	14.60%	to	16.04%
	2020	1,290,958	22.68	to	41.48	29,080,173	0.00%	to	1.25%	1.44%	to	1.50%	12.57%	to	13.98%
	2019	1,280,284	20.14	to	36.39	25,867,486	0.00%	to	1.25%	2.19%	to	2.26%	24.16%	to	25.72%

BlackRock LifePath® Dynamic Retirement Fund
	2023	582,560	18.31	to	20.22	11,990,065	0.00%	to	1.25%		3.86%		5.25%	to	-23.88%
	2022	687,655	17.39	to	26.56	12,945,939	0.00%	to	1.25%		0.74%		(15.91)%	to	(14.85)%
	2021	798,359	20.68	to	31.20	17,822,960	0.00%	to	1.25%	0.00%	to	3.47%	5.56%	to	6.88%
	2020	902,317	19.59	to	29.19	19,078,978	0.00%	to	1.25%	1.94%	to	1.98%	11.42%	to	12.82%
	2019	980,408	17.59	to	25.87	18,863,186	0.00%	to	1.25%	2.51%	to	2.89%	15.46%	to	16.91%

BlackRock LifePath® Dynamic 2050 Fund
	2023	296,053	27.01	to	32.20	8,384,503	0.00%	to	1.25%		3.13%		20.19%	to	22.02%
	2022	271,937	22.48	to	26.39	6,440,123	0.00%	to	1.25%		1.44%		(19.91)%	to	(18.92)%
	2021	272,034	28.07	to	32.54	8,002,942	0.00%	to	1.25%	0.00%	to	6.67%	16.41%	to	18.45%
	2020	254,814	24.11	to	27.47	6,522,920	0.00%	to	1.25%	1.10%	to	1.34%	13.08%	to	26.36%
	2019	257,213	21.32	to	21.74	5,783,564	1.05%	to	1.25%	1.99%	to	2.15%	14.89%	to	24.54%

BlackRock LifePath® Dynamic 2025 Fund
	2023	32,156	17.52	to	19.51	566,992	0.35%	to	1.25%		3.36%		11.47%	to	18.82%
	2022	44,815	15.71	to	16.42	707,890	0.85%	to	1.25%		1.03%		(16.59)%	to	(16.25)%
	2021	47,768	18.84	to	19.61	909,542	0.50%	to	1.25%	0.00%	to	7.69%	7.21%	to	11.46%
	2020	32,070	17.57	to	18.21	570,746	0.85%	to	1.25%	1.69%	to	2.21%	11.21%	to	11.65%
	2019	21,955	15.80	to	16.31	352,014	0.85%	to	1.25%	0.00%	to	1.95%	17.33%	to	17.68%

BlackRock LifePath® Dynamic 2035 Fund
	2023	43,814	20.85	to	23.22	930,369	0.35%	to	1.25%		3.17%		15.55%	to	18.53%
	2022	44,343	18.05	to	19.59	813,339	0.50%	to	1.25%		1.21%		(17.83)%	to	(17.21)%
	2021	36,648	21.96	to	23.66	814,515	0.50%	to	1.25%	0.00%	to	16.31%	12.06%	to	15.46%

Sub-Account		Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
	2020	35,226	19.60	to	20.50	695,775	0.75%	to	1.25%	1.34%	to	1.36%	12.14%	to	12.70%
	2019	31,853	17.48	to	18.19	560,664	0.75%	to	1.25%	1.49%	to	1.98%	21.84%	to	22.45%

BlackRock LifePath® Dynamic 2045 Fund
	2023	17,363	23.58	to	26.26	419,184	0.35%	to	1.25%		2.63%		19.23%	to	20.30%
	2022	31,538	19.78	to	21.83	639,901	0.35%	to	1.25%		1.23%		(18.90)%	to	(18.17)%
	2021	24,645	24.39	to	26.68	612,678	0.35%	to	1.25%	0.00%	to	6.01%	15.87%	to	16.92%
	2020	19,813	21.05	to	22.82	423,134	0.35%	to	1.25%	1.22%	to	1.25%	12.61%	to	13.63%
	2019	19,069	18.69	to	20.08	361,451	0.35%	to	1.25%	1.89%	to	2.07%	24.48%	to	25.61%

BlackRock LifePath® Dynamic 2055 Fund
	2023	40,530	24.60	to	27.39	1,018,463	0.35%	to	1.25%		3.31%		20.27%	to	21.35%
	2022	33,954	20.45	to	22.57	703,714	0.35%	to	1.25%		1.30%		(19.91)%	to	(19.19)%
	2021	41,972	25.53	to	27.93	1,089,139	0.35%	to	1.25%	0.00%	to	6.16%	16.67%	to	17.72%
	2020	32,719	21.89	to	23.73	727,566	0.35%	to	1.25%	1.14%	to	1.18%	13.74%	to	14.77%
	2019	23,679	19.24	to	20.67	462,307	0.35%	to	1.25%	1.82%	to	2.18%	24.56%	to	25.68%

Baron Small Cap Fund
	2023	7,770	38.54	to	57.09	336,508	0.00%	to	1.25%		0.00%		56.48%	to	85.62%
	2022	8,216	24.63	to	30.76	276,888	0.00%	to	1.25%		0.00%		(45.61)%	to	(52.99)%
	2021	8,801	45.28	to	65.43	425,147	0.00%	to	1.25%	0.00%	to	0.00%	14.09%	to	15.53%
	2020	8,598	39.69	to	56.63	388,167	0.00%	to	1.25%	0.00%	to	0.00%	38.59%	to	40.33%
	2019	65,199	28.64	to	40.36	2,580,174	0.00%	to	1.25%	0.00%	to	0.00%	32.83%	to	34.50%

BlackRock Impact Mortgage Fund
	2023	18,306	9.84	to	11.01	195,236	0.35%	to	1.25%		3.27%		3.16%	to	4.09%
	2022	15,990	9.54	to	10.58	164,561	0.35%	to	1.25%		2.17%		(14.47)%	to	(13.70)%
	2021	15,910	11.15	to	12.26	190,512	0.00%	to	1.25%	0.00%	to	0.00%	(2.75)%	to	(1.52)%
	2020	16,119	11.47	to	12.91	196,650	0.00%	to	1.25%	0.75%	to	1.55%	5.09%	to	6.41%
	2019	12,588	10.91	to	12.13	144,127	0.00%	to	1.25%	2.26%	to	2.34%	5.14%	to	6.46%

BlackRock Equity Dividend Fund
	2023	52,027	50.58	to	60.87	2,800,405	0.00%	to	1.25%		1.96%		10.98%	to	12.37%
	2022	53,937	45.57	to	54.17	2,594,337	0.00%	to	1.25%		1.35%		(5.37)%	to	(4.18)%
	2021	56,415	48.16	to	56.53	2,851,718	0.00%	to	1.25%	0.00%	to	1.17%	18.59%	to	20.08%
	2020	60,341	40.61	to	47.08	2,558,528	0.00%	to	1.25%	1.81%	to	1.82%	2.35%	to	3.64%
	2019	61,176	39.68	to	45.42	2,523,293	0.00%	to	1.25%	1.54%	to	1.73%	25.67%	to	27.25%

BlackRock Capital Appreciation Fund
	2023	7,111	70.24	to	78.49	516,838	0.50%	to	1.25%		0.00%		47.01%	to	48.11%
	2022	7,311	47.78	to	52.99	360,242	0.50%	to	1.25%		0.00%		(38.61)%	to	(38.15)%
	2021	6,084	77.83	to	85.68	486,918	0.50%	to	1.25%	0.00%	to	0.00%	19.20%	to	20.09%
	2020	5,841	65.30	to	71.35	390,873	0.50%	to	1.25%	0.00%	to	0.00%	38.35%	to	39.39%
	2019	9,908	47.20	to	51.19	480,624	0.50%	to	1.25%	0.00%	to	0.00%	30.21%	to	31.19%

BlackRock Advantage Large Cap Growth Fund
	2023	2,239	66.79	to	74.64	153,324	0.50%	to	1.25%		0.05%		37.65%	to	45.55%
	2022	1,356	48.52	to	51.28	66,034	0.85%	to	1.25%		0.17%		(31.24)%	to	(33.99)%
	2021	1,431	70.56	to	77.68	101,926	0.50%	to	1.25%	0.00%	to	0.00%	24.84%	to	25.78%
	2020	1,573	56.52	to	61.76	89,538	0.50%	to	1.25%	0.11%	to	0.12%	32.43%	to	33.42%
	2019	1,374	42.68	to	46.29	58,962	0.50%	to	1.25%	0.58%	to	0.64%	31.73%	to	32.72%

Calvert VP SRI Balanced Portfolio
	2023	1,558	25.61	to	25.61	39,904	0.70%	to	0.70%		1.61%		16.01%	to	16.01%
	2022	1,555	22.08	to	22.08	34,319	0.70%	to	0.70%		1.22%		(16.00)%	to	(16.00)%
	2021	1,553	26.28	to	26.28	40,823	0.70%	to	0.70%	1.25%	to	1.25%	14.31%	to	14.31%
	2020	20,555	22.99	to	22.99	472,612	0.70%	to	0.70%	1.53%	to	1.53%	14.46%	to	14.46%
	2019	20,863	20.09	to	20.09	419,103	0.70%	to	0.70%	1.57%	to	1.57%	23.54%	to	23.54%

Calvert Equity Fund
	2023	170,922	47.45	to	82.25	9,333,280	0.00%	to	1.25%		0.19%		16.47%	to	24.33%
	2022	162,288	40.74	to	66.15	8,164,359	0.00%	to	1.25%		0.00%		(18.60)%	to	(21.82)%
	2021	202,881	50.05	to	84.61	12,672,053	0.00%	to	1.25%	0.00%	to	0.00%	26.37%	to	27.33%
	2020	205,612	39.31	to	65.63	10,056,221	0.00%	to	1.25%	0.00%	to	0.00%	22.73%	to	24.27%
	2019	173,102	32.03	to	52.81	6,290,031	0.00%	to	1.25%	0.02%	to	0.03%	34.81%	to	36.50%

Calvert Bond Fund
	2023	138,671	13.81	to	16.31	2,011,378	0.00%	to	1.25%		4.05%		5.97%	to	7.30%
	2022	138,235	13.03	to	15.20	1,912,805	0.00%	to	1.25%		2.64%		(13.55)%	to	(12.47)%
	2021	142,985	15.08	to	17.36	2,273,295	0.00%	to	1.25%	0.00%	to	0.00%	(1.15)%	to	0.09%
	2020	130,585	15.25	to	17.35	2,091,280	0.00%	to	1.25%	2.17%	to	2.18%	6.07%	to	7.40%
	2019	141,601	14.38	to	16.15	2,131,822	0.00%	to	1.25%	0.00%	to	2.55%	7.11%	to	8.46%

Calvert Income Fund
	2023	55,732	13.08	to	14.72	766,096	0.50%	to	1.25%		5.03%		7.20%	to	8.00%
	2022	55,185	12.21	to	13.63	702,812	0.50%	to	1.25%		3.61%		(16.64)%	to	(16.01)%
	2021	41,217	14.64	to	16.22	631,368	0.50%	to	1.25%	0.00%	to	2.68%	0.43%	to	1.19%
	2020	43,069	14.58	to	16.03	652,841	0.50%	to	1.25%	3.08%	to	3.10%	6.93%	to	7.74%
	2019	43,251	13.63	to	14.88	611,392	0.50%	to	1.25%	3.36%	to	3.37%	13.35%	to	14.20%

Columbia Contrarian Core Fund
	2023	3,317	77.75	to	86.88	266,547	0.50%	to	1.25%		0.29%		30.12%	to	31.10%
	2022	5,372	59.75	to	66.27	327,151	0.50%	to	1.25%		0.20%		(19.80)%	to	(19.20)%
	2021	6,266	74.50	to	82.02	477,143	0.50%	to	1.25%	0.00%	to	0.11%	22.48%	to	23.40%
	2020	7,134	60.83	to	66.47	443,034	0.50%	to	1.25%	0.62%	to	0.69%	20.46%	to	21.37%
	2019	8,225	50.50	to	54.76	422,195	0.50%	to	1.25%	0.77%	to	1.07%	30.95%	to	31.94%

Sub-Account		Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***

Columbia Small Cap Value I Fund
	2023	2,551	57.96	to	62.42	151,569	0.75%	to	1.25%		0.58%		19.86%	to	20.46%
	2022	2,756	48.36	to	51.82	136,374	0.75%	to	1.25%		0.34%		(9.96)%	to	(9.51)%
	2021	2,869	53.71	to	57.26	157,765	0.50%	to	1.25%	0.00%	to	0.00%	27.16%	to	28.11%
	2020	3,049	42.24	to	46.15	131,644	0.50%	to	1.25%	0.43%	to	0.72%	6.49%	to	7.29%
	2019	1,831	39.66	to	43.02	74,102	0.50%	to	1.25%	0.49%	to	0.49%	19.46%	to	20.35%

Columbia Select Mid Cap Value Fund
	2023	78,544	16.53	to	29.40	1,896,086	0.00%	to	1.25%		0.88%		9.14%	to	10.25%
	2022	81,812	15.15	to	26.66	1,812,663	0.00%	to	1.25%		0.60%		(10.27)%	to	(4.70)%
	2021	62,224	16.88	to	27.98	1,476,680	0.35%	to	1.25%	0.00%	to	0.00%	30.55%	to	31.96%
	2020	65,121	12.93	to	22.32	1,174,396	0.00%	to	1.25%	0.35%	to	0.49%	(27.76)%	to	6.48%
	2019	45,233	17.90	to	20.96	846,462	0.00%	to	1.25%	0.94%	to	0.95%	29.67%	to	31.30%

Columbia Acorn Fund
	2023	19,202	50.38	to	56.30	1,004,042	0.50%	to	1.25%		0.00%		20.09%	to	12.91%
	2022	27,338	41.95	to	49.87	1,229,545	0.00%	to	1.25%		0.00%		(34.83)%	to	(34.01)%
	2021	24,828	64.37	to	75.56	1,695,202	0.00%	to	1.25%	0.00%	to	0.96%	7.44%	to	8.79%
	2020	25,511	59.91	to	69.45	1,613,066	0.00%	to	1.25%	0.00%	to	0.00%	27.58%	to	29.18%
	2019	29,155	46.96	to	53.76	1,435,177	0.00%	to	1.25%	0.00%	to	0.00%	24.65%	to	26.21%

CRM Mid Cap Value Fund
	2023	8,414	34.38	to	43.29	334,682	0.00%	to	1.25%		1.06%		5.07%	to	6.39%
	2022	9,688	32.72	to	40.69	361,018	0.00%	to	1.25%		1.16%		(10.49)%	to	(9.37)%
	2021	9,340	36.55	to	44.90	385,289	0.00%	to	1.25%	0.74%	to	0.97%	27.48%	to	29.09%
	2020	14,222	28.67	to	34.78	465,912	0.00%	to	1.25%	0.37%	to	0.46%	9.18%	to	10.55%
	2019	15,304	26.26	to	31.46	457,691	0.00%	to	1.25%	0.00%	to	0.44%	23.03%	to	24.58%

Columbia Disciplined Small Core Fund ##
	2023	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2022	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2021	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2020	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2019	2,859	18.79	to	20.23	54,731	0.50%	to	1.25%	0.63%	to	0.91%	19.26%	to	20.16%

Calamos International Growth Fund
	2023	99	15.29	to	15.29	1,513	1.25%	to	1.25%		0.04%		13.62%	to	13.62%
	2022	99	13.46	to	13.46	1,335	1.25%	to	1.25%		0.00%		(31.57)%	to	(31.57)%
	2021	99	19.67	to	19.67	1,943	1.25%	to	1.25%	0.01%	to	0.01%	5.45%	to	5.45%
	2020	100	18.65	to	18.65	1,852	1.25%	to	1.25%	0.00%	to	0.00%	42.78%	to	42.78%
	2019	100	13.06	to	13.06	1,303	1.25%	to	1.25%	0.00%	to	0.00%	27.71%	to	27.71%

Davis Financial Fund
	2023	8,237	23.69	to	26.23	214,179	0.50%	to	1.25%		1.47%		14.95%	to	14.09%
	2022	12,494	20.61	to	22.99	272,350	0.50%	to	1.25%		1.54%		(9.36)%	to	(15.46)%
	2021	13,000	22.73	to	27.19	311,792	0.50%	to	1.25%	0.89%	to	1.20%	29.83%	to	30.81%
	2020	13,941	17.38	to	19.68	255,390	0.50%	to	1.25%	1.52%	to	1.73%	(7.05)%	to	(6.35)%
	2019	12,748	18.56	to	21.17	249,280	0.50%	to	1.25%	1.51%	to	1.64%	24.74%	to	25.68%

Davis New York Venture Fund
	2023	130,235	37.34	to	121.29	4,964,063	0.00%	to	1.25%		0.92%		68.36%	to	317.01%
	2022	141,339	22.18	to	29.09	4,151,678	0.00%	to	1.25%		1.47%		(37.84)%	to	(74.27)%
	2021	157,904	35.68	to	113.04	5,616,143	0.00%	to	1.25%	0.00%	to	0.00%	11.11%	to	12.51%
	2020	177,701	32.12	to	100.48	5,699,589	0.00%	to	1.25%	0.56%	to	0.59%	10.03%	to	11.41%
	2019	201,073	29.19	to	90.19	5,864,392	0.00%	to	1.25%	1.55%	to	1.59%	29.28%	to	30.91%

Davis Opportunity Fund
	2023	3,130	30.78	to	31.73	95,758	0.50%	to	1.25%		1.34%		21.52%	to	20.61%
	2022	4,016	25.33	to	26.31	102,179	0.50%	to	1.25%		0.36%		(14.51)%	to	(15.14)%
	2021	4,204	29.63	to	31.00	123,934	0.50%	to	1.25%	0.08%	to	0.14%	23.41%	to	24.34%
	2020	4,740	23.83	to	25.12	112,429	0.50%	to	1.25%	0.19%	to	0.50%	11.39%	to	12.23%
	2019	7,972	21.23	to	22.55	169,392	0.50%	to	1.25%	0.40%	to	0.42%	23.93%	to	24.86%

Delaware Diversified Income Fund
	2023	11,749	11.37	to	12.14	142,557	0.50%	to	1.05%		3.98%		7.62%	to	5.87%
	2022	11,863	10.56	to	11.47	134,798	0.50%	to	1.25%		3.27%		(15.03)%	to	(14.39)%
	2021	13,865	12.43	to	13.39	182,391	0.50%	to	1.25%	2.12%	to	2.43%	(2.42)%	to	3.28%
	2020	3,175	12.74	to	12.97	40,469	1.05%	to	1.25%	2.88%	to	2.96%	9.19%	to	9.41%
	2019	829	11.67	to	11.85	9,684	1.05%	to	1.25%	3.26%	to	3.29%	5.49%	to	9.39%

Delaware Extended Duration Bond Fund
	2023	200	13.38	to	14.29	2,834	0.50%	to	1.05%		4.29%		8.22%	to	8.82%
	2022	170	12.36	to	13.13	2,210	0.50%	to	1.05%		3.69%		(26.02)%	to	(27.08)%
	2021	156	16.71	to	18.01	2,788	0.50%	to	1.25%	0.00%	to	2.94%	(3.77)%	to	(1.29)%
	2020	145	17.37	to	18.24	2,617	0.50%	to	1.05%	3.22%	to	3.54%	13.30%	to	13.92%
	2019	767	15.33	to	16.01	11,926	0.50%	to	1.05%	1.50%	to	3.54%	23.13%	to	25.10%

Dreyfus Bond Market Index Fund
	2023	968,316	11.72	to	14.26	13,372,238	0.00%	to	1.25%		3.14%		3.83%	to	5.13%
	2022	961,586	11.29	to	13.56	12,623,622	0.00%	to	1.25%		2.20%		6.91%	to	(13.63)%
	2021	1,041,642	10.56	to	15.70	15,808,474	0.00%	to	1.25%	0.00%	to	0.00%	(4.43)%	to	(3.16)%
	2020	951,277	11.05	to	13.67	14,677,258	0.00%	to	1.25%	0.00%	to	2.06%	(25.96)%	to	5.94%
	2019	900,400	12.90	to	14.93	13,011,183	0.00%	to	1.25%	1.51%	to	2.57%	6.79%	to	48.95%

BNY Mellon Variable Investment Fund Appreciation Portfolio
	2023	724	42.08	to	42.08	30,467	0.70%	to	0.70%		0.72%		20.13%	to	20.13%
	2022	693	35.03	to	35.03	24,279	0.70%	to	0.70%		0.67%		(18.64)%	to	(18.64)%
	2021	643	43.05	to	43.05	27,678	0.70%	to	0.70%	0.44%	to	0.44%	26.24%	to	26.24%
	2020	589	34.10	to	34.10	20,078	0.70%	to	0.70%	0.71%	to	0.71%	22.83%	to	22.83%
	2019	850	27.76	to	27.76	23,610	0.70%	to	0.70%	1.18%	to	1.18%	35.15%	to	35.15%

Sub-Account		Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***

BNY Mellon International Stock Index Fund
	2023	16,298	19.37	to	19.37	315,682	0.00%	to	0.00%		3.02%		17.21%	to	17.21%
	2022	17,974	16.53	to	16.53	297,032	0.00%	to	0.00%		2.14%		(14.55)%	to	(14.55)%
	2021	18,302	19.34	to	19.34	353,970	0.00%	to	0.00%	3.10%	to	3.10%	10.85%	to	10.85%
	2020	20,740	17.45	to	17.45	361,855	0.00%	to	0.00%	1.80%	to	1.80%	7.50%	to	7.50%
	2019	24,805	16.23	to	16.23	402,575	0.00%	to	0.00%	2.74%	to	2.74%	21.46%	to	21.46%

BNY Mellon MidCap Index Fund
	2023	241,728	38.10	to	134.26	19,813,039	0.00%	to	1.25%		1.13%		43.40%	to	303.30%
	2022	255,117	26.57	to	33.29	17,744,160	0.00%	to	1.25%		1.21%		(25.53)%	to	(75.15)%
	2021	259,930	35.68	to	133.96	21,135,160	0.00%	to	1.25%	0.00%	to	0.65%	(66.93)%	to	22.62%
	2020	267,786	31.79	to	107.89	17,838,201	0.00%	to	1.25%	1.09%	to	1.20%	11.69%	to	13.10%
	2019	291,002	28.46	to	95.40	16,995,184	0.00%	to	1.25%	0.00%	to	1.17%	24.00%	to	25.56%

BNY Mellon Small Cap Stock Index Fund
	2023	180,922	36.41	to	97.95	12,966,953	0.00%	to	1.25%		1.41%		48.25%	to	206.88%
	2022	188,928	24.56	to	31.92	11,812,763	0.00%	to	1.25%		1.13%		(26.77)%	to	(68.60)%
	2021	209,690	33.54	to	101.64	15,055,320	0.00%	to	1.25%	0.00%	to	0.83%	(58.33)%	to	24.69%
	2020	224,228	31.07	to	80.50	12,894,667	0.00%	to	1.25%	0.97%	to	1.10%	9.53%	to	10.91%
	2019	244,002	28.36	to	72.58	12,951,415	0.00%	to	1.25%	1.09%	to	1.13%	20.77%	to	22.29%

BNY Mellon Variable Investment Fund Growth and Income Portfo ##
	2023	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2022	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2021	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2020	4	33.52	to	33.52	132	0.70%	to	0.70%	1.55%	to	1.55%	33.09%	to	62.53%
	2019	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—

Dreyfus VIF Quality Bond Portfolio Fund ##
	2023	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2022	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2021	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2020	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2019	4,996	14.82	to	14.82	74,052	0.70%	to	0.70%	1.90%	to	1.90%	7.30%	to	7.30%

BNY Mellon Sustainable U.S. Equity Portfolio
	2023	194	41.56	to	41.56	8,057	0.70%	to	0.70%		0.71%		22.96%	to	22.96%
	2022	194	33.80	to	33.80	6,552	0.70%	to	0.70%		0.52%		(23.41)%	to	(23.41)%
	2021	194	44.13	to	44.13	8,562	0.70%	to	0.70%	0.74%	to	0.74%	26.11%	to	26.11%
	2020	194	34.99	to	34.99	6,785	0.70%	to	0.70%	1.07%	to	1.07%	23.28%	to	23.28%
	2019	194	28.38	to	28.38	5,503	0.70%	to	0.70%	1.43%	to	1.43%	33.42%	to	33.42%

BNY Mellon S&P 500 Index Fund
	2023	989,306	35.99	to	43.77	39,378,587	0.00%	to	1.25%		1.16%		24.13%	to	25.68%
	2022	998,040	28.99	to	34.82	33,161,274	0.00%	to	1.25%		1.18%		(19.55)%	to	(18.53)%
	2021	1,012,561	36.03	to	42.75	41,404,339	0.00%	to	1.25%	0.00%	to	0.00%	26.49%	to	28.08%
	2020	1,010,288	28.49	to	33.38	32,408,037	0.00%	to	1.25%	1.45%	to	1.45%	16.31%	to	17.77%
	2019	1,029,503	24.49	to	28.34	28,100,882	0.00%	to	1.25%	0.00%	to	1.64%	(35.55)%	to	29.24%

Eaton Vance Large-Cap Value Fund
	2023	53,703	25.89	to	27.93	1,450,276	0.35%	to	1.25%		1.01%		7.54%	to	6.58%
	2022	68,676	24.07	to	26.21	1,765,904	0.35%	to	1.25%		1.07%		(6.03)%	to	(12.54)%
	2021	68,574	25.62	to	29.96	1,807,856	0.35%	to	1.25%	0.00%	to	0.00%	22.75%	to	24.29%
	2020	73,760	20.61	to	22.23	1,596,307	0.00%	to	1.25%	0.66%	to	1.35%	1.01%	to	2.28%
	2019	368,737	20.15	to	22.01	7,516,851	0.00%	to	1.25%	1.26%	to	1.28%	28.18%	to	29.79%

Eaton Vance Dividend Builder Fund
	2023	46,487	30.39	to	35.54	1,393,630	0.00%	to	1.25%		1.65%		11.16%	to	9.78%
	2022	57,014	27.34	to	32.37	1,521,884	0.00%	to	1.25%		1.89%		(9.75)%	to	(16.25)%
	2021	57,948	30.29	to	38.65	1,724,282	0.00%	to	1.25%	0.00%	to	1.80%	22.87%	to	24.42%
	2020	60,434	24.35	to	29.56	1,451,768	0.00%	to	1.25%	1.75%	to	1.75%	10.92%	to	12.32%
	2019	74,371	21.68	to	26.65	1,578,433	0.00%	to	1.25%	1.82%	to	1.84%	29.46%	to	31.09%

Eaton Vance Worldwide Health Sciences Fund
	2023	13,124	45.08	to	47.42	594,787	0.35%	to	1.25%		0.12%		4.36%	to	5.30%
	2022	13,806	43.20	to	45.04	593,286	0.35%	to	1.25%		0.18%		(10.55)%	to	(15.04)%
	2021	16,526	48.29	to	53.01	795,332	0.35%	to	1.25%	0.00%	to	0.24%	20.54%	to	21.63%
	2020	24,219	40.06	to	41.03	988,886	0.35%	to	1.25%	0.54%	to	0.56%	11.63%	to	12.64%
	2019	24,248	35.89	to	36.42	869,193	0.35%	to	1.25%	0.59%	to	0.65%	24.43%	to	25.55%

Eaton Vance Income Fund of Boston
	2023	131,597	21.13	to	23.55	2,972,426	0.00%	to	1.25%		5.76%		10.38%	to	11.77%
	2022	152,546	19.15	to	21.07	3,087,158	0.00%	to	1.25%		5.36%		241.90%	to	(9.13)%
	2021	180,047	5.60	to	23.19	3,972,938	0.00%	to	1.25%	0.00%	to	0.00%	(74.26)%	to	4.22%
	2020	204,873	20.27	to	21.76	4,299,845	0.00%	to	1.25%	5.79%	to	5.93%	3.56%	to	4.86%
	2019	118,694	19.57	to	20.75	2,316,738	0.00%	to	1.25%	3.16%	to	5.70%	11.89%	to	292.94%

Eaton Vance Balanced Fund
	2023	7,746	36.00	to	40.24	281,336	0.50%	to	1.25%		1.60%		14.61%	to	15.47%
	2022	7,530	31.41	to	34.84	239,248	0.50%	to	1.25%		1.28%		(16.62)%	to	(16.00)%
	2021	7,017	37.68	to	41.48	266,849	0.50%	to	1.25%	1.10%	to	1.10%	12.59%	to	13.44%
	2020	6,309	33.46	to	36.57	213,150	0.50%	to	1.25%	1.18%	to	1.18%	12.79%	to	13.63%
	2019	5,249	29.67	to	32.18	157,122	0.50%	to	1.25%	1.37%	to	1.37%	22.10%	to	23.02%

Eaton Vance Atlanta Capital SMID-Cap Fund
	2023	18,545	36.43	to	42.30	768,860	0.00%	to	1.25%		0.00%		12.31%	to	13.72%
	2022	23,856	32.44	to	37.20	867,676	0.00%	to	1.25%		0.00%		(10.15)%	to	(9.03)%
	2021	25,936	36.10	to	40.89	1,033,100	0.00%	to	1.25%	0.00%	to	0.00%	20.41%	to	21.92%
	2020	25,410	29.98	to	33.54	830,319	0.00%	to	1.25%	0.00%	to	0.00%	9.58%	to	10.96%
	2019	30,865	27.36	to	30.23	906,232	0.00%	to	1.25%	0.00%	to	0.00%	32.44%	to	34.10%

Sub-Account		Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***

Allspring Asset Allocation Fund
	2023	7,007	19.07	to	19.30	126,966	0.35%	to	1.25%		0.00%		12.91%	to	13.92%
	2022	6,913	16.89	to	16.94	110,825	0.35%	to	1.25%		3.65%		(16.52)%	to	(24.21)%
	2021	5,687	20.23	to	22.35	108,201	0.35%	to	1.25%	0.05%	to	1.23%	12.05%	to	13.06%
	2020	9,973	17.90	to	18.17	176,167	0.35%	to	1.25%	2.91%	to	2.93%	12.17%	to	13.18%
	2019	9,608	15.81	to	16.20	150,962	0.35%	to	1.25%	0.43%	to	0.43%	18.28%	to	19.35%

Allspring Emerging Markets Equity Fund
	2023	47,234	23.25	to	26.57	1,152,248	0.35%	to	1.25%		0.85%		7.04%	to	2.91%
	2022	61,739	21.72	to	25.81	1,406,137	0.00%	to	1.25%		0.67%		(20.74)%	to	(19.75)%
	2021	70,392	27.40	to	32.17	2,012,123	0.00%	to	1.25%	0.00%	to	0.15%	(13.23)%	to	(12.13)%
	2020	75,894	31.58	to	36.61	2,489,362	0.00%	to	1.25%	0.07%	to	0.08%	19.36%	to	20.86%
	2019	81,529	26.46	to	30.29	2,221,655	0.00%	to	1.25%	0.68%	to	0.71%	25.99%	to	27.57%

Allspring Utility & Telecommunications Fund
	2023	470	35.32	to	39.47	17,139	0.50%	to	1.25%		2.33%		-6.37%	to	-5.66%
	2022	314	37.72	to	41.84	12,053	0.50%	to	1.25%		1.69%		(4.62)%	to	(5.74)%
	2021	452	39.55	to	44.38	18,536	0.35%	to	1.25%	0.00%	to	0.41%	12.54%	to	15.59%
	2020	353	35.14	to	38.40	12,848	0.50%	to	1.25%	1.44%	to	1.55%	2.93%	to	3.71%
	2019	349	34.14	to	37.03	12,217	0.50%	to	1.25%	1.40%	to	1.48%	25.91%	to	26.86%

Alger Capital Appreciation Institutional Portfolio
	2023	91,082	51.92	to	61.67	4,974,219	0.35%	to	1.25%		0.00%		42.38%	to	41.11%
	2022	104,135	36.47	to	43.70	4,064,869	0.35%	to	1.25%		0.00%		(37.03)%	to	(43.15)%
	2021	107,643	57.91	to	76.87	6,708,501	0.35%	to	1.25%	0.00%	to	0.00%	16.43%	to	17.49%
	2020	113,540	49.29	to	60.14	6,130,072	0.35%	to	1.25%	0.00%	to	0.00%	39.59%	to	40.85%
	2019	130,952	35.00	to	43.09	4,991,827	0.35%	to	1.25%	0.00%	to	0.00%	31.47%	to	32.65%

Alger Mid Cap Growth Institutional Fund
	2023	54,295	29.45	to	32.84	1,582,600	0.00%	to	1.25%		0.00%		22.68%	to	21.16%
	2022	58,795	24.00	to	27.10	1,415,779	0.00%	to	1.25%		0.00%		(35.28)%	to	(41.78)%
	2021	75,514	37.09	to	46.55	2,771,371	0.00%	to	1.25%	0.00%	to	0.00%	3.12%	to	4.42%
	2020	72,795	35.52	to	41.12	2,580,490	0.00%	to	1.25%	0.00%	to	0.00%	62.07%	to	64.10%
	2019	69,472	21.65	to	25.37	1,509,904	0.00%	to	1.25%	0.00%	to	0.00%	28.19%	to	29.80%

Alger Small Cap Growth Institutional Fund
	2023	10,919	23.71	to	27.54	286,774	0.35%	to	1.25%		0.00%		13.40%	to	14.43%
	2022	14,921	20.91	to	24.07	342,797	0.35%	to	1.25%		0.00%		(38.94)%	to	(38.38)%
	2021	15,488	34.24	to	39.07	578,852	0.35%	to	1.25%	0.00%	to	0.00%	(6.11)%	to	(5.26)%
	2020	18,993	36.47	to	41.24	754,973	0.35%	to	1.25%	0.00%	to	0.00%	62.83%	to	64.30%
	2019	16,034	22.40	to	25.10	387,976	0.35%	to	1.25%	0.11%	to	0.13%	28.17%	to	29.33%

Nuveen Mid Cap Growth Opportunities Fund
	2023	2,565	34.55	to	38.33	92,156	0.50%	to	1.25%		0.00%		18.45%	to	19.34%
	2022	2,416	29.17	to	32.11	73,398	0.50%	to	1.25%		0.00%		(31.15)%	to	(30.63)%
	2021	3,419	42.36	to	46.30	148,444	0.00%	to	1.25%	0.00%	to	0.00%	3.02%	to	11.93%
	2020	2,940	41.12	to	43.88	121,833	0.65%	to	1.25%	0.00%	to	0.00%	44.14%	to	45.01%
	2019	4,549	28.53	to	30.26	133,951	0.65%	to	1.25%	0.00%	to	0.00%	25.14%	to	31.75%

Nuveen Small Cap Select Fund
	2023	857	33.00	to	35.37	17,380	0.75%	to	1.25%		0.00%		15.85%	to	16.42%
	2022	685	28.49	to	30.38	19,851	0.75%	to	1.25%		0.13%		(20.96)%	to	(20.57)%
	2021	657	36.04	to	38.24	24,050	0.65%	to	1.25%	0.00%	to	0.00%	22.79%	to	24.88%
	2020	567	29.35	to	30.99	16,844	0.75%	to	1.25%	0.02%	to	0.02%	16.87%	to	17.46%
	2019	604	25.12	to	26.38	15,259	0.75%	to	1.25%	0.13%	to	0.16%	27.04%	to	27.68%

Fidelity Advisor Equity Growth Fund
	2023	15,732	48.71	to	54.01	782,322	0.50%	to	1.25%		0.00%		34.21%	to	33.21%
	2022	16,207	36.30	to	40.55	600,496	0.50%	to	1.25%		0.00%		(25.19)%	to	(30.22)%
	2021	16,646	48.52	to	58.11	822,020	0.50%	to	1.25%	0.00%	to	0.00%	20.93%	to	21.84%
	2020	17,708	39.82	to	45.16	714,629	0.50%	to	1.25%	0.00%	to	0.00%	41.29%	to	42.35%
	2019	16,281	27.97	to	31.96	460,261	0.50%	to	1.25%	0.00%	to	0.00%	31.60%	to	32.59%

Fidelity Advisor Value Strategies Fund ##
	2023	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2022	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2021	6,065	49.93	to	49.93	302,840	0.35%	to	0.35%	0.56%	to	0.56%	32.17%	to	32.17%
	2020	5,929	37.78	to	37.78	223,972	0.35%	to	0.35%	0.68%	to	0.68%	7.33%	to	7.33%
	2019	6,000	35.20	to	35.20	211,198	0.35%	to	0.35%	1.04%	to	1.04%	33.41%	to	33.41%

Fidelity Advisor Leveraged Company Stock Fund
	2023	82,118	25.09	to	30.89	2,240,983	0.00%	to	1.25%		0.07%		23.94%	to	25.49%
	2022	92,197	20.24	to	24.61	2,020,380	0.00%	to	1.25%		0.33%		(24.54)%	to	(23.59)%
	2021	91,041	26.82	to	32.21	2,635,344	0.00%	to	1.25%	0.00%	to	0.04%	23.26%	to	24.81%
	2020	90,914	21.76	to	25.81	2,115,561	0.00%	to	1.25%	0.00%	to	0.00%	27.01%	to	28.61%
	2019	97,497	17.13	to	20.07	1,776,840	0.00%	to	1.25%	0.00%	to	0.00%	27.55%	to	29.15%

Federated Hermes Equity Income Fund, Inc.
	2023	2,993	24.50	to	27.22	73,798	0.65%	to	1.25%		1.15%		7.70%	to	8.34%
	2022	2,703	22.75	to	25.13	61,793	0.65%	to	1.25%		1.09%		(9.12)%	to	(8.57)%
	2021	5,916	25.03	to	27.48	144,057	0.65%	to	1.25%	0.90%	to	0.91%	19.41%	to	20.12%
	2020	5,383	20.97	to	22.88	109,189	0.65%	to	1.25%	0.96%	to	1.32%	5.09%	to	5.73%
	2019	5,151	19.95	to	21.64	101,046	0.65%	to	1.25%	2.18%	to	2.19%	19.76%	to	20.48%

Sub-Account		Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***

Federated Hermes Fund for U.S. Government Securities
	2023	13,954	11.51	to	12.60	172,339	0.50%	to	1.25%		3.17%		2.91%	to	3.68%
	2022	12,714	11.19	to	12.15	151,703	0.50%	to	1.25%		2.21%		(13.14)%	to	(12.48)%
	2021	11,635	12.88	to	13.88	158,836	0.50%	to	1.25%	0.00%	to	1.61%	(3.38)%	to	(2.66)%
	2020	10,981	13.33	to	14.26	154,206	0.50%	to	1.25%	2.05%	to	2.07%	2.44%	to	6.49%
	2019	12,860	13.01	to	13.39	172,608	0.75%	to	1.25%	2.51%	to	2.52%	4.54%	to	5.06%

Federated Hermes MDT Mid Cap Growth Fund
	2023	8,425	35.19	to	38.64	352,148	0.50%	to	1.25%		0.00%		26.41%	to	25.47%
	2022	8,477	27.83	to	30.79	280,763	0.50%	to	1.25%		0.00%		(24.95)%	to	(32.15)%
	2021	7,811	37.09	to	45.39	347,388	0.50%	to	1.25%	0.00%	to	0.00%	21.01%	to	21.92%
	2020	7,204	30.42	to	34.16	264,026	0.50%	to	1.25%	0.00%	to	0.00%	33.72%	to	34.72%
	2019	7,941	22.58	to	25.55	211,232	0.50%	to	1.25%	0.00%	to	0.00%	26.36%	to	27.31%

Federated Hermes Sustainable High Yield Bond Fund, Inc.
	2023	7	21.31	to	21.31	155	1.25%	to	1.25%		10.47%		11.03%	to	11.03%
	2022	206	19.19	to	19.19	3,952	1.25%	to	1.25%		5.36%		(7.83)%	to	(12.83)%
	2021	206	20.82	to	22.02	4,558	1.05%	to	1.25%	2.28%	to	4.58%	3.39%	to	3.59%
	2020	213	20.10	to	21.30	4,527	1.05%	to	1.25%	5.04%	to	5.35%	4.58%	to	4.79%
	2019	411	19.18	to	20.36	8,348	1.05%	to	1.25%	5.40%	to	5.46%	12.93%	to	13.15%

Federated Hermes Kaufmann Fund
	2023	150,923	26.74	to	31.06	4,233,459	0.35%	to	1.25%		0.00%		14.47%	to	13.45%
	2022	165,998	23.36	to	27.38	4,068,379	0.35%	to	1.25%		0.00%		(30.54)%	to	(37.30)%
	2021	170,384	33.64	to	43.67	6,032,562	0.35%	to	1.25%	0.00%	to	0.00%	1.13%	to	2.04%
	2020	180,471	32.96	to	39.33	6,290,468	0.35%	to	1.25%	0.00%	to	0.00%	26.89%	to	28.04%
	2019	196,503	25.75	to	31.00	5,383,816	0.35%	to	1.25%	0.00%	to	0.00%	31.42%	to	32.61%

Federated Hermes Short-Term Income Fund ##
	2023	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2022	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2021	8,296	10.67	to	10.67	88,481	0.35%	to	0.35%	0.94%	to	0.94%	(0.71)%	to	(0.71)%
	2020	8,941	10.74	to	10.74	96,049	0.35%	to	0.35%	1.59%	to	1.59%	3.10%	to	3.10%
	2019	8,944	10.42	to	10.42	93,176	0.35%	to	0.35%	2.34%	to	2.34%	3.96%	to	3.96%

Federated Hermes Total Return Bond Fund
	2023	5,304	14.11	to	48.90	140,485	0.50%	to	1.25%		3.35%		3.30%	to	4.07%
	2022	4,753	13.66	to	46.98	108,554	0.50%	to	1.25%		2.49%		(14.07)%	to	(13.42)%
	2021	4,775	15.90	to	54.27	125,534	0.50%	to	1.25%	0.00%	to	2.27%	(1.61)%	to	(0.87)%
	2020	5,395	16.16	to	54.74	140,459	0.50%	to	1.25%	2.26%	to	2.27%	7.65%	to	8.46%
	2019	5,804	15.01	to	50.47	144,002	0.50%	to	1.25%	2.88%	to	2.89%	7.79%	to	8.60%

Federated Hermes Clover Small Value Fund
	2023	2,673	23.62	to	26.30	70,049	0.35%	to	1.25%		0.76%		9.05%	to	10.04%
	2022	3,816	21.66	to	23.90	91,040	0.35%	to	1.25%		0.18%		(9.93)%	to	(9.11)%
	2021	2,556	24.04	to	26.30	66,937	0.35%	to	1.25%	0.08%	to	0.21%	28.58%	to	29.75%
	2020	2,807	18.70	to	20.27	56,551	0.35%	to	1.25%	0.13%	to	0.19%	7.78%	to	8.75%
	2019	3,089	17.35	to	18.64	57,399	0.35%	to	1.25%	0.00%	to	0.37%	18.18%	to	19.25%

Federated Hermes International Leaders Fund
	2023	381	22.17	to	22.17	8,457	0.50%	to	0.50%		1.40%		16.41%	to	16.41%
	2022	350	19.05	to	19.05	6,675	0.50%	to	0.50%		2.00%		(0.81)%	to	(9.49)%
	2021	318	19.20	to	21.05	6,697	0.50%	to	1.25%	0.03%	to	0.55%	3.45%	to	4.23%
	2020	332	18.56	to	20.19	6,642	0.50%	to	1.25%	0.11%	to	0.11%	14.03%	to	17.86%
	2019	310	16.28	to	17.13	5,271	0.75%	to	1.25%	2.52%	to	3.81%	25.10%	to	25.73%

Fidelity® VIP Growth Opportunities Portfolio
	2023	13,143	70.69	to	70.69	929,105	0.70%	to	0.70%		0.00%		44.64%	to	44.64%
	2022	12,046	48.87	to	48.87	588,766	0.70%	to	0.70%		0.00%		(38.58)%	to	(38.58)%
	2021	14,582	79.58	to	79.58	1,160,384	0.00%	to	0.70%	0.00%	to	0.00%	11.16%	to	11.94%
	2020	16,302	71.59	to	90.69	1,169,060	0.00%	to	0.70%	0.01%	to	0.01%	67.48%	to	68.66%
	2019	17,733	42.74	to	53.77	759,142	0.00%	to	0.70%	0.12%	to	0.16%	39.86%	to	40.84%

Fidelity® VIP Overseas Portfolio
	2023	2,493	19.39	to	19.39	48,347	0.70%	to	0.70%		1.05%		19.67%	to	19.67%
	2022	2,601	16.20	to	16.20	42,141	0.70%	to	0.70%		1.08%		(25.01)%	to	(25.01)%
	2021	2,629	21.61	to	21.61	56,824	0.70%	to	0.70%	0.54%	to	0.54%	18.86%	to	18.86%
	2020	2,535	18.18	to	18.18	46,074	0.70%	to	0.70%	0.25%	to	0.25%	14.81%	to	14.81%
	2019	7,288	15.83	to	15.83	115,389	0.70%	to	0.70%	1.71%	to	1.71%	26.87%	to	26.87%

Fidelity® VIP Value Strategies Portfolio
	2023	13,190	36.97	to	36.97	487,567	0.70%	to	0.70%		1.11%		20.01%	to	20.01%
	2022	14,413	30.80	to	30.80	443,941	0.70%	to	0.70%		1.07%		(7.67)%	to	(7.67)%
	2021	14,810	33.36	to	33.36	494,095	0.70%	to	0.70%	2.02%	to	2.02%	32.67%	to	32.67%
	2020	1,810	25.15	to	25.15	45,523	0.70%	to	0.70%	1.31%	to	1.31%	7.50%	to	7.50%
	2019	2,447	23.39	to	23.39	57,235	0.70%	to	0.70%	1.72%	to	1.72%	33.59%	to	33.59%

Fidelity® VIP Balanced Portfolio
	2023	39,438	34.81	to	37.04	1,373,125	0.00%	to	0.70%		1.69%		20.68%	to	21.53%
	2022	42,320	28.84	to	30.48	1,248,788	0.00%	to	0.70%		1.28%		(18.51)%	to	(17.94)%
	2021	59,152	35.39	to	37.14	2,093,919	0.00%	to	0.70%	0.00%	to	0.94%	17.44%	to	18.26%
	2020	65,175	30.14	to	31.41	1,964,516	0.00%	to	0.70%	1.38%	to	1.47%	21.53%	to	22.39%
	2019	58,948	24.80	to	25.66	1,462,000	0.00%	to	0.70%	1.71%	to	1.76%	23.64%	to	24.51%

Fidelity® VIP Growth & Income Portfolio
	2023	7,502	38.32	to	38.32	287,475	0.70%	to	0.70%		1.73%		17.89%	to	17.89%
	2022	6,616	32.50	to	32.50	215,043	0.70%	to	0.70%		1.60%		(5.61)%	to	(5.61)%
	2021	7,337	34.44	to	34.44	252,666	0.70%	to	0.70%	1.79%	to	1.79%	25.07%	to	25.07%
	2020	11,737	27.53	to	27.53	323,159	0.70%	to	0.70%	2.00%	to	2.00%	7.10%	to	7.10%
	2019	15,158	25.71	to	25.71	389,702	0.70%	to	0.70%	3.60%	to	3.60%	29.15%	to	29.15%

Sub-Account		Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***

Fidelity® VIP Freedom 2020 Portfolio
	2023	3,077	35.62	to	35.62	109,594	0.35%	to	0.35%		3.00%		11.83%	to	11.83%
	2022	3,087	31.85	to	31.85	98,315	0.35%	to	0.35%		1.86%		(16.26)%	to	(16.26)%
	2021	3,087	38.04	to	38.04	117,428	0.35%	to	0.35%	0.87%	to	0.87%	8.88%	to	8.88%
	2020	3,087	34.93	to	34.93	107,835	0.35%	to	0.35%	1.06%	to	1.06%	14.32%	to	14.32%
	2019	3,087	30.56	to	30.56	94,323	0.35%	to	0.35%	1.88%	to	1.88%	19.46%	to	19.46%

Fidelity® VIP Freedom 2030 Portfolio
	2023	15,316	43.23	to	44.22	677,235	0.35%	to	0.50%		2.30%		13.89%	to	14.06%
	2022	18,477	37.96	to	38.77	716,332	0.35%	to	0.50%		1.75%		(8.98)%	to	(17.38)%
	2021	17,387	41.70	to	46.92	815,816	0.35%	to	1.25%	0.00%	to	0.87%	1.07%	to	11.68%
	2020	17,462	41.26	to	42.01	733,666	0.35%	to	0.50%	0.98%	to	1.02%	16.06%	to	16.24%
	2019	17,226	35.55	to	36.15	622,632	0.35%	to	0.50%	1.72%	to	1.75%	23.49%	to	23.68%

Fidelity® VIP Freedom 2015 Portfolio
	2023	3,586	31.16	to	31.16	111,727	0.35%	to	0.35%		3.43%		10.26%	to	10.26%
	2022	3,586	28.26	to	28.26	101,335	0.35%	to	0.35%		1.91%		(15.09)%	to	(15.09)%
	2021	3,586	33.28	to	33.28	119,348	0.35%	to	0.35%	0.98%	to	0.98%	7.02%	to	7.02%
	2020	2,741	31.10	to	31.10	85,258	0.35%	to	0.35%	1.34%	to	1.34%	13.17%	to	13.17%
	2019	2,012	27.48	to	27.48	55,291	0.35%	to	0.35%	1.36%	to	1.36%	17.56%	to	17.56%

Fidelity® VIP Freedom 2025 Portfolio
	2023	3,394	39.73	to	39.73	134,810	0.35%	to	0.35%		3.17%		12.93%	to	12.93%
	2022	11,225	35.18	to	35.18	394,856	0.35%	to	0.35%		1.81%		(16.93)%	to	(16.93)%
	2021	11,546	42.35	to	42.35	488,929	0.35%	to	0.35%	0.79%	to	0.79%	10.16%	to	10.16%
	2020	13,363	38.44	to	38.44	513,670	0.35%	to	0.35%	1.03%	to	1.03%	15.27%	to	15.27%
	2019	12,850	33.35	to	33.35	428,505	0.35%	to	0.35%	1.79%	to	1.79%	21.09%	to	21.09%

Fidelity Advisor® Stock Selector All Cap Fund
	2023	38,024	34.50	to	36.12	1,373,201	0.85%	to	1.25%		0.23%		24.74%	to	25.24%
	2022	35,854	27.65	to	28.84	1,033,813	0.85%	to	1.25%		0.21%		(20.98)%	to	(17.61)%
	2021	65	35.00	to	35.00	2,279	1.05%	to	1.25%	0.00%	to	0.01%	20.96%	to	23.27%
	2020	500	28.93	to	28.93	14,485	1.25%	to	1.25%	0.38%	to	0.38%	22.67%	to	22.67%
	2019	424	23.59	to	23.59	10,005	1.25%	to	1.25%	0.40%	to	0.40%	29.89%	to	29.89%

Templeton Developing Markets Trust
	2023	53,280	12.55	to	15.49	688,844	0.35%	to	1.25%		2.92%		11.94%	to	10.94%
	2022	53,227	11.21	to	13.97	604,035	0.35%	to	1.25%		2.29%		(22.48)%	to	(30.02)%
	2021	57,256	14.46	to	19.96	842,333	0.35%	to	1.25%	0.00%	to	2.88%	(6.97)%	to	(6.13)%
	2020	65,366	15.40	to	19.54	1,073,798	0.35%	to	1.25%	1.10%	to	1.25%	17.20%	to	18.26%
	2019	74,539	13.02	to	16.68	1,050,982	0.35%	to	1.25%	3.67%	to	3.74%	24.82%	to	25.95%

Franklin High Income Fund
	2023	40,656	21.26	to	22.26	880,326	0.35%	to	1.25%		6.35%		12.43%	to	13.44%
	2022	42,906	18.91	to	19.63	822,217	0.35%	to	1.25%		5.70%		(10.42)%	to	(15.32)%
	2021	40,103	21.11	to	23.18	856,363	0.35%	to	1.25%	0.00%	to	4.80%	3.70%	to	4.63%
	2020	38,156	20.36	to	20.75	779,171	0.35%	to	1.25%	5.45%	to	5.48%	5.43%	to	6.38%
	2019	38,768	19.31	to	19.51	747,863	0.35%	to	1.25%	5.50%	to	5.57%	12.86%	to	13.88%

Franklin Strategic Income Fund
	2023	142,160	15.83	to	16.92	2,322,315	0.35%	to	1.25%		4.65%		7.07%	to	8.04%
	2022	144,986	14.79	to	15.66	2,199,335	0.35%	to	1.25%		4.13%		(11.83)%	to	(12.24)%
	2021	167,681	16.77	to	17.85	2,861,797	0.15%	to	1.25%	0.00%	to	175.77%	0.52%	to	0.86%
	2020	146,895	16.63	to	17.30	2,472,286	0.35%	to	1.25%	4.04%	to	4.07%	2.20%	to	3.12%
	2019	152,240	16.27	to	16.78	2,494,923	0.35%	to	1.25%	4.46%	to	4.47%	6.82%	to	7.79%

Templeton Global Bond Fund
	2023	180,665	14.74	to	16.29	2,757,050	0.00%	to	1.25%		3.90%		1.17%	to	2.43%
	2022	201,130	14.57	to	15.90	3,007,401	0.00%	to	1.25%		5.00%		64.82%	to	(6.17)%
	2021	212,685	8.84	to	16.95	3,413,261	0.00%	to	1.25%	0.00%	to	0.00%	(50.48)%	to	(6.24)%
	2020	229,824	16.77	to	17.85	3,914,628	0.00%	to	1.25%	4.48%	to	4.49%	(5.60)%	to	(4.41)%
	2019	273,906	17.76	to	18.68	4,918,017	0.00%	to	1.25%	3.40%	to	5.88%	(0.62)%	to	65.27%

Franklin U.S. Government Securities Fund
	2023	40,570	12.07	to	13.23	498,405	0.50%	to	1.25%		3.13%		3.07%	to	3.85%
	2022	32,019	11.71	to	12.74	379,849	0.50%	to	1.25%		2.67%		(11.44)%	to	(10.77)%
	2021	34,532	13.22	to	14.28	462,046	0.50%	to	1.25%	0.00%	to	2.28%	(3.28)%	to	(2.55)%
	2020	33,137	13.67	to	14.66	457,635	0.50%	to	1.25%	2.59%	to	2.59%	2.19%	to	2.96%
	2019	37,778	13.38	to	14.24	508,826	0.50%	to	1.25%	2.91%	to	2.93%	4.11%	to	4.90%

Franklin Small Cap Value Fund
	2023	73,229	36.39	to	53.76	2,754,257	0.00%	to	1.25%		0.79%		11.49%	to	7.93%
	2022	88,832	32.64	to	49.81	2,934,148	0.00%	to	1.25%		0.37%		(11.31)%	to	(13.01)%
	2021	99,774	36.80	to	57.26	3,681,975	0.00%	to	1.25%	0.00%	to	0.55%	13.77%	to	23.91%
	2020	105,516	29.70	to	50.33	3,122,464	0.00%	to	1.25%	0.84%	to	0.84%	3.11%	to	4.08%
	2019	106,100	28.53	to	48.81	3,017,388	0.00%	to	1.25%	1.24%	to	1.24%	18.47%	to	24.47%

Franklin Mutual Global Discovery Fund
	2023	404,678	20.95	to	24.11	9,079,301	0.00%	to	1.25%		1.36%		18.78%	to	20.27%
	2022	444,771	17.64	to	20.04	8,326,865	0.00%	to	1.25%		1.79%		(16.39)%	to	(20.90)%
	2021	470,144	21.10	to	25.34	9,366,699	0.00%	to	1.25%	0.00%	to	0.00%	17.92%	to	19.40%
	2020	538,867	17.67	to	19.57	8,974,517	0.00%	to	1.25%	2.42%	to	2.94%	(5.80)%	to	(4.61)%
	2019	570,715	18.52	to	20.78	10,025,419	0.00%	to	1.25%	1.17%	to	2.01%	22.82%	to	24.37%

Templeton Growth Fund
	2023	73,601	20.12	to	49.84	1,481,019	0.00%	to	1.25%		1.21%		19.48%	to	133.22%
	2022	73,419	16.84	to	21.37	1,240,443	0.00%	to	1.25%		0.88%		(12.80)%	to	(54.20)%
	2021	75,013	19.31	to	46.66	1,461,584	0.00%	to	1.25%	0.00%	to	1.66%	3.82%	to	5.12%
	2020	83,444	18.60	to	44.38	1,558,462	0.00%	to	1.25%	1.07%	to	1.12%	4.43%	to	5.74%
	2019	95,106	17.81	to	41.97	1,599,412	0.00%	to	1.25%	1.98%	to	2.09%	13.40%	to	14.83%

Sub-Account		Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***

Franklin Income Fund
	2023	289,651	22.18	to	22.41	6,189,883	0.35%	to	1.25%		5.68%		8.25%	to	7.28%
	2022	320,233	20.49	to	20.89	6,362,064	0.35%	to	1.25%		5.26%		(5.38)%	to	(14.59)%
	2021	327,242	21.66	to	24.45	6,911,353	0.35%	to	1.25%	4.59%	to	4.59%	15.73%	to	16.78%
	2020	362,058	18.54	to	19.25	6,570,279	0.35%	to	1.25%	5.60%	to	5.61%	2.28%	to	3.21%
	2019	388,568	17.97	to	18.82	6,865,078	0.35%	to	1.25%	5.24%	to	5.24%	14.31%	to	15.34%

Franklin Growth Fund
	2023	72,694	47.17	to	47.24	3,025,032	0.00%	to	1.25%		0.18%		27.66%	to	26.08%
	2022	74,905	36.95	to	37.47	2,649,267	0.00%	to	1.25%		0.00%		(25.09)%	to	(32.61)%
	2021	75,470	49.32	to	55.60	3,584,767	0.00%	to	1.25%	0.00%	to	0.00%	20.29%	to	21.80%
	2020	76,637	40.50	to	42.10	3,059,667	0.00%	to	1.25%	0.01%	to	0.15%	29.01%	to	30.64%
	2019	536,630	31.00	to	32.64	16,729,435	0.00%	to	1.25%	0.40%	to	0.40%	30.53%	to	32.17%

Franklin Total Return Fund
	2023	11,881	13.66	to	14.65	161,891	0.50%	to	1.25%		3.40%		4.40%	to	5.18%
	2022	13,510	13.08	to	13.93	176,825	0.50%	to	1.25%		3.10%		(16.06)%	to	(18.59)%
	2021	16,891	15.59	to	17.11	263,359	0.50%	to	1.25%	0.00%	to	2.22%	(1.99)%	to	(1.25)%
	2020	23,589	15.90	to	16.68	374,171	0.50%	to	1.25%	2.98%	to	3.08%	5.85%	to	6.64%
	2019	23,603	15.02	to	15.64	353,687	0.50%	to	1.25%	3.62%	to	3.63%	7.75%	to	8.56%

Franklin Mutual U.S. Mid Cap Value Fund
	2023	27,584	38.37	to	42.53	1,172,222	0.35%	to	0.85%		1.16%		8.11%	to	8.66%
	2022	32,526	35.49	to	39.14	1,265,335	0.35%	to	0.85%		0.73%		0.75%	to	(7.08)%
	2021	49,985	35.22	to	42.12	2,097,681	0.35%	to	1.25%	1.09%	to	4.79%	16.18%	to	27.24%
	2020	52,865	30.32	to	33.11	1,744,323	0.35%	to	0.85%	4.08%	to	4.20%	(3.28)%	to	(2.80)%
	2019	56,715	31.35	to	34.06	1,926,083	0.35%	to	0.85%	0.00%	to	0.00%	23.43%	to	24.05%

Franklin Mutual Beacon Fund
	2023	38,871	22.24	to	23.55	877,714	0.35%	to	1.25%		1.78%		13.76%	to	14.79%
	2022	41,543	19.55	to	20.51	821,514	0.35%	to	1.25%		1.30%		(13.00)%	to	(16.87)%
	2021	42,413	22.47	to	24.67	957,119	0.35%	to	1.25%	0.00%	to	1.56%	15.01%	to	16.05%
	2020	51,591	19.54	to	20.14	1,011,738	0.35%	to	1.25%	2.89%	to	2.95%	2.46%	to	3.39%
	2019	51,218	19.07	to	19.48	974,767	0.35%	to	1.25%	1.97%	to	2.10%	23.14%	to	24.25%

Franklin Mutual Shares Fund
	2023	120,560	19.81	to	28.59	3,052,555	0.35%	to	1.25%		1.82%		13.24%	to	12.23%
	2022	135,362	17.49	to	25.47	2,972,336	0.35%	to	1.25%		1.26%		(7.68)%	to	(21.17)%
	2021	148,206	18.95	to	32.31	3,560,968	0.35%	to	1.25%	3.12%	to	3.12%	17.59%	to	18.65%
	2020	165,786	15.97	to	23.67	3,375,402	0.35%	to	1.25%	1.96%	to	1.99%	(5.78)%	to	(4.93)%
	2019	175,383	16.80	to	25.13	3,806,665	0.35%	to	1.25%	2.26%	to	2.43%	21.34%	to	22.44%

Franklin Small-Mid Cap Growth Fund
	2023	79,984	39.81	to	44.45	3,094,345	0.00%	to	1.25%		0.00%		27.20%	to	25.63%
	2022	86,063	31.30	to	35.38	2,631,879	0.00%	to	1.25%		0.00%		(33.71)%	to	(41.90)%
	2021	96,372	47.21	to	60.89	4,465,568	0.00%	to	1.25%	0.00%	to	0.00%	8.54%	to	9.91%
	2020	110,570	42.96	to	49.80	4,650,860	0.00%	to	1.25%	0.00%	to	0.00%	54.02%	to	55.96%
	2019	171,736	27.54	to	32.33	4,691,671	0.00%	to	1.25%	0.00%	to	0.00%	30.17%	to	31.81%

Franklin Conservative Allocation Fund
	2023	82,684	17.63	to	19.30	1,462,167	0.00%	to	1.25%		2.47%		9.99%	to	11.37%
	2022	112,242	16.03	to	17.33	1,801,671	0.00%	to	1.25%		1.56%		(16.27)%	to	(17.56)%
	2021	133,365	19.14	to	21.02	2,541,021	0.00%	to	1.25%	0.00%	to	2.28%	6.84%	to	8.18%
	2020	156,529	17.92	to	18.89	2,797,832	0.00%	to	1.25%	1.65%	to	1.70%	7.95%	to	9.30%
	2019	170,095	16.60	to	17.28	2,799,138	0.00%	to	1.25%	2.16%	to	2.32%	11.84%	to	13.25%

Franklin Growth Allocation Fund
	2023	230,330	25.70	to	26.41	5,804,399	0.00%	to	1.25%		1.28%		16.14%	to	17.59%
	2022	282,533	22.13	to	22.46	6,071,539	0.00%	to	1.25%		1.07%		(18.19)%	to	(24.38)%
	2021	307,965	27.05	to	29.70	8,013,351	0.00%	to	1.25%	0.00%	to	2.28%	14.97%	to	16.41%
	2020	335,025	23.29	to	23.53	7,523,544	0.00%	to	1.25%	1.24%	to	1.27%	13.16%	to	14.58%
	2019	345,544	20.33	to	20.80	6,796,494	0.00%	to	1.25%	0.71%	to	1.39%	20.39%	to	21.90%

Franklin Moderate Allocation Fund
	2023	248,170	21.74	to	23.18	5,394,821	0.00%	to	1.25%		2.06%		12.95%	to	14.37%
	2022	293,080	19.25	to	20.27	5,618,684	0.00%	to	1.25%		1.21%		(17.18)%	to	(20.58)%
	2021	334,475	23.24	to	25.52	7,665,061	0.00%	to	1.25%	0.00%	to	2.42%	10.98%	to	12.38%
	2020	365,293	20.94	to	21.51	7,526,190	0.00%	to	1.25%	1.47%	to	1.49%	10.98%	to	12.37%
	2019	348,224	18.87	to	19.14	6,429,019	0.00%	to	1.25%	1.77%	to	1.83%	15.94%	to	17.40%

Templeton Foreign Fund
	2023	166,823	24.30	to	31.32	4,282,105	0.00%	to	1.25%		2.39%		18.47%	to	19.95%
	2022	181,464	20.51	to	26.11	3,915,739	0.00%	to	1.25%		1.15%		(4.78)%	to	(3.59)%
	2021	197,869	21.54	to	27.08	4,454,961	0.00%	to	1.25%	0.00%	to	3.51%	3.76%	to	5.07%
	2020	223,001	20.76	to	25.77	4,834,874	0.00%	to	1.25%	1.30%	to	1.45%	(1.72)%	to	(0.49)%
	2019	306,661	21.12	to	25.90	6,807,640	0.00%	to	1.25%	3.09%	to	3.15%	11.07%	to	12.46%

Highland Socially Responsible Equity Fund *
	2023	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2022	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2021	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2020	2,066	16.81	to	24.46	57,953	0.00%	to	1.25%	0.00%	to	0.00%	5.20%	to	6.53%
	2019	4,364	15.78	to	23.25	107,267	0.00%	to	1.25%	0.91%	to	0.94%	10.24%	to	10.66%

Goldman Sachs Income Builder Fund
	2023	5,626	21.13	to	22.05	195,279	0.75%	to	1.25%		4.70%		4.53%	to	-21.81%
	2022	2,339	20.22	to	28.20	46,362	0.50%	to	1.25%		3.95%		(10.66)%	to	(9.99)%
	2021	2,294	22.63	to	31.33	50,825	0.50%	to	1.25%	0.59%	to	3.11%	9.12%	to	60.00%
	2020	2,201	19.58	to	20.74	44,573	0.75%	to	1.25%	3.28%	to	3.29%	8.16%	to	8.70%
	2019	3,349	18.01	to	19.17	62,294	0.75%	to	1.25%	3.66%	to	3.67%	17.88%	to	18.48%

Sub-Account		Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***

Goldman Sachs Large Cap Core Fund
	2023	519	39.33	to	43.03	20,812	0.50%	to	1.05%		0.40%		25.18%	to	25.86%
	2022	419	31.42	to	34.19	13,485	0.50%	to	1.05%		0.33%		(26.72)%	to	(20.27)%
	2021	374	42.88	to	42.88	15,127	0.00%	to	1.25%	0.00%	to	0.00%	23.98%	to	36.41%
	2020	268	32.14	to	34.59	8,649	0.50%	to	1.05%	0.29%	to	1.44%	21.51%	to	26.00%
	2019	7	26.45	to	27.45	181	0.75%	to	1.05%	0.00%	to	0.00%	17.62%	to	27.63%

Goldman Sachs Core Fixed Income Fund
	2023	12,530	12.92	to	12.95	162,168	1.05%	to	1.25%		3.53%		4.68%	to	4.89%
	2022	11,927	12.34	to	12.34	147,219	1.05%	to	1.25%		2.42%		(15.27)%	to	(15.42)%
	2021	11,443	14.57	to	14.59	166,714	1.05%	to	1.25%	1.58%	to	1.58%	(3.33)%	to	(3.13)%
	2020	10,698	15.04	to	15.10	160,957	1.05%	to	1.25%	2.01%	to	2.01%	8.12%	to	8.34%
	2019	10,065	13.88	to	13.96	139,814	1.05%	to	1.25%	2.63%	to	2.64%	8.10%	to	8.32%

Goldman Sachs U.S. Equity Insights Fund
	2023	6	33.39	to	33.39	209	1.25%	to	1.25%		0.08%		21.58%	to	21.58%
	2022	1	27.46	to	27.46	15	1.25%	to	1.25%		0.62%		(20.62)%	to	(20.62)%
	2021	1	34.59	to	34.59	31	1.25%	to	1.25%	0.61%	to	0.61%	27.49%	to	27.49%
	2020	1	27.13	to	27.13	14	1.25%	to	1.25%	0.81%	to	0.81%	16.36%	to	16.36%
	2019	1	23.32	to	23.32	15	1.25%	to	1.25%	2.18%	to	2.18%	23.85%	to	23.85%

Goldman Sachs Government Income Fund
	2023	88,694	11.73	to	13.07	1,086,587	0.00%	to	1.25%		2.34%		2.99%	to	-2.05%
	2022	83,546	11.39	to	13.34	987,396	0.00%	to	1.25%		1.31%		(13.94)%	to	(10.56)%
	2021	80,869	13.23	to	14.92	1,101,916	0.00%	to	1.25%	0.00%	to	0.00%	(3.69)%	to	(2.15)%
	2020	90,244	13.74	to	15.65	1,270,285	0.00%	to	1.25%	1.32%	to	1.33%	5.02%	to	5.03%
	2019	144,890	13.08	to	14.90	2,010,390	0.00%	to	1.25%	2.04%	to	2.05%	3.62%	to	4.45%

Goldman Sachs Equity Income Fund
	2023	7,038	22.39	to	24.31	165,071	0.50%	to	1.25%		1.80%		7.59%	to	6.79%
	2022	6,523	20.81	to	22.77	142,091	0.50%	to	1.25%		1.77%		(4.89)%	to	(11.30)%
	2021	5,892	21.88	to	25.67	135,085	0.50%	to	1.25%	1.45%	to	1.50%	20.33%	to	21.24%
	2020	6,778	18.05	to	20.04	130,150	0.50%	to	1.25%	1.69%	to	1.69%	2.18%	to	2.95%
	2019	6,484	17.53	to	19.62	121,622	0.50%	to	1.25%	0.00%	to	1.76%	23.38%	to	24.31%

Goldman Sachs Mid Cap Growth Fund
	2023	18,784	38.69	to	41.95	730,884	0.50%	to	1.25%		0.00%		18.23%	to	17.35%
	2022	18,855	32.73	to	35.75	621,371	0.50%	to	1.25%		0.00%		(27.04)%	to	(27.59)%
	2021	30,065	44.86	to	49.36	1,361,174	0.50%	to	1.25%	0.00%	to	0.00%	10.00%	to	10.83%
	2020	29,292	40.47	to	44.87	1,210,785	0.50%	to	1.25%	0.00%	to	0.00%	42.41%	to	43.49%
	2019	31,021	28.21	to	31.51	893,525	0.50%	to	1.25%	0.00%	to	0.00%	32.69%	to	33.68%

Goldman Sachs Focused International Equity Fund
	2023	2,659	14.51	to	16.09	42,283	0.50%	to	1.25%		1.93%		14.88%	to	14.03%
	2022	1,657	12.63	to	14.11	22,769	0.50%	to	1.25%		0.78%		(18.10)%	to	(18.71)%
	2021	1,684	15.42	to	17.36	27,238	0.50%	to	1.25%	1.33%	to	1.92%	14.85%	to	15.72%
	2020	1,303	13.33	to	15.11	18,180	0.50%	to	1.25%	0.00%	to	0.00%	21.36%	to	30.99%
	2019	1,049	10.17	to	12.45	11,777	1.05%	to	1.25%	0.00%	to	2.01%	22.05%	to	26.09%

Goldman Sachs Mid Cap Value Fund
	2023	70,078	46.53	to	143.85	3,285,037	0.00%	to	1.25%		0.60%		44.27%	to	240.31%
	2022	75,702	32.25	to	42.27	3,301,664	0.00%	to	1.25%		0.48%		(32.68)%	to	(70.74)%
	2021	85,730	47.90	to	144.46	4,518,668	0.00%	to	1.25%	0.00%	to	0.00%	28.83%	to	30.45%
	2020	92,403	37.18	to	110.74	4,024,248	0.00%	to	1.25%	0.41%	to	0.44%	7.01%	to	8.36%
	2019	107,064	34.75	to	102.20	4,357,260	0.00%	to	1.25%	0.63%	to	0.68%	29.90%	to	31.53%

Goldman Sachs Small Cap Value Fund
	2023	170,856	28.33	to	29.74	4,942,408	0.00%	to	1.25%		0.80%		9.65%	to	11.03%
	2022	179,847	25.83	to	26.79	4,693,394	0.00%	to	1.25%		0.43%		(16.07)%	to	(20.77)%
	2021	191,497	30.78	to	33.81	5,887,461	0.00%	to	1.25%	0.00%	to	0.00%	24.72%	to	26.29%
	2020	212,859	24.68	to	24.96	5,183,098	0.00%	to	1.25%	0.21%	to	0.24%	0.39%	to	1.65%
	2019	234,040	24.55	to	24.58	5,613,643	0.00%	to	1.25%	0.49%	to	0.54%	21.18%	to	22.70%

Goldman Sachs Strategic Growth Fund
	2023	4,748	47.16	to	52.40	231,437	0.65%	to	1.25%		0.00%		44.90%	to	55.45%
	2022	3,660	32.55	to	33.71	128,027	0.50%	to	1.25%		0.00%		(33.01)%	to	(39.44)%
	2021	3,157	48.58	to	55.66	169,171	0.50%	to	1.25%	0.00%	to	0.00%	20.00%	to	20.91%
	2020	2,841	40.18	to	42.24	126,854	0.50%	to	1.25%	0.00%	to	0.00%	39.43%	to	40.48%
	2019	1,940	28.60	to	30.30	61,251	0.50%	to	1.25%	0.00%	to	0.00%	33.40%	to	34.41%

Goldman Sachs High Yield Fund
	2023	25,366	19.42	to	25.03	521,106	0.00%	to	1.25%		5.94%		10.72%	to	12.10%
	2022	30,850	17.54	to	22.33	569,837	0.00%	to	1.25%		5.26%		(13.77)%	to	(12.69)%
	2021	31,498	20.34	to	25.57	676,386	0.00%	to	1.25%	0.00%	to	0.00%	2.37%	to	3.65%
	2020	30,955	19.87	to	24.67	621,486	0.00%	to	1.25%	5.49%	to	5.81%	4.00%	to	5.31%
	2019	126,891	19.11	to	23.42	2,829,013	0.00%	to	1.25%	5.49%	to	5.50%	13.63%	to	15.06%

Goldman Sachs Large Cap Value Fund
	2023	19,668	20.26	to	23.53	426,784	0.35%	to	1.25%		1.27%		11.35%	to	12.35%
	2022	18,344	18.19	to	20.94	357,194	0.35%	to	1.25%		0.98%		(7.73)%	to	(4.83)%
	2021	19,106	19.72	to	22.01	408,006	0.50%	to	1.25%	0.00%	to	0.74%	22.08%	to	23.00%
	2020	23,086	16.15	to	17.89	401,387	0.50%	to	1.25%	0.61%	to	1.33%	2.70%	to	3.48%
	2019	27,981	15.72	to	17.29	463,629	0.50%	to	1.25%	1.26%	to	1.35%	24.01%	to	24.94%

Sub-Account		Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***

Goldman Sachs Small/Mid Cap Growth Fund
	2023	3,287	71.38	to	79.77	237,520	0.50%	to	1.25%		0.00%		12.49%	to	13.33%
	2022	3,168	63.46	to	70.39	203,765	0.50%	to	1.25%		0.00%		(29.56)%	to	(29.03)%
	2021	3,117	90.08	to	99.17	284,606	0.00%	to	1.25%	0.00%	to	0.00%	6.40%	to	7.74%
	2020	3,064	84.67	to	98.15	262,729	0.00%	to	1.25%	0.00%	to	0.00%	50.61%	to	60.97%
	2019	3,508	56.22	to	60.97	199,210	0.50%	to	1.25%	0.00%	to	0.00%	30.45%	to	35.99%

Goldman Sachs Satellite Strategies Portfolio
	2023	167	13.32	to	13.32	2,217	0.85%	to	0.85%		3.58%		9.03%	to	9.03%
	2022	167	12.22	to	12.22	2,037	0.85%	to	0.85%		3.49%		(15.91)%	to	(15.91)%
	2021	155	14.53	to	14.53	2,250	0.85%	to	0.85%	3.51%	to	3.51%	7.28%	to	7.28%
	2020	143	13.54	to	13.54	1,931	0.85%	to	0.85%	1.96%	to	1.96%	2.54%	to	2.54%
	2019	128	13.21	to	13.21	1,691	0.85%	to	0.85%	3.52%	to	3.52%	17.38%	to	17.38%

Hartford Balanced HLS Fund
	2023	217,443	26.13	to	30.82	6,327,056	0.35%	to	1.25%		1.85%		16.28%	to	33.38%
	2022	244,609	22.47	to	23.11	6,234,423	0.00%	to	1.25%		1.74%		(17.08)%	to	(33.30)%
	2021	267,704	27.10	to	34.64	7,960,699	0.00%	to	1.25%	0.00%	to	0.00%	12.39%	to	17.89%
	2020	286,237	22.98	to	31.56	7,182,879	0.00%	to	1.25%	0.78%	to	1.56%	4.26%	to	9.97%
	2019	324,417	20.90	to	30.27	7,322,170	0.00%	to	1.25%	1.79%	to	1.97%	10.19%	to	20.95%

Hartford Total Return Bond HLS Fund
	2023	595,575	13.42	to	13.77	8,946,839	0.00%	to	1.25%		3.37%		6.97%	to	-15.54%
	2022	659,927	12.55	to	16.31	9,407,153	0.00%	to	1.25%		2.97%		11.14%	to	(34.16)%
	2021	724,086	11.29	to	24.76	12,233,044	0.00%	to	1.25%	0.00%	to	2.43%	(5.76)%	to	(2.41)%
	2020	766,982	11.98	to	15.85	13,189,173	0.00%	to	1.25%	3.63%	to	3.80%	4.72%	to	7.36%
	2019	840,342	11.44	to	14.76	13,250,123	0.00%	to	1.25%	3.72%	to	3.95%	6.42%	to	8.95%

Hartford Capital Appreciation HLS Fund
	2023	288,391	55.96	to	91.95	15,718,166	0.00%	to	1.25%		0.86%		18.51%	to	20.00%
	2022	309,751	47.22	to	76.62	14,239,629	0.00%	to	1.25%		0.88%		(16.35)%	to	(15.30)%
	2021	376,496	56.45	to	90.46	20,631,853	0.00%	to	1.25%	0.00%	to	0.34%	13.34%	to	14.76%
	2020	458,193	49.81	to	78.83	21,389,501	0.00%	to	1.25%	0.00%	to	0.93%	20.40%	to	21.91%
	2019	582,211	41.37	to	64.66	24,516,405	0.00%	to	1.25%	1.15%	to	1.21%	29.65%	to	31.28%

Hartford Dividend and Growth HLS Fund
	2023	1,066,157	16.75	to	38.29	23,463,795	0.00%	to	1.25%		1.51%		14.18%	to	-14.82%
	2022	1,181,456	14.67	to	44.95	22,707,163	0.00%	to	1.25%		1.58%		(8.93)%	to	(21.09)%
	2021	1,370,726	16.11	to	56.96	29,022,384	0.00%	to	1.25%	0.00%	to	0.00%	(27.42)%	to	71.31%
	2020	1,612,271	22.19	to	29.17	25,706,912	0.00%	to	1.25%	1.65%	to	2.00%	6.11%	to	95.99%
	2019	1,815,220	11.32	to	27.49	26,234,555	0.00%	to	1.25%	1.65%	to	1.84%	26.71%	to	28.60%

The Hartford Healthcare HLS Fund
	2023	74,335	48.10	to	51.94	3,498,716	0.00%	to	1.25%		0.40%		2.52%	to	3.81%
	2022	78,557	46.91	to	50.04	3,640,085	0.00%	to	1.25%		0.00%		(35.43)%	to	(50.40)%
	2021	88,631	72.65	to	100.87	4,509,477	0.00%	to	1.25%	0.00%	to	0.12%	10.01%	to	46.77%
	2020	102,378	49.50	to	102.04	4,641,075	0.00%	to	1.25%	0.29%	to	0.51%	21.26%	to	23.10%
	2019	110,130	40.82	to	82.89	4,029,203	0.00%	to	1.25%	0.00%	to	0.00%	32.02%	to	33.95%

Hartford Global Growth HLS Fund ##
	2023	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2022	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2021	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2020	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2019	65,698	18.79	to	20.18	1,385,910	0.00%	to	1.25%	0.40%	to	0.40%	30.97%	to	32.61%

Hartford Disciplined Equity HLS Fund
	2023	430,556	12.62	to	13.15	10,641,598	0.00%	to	1.25%		0.62%		16.31%	to	-62.20%
	2022	534,968	10.85	to	34.80	10,322,458	0.00%	to	1.25%		0.78%		(17.60)%	to	(27.32)%
	2021	609,670	13.17	to	47.87	14,631,300	0.00%	to	1.25%	0.00%	to	0.56%	23.96%	to	95.48%
	2020	625,289	10.62	to	10.67	13,184,357	0.00%	to	1.25%	0.30%	to	0.30%	(63.17)%	to	(63.01)%
	2019	25	28.84	to	28.84	735	0.50%	to	0.50%	1.14%	to	1.14%	33.09%	to	33.09%

Hartford Growth Opportunities HLS Fund ##
	2023	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2022	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2021	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2020	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2019	248,765	35.43	to	37.83	7,847,961	0.00%	to	1.25%	0.00%	to	0.00%	4.85%	to	29.06%

Hartford International Opportunities HLS Fund
	2023	56,983	19.74	to	20.22	1,107,109	0.35%	to	1.25%		1.09%		21.95%	to	11.33%
	2022	59,665	16.19	to	18.16	1,046,038	0.35%	to	1.25%		1.61%		(27.19)%	to	(23.27)%
	2021	53,469	22.24	to	23.67	1,162,627	0.35%	to	1.25%	0.00%	to	1.03%	7.44%	to	18.23%
	2020	47,501	18.81	to	20.72	981,302	0.35%	to	1.25%	1.97%	to	2.09%	18.95%	to	20.03%
	2019	49,650	15.81	to	17.26	860,347	0.35%	to	1.25%	1.86%	to	1.94%	24.86%	to	25.98%

Hartford MidCap HLS Fund
	2023	111,504	59.51	to	75.07	7,861,652	0.00%	to	1.25%		0.04%		13.45%	to	14.87%
	2022	128,103	52.45	to	65.35	7,888,662	0.00%	to	1.25%		0.90%		(25.24)%	to	(24.30)%
	2021	165,128	70.16	to	86.33	13,565,873	0.00%	to	1.25%	0.00%	to	0.00%	8.54%	to	9.91%
	2020	217,527	64.64	to	78.55	15,543,870	0.00%	to	1.25%	0.05%	to	0.05%	23.55%	to	25.10%
	2019	282,568	52.32	to	62.79	16,456,246	0.00%	to	1.25%	0.17%	to	0.18%	31.21%	to	32.87%

Hartford Ultrashort Bond HLS Fund
	2023	501,784	10.27	to	14.24	4,783,384	0.00%	to	1.25%		1.10%		9.45%	to	5.18%
	2022	316,168	9.38	to	13.54	2,595,201	0.00%	to	1.25%		0.13%		(6.42)%	to	(0.17)%
	2021	411,565	10.02	to	13.56	3,698,364	0.00%	to	1.25%	0.00%	to	0.53%	(19.05)%	to	3.23%
	2020	430,027	9.71	to	13.59	4,037,427	0.00%	to	1.25%	2.09%	to	3.11%	0.01%	to	1.44%
	2019	361,757	9.71	to	13.39	3,602,850	0.00%	to	1.25%	1.43%	to	1.54%	1.27%	to	2.81%

Sub-Account		Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***

Hartford Small Company HLS Fund
	2023	236,530	26.99	to	33.14	3,568,078	0.00%	to	1.25%		0.00%		213.57%	to	-24.52%
	2022	254,853	8.61	to	43.90	3,314,015	0.00%	to	1.25%		0.00%		(75.03)%	to	(39.46)%
	2021	288,946	34.47	to	72.52	5,401,903	0.00%	to	1.25%	0.00%	to	0.00%	(46.28)%	to	236.42%
	2020	351,776	12.27	to	64.17	6,282,544	0.00%	to	1.25%	0.00%	to	0.00%	53.59%	to	55.52%
	2019	463,855	7.89	to	41.78	5,142,763	0.00%	to	1.25%	0.00%	to	0.00%	35.30%	to	37.00%

Hartford Small Cap Growth HLS Fund
	2023	14,911	25.71	to	34.45	543,454	0.00%	to	1.25%		0.00%		18.42%	to	16.68%
	2022	17,420	21.71	to	29.53	537,686	0.00%	to	1.25%		0.00%		(40.68)%	to	(38.50)%
	2021	20,302	36.60	to	48.01	882,419	0.00%	to	1.25%	0.00%	to	0.00%	(4.06)%	to	2.73%
	2020	17,955	38.15	to	40.23	761,127	0.00%	to	1.25%	0.00%	to	0.00%	28.36%	to	31.54%
	2019	18,875	29.72	to	30.58	609,765	0.00%	to	1.25%	0.00%	to	0.00%	11.06%	to	34.13%

Hartford Stock HLS Fund
	2023	119,709	35.53	to	48.39	4,992,022	0.35%	to	1.25%		1.32%		6.12%	to	7.34%
	2022	122,825	33.49	to	45.08	4,804,154	0.35%	to	1.25%		1.56%		(16.04)%	to	(40.93)%
	2021	134,009	39.88	to	76.33	5,599,561	0.35%	to	1.25%	0.00%	to	1.21%	24.54%	to	37.04%
	2020	150,395	29.10	to	38.29	5,054,224	0.35%	to	1.25%	1.49%	to	1.54%	10.40%	to	11.69%
	2019	168,968	26.36	to	34.29	5,092,467	0.35%	to	1.25%	0.00%	to	0.16%	(31.41)%	to	29.26%

Hartford U.S. Government Securities HLS Fund ##
	2023	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2022	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2021	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2020	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2019	54,836	10.98	to	11.28	630,800	0.35%	to	1.25%	2.47%	to	2.75%	3.91%	to	4.85%

Hartford Value HLS Fund ##
	2023	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2022	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2021	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2020	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2019	64,663	24.86	to	28.12	1,664,998	0.00%	to	1.25%	1.92%	to	2.06%	26.12%	to	27.71%

The Hartford Checks and Balances Fund
	2023	8,477	24.95	to	27.68	231,296	0.50%	to	1.25%		1.78%		11.59%	to	12.43%
	2022	8,450	22.36	to	24.62	204,089	0.50%	to	1.25%		1.34%		(14.72)%	to	(14.08)%
	2021	9,957	26.22	to	28.66	275,982	0.50%	to	1.25%	2.40%	to	2.53%	12.86%	to	13.71%
	2020	9,669	23.23	to	25.20	235,616	0.50%	to	1.25%	1.85%	to	2.08%	11.50%	to	12.34%
	2019	16,097	20.84	to	22.43	346,172	0.50%	to	1.25%	2.64%	to	2.68%	20.90%	to	21.81%

The Hartford High Yield
	2023	6,287	10.83	to	21.49	129,862	0.35%	to	1.05%		5.20%		-34.82%	to	12.19%
	2022	5,843	16.62	to	19.15	111,249	0.35%	to	1.25%		4.39%		(11.64)%	to	(10.84)%
	2021	6,249	18.81	to	21.48	133,734	0.35%	to	1.25%	0.38%	to	3.67%	2.09%	to	5.16%
	2020	5,544	18.43	to	20.43	113,077	0.50%	to	1.25%	4.10%	to	4.38%	(3.81)%	to	6.64%
	2019	4,352	19.16	to	19.16	83,364	0.50%	to	0.50%	4.86%	to	4.86%	14.12%	to	14.12%

The Hartford Dividend and Growth Fund
	2023	19,310	32.07	to	37.28	727,522	0.35%	to	1.25%		1.28%		12.31%	to	13.33%
	2022	19,383	28.55	to	32.90	648,063	0.35%	to	1.25%		1.05%		(10.14)%	to	(45.93)%
	2021	25,847	31.77	to	60.85	981,423	0.35%	to	1.25%	0.00%	to	0.95%	29.24%	to	30.41%
	2020	25,456	24.59	to	27.83	755,941	0.35%	to	1.25%	1.37%	to	1.70%	6.30%	to	7.26%
	2019	32,565	23.13	to	25.94	881,158	0.35%	to	1.25%	1.46%	to	1.46%	26.13%	to	27.27%

The Hartford International Opportunities Fund
	2023	11,860	15.63	to	17.72	206,623	0.50%	to	1.25%		0.91%		10.06%	to	10.88%
	2022	18,492	14.20	to	15.98	288,041	0.50%	to	1.25%		0.49%		(19.26)%	to	(27.24)%
	2021	19,012	17.58	to	21.96	362,630	0.50%	to	1.25%	0.00%	to	1.23%	5.95%	to	6.75%
	2020	17,398	16.60	to	18.40	302,444	0.50%	to	1.25%	0.27%	to	0.43%	18.80%	to	19.69%
	2019	27,822	13.97	to	15.37	414,342	0.50%	to	1.25%	0.17%	to	1.25%	24.06%	to	25.00%

The Hartford MidCap Fund
	2023	12,990	34.62	to	38.41	467,727	0.50%	to	1.25%		0.00%		12.95%	to	13.80%
	2022	12,722	30.65	to	33.76	404,180	0.50%	to	1.25%		0.00%		(25.33)%	to	(24.77)%
	2021	20,142	41.05	to	44.87	852,461	0.50%	to	1.25%	0.00%	to	0.22%	8.15%	to	8.97%
	2020	22,960	37.96	to	41.18	892,906	0.50%	to	1.25%	0.00%	to	0.00%	23.03%	to	23.96%
	2019	27,319	30.85	to	33.22	856,738	0.50%	to	1.25%	0.00%	to	0.00%	30.59%	to	31.57%

The Hartford Small Company Fund
	2023	8,991	25.83	to	31.85	290,726	0.00%	to	1.25%		0.00%		14.62%	to	16.06%
	2022	10,202	22.54	to	27.45	294,549	0.00%	to	1.25%		0.00%		(32.21)%	to	(62.97)%
	2021	9,211	33.25	to	74.11	398,779	0.00%	to	1.25%	0.00%	to	0.00%	(0.25)%	to	1.01%
	2020	9,166	33.33	to	39.59	409,208	0.00%	to	1.25%	0.00%	to	0.00%	51.96%	to	64.01%
	2019	11,266	21.93	to	24.14	326,264	0.50%	to	1.25%	0.00%	to	0.00%	28.13%	to	34.88%

The Hartford Total Return Bond Fund
	2023	8,796	12.79	to	15.19	118,773	0.50%	to	1.25%		3.81%		0.73%	to	6.37%
	2022	6,802	12.70	to	14.28	87,226	0.50%	to	1.25%		2.31%		(15.14)%	to	(14.50)%
	2021	36,040	14.97	to	16.70	577,252	0.35%	to	1.25%	0.00%	to	1.30%	(1.59)%	to	1.61%
	2020	28,416	14.73	to	16.67	463,161	0.35%	to	1.25%	2.14%	to	2.34%	7.55%	to	8.52%
	2019	35,108	13.70	to	15.36	527,645	0.35%	to	1.25%	2.82%	to	2.82%	8.51%	to	9.50%

The Hartford Healthcare Fund
	2023	4,870	39.84	to	70.38	228,066	0.75%	to	1.25%		0.00%		2.47%	to	2.98%
	2022	5,725	38.88	to	68.34	290,983	0.75%	to	1.25%		0.00%		(12.85)%	to	(12.41)%
	2021	8,141	44.62	to	78.02	440,830	0.35%	to	1.25%	0.00%	to	0.00%	8.55%	to	9.53%

Sub-Account		Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
	2020	13,800	41.10	to	46.52	636,339	0.35%	to	1.25%	0.00%	to	0.00%	21.01%	to	22.11%
	2019	8,885	33.96	to	38.10	368,736	0.35%	to	1.25%	0.00%	to	0.00%	31.58%	to	32.77%

The Hartford Growth Opportunities Fund
	2023	5,818	41.84	to	47.45	295,256	0.50%	to	1.25%		0.00%		38.82%	to	39.86%
	2022	5,857	30.14	to	33.92	214,983	0.50%	to	1.25%		0.00%		(37.84)%	to	(64.77)%
	2021	6,370	48.49	to	96.30	363,612	0.50%	to	1.25%	0.00%	to	0.00%	6.01%	to	6.81%
	2020	5,444	45.74	to	50.71	290,812	0.50%	to	1.25%	0.00%	to	0.00%	59.35%	to	60.55%
	2019	12,370	28.70	to	31.59	377,630	0.50%	to	1.25%	0.00%	to	0.00%	28.33%	to	29.30%

Hartford Quality Value Fund ##
	2023	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2022	139	23.93	to	23.93	3,338	0.50%	to	0.50%		1.37%		5.39%	to	(5.65)%
	2021	140	22.71	to	25.36	3,552	0.50%	to	1.25%	1.52%	to	5.36%	13.59%	to	26.88%
	2020	140	19.99	to	19.99	2,790	0.50%	to	0.50%	2.30%	to	2.30%	1.72%	to	1.72%
	2019	140	19.65	to	19.65	2,743	0.50%	to	0.50%	2.42%	to	2.42%	28.72%	to	28.72%

Hartford Moderate Allocation Fund
	2023	115,226	16.06	to	18.67	2,114,019	0.35%	to	1.25%		2.37%		11.12%	to	12.12%
	2022	117,013	14.45	to	16.65	1,890,760	0.35%	to	1.25%		1.97%		(16.12)%	to	(42.26)%
	2021	124,809	17.23	to	28.84	2,386,494	0.35%	to	1.25%	0.00%	to	2.09%	8.22%	to	13.40%
	2020	129,717	15.92	to	17.65	2,272,535	0.50%	to	1.25%	1.30%	to	1.61%	9.71%	to	10.53%
	2019	144,884	14.51	to	15.97	2,332,520	0.50%	to	1.25%	1.71%	to	1.77%	16.59%	to	17.47%

The Hartford Conservative Allocation Fund
	2023	24,156	13.84	to	16.08	381,386	0.35%	to	1.25%		2.71%		8.66%	to	9.64%
	2022	26,053	12.74	to	14.67	367,912	0.35%	to	1.25%		1.80%		(12.15)%	to	(28.91)%
	2021	31,797	14.50	to	20.63	535,267	0.35%	to	1.25%	1.69%	to	1.96%	3.96%	to	9.74%
	2020	51,803	13.95	to	15.47	938,228	0.50%	to	1.25%	1.61%	to	1.66%	7.34%	to	8.15%
	2019	48,261	13.00	to	14.30	809,412	0.50%	to	1.25%	0.27%	to	2.36%	12.26%	to	13.11%

The Hartford Capital Appreciation Fund
	2023	199,048	27.27	to	31.93	6,097,813	0.35%	to	1.25%		0.53%		16.85%	to	18.83%
	2022	240,535	23.34	to	26.87	6,219,638	0.35%	to	1.25%		0.42%		(18.56)%	to	(57.58)%
	2021	264,648	28.66	to	63.34	8,328,910	0.35%	to	1.25%	0.00%	to	0.00%	13.70%	to	15.05%
	2020	298,794	25.21	to	28.47	8,254,514	0.35%	to	1.25%	0.22%	to	0.55%	14.81%	to	19.23%
	2019	323,685	21.14	to	24.80	7,391,614	0.00%	to	1.25%	0.24%	to	0.25%	28.78%	to	30.40%

The Hartford Growth Allocation Fund
	2023	150,435	19.26	to	22.76	3,237,457	0.35%	to	1.25%		2.08%		12.03%	to	14.98%
	2022	141,656	17.19	to	19.79	2,612,094	0.35%	to	1.25%		2.05%		(16.26)%	to	(46.63)%
	2021	152,229	20.53	to	37.09	3,384,125	0.35%	to	1.25%	0.00%	to	2.26%	12.18%	to	16.65%
	2020	147,648	18.30	to	20.29	2,903,120	0.50%	to	1.25%	1.25%	to	1.65%	11.61%	to	12.45%
	2019	158,005	16.40	to	18.05	2,778,135	0.50%	to	1.25%	0.79%	to	1.51%	20.42%	to	21.33%

The Hartford Inflation Plus Fund
	2023	30,677	12.76	to	14.26	401,922	0.50%	to	1.25%		3.33%		3.44%	to	4.21%
	2022	31,636	12.34	to	13.69	399,994	0.50%	to	1.25%		5.50%		(10.06)%	to	(9.38)%
	2021	35,807	13.72	to	15.10	505,920	0.00%	to	1.25%	0.00%	to	0.00%	3.45%	to	4.75%
	2020	32,730	13.26	to	15.37	447,766	0.00%	to	1.25%	0.00%	to	1.36%	7.81%	to	15.24%
	2019	36,252	12.30	to	13.34	458,046	0.50%	to	1.25%	0.00%	to	1.53%	1.02%	to	5.32%

The Hartford Equity Income Fund
	2023	16,171	35.81	to	40.56	602,852	0.35%	to	1.25%		2.13%		5.57%	to	6.53%
	2022	15,027	33.92	to	38.07	530,428	0.35%	to	1.25%		1.76%		(2.00)%	to	(1.12)%
	2021	19,382	34.61	to	38.50	704,923	0.35%	to	1.25%	0.00%	to	1.42%	23.53%	to	24.64%
	2020	21,215	28.02	to	30.89	621,327	0.35%	to	1.25%	1.83%	to	1.86%	2.99%	to	3.92%
	2019	18,536	27.21	to	29.73	524,818	0.35%	to	1.25%	1.71%	to	1.72%	24.28%	to	25.41%

The Hartford Balanced Income Fund
	2023	9,858	19.83	to	22.27	203,879	0.35%	to	1.25%		3.24%		6.22%	to	7.17%
	2022	10,581	18.67	to	20.78	206,191	0.35%	to	1.25%		2.43%		(10.23)%	to	(7.93)%
	2021	20,265	20.80	to	22.57	436,741	0.15%	to	1.25%	0.00%	to	1.59%	8.45%	to	13.51%
	2020	25,236	19.18	to	20.66	496,694	0.50%	to	1.25%	2.14%	to	2.23%	6.07%	to	6.87%
	2019	23,098	18.08	to	19.33	425,309	0.50%	to	1.25%	1.96%	to	2.59%	17.47%	to	18.36%

The Hartford MidCap Value Fund
	2023	3,037	25.10	to	27.65	83,070	0.50%	to	1.25%		0.41%		14.32%	to	15.18%
	2022	2,913	21.96	to	24.01	68,682	0.50%	to	1.25%		0.21%		(9.27)%	to	(8.58)%
	2021	2,423	24.20	to	26.26	60,689	0.50%	to	1.25%	0.00%	to	0.00%	26.38%	to	27.33%
	2020	1,958	19.15	to	20.62	38,860	0.50%	to	1.25%	0.25%	to	0.27%	(1.04)%	to	(0.29)%
	2019	8,749	19.35	to	20.68	174,527	0.50%	to	1.25%	0.38%	to	0.61%	28.76%	to	35.48%

Hotchkis and Wiley Large Cap Value Fund
	2023	15,946	31.61	to	33.19	563,552	0.00%	to	1.25%		1.35%		15.11%	to	16.55%
	2022	18,056	27.46	to	28.48	545,884	0.00%	to	1.25%		0.91%		(6.67)%	to	(17.42)%
	2021	18,926	29.42	to	34.48	607,315	0.00%	to	1.25%	0.00%	to	0.74%	26.94%	to	28.54%
	2020	20,591	23.18	to	23.44	515,584	0.00%	to	1.25%	1.79%	to	1.80%	(1.77)%	to	(0.53)%
	2019	24,324	23.57	to	23.59	617,869	0.00%	to	1.25%	0.00%	to	1.30%	27.13%	to	28.73%

Invesco V.I. Technology Fund
	2023	295	44.31	to	44.31	13,065	0.70%	to	0.70%		0.00%		45.92%	to	45.92%
	2022	354	30.37	to	30.37	10,753	0.70%	to	0.70%		0.00%		(40.37)%	to	(40.37)%
	2021	1,219	50.93	to	50.93	62,081	0.00%	to	0.70%	0.00%	to	0.00%	13.61%	to	14.41%
	2020	14,261	44.83	to	53.86	640,414	0.00%	to	0.70%	0.00%	to	0.00%	45.10%	to	46.11%
	2019	17,482	30.89	to	36.86	540,858	0.00%	to	0.70%	0.00%	to	0.00%	34.93%	to	35.88%

Sub-Account		Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***

Invesco Technology Fund
	2023	34,854	33.77	to	41.41	1,180,112	0.35%	to	1.25%		0.00%		45.56%	to	46.86%
	2022	36,848	23.20	to	28.19	851,066	0.35%	to	1.25%		0.00%		(40.70)%	to	(40.16)%
	2021	38,358	39.13	to	47.12	1,526,428	0.35%	to	1.25%	0.00%	to	0.00%	12.85%	to	13.87%
	2020	42,772	34.67	to	41.38	1,534,050	0.35%	to	1.25%	0.00%	to	0.00%	44.25%	to	45.56%
	2019	37,304	24.03	to	28.43	914,821	0.35%	to	1.25%	0.00%	to	0.00%	33.92%	to	35.13%

Delaware Ivy Natural Resources Fund
	2023	133,389	7.86	to	9.01	1,051,386	0.00%	to	1.25%		1.53%		1.27%	to	0.01%
	2022	169,341	7.76	to	9.00	1,259,381	0.00%	to	1.25%		2.28%		17.76%	to	5.93%
	2021	154,750	6.59	to	8.50	1,024,318	0.00%	to	1.25%	0.00%	to	2.72%	24.99%	to	26.56%
	2020	148,771	5.20	to	6.19	790,117	0.00%	to	1.25%	0.54%	to	0.61%	(13.18)%	to	(12.08)%
	2019	156,362	5.92	to	7.13	959,055	0.00%	to	1.25%	2.17%	to	2.31%	8.29%	to	9.65%

Delaware Ivy Large Cap Growth Fund
	2023	14,283	51.81	to	56.84	773,942	0.35%	to	1.25%		0.00%		37.35%	to	36.12%
	2022	15,212	37.72	to	41.76	602,991	0.35%	to	1.25%		0.00%		(27.28)%	to	(32.28)%
	2021	16,044	51.88	to	61.66	885,563	0.35%	to	1.25%	0.00%	to	0.00%	24.99%	to	26.56%
	2020	17,253	39.99	to	45.07	734,817	0.35%	to	1.25%	0.00%	to	0.00%	29.06%	to	30.23%
	2019	20,244	30.70	to	34.92	670,364	0.35%	to	1.25%	0.00%	to	0.00%	34.77%	to	35.99%

Delaware Ivy Science and Technology Fund
	2023	26,801	56.73	to	64.26	1,533,441	0.50%	to	1.25%		0.00%		38.89%	to	39.93%
	2022	32,348	40.84	to	45.93	1,395,365	0.50%	to	1.25%		0.00%		(33.25)%	to	(32.74)%
	2021	36,211	61.18	to	68.28	2,329,550	0.15%	to	1.25%	0.00%	to	0.00%	9.00%	to	14.00%
	2020	39,550	53.67	to	59.45	2,219,092	0.50%	to	1.25%	0.00%	to	0.00%	34.37%	to	35.38%
	2019	40,534	39.94	to	43.91	1,687,510	0.50%	to	1.25%	0.00%	to	0.00%	48.35%	to	49.47%

Delaware Ivy Asset Strategy Fund
	2023	28,498	22.52	to	25.16	633,816	0.50%	to	1.25%		2.86%		14.17%	to	15.03%
	2022	26,835	19.72	to	21.88	530,474	0.50%	to	1.25%		1.08%		(14.50)%	to	(13.86)%
	2021	27,154	23.07	to	25.39	627,769	0.50%	to	1.25%	0.00%	to	2.14%	12.38%	to	13.23%
	2020	18,572	20.52	to	22.43	382,419	0.50%	to	1.25%	1.85%	to	1.91%	12.06%	to	12.90%
	2019	19,346	18.32	to	19.86	356,319	0.50%	to	1.25%	2.14%	to	2.24%	20.21%	to	21.11%

Janus Henderson Forty Portfolio
	2023	57,519	64.47	to	64.47	3,708,385	0.70%	to	0.70%		0.20%		38.99%	to	38.99%
	2022	57,680	46.39	to	46.39	2,676,065	0.70%	to	0.70%		0.19%		(34.02)%	to	(34.02)%
	2021	62,415	70.30	to	70.30	4,387,600	0.00%	to	0.70%	0.00%	to	0.00%	22.04%	to	26.16%
	2020	68,512	55.72	to	57.60	3,946,204	0.00%	to	0.70%	0.27%	to	0.27%	38.43%	to	39.40%
	2019	69,594	39.97	to	41.61	2,895,723	0.00%	to	0.70%	0.15%	to	0.15%	36.20%	to	37.16%

Janus Henderson Global Research Portfolio
	2023	9,860	30.03	to	30.03	296,058	0.70%	to	0.70%		0.93%		25.90%	to	25.90%
	2022	10,919	23.85	to	23.85	267,482	0.70%	to	0.70%		1.05%		(19.97)%	to	(19.97)%
	2021	11,870	29.80	to	29.80	353,780	0.00%	to	0.70%	0.32%	to	0.52%	17.27%	to	18.09%
	2020	12,360	25.42	to	29.94	314,918	0.00%	to	0.70%	0.73%	to	0.74%	19.22%	to	20.06%
	2019	13,719	21.32	to	24.94	293,093	0.00%	to	0.70%	0.99%	to	1.01%	28.14%	to	29.04%

Janus Henderson Enterprise Portfolio
	2023	1,545	57.11	to	57.11	88,264	0.70%	to	0.70%		0.17%		17.25%	to	17.25%
	2022	934	48.71	to	48.71	45,493	0.70%	to	0.70%		0.22%		(16.53)%	to	(16.53)%
	2021	1,400	58.35	to	58.35	81,693	0.00%	to	0.70%	0.30%	to	0.39%	16.02%	to	16.83%
	2020	1,949	50.30	to	51.33	98,141	0.00%	to	0.70%	0.07%	to	0.08%	18.64%	to	19.47%
	2019	2,387	42.40	to	42.97	101,251	0.00%	to	0.70%	0.19%	to	0.20%	34.54%	to	35.49%

Janus Henderson Balanced Portfolio
	2023	4,164	35.15	to	35.15	146,384	0.70%	to	0.70%		2.04%		14.61%	to	14.61%
	2022	4,655	30.67	to	30.67	142,768	0.70%	to	0.70%		1.12%		(16.98)%	to	(16.98)%
	2021	7,351	36.95	to	36.95	271,605	0.70%	to	0.70%	0.89%	to	0.89%	16.38%	to	16.38%
	2020	7,976	31.75	to	31.75	253,223	0.70%	to	0.70%	1.78%	to	1.78%	13.51%	to	13.51%
	2019	16,884	27.97	to	27.97	472,223	0.70%	to	0.70%	1.90%	to	1.90%	21.73%	to	21.73%

Janus Henderson Overseas Portfolio
	2023	8,566	18.17	to	18.17	155,680	0.70%	to	0.70%		1.53%		10.10%	to	10.10%
	2022	8,694	16.51	to	16.51	143,517	0.70%	to	0.70%		1.78%		13.28%	to	(9.24)%
	2021	8,838	14.57	to	18.19	160,725	0.00%	to	0.70%	0.00%	to	0.66%	12.79%	to	13.58%
	2020	12,981	12.83	to	16.13	208,155	0.00%	to	0.70%	1.33%	to	1.38%	15.49%	to	16.30%
	2019	15,456	11.03	to	13.96	214,777	0.00%	to	0.70%	1.93%	to	1.93%	26.13%	to	27.02%

Janus Henderson Flexible Bond Fund ##
	2023	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2022	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2021	3,464	14.43	to	15.85	54,894	0.50%	to	1.25%	0.00%	to	1.60%	(10.50)%	to	(1.72)%
	2020	2,957	16.12	to	16.12	47,678	0.50%	to	0.50%	2.14%	to	2.14%	9.86%	to	9.86%
	2019	2,357	14.68	to	14.68	34,600	0.50%	to	0.50%	1.03%	to	2.65%	8.57%	to	16.58%

Janus Henderson Forty Fund
	2023	140,207	69.98	to	91.97	7,986,602	0.00%	to	1.25%		0.00%		37.61%	to	39.34%
	2022	141,440	50.85	to	66.01	6,406,285	0.00%	to	1.25%		0.00%		(34.63)%	to	(33.81)%
	2021	156,106	77.79	to	99.72	10,658,714	0.00%	to	1.25%	0.00%	to	0.00%	20.96%	to	22.48%
	2020	170,857	64.31	to	81.42	9,630,116	0.00%	to	1.25%	0.00%	to	0.00%	36.88%	to	38.60%
	2019	175,411	46.99	to	58.75	7,142,366	0.00%	to	1.25%	0.00%	to	0.00%	34.61%	to	36.30%

Janus Henderson Balanced Fund
	2023	86,273	29.30	to	33.38	2,693,377	0.35%	to	1.25%		1.97%		13.55%	to	9.29%
	2022	88,816	25.80	to	30.54	2,513,681	0.00%	to	1.25%		0.66%		(17.92)%	to	(16.89)%
	2021	93,579	31.44	to	36.75	3,214,911	0.00%	to	1.25%	0.00%	to	0.36%	15.30%	to	23.65%
	2020	77,716	27.27	to	29.72	2,281,634	0.50%	to	1.25%	1.15%	to	1.15%	12.50%	to	13.35%
	2019	93,210	24.24	to	26.22	2,409,412	0.50%	to	1.25%	1.08%	to	1.60%	15.86%	to	20.58%

Sub-Account		Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***

Janus Henderson Enterprise Fund
	2023	28,068	59.47	to	67.75	1,766,012	0.35%	to	1.25%		0.00%		16.06%	to	17.11%
	2022	28,099	51.24	to	57.85	1,510,009	0.35%	to	1.25%		0.00%		(17.39)%	to	(16.65)%
	2021	29,351	62.03	to	69.41	1,901,300	0.35%	to	1.25%	0.00%	to	0.00%	15.47%	to	18.54%
	2020	28,536	53.72	to	58.55	1,595,725	0.50%	to	1.25%	0.00%	to	0.00%	18.36%	to	19.25%
	2019	29,024	45.39	to	49.10	1,363,012	0.50%	to	1.25%	0.00%	to	0.00%	(53.81)%	to	33.05%

Janus Henderson Overseas Fund
	2023	111,537	14.26	to	17.09	1,702,046	0.00%	to	1.25%		1.04%		9.15%	to	10.52%
	2022	121,816	13.06	to	15.46	1,714,883	0.00%	to	1.25%		1.19%		(10.17)%	to	(9.04)%
	2021	125,179	14.54	to	17.00	1,957,760	0.00%	to	1.25%	0.00%	to	0.67%	11.33%	to	12.73%
	2020	136,390	13.06	to	15.08	1,902,715	0.00%	to	1.25%	0.65%	to	0.69%	14.81%	to	16.25%
	2019	140,182	11.38	to	12.97	1,693,805	0.00%	to	1.25%	0.00%	to	1.37%	25.14%	to	26.71%

Janus Henderson Global Research Fund
	2023	6,990	21.95	to	35.20	199,242	0.35%	to	1.25%		0.55%		25.84%	to	24.71%
	2022	6,839	17.45	to	28.23	153,702	0.35%	to	1.25%		0.43%		(20.15)%	to	(27.94)%
	2021	8,354	21.85	to	39.17	223,719	0.35%	to	1.25%	0.00%	to	0.00%	16.11%	to	17.16%
	2020	9,250	18.65	to	30.72	210,337	0.35%	to	1.25%	0.00%	to	0.00%	18.23%	to	19.30%
	2019	9,937	15.63	to	25.98	192,336	0.35%	to	1.25%	0.73%	to	0.90%	26.87%	to	28.02%

Janus Henderson Mid Cap Value Fund
	2023	8,633	30.63	to	34.15	268,197	0.50%	to	1.25%		0.65%		9.55%	to	3.17%
	2022	34,623	27.96	to	33.10	1,060,213	0.00%	to	1.25%		0.74%		(6.58)%	to	(5.40)%
	2021	37,846	29.93	to	34.99	1,231,729	0.00%	to	1.25%	0.00%	to	0.14%	17.66%	to	19.14%
	2020	45,962	25.44	to	29.37	1,257,423	0.00%	to	1.25%	0.75%	to	0.77%	(2.96)%	to	(1.74)%
	2019	41,771	26.21	to	29.89	1,169,665	0.00%	to	1.25%	0.00%	to	0.66%	28.23%	to	29.85%

PGIM Jennison Natural Resources Fund
	2023	1,102	10.38	to	11.08	12,133	0.50%	to	1.05%		2.01%		-3.20%	to	-2.67%
	2022	1,733	10.72	to	11.39	19,718	0.50%	to	1.05%		1.80%		25.69%	to	23.88%
	2021	2,297	8.53	to	9.19	20,205	0.00%	to	1.25%	0.00%	to	0.96%	25.65%	to	26.12%
	2020	2,272	6.79	to	34.72	15,853	0.00%	to	1.25%	0.00%	to	1.84%	9.79%	to	408.22%
	2019	59,790	6.18	to	6.83	402,187	0.00%	to	1.25%	0.00%	to	0.96%	(75.34)%	to	15.06%

PGIM Jennison Mid-Cap Growth Fund
	2023	10,214	59.73	to	68.25	641,789	0.35%	to	1.25%		0.00%		18.70%	to	19.77%
	2022	12,837	50.32	to	56.98	684,596	0.35%	to	1.25%		0.00%		(25.01)%	to	(24.34)%
	2021	14,262	67.10	to	75.31	1,010,778	0.35%	to	1.25%	0.00%	to	0.00%	10.00%	to	11.00%
	2020	15,118	61.00	to	67.85	968,272	0.35%	to	1.25%	0.00%	to	0.00%	40.40%	to	41.67%
	2019	15,574	43.45	to	47.89	708,317	0.35%	to	1.25%	0.00%	to	0.00%	35.45%	to	36.68%

PGIM Jennison 20/20 Focus Fund *
	2023	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2022	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2021	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2020	4,269	53.53	to	58.49	237,953	0.50%	to	1.25%	0.06%	to	0.06%	28.71%	to	29.68%
	2019	4,263	41.59	to	45.10	184,370	0.50%	to	1.25%	0.07%	to	0.25%	26.96%	to	27.92%

JPMorgan Large Cap Growth Fund
	2023	4,181	47.65	to	47.65	199,216	0.85%	to	0.85%		0.00%		38.56%	to	35.83%
	2022	4,622	34.39	to	35.08	161,894	1.05%	to	1.25%		0.10%		(26.52)%	to	(26.37)%
	2021	4,587	46.80	to	47.65	218,202	1.05%	to	1.25%	0.00%	to	0.00%	16.73%	to	16.96%
	2020	8,738	40.09	to	40.74	355,726	1.05%	to	1.25%	0.00%	to	0.00%	53.69%	to	56.16%
	2019	305	26.09	to	26.09	7,956	1.25%	to	1.25%	0.00%	to	0.00%	35.38%	to	37.01%

JPMorgan Core Bond Fund
	2023	93,498	12.62	to	14.42	1,287,041	0.35%	to	1.25%		3.27%		4.11%	to	0.09%
	2022	113,843	12.12	to	14.40	1,546,818	0.00%	to	1.25%		2.28%		(13.64)%	to	(12.56)%
	2021	108,461	14.03	to	16.47	1,694,965	0.00%	to	1.25%	0.00%	to	1.79%	(2.59)%	to	(1.36)%
	2020	129,727	14.41	to	16.70	2,051,267	0.00%	to	1.25%	2.02%	to	2.11%	6.51%	to	7.85%
	2019	337,619	13.53	to	15.49	5,135,088	0.00%	to	1.25%	2.51%	to	2.57%	6.72%	to	8.06%

JPMorgan Small Cap Equity Fund
	2023	956	61.38	to	70.14	58,980	0.35%	to	1.25%		0.85%		10.22%	to	11.22%
	2022	459	55.69	to	63.07	25,823	0.35%	to	1.25%		0.00%		(17.36)%	to	(16.61)%
	2021	865	67.39	to	75.63	59,658	0.35%	to	1.25%	0.00%	to	0.00%	14.25%	to	15.28%
	2020	874	58.98	to	65.60	52,669	0.35%	to	1.25%	0.01%	to	0.14%	16.68%	to	17.74%
	2019	1,155	50.55	to	55.72	60,028	0.35%	to	1.25%	0.00%	to	0.32%	26.51%	to	27.65%

JPMorgan Small Cap Growth Fund
	2023	12,277	71.72	to	80.15	896,527	0.50%	to	1.25%		0.00%		12.45%	to	13.29%
	2022	14,556	63.78	to	70.75	946,548	0.50%	to	1.25%		0.00%		(33.27)%	to	(32.77)%
	2021	15,139	95.58	to	105.23	1,474,679	0.15%	to	1.25%	0.00%	to	0.00%	(7.23)%	to	(2.24)%
	2020	16,064	103.03	to	112.58	1,683,281	0.50%	to	1.25%	0.07%	to	0.08%	57.23%	to	58.41%
	2019	12,428	65.53	to	71.07	828,738	0.50%	to	1.25%	0.00%	to	0.00%	35.40%	to	36.42%

JPMorgan Small Cap Value Fund
	2023	7,352	53.80	to	64.75	462,087	0.00%	to	1.25%		1.52%		11.38%	to	12.77%
	2022	7,569	48.31	to	57.41	422,742	0.00%	to	1.25%		0.90%		(14.72)%	to	(13.65)%
	2021	8,060	56.65	to	66.49	523,145	0.00%	to	1.25%	0.00%	to	0.37%	30.67%	to	32.31%
	2020	5,829	43.35	to	50.25	283,963	0.00%	to	1.25%	0.47%	to	0.74%	4.47%	to	5.79%
	2019	8,907	41.49	to	47.50	402,227	0.00%	to	1.25%	0.96%	to	1.06%	17.35%	to	18.82%

JPMorgan U.S. Equity Fund
	2023	14,183	47.03	to	55.91	716,523	0.00%	to	1.25%		0.66%		25.14%	to	26.71%
	2022	17,425	37.58	to	44.12	691,003	0.00%	to	1.25%		0.63%		(20.18)%	to	(19.18)%
	2021	22,055	47.08	to	54.59	1,092,689	0.00%	to	1.25%	0.00%	to	0.33%	26.56%	to	28.16%
	2020	19,302	37.20	to	42.60	740,757	0.00%	to	1.25%	0.54%	to	0.54%	24.51%	to	26.08%
	2019	25,938	29.88	to	33.79	798,004	0.00%	to	1.25%	0.33%	to	0.70%	29.97%	to	151.77%

Sub-Account		Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***

JPMorgan SmartRetirement 2020 Fund
	2023	127,335	16.53	to	19.42	2,252,601	0.00%	to	1.25%		3.12%		10.17%	to	11.55%
	2022	141,073	15.01	to	17.41	2,251,740	0.00%	to	1.25%		2.20%		(15.33)%	to	(14.26)%
	2021	184,508	17.72	to	20.31	3,465,972	0.00%	to	1.25%	0.00%	to	2.36%	4.42%	to	5.73%
	2020	287,528	16.97	to	19.21	5,141,854	0.00%	to	1.25%	1.95%	to	2.26%	8.69%	to	10.05%
	2019	342,833	15.62	to	17.45	5,569,203	0.00%	to	1.25%	1.09%	to	2.55%	(0.67)%	to	14.06%

JPMorgan SmartRetirement 2025 Fund
	2023	242,674	18.06	to	21.21	4,762,991	0.00%	to	1.25%		2.17%		11.63%	to	13.03%
	2022	388,455	16.18	to	18.77	6,676,106	0.00%	to	1.25%		2.02%		(12.41)%	to	(15.84)%
	2021	444,639	18.47	to	22.30	9,089,059	0.00%	to	1.25%	0.00%	to	0.00%	(10.34)%	to	6.91%
	2020	456,943	18.21	to	20.60	8,660,869	0.00%	to	1.25%	2.03%	to	2.14%	10.09%	to	11.48%
	2019	510,095	16.54	to	18.48	8,713,638	0.00%	to	1.25%	0.86%	to	2.41%	7.07%	to	16.70%

JPMorgan SmartRetirement 2030 Fund
	2023	241,552	19.51	to	22.92	5,020,490	0.00%	to	1.25%		2.12%		13.68%	to	15.11%
	2022	320,550	17.17	to	19.91	5,844,782	0.00%	to	1.25%		1.58%		(17.85)%	to	(16.82)%
	2021	409,593	20.90	to	23.94	9,165,826	0.00%	to	1.25%	0.00%	to	2.58%	9.06%	to	10.43%
	2020	427,875	19.16	to	21.68	8,680,424	0.00%	to	1.25%	1.70%	to	1.92%	10.84%	to	12.23%
	2019	442,585	17.29	to	19.32	8,024,200	0.00%	to	1.25%	0.60%	to	2.26%	3.85%	to	18.89%

JPMorgan SmartRetirement 2035 Fund
	2023	184,428	21.23	to	24.94	4,218,421	0.00%	to	1.25%		1.74%		15.58%	to	17.03%
	2022	262,100	18.37	to	21.31	5,124,683	0.00%	to	1.25%		1.69%		(18.51)%	to	(17.48)%
	2021	252,887	22.54	to	25.83	6,025,297	0.00%	to	1.25%	0.00%	to	3.02%	12.17%	to	13.58%
	2020	245,302	20.10	to	22.74	5,162,266	0.00%	to	1.25%	1.37%	to	1.76%	12.54%	to	13.96%
	2019	297,252	17.86	to	19.95	5,506,465	0.00%	to	1.25%	0.50%	to	2.01%	11.17%	to	20.68%

JPMorgan SmartRetirement 2040 Fund
	2023	175,042	22.42	to	26.33	4,248,263	0.00%	to	1.25%		1.49%		16.98%	to	18.44%
	2022	260,070	19.16	to	22.23	5,341,443	0.00%	to	1.25%		1.37%		(16.17)%	to	(17.98)%
	2021	309,445	22.86	to	27.11	7,762,025	0.00%	to	1.25%	0.00%	to	0.00%	(2.68)%	to	13.96%
	2020	286,248	20.76	to	23.49	6,258,572	0.00%	to	1.25%	1.35%	to	1.76%	13.29%	to	14.72%
	2019	290,340	18.32	to	20.48	5,547,063	0.00%	to	1.25%	0.00%	to	0.32%	6.59%	to	22.20%

JPMorgan SmartRetirement 2045 Fund
	2023	125,065	23.06	to	27.09	3,064,463	0.00%	to	1.25%		1.43%		18.04%	to	19.52%
	2022	162,599	19.54	to	22.67	3,339,855	0.00%	to	1.25%		1.32%		(19.47)%	to	(18.46)%
	2021	156,240	24.26	to	27.80	3,964,160	0.00%	to	1.25%	0.00%	to	2.95%	15.71%	to	17.17%
	2020	181,782	20.97	to	23.72	3,965,280	0.00%	to	1.25%	1.27%	to	1.73%	13.75%	to	15.18%
	2019	222,483	18.43	to	20.60	4,229,037	0.00%	to	1.25%	0.24%	to	1.84%	12.37%	to	22.94%

JPMorgan SmartRetirement 2050 Fund
	2023	146,057	23.06	to	27.09	3,639,109	0.00%	to	1.25%		1.47%		18.38%	to	19.86%
	2022	166,801	19.48	to	22.60	3,486,466	0.00%	to	1.25%		1.35%		(15.64)%	to	(18.54)%
	2021	173,254	23.09	to	27.74	4,465,043	0.00%	to	1.25%	0.00%	to	0.00%	0.57%	to	15.68%
	2020	164,033	20.93	to	22.96	3,623,625	0.00%	to	1.25%	0.00%	to	1.33%	11.60%	to	13.69%
	2019	179,383	18.41	to	20.57	3,434,364	0.00%	to	1.25%	0.00%	to	0.00%	12.06%	to	22.97%

JPMorgan SmartRetirement Income Fund
	2023	23,477	14.70	to	17.26	370,058	0.00%	to	1.25%		2.67%		10.24%	to	11.62%
	2022	34,951	13.33	to	15.47	497,353	0.00%	to	1.25%		1.50%		(15.24)%	to	(14.17)%
	2021	58,446	15.73	to	18.02	998,814	0.00%	to	1.25%	1.42%	to	2.43%	4.47%	to	5.79%
	2020	91,973	15.05	to	17.03	1,454,972	0.00%	to	1.25%	2.34%	to	2.34%	8.35%	to	9.71%
	2019	140,340	13.89	to	15.53	2,041,313	0.00%	to	1.25%	1.12%	to	2.68%	(7.25)%	to	12.55%

JPMorgan SmartRetirement 2055 Fund
	2023	69,076	22.84	to	26.44	1,683,184	0.00%	to	1.25%		1.39%		18.36%	to	19.85%
	2022	88,838	19.29	to	22.06	1,813,180	0.00%	to	1.25%		1.50%		(19.52)%	to	(18.51)%
	2021	73,992	23.97	to	27.07	1,862,731	0.00%	to	1.25%	0.00%	to	2.95%	15.68%	to	17.13%
	2020	62,639	20.72	to	23.11	1,362,071	0.00%	to	1.25%	1.45%	to	1.70%	13.68%	to	15.11%
	2019	97,687	18.23	to	20.08	1,834,309	0.00%	to	1.25%	0.28%	to	1.92%	(2.92)%	to	23.01%

Loomis Sayles Bond Fund
	2023	16,742	11.47	to	19.23	266,241	0.00%	to	1.25%		3.69%		-36.67%	to	-2.28%
	2022	10,473	18.11	to	19.68	192,388	0.65%	to	1.25%		4.33%		48.51%	to	(13.47)%
	2021	10,062	12.19	to	22.74	214,534	0.00%	to	1.25%	0.00%	to	4.00%	1.47%	to	2.98%
	2020	16,807	11.84	to	20.75	350,984	0.00%	to	1.25%	0.38%	to	2.88%	(49.97)%	to	0.37%
	2019	165,248	20.67	to	23.67	3,848,734	0.00%	to	1.25%	3.31%	to	3.32%	9.66%	to	11.04%

LKCM Aquinas Catholic Equity Fund
	2023	8,174	36.03	to	36.03	294,519	1.05%	to	1.05%		0.80%		12.89%	to	12.89%
	2022	7,673	31.92	to	31.92	244,916	1.05%	to	1.05%		1.04%		(17.08)%	to	(19.02)%
	2021	7,259	38.49	to	39.42	286,126	0.50%	to	1.25%	0.89%	to	1.06%	21.12%	to	32.37%
	2020	6,848	31.78	to	31.78	217,623	1.05%	to	1.05%	0.40%	to	0.40%	22.98%	to	22.98%
	2019	6,194	25.84	to	25.84	160,071	1.05%	to	1.05%	0.00%	to	0.51%	27.52%	to	29.79%

Lord Abbett Affiliated Fund
	2023	16,956	23.01	to	23.62	399,801	0.50%	to	1.25%		1.76%		9.94%	to	8.92%
	2022	19,801	20.93	to	21.68	424,695	0.50%	to	1.25%		1.72%		(17.59)%	to	(22.24)%
	2021	22,885	25.40	to	27.89	555,376	0.15%	to	1.25%	0.00%	to	5.91%	30.05%	to	44.52%
	2020	25,126	18.50	to	19.53	483,927	0.50%	to	1.25%	1.94%	to	2.09%	(2.72)%	to	(1.76)%
	2019	23,303	18.84	to	20.08	457,150	0.50%	to	1.25%	1.19%	to	2.13%	9.89%	to	23.49%

Lord Abbett Fundamental Equity Fund
	2023	28,817	29.18	to	44.89	1,238,430	0.00%	to	1.25%		0.85%		11.45%	to	13.10%
	2022	57,538	26.19	to	39.69	2,208,006	0.00%	to	1.25%		1.08%		(10.76)%	to	(55.16)%

Sub-Account		Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
	2021	62,817	29.34	to	88.53	2,691,926	0.00%	to	1.25%	0.82%	to	0.98%	27.10%	to	29.02%
	2020	73,898	23.09	to	33.98	2,443,314	0.00%	to	1.25%	1.82%	to	1.98%	1.24%	to	2.64%
	2019	76,593	22.80	to	33.10	2,484,815	0.00%	to	1.25%	1.32%	to	1.49%	20.97%	to	22.76%

Lord Abbett Bond Debenture Fund
	2023	82,316	19.61	to	22.05	1,665,917	0.00%	to	1.25%		5.21%		2.85%	to	6.85%
	2022	88,694	19.06	to	20.63	1,693,325	0.00%	to	1.25%		4.34%		(12.01)%	to	(15.01)%
	2021	95,878	21.66	to	24.28	2,108,417	0.00%	to	1.25%	3.07%	to	3.32%	1.72%	to	3.25%
	2020	109,209	21.30	to	22.89	2,342,756	0.00%	to	1.25%	3.46%	to	3.92%	4.38%	to	7.63%
	2019	119,102	20.40	to	21.27	2,381,540	0.00%	to	1.25%	2.19%	to	4.09%	13.40%	to	13.45%

Lord Abbett Growth Opportunities Fund
	2023	7,727	27.44	to	31.05	217,324	0.50%	to	1.25%		0.00%		9.43%	to	10.25%
	2022	7,262	25.07	to	28.17	186,622	0.50%	to	1.25%		0.00%		(40.29)%	to	(32.92)%
	2021	6,463	41.99	to	41.99	249,406	0.50%	to	1.25%	0.00%	to	0.00%	6.07%	to	20.70%
	2020	6,245	35.77	to	39.59	226,363	0.50%	to	1.25%	0.00%	to	0.00%	38.32%	to	39.37%
	2019	5,639	25.86	to	28.41	149,041	0.50%	to	1.25%	0.00%	to	0.00%	35.05%	to	36.07%

Lord Abbett Dividend Growth Fund
	2023	5,560	35.35	to	109.04	190,076	0.50%	to	1.25%		0.74%		33.56%	to	15.76%
	2022	9,043	26.47	to	94.20	264,034	0.50%	to	1.25%		0.89%		(14.60)%	to	(13.96)%
	2021	9,123	31.00	to	109.48	309,751	0.50%	to	1.25%	0.00%	to	0.87%	6.15%	to	25.04%
	2020	10,408	29.20	to	87.56	280,002	0.50%	to	1.25%	0.89%	to	1.10%	13.85%	to	14.92%
	2019	9,403	25.65	to	76.19	222,154	0.50%	to	1.25%	1.39%	to	1.65%	24.70%	to	310.64%

Lord Abbett Total Return Fund
	2023	385,522	14.39	to	17.69	6,713,746	0.00%	to	1.25%		4.52%		5.20%	to	6.30%
	2022	383,135	13.68	to	16.64	6,243,262	0.00%	to	1.25%		3.20%		(15.29)%	to	(14.10)%
	2021	397,362	16.15	to	19.37	7,549,115	0.00%	to	1.25%	0.00%	to	0.00%	(1.41)%	to	(0.11)%
	2020	359,164	16.38	to	19.40	6,832,789	0.00%	to	1.25%	2.45%	to	2.45%	5.57%	to	7.38%
	2019	345,562	15.52	to	18.06	6,127,659	0.00%	to	1.25%	2.67%	to	2.90%	6.80%	to	8.33%

Lord Abbett Developing Growth Fund
	2023	24,447	39.00	to	39.09	629,429	0.35%	to	1.25%		0.00%		8.12%	to	6.87%
	2022	19,754	36.07	to	36.58	623,490	0.35%	to	1.25%		0.00%		(37.86)%	to	(40.79)%
	2021	27,858	58.05	to	61.78	1,368,351	0.15%	to	1.25%	0.00%	to	0.00%	(4.08)%	to	(0.31)%
	2020	29,056	58.38	to	60.51	1,478,076	0.35%	to	1.25%	0.00%	to	0.00%	70.02%	to	71.97%
	2019	32,452	33.95	to	35.59	967,363	0.35%	to	1.25%	0.00%	to	0.00%	30.09%	to	31.45%

Lord Abbett International Equity Inv Opt
	2023	30,839	11.06	to	12.77	381,411	0.35%	to	1.05%		1.82%		11.17%	to	11.95%
	2022	33,688	9.95	to	11.41	371,061	0.35%	to	1.05%		1.91%		(29.47)%	to	(30.70)%
	2021	37,066	14.11	to	16.46	503,497	0.35%	to	1.25%	0.19%	to	1.30%	10.26%	to	11.26%
	2020	34,204	12.68	to	14.93	418,442	0.35%	to	1.25%	1.33%	to	1.35%	15.42%	to	16.46%
	2019	36,866	10.89	to	12.94	389,534	0.35%	to	1.25%	1.64%	to	1.70%	19.92%	to	21.01%

Lord Abbett Value Opportunities Fund
	2023	93,235	19.32	to	21.26	2,601,492	0.35%	to	1.25%		0.10%		-22.94%	to	-24.47%
	2022	104,457	25.08	to	28.15	2,524,600	0.35%	to	1.25%		0.55%		14.91%	to	(22.18)%
	2021	112,722	21.82	to	36.17	3,534,621	0.00%	to	1.25%	0.00%	to	0.00%	(15.68)%	to	32.13%
	2020	112,571	25.88	to	28.53	2,810,612	0.35%	to	1.25%	0.23%	to	0.27%	10.90%	to	13.76%
	2019	138,097	22.75	to	25.73	3,100,910	0.00%	to	1.25%	0.33%	to	0.35%	21.33%	to	22.86%

Clearbridge Value Trust
	2023	7,561	27.69	to	32.42	255,054	0.00%	to	1.25%		0.96%		19.21%	to	17.73%
	2022	8,916	23.22	to	27.53	246,554	0.00%	to	1.25%		0.74%		(22.12)%	to	(76.49)%
	2021	9,267	29.82	to	117.12	274,942	0.00%	to	1.25%	0.47%	to	0.48%	26.34%	to	503.12%
	2020	9,646	19.42	to	23.60	228,489	0.00%	to	1.25%	0.66%	to	0.68%	9.78%	to	11.16%
	2019	11,180	17.47	to	21.50	242,679	0.00%	to	1.25%	0.25%	to	0.26%	25.37%	to	26.94%

BMO Mid-Cap Value Fund
	2023	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2022	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2021	40,432	13.92	to	15.54	598,432	0.00%	to	0.85%	0.46%	to	7.23%	33.09%	to	34.71%
	2020	42,406	10.33	to	11.41	465,707	0.00%	to	0.75%	3.02%	to	3.93%	(0.08)%	to	0.41%
	2019	48,235	10.29	to	11.42	532,073	0.00%	to	0.85%	1.22%	to	1.27%	19.22%	to	20.24%

MFS® Emerging Markets Debt Fund
	2023	6,945	14.30	to	16.20	106,931	0.35%	to	1.25%		5.84%		8.73%	to	9.71%
	2022	7,005	13.16	to	14.77	98,393	0.35%	to	1.25%		5.84%		(8.83)%	to	(15.35)%
	2021	14,761	14.43	to	17.44	242,463	0.00%	to	1.25%	0.00%	to	3.93%	(6.42)%	to	(3.86)%
	2020	16,046	15.42	to	16.31	273,296	0.00%	to	1.25%	0.00%	to	4.05%	(7.90)%	to	6.45%
	2019	15,530	15.32	to	16.74	248,389	0.35%	to	1.25%	0.49%	to	4.47%	12.40%	to	22.29%

Massachusetts Investors Growth Stock Fund
	2023	48,234	47.70	to	49.75	2,389,595	0.00%	to	1.25%		0.44%		24.08%	to	22.54%
	2022	49,719	38.44	to	40.60	1,993,903	0.00%	to	1.25%		0.28%		(19.24)%	to	(33.30)%
	2021	76,329	47.60	to	60.86	4,013,637	0.00%	to	1.25%	0.00%	to	0.16%	24.63%	to	26.20%
	2020	96,310	37.71	to	40.84	3,970,884	0.00%	to	1.25%	0.15%	to	0.21%	20.91%	to	22.43%
	2019	122,973	30.80	to	33.77	4,104,333	0.00%	to	1.25%	0.29%	to	0.32%	38.17%	to	39.91%

MFS High Income Fund
	2023	30,644	13.30	to	25.92	514,208	0.35%	to	1.25%		5.83%		11.79%	to	10.79%
	2022	40,581	11.90	to	23.40	605,028	0.35%	to	1.25%		5.00%		(10.88)%	to	(21.61)%
	2021	41,622	13.35	to	29.85	691,628	0.35%	to	1.25%	0.00%	to	4.30%	1.92%	to	2.84%
	2020	52,024	12.98	to	25.99	854,238	0.35%	to	1.25%	4.61%	to	4.70%	3.13%	to	4.06%
	2019	57,976	12.48	to	25.20	959,973	0.35%	to	1.25%	4.73%	to	4.74%	13.04%	to	14.06%

Sub-Account		Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***

MFS International New Discovery Fund
	2023	9,437	30.50	to	33.44	354,825	0.00%	to	1.25%		1.71%		8.39%	to	11.38%
	2022	9,529	28.14	to	30.02	320,388	0.00%	to	1.25%		0.47%		(23.16)%	to	(31.58)%
	2021	9,589	36.62	to	43.88	399,898	0.00%	to	1.25%	0.00%	to	0.93%	(0.27)%	to	3.37%
	2020	9,433	36.22	to	36.72	377,740	0.00%	to	1.25%	0.09%	to	0.10%	5.58%	to	8.34%
	2019	10,004	33.43	to	34.78	367,686	0.00%	to	1.25%	1.07%	to	1.14%	19.44%	to	20.99%

MFS Mid Cap Growth Fund
	2023	16,150	26.95	to	30.47	517,999	0.35%	to	1.25%		0.00%		20.57%	to	19.50%
	2022	18,705	22.35	to	25.50	497,090	0.35%	to	1.25%		0.00%		(28.77)%	to	(39.19)%
	2021	23,223	31.38	to	41.94	863,739	0.35%	to	1.25%	0.00%	to	0.00%	12.33%	to	13.34%
	2020	24,860	27.68	to	32.16	814,669	0.35%	to	1.25%	0.00%	to	0.00%	33.65%	to	34.86%
	2019	29,431	20.53	to	24.06	720,050	0.35%	to	1.25%	0.00%	to	0.00%	35.72%	to	36.95%

MFS New Discovery Fund
	2023	123,010	24.58	to	28.88	3,542,291	0.00%	to	1.25%		0.00%		12.55%	to	13.97%
	2022	139,331	21.84	to	25.34	3,518,634	0.00%	to	1.25%		0.00%		(30.68)%	to	(29.81)%
	2021	152,952	31.51	to	36.10	5,502,990	0.00%	to	1.25%	0.00%	to	0.00%	0.01%	to	1.26%
	2020	171,041	31.51	to	35.65	6,081,014	0.00%	to	1.25%	0.00%	to	0.00%	42.85%	to	44.64%
	2019	164,315	22.06	to	24.65	4,042,261	0.00%	to	1.25%	0.00%	to	0.00%	38.99%	to	40.74%

MFS Research International Fund
	2023	199,536	12.92	to	14.88	2,785,489	0.35%	to	1.25%		1.48%		11.70%	to	12.71%
	2022	216,258	11.57	to	13.20	2,693,028	0.35%	to	1.25%		1.41%		(18.55)%	to	(17.81)%
	2021	213,284	14.20	to	16.06	3,245,681	0.35%	to	1.25%	0.00%	to	1.11%	10.23%	to	11.23%
	2020	213,992	12.89	to	14.44	2,939,724	0.35%	to	1.25%	0.81%	to	0.85%	11.51%	to	12.51%
	2019	198,689	11.56	to	12.84	2,433,821	0.35%	to	1.25%	1.54%	to	1.85%	26.03%	to	27.17%

MFS Total Return Fund
	2023	106,235	23.42	to	24.87	2,500,255	0.00%	to	1.25%		2.40%		8.93%	to	10.29%
	2022	108,040	21.50	to	22.55	2,303,650	0.00%	to	1.25%		1.78%		(10.78)%	to	(14.76)%
	2021	106,160	24.10	to	26.45	2,514,306	0.00%	to	1.25%	0.00%	to	0.00%	12.54%	to	13.96%
	2020	107,816	21.41	to	21.90	2,259,431	0.00%	to	1.25%	1.81%	to	1.91%	8.33%	to	9.69%
	2019	110,452	19.77	to	19.96	2,129,967	0.00%	to	1.25%	1.96%	to	2.00%	18.74%	to	20.24%

MFS Utilities Fund
	2023	162,281	26.67	to	56.22	3,921,762	0.00%	to	1.25%		2.14%		-2.22%	to	-3.47%
	2022	177,253	27.27	to	58.24	4,394,275	0.00%	to	1.25%		1.80%		0.44%	to	(11.96)%
	2021	179,156	27.15	to	66.14	4,387,415	0.00%	to	1.25%	0.00%	to	1.27%	13.86%	to	113.05%
	2020	186,571	23.85	to	27.56	4,006,530	0.00%	to	1.25%	1.81%	to	1.87%	4.70%	to	6.02%
	2019	219,044	22.49	to	26.32	4,506,406	0.00%	to	1.25%	0.00%	to	2.56%	23.32%	to	24.87%

MFS Value Fund
	2023	333,122	25.92	to	31.91	11,769,798	0.00%	to	1.25%		1.54%		-33.68%	to	-37.10%
	2022	378,663	39.08	to	50.73	12,482,646	0.00%	to	1.25%		1.58%		24.04%	to	(6.13)%
	2021	462,837	31.51	to	54.05	16,056,922	0.00%	to	1.25%	0.00%	to	0.00%	(27.08)%	to	23.53%
	2020	500,123	34.13	to	43.21	13,938,509	0.00%	to	1.25%	1.09%	to	1.49%	2.37%	to	77.81%
	2019	392,892	24.30	to	33.34	8,780,217	0.00%	to	1.25%	1.82%	to	1.87%	28.12%	to	29.74%

MFS Total Return Bond Fund
	2023	48,827	14.63	to	17.08	717,703	0.00%	to	1.25%		3.90%		5.63%	to	6.95%
	2022	55,410	13.85	to	15.97	820,275	0.00%	to	1.25%		2.65%		(15.12)%	to	(14.05)%
	2021	62,912	16.32	to	18.58	1,104,267	0.00%	to	1.25%	1.86%	to	1.89%	(2.39)%	to	(1.16)%
	2020	132,592	16.72	to	18.80	2,356,688	0.00%	to	1.25%	2.47%	to	2.48%	7.24%	to	8.58%
	2019	116,893	15.59	to	17.32	1,922,538	0.00%	to	1.25%	0.00%	to	2.92%	8.44%	to	9.80%

MFS Massachusetts Investors Trust
	2023	10,534	62.52	to	75.24	735,469	0.00%	to	1.25%		0.83%		17.68%	to	19.16%
	2022	11,956	53.12	to	63.14	703,534	0.00%	to	1.25%		0.87%		(17.36)%	to	(16.33)%
	2021	12,920	64.29	to	75.46	913,119	0.00%	to	1.25%	0.00%	to	0.00%	25.28%	to	26.86%
	2020	15,762	51.31	to	59.48	873,050	0.00%	to	1.25%	0.79%	to	0.80%	12.68%	to	14.09%
	2019	18,987	45.54	to	52.14	930,860	0.00%	to	1.25%	0.53%	to	0.65%	30.22%	to	31.86%

MFS International Growth Fund
	2023	10,115	22.31	to	24.75	231,412	0.50%	to	1.25%		1.03%		13.12%	to	13.97%
	2022	12,508	19.72	to	21.72	256,767	0.50%	to	1.25%		0.83%		(16.38)%	to	(15.75)%
	2021	12,804	23.59	to	25.78	312,846	0.50%	to	1.25%	0.00%	to	1.04%	7.87%	to	8.68%
	2020	11,486	21.87	to	23.72	258,287	0.50%	to	1.25%	0.57%	to	0.79%	14.02%	to	14.88%
	2019	10,683	19.18	to	20.65	209,021	0.50%	to	1.25%	1.10%	to	1.10%	25.27%	to	32.50%

MFS Core Equity Fund
	2023	79,403	28.31	to	53.47	2,280,712	0.35%	to	1.25%		0.65%		22.43%	to	21.35%
	2022	95,233	23.12	to	44.07	2,237,446	0.35%	to	1.25%		0.34%		(17.48)%	to	(23.20)%
	2021	101,904	28.02	to	57.38	2,908,965	0.35%	to	1.25%	0.00%	to	0.16%	24.64%	to	83.94%
	2020	126,034	22.48	to	29.30	2,910,337	0.35%	to	1.25%	0.41%	to	0.44%	17.08%	to	18.14%
	2019	141,138	19.03	to	25.02	2,755,131	0.35%	to	1.25%	0.00%	to	0.45%	31.08%	to	32.26%

MFS Government Securities Fund
	2023	317,379	10.94	to	13.31	4,036,677	0.00%	to	1.25%		3.06%		26.07%	to	24.86%
	2022	325,161	8.68	to	10.66	3,972,583	0.00%	to	1.25%		1.47%		(13.63)%	to	(27.01)%
	2021	344,679	10.05	to	14.60	4,825,130	0.00%	to	1.25%	0.00%	to	0.00%	(3.40)%	to	(3.18)%
	2020	321,375	10.38	to	12.74	4,602,322	0.00%	to	1.25%	1.45%	to	1.83%	4.43%	to	5.03%
	2019	285,595	9.94	to	12.13	3,850,309	0.00%	to	1.25%	2.12%	to	2.21%	3.87%	to	4.77%

MFS International Intrinsic Value Fund
	2023	372,646	42.06	to	50.62	18,603,504	0.00%	to	1.25%		1.63%		16.14%	to	17.60%
	2022	416,226	36.22	to	43.05	17,718,433	0.00%	to	1.25%		0.72%		(24.23)%	to	(23.28)%
	2021	437,828	47.80	to	56.11	24,380,779	0.00%	to	1.25%	0.00%	to	0.73%	2.36%	to	8.94%
	2020	481,412	43.88	to	51.29	24,358,394	0.00%	to	1.25%	0.42%	to	0.43%	13.88%	to	18.66%
	2019	328,229	36.98	to	45.04	13,826,606	0.00%	to	1.25%	0.87%	to	0.96%	20.72%	to	24.00%

Sub-Account		Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***

MFS Technology Fund
	2023	2,094	117.85	to	134.66	268,409	0.35%	to	1.25%		0.00%		51.98%	to	53.35%
	2022	2,000	77.54	to	87.81	165,856	0.35%	to	1.25%		0.00%		(36.99)%	to	(35.19)%
	2021	1,973	123.07	to	135.49	258,095	0.50%	to	1.25%	0.00%	to	0.00%	11.96%	to	12.80%
	2020	2,646	109.93	to	120.11	309,189	0.50%	to	1.25%	0.00%	to	0.00%	44.23%	to	45.32%
	2019	2,155	76.21	to	82.65	172,814	0.50%	to	1.25%	0.00%	to	0.00%	34.07%	to	35.08%

MFS Core Equity Series ##
	2023	—	—	to	—	—	—	to	—		—		—	to	—
	2022	—	—	to	—	—	—	to	—		—		—	to	—
	2021	—	24.18	to	24.18	3	0.70%	to	0.70%	0.00%	to	0.00%	24.44%	to	24.44%
	2020	—	19.44	to	19.44	3	0.70%	to	0.70%	0.00%	to	0.00%	17.88%	to	17.88%
	2019	793	16.49	to	16.49	13,074	0.70%	to	0.70%	0.23%	to	0.23%	32.26%	to	32.26%

MFS Utilities Series
	2023	2,526	32.95	to	32.95	83,223	0.70%	to	0.70%		2.97%		-2.79%	to	-2.79%
	2022	3,747	33.90	to	33.90	126,989	0.70%	to	0.70%		2.54%		0.05%	to	0.05%
	2021	3,214	33.88	to	33.88	108,880	0.45%	to	0.70%	1.77%	to	13.35%	13.30%	to	17.70%
	2020	3,379	29.90	to	29.90	101,047	0.70%	to	0.70%	1.68%	to	1.68%	5.16%	to	5.16%
	2019	8,394	28.43	to	28.43	238,659	0.70%	to	0.70%	3.77%	to	3.77%	24.20%	to	24.20%

MFS Growth Fund
	2023	21,196	42.79	to	46.99	951,286	0.50%	to	1.25%		0.00%		34.11%	to	35.11%
	2022	20,200	31.91	to	34.78	679,136	0.50%	to	1.25%		0.00%		(32.18)%	to	(31.67)%
	2021	18,634	47.04	to	50.90	919,339	0.50%	to	1.25%	0.00%	to	0.00%	21.80%	to	22.72%
	2020	17,319	38.62	to	41.48	698,623	0.50%	to	1.25%	0.00%	to	0.00%	29.66%	to	32.32%
	2019	8,922	29.79	to	31.35	272,882	0.65%	to	1.25%	0.00%	to	0.00%	35.63%	to	36.45%

MFS High Yield Portfolio
	2023	439	14.23	to	14.23	6,249	0.70%	to	0.70%		6.14%		11.63%	to	11.63%
	2022	767	12.74	to	12.74	9,772	0.70%	to	0.70%		4.41%		(11.14)%	to	(11.14)%
	2021	1,731	14.34	to	14.34	24,824	0.70%	to	0.70%	2.39%	to	2.39%	2.76%	to	2.76%
	2020	8,465	13.96	to	13.96	118,129	0.70%	to	0.70%	4.30%	to	4.30%	4.35%	to	4.35%
	2019	18,304	13.37	to	13.37	244,783	0.70%	to	0.70%	5.46%	to	5.46%	14.01%	to	14.01%

BlackRock Global Allocation Fund, Inc.
	2023	295,606	21.47	to	21.81	5,871,687	0.00%	to	1.25%		1.18%		10.95%	to	12.34%
	2022	324,473	19.35	to	19.41	5,779,166	0.00%	to	1.25%		0.00%		(16.32)%	to	(21.83)%
	2021	335,106	23.12	to	24.83	7,136,137	0.00%	to	1.25%	0.00%	to	0.00%	5.13%	to	6.45%
	2020	377,328	21.72	to	22.20	7,777,850	0.00%	to	1.25%	0.49%	to	0.78%	19.29%	to	20.79%
	2019	381,607	17.98	to	18.61	6,548,998	0.00%	to	1.25%	0.93%	to	1.15%	15.76%	to	17.21%

BlackRock Advantage Large Cap Core Fund
	2023	2,452	33.39	to	34.92	77,073	0.35%	to	1.25%		0.79%		24.85%	to	23.73%
	2022	2,887	26.74	to	28.22	76,043	0.35%	to	1.25%		0.90%		(20.58)%	to	(21.29)%
	2021	3,007	33.67	to	35.85	100,868	0.35%	to	1.25%	0.57%	to	0.61%	26.70%	to	27.85%
	2020	2,974	26.34	to	28.30	78,693	0.35%	to	1.25%	1.00%	to	1.02%	18.06%	to	19.13%
	2019	3,403	22.11	to	23.97	74,963	0.35%	to	1.25%	1.53%	to	1.53%	27.22%	to	28.37%

BlackRock Advantage U.S. Total Market Fund
	2023	498	28.02	to	28.02	13,944	1.25%	to	1.25%		0.82%		17.12%	to	17.12%
	2022	692	23.92	to	23.92	16,546	1.25%	to	1.25%		0.85%		(17.83)%	to	(17.83)%
	2021	728	29.11	to	29.11	21,196	1.25%	to	1.25%	1.07%	to	1.07%	12.05%	to	12.05%
	2020	1,023	25.98	to	25.98	26,571	1.25%	to	1.25%	0.56%	to	0.56%	18.01%	to	18.01%
	2019	1,660	22.02	to	22.02	36,538	1.25%	to	1.25%	0.75%	to	0.75%	26.98%	to	26.98%

BlackRock Mid-Cap Value Fund
	2023	39,879	34.45	to	35.66	1,212,135	0.35%	to	1.25%		1.36%		10.90%	to	11.90%
	2022	47,827	31.06	to	31.86	1,433,009	0.35%	to	1.25%		0.84%		(5.41)%	to	(11.61)%
	2021	55,496	32.84	to	36.05	1,724,294	0.35%	to	1.25%	0.77%	to	0.77%	24.51%	to	25.64%
	2020	65,195	26.37	to	26.57	1,639,192	0.35%	to	1.25%	1.30%	to	1.35%	5.52%	to	6.47%
	2019	64,948	24.96	to	24.99	1,525,056	0.35%	to	1.25%	1.38%	to	1.40%	27.63%	to	28.79%

BlackRock International Dividend Fund
	2023	12,557	17.08	to	18.05	219,231	0.85%	to	1.25%		1.73%		13.93%	to	14.38%
	2022	12,652	14.99	to	15.78	194,365	0.85%	to	1.25%		1.20%		(11.43)%	to	(11.08)%
	2021	18,283	16.93	to	17.75	313,472	0.50%	to	1.25%	0.00%	to	0.63%	11.77%	to	12.61%
	2020	25,292	15.14	to	16.43	392,566	0.50%	to	1.25%	1.72%	to	1.79%	7.49%	to	8.30%
	2019	27,088	14.09	to	15.17	388,650	0.50%	to	1.25%	2.07%	to	2.46%	21.87%	to	22.79%

BlackRock Mid Cap Growth Equity Portfolio
	2023	12,441	35.65	to	39.90	457,634	0.35%	to	1.25%		0.00%		26.34%	to	27.48%
	2022	13,163	28.22	to	31.30	381,360	0.35%	to	1.25%		0.00%		(38.29)%	to	(37.74)%
	2021	15,762	45.73	to	50.27	736,270	0.35%	to	1.25%	0.00%	to	0.00%	12.77%	to	15.42%
	2020	15,449	40.55	to	43.55	638,697	0.50%	to	1.25%	0.00%	to	0.00%	43.92%	to	45.00%
	2019	15,213	28.18	to	30.03	435,074	0.50%	to	1.25%	0.00%	to	0.00%	34.20%	to	35.21%

Victory Munder Mid-Cap Core Growth Fund
	2023	21,394	32.29	to	89.49	833,225	0.00%	to	1.25%		0.00%		279.38%	to	212.84%
	2022	20,895	8.51	to	28.61	724,042	0.00%	to	1.25%		0.00%		(32.35)%	to	(71.32)%
	2021	21,170	12.58	to	99.73	935,565	0.00%	to	1.25%	0.00%	to	0.00%	(84.10)%	to	24.48%
	2020	22,298	29.63	to	79.12	801,347	0.00%	to	1.25%	0.00%	to	0.00%	18.30%	to	169.88%
	2019	113,292	25.05	to	29.32	3,266,908	0.00%	to	1.25%	0.00%	to	0.00%	24.48%	to	26.25%

Sub-Account		Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***

Neuberger Berman Sustainable Equity Fund
	2023	37,192	38.01	to	73.44	1,640,031	0.00%	to	1.25%		0.14%		24.33%	to	110.24%
	2022	39,567	30.57	to	34.93	1,387,430	0.00%	to	1.25%		0.00%		(19.33)%	to	(51.09)%
	2021	45,637	37.90	to	71.42	1,976,051	0.00%	to	1.25%	0.26%	to	0.27%	(18.49)%	to	20.99%
	2020	52,283	31.32	to	57.98	1,882,663	0.00%	to	1.25%	0.42%	to	0.42%	17.67%	to	19.21%
	2019	57,113	26.62	to	48.64	1,762,783	0.00%	to	1.25%	0.00%	to	0.52%	24.05%	to	25.63%

Nuveen International Value Fund
	2023	11,106	12.42	to	13.68	142,804	0.50%	to	1.25%		1.80%		18.82%	to	19.71%
	2022	10,990	10.45	to	11.42	118,632	0.50%	to	1.25%		4.75%		(10.28)%	to	(9.60)%
	2021	10,443	11.65	to	12.64	125,197	0.50%	to	1.25%	4.32%	to	5.11%	10.70%	to	11.53%
	2020	9,492	10.52	to	11.33	102,289	0.50%	to	1.25%	2.40%	to	2.64%	2.37%	to	3.14%
	2019	8,198	10.28	to	10.99	86,125	0.50%	to	1.25%	3.04%	to	3.55%	16.70%	to	17.57%

The Oakmark International Small Cap Fund ##
	2023	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2022	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2021	8,339	56.79	to	56.79	473,534	0.35%	to	0.35%	1.54%	to	1.54%	18.70%	to	18.70%
	2020	8,963	47.84	to	47.84	428,801	0.35%	to	0.35%	2.29%	to	2.29%	4.65%	to	4.65%
	2019	9,238	45.71	to	45.71	422,300	0.35%	to	0.35%	0.22%	to	0.22%	31.44%	to	31.44%

The Oakmark Equity and Income Fund ##
	2023	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2022	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2021	1,785	9.98	to	9.98	17,815	0.00%	to	0.85%	0.00%	to	0.00%	(30.59)%	to	93.04%
	2020	870	14.38	to	14.38	12,513	0.85%	to	0.85%	1.00%	to	1.00%	(31.57)%	to	7.52%
	2019	493,919	13.37	to	21.01	10,373,455	0.00%	to	0.85%	1.60%	to	1.61%	17.99%	to	19.31%

Invesco Capital Appreciation Fund
	2023	25,328	28.76	to	37.88	804,004	0.35%	to	1.25%		0.00%		35.04%	to	33.83%
	2022	32,831	21.30	to	28.30	778,404	0.35%	to	1.25%		0.00%		(31.34)%	to	(41.38)%
	2021	34,265	31.02	to	48.28	1,185,658	0.35%	to	1.25%	0.00%	to	0.00%	20.83%	to	21.92%
	2020	42,636	25.44	to	34.42	1,202,201	0.35%	to	1.25%	0.00%	to	0.00%	34.59%	to	35.81%
	2019	49,306	18.74	to	25.58	1,019,951	0.35%	to	1.25%	0.00%	to	0.00%	34.37%	to	35.59%

Invesco V.I. Global Fund
	2023	106,457	42.71	to	254.78	5,549,964	0.00%	to	1.25%		0.00%		32.37%	to	34.03%
	2022	114,349	32.26	to	190.09	4,545,187	0.00%	to	1.25%		0.00%		(32.99)%	to	(32.14)%
	2021	113,002	48.14	to	280.14	6,354,255	0.00%	to	1.25%	0.00%	to	0.00%	13.93%	to	15.36%
	2020	122,967	42.26	to	242.84	5,917,047	0.00%	to	1.25%	0.00%	to	0.00%	26.03%	to	27.62%
	2019	147,793	33.53	to	190.28	5,502,407	0.00%	to	1.25%	0.00%	to	0.00%	29.93%	to	157.45%

Invesco Global Opportunities Fund
	2023	7,664	17.87	to	17.87	136,951	0.35%	to	0.35%		0.00%		22.63%	to	16.94%
	2022	7,311	14.57	to	15.28	111,377	0.35%	to	1.05%		0.00%		(41.57)%	to	(41.83)%
	2021	14,498	24.94	to	26.27	370,997	0.35%	to	1.25%	0.00%	to	0.00%	(1.12)%	to	0.49%
	2020	16,468	25.22	to	26.14	421,317	0.50%	to	1.25%	0.00%	to	0.00%	37.85%	to	38.89%
	2019	23,795	18.29	to	18.82	441,749	0.50%	to	1.25%	0.00%	to	0.00%	26.19%	to	27.14%

Invesco Oppenheimer International Growth Fund
	2023	28,015	18.56	to	22.47	559,204	0.35%	to	1.25%		0.64%		20.33%	to	19.26%
	2022	33,029	15.42	to	18.84	542,598	0.35%	to	1.25%		0.00%		(27.98)%	to	(34.61)%
	2021	39,045	21.41	to	28.81	883,915	0.00%	to	1.25%	0.00%	to	0.10%	9.20%	to	10.83%
	2020	41,917	19.32	to	24.03	887,941	0.35%	to	1.25%	0.00%	to	0.00%	20.39%	to	21.63%
	2019	251,872	15.89	to	19.96	4,071,780	0.00%	to	1.25%	0.00%	to	0.98%	(54.56)%	to	27.01%

Invesco Main Street Fund
	2023	13,857	28.24	to	32.79	406,172	0.35%	to	1.25%		0.15%		21.55%	to	22.64%
	2022	15,399	23.24	to	26.74	371,410	0.35%	to	1.25%		0.93%		(21.16)%	to	(20.45)%
	2021	17,995	29.47	to	33.61	549,528	0.35%	to	1.25%	0.00%	to	0.62%	26.02%	to	27.15%
	2020	18,086	23.39	to	26.44	438,111	0.35%	to	1.25%	0.95%	to	0.97%	12.94%	to	13.97%
	2019	18,318	20.71	to	23.20	395,707	0.35%	to	1.25%	0.91%	to	0.94%	30.30%	to	31.48%

Invesco Global Strategic Income Fund
	2023	17,895	14.59	to	14.94	254,779	0.50%	to	1.25%		5.05%		7.30%	to	8.11%
	2022	23,321	13.60	to	13.82	304,841	0.50%	to	1.25%		3.40%		(12.92)%	to	(12.26)%
	2021	29,193	15.62	to	15.75	435,884	0.50%	to	1.25%	0.00%	to	2.61%	(4.46)%	to	(3.74)%
	2020	38,681	16.34	to	16.36	615,454	0.50%	to	1.25%	2.87%	to	2.95%	2.24%	to	3.01%
	2019	43,262	15.88	to	15.99	673,158	0.50%	to	1.25%	4.65%	to	4.65%	9.24%	to	10.07%

Invesco Main Street Mid Cap Fund
	2023	92,698	28.14	to	29.11	2,578,503	0.00%	to	1.25%		0.00%		13.06%	to	14.48%
	2022	100,878	24.89	to	25.43	2,468,952	0.00%	to	1.25%		0.11%		(15.41)%	to	(21.28)%
	2021	128,806	29.42	to	32.30	3,660,731	0.00%	to	1.25%	0.00%	to	0.21%	21.50%	to	23.02%
	2020	132,721	24.13	to	24.22	3,092,397	0.00%	to	1.25%	0.00%	to	0.00%	7.78%	to	9.13%
	2019	132,976	22.11	to	22.47	2,848,285	0.00%	to	1.25%	0.00%	to	0.00%	30.50%	to	32.15%

Invesco Developing Markets Fund
	2023	104,012	16.47	to	60.58	2,634,005	0.00%	to	1.25%		0.59%		11.40%	to	9.79%
	2022	106,547	14.78	to	55.18	2,474,489	0.00%	to	1.25%		0.63%		(80.20)%	to	(51.56)%
	2021	117,323	74.66	to	113.90	3,604,112	0.00%	to	1.25%	0.00%	to	0.00%	(8.65)%	to	436.13%
	2020	136,067	21.25	to	81.73	4,663,974	0.00%	to	1.25%	0.00%	to	0.26%	15.77%	to	17.50%
	2019	153,982	18.08	to	70.60	4,714,423	0.00%	to	1.25%	0.24%	to	0.49%	22.45%	to	24.31%

Invesco International Bond Fund
	2023	208,591	13.68	to	14.79	2,826,599	0.00%	to	1.25%		4.51%		6.91%	to	8.25%
	2022	219,894	12.79	to	13.66	2,776,527	0.00%	to	1.25%		3.32%		(14.07)%	to	(16.40)%
	2021	221,498	14.89	to	16.34	3,243,776	0.00%	to	1.25%	0.00%	to	2.70%	(11.37)%	to	(10.26)%
	2020	219,939	16.80	to	17.50	3,607,729	0.00%	to	1.25%	3.14%	to	3.24%	6.90%	to	8.24%
	2019	232,298	15.71	to	16.16	3,550,885	0.00%	to	1.25%	4.93%	to	4.99%	8.08%	to	9.44%

Sub-Account		Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***

Invesco Oppenheimer Mid Cap Value Fund ##
	2023	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2022	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2021	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2020	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2019	21,846	16.52	to	19.58	425,885	0.35%	to	1.25%	0.56%	to	0.57%	26.34%	to	27.48%

Invesco Main Street All Cap Fund
	2023	42,522	31.88	to	32.95	1,320,471	0.35%	to	1.25%		0.15%		25.49%	to	24.37%
	2022	41,624	25.40	to	26.49	1,037,503	0.35%	to	1.25%		0.18%		(19.99)%	to	(25.49)%
	2021	46,004	31.75	to	35.55	1,427,917	0.35%	to	1.25%	0.35%	to	0.57%	24.97%	to	26.10%
	2020	62,462	25.18	to	26.73	1,602,340	0.35%	to	1.25%	0.54%	to	0.55%	18.30%	to	19.37%
	2019	58,622	21.09	to	22.60	1,262,862	0.35%	to	1.25%	0.36%	to	0.48%	31.20%	to	32.39%

Invesco Gold & Special Minerals Fund
	2023	128,862	11.83	to	14.65	1,656,075	0.00%	to	1.25%		0.91%		6.36%	to	5.04%
	2022	106,176	11.12	to	13.95	1,231,715	0.00%	to	1.25%		0.39%		(16.86)%	to	(25.20)%
	2021	135,930	13.37	to	18.65	1,865,870	0.00%	to	1.25%	0.00%	to	3.46%	(4.08)%	to	(2.87)%
	2020	140,270	13.77	to	17.71	2,004,684	0.00%	to	1.25%	1.70%	to	1.75%	34.42%	to	36.11%
	2019	169,256	10.12	to	13.17	1,895,357	0.00%	to	1.25%	0.29%	to	0.34%	44.56%	to	46.37%

Invesco Oppenheimer Real Estate Fund ##
	2023	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2022	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2021	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2020	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2019	57,295	16.20	to	18.97	998,722	0.00%	to	1.25%	1.79%	to	2.12%	24.36%	to	25.93%

Invesco Oppenheimer Equity Income Fund ##
	2023	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2022	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2021	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2020	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2019	410	19.19	to	20.13	8,057	0.65%	to	1.25%	2.20%	to	2.22%	22.01%	to	22.75%

Invesco International Diversified Fund
	2023	11,400	18.40	to	20.13	210,941	0.50%	to	1.25%		0.35%		14.00%	to	14.85%
	2022	13,710	16.14	to	17.53	222,980	0.50%	to	1.25%		0.34%		(26.25)%	to	(25.69)%
	2021	14,654	21.89	to	23.59	327,653	0.50%	to	1.25%	0.52%	to	0.52%	2.60%	to	3.37%
	2020	11,878	21.33	to	22.82	258,259	0.50%	to	1.25%	1.06%	to	1.07%	19.06%	to	19.96%
	2019	10,042	17.92	to	19.02	182,935	0.50%	to	1.25%	1.12%	to	1.30%	23.05%	to	23.98%

Invesco Rising Dividends Fund
	2023	470	25.54	to	26.11	12,014	1.05%	to	1.25%		0.95%		16.15%	to	16.38%
	2022	498	21.99	to	22.43	10,963	1.05%	to	1.25%		0.79%		(13.74)%	to	(12.01)%
	2021	865	25.49	to	25.49	22,052	0.85%	to	1.25%	0.54%	to	2.26%	25.07%	to	29.63%
	2020	780	20.38	to	20.38	15,899	1.25%	to	1.25%	0.68%	to	0.68%	11.93%	to	11.93%
	2019	674	18.21	to	18.21	12,272	1.25%	to	1.25%	1.01%	to	1.01%	27.95%	to	27.95%

Putnam Focused International Equity Fund
	2023	337	21.85	to	21.85	7,360	0.70%	to	0.70%		0.77%		18.42%	to	18.42%
	2022	425	18.45	to	18.45	7,851	0.70%	to	0.70%		1.74%		(18.76)%	to	(18.76)%
	2021	425	22.71	to	22.71	9,648	0.70%	to	0.70%	1.47%	to	1.47%	11.79%	to	11.79%
	2020	2,764	20.32	to	20.32	56,159	0.70%	to	0.70%	0.15%	to	0.15%	9.30%	to	9.30%
	2019	4,022	18.59	to	18.59	74,768	0.70%	to	0.70%	0.00%	to	0.00%	25.71%	to	25.71%

Putnam VT High Yield Fund
	2023	7,848	21.84	to	21.84	171,359	0.70%	to	0.70%		5.52%		11.35%	to	11.35%
	2022	9,277	19.61	to	19.61	181,919	0.70%	to	0.70%		5.36%		(12.22)%	to	(12.22)%
	2021	11,267	22.34	to	22.34	251,682	0.70%	to	0.70%	4.78%	to	4.78%	4.24%	to	4.24%
	2020	12,360	21.43	to	21.43	264,851	0.70%	to	0.70%	5.85%	to	5.85%	4.47%	to	4.47%
	2019	21,244	20.51	to	20.51	435,751	0.70%	to	0.70%	5.46%	to	5.46%	13.60%	to	13.60%

Putnam VT Emerging Markets Equity Fund
	2023	4,233	14.48	to	14.48	61,284	0.70%	to	0.70%		0.49%		10.81%	to	10.81%
	2022	4,420	13.07	to	13.07	57,753	0.70%	to	0.70%		0.00%		(27.98)%	to	(27.98)%
	2021	6,200	18.14	to	18.14	112,460	0.70%	to	0.70%	0.51%	to	0.51%	(4.86)%	to	(4.86)%
	2020	7,490	19.07	to	19.07	142,826	0.70%	to	0.70%	0.04%	to	0.04%	27.04%	to	27.04%
	2019	10,631	15.01	to	15.01	159,568	0.70%	to	0.70%	0.00%	to	0.00%	24.06%	to	24.06%

Putnam VT Sustainable Leaders Fund
	2023	8,594	52.43	to	56.98	451,292	0.00%	to	0.70%		0.51%		25.23%	to	26.11%
	2022	8,531	41.87	to	45.19	357,709	0.00%	to	0.70%		0.54%		(23.45)%	to	(22.91)%
	2021	8,484	54.69	to	58.62	464,668	0.00%	to	0.70%	0.00%	to	0.15%	22.67%	to	23.53%
	2020	8,854	44.58	to	47.45	395,626	0.00%	to	0.70%	0.40%	to	0.41%	27.85%	to	28.74%
	2019	9,443	34.87	to	36.86	329,952	0.00%	to	0.70%	0.44%	to	0.50%	35.41%	to	36.36%

Putnam VT Small Cap Value Fund
	2023	6,017	28.02	to	42.56	170,615	0.00%	to	0.70%		0.15%		22.89%	to	23.75%
	2022	4,692	22.80	to	34.39	151,742	0.00%	to	0.70%		0.19%		(13.59)%	to	(12.98)%
	2021	9,952	26.39	to	39.52	264,603	0.00%	to	0.70%	0.59%	to	0.71%	38.93%	to	39.90%
	2020	8,654	18.99	to	28.25	165,866	0.00%	to	0.70%	1.06%	to	1.14%	3.24%	to	3.96%
	2019	11,511	18.40	to	27.17	213,284	0.00%	to	0.70%	0.64%	to	0.67%	23.37%	to	24.24%

Pioneer Disciplined Value Fund
	2023	7,629	27.57	to	29.55	221,955	0.75%	to	1.25%		1.37%		6.85%	to	7.38%
	2022	10,207	25.81	to	27.52	275,466	0.75%	to	1.25%		1.99%		(10.80)%	to	(10.36)%
	2021	10,020	28.93	to	30.70	301,723	0.50%	to	1.25%	1.07%	to	4.56%	26.02%	to	30.46%
	2020	8,330	22.96	to	24.24	198,777	0.75%	to	1.25%	1.43%	to	1.52%	4.32%	to	4.85%
	2019	6,953	22.01	to	23.12	158,062	0.75%	to	1.25%	1.27%	to	1.38%	27.93%	to	28.57%

Sub-Account		Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***

Pioneer Equity Income Fund
	2023	1,757	49.24	to	49.24	86,533	1.25%	to	1.25%		1.71%		6.05%	to	6.05%
	2022	1,679	46.43	to	46.43	77,952	1.25%	to	1.25%		1.99%		(9.34)%	to	(9.34)%
	2021	1,527	51.22	to	51.22	78,211	1.25%	to	1.25%	1.53%	to	1.53%	23.99%	to	23.99%
	2020	1,273	41.31	to	41.31	52,583	1.25%	to	1.25%	1.78%	to	1.78%	(1.44)%	to	(1.44)%
	2019	1,127	41.91	to	41.91	47,228	1.25%	to	1.25%	1.82%	to	1.82%	23.88%	to	23.88%

Pioneer Fundamental Growth Fund
	2023	1,147	37.52	to	40.07	45,215	0.65%	to	1.25%		0.00%		31.17%	to	31.95%
	2022	2,692	28.61	to	30.37	80,781	0.65%	to	1.25%		0.00%		(21.75)%	to	(21.28)%
	2021	2,764	36.56	to	38.58	105,292	0.65%	to	1.25%	0.00%	to	0.00%	21.87%	to	22.61%
	2020	4,051	30.00	to	31.46	124,570	0.65%	to	1.25%	0.00%	to	0.00%	25.45%	to	26.21%
	2019	3,861	23.91	to	24.93	94,410	0.65%	to	1.25%	0.04%	to	0.04%	32.18%	to	32.98%

Virtus NFJ International Value Fund
	2023	1,832	10.70	to	10.70	19,611	0.85%	to	0.85%		1.58%		9.40%	to	9.40%
	2022	1,974	9.78	to	9.78	19,309	0.85%	to	0.85%		1.87%		(18.22)%	to	(19.99)%
	2021	1,913	11.96	to	12.23	23,391	0.65%	to	1.05%	8.20%	to	9.18%	6.61%	to	11.36%
	2020	1,881	11.22	to	11.22	21,104	0.85%	to	0.85%	2.56%	to	2.56%	8.42%	to	8.42%
	2019	1,269	10.35	to	10.35	13,134	0.85%	to	0.85%	2.61%	to	2.61%	20.52%	to	20.52%

Virtus NFJ Small-Cap Value Fund
	2023	40,529	21.08	to	24.27	925,412	0.35%	to	1.25%		2.31%		21.47%	to	22.57%
	2022	41,678	17.35	to	19.80	779,875	0.35%	to	1.25%		0.99%		(17.26)%	to	(16.51)%
	2021	42,954	20.97	to	23.72	969,008	0.35%	to	1.25%	0.00%	to	0.00%	22.69%	to	23.80%
	2020	46,202	17.09	to	19.16	843,659	0.35%	to	1.25%	1.89%	to	2.12%	(5.79)%	to	(4.94)%
	2019	55,230	18.14	to	20.15	1,068,710	0.35%	to	1.25%	0.44%	to	0.47%	22.74%	to	23.85%

Virtus NFJ Dividend Value Fund
	2023	112,147	20.46	to	23.55	2,403,785	0.35%	to	1.25%		3.40%		17.67%	to	18.73%
	2022	152,732	17.39	to	19.84	2,802,457	0.35%	to	1.25%		1.61%		(14.77)%	to	(14.00)%
	2021	168,479	20.40	to	23.07	3,612,107	0.35%	to	1.25%	0.00%	to	1.35%	26.94%	to	28.08%
	2020	195,809	16.07	to	18.01	3,302,393	0.35%	to	1.25%	1.81%	to	1.83%	(3.71)%	to	(2.83)%
	2019	206,660	16.69	to	18.54	3,593,752	0.35%	to	1.25%	1.75%	to	1.76%	23.11%	to	24.22%

AMG GW&K Mid Cap Fund ##
	2023	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2022	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2021	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2020	1,641	24.40	to	26.86	38,082	0.50%	to	1.25%	0.40%	to	0.45%	18.02%	to	18.91%
	2019	1,963	20.52	to	22.76	38,176	0.50%	to	1.25%	0.20%	to	0.40%	23.63%	to	24.56%

PIMCO Total Return Fund
	2023	672,992	14.35	to	15.13	10,503,508	0.00%	to	1.25%		3.56%		6.04%	to	4.63%
	2022	796,607	13.53	to	14.46	11,908,660	0.00%	to	1.25%		3.62%		31.77%	to	(27.13)%
	2021	918,030	10.27	to	19.85	16,127,367	0.00%	to	1.25%	0.00%	to	1.97%	(35.68)%	to	(2.41)%
	2020	944,815	15.97	to	17.53	16,929,365	0.00%	to	1.25%	2.15%	to	2.25%	7.17%	to	8.62%
	2019	959,023	14.70	to	16.35	15,894,819	0.00%	to	1.25%	3.19%	to	3.46%	6.57%	to	48.04%

PIMCO Emerging Markets Bond Fund
	2023	18,631	17.43	to	17.51	322,214	0.50%	to	1.25%		5.81%		10.63%	to	10.78%
	2022	19,281	15.75	to	15.80	301,195	0.50%	to	1.25%		6.25%		(15.33)%	to	(25.06)%
	2021	25,250	18.61	to	21.09	478,974	0.35%	to	1.25%	0.00%	to	3.41%	(3.60)%	to	(2.73)%
	2020	24,046	19.13	to	19.93	469,321	0.35%	to	1.25%	4.09%	to	4.10%	4.82%	to	5.76%
	2019	24,911	18.09	to	19.01	462,871	0.35%	to	1.25%	4.23%	to	4.24%	13.07%	to	14.09%

PIMCO Real Return Fund
	2023	458,256	14.63	to	15.16	7,154,530	0.00%	to	1.25%		2.91%		-1.48%	to	-9.91%
	2022	524,226	14.85	to	16.83	8,015,735	0.00%	to	1.25%		7.61%		(13.31)%	to	(16.21)%
	2021	600,899	17.14	to	20.08	10,501,361	0.00%	to	1.25%	4.86%	to	4.86%	3.97%	to	25.62%
	2020	675,202	15.26	to	16.48	11,256,882	0.00%	to	1.25%	2.22%	to	2.36%	10.26%	to	11.81%
	2019	724,378	13.65	to	14.95	10,819,356	0.00%	to	1.25%	1.55%	to	1.55%	(9.55)%	to	6.75%

Pioneer Fund
	2023	18,347	34.76	to	39.80	738,410	0.75%	to	1.25%		0.81%		22.86%	to	27.12%
	2022	24,750	28.29	to	31.31	776,934	0.50%	to	1.25%		0.52%		(19.87)%	to	(25.27)%
	2021	24,537	35.31	to	41.90	958,963	0.50%	to	1.25%	0.00%	to	0.00%	26.22%	to	27.17%
	2020	29,341	27.77	to	31.19	881,938	0.50%	to	1.25%	0.50%	to	0.51%	22.36%	to	23.28%
	2019	31,142	22.52	to	25.49	761,778	0.50%	to	1.25%	0.80%	to	0.86%	29.38%	to	30.35%

Pioneer High Yield Fund
	2023	43,246	19.98	to	20.00	893,057	0.35%	to	1.25%		5.40%		9.90%	to	9.22%
	2022	41,988	18.18	to	18.32	787,634	0.35%	to	1.25%		5.25%		(11.20)%	to	(19.83)%
	2021	48,631	20.47	to	22.85	1,026,755	0.35%	to	1.25%	0.00%	to	4.22%	4.44%	to	5.39%
	2020	50,742	19.42	to	19.93	1,012,796	0.35%	to	1.25%	5.28%	to	5.28%	1.79%	to	2.71%
	2019	52,516	18.91	to	19.58	1,019,804	0.35%	to	1.25%	5.08%	to	5.08%	12.70%	to	13.71%

Pioneer Strategic Income Fund
	2023	237,159	17.45	to	20.30	4,596,429	0.00%	to	1.25%		3.60%		6.77%	to	8.10%
	2022	223,665	16.34	to	18.78	4,004,432	0.00%	to	1.25%		2.89%		51.86%	to	(13.13)%
	2021	248,288	10.76	to	21.62	5,139,005	0.00%	to	1.25%	0.00%	to	3.25%	(5.78)%	to	0.88%
	2020	235,036	11.42	to	18.88	4,760,627	0.00%	to	1.25%	0.31%	to	3.49%	(42.04)%	to	6.06%
	2019	247,024	17.80	to	19.70	4,664,722	0.00%	to	1.25%	1.67%	to	2.94%	8.83%	to	91.48%

Pioneer Mid Cap Value Fund
	2023	43,631	25.73	to	27.14	1,014,355	0.35%	to	1.25%		1.66%		11.02%	to	12.02%
	2022	45,964	23.17	to	24.23	954,096	0.35%	to	1.25%		1.44%		(7.17)%	to	(11.60)%
	2021	50,861	24.96	to	27.41	1,133,257	0.35%	to	1.25%	0.00%	to	0.43%	27.86%	to	29.01%
	2020	68,338	19.52	to	20.05	1,186,812	0.35%	to	1.25%	0.80%	to	0.84%	0.55%	to	1.46%
	2019	57,728	19.42	to	19.76	994,280	0.35%	to	1.25%	0.69%	to	0.78%	26.45%	to	27.59%

Sub-Account		Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***

Pioneer Select Mid Cap Growth Fund
	2023	2,718	36.78	to	40.97	105,300	0.50%	to	1.25%		0.00%		17.19%	to	18.07%
	2022	2,578	31.39	to	34.70	85,129	0.50%	to	1.25%		0.00%		(32.13)%	to	(31.62)%
	2021	29,492	46.25	to	50.75	1,432,733	0.35%	to	1.25%	0.00%	to	0.00%	6.62%	to	9.44%
	2020	29,120	43.37	to	47.24	1,323,451	0.50%	to	1.25%	0.00%	to	0.00%	37.22%	to	38.25%
	2019	27,473	31.61	to	34.17	906,299	0.50%	to	1.25%	0.00%	to	0.00%	31.08%	to	32.07%

PIMCO Total Return ESG Fund
	2023	252,307	10.45	to	12.14	3,056,882	0.00%	to	1.25%		3.41%		4.22%	to	5.53%
	2022	272,519	10.03	to	11.50	3,117,168	0.00%	to	1.25%		3.79%		(16.84)%	to	(15.80)%
	2021	274,390	12.06	to	13.66	3,729,027	0.00%	to	1.25%	1.88%	to	1.88%	(2.57)%	to	(1.35)%
	2020	170,987	12.38	to	13.84	2,350,550	0.00%	to	1.25%	0.96%	to	2.30%	7.36%	to	15.40%
	2019	14,262	11.53	to	12.00	169,113	0.75%	to	1.25%	3.25%	to	3.49%	7.33%	to	7.87%

Putnam Large Cap Value Fund
	2023	81,591	30.86	to	39.59	2,640,343	0.00%	to	1.25%		1.48%		9.39%	to	13.97%
	2022	82,417	28.21	to	34.73	2,397,251	0.00%	to	1.25%		1.74%		(18.48)%	to	(10.07)%
	2021	88,677	34.60	to	38.62	2,796,598	0.00%	to	1.25%	0.00%	to	1.18%	25.27%	to	26.84%
	2020	30,873	27.28	to	28.97	806,323	0.00%	to	1.25%	1.63%	to	1.72%	4.52%	to	5.83%
	2019	34,521	25.78	to	27.72	860,133	0.00%	to	1.25%	1.46%	to	1.47%	28.32%	to	29.93%

Putnam High Yield Fund
	2023	41,535	20.67	to	21.53	862,452	0.35%	to	1.25%		5.68%		10.55%	to	11.55%
	2022	42,077	18.70	to	19.30	785,744	0.35%	to	1.25%		4.72%		(12.94)%	to	(15.56)%
	2021	50,963	21.48	to	22.85	1,093,262	0.35%	to	1.25%	0.00%	to	0.71%	3.55%	to	6.13%
	2020	42,699	20.70	to	20.74	875,931	0.50%	to	1.25%	4.79%	to	4.80%	4.19%	to	4.98%
	2019	51,487	19.72	to	19.90	1,013,886	0.50%	to	1.25%	4.97%	to	5.00%	7.10%	to	12.60%

Putnam International Equity Fund
	2023	541	12.38	to	15.15	6,707	0.75%	to	1.25%		3.06%		17.74%	to	44.13%
	2022	153	10.51	to	10.51	1,608	0.75%	to	0.75%		0.00%		(31.64)%	to	(60.27)%
	2021	13,873	15.38	to	26.46	367,110	0.35%	to	1.25%	1.40%	to	6.35%	(37.01)%	to	8.38%
	2020	14,246	24.42	to	24.42	347,824	0.35%	to	0.35%	1.26%	to	1.26%	11.35%	to	11.35%
	2019	15,262	21.93	to	21.93	334,657	0.35%	to	0.35%	1.60%	to	1.60%	25.06%	to	25.06%

Putnam Sustainable Leaders Fund
	2023	116	41.37	to	44.81	5,303	0.75%	to	1.25%		0.22%		25.31%	to	24.68%
	2022	79	33.01	to	35.93	2,813	0.75%	to	1.25%		0.00%		(23.36)%	to	(28.35)%
	2021	46	43.08	to	50.15	2,036	0.75%	to	1.25%	0.47%	to	1.69%	22.33%	to	33.82%
	2020	38	35.21	to	35.21	1,327	0.75%	to	0.75%	0.33%	to	0.33%	27.54%	to	27.54%
	2019	38	27.61	to	27.61	1,047	0.75%	to	0.75%	0.34%	to	0.34%	34.83%	to	34.83%

Putnam International Capital Opportunities Fund
	2023	19,420	12.83	to	14.53	268,316	0.50%	to	1.25%		0.45%		13.79%	to	14.65%
	2022	18,124	11.27	to	12.67	217,873	0.50%	to	1.25%		0.48%		(19.03)%	to	(18.42)%
	2021	17,772	13.92	to	15.53	262,283	0.50%	to	1.25%	1.33%	to	1.33%	12.01%	to	13.41%
	2020	18,954	12.43	to	14.73	249,884	0.00%	to	1.25%	0.00%	to	0.92%	9.55%	to	10.93%
	2019	20,144	11.35	to	13.28	240,585	0.00%	to	1.25%	0.00%	to	0.00%	24.29%	to	25.85%

Putnam Small Cap Growth Fund
	2023	7,173	35.99	to	40.92	279,003	0.35%	to	1.25%		0.00%		21.35%	to	22.44%
	2022	7,183	29.66	to	33.42	229,170	0.35%	to	1.25%		0.00%		(28.99)%	to	(28.35)%
	2021	7,143	41.76	to	46.64	320,596	0.35%	to	1.25%	0.00%	to	0.00%	12.71%	to	13.73%
	2020	5,860	37.05	to	41.01	231,763	0.35%	to	1.25%	0.00%	to	0.00%	45.73%	to	47.05%
	2019	4,856	25.43	to	27.89	131,118	0.35%	to	1.25%	0.00%	to	0.00%	35.88%	to	37.11%

Royce Small-Cap Total Return Fund
	2023	57,896	14.14	to	14.88	840,133	0.35%	to	1.25%		2.63%		22.32%	to	23.42%
	2022	74,923	11.56	to	12.06	891,339	0.35%	to	1.25%		0.79%		(14.61)%	to	(13.84)%
	2021	87,664	13.54	to	14.00	1,210,965	0.35%	to	1.25%	0.00%	to	0.62%	23.98%	to	25.10%
	2020	78,049	10.92	to	11.19	865,416	0.35%	to	1.25%	1.96%	to	2.01%	2.22%	to	3.14%
	2019	73,729	10.68	to	10.85	794,499	0.35%	to	1.25%	0.71%	to	0.71%	21.56%	to	22.65%

Royce Smaller-Companies Growth Fund
	2023	12,650	28.65	to	36.08	402,063	0.00%	to	1.25%		0.00%		15.52%	to	16.97%
	2022	12,519	24.80	to	30.85	342,223	0.00%	to	1.25%		0.00%		193.45%	to	(32.37)%
	2021	14,753	8.45	to	45.61	598,285	0.00%	to	1.25%	0.00%	to	0.00%	(80.03)%	to	6.44%
	2020	15,590	34.88	to	42.32	588,575	0.00%	to	1.25%	0.00%	to	0.00%	47.41%	to	49.26%
	2019	18,410	23.66	to	28.35	463,943	0.00%	to	1.25%	0.00%	to	0.00%	22.13%	to	23.67%

Royce Small-Cap Value Fund
	2023	9,758	13.80	to	14.20	135,084	0.75%	to	1.25%		1.11%		24.52%	to	25.15%
	2022	8,803	11.08	to	11.35	97,812	0.75%	to	1.25%		0.24%		(11.17)%	to	(10.73)%
	2021	10,422	12.48	to	12.71	130,219	0.50%	to	1.25%	0.00%	to	0.00%	26.65%	to	28.47%
	2020	19,335	9.85	to	9.99	191,118	0.75%	to	1.25%	1.76%	to	2.17%	(7.63)%	to	(7.17)%
	2019	24,334	10.67	to	10.76	260,270	0.75%	to	1.25%	0.65%	to	0.65%	16.75%	to	17.33%

Columbia Large Cap Value Fund
	2023	7,747	23.60	to	26.73	199,631	0.50%	to	1.25%		2.02%		8.48%	to	9.30%
	2022	5,761	21.75	to	24.46	136,766	0.50%	to	1.25%		1.57%		(6.22)%	to	(5.52)%
	2021	5,567	23.19	to	25.89	139,805	0.50%	to	1.25%	1.17%	to	1.36%	22.42%	to	23.34%
	2020	5,808	18.95	to	20.99	117,615	0.50%	to	1.25%	1.77%	to	1.82%	4.32%	to	5.10%
	2019	6,975	18.16	to	19.97	135,535	0.50%	to	1.25%	1.54%	to	1.74%	28.55%	to	29.52%

Sub-Account		Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***

Columbia Small/Mid Cap Value Fund ##
	2023	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2022	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2021	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2020	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2019	16,124	16.10	to	17.70	263,645	0.50%	to	1.25%	0.89%	to	0.91%	22.15%	to	23.06%

Virtus Ceredex Small-Cap Value Equity Fund
	2023	10,316	50.91	to	56.90	569,260	0.50%	to	1.25%		3.50%		12.88%	to	13.73%
	2022	11,405	45.10	to	50.03	553,763	0.50%	to	1.25%		0.72%		(11.43)%	to	(10.76)%
	2021	11,215	50.92	to	56.06	609,750	0.50%	to	1.25%	0.00%	to	0.87%	25.33%	to	26.27%
	2020	17,267	40.63	to	44.40	737,112	0.50%	to	1.25%	0.36%	to	0.38%	(0.63)%	to	0.12%
	2019	17,902	40.89	to	44.34	764,490	0.50%	to	1.25%	1.18%	to	1.38%	15.76%	to	16.63%

Virtus Ceredex Mid-Cap Value Equity Fund
	2023	12,221	58.69	to	65.58	780,295	0.50%	to	1.25%		0.90%		9.26%	to	10.08%
	2022	14,273	53.71	to	59.58	830,612	0.50%	to	1.25%		0.64%		(15.29)%	to	(14.65)%
	2021	15,247	63.40	to	69.80	1,035,384	0.50%	to	1.25%	0.00%	to	0.00%	27.13%	to	28.09%
	2020	14,003	49.87	to	54.50	742,325	0.50%	to	1.25%	0.46%	to	0.79%	(2.74)%	to	(2.01)%
	2019	24,754	51.28	to	55.61	1,327,407	0.50%	to	1.25%	0.81%	to	0.88%	30.99%	to	31.97%

RidgeWorth Seix Total Return Bond Fund ##
	2023	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2022	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2021	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2020	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2019	11,831	12.63	to	12.88	150,802	0.65%	to	0.85%	1.74%	to	1.74%	5.80%	to	6.01%

Virtus Ceredex Large-Cap Value Equity Fund
	2023	32	26.09	to	26.09	827	1.25%	to	1.25%		1.53%		13.15%	to	13.15%
	2022	30	23.05	to	23.05	697	1.25%	to	1.25%		1.02%		(15.40)%	to	(15.40)%
	2021	30	27.25	to	27.25	812	0.50%	to	1.25%	0.00%	to	0.59%	23.69%	to	24.62%
	2020	1,316	22.03	to	23.73	31,080	0.50%	to	1.25%	1.07%	to	1.18%	2.19%	to	2.96%
	2019	1,316	21.56	to	23.05	30,206	0.50%	to	1.25%	0.32%	to	1.45%	28.94%	to	29.91%

DWS RREEF Real Estate Securities Fund
	2023	869	24.57	to	24.57	21,352	0.85%	to	0.85%		1.60%		10.96%	to	10.96%
	2022	869	22.14	to	22.14	19,244	0.85%	to	0.85%		1.31%		(28.24)%	to	(28.24)%
	2021	869	30.85	to	30.85	26,809	0.85%	to	0.85%	1.08%	to	1.08%	41.32%	to	41.32%
	2020	869	21.83	to	21.83	18,974	0.85%	to	0.85%	1.73%	to	1.73%	(6.00)%	to	(6.00)%
	2019	869	23.23	to	23.23	20,188	0.85%	to	0.85%	1.64%	to	1.64%	28.02%	to	28.02%

DWS CROCI Equity Dividend Fund
	2023	10,460	20.50	to	20.63	215,732	0.35%	to	1.25%		2.75%		4.97%	to	4.03%
	2022	10,079	19.53	to	19.83	198,860	0.35%	to	1.25%		2.49%		0.81%	to	(6.11)%
	2021	10,507	19.37	to	21.12	204,474	0.35%	to	1.25%	0.98%	to	2.44%	17.87%	to	18.93%
	2020	12,058	16.29	to	16.84	198,756	0.35%	to	1.25%	2.37%	to	2.38%	(10.60)%	to	(9.79)%
	2019	11,479	18.06	to	18.84	211,108	0.35%	to	1.25%	1.83%	to	1.84%	27.83%	to	28.98%

DWS Capital Growth Fund ##
	2023	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2022	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2021	1,591	77.52	to	77.52	123,329	1.05%	to	1.25%	0.00%	to	0.00%	20.69%	to	23.83%
	2020	477	64.23	to	64.23	30,635	1.25%	to	1.25%	0.00%	to	0.00%	36.53%	to	36.53%
	2019	286	47.04	to	47.04	13,465	1.25%	to	1.25%	0.06%	to	0.06%	34.90%	to	34.90%

DWS Enhanced Emerging Markets Fixed Income
	2023	118	14.44	to	14.88	1,711	1.05%	to	1.25%		6.31%		9.46%	to	9.67%
	2022	118	13.19	to	13.56	1,566	1.05%	to	1.25%		5.93%		(20.52)%	to	(20.37)%
	2021	614	16.60	to	17.03	10,422	0.50%	to	1.25%	4.11%	to	19.16%	(2.84)%	to	4.47%
	2020	647	17.09	to	17.50	11,256	1.05%	to	1.25%	4.13%	to	4.35%	3.17%	to	3.38%
	2019	1,008	16.56	to	16.92	16,999	1.05%	to	1.25%	3.77%	to	4.03%	12.90%	to	13.12%

SSgA S&P 500 Index Fund
	2023	63,572	43.52	to	54.80	3,327,052	0.00%	to	1.25%		1.52%		24.58%	to	26.15%
	2022	64,157	34.93	to	43.44	2,674,205	0.00%	to	1.25%		1.45%		(19.26)%	to	(84.03)%
	2021	65,340	43.26	to	272.09	3,319,543	0.00%	to	1.25%	1.77%	to	1.77%	26.95%	to	28.54%
	2020	63,614	34.08	to	41.34	2,565,747	0.00%	to	1.25%	1.33%	to	1.75%	17.14%	to	18.61%
	2019	73,036	29.09	to	34.86	2,347,798	0.00%	to	1.25%	1.84%	to	1.85%	29.63%	to	31.26%

DWS Core Equity VIP
	2023	561	42.94	to	42.94	24,081	0.70%	to	0.70%		0.92%		24.70%	to	24.70%
	2022	571	34.44	to	34.44	19,650	0.70%	to	0.70%		0.79%		(16.12)%	to	(16.12)%
	2021	581	41.05	to	41.05	23,851	0.70%	to	0.70%	0.76%	to	0.76%	24.43%	to	24.43%
	2020	592	33.00	to	33.00	19,542	0.70%	to	0.70%	1.35%	to	1.35%	15.32%	to	15.32%
	2019	604	28.61	to	28.61	17,274	0.70%	to	0.70%	2.05%	to	2.05%	29.39%	to	29.39%

DWS International Growth Fund
	2023	8,221	14.87	to	16.12	132,576	0.50%	to	1.25%		1.35%		14.87%	to	14.01%
	2022	9,660	12.95	to	14.14	135,250	0.50%	to	1.25%		0.31%		(29.76)%	to	(34.49)%
	2021	10,161	18.43	to	21.59	199,823	0.50%	to	1.25%	0.00%	to	1.55%	6.55%	to	7.35%
	2020	11,334	17.17	to	19.04	205,750	0.50%	to	1.25%	0.61%	to	0.96%	20.57%	to	21.48%
	2019	9,546	14.13	to	15.79	142,163	0.50%	to	1.25%	0.00%	to	0.72%	29.58%	to	30.55%

MassMutual Overseas Fund
	2023	1,603	13.62	to	13.62	21,837	1.05%	to	1.05%		1.42%		17.17%	to	14.17%
	2022	1,492	11.63	to	11.93	17,367	0.75%	to	1.05%		0.12%		(14.82)%	to	(17.45)%
	2021	22,833	13.65	to	14.45	328,781	0.50%	to	1.25%	1.04%	to	1.06%	11.18%	to	12.02%
	2020	22,517	12.28	to	12.90	289,708	0.50%	to	1.25%	0.21%	to	0.21%	7.22%	to	8.03%
	2019	23,874	11.45	to	11.94	284,574	0.50%	to	1.25%	1.85%	to	2.00%	24.62%	to	28.79%

Sub-Account		Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***

MassMutual Total Return Bond Fund
	2023	15,063	10.07	to	10.61	158,565	0.50%	to	1.05%		3.54%		5.97%	to	4.73%
	2022	16,027	9.50	to	10.13	161,270	0.50%	to	1.25%		1.84%		(5.96)%	to	(15.07)%
	2021	19,853	10.10	to	11.93	235,450	0.50%	to	1.25%	0.00%	to	1.24%	(17.02)%	to	(2.70)%
	2020	25,306	11.58	to	12.17	306,916	0.50%	to	1.25%	1.59%	to	1.69%	7.34%	to	8.15%
	2019	26,070	10.79	to	11.25	292,538	0.50%	to	1.25%	2.45%	to	2.76%	7.26%	to	18.21%

MassMutual Blue Chip Growth Fund
	2023	2,023,747	16.78	to	32.64	37,565,066	0.00%	to	0.50%		0.00%		17.59%	to	49.28%
	2022	2,293,849	14.27	to	21.87	28,286,679	0.00%	to	0.50%		0.30%		(44.88)%	to	(34.61)%
	2021	2,497,865	25.89	to	33.44	46,719,897	0.00%	to	0.50%	0.00%	to	0.00%	16.55%	to	62.76%
	2020	2,865,012	15.91	to	28.69	45,574,697	0.00%	to	0.50%	0.00%	to	0.00%	(26.61)%	to	32.37%
	2019	22	21.67	to	21.67	467	0.50%	to	0.50%	0.00%	to	0.00%	29.62%	to	29.62%

MassMutual Mid Cap Growth Fund
	2023	94,450	14.32	to	23.67	1,543,632	0.00%	to	0.75%		0.00%		10.58%	to	18.14%
	2022	89,446	12.95	to	20.03	1,231,783	0.00%	to	0.75%		0.00%		(36.74)%	to	(26.39)%
	2021	112,408	20.47	to	27.22	2,027,516	0.00%	to	1.25%	0.00%	to	0.00%	13.06%	to	34.59%
	2020	101,116	15.21	to	22.73	1,592,490	0.00%	to	1.25%	0.00%	to	0.00%	(19.31)%	to	24.04%
	2019	6,942	18.33	to	18.85	130,834	0.75%	to	1.25%	0.00%	to	0.00%	28.83%	to	30.68%

MassMutual Strategic Bond Fund
	2023	331,248	8.67	to	10.85	3,198,338	0.00%	to	0.75%		4.17%		2.12%	to	6.24%
	2022	336,333	8.49	to	10.21	3,059,614	0.00%	to	0.85%		1.39%		(16.76)%	to	(18.75)%
	2021	392,191	10.20	to	12.56	4,220,089	0.00%	to	1.25%	0.67%	to	3.27%	(6.85)%	to	(2.83)%
	2020	472,618	10.95	to	12.21	5,169,343	0.00%	to	1.25%	2.52%	to	2.66%	3.01%	to	6.89%
	2019	34,364	10.63	to	11.42	374,551	0.00%	to	1.25%	2.84%	to	3.84%	7.59%	to	10.41%

ClearBridge Appreciation Fund
	2023	20,387	34.13	to	38.32	737,062	0.35%	to	1.25%		0.70%		17.97%	to	19.03%
	2022	21,454	28.93	to	32.19	654,843	0.35%	to	1.25%		0.75%		(13.70)%	to	(12.92)%
	2021	21,848	33.52	to	36.97	770,098	0.35%	to	1.25%	0.52%	to	0.57%	22.04%	to	23.14%
	2020	23,272	27.47	to	30.02	670,259	0.35%	to	1.25%	0.07%	to	0.86%	13.08%	to	14.10%
	2019	23,536	24.29	to	26.31	594,717	0.35%	to	1.25%	1.16%	to	1.36%	28.21%	to	29.36%

ClearBridge Aggressive Growth Fund
	2023	1,575	23.54	to	26.99	41,652	0.50%	to	1.25%		0.12%		22.25%	to	23.19%
	2022	2,638	19.25	to	21.91	56,323	0.75%	to	1.25%		0.00%		(26.52)%	to	(27.19)%
	2021	2,193	26.20	to	30.09	63,471	0.35%	to	1.25%	0.00%	to	0.00%	(7.26)%	to	6.25%
	2020	1,831	27.68	to	28.25	49,254	0.75%	to	1.25%	0.20%	to	0.24%	17.98%	to	18.58%
	2019	1,746	23.35	to	23.95	40,166	0.75%	to	1.25%	0.55%	to	0.59%	22.63%	to	23.24%

ClearBridge All Cap Value Fund
	2023	1,552	22.09	to	23.77	36,866	0.50%	to	1.25%		1.08%		13.31%	to	12.46%
	2022	1,553	19.49	to	21.13	32,794	0.50%	to	1.25%		1.18%		(8.21)%	to	(8.89)%
	2021	1,562	21.24	to	23.20	36,198	0.50%	to	1.25%	1.21%	to	1.48%	24.44%	to	25.38%
	2020	1,553	16.94	to	18.64	28,928	0.50%	to	1.25%	1.54%	to	1.72%	(2.39)%	to	(1.65)%
	2019	1,553	17.22	to	19.10	29,637	0.50%	to	1.25%	0.04%	to	1.50%	21.00%	to	21.91%

ClearBridge Mid Cap Fund
	2023	27,064	51.69	to	59.07	1,560,362	0.35%	to	1.25%		0.00%		12.06%	to	13.07%
	2022	28,959	46.13	to	52.24	1,472,537	0.35%	to	1.25%		0.00%		(26.16)%	to	(25.49)%
	2021	28,124	62.48	to	70.12	1,923,802	0.35%	to	1.25%	0.00%	to	0.00%	26.95%	to	28.10%
	2020	28,049	49.21	to	54.74	1,501,438	0.35%	to	1.25%	0.00%	to	0.00%	14.67%	to	15.71%
	2019	26,665	42.92	to	47.31	1,235,654	0.35%	to	1.25%	0.42%	to	0.44%	31.13%	to	32.32%

ClearBridge Small Cap Growth Fund
	2023	20,345	30.11	to	38.46	713,257	0.35%	to	1.25%		0.00%		8.25%	to	27.93%
	2022	27,066	27.81	to	30.06	892,683	0.35%	to	1.25%		0.00%		(29.07)%	to	(44.60)%
	2021	29,217	39.21	to	54.26	1,363,504	0.35%	to	1.25%	0.00%	to	0.00%	10.51%	to	11.51%
	2020	28,165	35.16	to	46.14	1,178,168	0.35%	to	1.25%	0.00%	to	0.00%	41.67%	to	42.95%
	2019	29,861	24.60	to	32.57	882,702	0.35%	to	1.25%	0.00%	to	0.00%	23.67%	to	24.79%

Thornburg International Equity Fund
	2023	108,115	17.49	to	28.23	2,033,857	0.00%	to	1.25%		1.66%		15.45%	to	65.90%
	2022	139,988	15.15	to	17.02	2,588,878	0.00%	to	1.25%		1.65%		(17.13)%	to	(51.88)%
	2021	144,344	18.28	to	35.36	3,215,703	0.00%	to	1.25%	0.00%	to	1.01%	7.09%	to	53.23%
	2020	163,529	17.07	to	19.66	3,462,480	0.00%	to	1.25%	0.00%	to	0.00%	20.63%	to	22.15%
	2019	174,862	13.97	to	16.30	3,056,152	0.00%	to	1.25%	1.14%	to	1.15%	26.79%	to	28.39%

Thornburg Small Mid Cap Core Fund
	2023	16,375	24.54	to	47.17	434,876	0.00%	to	1.25%		0.00%		13.19%	to	11.92%
	2022	19,655	21.68	to	42.15	479,344	0.00%	to	1.25%		0.12%		(19.49)%	to	(29.09)%
	2021	21,225	26.93	to	59.44	649,408	0.00%	to	1.25%	0.00%	to	0.28%	13.78%	to	100.49%
	2020	21,982	23.67	to	26.42	595,675	0.00%	to	1.25%	0.00%	to	0.00%	10.31%	to	11.70%
	2019	46,543	21.19	to	23.95	1,554,460	0.00%	to	1.25%	0.38%	to	0.41%	27.26%	to	28.86%

Thornburg Small Mid Cap Growth Fund
	2023	21,479	44.97	to	51.38	590,795	0.35%	to	1.25%		0.00%		146.92%	to	147.22%
	2022	22,288	18.21	to	20.78	527,697	0.35%	to	1.25%		0.00%		(68.87)%	to	(68.35)%
	2021	26,386	58.51	to	65.66	925,960	0.35%	to	1.25%	0.00%	to	0.00%	72.55%	to	125.03%
	2020	27,049	29.18	to	33.91	1,016,176	0.35%	to	1.25%	0.00%	to	0.00%	39.63%	to	40.89%
	2019	29,883	20.71	to	24.28	781,070	0.35%	to	1.25%	0.00%	to	0.00%	27.12%	to	28.27%

Timothy Plan Large/Mid Cap Value Fund
	2023	7,849	35.00	to	41.61	294,063	0.00%	to	1.25%		0.51%		11.79%	to	13.20%
	2022	7,180	31.31	to	36.76	238,688	0.00%	to	1.25%		0.18%		(12.86)%	to	(11.77)%
	2021	7,451	35.93	to	41.67	285,719	0.00%	to	1.25%	0.00%	to	0.00%	22.63%	to	26.90%
	2020	6,048	29.30	to	32.83	181,719	0.00%	to	1.05%	0.20%	to	0.21%	11.89%	to	13.07%
	2019	6,616	26.19	to	29.04	177,348	0.00%	to	1.05%	0.43%	to	0.53%	26.87%	to	27.78%

Sub-Account		Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***

T. Rowe Price Growth Stock Fund, Inc.
	2023	127,469	37.09	to	43.08	4,907,480	0.35%	to	1.25%		0.00%		42.73%	to	44.02%
	2022	155,593	25.99	to	29.91	4,214,916	0.35%	to	1.25%		0.00%		(41.18)%	to	(40.65)%
	2021	191,685	44.18	to	50.40	8,907,863	0.00%	to	1.25%	0.00%	to	0.00%	8.87%	to	17.90%
	2020	193,455	37.47	to	90.58	7,577,668	0.00%	to	1.25%	0.00%	to	0.00%	34.51%	to	190.18%
	2019	204,862	27.86	to	31.21	5,942,989	0.35%	to	1.25%	0.00%	to	0.00%	(41.96)%	to	28.51%

T. Rowe Price Equity Income Fund
	2023	50,113	21.65	to	25.15	1,148,474	0.35%	to	1.25%		1.59%		7.71%	to	8.68%
	2022	57,263	20.10	to	23.14	1,215,021	0.35%	to	1.25%		1.52%		(5.00)%	to	(4.14)%
	2021	58,435	21.16	to	24.14	1,300,242	0.15%	to	1.25%	0.00%	to	3.82%	23.37%	to	24.73%
	2020	80,684	17.15	to	21.78	1,460,515	0.15%	to	1.25%	1.83%	to	53.37%	(0.52)%	to	12.74%
	2019	82,157	17.24	to	19.32	1,488,422	0.35%	to	1.25%	1.88%	to	1.88%	12.15%	to	24.34%

T. Rowe Price Retirement 2010 Fund
	2023	25,834	17.08	to	20.77	462,277	0.00%	to	1.25%		2.28%		10.46%	to	11.85%
	2022	25,534	15.46	to	18.57	413,259	0.00%	to	1.25%		2.10%		(15.49)%	to	(14.43)%
	2021	29,417	18.30	to	21.70	566,342	0.00%	to	1.25%	0.00%	to	0.46%	6.87%	to	8.22%
	2020	43,739	17.12	to	20.06	781,679	0.00%	to	1.25%	0.03%	to	2.19%	9.97%	to	11.35%
	2019	67,215	15.57	to	18.01	1,122,474	0.00%	to	1.25%	1.27%	to	1.90%	14.13%	to	15.57%

T. Rowe Price Retirement 2020 Fund
	2023	367,965	19.45	to	23.66	7,816,631	0.00%	to	1.25%		1.82%		11.53%	to	12.92%
	2022	438,455	17.44	to	20.95	8,329,517	0.00%	to	1.25%		1.77%		(16.16)%	to	(15.10)%
	2021	497,724	20.80	to	24.68	11,224,938	0.00%	to	1.25%	0.00%	to	1.06%	8.56%	to	9.92%
	2020	575,564	19.16	to	22.45	11,866,646	0.00%	to	1.25%	0.00%	to	1.22%	11.27%	to	12.67%
	2019	678,284	17.22	to	19.93	12,445,802	0.00%	to	1.25%	0.32%	to	1.65%	17.27%	to	18.74%

T. Rowe Price Retirement 2030 Fund
	2023	717,030	22.00	to	26.76	17,180,278	0.00%	to	1.25%		1.52%		14.29%	to	15.72%
	2022	720,357	19.25	to	23.12	15,039,694	0.00%	to	1.25%		1.19%		(18.45)%	to	(17.42)%
	2021	755,403	23.60	to	28.00	19,236,059	0.00%	to	1.25%	0.00%	to	0.57%	11.60%	to	13.01%
	2020	797,121	21.15	to	24.78	18,072,702	0.00%	to	1.25%	0.78%	to	0.91%	13.88%	to	15.31%
	2019	785,498	18.57	to	21.49	15,550,100	0.00%	to	1.25%	0.17%	to	1.45%	20.38%	to	21.89%

T. Rowe Price Retirement 2040 Fund
	2023	406,568	24.21	to	29.45	10,670,026	0.00%	to	1.25%		1.08%		17.48%	to	18.95%
	2022	406,478	20.61	to	24.76	9,050,046	0.00%	to	1.25%		0.87%		(20.27)%	to	(19.27)%
	2021	399,472	25.85	to	30.66	11,095,028	0.00%	to	1.25%	0.00%	to	0.27%	14.32%	to	15.76%
	2020	412,331	22.61	to	26.49	9,938,512	0.00%	to	1.25%	0.48%	to	0.61%	16.08%	to	17.54%
	2019	427,115	19.48	to	22.54	8,834,543	0.00%	to	1.25%	0.48%	to	1.21%	22.50%	to	24.04%

T. Rowe Price Retirement 2050 Fund
	2023	298,081	24.82	to	30.19	8,035,311	0.00%	to	1.25%		0.97%		18.62%	to	20.11%
	2022	288,353	20.93	to	25.14	6,509,649	0.00%	to	1.25%		0.65%		(20.56)%	to	(19.56)%
	2021	254,097	26.34	to	31.25	7,169,320	0.00%	to	1.25%	0.00%	to	0.22%	15.37%	to	16.82%
	2020	245,458	22.83	to	26.75	5,955,910	0.00%	to	1.25%	0.51%	to	0.64%	16.57%	to	18.04%
	2019	205,564	19.59	to	22.66	4,249,000	0.00%	to	1.25%	0.04%	to	1.11%	23.13%	to	24.67%

T. Rowe Price Retirement Balanced Fund
	2023	33,449	16.21	to	18.66	570,594	0.35%	to	1.25%		2.24%		9.49%	to	10.48%
	2022	52,602	14.80	to	16.89	835,785	0.35%	to	1.25%		2.39%		(14.59)%	to	(13.82)%
	2021	58,918	17.33	to	19.60	1,094,230	0.00%	to	1.25%	0.00%	to	0.00%	6.52%	to	7.86%
	2020	56,672	16.27	to	19.06	981,343	0.00%	to	1.25%	0.29%	to	0.90%	9.51%	to	10.88%
	2019	57,698	14.86	to	17.19	909,109	0.00%	to	1.25%	1.37%	to	1.52%	13.33%	to	14.75%

UBS Global Allocation Fund
	2023	989	15.19	to	15.91	15,393	0.50%	to	1.25%		2.24%		8.88%	to	8.07%
	2022	1,044	13.95	to	14.72	14,862	0.50%	to	1.25%		0.00%		(17.41)%	to	(18.02)%
	2021	1,126	16.89	to	17.96	19,333	0.50%	to	1.25%	1.11%	to	1.12%	6.60%	to	7.40%
	2020	996	15.73	to	16.84	16,142	0.50%	to	1.25%	0.60%	to	0.81%	12.19%	to	13.03%
	2019	657	13.91	to	15.01	9,501	0.50%	to	1.25%	2.93%	to	4.37%	17.26%	to	18.14%

UBS US Allocation Fund ##
	2023	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2022	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2021	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2020	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2019	237	20.59	to	20.59	4,883	0.85%	to	0.85%	0.38%	to	0.38%	22.38%	to	22.38%

Vanguard Small-Cap Index Fund
	2023	159,383	21.42	to	21.42	3,413,546	0.00%	to	0.00%		1.68%		18.20%	to	18.20%
	2022	186,534	18.12	to	18.12	3,379,999	0.00%	to	0.00%		1.43%		(17.61)%	to	(17.61)%
	2021	197,943	21.99	to	21.99	4,353,460	0.00%	to	—	1.25%	to	1.25%	17.73%	to	17.73%
	2020	216,061	18.68	to	18.68	4,036,207	0.00%	to	—	1.43%	to	1.43%	19.11%	to	19.11%
	2019	234,331	15.68	to	15.68	3,675,303	0.00%	to	—	1.46%	to	1.46%	27.37%	to	27.37%

Vanguard Mid-Cap Index Fund
	2023	100,382	22.49	to	22.49	2,257,970	0.00%	to	0.00%		1.62%		15.98%	to	15.98%
	2022	113,755	19.40	to	19.40	2,206,315	0.00%	to	0.00%		1.49%		(18.71)%	to	(18.71)%
	2021	119,467	23.86	to	23.86	2,850,278	0.00%	to	—	1.19%	to	1.19%	24.51%	to	24.51%
	2020	134,779	19.16	to	19.16	2,582,602	0.00%	to	—	1.71%	to	1.71%	18.24%	to	18.24%
	2019	147,569	16.21	to	16.21	2,391,472	0.00%	to	—	1.58%	to	1.58%	31.03%	to	31.03%

Vanguard Total Bond Market Index Fund
	2023	78,019	11.52	to	11.52	898,975	0.00%	to	0.00%		3.15%		5.70%	to	5.70%
	2022	84,643	10.90	to	10.90	922,674	0.00%	to	0.00%		2.36%		(13.18)%	to	(13.18)%
	2021	88,088	12.56	to	12.56	1,106,186	0.00%	to	—	1.87%	to	1.87%	(1.67)%	to	(1.67)%
	2020	92,580	12.77	to	12.77	1,182,329	0.00%	to	—	2.26%	to	2.26%	7.74%	to	7.74%
	2019	104,365	11.85	to	11.85	1,236,885	0.00%	to	—	2.78%	to	2.78%	8.73%	to	8.73%

Sub-Account		Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***

Vanguard Total Stock Market Index Fund ##
	2023	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2022	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2021	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2020	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2019	137,930	17.55	to	17.55	2,421,282	0.00%	to	—	1.91%	to	1.91%	30.81%	to	30.81%

Victory Diversified Stock Fund
	2023	10,901	19.04	to	38.49	427,030	0.00%	to	1.25%		0.08%		12.73%	to	23.15%
	2022	11,033	16.89	to	31.26	355,754	0.00%	to	1.25%		0.30%		(26.08)%	to	(31.45)%
	2021	13,113	22.85	to	45.60	522,144	0.00%	to	1.25%	0.00%	to	0.02%	17.91%	to	34.17%
	2020	17,408	19.38	to	29.01	507,262	0.00%	to	1.25%	0.26%	to	0.26%	10.62%	to	12.18%
	2019	17,844	17.52	to	25.86	463,610	0.00%	to	1.25%	0.39%	to	0.40%	20.74%	to	27.64%

Victory Special Value Fund
	2023	35,428	30.48	to	38.03	1,120,217	0.00%	to	1.25%		0.00%		22.84%	to	24.38%
	2022	42,191	24.82	to	30.58	1,065,392	0.00%	to	1.25%		0.00%		(19.67)%	to	(18.66)%
	2021	42,053	30.89	to	37.59	1,320,795	0.00%	to	1.25%	0.00%	to	0.00%	33.76%	to	35.44%
	2020	48,531	23.10	to	27.76	1,099,019	0.00%	to	1.25%	0.00%	to	0.00%	11.83%	to	13.24%
	2019	56,796	20.65	to	24.51	1,155,694	0.00%	to	1.25%	0.13%	to	0.38%	26.49%	to	28.08%

Victory Sycamore Small Company Opportunity Fund
	2023	55,917	34.28	to	41.69	2,086,778	0.00%	to	1.25%		0.30%		9.68%	to	11.05%
	2022	86,338	31.25	to	37.54	2,988,974	0.00%	to	1.25%		0.26%		(8.06)%	to	(6.91)%
	2021	104,127	33.99	to	40.33	3,899,148	0.00%	to	1.25%	0.00%	to	0.00%	10.81%	to	23.58%
	2020	111,831	27.51	to	46.80	3,366,300	0.00%	to	1.25%	0.00%	to	0.38%	3.09%	to	51.58%
	2019	127,715	26.68	to	30.87	3,676,006	0.00%	to	1.25%	0.27%	to	0.45%	(17.65)%	to	24.94%

Victory Sycamore Established Value Fund
	2023	383,357	71.52	to	86.07	8,643,412	0.00%	to	1.25%		1.40%		8.58%	to	9.95%
	2022	441,345	65.86	to	78.28	9,125,226	0.00%	to	1.25%		1.56%		(4.03)%	to	(2.82)%
	2021	487,921	68.63	to	80.56	10,346,010	0.00%	to	1.25%	0.00%	to	1.25%	29.85%	to	31.48%
	2020	150,297	52.85	to	61.27	9,135,280	0.00%	to	1.25%	1.28%	to	1.28%	6.46%	to	7.80%
	2019	172,419	49.65	to	56.84	9,739,927	0.00%	to	1.25%	1.12%	to	1.16%	26.77%	to	71.97%

Invesco Small Cap Discovery Fund ##
	2023	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2022	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2021	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2020	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2019	67,627	25.44	to	25.56	1,649,731	0.00%	to	1.25%	0.00%	to	0.00%	26.94%	to	28.53%

Invesco Comstock Fund
	2023	103,358	37.28	to	49.15	3,699,649	0.00%	to	1.25%		1.74%		40.84%	to	46.16%
	2022	109,579	26.47	to	33.63	3,607,828	0.00%	to	1.25%		1.72%		(21.64)%	to	(22.58)%
	2021	109,813	33.78	to	43.44	3,714,749	0.00%	to	1.25%	0.00%	to	0.00%	31.66%	to	33.32%
	2020	182,331	25.66	to	32.59	4,681,082	0.00%	to	1.25%	2.29%	to	2.30%	(2.02)%	to	(0.79)%
	2019	214,500	26.18	to	32.84	5,493,744	0.00%	to	1.25%	2.02%	to	2.12%	23.79%	to	25.34%

Invesco Equity and Income Fund
	2023	428,425	33.78	to	44.40	11,048,496	0.00%	to	1.25%		2.01%		8.63%	to	9.99%
	2022	440,066	31.10	to	40.36	10,882,579	0.00%	to	1.25%		1.71%		(8.86)%	to	(7.72)%
	2021	520,065	34.12	to	43.74	14,904,193	0.00%	to	1.25%	0.00%	to	0.00%	16.56%	to	299.08%
	2020	545,140	10.96	to	29.27	13,921,780	0.00%	to	1.25%	1.81%	to	1.83%	6.51%	to	8.61%
	2019	609,571	10.29	to	26.95	14,148,533	0.00%	to	1.25%	0.00%	to	1.90%	12.83%	to	18.58%

Invesco Growth and Income Fund
	2023	70,129	29.47	to	31.33	1,911,439	0.35%	to	1.25%		1.68%		11.17%	to	12.17%
	2022	78,245	26.51	to	27.93	1,915,794	0.35%	to	1.25%		1.47%		(7.10)%	to	(10.84)%
	2021	88,870	28.53	to	31.33	2,337,880	0.35%	to	1.25%	0.00%	to	0.48%	27.04%	to	47.07%
	2020	97,345	20.26	to	22.46	2,015,688	0.50%	to	1.25%	2.08%	to	2.09%	1.08%	to	1.84%
	2019	117,029	19.89	to	22.22	2,429,848	0.50%	to	1.25%	1.86%	to	1.89%	23.69%	to	24.62%

Invesco Mid Cap Growth Fund ##
	2023	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2022	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2021	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2020	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2019	50,462	25.39	to	27.93	1,358,881	0.50%	to	1.25%	0.00%	to	0.00%	32.43%	to	33.42%

Invesco Quality Income Fund
	2023	145	12.04	to	12.67	1,805	0.75%	to	1.25%		3.59%		3.92%	to	4.44%
	2022	118	11.59	to	12.13	1,411	0.75%	to	1.25%		2.81%		(13.63)%	to	(13.20)%
	2021	90	13.41	to	13.97	1,239	0.50%	to	1.25%	1.40%	to	2.99%	(2.95)%	to	(2.22)%
	2020	134	13.82	to	14.82	1,939	0.50%	to	1.25%	2.94%	to	3.69%	4.22%	to	8.34%
	2019	70	13.26	to	13.68	935	0.75%	to	1.25%	3.75%	to	3.94%	4.66%	to	5.19%

Invesco Small Cap Value Fund
	2023	11,189	82.25	to	93.99	958,335	0.35%	to	1.25%		0.62%		21.39%	to	22.48%
	2022	11,238	67.76	to	76.74	788,905	0.35%	to	1.25%		0.28%		3.03%	to	3.96%
	2021	14,454	65.77	to	73.82	984,959	0.00%	to	1.25%	0.00%	to	0.00%	34.82%	to	36.51%
	2020	14,074	48.79	to	56.56	711,116	0.00%	to	1.25%	0.00%	to	0.42%	9.43%	to	10.81%
	2019	17,812	44.58	to	51.04	831,667	0.00%	to	1.25%	0.00%	to	0.00%	30.41%	to	32.05%

Sub-Account		Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***

Invesco American Value Fund ##
	2023	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2022	8,963	50.89	to	57.63	477,866	0.35%	to	1.25%		0.22%		(4.45)%	to	(3.59)%
	2021	11,042	53.26	to	59.77	611,575	0.35%	to	1.25%	0.00%	to	0.21%	25.91%	to	27.05%
	2020	11,945	42.30	to	47.05	524,006	0.35%	to	1.25%	0.47%	to	0.49%	—	to	5.37%
	2019	2,592	42.30	to	44.65	111,746	0.75%	to	1.25%	0.00%	to	0.00%	23.07%	to	23.69%

Invesco Value Opportunities Fund
	2023	21,318	28.18	to	31.60	381,370	0.35%	to	1.25%		0.21%		13.72%	to	18.85%
	2022	891	24.78	to	26.59	22,573	0.65%	to	1.25%		0.02%		0.10%	to	(2.49)%
	2021	25,647	24.76	to	27.26	697,466	0.35%	to	1.25%	0.00%	to	0.59%	33.91%	to	35.12%
	2020	26,363	18.49	to	20.18	530,792	0.35%	to	1.25%	0.30%	to	0.43%	4.17%	to	5.11%
	2019	28,306	17.75	to	19.20	542,446	0.35%	to	1.25%	0.00%	to	0.00%	28.26%	to	29.42%

Invesco Diversified Dividend Fund
	2023	17,080	19.41	to	25.71	425,475	0.35%	to	1.25%		1.96%		8.48%	to	7.51%
	2022	20,248	17.89	to	23.92	461,284	0.35%	to	1.25%		1.95%		(1.91)%	to	(10.29)%
	2021	21,767	18.24	to	26.66	513,304	0.35%	to	1.25%	0.00%	to	2.00%	17.56%	to	18.62%
	2020	27,668	15.38	to	20.93	516,498	0.35%	to	1.25%	2.49%	to	2.51%	(1.04)%	to	(0.15)%
	2019	28,124	15.40	to	21.15	528,355	0.35%	to	1.25%	2.42%	to	2.48%	23.67%	to	24.79%

Invesco American Franchise Fund
	2023	19,048	35.94	to	41.33	744,265	0.15%	to	1.25%		0.00%		39.17%	to	40.70%
	2022	20,503	25.83	to	29.38	570,428	0.15%	to	1.25%		0.00%		(32.00)%	to	(31.24)%
	2021	25,414	37.98	to	42.73	1,036,004	0.15%	to	1.25%	0.00%	to	0.00%	10.46%	to	11.68%
	2020	26,103	34.38	to	38.26	959,536	0.15%	to	1.25%	0.00%	to	0.00%	40.41%	to	41.96%
	2019	25,357	24.49	to	26.95	656,577	0.15%	to	1.25%	0.00%	to	0.00%	34.82%	to	36.31%

Invesco Global Core Equity Fund
	2023	3,489	16.94	to	18.63	59,916	0.50%	to	1.25%		0.32%		20.29%	to	21.19%
	2022	3,336	14.08	to	15.38	47,580	0.50%	to	1.25%		0.03%		(23.16)%	to	(22.59)%
	2021	4,205	18.33	to	19.86	77,734	0.15%	to	1.25%	0.84%	to	3.16%	14.24%	to	19.50%
	2020	3,907	16.04	to	17.26	63,201	0.50%	to	1.25%	0.18%	to	0.18%	11.23%	to	12.07%
	2019	3,514	14.42	to	15.40	51,090	0.50%	to	1.25%	0.00%	to	1.37%	20.61%	to	22.98%

Vanguard 500 Index Fund
	2023	255,545	28.26	to	28.26	7,221,327	0.00%	to	0.00%		1.58%		26.24%	to	26.24%
	2022	299,194	22.38	to	22.38	6,697,442	0.00%	to	0.00%		1.55%		(18.15)%	to	(18.15)%
	2021	326,674	27.35	to	27.35	8,934,097	0.00%	to	—	1.37%	to	1.37%	28.66%	to	28.66%
	2020	340,293	21.26	to	21.26	7,233,185	0.00%	to	—	1.90%	to	1.90%	18.37%	to	18.37%
	2019	276,805	17.96	to	17.96	4,970,767	0.00%	to	—	2.03%	to	2.03%	31.46%	to	31.46%

Allspring International Equity Fund
	2023	2,093	11.47	to	11.96	24,617	0.50%	to	0.75%		1.97%		14.70%	to	14.99%
	2022	2,494	10.00	to	10.40	25,605	0.50%	to	0.75%		2.23%		(23.13)%	to	(12.01)%
	2021	4,781	13.01	to	11.82	56,158	0.00%	to	1.25%	0.00%	to	1.42%	4.48%	to	15.89%
	2020	4,788	11.23	to	13.40	53,504	0.50%	to	1.25%	0.71%	to	0.84%	3.22%	to	4.00%
	2019	6,619	10.79	to	12.98	71,231	0.50%	to	1.25%	2.20%	to	2.36%	0.89%	to	13.58%

Allspring Core Bond Fund
	2023	4,617	11.19	to	12.38	53,393	0.50%	to	1.25%		3.52%		4.31%	to	5.10%
	2022	7,012	10.73	to	11.78	79,543	0.50%	to	1.25%		1.81%		(14.80)%	to	(14.16)%
	2021	6,146	12.59	to	13.73	81,308	0.50%	to	1.25%	0.83%	to	0.84%	(3.24)%	to	(2.51)%
	2020	6,322	13.01	to	14.08	85,590	0.50%	to	1.25%	1.40%	to	1.50%	7.06%	to	7.87%
	2019	7,328	12.16	to	13.05	91,608	0.50%	to	1.25%	2.12%	to	2.21%	6.78%	to	7.58%

Columbia Seligman Technology and Information Fund
	2023	9,778	93.89	to	99.42	933,967	0.00%	to	1.25%		0.00%		44.22%	to	42.44%
	2022	9,707	65.10	to	69.80	646,416	0.00%	to	1.25%		0.00%		(31.23)%	to	(36.18)%
	2021	11,157	94.67	to	109.37	1,080,346	0.00%	to	1.25%	0.00%	to	0.00%	37.20%	to	38.93%
	2020	11,974	68.15	to	74.91	843,168	0.00%	to	1.25%	0.51%	to	0.57%	42.50%	to	44.29%
	2019	11,140	47.23	to	52.57	539,910	0.00%	to	1.25%	0.00%	to	0.00%	52.02%	to	53.93%

Columbia Seligman Global Technology Fund
	2023	10,443	76.45	to	88.79	876,174	0.35%	to	1.25%		0.00%		43.35%	to	44.64%
	2022	9,584	53.33	to	61.39	562,468	0.35%	to	1.25%		0.00%		(32.54)%	to	(31.93)%
	2021	9,273	79.05	to	90.18	801,197	0.35%	to	1.25%	0.00%	to	0.00%	37.14%	to	38.38%
	2020	11,654	57.64	to	65.17	726,409	0.35%	to	1.25%	0.34%	to	0.34%	44.14%	to	45.44%
	2019	11,157	39.99	to	44.81	479,123	0.35%	to	1.25%	0.00%	to	0.00%	52.94%	to	54.32%

Columbia Select Small Cap Value Fund
	2023	29	17.49	to	17.49	509	0.75%	to	0.75%		0.84%		11.80%	to	11.80%
	2022	29	15.65	to	15.65	454	0.75%	to	0.75%		0.86%		(15.79)%	to	(15.79)%
	2021	29	18.58	to	18.58	536	0.50%	to	0.75%	0.22%	to	0.56%	30.53%	to	32.43%
	2020	29	14.23	to	14.23	413	0.75%	to	0.75%	0.25%	to	0.25%	9.01%	to	9.01%
	2019	29	13.06	to	13.06	381	0.75%	to	0.75%	0.03%	to	0.03%	17.35%	to	18.17%

TIAA-CREF Large Cap Value Index Fund
	2023	115,828	27.97	to	32.48	3,731,344	0.00%	to	1.25%		2.04%		9.77%	to	11.15%
	2022	116,179	25.48	to	29.22	3,367,962	0.00%	to	1.25%		1.81%		(8.89)%	to	(7.74)%
	2021	136,535	27.97	to	31.68	4,274,177	0.00%	to	1.25%	1.59%	to	1.66%	23.21%	to	24.75%
	2020	140,736	22.70	to	25.39	3,532,610	0.00%	to	1.25%	2.34%	to	2.43%	1.34%	to	2.62%
	2019	125,065	22.40	to	24.74	3,064,899	0.00%	to	1.25%	2.61%	to	2.65%	24.53%	to	26.09%

TIAA-CREF Large Cap Growth Fund
	2023	72,065	49.56	to	57.55	4,104,516	0.00%	to	1.25%		0.58%		40.53%	to	42.29%
	2022	85,394	35.27	to	40.45	3,423,243	0.00%	to	1.25%		0.59%		(30.23)%	to	(29.36)%
	2021	89,097	50.55	to	57.26	5,013,687	0.00%	to	1.25%	0.61%	to	0.62%	25.63%	to	27.21%
	2020	95,604	40.24	to	45.01	4,224,733	0.00%	to	1.25%	0.55%	to	0.62%	36.35%	to	38.07%
	2019	105,867	29.51	to	32.60	3,403,984	0.00%	to	1.25%	0.76%	to	0.92%	34.26%	to	35.95%

Sub-Account		Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***

TIAA-CREF Bond Index Fund
	2023	21,226	10.03	to	11.18	231,364	0.35%	to	1.25%		2.73%		4.17%	to	5.11%
	2022	19,731	9.63	to	10.63	204,112	0.35%	to	1.25%		2.11%		(14.61)%	to	(13.84)%
	2021	39,578	11.28	to	12.34	473,848	0.35%	to	1.25%	0.18%	to	1.61%	(3.27)%	to	(1.07)%
	2020	36,438	11.66	to	12.47	446,387	0.50%	to	1.25%	1.92%	to	1.95%	5.99%	to	6.79%
	2019	23,625	11.00	to	11.68	271,647	0.50%	to	1.25%	2.39%	to	2.44%	6.78%	to	7.59%

TIAA-CREF Equity Index Fund
	2023	137,383	37.15	to	43.14	5,810,626	0.00%	to	1.25%		1.32%		24.04%	to	25.59%
	2022	143,427	29.95	to	34.35	4,833,312	0.00%	to	1.25%		1.22%		(20.37)%	to	(19.37)%
	2021	135,710	37.61	to	42.60	5,686,839	0.00%	to	1.25%	0.00%	to	1.03%	23.72%	to	25.27%
	2020	146,256	30.40	to	34.00	4,870,357	0.00%	to	1.25%	1.40%	to	1.54%	19.07%	to	20.57%
	2019	138,405	25.53	to	28.20	3,839,137	0.00%	to	1.25%	1.29%	to	1.67%	28.96%	to	30.59%

MM MSCI EAFE® International Index Fund ##
	2023	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2022	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2021	43,019	12.78	to	14.06	585,122	0.00%	to	1.25%	0.00%	to	4.50%	9.08%	to	10.45%
	2020	43,091	11.72	to	12.73	529,429	0.00%	to	1.25%	2.24%	to	2.31%	5.93%	to	7.26%
	2019	35,142	11.06	to	11.87	404,863	0.00%	to	1.25%	0.00%	to	3.35%	19.85%	to	21.35%

MassMutual RetireSMARTSM by JPMorgan 2020 Fund
	2023	29,043	13.17	to	14.37	373,332	0.35%	to	1.25%		2.13%		9.57%	to	10.55%
	2022	45,949	12.02	to	13.00	576,678	0.35%	to	1.25%		2.20%		(15.57)%	to	(14.81)%
	2021	49,636	14.24	to	15.26	735,934	0.35%	to	1.25%	2.94%	to	4.50%	5.72%	to	6.68%
	2020	47,041	13.47	to	14.30	654,363	0.35%	to	1.25%	3.54%	to	5.61%	8.40%	to	10.32%
	2019	29,200	12.42	to	12.97	371,608	0.50%	to	1.25%	2.19%	to	2.90%	14.65%	to	15.51%

MassMutual RetireSMARTSM by JPMorgan 2025 Fund
	2023	87,366	14.19	to	16.02	1,303,963	0.00%	to	1.25%		2.30%		10.84%	to	12.23%
	2022	143,564	12.80	to	14.27	1,948,747	0.00%	to	1.25%		2.30%		(16.61)%	to	(15.57)%
	2021	149,640	15.35	to	16.90	2,416,243	0.00%	to	1.25%	3.13%	to	4.89%	8.25%	to	9.61%
	2020	122,355	14.18	to	15.42	1,802,856	0.00%	to	1.25%	3.10%	to	3.26%	9.57%	to	10.95%
	2019	92,001	12.94	to	13.90	1,228,380	0.00%	to	1.25%	2.24%	to	2.74%	17.46%	to	18.94%

MassMutual RetireSMARTSM by JPMorgan 2030 Fund
	2023	101,333	14.98	to	16.34	1,531,753	0.35%	to	1.25%		2.52%		12.48%	to	13.50%
	2022	113,984	13.32	to	14.40	1,584,312	0.35%	to	1.25%		2.05%		(17.07)%	to	(16.32)%
	2021	116,377	16.06	to	17.21	1,940,833	0.35%	to	1.25%	2.85%	to	2.93%	10.26%	to	11.25%
	2020	135,358	14.56	to	15.47	2,044,881	0.35%	to	1.25%	1.53%	to	2.94%	10.03%	to	11.98%
	2019	129,179	13.24	to	13.81	1,749,597	0.50%	to	1.25%	1.87%	to	2.14%	19.45%	to	20.35%

MassMutual RetireSMARTSM by JPMorgan 2035 Fund
	2023	99,968	15.73	to	17.76	1,667,905	0.00%	to	1.25%		1.81%		14.77%	to	16.21%
	2022	115,890	13.70	to	15.28	1,687,551	0.00%	to	1.25%		1.93%		(18.01)%	to	(16.98)%
	2021	97,925	16.71	to	18.40	1,715,388	0.00%	to	1.25%	3.05%	to	3.10%	12.61%	to	14.03%
	2020	98,061	14.84	to	16.14	1,512,957	0.00%	to	1.25%	2.01%	to	2.25%	10.65%	to	12.04%
	2019	97,208	13.41	to	14.41	1,343,816	0.00%	to	1.25%	1.98%	to	2.11%	20.92%	to	22.44%

MassMutual RetireSMARTSM by JPMorgan 2040 Fund
	2023	167,823	16.31	to	17.79	2,816,019	0.35%	to	1.25%		2.10%		16.11%	to	17.15%
	2022	169,674	14.04	to	15.19	2,504,939	0.35%	to	1.25%		1.66%		(18.15)%	to	(17.41)%
	2021	159,686	17.16	to	18.39	2,863,342	0.35%	to	1.25%	2.97%	to	3.61%	14.46%	to	15.49%
	2020	155,558	14.99	to	15.92	2,432,016	0.35%	to	1.25%	1.79%	to	1.92%	10.86%	to	12.82%
	2019	110,751	13.52	to	14.11	1,539,149	0.50%	to	1.25%	1.94%	to	2.01%	22.32%	to	23.24%

MassMutual RetireSMARTSM by JPMorgan 2045 Fund
	2023	68,008	16.83	to	19.00	1,209,936	0.00%	to	1.25%		1.13%		17.01%	to	18.48%
	2022	84,491	14.38	to	16.03	1,277,612	0.00%	to	1.25%		1.47%		(18.37)%	to	(17.34)%
	2021	79,220	17.62	to	19.40	1,457,271	0.00%	to	1.25%	3.29%	to	3.36%	16.22%	to	17.68%
	2020	82,274	15.16	to	16.48	1,293,701	0.00%	to	1.25%	1.53%	to	1.69%	11.09%	to	12.48%
	2019	58,841	13.65	to	14.65	825,108	0.00%	to	1.25%	1.93%	to	2.65%	23.28%	to	24.83%

MassMutual RetireSMARTSM by JPMorgan 2050 Fund
	2023	35,932	17.07	to	18.63	638,439	0.35%	to	1.25%		1.26%		17.37%	to	18.43%
	2022	50,134	14.55	to	15.73	762,658	0.35%	to	1.25%		1.53%		(18.41)%	to	(17.67)%
	2021	50,868	17.83	to	19.11	942,403	0.35%	to	1.25%	2.99%	to	3.25%	16.19%	to	17.24%
	2020	46,333	15.34	to	16.30	732,155	0.35%	to	1.25%	1.54%	to	1.86%	11.08%	to	13.04%
	2019	41,285	13.81	to	14.42	577,830	0.50%	to	1.25%	1.68%	to	1.86%	23.15%	to	24.08%

MassMutual RetireSMARTSM by JPMorgan In Retirement Fund
	2023	24,310	12.26	to	13.84	330,764	0.00%	to	1.25%		2.71%		9.57%	to	10.94%
	2022	26,217	11.19	to	12.48	320,800	0.00%	to	1.25%		3.76%		(15.56)%	to	(14.50)%
	2021	33,756	13.25	to	14.59	486,138	0.00%	to	1.25%	0.80%	to	2.93%	5.54%	to	6.86%
	2020	36,451	12.56	to	13.66	491,152	0.00%	to	1.25%	2.47%	to	3.02%	8.13%	to	9.49%
	2019	43,864	11.61	to	12.47	539,254	0.00%	to	1.25%	2.18%	to	2.50%	13.16%	to	14.58%

MassMutual RetireSMARTSM by JPMorgan 2055 Fund
	2023	20,546	17.13	to	18.69	367,818	0.35%	to	1.25%		0.82%		17.41%	to	18.47%
	2022	33,565	14.59	to	15.78	513,922	0.35%	to	1.25%		1.58%		(18.42)%	to	(17.68)%
	2021	28,934	17.88	to	19.17	540,537	0.35%	to	1.25%	2.90%	to	3.52%	16.15%	to	17.19%
	2020	24,914	15.40	to	16.36	395,947	0.35%	to	1.25%	1.10%	to	1.67%	11.11%	to	13.07%
	2019	17,526	13.86	to	14.47	247,540	0.50%	to	1.25%	2.05%	to	2.10%	23.25%	to	24.17%

American Century Heritage Fund
	2023	52,687	21.55	to	24.45	1,208,670	0.00%	to	1.25%		0.00%		38.42%	to	34.75%
	2022	51,324	15.57	to	18.15	985,488	0.00%	to	1.25%		0.00%		(28.97)%	to	(36.00)%
	2021	55,453	21.92	to	28.36	1,489,041	0.00%	to	1.25%	0.00%	to	0.00%	(2.84)%	to	9.44%
	2020	59,225	22.56	to	23.41	1,448,395	0.00%	to	1.25%	0.00%	to	0.00%	22.28%	to	40.43%
	2019	53,715	16.67	to	18.45	930,690	0.00%	to	1.25%	0.00%	to	0.00%	19.73%	to	33.46%

Sub-Account		Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***

ClearBridge Small Cap Value Fund
	2023	490	19.36	to	23.52	11,347	0.65%	to	1.05%		0.82%		13.28%	to	13.74%
	2022	492	17.09	to	20.68	10,017	0.65%	to	1.05%		0.24%		(20.76)%	to	(12.66)%
	2021	517	21.57	to	23.68	12,065	0.65%	to	1.25%	0.28%	to	0.63%	30.93%	to	43.15%
	2020	533	15.07	to	18.09	9,510	0.65%	to	1.05%	0.42%	to	0.60%	(6.27)%	to	(5.90)%
	2019	210	16.08	to	19.22	3,904	0.65%	to	1.05%	0.96%	to	1.38%	27.20%	to	27.71%

North Square Spectrum Alpha Fund
	2023	3,900	16.76	to	17.71	66,121	0.65%	to	1.25%		0.00%		23.16%	to	23.90%
	2022	5,581	13.61	to	14.29	76,740	0.65%	to	1.25%		0.00%		(27.94)%	to	(27.51)%
	2021	9,574	18.88	to	19.72	183,550	0.50%	to	1.25%	0.00%	to	0.00%	8.76%	to	10.61%
	2020	15,742	17.36	to	18.02	279,655	0.65%	to	1.25%	0.00%	to	0.00%	28.30%	to	29.07%
	2019	26,144	13.53	to	13.96	361,990	0.65%	to	1.25%	0.00%	to	0.00%	20.88%	to	21.61%

Invesco Intermediate Bond Factor Fund ##
	2023	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2022	843	9.87	to	9.87	8,321	1.25%	to	1.25%		3.50%		(14.52)%	to	(14.52)%
	2021	766	11.55	to	11.55	8,848	1.25%	to	1.25%	1.64%	to	1.64%	(2.49)%	to	(2.49)%
	2020	1,081	11.85	to	11.85	12,811	1.25%	to	1.25%	2.06%	to	2.06%	6.17%	to	6.17%
	2019	696	11.16	to	11.16	7,769	1.25%	to	1.25%	3.02%	to	3.02%	9.99%	to	9.99%

MassMutual Strategic Emerging Markets Fund
	2023	978	9.90	to	12.35	11,994	0.00%	to	1.25%		0.00%		9.63%	to	8.28%
	2022	879	9.03	to	11.41	9,864	0.00%	to	1.25%		0.00%		(25.74)%	to	(26.66)%
	2021	690	12.16	to	15.55	10,723	0.00%	to	1.25%	0.43%	to	0.66%	(29.20)%	to	(9.45)%
	2020	628	17.18	to	17.18	10,783	1.25%	to	1.25%	0.00%	to	0.00%	15.51%	to	15.51%
	2019	582	14.87	to	14.87	8,658	1.25%	to	1.25%	0.13%	to	0.13%	23.18%	to	23.18%

MassMutual Small Cap Opportunities Fund
	2023	43,730	20.63	to	20.70	844,271	0.00%	to	1.05%		0.12%		43.77%	to	16.32%
	2022	44,075	14.35	to	17.80	736,716	0.00%	to	1.05%		0.62%		(16.96)%	to	(20.31)%
	2021	48,076	17.28	to	22.33	961,170	0.00%	to	1.05%	0.00%	to	0.00%	10.06%	to	20.63%
	2020	49,148	15.70	to	17.78	829,488	0.00%	to	1.05%	0.33%	to	0.33%	10.72%	to	18.58%
	2019	23,403	14.18	to	14.99	343,450	0.00%	to	1.05%	0.00%	to	0.00%	24.44%	to	25.15%

MassMutual Small Cap Growth Equity Fund
	2023	94,716	11.14	to	24.81	2,329,332	0.00%	to	1.25%		0.00%		-44.59%	to	16.45%
	2022	105,428	20.11	to	21.31	2,246,404	0.00%	to	0.85%		0.00%		95.27%	to	(26.21)%
	2021	114,557	10.30	to	28.88	3,308,161	0.00%	to	—	0.00%	to	0.00%	(24.60)%	to	(24.60)%
	2020	125,798	13.66	to	13.66	3,298,004	0.00%	to	—	0.00%	to	0.00%	13.55%	to	50.44%
	2019	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—

Fidelity VIP Freedom 2035 Portfolio
	2023	649	18.38	to	18.38	11,938	0.35%	to	0.35%		1.75%		16.12%	to	16.12%
	2022	649	15.83	to	15.83	10,280	0.35%	to	0.35%		1.49%		(18.17)%	to	(18.17)%
	2021	649	19.34	to	19.34	12,554	0.35%	to	0.35%	0.83%	to	0.83%	14.77%	to	14.77%
	2020	3,417	16.85	to	16.85	57,592	0.35%	to	0.35%	1.13%	to	1.13%	17.54%	to	17.54%
	2019	649	14.34	to	14.34	9,313	0.35%	to	0.35%	1.60%	to	1.60%	26.69%	to	26.69%

Fidelity VIP Freedom 2050 Portfolio
	2023	33	19.28	to	19.28	632	0.35%	to	0.35%		1.29%		18.78%	to	18.78%
	2022	33	16.23	to	16.23	532	0.35%	to	0.35%		1.43%		(18.75)%	to	(18.75)%
	2021	33	19.98	to	19.98	657	0.35%	to	0.35%	0.72%	to	0.72%	17.10%	to	17.10%
	2020	33	17.06	to	17.06	558	0.35%	to	0.35%	0.78%	to	0.78%	18.58%	to	18.58%
	2019	33	14.39	to	14.39	472	0.35%	to	0.35%	1.58%	to	1.58%	27.77%	to	27.77%

Delaware Ivy Small Cap Growth Fund
	2023	32,985	18.97	to	20.90	683,323	0.00%	to	1.25%		0.00%		11.93%	to	13.34%
	2022	29,187	16.94	to	18.44	533,998	0.00%	to	1.25%		0.00%		(28.55)%	to	(27.65)%
	2021	35,868	23.71	to	25.49	909,930	0.00%	to	1.25%	0.03%	to	0.61%	2.67%	to	3.96%
	2020	30,256	23.10	to	24.52	738,466	0.00%	to	1.25%	0.00%	to	0.00%	36.80%	to	38.52%
	2019	37,095	16.88	to	17.70	654,342	0.00%	to	1.25%	0.00%	to	0.00%	22.25%	to	23.79%

T. Rowe Price Retirement 2060 Fund
	2023	7,576	18.33	to	19.44	145,169	0.50%	to	1.25%		1.19%		14.76%	to	19.62%
	2022	5,035	15.98	to	16.25	81,122	0.50%	to	0.75%		0.80%		(17.95)%	to	(20.09)%
	2021	4,423	19.47	to	20.33	89,114	0.50%	to	1.25%	0.00%	to	0.40%	15.33%	to	16.19%
	2020	3,220	16.88	to	17.50	55,529	0.50%	to	1.25%	0.83%	to	0.84%	16.47%	to	17.35%
	2019	1,116	14.50	to	14.91	16,462	0.50%	to	1.25%	1.57%	to	2.12%	22.49%	to	24.11%

MSIF Global Opportunity Portfolio
	2023	8,215	24.25	to	25.78	203,373	0.50%	to	1.25%		0.00%		47.44%	to	48.55%
	2022	8,700	16.45	to	17.36	146,234	0.50%	to	1.25%		0.00%		(42.46)%	to	(42.03)%
	2021	6,388	28.58	to	29.94	186,880	0.50%	to	1.25%	0.00%	to	0.00%	(1.30)%	to	(0.55)%
	2020	6,910	28.96	to	30.11	204,194	0.50%	to	1.25%	0.00%	to	0.00%	53.11%	to	54.26%
	2019	7,784	18.91	to	19.52	149,358	0.50%	to	1.25%	0.00%	to	0.00%	33.35%	to	34.36%

JPMorgan U.S. Government Money Market Fund
	2023	46,706	9.90	to	10.62	465,164	0.35%	to	1.25%		4.38%		3.19%	to	4.12%
	2022	53,881	9.59	to	10.20	519,986	0.35%	to	1.25%		1.04%		(0.13)%	to	0.77%
	2021	61,990	9.60	to	10.12	605,607	0.00%	to	1.25%	0.00%	to	0.00%	(1.24)%	to	—
	2020	92,024	9.72	to	10.32	899,282	0.00%	to	1.25%	0.14%	to	0.17%	(1.05)%	to	0.20%
	2019	107,448	9.83	to	10.30	1,073,056	0.00%	to	1.25%	0.00%	to	1.53%	0.29%	to	1.55%

Sub-Account		Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***

American Century U.S. Government Money Market Fund
	2023	34,094	9.90	to	10.91	353,025	0.00%	to	1.25%		4.31%		3.11%	to	4.40%
	2022	37,381	9.60	to	10.45	372,513	0.00%	to	1.25%		1.18%		(0.14)%	to	1.11%
	2021	33,086	9.61	to	10.34	328,375	0.00%	to	1.25%	0.00%	to	0.00%	(1.23)%	to	0.01%
	2020	108,409	9.73	to	10.33	1,094,560	0.00%	to	1.25%	0.21%	to	0.22%	(1.03)%	to	0.21%
	2019	94,702	9.84	to	10.31	957,565	0.00%	to	1.25%	1.47%	to	1.56%	0.27%	to	1.53%

Invesco Balanced-Risk Commodity Strategy Fund
	2023	1,085	12.66	to	12.66	13,744	1.25%	to	1.25%		1.51%		-4.64%	to	-7.82%
	2022	1,749	13.28	to	13.74	23,706	0.75%	to	1.25%		9.81%		6.50%	to	7.04%
	2021	1,268	12.47	to	12.83	16,097	0.75%	to	1.25%	15.49%	to	18.53%	17.39%	to	17.98%
	2020	909	10.62	to	10.88	9,774	0.75%	to	1.25%	0.00%	to	0.00%	6.41%	to	6.95%
	2019	985	9.98	to	10.17	9,938	0.75%	to	1.25%	0.82%	to	0.89%	2.90%	to	3.42%

Columbia Select International Equity Fund ##
	2023	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2022	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2021	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2020	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2019	583	13.20	to	13.50	7,773	0.65%	to	1.25%	1.38%	to	1.41%	26.85%	to	27.61%

Putnam Large Cap Growth Fund
	2023	188	30.39	to	30.39	5,712	1.25%	to	1.25%		0.00%		42.44%	to	42.44%
	2022	183	21.33	to	21.33	3,897	1.25%	to	1.25%		0.00%		(31.21)%	to	(31.21)%
	2021	168	31.01	to	31.01	5,211	1.25%	to	1.25%	0.00%	to	0.00%	21.00%	to	21.00%
	2020	156	25.63	to	25.63	3,996	1.25%	to	1.25%	0.00%	to	0.00%	36.69%	to	36.69%
	2019	327	18.75	to	18.75	6,128	1.25%	to	1.25%	0.00%	to	0.00%	34.73%	to	34.73%

John Hancock New Opportunities Fund
	2023	18,966	17.46	to	18.73	340,188	0.35%	to	1.25%		0.00%		13.02%	to	14.04%
	2022	21,176	15.45	to	16.42	335,660	0.35%	to	1.25%		0.00%		(21.56)%	to	(20.85)%
	2021	30,874	19.69	to	20.75	627,569	0.35%	to	1.25%	0.00%	to	0.00%	12.89%	to	13.91%
	2020	32,830	17.44	to	18.21	588,772	0.35%	to	1.25%	0.00%	to	0.00%	27.30%	to	28.45%
	2019	32,966	13.70	to	14.18	461,787	0.35%	to	1.25%	0.00%	to	0.00%	20.06%	to	21.15%

Columbia Large Cap Growth Opportunity Fund
	2023	38,139	23.63	to	25.21	919,150	0.35%	to	1.25%		0.00%		29.64%	to	30.80%
	2022	42,784	18.23	to	19.27	792,668	0.35%	to	1.25%		0.00%		(30.56)%	to	(29.93)%
	2021	44,322	26.25	to	27.50	1,181,260	0.35%	to	1.25%	0.00%	to	0.00%	17.59%	to	18.66%
	2020	46,314	22.32	to	23.18	1,045,174	0.35%	to	1.25%	0.00%	to	0.00%	38.75%	to	40.00%
	2019	45,772	16.09	to	16.55	742,293	0.35%	to	1.25%	0.00%	to	0.00%	34.25%	to	35.46%

MM Russell 2000® Small Cap Index Fund ##
	2023	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2022	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2021	13,711	19.77	to	21.18	276,552	0.35%	to	1.25%	0.45%	to	0.46%	12.66%	to	13.68%
	2020	10,752	17.55	to	18.63	192,263	0.35%	to	1.25%	0.60%	to	0.95%	17.69%	to	18.75%
	2019	17,015	14.91	to	15.69	256,244	0.35%	to	1.25%	1.24%	to	1.46%	23.25%	to	24.36%

MM S&P 500® Index Fund
	2023	29,378	25.53	to	27.44	774,364	0.50%	to	1.25%		0.76%		23.93%	to	24.86%
	2022	76,469	20.60	to	21.98	1,657,948	0.50%	to	1.25%		1.13%		(19.61)%	to	(19.01)%
	2021	60,066	25.63	to	27.14	1,598,223	0.50%	to	1.25%	0.00%	to	0.23%	26.33%	to	27.28%
	2020	145,428	20.29	to	21.32	3,080,308	0.50%	to	1.25%	1.58%	to	1.61%	16.35%	to	17.23%
	2019	153,683	17.44	to	18.19	2,779,549	0.50%	to	1.25%	2.04%	to	2.81%	29.05%	to	30.02%

MM S&P Mid Cap Index Fund ##
	2023	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2022	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2021	102,039	20.55	to	22.61	2,173,986	0.00%	to	1.25%	0.00%	to	0.78%	22.42%	to	23.96%
	2020	118,699	16.79	to	18.24	2,060,603	0.00%	to	1.25%	0.87%	to	0.88%	11.53%	to	12.93%
	2019	125,595	15.05	to	16.15	1,942,056	0.00%	to	1.25%	0.94%	to	0.94%	23.85%	to	25.41%

Russell Balanced Strategy Fund
	2023	5,333	11.65	to	12.92	64,387	0.75%	to	1.25%		1.70%		13.34%	to	12.77%
	2022	5,350	10.28	to	11.46	57,078	0.75%	to	1.25%		2.26%		(25.54)%	to	(19.39)%
	2021	21,318	13.81	to	14.21	275,060	0.35%	to	1.25%	3.06%	to	13.25%	11.98%	to	34.54%
	2020	22,783	10.96	to	12.33	260,966	0.75%	to	1.25%	1.55%	to	1.58%	3.04%	to	3.56%
	2019	25,208	10.58	to	11.97	278,138	0.75%	to	1.25%	1.07%	to	1.13%	(4.35)%	to	12.42%

Russell Conservative Strategy Fund
	2023	719	10.69	to	11.61	8,007	0.35%	to	1.25%		1.62%		6.60%	to	7.56%
	2022	1,102	10.02	to	10.80	11,312	0.35%	to	1.25%		2.12%		(15.03)%	to	(14.26)%
	2021	1,202	11.80	to	12.59	14,440	0.35%	to	1.25%	2.21%	to	2.23%	2.04%	to	2.97%
	2020	1,206	11.56	to	12.23	14,144	0.35%	to	1.25%	1.73%	to	1.80%	4.30%	to	5.24%
	2019	1,211	11.08	to	11.62	13,567	0.35%	to	1.25%	0.00%	to	2.63%	8.19%	to	9.17%

Russell Equity Growth Strategy Fund
	2023	1	15.06	to	15.06	20	1.25%	to	1.25%		1.41%		17.54%	to	17.54%
	2022	1	12.81	to	12.81	17	1.25%	to	1.25%		2.22%		(18.08)%	to	(18.08)%
	2021	1	15.64	to	15.64	17	1.25%	to	1.25%	2.52%	to	2.52%	19.32%	to	19.32%
	2020	1	13.11	to	13.11	19	1.25%	to	1.25%	0.17%	to	0.17%	2.95%	to	2.95%
	2019	1	12.73	to	12.73	18	1.25%	to	1.25%	1.11%	to	1.11%	17.26%	to	17.26%

Russell Growth Strategy Fund
	2023	6,650	12.74	to	14.40	95,605	0.75%	to	1.25%		1.42%		16.55%	to	15.97%
	2022	6,802	10.93	to	12.42	84,314	0.75%	to	1.25%		1.29%		(17.13)%	to	(17.54)%
	2021	53,577	13.19	to	15.06	719,427	0.75%	to	1.25%	3.90%	to	3.99%	16.35%	to	16.93%
	2020	50,656	11.28	to	12.94	582,787	0.75%	to	1.25%	0.70%	to	0.71%	5.05%	to	5.58%
	2019	49,369	10.69	to	12.32	538,691	0.75%	to	1.25%	1.23%	to	1.29%	14.23%	to	14.80%

Sub-Account		Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***

Russell Moderate Strategy Fund
	2023	838	10.71	to	11.55	9,116	0.75%	to	1.25%		1.50%		10.18%	to	9.63%
	2022	848	9.72	to	10.54	8,395	0.75%	to	1.25%		0.63%		(15.80)%	to	(16.22)%
	2021	41,234	11.54	to	12.58	476,117	0.75%	to	1.25%	2.92%	to	2.99%	6.93%	to	7.47%
	2020	40,538	10.74	to	11.76	435,566	0.75%	to	1.25%	0.14%	to	1.22%	2.05%	to	2.57%
	2019	38,690	10.47	to	11.53	405,341	0.75%	to	1.25%	1.45%	to	1.68%	9.43%	to	9.97%

BlackRock Advantage Small Cap Growth Fund
	2023	45,055	14.23	to	15.00	659,342	0.35%	to	1.25%		0.20%		17.00%	to	18.06%
	2022	40,974	12.17	to	12.71	511,181	0.35%	to	1.25%		0.42%		(26.11)%	to	(25.44)%
	2021	50,785	16.46	to	17.04	855,108	0.35%	to	1.25%	0.00%	to	0.00%	2.04%	to	2.96%
	2020	63,694	16.13	to	16.55	1,044,172	0.35%	to	1.25%	0.00%	to	0.00%	31.48%	to	32.66%
	2019	70,931	12.27	to	12.48	880,080	0.35%	to	1.25%	0.20%	to	0.30%	31.79%	to	32.98%

MassMutual Select T.Rowe Price Retire 2030 Fund
	2023	23,170	12.80	to	13.37	297,762	0.50%	to	1.25%		11.96%		14.27%	to	15.13%
	2022	493	11.20	to	11.61	5,710	0.50%	to	1.25%		2.04%		(20.79)%	to	(17.89)%
	2021	224	14.15	to	14.15	3,168	0.50%	to	0.50%	4.38%	to	4.38%	12.18%	to	12.18%
	2020	133	12.61	to	12.61	1,679	0.50%	to	0.50%	2.45%	to	2.45%	14.57%	to	14.57%
	2019	52	11.01	to	11.01	567	0.50%	to	0.50%	0.00%	to	0.00%	17.66%	to	17.66%

MassMutual Select T.Rowe Price Retire 2035 Fund
	2023	16,693	13.16	to	13.74	220,697	0.50%	to	1.25%		2.13%		16.11%	to	16.98%
	2022	1,823	11.33	to	11.75	21,295	0.50%	to	1.25%		1.41%		(19.46)%	to	(18.85)%
	2021	1,230	14.07	to	14.47	17,804	0.50%	to	1.25%	0.00%	to	3.31%	12.89%	to	13.74%
	2020	4,514	12.46	to	12.73	56,525	0.50%	to	1.25%	1.10%	to	1.21%	14.75%	to	15.61%
	2019	3,584	10.86	to	11.01	39,051	0.50%	to	1.25%	1.64%	to	1.88%	21.86%	to	23.52%

MassMutual Select T.Rowe Price Retire 2040 Fund
	2023	9,762	13.45	to	14.05	131,875	0.50%	to	1.25%		1.58%		17.52%	to	18.40%
	2022	2,585	11.45	to	11.87	29,780	0.50%	to	1.25%		0.87%		(20.86)%	to	(19.66)%
	2021	346	14.47	to	14.77	5,090	0.50%	to	1.05%	3.15%	to	3.53%	14.43%	to	16.84%
	2020	45	12.64	to	12.64	570	1.05%	to	1.05%	0.14%	to	0.14%	15.97%	to	15.97%
	2019	1,063	10.90	to	10.90	11,586	1.05%	to	1.05%	1.31%	to	1.31%	6.08%	to	6.08%

MassMutual Select T.Rowe Price Retire 2050 Fund
	2023	8,915	13.72	to	14.33	122,353	0.50%	to	1.25%		1.22%		18.70%	to	19.59%
	2022	5,262	11.56	to	11.98	60,994	0.50%	to	1.25%		0.92%		(20.59)%	to	(19.99)%
	2021	217	14.56	to	14.98	3,249	0.50%	to	1.25%	5.26%	to	13.88%	12.76%	to	16.02%
	2020	132	12.91	to	12.91	1,698	0.50%	to	0.50%	1.55%	to	1.55%	17.10%	to	18.69%
	2019	2,257	10.88	to	11.02	24,562	0.50%	to	1.25%	0.00%	to	1.28%	5.72%	to	7.16%

MassMutual Select T.Rowe Price Retire 2055 Fund ##
	2023	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2022	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2021	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2020	—	—	to	—	—	0.00%	to	—	0.00%	to	0.00%	—	to	—
	2019	506	10.87	to	10.87	5,503	1.25%	to	1.25%	2.24%	to	2.24%	7.19%	to	7.19%

MassMutual Select T.Rowe Price Retire 2060 Fund
	2023	1,742	13.70	to	13.70	23,875	1.25%	to	1.25%		1.84%		18.75%	to	18.75%
	2022	759	11.54	to	11.54	8,759	1.25%	to	1.25%		0.87%		(20.70)%	to	(20.70)%
	2021	334	14.55	to	14.55	4,862	0.85%	to	1.25%	0.01%	to	6.20%	13.88%	to	15.63%
	2020	499	12.78	to	12.78	6,373	0.85%	to	0.85%	2.09%	to	2.09%	17.55%	to	17.55%
	2019	310	10.87	to	10.87	3,369	1.25%	to	1.25%	2.06%	to	2.06%	7.19%	to	7.19%

BlackRock S&P 500 Index V.I. Fund
	2023	820,391	17.71	to	19.31	15,251,401	0.00%	to	1.25%		1.30%		24.34%	to	26.22%
	2022	839,841	14.24	to	15.30	12,480,348	0.00%	to	1.25%		1.39%		(19.43)%	to	(18.23)%
	2021	870,492	17.68	to	18.71	15,899,905	0.00%	to	1.25%	0.00%	to	0.00%	25.76%	to	27.34%
	2020	929,105	14.06	to	14.55	13,296,015	0.00%	to	1.25%	1.65%	to	1.73%	16.77%	to	18.24%
	2019	917,282	12.04	to	12.31	11,171,173	0.00%	to	1.25%	2.06%	to	2.36%	29.71%	to	31.34%

Hartford International Equity Fund
	2023	20,280	11.28	to	11.74	232,468	0.50%	to	1.25%		1.34%		13.47%	to	14.32%
	2022	46,146	9.94	to	10.27	467,173	0.50%	to	1.25%		2.63%		(15.46)%	to	(14.82)%
	2021	44,855	11.76	to	12.05	534,909	0.50%	to	1.25%	1.88%	to	2.00%	5.16%	to	5.96%
	2020	42,133	11.18	to	11.38	475,829	0.50%	to	1.25%	1.30%	to	1.40%	8.03%	to	8.85%
	2019	42,266	10.35	to	10.45	439,946	0.50%	to	1.25%	0.00%	to	2.24%	18.91%	to	19.81%

BNY Mellon Insight Core Plus Fund
	2023	43,275	10.44	to	10.95	470,610	0.35%	to	1.25%		3.74%		5.45%	to	6.40%
	2022	45,661	9.90	to	10.29	467,265	0.35%	to	1.25%		2.78%		(14.76)%	to	(13.99)%
	2021	52,229	11.62	to	11.96	622,349	0.35%	to	1.25%	0.00%	to	2.17%	(2.08)%	to	(1.20)%
	2020	82,954	11.86	to	12.11	1,002,594	0.35%	to	1.25%	2.26%	to	2.30%	8.02%	to	9.00%
	2019	63,637	11.11	to	10.98	705,666	0.35%	to	1.25%	2.91%	to	2.92%	9.52%	to	10.51%

Keeley Small Cap Dividend Value Fund
	2023	39,139	13.32	to	14.11	549,700	0.00%	to	1.25%		2.75%		8.60%	to	9.96%
	2022	44,089	12.26	to	12.83	567,082	0.00%	to	1.25%		1.60%		(6.93)%	to	(31.88)%
	2021	45,129	13.17	to	18.83	628,911	0.00%	to	1.25%	0.00%	to	0.00%	23.14%	to	24.69%
	2020	59,520	10.70	to	10.92	669,732	0.00%	to	1.25%	1.74%	to	1.85%	2.30%	to	3.58%
	2019	81,306	10.54	to	10.46	878,723	0.00%	to	1.25%	1.10%	to	1.10%	4.92%	to	5.72%

Hartford Global Impact Fund
	2023	4,203	12.73	to	13.14	53,631	0.50%	to	1.25%		1.00%		11.52%	to	12.36%
	2022	3,019	11.42	to	11.69	34,505	0.50%	to	1.25%		0.55%		(23.63)%	to	(23.05)%
	2021	2,773	14.95	to	15.20	41,488	0.50%	to	1.25%	0.22%	to	0.23%	9.24%	to	10.06%
	2020	2,415	13.68	to	13.81	33,063	0.50%	to	1.25%	0.46%	to	0.60%	29.30%	to	30.27%
	2019	2,634	10.58	to	10.60	27,881	0.50%	to	1.25%	0.37%	to	0.37%	3.22%	to	3.38%

Sub-Account		Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***

Victory RS Value Fund
	2023	82,553	18.60	to	18.60	1,535,750	0.00%	to	0.00%		0.63%		7.52%	to	7.52%
	2022	93,224	17.30	to	17.30	1,612,923	0.00%	to	0.00%		0.47%		(2.97)%	to	(2.97)%
	2021	102,971	17.83	to	17.83	1,836,116	0.00%	to	—	0.44%	to	0.44%	27.31%	to	27.31%
	2020	118,451	14.01	to	14.01	1,659,043	0.00%	to	—	0.00%	to	0.00%	(2.59)%	to	(2.59)%
	2019	133,639	14.38	to	14.38	1,921,554	0.00%	to	—	0.55%	to	0.55%	31.35%	to	31.35%

Pioneer Global Sustainable Equity Fund
	2023	92,799	15.21	to	16.09	1,450,006	0.35%	to	1.25%		1.43%		15.25%	to	16.28%
	2022	102,936	13.20	to	13.83	1,395,098	0.35%	to	1.25%		1.39%		(10.93)%	to	(10.13)%
	2021	103,724	14.82	to	15.39	1,571,787	0.00%	to	1.25%	0.00%	to	0.00%	22.17%	to	23.70%
	2020	107,860	12.13	to	12.63	1,332,099	0.00%	to	1.25%	0.00%	to	0.91%	16.33%	to	17.79%
	2019	112,501	10.43	to	10.72	1,187,206	0.00%	to	1.25%	0.88%	to	1.02%	21.77%	to	23.30%

MassMutual Equity Opportunities Fund
	2023	127,353	16.76	to	16.76	2,134,982	0.00%	to	0.00%		1.20%		10.69%	to	10.69%
	2022	129,844	15.15	to	15.15	1,966,558	0.00%	to	0.00%		1.17%		(4.57)%	to	(4.57)%
	2021	138,458	15.87	to	15.87	2,197,462	0.00%	to	—	1.17%	to	1.17%	23.28%	to	23.28%
	2020	147,095	12.87	to	12.87	1,893,650	0.00%	to	—	1.30%	to	1.30%	—	to	—

MassMutual High Yield Fund
	2023	182,081	12.47	to	12.47	2,269,851	0.00%	to	0.00%		6.50%		12.94%	to	12.94%
	2022	186,269	11.04	to	11.04	2,056,018	0.00%	to	0.00%		5.85%		(11.11)%	to	(11.11)%
	2021	203,025	12.42	to	12.42	2,520,985	0.00%	to	0.00%	5.57%	to	5.57%	7.42%	to	7.42%
	2020	224,237	11.56	to	11.56	2,592,123	0.00%	to	—	4.93%	to	4.93%	—	to	—

JPMorgan Mid Cap Growth Fund
	2023	93,225	17.78	to	17.78	1,657,684	0.00%	to	0.00%		0.00%		22.73%	to	22.73%
	2022	103,265	14.49	to	14.49	1,496,093	0.00%	to	0.00%		0.00%		(27.32)%	to	(27.32)%
	2021	107,768	19.93	to	19.93	2,148,231	0.00%	to	—	0.00%	to	0.00%	10.44%	to	10.44%
	2020	123,818	18.05	to	18.05	2,234,868	0.00%	to	—	0.00%	to	0.00%	—	to	—

Invesco Discovery Mid Cap Growth Fund
	2023	68,008	15.50	to	15.94	1,068,392	0.50%	to	1.25%		0.00%		11.56%	to	12.40%
	2022	70,615	13.89	to	14.18	990,870	0.50%	to	1.25%		0.00%		(31.95)%	to	(31.44)%
	2021	79,734	20.41	to	20.69	1,639,187	0.00%	to	—	0.00%	to	0.00%	17.39%	to	18.27%
	2020	105,914	17.39	to	17.49	1,847,701	0.50%	to	1.25%	0.00%	to	0.00%	—	to	—

MassMutual RetireSMARTSM by JPMorgan 2060 Fund
	2023	5,625	15.78	to	16.79	93,626	0.35%	to	1.25%		1.85%		17.28%	to	18.34%
	2022	4,152	13.46	to	14.19	58,477	0.35%	to	1.25%		1.81%		(19.96)%	to	(17.65)%
	2021	2,750	16.81	to	17.23	47,231	0.00%	to	—	3.41%	to	5.86%	16.50%	to	17.08%
	2020	1,912	14.43	to	14.71	28,113	0.35%	to	0.85%	1.60%	to	2.30%	—	to	—

Invesco Dividend Income Fund
	2023	870	16.29	to	16.66	14,310	0.65%	to	1.25%		2.10%		5.70%	to	6.33%
	2022	722	15.41	to	15.67	11,215	0.65%	to	1.25%		1.74%		(0.62)%	to	(0.03)%
	2021	627	15.51	to	15.67	9,761	0.00%	to	—	1.86%	to	1.86%	17.49%	to	18.20%
	2020	577	13.20	to	13.26	7,638	0.65%	to	1.25%	1.55%	to	1.56%	—	to	—

AB Sustainable Global Thematic Fund
	2023	122,877	16.26	to	16.26	1,998,170	0.00%	to	0.00%		0.25%		16.25%	to	16.25%
	2022	123,995	13.99	to	13.99	1,734,485	0.00%	to	0.00%		0.42%		(26.99)%	to	(26.99)%
	2021	144,690	19.16	to	19.16	2,772,172	0.00%	to	—	0.00%	to	0.00%	22.61%	to	22.61%
	2020	130,734	15.63	to	15.63	2,042,937	0.00%	to	—	0.20%	to	0.20%	—	to	—

Virtus Duff & Phelps Water Fund Institutional
	2023	68,312	15.12	to	15.12	1,033,004	0.00%	to	0.00%		0.90%		12.38%	to	12.38%
	2022	78,618	13.46	to	13.46	1,057,907	0.00%	to	0.00%		0.64%		(20.80)%	to	(20.80)%
	2021	91,768	16.99	to	16.99	1,559,106	0.00%	to	—	1.51%	to	1.51%	25.82%	to	25.82%
	2020	75,953	13.50	to	13.50	1,025,597	0.00%	to	—	0.73%	to	0.73%	—	to	—

MassMutual Global Fund
	2023	3,498	16.23	to	16.23	56,792	0.00%	to	0.00%		0.00%		34.13%	to	34.13%
	2022	3,555	12.10	to	12.10	43,026	0.00%	to	0.00%		0.00%		(32.03)%	to	(32.03)%
	2021	3,480	17.81	to	17.81	61,966	0.00%	to	—	0.00%	to	0.00%	15.23%	to	15.23%
	2020	7,717	15.45	to	15.45	119,249	0.00%	to	—	0.00%	to	0.00%	—	to	—

Columbia Acorn International Select Fund
	2023	35	10.00	to	10.21	351	0.65%	to	1.25%		0.00%		16.66%	to	17.36%
	2022	269	8.57	to	8.70	2,310	0.65%	to	1.25%		0.00%		(37.58)%	to	(37.21)%
	2021	374	13.73	to	13.86	5,138	0.00%	to	1.25%	0.71%	to	0.78%	9.12%	to	9.77%
	2020	430	12.58	to	12.62	5,421	0.65%	to	1.25%	0.00%	to	0.00%	—	to	—

American Century Small Company Fund ##
	2023	—	—	to	—	—	0.00%	to	—		—		—	to	—
	2022	73	14.66	to	14.66	1,070	0.50%	to	0.50%		0.04%		(21.95)%	to	(21.95)%
	2021	27	18.78	to	18.78	506	0.50%	to	0.50%	0.00%	to	0.00%	6.46%	to	6.46%

JPMorgan SmartRetirement 2060 Fund
	2023	1,429	16.48	to	16.48	23,560	0.50%	to	0.50%		2.67%		19.18%	to	19.18%
	2022	424	13.83	to	13.83	5,867	0.50%	to	0.50%		4.58%		(18.87)%	to	(18.87)%
	2021	15	17.05	to	17.05	255	0.50%	to	0.50%	4.52%	to	4.52%	2.90%	to	2.90%

MassMutual Select T.Rowe Price Retire 2025 Fund
	2023	257	13.02	to	13.02	3,349	0.50%	to	0.50%		1.56%		13.36%	to	13.36%
	2022	120	11.49	to	11.49	1,384	0.50%	to	0.50%		5.59%		(16.57)%	to	(16.57)%
	2021	32	13.77	to	13.77	441	0.50%	to	0.50%	2.70%	to	2.70%	1.15%	to	1.15%

Sub-Account		Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***

AMG GW&K Small Mid Cap Core Fund
	2023	5,942	10.56	to	10.79	63,832	0.50%	to	1.25%		0.00%		13.10%	to	13.94%
	2022	5,805	9.34	to	9.47	54,645	0.50%	to	1.25%		0.03%		(19.17)%	to	(18.56)%
	2021	4,688	11.55	to	11.63	54,351	0.50%	to	1.25%	0.00%	to	0.00%	15.81%	to	16.56%

PGIM Jennison Focused Growth Fund
	2023	21,281	9.38	to	9.58	200,478	0.50%	to	1.25%		0.00%		50.41%	to	51.53%
	2022	31,420	6.24	to	6.32	197,186	0.50%	to	1.25%		0.00%		(41.47)%	to	(41.02)%
	2021	27,345	10.66	to	10.72	292,101	0.50%	to	1.25%	0.00%	to	0.00%	(2.40)%	to	(1.28)%

NexPoint Merger Arbitrage Fund
	2023	3,521	10.61	to	19.21	37,685	0.00%	to	1.25%		4.91%		2.45%	to	-1.13%
	2022	2,926	10.36	to	19.43	30,531	0.00%	to	1.25%		4.69%		1.04%	to	(2.51)%
	2021	7,165	10.25	to	19.93	73,737	0.00%	to	1.25%	0.00%	to	1.21%	2.83%	to	99.87%

Empower International Index Fund
	2023	9,213	11.14	to	12.22	110,260	0.35%	to	1.25%		2.14%		16.06%	to	17.11%
	2022	9,776	9.60	to	10.44	97,518	0.35%	to	1.25%		1.79%		(3.99)%	to	4.38%

MassMutual Select T.Rowe Price Retire 2045 Fund
	2023	768	13.68	to	13.68	10,511	1.25%	to	1.25%		1.33%		18.41%	to	18.41%
	2022	546	11.56	to	11.56	6,305	1.25%	to	1.25%		0.54%		15.56%	to	15.56%

Empower S&P Mid Cap 400 Index Fund
	2023	7,697	11.01	to	12.19	92,689	0.35%	to	1.25%		0.36%		14.33%	to	15.36%
	2022	7,541	9.63	to	10.56	96,258	0.35%	to	1.25%		0.49%		(3.66)%	to	5.65%

Empower S&P Small Cap 600 Index Fund
	2023	1,198	11.23	to	11.72	14,016	0.35%	to	1.25%		0.57%		14.04%	to	15.06%
	2022	1,059	9.85	to	10.18	10,780	0.35%	to	1.25%		0.50%		(1.54)%	to	1.82%

MassMutual Select T.Rowe Price Retire 2020 Fund
	2023	12,498	12.32	to	12.32	153,936	1.05%	to	1.05%		1.56%		11.77%	to	11.77%
	2022	11,430	11.02	to	11.02	125,956	1.05%	to	1.05%		2.90%		10.20%	to	10.20%

T. Rowe Price Retirement 2045 Fund
	2023	3,715	18.33	to	19.06	68,474	0.75%	to	1.25%		2.58%		18.41%	to	23.11%
	2022	1,146	15.48	to	15.48	17,736	1.25%	to	1.25%		0.66%		54.79%	to	54.79%

Federated Hermes Global Allocation Fund
	2023	146	19.41	to	19.41	2,836	1.25%	to	1.25%		1.62%		9.85%	to	9.85%
	2022	146	17.67	to	17.67	2,581	1.25%	to	1.25%		0.75%		76.67%	to	76.67%

MassMutual 80/20 Allocation Fund
	2023	152	17.72	to	17.72	2,685	0.85%	to	0.85%		1.15%		77.20%	to	77.20%

T. Rowe Price Retirement 2035 Fund
	2023	3,177	17.25	to	17.93	55,341	0.75%	to	1.25%		1.63%		72.47%	to	79.31%

T. Rowe Price Retirement 2055 Fund
	2023	616	18.33	to	19.06	11,290	0.75%	to	1.25%		1.23%		83.35%	to	90.63%

MassMutual Select T.Rowe Price Fund
	2023	2,219	13.70	to	14.31	30,435	0.50%	to	1.25%		1.04%		37.03%	to	43.11%

MassMutual International Equity Fund
	2023	353	10.50	to	10.50	3,711	1.25%	to	1.25%		1.59%		5.04%	to	5.04%

Putnam Core Equity Fund
	2023	30,669	10.68	to	10.68	327,687	1.05%	to	1.05%		0.76%		6.85%	to	6.85%

BlackRock LifePath® Dynamic 2065 Fund
	2023	43	11.21	to	11.21	481	0.35%	to	0.35%		1.66%		12.05%	to	12.05%

Empower Moderately Aggressive Profile Fund
	2023	18	11.28	to	11.28	200	1.25%	to	1.25%		1.30%		12.82%	to	12.82%

Empower Lifetime 2020 Fund
	2023	13,421	10.57	to	10.57	141,804	0.95%	to	0.95%		2.74%		5.66%	to	5.66%

Empower Lifetime 2025 Fund
	2023	8,104	10.62	to	10.62	86,087	0.95%	to	0.95%		2.52%		6.23%	to	6.23%

Empower Lifetime 2030 Fund
	2023	30,283	10.68	to	10.68	323,316	0.95%	to	0.95%		2.65%		6.76%	to	6.76%

Empower Lifetime 2035 Fund
	2023	30,008	10.74	to	10.74	322,222	0.95%	to	0.95%		2.04%		7.38%	to	7.38%

Empower Lifetime 2040 Fund
	2023	812	10.81	to	10.81	8,774	0.95%	to	0.95%		2.93%		8.08%	to	8.08%

Empower Lifetime 2045 Fund
	2023	5,811	10.84	to	10.84	63,016	0.95%	to	0.95%		1.82%		8.44%	to	8.44%

Empower Lifetime 2050 Fund
	2023	21,357	10.86	to	10.86	231,981	0.95%	to	0.95%		2.39%		8.62%	to	8.62%

Empower Lifetime 2055 Fund
	2023	482	10.85	to	10.85	5,228	0.95%	to	0.95%		1.77%		8.51%	to	8.51%

Sub-Account		Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**	Total Return Ratio Lowest to Highest***

Empower Lifetime 2060 Fund
	2023	335	10.84	to	10.84	3,633	0.95%	to	0.95%	3.89%	8.38%	to	8.38%

Empower Lifetime 2015 Fund
	2023	2,983	10.54	to	10.54	31,440	0.95%	to	0.95%	3.06%	5.39%	to	5.39%

Empower Short Duration Bond Fund
	2023	7,029	10.35	to	10.35	72,733	1.25%	to	1.25%	2.36%	3.47%	to	3.47%

*

This represents the annualized contract expenses of the Sub-Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns.

**

These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests. Investment income ratios for periods less than a year are not annualized. As of December 31, 2022, the investment income ratio is no longer being shown as a range.

***

This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total returns are calculated for each 12-month period indicated or from the effective date through the end of the reporting period and are not annualized for periods less than one year.

##	Funds are active with a unit value. There are no units reported under these funds.

7. Subsequent Events:

Management has evaluated events subsequent to December 31, 2023 and through the financial statement issuance date of April 17, 2024, noting there are no subsequent events requiring adjustment or disclosure in the financial statements.

Talcott Resolution Life Insurance Company
Audited Consolidated Financial Statements
As of December 31, 2023 and 2022 (Successor Company)
For years ended December 31, 2023 and 2022 (Successor Company), the period of July 1, 2021 to December 31, 2021 (Successor Company) and the six months ended June 30, 2021 (Predecessor Company)

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

Description	Page
Report of Independent Registered Public Accounting Firm	F-3
Consolidated Balance Sheets — As of December 31, 2023 and 2022 (Successor Company)	F-6
Consolidated Statements of Operations — For years ended December 31, 2023 and 2022 (Successor Company), the period of July 1, 2021 to December 31, 2021 (Successor Company) and the six months ended June 30, 2021 (Predecessor Company)
F-7
Consolidated Statements of Comprehensive Income (Loss) — For years ended December 31, 2023 and 2022 (Successor Company), the period of July 1, 2021 to December 31, 2021 (Successor Company) and the six months ended June 30, 2021 (Predecessor Company)
F-8
Consolidated Statements of Changes in Stockholder's Equity — For years ended December 31, 2023 and 2022 (Successor Company), the period of July 1, 2021 to December 31, 2021 (Successor Company) and the six months ended June 30, 2021 (Predecessor Company)
F-9
Consolidated Statements of Cash Flows — For years ended December 31, 2023 and 2022 (Successor Company), the period of July 1, 2021 to December 31, 2021 (Successor Company) and the six months ended June 30, 2021 (Predecessor Company)
F-10
Notes to Consolidated Financial Statements	F-12
Report of Independent Registered Public Accounting Firm	S-1
Schedule I — Summary of Investments — Other Than Investments in Related Parties	S-2
Schedule IV — Reinsurance	S-3
Schedule V — Valuation and Qualifying Accounts	S-4

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Stockholder and the Board of Directors of Talcott Resolution Life Insurance Company:
Opinion on the Financial Statements
We have audited the accompanying consolidated balance sheets of Talcott Resolution Life Insurance Company and subsidiaries (the "Company") as of December 31, 2023 and 2022 (Successor Company), the related consolidated statements of operations, comprehensive income (loss), changes in stockholder’s equity, and cash flows, for the years ended December 31, 2023 and 2022 (Successor Company), the period of July 1, 2021 to December 31, 2021 (Successor Company) and the six months ended June 30, 2021 (Predecessor Company) and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2023 and 2022 (Successor Company), and the results of its operations and its cash flows for the years ended December 31, 2023 and 2022 (Successor Company), the period of July 1, 2021 to December 31, 2021 (Successor Company) and the six months ended June 30, 2021 (Predecessor Company), in conformity with accounting principles generally accepted in the United States of America.
Change in Accounting Principle
As discussed in Notes 1 and 2 to the financial statements, the Company has changed its method of accounting for long-duration contracts due to the adoption of ASU 2018-12, Targeted Improvements to the Accounting for Long-Duration Contracts ("ASU 2018-12"), effective January 1, 2023, with a transition date of July 1, 2021.
Basis for Opinion
These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
Critical Audit Matters
The critical audit matters communicated below are matters arising from the current-period audit of the financial statements that were communicated or required to be communicated to the audit committee and that (1) relate to accounts or disclosures that are material to the financial statements and (2) involved our especially challenging, subjective, or complex judgments. The communication of critical audit matters does not alter in any way our opinion on the financial statements, taken as a whole, and we are not, by communicating the critical audit matters below, providing separate opinions on the critical audit matters or on the accounts or disclosures to which they relate.
Certain Assumptions Used in the Valuation of Market Risk Benefits – Refer to Notes 1, 2, 5 and 12 to the financial statements
Critical Audit Matter Description
The Company has historically issued and assumes via reinsurance certain guarantees and product features on Variable Annuity (VA) and Fixed Indexed Annuity (FIA) products which protect the contract holder from, and expose the Company to, other-than-nominal- capital market risk. The Company recognizes these features as Market Risk Benefits (MRBs). MRBs are measured at the individual contract level and multiple MRBs within a single contract are measured and recognized as a single, compound MRB. MRBs are carried at fair value and may be recognized as a liability or an asset and are reported separately as MRB liabilities or assets on the consolidated balance sheet as there is not legal right of offset between contracts.
The fair value of MRBs is measured as the present value of expected future benefits payments to contract holders, less the present value of expected fees attributable to the MRB, if applicable. The Company estimates these cash flows using significant judgment including discount rate assumptions, nonperformance risk, and actuarially determined assumptions about policyholder behavior, such as: withdrawal utilization, withdrawal rates, and lapses.
Given the sensitivity of certain market risk benefits to changes in these assumptions and the significant uncertainty inherent in estimating the market risk benefits, we identified management’s evaluation of these assumptions in the valuation of certain market risk benefits as a critical audit matter. This required a high degree of auditor judgment and an increased extent of effort, including the involvement of our actuarial and fair value specialists.
How the Critical Audit Matter Was Addressed in the Audit
Our audit procedures related to testing assumptions used by management to estimate the valuation of MRBs, specifically discount rates, nonperformance risk, and actuarially determined assumptions about policyholder behavior, included the following, among others:
•With the involvement of our valuation and actuarial specialists, we:
◦Evaluated the results of the underlying experience studies, capital market inputs, and judgments applied by management in setting the principal assumptions.
◦Developed an independent estimate, on a sample basis, of the market risk benefits and evaluated differences.
•We tested the completeness and accuracy of the underlying data that served as the basis for the actuarial analysis to test that the inputs to the actuarial estimate were reasonable.
•Evaluated the methods and assumptions used by management to identify potential bias in the determination of the MRBs.
Certain Assumptions Used in the Valuation of Embedded Derivatives for Fixed Indexed Annuities – Refer to Notes 1, 3, 4, and 5 to the financial statements
Critical Audit Matter Description
The Company assumes via reinsurance fixed indexed annuity contracts (FIA) contracts. FIA contract balances appreciate based on a minimum guaranteed credited rate or on the performance of market indices. For FIA contracts where an equity market index is elected, the account value attributable to the equity performance, which is not clearly and closely related to the insurance contract, is recognized as an embedded derivative liability. The liability reported on the consolidated balance sheets is equal to the sum of the fair value of the embedded derivative and the host contract and is reported in other policyholder funds. The fair value of the embedded derivative is measured as the present value of cash flows attributable to the indexed strategies and is derived using assumptions to estimate future account values.
Given the sensitivity of these embedded derivatives to changes in these assumptions, specifically around policyholder lapse and partial withdrawals, as well as discount rates, and the significant uncertainty inherent in estimating them, we identified management’s evaluation of these assumptions as a critical audit matter. This required a high degree of auditor judgment and an increased extent of effort, including the involvement of our actuarial and fair value specialists.
How the Critical Audit Matter Was Addressed in the Audit
Our audit procedures related to testing assumptions used by management to estimate the embedded derivatives recorded within other policyholder funds, specifically lapses, partial withdrawals, and discount rates, included the following, among others:
•With the involvement of our valuation and actuarial specialists, we:

◦Evaluated the results of the underlying experience studies, capital market inputs, and judgments applied by management in setting the principal assumptions.
◦Developed an independent estimate, on a sample basis, of the embedded derivative and evaluated differences.
•We tested the completeness and accuracy of the underlying data that served as the basis for the actuarial analysis to test that the inputs to the actuarial estimate were reasonable.
•Tested the completeness and accuracy of the underlying data that served as the basis for the actuarial analysis to test that the inputs of the actuarial estimate were reasonable.
•Evaluated the methods and assumptions used by management to identify potential bias in the determination of the embedded derivatives.

/s/ DELOITTE & TOUCHE LLP

Hartford, CT
April 24, 2024
We have served as the Company’s auditor since 2002.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
Consolidated Balance Sheets

	Successor Company
	As of December 31,
(In millions, except share data)	2023	2022
Assets
Investments
Fixed maturities, available-for-sale, at fair value (related party: $9 and $4) (net of allowance for credit losses: $16 and $—; amortized cost: $17,335 and $18,689)	$14,854	$15,383
Fixed maturities, at fair value using the fair value option (related party: $27 and $—)	252	331
Equity securities, at fair value	182	179
Mortgage loans (net of allowance for credit losses: $26 and $15)	2,019	2,520
Policy loans (related party: $(6) and $—)	1,528	1,495
Investment funds (related party: $51 and $8) (portion at fair value: $238 and $58)	1,428	1,300
Other investments (portion at fair value: $35 and $83)	35	95
Short-term investments, at fair value (related party: $440 and $100)	1,181	1,489
Total investments	21,479	22,792
Cash	421	173
Reinsurance recoverables (related party: $9,468 and $9,613) (net of allowance for credit losses: $18 and $21) (portion at fair value: $1,242 and $1,286)	37,706	39,223
Market risk benefits	578	325
Value of business acquired and deferred acquisition costs (related party: $114 and $176)	457	496
Deferred income taxes	828	879
Goodwill and other intangible assets, net	149	155
Other assets	420	441
Separate account assets	89,514	87,255
Total assets	$151,552	$151,739

Liabilities and Stockholder's Equity
Liabilities
Reserve for future policy benefits	$19,379	$18,738
Other policyholder funds and benefits payable (related party: $526 and $582) (portion at fair value: $536 and $295)	29,502	31,827
Market risk benefits	1,074	1,204
Funds withheld liability (related party: $9,148 and $9,248 (portion at fair value: $(157) and $(560))	10,210	10,474
Other liabilities (related party: $33 and $(1)) (portion at fair value: $57 and $105)	811	981
Separate account liabilities	89,514	87,255
Total liabilities	150,490	150,479
Commitments and Contingencies (Note 15)
Stockholder’s Equity
Common stock (1,000 shares authorized, issued, and outstanding; par value: $5,690 per share)	6	6
Additional paid-in capital	1,877	1,877
Accumulated other comprehensive loss (related party: $(580) and $(762))	(1,325)	(1,659)
Retained earnings	504	1,036
Total stockholder’s equity	1,062	1,260

Total liabilities and stockholder’s equity	$151,552	$151,739
See Notes to Consolidated Financial Statements.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
Consolidated Statements of Operations

	Successor Company			Predecessor Company
	For the Years Ended December 31,		For the Period of July 1, 2021 to December 31, 2021	For the Six Months Ended June 30, 2021
(In millions)	2023	2022
Revenues
Premiums (related party: $(56), $(27), $— , and $—)	$88	$99	$26	$24
Policy charges and fee income (related party: $(304), $(320), $— , and $—)	646	509	434	438
Net investment income (related party: $(380), $(136), $—, and $—)	590	778	498	534
Investment and derivative related losses, net (related party: $361, $696, $— , and $—)	(929)	(76)	(50)	(242)
Total revenues	395	1,310	908	754

Benefits, Losses and Expenses
Benefits and losses (remeasurement loss (gain): $(17), $10, $14, and $—) (related party: $(276), $(117), $— , and $— )	307	521	161	349
Change in market risk benefits (related party: $77, $4,$—, and $—)	(305)	(295)	2	—
Amortization of value of business acquired and deferred acquisition costs (related party: $14, $19, $—, and $—)	55	61	24	(43)
Insurance operating costs and other expenses (related party: $(136), $(119), $—, and $—)	334	301	212	232
Total benefits, losses and expenses	391	588	399	538

Income before income taxes	4	722	509	216

Income tax expense (benefit)	(39)	107	88	30
Net income	$43	$615	$421	$186

See Notes to Consolidated Financial Statements.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
Consolidated Statements of Comprehensive Income (Loss)

	Successor Company			Predecessor Company
	For the Years Ended December 31,		For the Period of July 1, 2021 to December 31, 2021	For the Six Months Ended June 30, 2021
(In millions)	2023	2022
Net income	$43	$615	$421	$186

Other comprehensive income (loss)
Unrealized gain (loss) on available-for-sale securities	675	(2,606)	(16)	(275)
Unrealized gain (loss) on cash flow hedging instruments	4	(27)	—	1
Gain (loss) related to discount rate for reserve for future policy benefits (related party: $182, $(762), $—, and $— )	(212)	873	(14)	—
Gain (loss) related to credit risk for market benefits	(133)	96	35	—
Other comprehensive income (loss)	334	(1,664)	5	(274)

Comprehensive income (loss)	$377	$(1,049)	$426	$(88)

See Notes to Consolidated Financial Statements.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
Consolidated Statements of Changes in Stockholder's Equity

(In millions)	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Total Stockholder's Equity
Predecessor Company
Balance at January 1, 2021	$6	$1,761	$1,281	$137	$3,185
Net income	—	—	—	186	186
Total other comprehensive loss	—	—	(274)	—	(274)
Capital contributions to parent	—	(235)	—	—	(235)
Dividends paid	—	—	—	(265)	(265)
Balance at June 30, 2021	$6	$1,526	$1,007	$58	$2,597

Successor Company
Balance at July 1, 2021	$6	$1,877	$—	$—	$1,883
Net income	—	—	—	421	421
Other comprehensive loss	—	—	5	—	5
Capital contribution to parent	—	—	—	—	—
Dividends paid	—	—	—	—	—
Balance at December 31, 2021	6	1,877	5	421	2,309

Balance at January 1, 2022	6	1,877	5	421	2,309
Net income	—	—	—	615	615
Other comprehensive loss	—	—	(1,664)	—	(1,664)
Capital contribution to parent	—	—	—	—	—
Dividends paid	—	—	—	—	—
Balance at December 31, 2022	6	1,877	(1,659)	1,036	1,260

Balance at January 1, 2023	6	1,877	(1,659)	1,036	1,260
Net income	—	—	—	43	43
Other comprehensive income	—	—	334	—	334
Capital contribution to parent	—	—	—	—	—
Dividends paid	—	—	—	(575)	(575)
Balance at December 31, 2023	$6	$1,877	$(1,325)	$504	$1,062

See Notes to Consolidated Financial Statements.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
Consolidated Statements of Cash Flows

	Successor Company			Predecessor Company
	For the Years Ended December 31,		For the Period of July 1, 2021 to December 31, 2021	For the Six Months Ended June 30, 2021
(In millions)	2023	2022
Operating Activities
Net income	$43	$615	$421	$186
Adjustments to reconcile net income to net cash provided by (used for) operating activities:
Investment and derivative related losses, net (related party: $(361), $(696), $—, and $—)	929	76	50	242
Amortization of unearned revenue reserve (related party: $(56), $(5) , $—, and $—)	(118)	(68)	—	(26)
Amortization of value of business acquired and deferred acquisition costs (related party: $14, $19, $—, and $—)	55	61	24	(43)
Depreciation and amortization	167	227	102	38
Deferred income taxes	(37)	124	174	29
Interest credited on investment and universal life-type contracts	370	481	314	152
Change in market risk benefits (related party: $77, $4, $—, and $—)	(305)	(295)	2	—
Other operating activities, net (related party: $382, $136, $—, and $—)	(571)	(40)	(273)	(114)
Changes in operating assets and liabilities:
Reinsurance recoverables (related party: $(510), $198, $—, and $—)	178	(741)	(29)	(134)
Reserve for future policy benefits	92	228	(153)	63
Other assets and liabilities (related party: $447, $—, $—, $—)	328	91	(131)	51
Net proceeds from (payments for) reinsurance transactions	—	121	(877)	—
Net cash provided by (used for) operating activities	1,131	880	(376)	444

Investing Activities
Proceeds from sales, maturities, and payments of:
Fixed maturities	2,182	6,185	2,976	1,622
Equity securities	6	26	47	3
Mortgage loans	588	258	294	158
Investment funds (related party: $1, $—, $—, and $—)	295	64	102	71
Other investments	6	—	—	—
Payments for purchases of:
Fixed maturities (related party: $(32), $—, $—, and $—)	(1,200)	(4,607)	(1,974)	(1,197)
Equity securities	(2)	(22)	(121)	(45)
Mortgage loans	(132)	(667)	(207)	(177)
Investment funds (related party: $(44), $—, $—, and $—)	(126)	(158)	(100)	(74)
Net proceeds from (payments for):
Repurchase agreements program	—	25	(11)	8
Policy loans	(33)	(11)	9	(32)

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
Consolidated Statements of Cash Flows

	Successor Company			Predecessor Company
	For the Years Ended December 31,		For the Period of July 1, 2021 to December 31, 2021	For the Six Months Ended June 30, 2021
(In millions)	2023	2022
Derivatives	(913)	(559)	(161)	(539)
Short-term investments (related party: $(340), $(100), $—, and $—)	287	(255)	(314)	200
Net cash provided by (used for) investing activities	958	279	540	(2)
Financing Activities
Investment and universal life-type contracts:
Deposits and other additions	2,693	2,033	872	1,001
Withdrawals and other deductions	(10,635)	(8,109)	(4,766)	(4,862)
Net transfers from separate accounts	6,799	5,140	3,598	3,659
Net change in securities loaned or sold under agreements to repurchase	(123)	(99)	131	270
Dividends to parent	(575)	—	—	(265)
Distributions to parent	—	—	—	(235)
Net cash used for financing activities	(1,841)	(1,035)	(165)	(432)

Net increase (decrease) in cash	248	124	(1)	10
Cash at beginning of year	173	49	50	40
Cash at end of year	$421	$173	$49	$50

Supplemental Disclosure of Cash Flow Information:
Income taxes received (paid)	$(74)	$142	$(13)	$2

See Notes to Consolidated Financial Statements.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollar amounts in millions, unless otherwise stated)
1. Basis of Presentation and Significant Accounting Policies
Basis of Presentation
Talcott Resolution Life Insurance Company, together with its subsidiaries, (collectively, "TL," the "Company," "we" or "our") is a life insurance and annuity company and comprehensive risk solutions-provider in the United States ("U.S.") and is a wholly-owned subsidiary of TR Re, Ltd. ("TR Re"), a Bermuda based entity. Talcott Resolution Life, Inc. ("TLI"), a Delaware corporation and Talcott Holdings, L.P. ("THLP") are indirect parents of the Company and the Company has an ultimate parent of Talcott Financial Group, Ltd. ("TFG" or "Talcott Financial Group").
The financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. (“U.S. GAAP”), which differ materially from the accounting practices prescribed by various insurance regulatory authorities. Certain reclassifications were made to prior year balances for the presentation of unearned premiums and deferred gains on reinsurance to be consistent with current year presentation.
Description of Business
As of December 31, 2023, the Company managed approximately 446 thousand annuity contracts with an account value of approximately $38 billion, gross of reinsurance, and private placement life insurance with an account value of approximately $41.7 billion. Upon the Company's acquisition by Sixth Street, the Company's strategy changed to be one of a life insurance aggregator through reinsurance. Since the Sixth Street acquisition, the Company has participated in multiple assumed reinsurance transactions that have positioned the Company, as part of the Talcott Financial Group, as a leading participant in this area of the life insurance marketplace. As part of the Company's growth strategy, the Company assumes life insurance blocks of business, providing external insurers with solutions to create capital flexibility and risk management efficiencies. Since the Sixth Street Acquisition and as of December 31, 2023, the Company has assumed fixed indexed annuities ("FIA") of $7.3 billion and variable annuities ("VA") of $6.4 billion.
On June 30, 2021, the Company’s previous indirect owner, Hopmeadow Holdings GP LLC, completed the sale of the Company (the "Sixth Street Acquisition") through the merger of an affiliate of Sixth Street, a global investment firm, with and into THLP pursuant to an Agreement and Plan of Merger (the “Agreement"). Through the Agreement, TFG indirectly obtained 100% control of THLP and its life and annuity operating subsidiaries for a total purchase price of approximately $2.2 billion, comprised of a $500 pre-closing dividend and cash of $1.7 billion. The merger was accounted for using business combination accounting, together with an election to apply pushdown accounting. Under this method, the purchase price paid was assigned to the identifiable assets acquired and liabilities assumed as of the acquisition date based on their fair value. Determining the fair value of certain assets acquired and liabilities assumed is judgmental in nature and often involves the use of significant estimates and assumptions. The Company’s consolidated financial statements and footnote disclosures are presented into two distinct periods. The periods prior to the consummation of the agreement are labeled ("Predecessor Company") and the periods subsequent to that date are labeled ("Successor Company") to distinguish between the different basis of accounting between the periods presented. As a result of the application of purchase accounting, the consolidated financial statements for the years ended December 31, 2023 and 2022 and period of July 1, 2021 to December 31, 2021 (Successor Company), are not comparable to the prior periods presented. In addition, as a result of the acquisition the Company conformed to TFG’s accounting policies and modified its presentation for certain transactions.
Consolidation
The financial statements include the accounts of the Company and entities the Company directly or indirectly has a controlling financial interest in which the Company is required to consolidate. All intercompany transactions and balances between the Company and its subsidiaries have been eliminated. Entities in which the Company has significant influence over the operating and financing decisions but is not required to consolidate are reported using the equity method.
Use of Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions affecting the reported amount of assets and liabilities as of the date of the financial statements and reported amounts of revenues and expenses for the reporting period. In applying these estimates and assumptions, management makes subjective and complex judgments that are uncertain and subject to change. Many of these policies, estimates, and related judgments are common in the insurance and financial services industries; others are specific to the Company’s business and operations. Actual results could differ from these estimates.
Our principal estimates and assumptions impact the following reported amounts and disclosures:
•Fair value of investments;
•Impairment of investments and allowance for credit losses (“ACL”);
•Derivatives valuation, including embedded derivatives;

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
1. Basis of Presentation and Significant Accounting Policies (continued)
•Market risk benefits (“MRB”);
•Reserve for future policy benefits;
•Valuation allowances on deferred tax assets (“DTA”);
•Evaluation of goodwill for impairment.
Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the annual financial statements. Additional details regarding these estimates and assumptions are discussed in the following significant accounting policies and the related footnote disclosures.
Significant Accounting Policies
The Company’s significant accounting policies are as follows:
Segment Information
The Company has one reportable segment and its principal products and services are comprised of variable, fixed and payout annuities, FIAs, and private-placement life insurance. The Company's determination that it has one reportable segment is based on the fact that the Company's chief operating decision maker reviews the Company's financial performance at an aggregate level.
Investments
Fixed Maturities
Fixed maturities consist of debt securities including bonds, structured securities, redeemable preferred stock and commercial paper. Structured securities include asset-backed securities (“ABS”), collateralized loan obligations (“CLO”), commercial mortgage-backed securities (“CMBS”), and residential mortgage-backed securities (“RMBS”). Most of these investments are classified as available-for-sale (“AFS”) and are carried at fair value, net of ACL. Unrealized gains and losses (i.e., after-tax difference between fair value and cost or amortized cost) not attributable to ACL are reflected in equity as a component of accumulated other comprehensive loss ("AOCI").
Equity Securities
Equity securities are carried at fair value with any changes in fair value recorded in investment and derivative related losses, net in the statement of operations.
Mortgage Loans
Mortgage loans are carried at the outstanding principal balance adjusted for amortization of premiums and accretion of discounts, net of ACL. Interest income is accrued on the principal balance of the loan based on the loan’s contractual interest rate.
Policy Loans
Policy loans are carried at outstanding principal balance, which approximates fair value. Interest income is recognized as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy’s anniversary date. Valuation allowances are not established for policy loans, as they are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal and accrued interest are deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.
Investment Funds
Investment funds principally represent LPs and other similar legal entity structures accounted for under the equity method. Under the equity method, investments are generally carried based on the Company’s pro rata ownership percentage in the net assets of the investee, and the Company’s share of earnings is included in net investment income.
Recognition of income related to investment funds is often delayed due to the availability of the related financial information, which may be reported on a lag of up to three months. Accordingly, income for the years ended December 31, 2023 and 2022 (Successor Company), the period of July 1, 2021 to December 31, 2021 (Successor Company) and the period of January 1, 2021 to June 30, 2021 (Predecessor Company) may not include the full impact of current year changes in valuations of the underlying assets and liabilities of the funds for that same calendar year, which are generally obtained from the entity’s managers, general partners, or managing members.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
1. Basis of Presentation and Significant Accounting Policies (continued)
Other Investments
Other investments consist of derivative instruments carried at fair value and real estate held directly, which is recorded at amortized cost.
Cash and Cash Equivalents
Cash is carried at cost and includes cash on hand, demand deposits with banks or other financial institutions, money market funds, and all highly liquid debt instruments purchased with an original maturity of three months or less.
Short-Term Investments
Short-term investments include financial instruments with remaining maturities less than twelve months when purchased. Short-term investments include financial instruments that would otherwise qualify as cash equivalents but are acquired with the primary objective of earning investment income, and make up $714 and $1,272 of the carrying amount as of December 31, 2023 and 2022, respectively. Short-term loans and short-term investments that would otherwise qualify as cash equivalents are carried at fair value, where amortized cost approximates fair value. Short-term debt securities are generally classified as AFS and accounted for consistent with our policies for fixed maturities described above.
Funds Withheld Liability
The Company records a funds withheld liability under ceded coinsurance with funds withheld or modified coinsurance arrangements, which represents the fair value of segregated invested assets. The funds withheld liability is comprised of a host contract and an embedded derivative. The funds withheld liability is measured as the total of the host contract, which the Company has assessed as the book value of assets, and the embedded derivative, which the Company has assessed as the net unrealized gains (losses) on the underlying assets as the Company is obligated to pay the total return on the underlying investments. The Company records the total return of the funds withheld within net income (inclusive of the return on both the host contract and the embedded derivative). The Company allocates the total return between net investment income, measured as a risk-free rate on the host contract, and net investment and derivative related losses, net, measured as the difference between the total return and host accretion.
Fair Value Option ("FVO")
The Company has elected the fair value option (“FVO”) for certain corporate bonds included in fixed maturities, and investment funds. Where elected, changes in fair value of investments are recorded as investment and derivative related losses, net.
Impairment of Investments and the Allowance for Credit Losses
We review our fixed maturities for declines in fair value that could be impairment related, or attributable to credit risk factors that may require an ACL. If we intend to sell a debt security where amortized cost exceeds fair value, or we determine it is more likely than not that we will be required to sell a debt security before recovery of amortized cost, we determine an impairment has occurred and amortized cost is written down to fair value with a corresponding charge recorded as a component of investment and derivative related losses, net.
If amortized cost exceeds fair value, but we do not intend to sell a security and we determine it is not more likely than not that we will be required to sell before recovery of amortized cost, we evaluate the security for indicators of a credit loss that may require an ACL. We evaluate a number of factors to determine whether a decline in fair value is attributable to a credit loss, including but not limited to: market interest rates and issuer credit ratings and outlooks. The significance of the decline in fair value is a factor in our analysis, but is generally not determinative in whether we record a credit loss, as other factors are often more relevant in our evaluation of a security. If we determine a credit loss has occurred, we record as an ACL with a corresponding charge recorded as component of investment and derivative related losses, net. The remaining change in fair value is recorded in equity as a component of AOCI.
We also evaluate other financial instruments for credit losses, such as mortgage loans, reinsurance recoverables, and off-balance sheet credit exposures that the Company cannot unconditionally cancel. The measurement of the expected credit loss is based on historical loss data, current conditions, and reasonable and supportable forecasts and recorded as an ACL, consistent with treatment for fixed maturity debt securities.
Subsequent recoveries of credit losses are recognized as reversals of the ACL with a corresponding reversal recorded as a component of investment and derivative related losses, net. Additionally, for any purchased financial assets with a more-than-insignificant amount of credit deterioration since original issuance, we establish an ACL at acquisition, which is recorded with the purchase price to establish the initial amortized cost of the investment.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
1. Basis of Presentation and Significant Accounting Policies (continued)
Net Investment Income
The components of net investment income include:
•Interest income from AFS debt securities and mortgage loans, which is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future prepayments;
•Prepayment fees and make-whole payments on AFS debt securities and mortgage loans, which are recognized when earned;
•Dividends for equity securities, which are recognized on the ex-dividend date;
•Share of earnings for the Company's interests in investment funds, which is recognized when reported in the investee’s financial statements;
•A portion of the change in funds withheld, measured as the risk-free return on the host contract;
•A reduction for investment expenses.
Investment and Derivative Related Losses, Net
The components of investment and derivative related losses, net include:
•Realized gains and losses on the sale of investments, determined on a specific identification basis;
•Fair value changes in equity securities;
•Fair value changes in derivative contracts (both freestanding and embedded, including the embedded derivative within the funds withheld) that do not qualify, or are not designated, as a hedge for accounting purposes;
•Fair value changes for investments where the FVO has been elected;
•Impairments and changes in the ACL on AFS debt securities; mortgage loans; and reinsurance recoverables;
•Foreign currency transaction remeasurements.
Accrued Interest Receivable
Accrued interest receivable on AFS debt securities and mortgage loans are recorded in other assets on the balance sheets and are not included in the carrying value of the investment. The Company does not include the current accrued interest receivable balance when estimating the ACL. The Company has a policy to write-off accrued interest receivable balances that are more than 90 days past due. Write-offs of accrued interest receivable are recorded as a credit loss component of investment and derivative related losses, net.
Interest income on AFS debt securities and mortgage loans is accrued unless it is past due over 90 days or management deems the interest uncollectible.
Variable Interest Entities
The Company is engaged with various special purpose entities and other entities that are deemed to be variable interest entities ("VIE") primarily as an investor through normal investment activities.
A VIE is an entity that either has investors that lack certain essential characteristics of a controlling financial interest, such as simple majority kick-out rights, or lacks sufficient funds to finance its own activities without financial support provided by other entities. The Company performs ongoing qualitative assessments of its VIE exposures to determine whether the Company has a controlling financial interest in the VIE and therefore is the primary beneficiary. The Company is deemed to have a controlling financial interest when it has both the ability to direct the activities that most significantly impact the economic performance of the VIE and the obligation to absorb losses or right to receive benefits from the VIE that could potentially be significant to the VIE. Based on the Company’s assessment, if it determines it is the primary beneficiary, the Company consolidates the VIE on the Company’s Financial Statements.
Non-Consolidated Variable Interest Entities
The Company, through normal investment activities, makes passive investments in LP and similar legal entity structures which are reported in investment funds on the Company’s balance sheets. For these non-consolidated VIEs, the Company has determined it is not the primary beneficiary as it has no ability to direct activities that could significantly affect the economic performance of the investments.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
1. Basis of Presentation and Significant Accounting Policies (continued)
In addition, the Company makes passive investments in structured securities issued by VIEs for which the Company is not the manager. These investments are reported in fixed maturities, on the Company’s balance sheets. The Company has not provided financial or other support with respect to these investments other than its original investment. For these investments, the Company determined it is not the primary beneficiary due to the relative size of the Company’s investment in comparison to the principal amount of the structured securities issued by the VIE, the Company’s inability to direct the activities that most significantly impact the economic performance of the VIE, and, where applicable, the level of credit subordination which reduces the Company’s obligation to absorb losses or right to receive benefits. The Company’s maximum exposure to loss on these investments is limited to the amount of the Company’s investment.
Derivative Instruments
Accounting and Financial Statement Presentation of Derivative Instruments and Hedging Activities
Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices or other underlying notional amounts. We regularly invest in derivatives to hedge the risks inherent in our business, such as interest rate, equity market, issuer credit, currency exchange, or market volatility. We may also invest in derivatives to manage liquidity or engage in synthetic replication transactions. Derivatives are carried on the balance sheets at fair value and are reported in other investments and other liabilities. We have master netting agreements with certain of our counterparties that provide the legal right of offset and allow for the netting of our derivative asset and liability positions by counterparty. Where applicable, the Company has elected to offset the fair value amounts, income accruals, and related cash collateral receivables and payables of derivatives executed in a legal entity and with the same counterparty or under a master netting agreement.
On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the variability in cash flows of a forecasted transaction or of amounts to be received or paid related to a recognized asset or liability (“cash flow hedge”) or (2) held for other investment and/or risk management purposes, which primarily involve managing asset or liability related risks and do not qualify for hedge accounting.
We formally document all relationships between hedging instruments and hedged items, as well as the risk-management objective and strategy for undertaking each hedge transaction. The documentation identifies how the hedging instrument (i.e., the derivative) is expected to hedge the designated risk (i.e., the specific forecasted transactions) and the method that will be used to assess the hedging instrument’s effectiveness.
To qualify for hedge accounting, the hedging instrument must be assessed as highly effective in offsetting the designated risk. We formally assess hedge effectiveness at both at the hedge’s inception and on a quarterly basis. This assessment is primarily performed using quantitative methods as well as using qualitative methods. Quantitative methods include regression or other statistical analysis of changes in fair value or cash flows associated with the hedge relationship. Qualitative methods may include comparison of critical terms of the derivative to the hedged item.
For derivatives that are designated and qualify as cash flow hedges, including foreign-currency cash flow hedges, the gain or loss on the derivatives are recorded in OCI and are reclassified into net income in the same period during which the hedged transaction impacts net income. Gains and losses on derivatives that are reclassified from AOCI to net income, as well as periodic net coupon settlements, are included in the line item within the statements of operations in which the cash flows of the hedged transaction are reported. Cash flows from cash flow hedge are presented in the same category as the cash flows from the hedged transaction on the statements of cash flows.
Investments in derivatives for the Company’s other investment or risk management activities do not receive hedge accounting treatment, and primarily relate to strategies used to reduce economic risk or replicate permitted investments. Gains and losses on such derivatives, including periodic net coupon settlements, are reported as a component of investment and derivative related losses, net in the statements of operations.
We discontinue hedge accounting prospectively if: (1) it is determined that the qualifying criteria are no longer met; (2) the derivative is no longer designated as a hedging instrument; or (3) the derivative expires or is sold, terminated or exercised. When cash flow hedge accounting is discontinued because we become aware that it is not probable that the forecasted transaction will occur, the derivative continues to be carried at fair value on the balance sheets, and gains and losses previously recorded in OCI and reported in AOCI are immediately reclassified in net income. In other situations where hedge accounting is discontinued, including those where the derivative is sold, terminated or exercised, amounts previously deferred in AOCI are reclassified into earnings when earnings are impacted by the hedged transaction.
Embedded Derivatives
The Company purchases and historically issued and assumed financial instruments and products that contain embedded derivative instruments that we record with the associated host contract. For measurement purposes, we bifurcate the embedded derivative from the host contract when we determine that (1) the embedded derivative possesses economic

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1. Basis of Presentation and Significant Accounting Policies (continued)
characteristics that are not clearly and closely related to the economic characteristics of the host contract and (2) a separate instrument with the same terms would qualify as a derivative instrument. The embedded derivative is presented on the same financial statement line item as the host contract, and is carried at fair value with changes in fair value recorded as a component of investment and derivative related losses.
Credit Risk
Credit risk is defined as the risk of financial loss due to uncertainty of an obligors’ or counterparty’s ability or willingness to meet its obligations in accordance with agreed upon terms. The Company minimizes the credit risk of derivative instruments by entering into transactions with high quality counterparties primarily rated A or better, which are monitored and evaluated by the Company’s risk management team and reviewed by senior management. The Company monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. Credit exposures are measured using the market value of the derivatives, resulting in amounts owed to the Company by its counterparties or potential payment obligations from the Company to its counterparties.
The Company generally requires that over-the-counter (“OTC”) derivative contracts, other than certain forward contracts, be governed by International Swaps and Derivatives Association agreements which are structured by legal entity and by counterparty, and permit right of offset. OTC-cleared derivatives are governed by clearing house rules. Transactions cleared through a central clearing house reduce risk due to their ability to require daily variation margin and act as an independent valuation source. Some agreements require daily collateral settlement based upon agreed upon thresholds. For purposes of daily derivative collateral maintenance, credit exposures are generally quantified based on the prior business day’s market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of the derivatives exceed the contractual thresholds. For the Company’s domestic derivative programs, the maximum uncollateralized threshold for a derivative counterparty for a single legal entity is $7.
Reinsurance
The Company enters into reinsurance transactions with unaffiliated and affiliate insurer counterparties for a variety of reasons, including strategic business growth opportunities (for assumed transactions) and capital and risk management (for ceded transactions). Reinsurance is placed with reinsurers that meet strict financial criteria established by the Company, and the Company regularly evaluates the financial condition of its reinsurers and concentrations of credit risk. Failure of counterparties to honor their obligations could result in losses to the Company. Ceded reinsurance arrangements do not discharge the Company’s liability as the primary insurer.
We assume insurance from and cede insurance to our counterparties using a variety of structures, including: coinsurance, coinsurance with funds withheld, modified coinsurance, and yearly renewable term. For an agreement to qualify for reinsurance accounting, it must include insurance risk (inclusive of underwriting, investment, and timing risk) and satisfy risk transfer conditions that include a reasonable possibility of a significant loss for the assuming entity. If an arrangement does not meet risk transfer requirements, the Company accounts for the arrangement using deposit accounting (i.e., as a financing transaction).
Reinsurance recoverables are generally recognized and measured consistent with the liabilities of the underlying contracts. Reinsurance recoverables include balances due from counterparties for paid and unpaid losses and are presented net of an ACL, which is based on the expectation of potential lifetime credit loss from the counterparty. Premiums and benefits and losses reflect the net effects of assumed and ceded reinsurance transactions. Included in other assets are prepaid reinsurance premiums, which represent the portion of premiums ceded to reinsurers applicable to the unexpired terms of the reinsurance agreements. For assumed reinsurance of existing in-force blocks, a net loss on reinsurance is recorded as deferred acquisition costs (“DAC”) and a net gain on reinsurance is recorded as unearned revenue reserves (“URR”). Certain MRBs have also been reinsured, and these are reflected within reinsurance recoverables on the balance sheets.
Under coinsurance arrangements, reserves and invested assets are transferred from the ceding insurer to the reinsurer. In certain arrangements, the reinsurer holds the assets supporting the reserves in a trust for the benefit of the ceding insurer. Refer to Note 6 - Reinsurance for additional information related to the various trusts the Company maintains.
Under coinsurance with funds withheld arrangements, ceded reserves are transferred to the reinsurer; however, invested assets that support the reserves are retained by the ceding insurer, and the counterparties periodically settle profit and loss with respect to the investment returns. Under modified coinsurance arrangements, both the ceded reserves and the invested assets that support the reserves are retained by the ceding insurer, and the counterparties periodically net settle profit and loss with respect to both the investment returns and the underlying insurance obligations.
Both modified coinsurance and coinsurance with funds withheld arrangements require the ceding insurer to establish a mechanism which legally segregates the invested assets. The Company maintains the right of offset on general account assets and liabilities reinsured on both a coinsurance with funds withheld and modified coinsurance basis, but we have elected to present balances due from and due to reinsurance counterparties on a gross basis, as reinsurance recoverables

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1. Basis of Presentation and Significant Accounting Policies (continued)
and funds withheld liability for ceded reinsurance or funds withheld at interest for assumed reinsurance on the balance sheets. Separate account assets and liabilities assumed on a modified coinsurance basis are reported on a net basis on the balance sheets. Revenue, however, is recorded from the reinsurance of separate accounts as premiums or policy charges and fee income on the statements of operations.
Value of Business Acquired, Deferred Acquisition Costs, Unearned Revenue Reserves, and Other Balances
Value of Business Acquired
Value of business acquired (“VOBA”) is an intangible asset that represents the portion of a purchase price allocated to the estimated value assigned to the right to receive future gross profits from cash flows and earnings of acquired insurance and investment contracts as of the date of the acquisition. It is based on the actuarially estimated present value of future cash flows of the acquired contracts in-force as of the date of the acquisition. The principal assumptions used in estimating VOBA include equity market returns, mortality, persistency, expenses, and discount rates, in addition to other factors that the Company expects to experience in future years. Actual experience on the acquired contracts may vary from these projections and the recovery of VOBA is dependent upon the future profitability of the related business.
For certain transactions, the fair value of obligations related to acquired insurance and investment contracts exceed the book value of policy liabilities, resulting in additional reserves (“negative VOBA”). Negative VOBA is presented separately from VOBA as an additional reserve included either in the reserve for future policy benefits or other policyholder funds and benefits payable on the balance sheets, depending on the presentation for the underlying contracts generating the amount.
The Company tests the aggregate recoverability of positive VOBA by comparing the existing balance to the present value of future profitability.
Deferred Acquisition Costs
As noted in the Reinsurance section above, specific to assumed block reinsurance, the excess of reserves and ceding commission over assets received is recorded as DAC. In addition, costs such as commissions are capitalized when incurred if directly related to the successful acquisition of new or existing insurance contracts.
Unearned Revenue Reserve
As noted in the Reinsurance section above, a net gain on assumed reinsurance is recorded as URR within other policyholder funds and benefits payable on the balance sheets.
Amortization of Deferred Acquisition Costs and Other Balances
The Company amortizes VOBA, DAC, URR and other balances (e.g., adjustments associated with FIA MRBs) through net income on a constant-level basis over the expected term for a group of contracts (i.e., cohorts), using the same cohorts used to estimate the associated liabilities for those contracts. Inputs and assumptions are required for determining the expected term of contracts and are consistent with those used to estimate the related liabilities. The determination of such assumptions uses accepted actuarial methods to estimate decrement rates related to policyholder behavior for lapses, withdrawals (surrenders) and mortality.
The constant-level basis uses a method specific to the underlying product, generally policy counts or gross premiums, and approximates a pattern of straight-line amortization at an individual contract level. The amortization rate is calculated at the end of each reporting period, and is inclusive of actual experience for the reporting period and any assumption updates. The revised amortization rate is applied prospectively from the beginning of the current reporting period. Amortization can never result in an increase of the VOBA, DAC or URR balance initially established.
Refer to Note 7 - Value of Business Acquired, Deferred Acquisition Costs, Unearned Revenue Reserves, and Other Balances for further information.
Refer to Note 10 - Reserve for Future Policy Benefits for additional information regarding the assumptions for the LFPB and additional liabilities for other insurance benefits.
Income Taxes
We measure income taxes using the asset and liability method, where deferred income taxes are recognized to represent the tax consequences of temporary differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse. We evaluate the likelihood of realizing the benefit of deferred tax assets, and if required, record a valuation allowance to reduce the total deferred tax asset, net of valuation allowance, to an amount that will more likely than not be realized. The Company classifies interest and penalties (if applicable) as income tax expense in the statements of operations.

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1. Basis of Presentation and Significant Accounting Policies (continued)
Refer to Note 14 - Income Taxes for additional information.
Goodwill
Goodwill represents the excess of the purchase price of an acquired business over the fair value of identifiable net assets acquired, and is allocated to identified reporting units. Goodwill is not amortized but is evaluated for impairment on an annual basis or more frequently if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value. Our methodology for conducting this goodwill impairment evaluation includes both a qualitative and quantitative assessment.
The Company has the option to initially perform an assessment of qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. The qualitative factors may include, but are not limited to, economic conditions, industry and market considerations, cost factors, overall financial performance of the entity or a reporting unit and other company and entity-level or reporting unit-specific events. If it is determined that it is more likely than not that the fair value of the reporting unit is less than its carrying amount, we then perform a quantitative assessment. If the carrying values of the reporting units exceed their fair value, an impairment loss is recognized and the carrying amount of goodwill is adjusted.
Refer to Note 8 - Goodwill and Other Intangible Assets for additional information.
Other Intangible Assets
Other intangible assets with definite lives are amortized over the estimated useful life of the asset and consist of software amortized over a period not to exceed seven years. Other intangible assets with indefinite lives primarily consist of state insurance licenses, and are not amortized but are reviewed annually in the Company’s impairment evaluation. They will be tested for impairment more frequently if an event occurs or circumstances change to indicate the fair value of indefinite-lived other intangible assets is less than the carrying value.
Refer to Note 8 - Goodwill and Other Intangible Assets for additional information.
Separate Accounts
The Company has issued VA and life insurance contracts through its separate accounts, which represent funds maintained to meet specific investment objectives of policyholders who direct the investments and bear the investment risk, with the exception of any contractual minimum guarantees made by the Company with respect to certain accounts, which are considered market risk benefits. Separate account assets are legally segregated and are not subject to claims that arise out of any other business of the Company. The Company’s separate account products include the variable account value portion of VA, variable life insurance products and individual, institutional, and governmental investment contracts. The Company has reinsured certain separate account policies on a modified coinsurance basis to unaffiliated reinsurers.
We report separate account assets as a summary total based on the fair value of the underlying investments. A corresponding summary total separate account liabilities is reported at an amount equal to separate account assets, and represents the account balance to be returned to the contractholder. The investment risk is solely borne by the contractholders and investment income and investment related and unrealized gains and losses of the separate accounts directly accrue to the contractholders; therefore, they are not recognized in the statements of operations. The Company recognizes fee income for investment management, certain administrative services and cost of insurance charges.
Refer to Note 9 - Separate Accounts for additional information and Note 12 - Market Risk Benefits for further information.
Reserve for Future Policy Benefits
Reserve for future policy benefits represent estimated insurance liabilities and primarily consist of the liability for future policy benefits (“LFPB”), deferred profit liability (“DPL”) related to life-contingent payout annuities, and additional liabilities for ULSG contracts. Reserve for Future Policy Benefits also consists of traditional long-duration insurance reserves for whole life and guaranteed term life insurance and other contracts.
Liability for Future Policy Benefits
The LFPB includes reserves for life-contingent contract annuitizations, including structured settlements and terminal funding agreements and traditional life insurance contracts. Insurance contracts are grouped into cohorts based on issue year and contract type for purposes of recognizing the LFPB. For contracts acquired through an inforce reinsurance arrangement or business combination, multiple issue years prior to the acquisition date are generally aggregated for purposes of identifying a single, issue-year cohort.
The LFPB is calculated using standard actuarial methods, which consider the present value of future benefits and related expenses to be paid, less the present value of the portion of future premiums required. Such calculations are measured using updated cash flow and discount rate assumptions. The Company updates the LFPB at least quarterly for actual

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1. Basis of Presentation and Significant Accounting Policies (continued)
experience and future cash flow assumptions are evaluated at least annually. Cash flow assumptions include, among others, mortality and lapse rates, and are reviewed and updated, as needed, following the Company’s assumption review in the third quarter. Cash flow assumptions may be updated more frequently, if necessary, based on trending experience and future expectations. The effect on the LFPB attributable to updates for actual experience and updates in cash flow assumptions are both recorded as benefits and losses. However, actual experience (e.g., paid claims) is reported as benefits and losses while remeasurement of the LFPB for the effect of cash flow assumption updates is reported as a separate remeasurement gain (loss).
The LFPB is computed at amounts that, with additions from interest on such reserves compounded annually at assumed rates, are expected to be sufficient to meet the Company’s policy obligations at their maturities or in the event of an insured’s death.
Cash flows are discounted using an upper-medium grade (or low credit risk), fixed-income instrument yield (the equivalent of a Single A corporate bond rate). We establish the upper-medium grade yield for each cohort as of contract inception. The contract inception date is identified as the acquisition date for contracts acquired through an inforce reinsurance arrangement or business combination. For contracts issued evenly throughout a reporting period (or subsequent annuitizations for life-contingent payout annuities), a weighted-average discount rate is calculated on a quarterly basis. Reserve accretion in subsequent measurement periods calculated using the locked-in yield curve established at contract inception is recorded as benefit expense through net income.
The LFPB is additionally remeasured each reporting period using current upper-medium grade yields, and the effect on the LFPB attributable to changes in the discount rate is recorded in OCI. The Company maximizes the use of observable data as of each valuation date when developing an upper-medium grade yield curve designed to reflect the duration characteristics of the insurance liabilities.
Deferred Profit Liability
The DPL is recognized at contract inception of limited-payment contracts and represents the profit margin in premiums paid over a shorter duration than the claim payment period. The DPL accretes interest similar to the LFPB and is amortized in a constant relationship with expected future benefits payments for annuity contracts and insurance in force for life contracts. Amortization is recognized in benefits and losses within the statements of operations.
Consistent with the LFPB, the Company updates the DPL at least quarterly for actual experience, and future cash flow assumptions are reviewed and updated, as needed, following the Company’s assumptions review in the third quarter. Cash flow assumptions may be updated more frequently, if necessary, based on trending experience and future expectations. Consistent with the LFPB, actual experience is reported as benefits and losses while the effect on the DPL attributable to updates in cash flow assumptions is reported as a separate remeasurement loss (gain) within benefits and losses in the statements of operations.
Refer to Note 10 - Reserve for Future Policy Benefits for additional information.
Additional Liability for Universal Life with Secondary Guarantees
Reserves for such ULSG benefits are included within the reserve for future policy benefits on the balance sheets, as they provide additional protection against policy termination and may continue to provide a death benefit, even if there is insufficient policy value to cover the monthly deductions and charges.
Additional liabilities for other insurance benefits are determined by estimating the expected present value of the benefits in excess of the policyholder’s expected account value in proportion to the present value of total expected contract assessments and investment margin. Present values are discounted at the contract rate, and interest accrues on the liability using the same rate. The reserve is reduced by the amount of cumulative excess payments but is never reduced below zero. Consistent with the LFPB, the reserve calculation is updated on a quarterly basis for actual experience, and future cash flow assumptions are reviewed and updated, as needed, following the Company’s assumptions review in the third quarter. Consistent with the LFPB, actual experience is reported as benefits and losses while the effect on the additional liabilities attributable to updates in cash flow assumptions is reported as a separate remeasurement loss (gain) within benefits and losses in the statements of operations.
Other Policyholder Funds and Benefits Payable
Other policyholder funds and benefits payable primarily consists of policyholder account balances (“PABs”), URR, negative VOBA, and other balances. Refer to the Reinsurance and VOBA policy sections above for additional information on URR and negative VOBA. Other balances primarily include FIA host offsets, which are amounts used to offset the value of the MRB at contract inception, and is further described in the MRB policy section below.

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1. Basis of Presentation and Significant Accounting Policies (continued)
Policyholder Account Balance
PABs represent the fixed contract value that has accrued to the benefit of the policyholder as of the balance sheet date and are applicable for contracts with explicit account values, including VA, fixed annuities, corporate-owned life insurance (“COLI”), and other universal life-type products (“UL”). This liability is primarily associated with the accumulated account deposits, plus interest credited, less policyholder withdrawals and other charges assessed against the account balance, as applicable. The liability recognized for non-life contingent payout annuities, including structured settlements, is measured as the present value of future payments using the effective yield at contract inception. Significant changes in experience or assumptions related to PABs for UL-type products may require the Company to establish premium deficiency reserves. Premium deficiency reserves, if any, are established based on current assumptions without considering a provision for adverse deviation. Changes in or deviations from the assumptions used can significantly affect the Company’s reserve levels and results from operations.
FIA contract balances appreciate based on a minimum guaranteed credited rate or the performance of market indices, and generally protect the contract owner against loss of principal and may include living withdrawal benefits or enhanced annuitization benefits. FIAs allow the policyholder to elect a fixed interest rate return or an equity market index.
For FIA contracts where an equity market index is elected, the account value attributable to equity performance, which is not clearly and closely related to the host insurance contract, is recognized as an embedded derivative. The liability reported on the balance sheets is equal to the sum of the fair value of the embedded derivative and the host contract. The host contract, identified as the non-variable guaranteed minimum contract value, is initially measured as the contract inception account value less a host contract adjustment equal to the initial fair value of the embedded derivative. The host contract adjustment is subsequently accreted over the underlying policy’s expected life. The fair value of the embedded derivative is measured as the present value of cash flows attributable to the indexed strategies, and is derived using assumptions to estimate future account values. The embedded derivative cash flows are discounted using a rate that reflects our own credit rating.
Refer to Note 11 - Other Policyholder Funds and Benefits Payable and Note 5 - Fair Value Measurements for additional information.
Market Risk Benefits
The Company historically issued and assumes via reinsurance certain guarantees and product features on VA and FIA products which protect the contractholder from, and expose the Company to, other-than-nominal capital market risk. The Company recognizes these features as MRBs, which include guaranteed minimum death benefit (“GMDB”), guaranteed minimum withdrawal benefit (“GMWB”) and guaranteed minimum income benefit (“GMIB”) for VA products, as well as guaranteed lifetime withdrawal benefit (“GLWB”), as well as expected annuitization benefits for FIA products.
MRBs are measured at the individual contract level and multiple MRBs within a single contract are measured and recognized as a single, compound MRB. MRBs are carried at fair value and may be recognized as a liability or an asset, and are reported separately as MRB liabilities or assets on the balance sheets as there is no legal right of offset between contracts.
The fair value of MRBs is measured as the present value of expected future benefits payments to contractholder, less the present value of expected fees attributable to the MRB, if applicable. The cash flows associated with MRBs are discounted utilizing a risk-free discount rate, plus an applicable credit spread for the instrument-specific credit risk (“ISCR”). To estimate the appropriate credit spread, the Company considers its own credit risk for directly written and assumed contracts and the reinsurer’s credit risk for MRBs that are reinsured. Changes in the fair value of MRBs are recorded as a change in market risk benefits within net income, excluding portions attributed to changes in the Company’s own credit risk, which are recorded in OCI. For MRBs that are reinsured, changes in the MRB attributable to changes in the reinsurer’s nonperformance risk are recognized as part of the change in market risk benefits recorded through net income.
At contract inception, we assess the fees and assessments collectible from the policyholder and allocate them to the extent they are attributable to the MRB. If attributed fees are sufficient to cover the projected benefits, a non-option based valuation model is used. If attributed fees are insufficient to cover the projected benefits (or there are no explicit fees collectible from the policyholder), an option-based valuation model is used. MRBs calculated using an option-based model are measured and recognized at contract inception and for FIA contracts, an equivalent contra-liability, referred to as a host offset, is recognized in other policyholder funds and benefits payable on the balance sheets.
Upon annuitization of the contract or the extinguishment of the account balance, the MRB, related annuity contract and unamortized deferred costs are derecognized, including amounts within AOCI, and a LFPB for the remaining payout annuity contract is established, if applicable.
Directly written and assumed MRBs are not reduced for those riders that are ceded under reinsurance agreements. Instead, ceded MRBs are measured at fair value and are separately recorded in reinsurance recoverables on the balance sheets.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
1. Basis of Presentation and Significant Accounting Policies (continued)
Refer to Note 12 - Market Risk Benefits for additional information.
Revenue Recognition
For investment and universal life-type contracts, amounts collected from policyholders are considered deposits and are not included in revenue. Policy charges and fee income for VA, FIA, fixed annuities and other universal life-type contracts primarily consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders’ account balances and are recognized in the period in which services are provided. For traditional life products, premiums are recognized as revenue when due from policyholders.
Adoption of New Accounting Standards
Targeted Improvements to the Accounting for Long-Duration Contracts (ASU 2018-12)
Refer to Note 2 - Adoption of Long-Duration Targeted Improvements for additional information.
Business Combinations – Contract Assets and Contract Liabilities from Contracts with Customers (ASU 2021-08)
ASU 2021-08 applies to business combinations on or after January 1, 2023 and modifies how acquiring entities measure contract assets and contract liabilities from contracts with customers held by the acquiree. Such balances will be measured in a manner consistent with how the acquiree recognized and measured them in its pre-acquisition financial statements. We adopted these updates effective January 1, 2023, and it did not have an impact on our financial statements as the Company did not enter into any business combinations in 2023.
Financial Instruments – Credit Losses (Topic 326) – Troubled Debt Restructurings and Vintage Disclosures (ASU 2022-02)
ASU 2022-02 modified guidance for troubled debt restructurings and expanded disclosure requirements to present write-off of financing receivables disaggregated by year of origination (i.e., vintage). We adopted these updates effective January 1, 2023, and it did not have a material effect on our financial statements.
Reference Rate Reform (Topic 848) (ASU 2020-04, ASU 2021-01, and ASU 2022-06)
ASU 2020-04 and ASU 2021-01 provided practical expedients as codified within Topic 848 which were intended to ease operational burdens related to modifications to certain contracts, hedges and derivatives compelled due to reference rate reform. Each ASU was effective at issuance, adopted by the Company in prior years, and did not have a material effect on our financial statements. ASU 2022-06 deferred the sunset of Topic 848 from December 31, 2022 to December 31, 2024, at which point the practical expedients within Topic 848 will no longer be available. The Company will continue to evaluate the impact of reference rate reform on contract modifications and hedging relationships.
Derivatives and Hedging: Fair Value Hedging - Portfolio Layer Method (ASU 2022-01)
ASU 2022-01 expanded the scope of financial assets that are qualified for use in a portfolio layer hedging strategy. We adopted these updates effective January 1, 2023, and it did not have a material effect on our financial statements.
Recently Issued Accounting Standards
Fair Value Measurements of Equity Securities Subject to Contractual Sale Restrictions (ASU 2022-03)
ASU 2022-03 applies to both holders and issuers of equity and equity-linked securities measured at fair value, and clarifies that a contractual sales restriction is not considered in measurement. The amendments are effective for the Company in fiscal years beginning after December 15, 2023, and interim periods within those fiscal years, with early adoption permitted. The Company will adopt the provisions of ASU 2022-03 in the first quarter of 2024 and does not expect it to have a material effect on the financial statements.
Segment Reporting - Improvements to Reportable Segment Disclosures (ASU 2023-07)
ASU 2023-07 will require additional disclosures regarding segment expenses and additional information regarding the Company's Chief Operating Decision Maker. The ASU also clarifies the expanded disclosures will be applicable to entities with a single reportable segment. The amendments are effective for the Company in fiscal years beginning after December 15, 2023, and interim periods within those fiscal years, with early adoption permitted. The Company will adopt the provisions of ASU 2023-07 in the first quarter of 2024 and does not expect it to have a material effect on the financial statements.
Income Taxes - Improvements to Income Tax Disclosures (ASU 2023-09)
ASU 2023-09 will require additional disclosures with respect to taxes paid and the Company's effective tax rate reconciliation for federal, state, and foreign income taxes. The amendments are effective for the Company in fiscal years beginning after December 15, 2024, with early adoption permitted. The Company is currently evaluating the impact of this guidance on the financial statements.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Adoption of Long-Duration Targeted Improvements
The FASB issued ASU 2018-12 Targeted Improvements to the Accounting for Long-Duration Contracts (“LDTI”) in August 2018, which impacted the recognition, measurement, presentation, and disclosure requirements for certain long-duration contracts issued by an insurance company. The guidance is intended to improve the timeliness of recognizing changes in the LFPB, by requiring annual or more frequent updates of insurance assumptions and modifying rates used to discount future cash flows. Further, the guidance amends the accounting for certain market-based options or guarantees associated with account balance contracts, simplify the amortization of DAC and other balances amortized on a basis consistent with DAC, and improve the effectiveness of the required disclosures.
The Company adopted the update effective as of January 1, 2023 and applied the retrospective method as of July 1, 2021, the date of the Sixth Street Acquisition. At the acquisition date, VOBA and negative VOBA balances were established for the difference between the fair value of the insurance contract assets and liabilities. Upon adoption, the LFPB and contractual features that meet the criteria for MRBs were adjusted to conform to LDTI, with an offsetting adjustment made to VOBA or negative VOBA. No adjustments were recorded to AOCI or retained earnings upon the initial adoption. As such, the Company retrospectively adjusted prior period amounts shown in the annual financial statements to reflect the new guidance.
The following table presents the Successor Company rollforward of life-contingent payout annuities from the acquired balance measured before adoption, to the opening balance as of the adoption date:

Balance as of July 1, 2021	$14,613
Change in discount rate assumptions	(2,280)
Change in cash flow assumptions and other activity	(554)
Adjusted balance as of July 1, 2021	$11,779

Less: reinsurance recoverables	(2,938)
Adjusted balance as of July 1, 2021, net of reinsurance	$8,841
The previously reported and adjusted gross reserve balances in the table above exclude certain fully reinsured life-contingent payout annuities, traditional life insurance reserves, and other reserves of $0.9 billion and $1.1 billion, respectively.
The following table presents a rollforward of MRB liabilities associated with VA, from the acquired balance measured before adoption, to the opening balance as of the adoption date:

Balance as of July 1, 2021	$—
Addition of existing balances [1]	261
Fair value adjustments	399
Adjusted balance as of July 1, 2021	$660

Less: ceded market risk benefits [2]	(776)
Adjusted balance as of July 1, 2021, net of reinsurance	$(116)
[1]Associated reserves were previously recorded within reserve for future policy benefits and other policyholder funds and benefits payable on the balance sheets.
[2]Included within reinsurance recoverables on the balance sheets.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Adoption of Long-Duration Targeted Improvements (continued)
The following table presents a rollforward of VOBA associated with VA and negative VOBA associated with life-contingent payout annuities, from the acquired balance measured before adoption, to the opening balance as of the adoption date:

	Value of Business Acquired	Negative VOBA [1]
Balance, as of July 1, 2021	$565	$17
Establishment of market risk benefits	(200)
Change in discount rate assumptions for the liability for future policy benefits [2]		2,280
Change in cash flow assumptions and other activity for the liability for future policy benefits		554
Adjusted balance, as of July 1, 2021	$365	$2,851
[1]Included within other policyholder funds and benefits payable on the balance sheets.
[2]Relates to the change from a risk-free discount rate to a upper-medium grade (or low credit risk), fixed-income instrument yield.
The following table summarizes the effects of adoption on the applicable financial statement line items on the balance sheet as of December 31, 2022 (Successor Company):

	Reported	Adoption	Adjusted
Assets
Reinsurance recoverables	$40,400	$(1,177)	$39,223
Market risk benefits	—	325	325
Value of business acquired and deferred acquisition costs	518	(22)	496
Deferred income taxes	1,120	(241)	879
Other assets	453	(12)	441
Total assets	$152,866	$(1,127)	$151,739

Liabilities and Stockholder's Equity
Liabilities
Reserve for future policy benefits	$21,432	$(2,694)	$18,738
Other policyholder funds and benefits payable	31,320	507	31,827
Market risk benefits	—	1,204	1,204
Funds withheld liability	10,485	(11)	10,474
Other liabilities	2,018	(1,037)	981
Total liabilities	152,510	(2,031)	150,479

Stockholder's Equity
Accumulated other comprehensive loss	(2,166)	507	(1,659)
Retained earnings	639	397	1,036
Total stockholder's equity	356	904	1,260

Total liabilities and stockholder's equity	$152,866	$(1,127)	$151,739

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Adoption of Long-Duration Targeted Improvements (continued)
The following table summarizes the effects of adoption on the applicable financial statement line items in the statement of operations for the year ended December 31, 2022 (Successor Company):

	Reported	Adoption	Adjusted
Revenues
Premiums	$109	$(10)	$99
Policy charges and fee income	506	$3	509
Investment and derivative related losses, net	(10)	(66)	(76)
Total revenues	1,383	(73)	1,310

Benefits, Losses, and Expenses
Benefits and losses	606	(85)	521
Change in market risk benefits	—	(295)	(295)
Amortization value of business acquired and deferred acquisition costs	79	(18)	61
Total benefits, losses, and expenses	986	(398)	588

Income before income taxes	397	325	722

Income tax expense	38	69	107
Net income	$359	$256	$615

The following table summarizes the effects of adoption on the applicable financial statement line items in the statement of operations for the period of July 1, 2021 to December 31, 2021 (Successor Company):

	Reported	Adoption	Adjusted
Revenues
Premiums	$31	$(5)	$26
Policy charges and fee income	410	24	434
Investment and derivative related losses, net	(20)	(30)	(50)
Total revenues	919	(11)	908

Benefits, Losses, and Expenses
Benefits and losses	285	(124)	161
Change in market risk benefits	—	2	2
Amortization value of business acquired and deferred acquisition costs	90	(66)	24
Insurance operating costs and other expenses	213	(1)	212
Total benefits, losses, and expenses	588	(189)	399

Income before income taxes	331	178	509

Income tax expense	51	37	88
Net income	$280	$141	$421

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Adoption of Long-Duration Targeted Improvements (continued)
The following table summarizes the effects of adoption on the applicable financial statement line items in the statement of comprehensive loss for the year ended December 31, 2022 (Successor Company):

	Reported	Adoption	Adjusted
Net income	$359	$256	$615

Other comprehensive loss
Unrealized loss on available-for-sale securities	(2,129)	(477)	(2,606)
Gain related to discount rate for reserve for future policy benefits	—	873	873
Gain related to credit risk for market risk benefits	—	96	96
Other comprehensive loss	(2,156)	492	(1,664)

Comprehensive loss	$(1,797)	$748	$(1,049)
The following table summarizes the effects of adoption on the applicable financial statement line items in the statement of comprehensive loss for the period of July 1, 2021 to December 31, 2021 (Successor Company):

	Reported	Adoption	Adjusted
Net income	$280	$141	$421

Other comprehensive income
Unrealized loss on available-for-sale securities	(10)	(6)	(16)
Gain related to discount rate for reserve for future policy benefits	—	(14)	(14)
Gain related to credit risk for market risk benefits	—	35	35
Other comprehensive income (loss)	(10)	15	5

Comprehensive income	$270	$156	$426
The following table summarizes the effects of adoption on the applicable financial statement line items in the statement of cash flows for the year ended December 31, 2022 (Successor Company):

	Reported	Adoption	Adjusted
Net income	$359	$256	$615
Adjustments to reconcile net income to net cash provided by operating activities
Investment and derivative related losses, net	10	66	76
Amortization of value of business acquired and deferred acquisition costs	79	(18)	61
Amortization of unearned revenue reserve	(33)	(35)	(68)
Deferred income tax expense	56	68	124
Interest credited on investment and universal life-type contracts	534	(53)	481
Change in market risk benefits	—	(295)	(295)
Other operating activities, net	(38)	(2)	(40)

Change in operating assets and liabilities
Reinsurance recoverables	(758)	17	(741)
Reserve for future policy benefits	230	(2)	228
Other assets and liabilities	93	(2)	91
Net cash provided by operating activities	$880	$—	$880

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Adoption of Long-Duration Targeted Improvements (continued)
The following table summarizes the effects of adoption on the applicable financial statement line items in the statement of cash flows for the period of July 1, 2021 to December 31, 2021 (Successor Company):

	Reported	Adoption	Adjusted
Net income	$280	$141	$421
Adjustments to reconcile net income to net cash used for operating activities
Investment and derivative related losses, net	20	30	50
Amortization of value of business acquired and deferred acquisition costs	90	(66)	24
Amortization of unearned revenue reserve	—	—	—
Deferred income tax expense	138	36	174
Change in market risk benefits	—	2	2
Other operating activities, net	(208)	(65)	(273)

Change in operating assets and liabilities
Reinsurance recoverables	(63)	34	(29)
Reserve for future policy benefits	(40)	(113)	(153)
Other assets and liabilities	(132)	1	(131)
Net cash used for operating activities	$(376)	$—	$(376)

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Investments

Available-for-Sale Debt Securities
The following table presents the balances of AFS debt securities, by major security type:

	Amortized Cost	Allowance for Credit Losses	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
As of December 31, 2023 (Successor Company)
Fixed maturities, available-for-sale
Asset-backed securities	$376	$—	$3	$(16)	$363
Collateralized loan obligations	970	(2)	3	(5)	966
Commercial mortgage-backed securities	1,639	(7)	—	(186)	1,446
Corporate bonds	11,245	(7)	22	(1,715)	9,545
Foreign government and agencies	442	—	10	(48)	404
Municipal bonds	961	—	—	(158)	803
Residential mortgage-backed securities	508	—	—	(63)	445
U.S. Treasury bonds	1,194	—	—	(312)	882
Total fixed maturities, available-for-sale	$17,335	$(16)	$38	$(2,503)	$14,854

Short-term investments, available-for-sale	$28	—	—	—	$28

As of December 31, 2022 (Successor Company)
Fixed maturities, available-for-sale
Asset-backed securities	$276	$—	$—	$(22)	$254
Collateralized loan obligations	703	—	—	(27)	676
Commercial mortgage-backed securities	1,724	—	1	(211)	1,514
Corporate bonds	12,565	—	2	(2,326)	10,241
Foreign government and agencies	377	—	—	(62)	315
Municipal bonds	1,309	—	—	(269)	1,040
Residential mortgage-backed securities	503	—	—	(86)	417
U.S. Treasury bonds	1,232	—	—	(306)	926
Total fixed maturities, available-for-sale	$18,689	$—	$3	$(3,309)	$15,383

The following table presents the balances of AFS debt securities, by contractual maturity:

	Successor Company
	As of December 31, 2023		As of December 31, 2022
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
One year or less	$392	$378	$445	$437
Over one year through five years	2,305	2,178	2,392	2,214
Over five years through ten years	3,351	2,960	4,438	3,732
Over ten years	7,822	6,144	8,209	6,140
Structured securities	3,493	3,222	3,205	2,860
Total	$17,363	$14,882	$18,689	$15,383

Estimated maturities may differ from contractual maturities due to call or prepayment provisions. Due to the potential for variability in payment speeds (i.e., prepayments or extensions).

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Investments (continued)
The following tables present the Company’s unrealized loss aging for AFS debt securities, by major security type and length of time that the securities were in a continuous unrealized loss position:

	Less Than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
As of December 31, 2023 (Successor Company)
Fixed maturities, available-for-sale
Asset-backed securities	$75	$(2)	$181	$(14)	$256	$(16)
Collateralized loan obligations	238	(1)	296	(4)	534	(5)
Commercial mortgage-backed securities	43	(4)	1,373	(182)	1,416	(186)
Corporate bonds	376	(32)	8,299	(1,683)	8,675	(1,715)
Foreign government and agencies	1	—	290	(48)	291	(48)
Municipal bonds	8	(1)	794	(157)	802	(158)
Residential mortgage-backed securities	—	—	408	(63)	408	(63)
U.S. Treasury bonds	6	(4)	870	(308)	876	(312)
Total fixed maturities, available-for-sale	$747	$(44)	$12,511	$(2,459)	$13,258	$(2,503)

As of December 31, 2022 (Successor Company)
Fixed maturities, available-for-sale
Asset-backed securities	$96	$(5)	$162	$(17)	$258	$(22)
Collateralized loan obligations	644	(27)	11	—	655	(27)
Commercial mortgage-backed securities	819	(102)	682	(109)	1,501	(211)
Corporate bonds	6,659	(1,544)	3,412	(782)	10,071	(2,326)
Foreign government and agencies	185	(41)	128	(21)	313	(62)
Municipal bonds	859	(219)	180	(50)	1,039	(269)
Residential mortgage-backed securities	123	(20)	293	(66)	416	(86)
U.S. Treasury bonds	864	(293)	63	(13)	927	(306)
Total fixed maturities, available-for-sale	$10,249	$(2,251)	$4,931	$(1,058)	$15,180	$(3,309)

As of December 31, 2023, fixed maturities, AFS in an unrealized loss position consisted of 3,643 instruments and were primarily depressed due to increasing interest rates and/or widening credit spreads since the purchase and/or application of pushdown accounting dates. As of December 31, 2023, 67% of these fixed maturities were depressed less than 20% of cost or amortized cost.
The Company neither has an intention to sell nor does it expect to be required to sell the fixed maturities. The decision to record credit losses on fixed maturities, AFS in the form of an ACL requires us to make qualitative and quantitative estimates of expected future cash flows. Actual cash flows could deviate significantly from our expectations resulting in realized losses in future periods.
Sales
Sales of AFS debt securities in 2023 were primarily a result of strategic asset allocations, tactical changes to the portfolio driven by changing market conditions, and duration and liquidity management. Proceeds from sales of AFS debt securities were $1,304 for the year ended December 31, 2023 (Successor Company), $5,897 for the year ended December 31, 2022 (Successor Company), $2,372 for the period of December 31, 2021 (Successor Company) and $1,007 for the six months ended June 30, 2021 (Predecessor Company).
Allowance for Credit Losses
Developing the Company’s best estimate of expected future cash flows for ACL on AFS debt securities is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions regarding the future performance. Cash flows are discounted at the effective yield that is used to record interest income. The Company's considerations include, but are not limited to (a) changes in the financial condition of the issuer and/or the underlying collateral, (b) whether the issuer is current on contractually obligated interest and principal payments, (c) credit

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Investments (continued)
ratings, (d) payment structure of the security and (e) the extent to which the fair value has been less than the amortized cost of the security.
For non-structured securities, assumptions include, but are not limited to: economic and industry-specific trends and fundamentals, instrument-specific developments including changes in credit ratings, industry earnings multiples and the issuer’s ability to restructure, access capital markets, and execute asset sales.
For structured securities, assumptions include, but are not limited to, various performance indicators such as historical and projected default and recovery rates, credit ratings, current and projected delinquency rates, loan-to-value ratios ("LTV"), average cumulative collateral loss rates that vary by vintage year, prepayment speeds, and property value declines. These assumptions require the use of significant management judgment and include the probability of issuer default and estimates regarding timing and amount of expected recoveries which may include estimating the underlying collateral value.
The following presents a rollforward of the ACL for AFS debt securities, by major security type:

	Collateralized Loan Obligations	Commercial Mortgage-Backed Securities	Corporate Bonds	Total
Balance as of January 1, 2022 (Successor Company)	$—	$—	$—	$—
Initial credit losses	—	—	1	1
Write-offs	—	—	(1)	(1)
Balance as of December 31, 2022 (Successor Company) [1]	—	—	—	—

Initial credit losses	2	7	8	17
Reduction for sales	—	—	(1)	(1)
Balance at December 31, 2023 (Successor Company)[1]	$2	$7	$7	$16
[1]As of December 31, 2023 and 2022 (Successor Company), the Company held no PCD AFS debt securities.

Net Investment Income
Net investment income by asset class consists of the following:

	Successor Company			Predecessor Company
	For the Years Ended December 31,		For the Period of July 1, 2021 to December 31, 2021	For the Six Months Ended June 30, 2021
	2023	2022
Fixed maturities [1]	$695	$620	$174	$243
Equity securities	11	10	10	2
Mortgage loans	80	74	32	45
Policy loans	90	82	36	40
Investment funds	116	168	259	216
Other investments [2]	(381)	(146)	1	1
Investment expense	(21)	(30)	(14)	(13)
Total net investment income	$590	$778	$498	$534
[1]    Includes net investment income on short-term investments and excludes amounts related to fixed maturities where the FVO was elected.
[2]    Includes income from derivatives that qualify for hedge accounting and hedge fixed maturities along with income on assets from the COLI block of business. Includes the accretion using a risk-free rate on the book value of investment portfolios of modified coinsurance arrangements

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Investments (continued)
Investment and Derivative Related Losses, Net
Investment and derivative related losses, net by asset class consists of the following:

	Successor Company			Predecessor Company
	For the Years Ended December 31,		For the Period of July 1, 2021 to December 31, 2021	For the Six Months Ended June 30, 2021
	2023	2022
Available-for-sale debt securities
Gross gains on sales	1	2	14	55
Gross losses on sales	(194)	(532)	(20)	(8)
Net realized gain/loss on other disposals	(12)	—	—	—
Net realized investment related gains (losses) on available-for-sale debt securities	$(205)	$(530)	$(6)	$47

Provision for credit losses on fixed maturities, available-for-sale	(16)	(1)	—	—
Net recognized investment related losses on fair value option fixed maturities	(11)	(21)	—	—
Net realized investment related gains (losses) on equity securities	12	5	19	—
Net unrealized investment related gains (losses) on equity securities still held at the end of the period	(8)	(24)	(3)	—
Provision for credit losses on mortgage loans	(11)	(3)	—	6
Net recognized investment related gains on fair value option investment funds	41	16	—	—
Embedded derivatives [1]	198	1,014	15	80
Freestanding derivatives [1]	(926)	(297)	(73)	(379)
Fixed indexed annuities hedge program	22	(247)	—	—
Other, net	(25)	12	(2)	4
Investment and derivative related losses, net	$(929)	$(76)	$(50)	$(242)
[1]     Refer to the Non-Qualifying Derivatives section of Note 4 - Derivatives for additional information.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Investments (continued)
Accrued Interest Receivable
Accrued interest receivable recorded in other assets on the balance sheets consists of the following, by asset class:

	Successor Company
	As of December 31,
	2023	2022
Available-for-sale debt securities	$161	$182
Mortgage loans	6	8

Mortgage Loans
The following table presents the Company’s mortgage loans, by geographic location:

	Successor Company
	December 31, 2023		December 31, 2022
	Amortized Cost	Percent of Total	Amortized Cost	Percent of Total
East North Central	$87	4.3%	$74	2.9%
East South Central	34	1.7%	32	1.3%
Middle Atlantic	175	8.6%	194	7.7%
Mountain	176	8.6%	185	7.3%
New England	70	3.4%	82	3.2%
Pacific	462	22.6%	535	21.1%
South Atlantic	621	30.3%	694	27.4%
West North Central	40	1.9%	—	—%
West South Central	213	10.4%	180	7.1%
Other [1]	167	8.2%	559	22.0%
Total mortgage loans	$2,045	100%	$2,535	100%
[1]    Primarily represents loans collateralized by multiple properties in various regions.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Investments (continued)
The following table presents the Company’s mortgage loans, by property type:

	Successor Company
	December 31, 2023		December 31, 2022
	Amortized Cost	Percent of Total	Amortized Cost	Percent of Total
Commercial
Industrial	$711	34.8%	$787	31.0%
Multifamily	617	30.2%	669	26.4%
Office	340	16.6%	383	15.1%
Retail	377	18.4%	443	17.5%
Single Family	—	—%	253	10.0%
Total mortgage loans	$2,045	100%	$2,535	100%

Allowance for Credit Losses
The Company reviews mortgage loans on a quarterly basis to estimate the ACL, with changes in the ACL recorded in investment and derivative related losses, net. Apart from an ACL recorded on individual mortgage loans where the borrower is experiencing financial difficulties, the Company records an ACL on the pool of mortgage loans based on lifetime expected credit losses. The Company utilizes a third-party forecasting model to estimate lifetime expected credit losses at a loan level under multiple economic scenarios. The scenarios use macroeconomic data provided by an internationally recognized economics firm that generates forecasts of varying economic factors such as GDP growth, unemployment and interest rates. The economic scenarios are projected over 10 years. The first two years to four years of the 10-year period assume a specific modeled economic scenario (including moderate upside, moderate recession and severe recession scenarios) and then revert to historical long-term assumptions over the remaining period. Using these economic scenarios, the forecasting model projects property-specific operating income and capitalization rates used to estimate the value of a future operating income stream. The operating income and the property valuations derived from capitalization rates are compared to loan payment and principal amounts to create debt-service coverage ratios ("DSCRs") and LTVs over the forecast period. The Company's process also considers qualitative factors. The model overlays historical data about mortgage loan performance based on DSCRs and LTVs and projects the probability of default, amount of loss given a default and resulting expected loss through maturity for each loan under each economic scenario. Economic scenarios are probability-weighted based on a statistical analysis of the forecasted economic factors and qualitative analysis. The Company records the change in the ACL on mortgage loans based on the weighted-average expected credit losses across the selected economic scenarios. When a borrower is experiencing financial difficulty, including when foreclosure is probable, the Company measures an ACL on individual mortgage loans. The ACL is established for any shortfall between the amortized cost of the loan and the fair value of the collateral less costs to sell. Estimates of collectibility from an individual borrower require the use of significant management judgment and include the probability and timing of borrower default and loss severity estimates. In addition, cash flow projections may change based upon new information about the borrower's ability to pay and/or the value of underlying collateral such as changes in projected property value estimates. As of December 31, 2023 and 2022 (Successor Company), the Company did not have any mortgage loans for which an ACL was established on an individual basis.
There were no mortgage loans held-for-sale as of December 31, 2023 and 2022 (Successor Company). In addition, as of December 31, 2023 and 2022 (Successor Company), the Company had no mortgage loans that have had extensions or restructurings other than what is allowable under the original terms of the contract. As of December 31, 2023 and 2022 (Successor Company), the Company held no PCD mortgage loans.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Investments (continued)
The following table presents a rollforward of the ACL for mortgage loans:

	Successor Company			Predecessor Company
	For the Years Ended December 31,		For the Period of July 1, 2021 to December 31, 2021	For the Six Months Ended June 30, 2021
	2023	2022
Beginning balance	$15	$12	$—	$17
Cumulative effect of pushdown accounting	—	—	12	—
Adjusted beginning balance ACL	15	12	12	17
Current-period provision	11	3	—	(6)
Ending balance	$26	$15	$12	$11

The increase in the allowance for the year ended December 31, 2023 (Successor Company) was primarily attributable to changes in market conditions and an update in assumptions. The increase in the allowance for the year ended December 31, 2022 (Successor Company) was primarily attributable to the deteriorating economic conditions and the potential impact on real estate property valuations and, to a lesser extent, net additions of new loans. The increase in the allowance for the period of July 1, 2021 to December 31, 2021 (Successor Company) was the result of pushdown accounting. The decrease in the allowance for the six months ended June 30, 2021 (Predecessor Company), is the result of improved economic scenarios, including improved GDP growth and unemployment, and higher property valuations as compared to the prior periods.
Credit Quality Indicators
The weighted-average LTV ratio at origination of the Company’s mortgage loans held as of December 31, 2023 (Successor Company) was 60%. LTV ratios compare the loan amount to the value of the underlying property collateralizing the loan with property values based on appraisals performed at origination. Factors considered in estimating property values include, among other things, actual and expected property cash flows, geographic market data and the ratio of the property's net operating income to its value. DSCR compares a property’s net operating income to the borrower’s principal and interest payments which are updated no less than annually through reviews of underlying properties.
The following represents the LTV ratio and DSCR for mortgage loans, by origination year:

As of December 31, 2023 (Successor Company)
	2023	2022	2021	2020	2019	Prior	Total
Amortized cost for loan-to-values:
Greater than 80%	$—	$56	$16	$—	$—	$48	$120
65% to 80%	—	81	137	23	27	175	443
Less than 65%	19	235	198	49	165	816	1,482
Total	19	372	351	72	192	1,039	2,045

Amortized cost for debt-service coverage ratios:
Greater than 1.50x	—	239	301	72	171	952	1,735
1.15x to 1.50x	3	50	29	—	13	87	182
0.95x to 1.15x	16	19	16	—	8	—	59
Less than 0.95x	—	64	5	—	—	—	69
Total	19	372	351	72	192	1,039	2,045

Average loan-to-value for debt-service coverage ratios:
Greater than 1.50x	—%	54.3%	58.6%	55.9%	54.2%	49.4%	52.4%
1.15x to 1.50x	51.6%	38.6%	62.2%	—%	69.5%	61.5%	55.7%
0.95x to 1.15x	39.8%	77.5%	84.3%	—%	76.9%	—%	68.8%

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Investments (continued)

Less than 0.95x	—%	77.1%	50.3%	—%	—%	—%	75.2%
Weighted average	42.7%	57.4%	59.7%	56.2%	56.3%	50.4%	54.0%

As of December 31, 2022 (Successor Company)
	2022	2021	2020	2019	2018	Prior	Total
Amortized cost for loan-to-values:
Greater than 80%	$54	$—	$—	$—	$—	$41	$95
65% to 80%	10	21	14	27	116	60	248
Less than 65%	461	379	166	220	181	785	2,192
Total	525	400	180	247	297	886	2,535

Amortized cost for debt-service coverage ratios:
Greater than 1.50x	229	372	175	225	181	762	1,944
1.15x to 1.50x	27	28	—	14	74	122	265
0.95x to 1.15x	16	—	—	8	42	—	66
Less than 0.95x	—	—	5	—	—	2	7
Not applicable [1]	253	—	—	—	—	—	253
Total	525	400	180	247	297	886	2,535

Weighted average loan-to-value for debt-service coverage ratios:
Greater than 1.50x	51.1%	53.9%	34.4%	45.1%	51.7%	51.3%	49.6%
1.15x to 1.50x	29.2%	55.6%	—%	65.0%	65.4%	52.0%	54.4%
0.95x to 1.15x	50.1%	—%	—%	72.8%	71.7%	—%	66.7%
Less than 0.95x	—%	—%	50.0%	—%	—%	47.3%	50.8%
Not applicable [1]	60.9%	—%	—%	—%	—%	—%	60.9%
Weighted average	54.6%	54.0%	34.8%	47.1%	57.9%	51.4%	51.7%
[1]Represents certain construction and other mortgage loans in which rent is not collected.
Past-Due Mortgage Loans
Mortgage loans are considered past due if a payment of principal or interest is not received according to the contractual terms of the loan agreement, which typically includes a grace period. As of December 31, 2023 and 2022 (Successor Company), the Company held no mortgage loans considered past due.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Investments (continued)
Repurchase Agreements and Other Collateral Transactions
The Company enters into securities financing transactions as a way to earn additional income or manage liquidity, primarily through repurchase agreements.
Repurchase Agreements
From time to time, the Company enters into repurchase agreements to manage liquidity or to earn incremental income. A repurchase agreement is a transaction in which one party (transferor) agrees to sell securities to another party (transferee) in return for cash (or securities), with a simultaneous agreement to repurchase the same securities at a specified price at a later date. The maturity of these transactions is generally of ninety days or less. Repurchase agreements include master netting provisions that provide both parties the right to offset claims and apply securities held by them with respect to their obligations in the event of a default. Although the Company has the contractual right to offset claims, the Company's current positions do not meet the specific conditions for net presentation.
Under repurchase agreements, the Company transfers collateral of U.S. government and government agency securities and receives cash. For repurchase agreements, the Company obtains cash in an amount equal to at least 95% of the fair value of the securities transferred. The agreements require additional collateral to be transferred under specified conditions and provide the counterparty the right to sell or re-pledge the securities transferred. The cash received from the repurchase program is typically invested in short-term investments or fixed maturities and is reported as an asset on the Company's balance sheets. The Company accounts for the repurchase agreements as collateralized borrowings. The securities transferred under repurchase agreements are included in fixed maturities, AFS with the obligation to repurchase those securities recorded in other liabilities on the Company's balance sheets. As noted above, the Company’s current positions do not permit net presentation, however, the following presents the potential effect of rights of setoff associated with repurchase agreements:

	Successor Company
	As of December 31,
	2023	2022
Gross amounts recognized	$(421)	$(564)
Gross amounts not offset:
Financial instruments [1]	439	577
Net amount	$18	$13
[1]Included within fixed maturities and short-term investments on the Company's balance sheets.
Refer to Note 4 - Derivatives the potential effect of rights of set-off associated with recognized derivative assets and liabilities.
Other Collateral Transactions
The Company is required by law to deposit securities with government agencies in certain states in which it conducts business. As of December 31, 2023 and 2022 (Successor Company), the fair value of securities on deposit was $22 and $20, respectively.
For disclosure of collateral in support of derivative transactions, refer to the Derivative Collateral Arrangements section of Note 4 - Derivatives.
Variable Interest Entities
As of December 31, 2023 and 2022, the Company did not hold any investment in a VIE for which it was the primary beneficiary.
The Company’s maximum exposure to loss as of December 31, 2023 and 2022 of non-consolidated VIE included in investment funds on the Company's balance sheets is limited to $1,428 and $1,300, respectively. The Company’s maximum exposure to loss as of December 31, 2023 and 2022 of non-consolidated VIEs included in fixed maturities on the Company's balance sheets is limited to $4,124 and $323, respectively. As of December 31, 2023 and 2022, the Company had outstanding commitments totaling $939 and $410, respectively, whereby the Company is committed to fund these investments and may be called by the VIE during the commitment period to fund the purchase of new investments and partnership expenses. These investments are generally of a passive nature in that the Company does not take an active role in management.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Investments (continued)
Equity Method Investments
The majority of the Company's investment funds, including hedge funds, mortgage and real estate funds, and private equity and other funds, are accounted for under the equity method of accounting. The Company recognized total equity method income of $116 and $168 for the years ended December 31, 2023 and 2022 (Successor Company). Equity method income is reported in net investment income. The Company’s maximum exposure to loss as of December 31, 2023 (Successor Company) is limited to the total carrying value of $1.4 billion. In addition, the Company has outstanding commitments totaling approximately $559 related to as of December 31, 2023 (Successor Company).
For the year ended December 31, 2023 (Successor Company), aggregate net investment income from investment funds exceeded 10% of the Company’s pre-tax net income. Accordingly, the Company is disclosing summarized financial data in the subsequent table which reflects the latest available financial information. This aggregated summarized financial data does not represent the Company’s proportionate share of the investment's assets or earnings.

	Successor Company
	As of December 31,
(in billions)	2023	2022
Total assets	$176.4	$172.7
Total liabilities	29.4	28.6
Net income	12.7	6.6
Concentration of Credit Risk
The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk. The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk. The following table discloses the Company’s investment exposure to any credit concentration risk of a single issuer greater than 10% of the Company's shareholder’s equity, other than the U.S. government and certain U.S. government agencies:

Market Value
Pacific Investment Management Inc.	$370
Morgan Stanley	263
Wells Fargo & Company	256
J.P. Morgan Chase & Co.	229
Citigroup	180
Madison Capital Funding	179
Deutsche Telekom	157
Strategic Partners Fund VIII L.P.	145
Bank Of America Corp.	134
UBS	128
Comm Mortgage Trust	115
HSBC Holdings Plc	113
Goldman Sachs Group Inc.	105

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
4. Derivatives
The Company utilizes a variety of OTC, OTC-cleared and exchange traded derivative instruments as a part of its overall risk management strategy as well as to enter into replication transactions. Derivative instruments are used to manage risk associated with interest rate, equity market, credit spread, issuer default and currency exchange rate exposures or movements. Replication transactions are used as an economical means to synthetically replicate the characteristics and performance of assets that are permissible investments under the Company’s investment policies.
Derivatives Designated and Qualifying as Hedging Instruments
Some of the Company's derivatives satisfy hedge accounting requirements as outlined in Note 1 - Basis of Presentation and Significant Accounting Policies of these financial statements. Typically, these hedging instruments include interest rate swaps and, to a lesser extent, foreign currency swaps where the terms or expected cash flows of the hedged item closely match the terms of the swap. The interest rate swaps are typically used to manage interest rate duration of certain fixed maturity securities or liability contracts. The hedge strategies by hedge accounting designation include:
Cash Flow Hedges
Interest rate swaps are predominantly used to manage portfolio duration and better match cash receipts from assets with cash disbursements required to fund liabilities. These derivatives primarily convert interest receipts on floating-rate fixed maturity securities to fixed rates. Foreign currency swaps are used to convert foreign currency-denominated cash flows related to certain investment receipts and liability payments to U.S. dollars in order to reduce cash flow fluctuations due to changes in currency rates.
Derivatives Not Designated as Hedging Instruments
Derivative relationships that do not qualify for hedge accounting (“non-qualifying strategies”) primarily include the hedge program for the Company's VA products, as well as the hedging and replication strategies that utilize credit default swaps. In addition, hedges of interest rate, foreign currency and equity risk of certain fixed maturities, equities and liabilities do not qualify for hedge accounting.
The non-qualifying strategies include:
Interest Rate Swaps, Swaptions and Futures
The Company uses interest rate swaps, swaptions and futures to manage interest rate duration between assets and liabilities in certain investment portfolios. In addition, the Company enters into interest rate swaps to terminate existing swaps, thereby offsetting the changes in value of the original swap. As of December 31, 2023 (Successor Company), there were no interest rate swaps in offsetting relationships and as of December 31, 2022 (Successor Company), the notional amount of interest rate swaps in offsetting relationships was $276.
Foreign Currency Swaps and Forwards
The Company enters into foreign currency swaps to convert the foreign currency exposures of certain foreign currency-denominated fixed maturity investments to U.S. dollars. The Company also enters into foreign currency forwards to hedge non-U.S. dollar denominated cash.
Credit Contracts
Credit default swaps are used to purchase credit protection on an individual entity or referenced index to economically hedge against default risk and credit-related changes in the value of fixed maturity securities. Credit default swaps are also used to assume credit risk related to an individual entity or referenced index as a part of replication transactions. These contracts require the Company to pay or receive a periodic fee in exchange for compensation from the counterparty or the Company should the referenced security issuers experience a credit event, as defined in the contract. In addition, the Company enters into credit default swaps to terminate existing credit default swaps, thereby offsetting the changes in value of the original swap going forward.
Macro Hedge Program
The Company utilizes equity swaps, options and futures as well as interest rate swaps to provide protection against the statutory tail scenario risk to the Company's statutory surplus arising from higher GMWB and GMDB claims, as well as lower VA fee revenue.
Embedded Derivatives
The Company has assumed through reinsurance certain FIA products with index-based crediting that constitutes an embedded derivative. The cedant hedges this risk and provides the benefits of this hedging as part of the reinsurance settlements.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
4. Derivatives (continued)
The Company formerly offered, and subsequently fully reinsured, certain UL products with index-linked features that also constitute an embedded derivative.
Ceded Modified Coinsurance Reinsurance Contracts
As of December 31, 2023 and 2022 (Successor Company), the Company had approximately $877 and $645, respectively, of invested assets supporting other policyholder funds and benefits payable reinsured under a modified coinsurance arrangement in connection with the sale of the Individual Life business, which was structured as a reinsurance transaction. The assets are primarily held in trust accounts established by the Company. The Company pays or receives cash quarterly to settle the operating results of the reinsured business, including the investment results. As a result of this modified coinsurance arrangement, the Company has an embedded derivative that transfers to the reinsurer certain unrealized changes in fair value of investments subject to interest rate and credit risk. The notional amount of the embedded derivative reinsurance contracts are the reinsured liabilities which are generally measured on a statutory basis and equivalent to the book value of the identified invested assets which support the reinsured reserves. The identified underlying is the total return on the identified invested assets which support the reinsured reserves. A funds withheld liability is recorded for funds contractually withheld by the Company under funds withheld modified coinsurance arrangements in which the Company is the cedant.
Derivative Balance Sheet Classification
For reporting purposes, the Company has elected to offset within assets or liabilities based upon the net of the fair value amounts, income accruals, and related cash collateral receivables and payables of OTC derivative instruments executed in a legal entity and with the same counterparty under a master netting agreement, which provides the Company with the legal right of offset. The following fair value amounts do not include income accruals or related cash collateral receivables and payables, which are netted with derivative fair value amounts to determine balance sheet presentation. Derivatives in the Company’s separate accounts, where the associated gains and losses accrue directly to policyholders are not included in the table below. The Company’s derivative instruments are held for risk management purposes, unless otherwise noted in the following table. The notional amount of derivative contracts represents the basis upon which pay or receive amounts are calculated and is presented in the table to quantify the volume of the Company’s derivative activity. Notional amounts are not necessarily reflective of credit risk. The following tables exclude investments that contain an embedded credit derivative for which the Company has elected the FVO.
The table below provides a summary of the gross notional amount and fair value of derivative contracts by the primary underlying risks they are utilized to manage. The fair value amounts below represent the value of derivative contracts prior to taking into account the netting effects of master netting agreements, accrued interest, and cash collateral.
The table below provides a summary of the gross notional amount and fair value of derivative contracts by the primary underlying risks they are utilized to manage. The fair value amounts below represent the value of derivative contracts prior to taking into account the netting effects of master netting agreements, accrued interest, and cash collateral.

	Notional Amount	Fair Value
		Net	Assets	Liabilities
As of December 31, 2023
Designated and qualifying as hedges
Cash flow hedges
Interest rate swaps	$250	$(29)	$—	$29

Not designated as hedges
Embedded derivatives
Funds withheld on modified coinsurance [2] [3]	—	302	—	(302)
Fixed indexed annuities [2] [3]	—	(135)	406	541
Other [2] [3]	—	—	(5)	(5)
Total embedded derivatives	—	167	401	234

Freestanding derivatives [1]
Variable annuities macro hedge program	10,340	5	151	146
Foreign currency swaps and forwards	202	12	12	—
Interest rate swaps, swaptions, and futures	1,087	(188)	—	188

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
4. Derivatives (continued)

	Notional Amount	Fair Value
		Net	Assets	Liabilities
Credit derivatives	500	10	10	—
Total freestanding derivatives	12,129	(161)	173	334

Total not designated as hedges	12,129	6	574	568

Total derivatives	$12,379	$(23)	$574	$597

As of December 31, 2022
Designated and qualifying as hedges
Cash flow hedges [1]
Interest rate swaps	$250	$—	$—	$—

Not designated as hedges
Embedded derivatives
Funds withheld on modified coinsurance [2] [3]	—	726	129	(597)
Fixed indexed annuities [2] [3]	—	(81)	243	324
Other [2] [3]	—	—	(29)	(29)
Total embedded derivatives	—	645	343	(302)

Freestanding derivatives [1]
Variable annuities macro hedge program	22,823	211	506	295
Foreign currency swaps and forwards	161	15	16	1
Interest rate swaps, swaptions, and futures	1,363	(1)	3	4
Credit derivatives	500	4	4	—
Total freestanding derivatives	24,847	229	529	300

Total not designated as hedges	24,847	874	872	(2)

Total derivatives	$25,097	$874	$872	$(2)
[1]Represents the gross fair value of freestanding derivatives excluding collateral and accrued income which are recorded in other investments and other liabilities on the balance sheets.
[2]For certain assumed and ceded reinsurance agreements the notional value is not indicative of the volume of activity. Refer to Note 6 - Reinsurance for additional information regarding the activity which generated the value of the embedded derivative.
[3]These derivatives are not held for risk management purposes. Assets are recorded in reinsurance recoverables and liabilities in other policyholder funds and benefits payable.
Offsetting of Derivative Assets/Liabilities
The following table presents the gross fair value amounts, inclusive of income accruals, amounts offset, and the net position of derivative instruments eligible for offset on the Company's balance sheets. Amounts offset include fair value amounts, income accruals and related cash collateral receivables and payables associated with derivative instruments that are traded under a common master netting agreement, as described in the preceding discussion. Also included in the tables are financial collateral receivables and payables, which are contractually permitted to be offset upon an event of default, although are disallowed for offsetting under US GAAP.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
4. Derivatives (continued)
The following presents the effect or potential effect of rights of set-off associated with recognized derivative assets and liabilities:

	As of December 31, 2023		As of December 31, 2022
	Derivative Assets	Derivative Liabilities	Derivative Assets	Derivative Liabilities
Gross amounts recognized [1]	$202	$(386)	$529	$(300)
Gross amounts offset [2]	(167)	329	(446)	195
Net amount presented [3]	35	(57)	83	(105)

Gross amounts not offset:
Cash collateral [2]	(30)	30	—	—
Net amount	5	(27)	83	(105)

Off-balance sheet securities collateral [4]	(1)	58	(68)	103
Net amount	$4	$31	$15	$(2)
[1]Represents the fair value of freestanding derivatives inclusive of accrued income.
[2]Excludes collateral associated with exchange-traded derivative instruments included in other assets.
[3]Derivative assets and liabilities, including cash collateral and accrued interest, are presented on the Company's balance sheets in other investments and other liabilities, respectively.
[4]Non-cash collateral received excludes initial margin and is not recognized on our balance sheets unless the obligor (transferor) has defaulted under the terms of the secured contract and is no longer entitled to redeem the pledged asset.
Refer to Note 3 - Investments for the effect of rights of set-off associated with repurchase agreements.
Cash Flow Hedges
For derivative instruments that are designated and qualify as cash flow hedges, the gain or loss on the derivative is reported as a component of OCI and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. All components of each derivative’s gain or loss were included in the assessment of hedge effectiveness.
As of December 31, 2023 (Successor Company), there were no before tax deferred net losses on derivative instruments expected to be reclassified from AOCI to earnings over the next twelve months. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twelve months, at which time the Company will recognize the deferred net gains (losses) as an adjustment to net investment income over the term of the investment cash flows.
For all periods presented, the Company had no net reclassifications from AOCI to earnings resulting from the discontinuance of cash-flow hedges due to forecasted transactions that were no longer probable of occurring.
Refer to Note 18 - Accumulated Other Comprehensive Income (Loss) for details regarding amounts recorded in and reclassified from AOCI for cash flow hedges.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
4. Derivatives (continued)
Non-Qualifying Derivatives
For non-qualifying, including embedded derivatives that are required to be bifurcated from their host contracts, the gain or loss on the derivative is recognized within investment and derivative related losses, net as follows:

	Successor Company			Predecessor Company
	For the Years Ended December 31,		For the Period of July 1, 2021 to December 31, 2021	For the Six Months Ended June 30, 2021
	2023	2022
Embedded derivatives
Modified coinsurance	$247	$809	$15	$22
Fixed indexed annuities	(54)	200	—	—
GMWB reinsurance contracts	—	—	—	(24)
GMWB and other products	5	5	—	82
Total embedded derivatives	198	1,014	15	80

Freestanding derivatives
Variable annuities macro hedge program	(897)	(1)	(100)	(301)
Foreign currency swaps and forwards	(1)	7	5	(2)
Interest rate swaps, swaptions, and futures	(40)	(306)	21	(76)
Credit derivatives	12	3	1	—
Total freestanding derivatives	(926)	(297)	(73)	(379)

Total	$(728)	$717	$(58)	$(299)
Credit Risk Assumed through Credit Derivatives
The Company enters into credit default swaps that assume credit risk of a single entity or referenced index in order to synthetically replicate investment transactions that are permissible under the Company's investment policies. The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer’s debt obligation after the occurrence of the credit event. A credit event is generally defined as a default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade single corporate issuers and baskets, which include standard diversified portfolios of corporate and CMBS issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and may be divided into tranches that possess different credit ratings.

	Notional Amount [2]	Fair Value	Weighted Average Years to Maturity	Underlying Referenced Credit Obligation [1]		Offsetting Notional Amount	Offsetting Fair Value
				Type	Average Credit Rating
Basket credit default swaps [3] with investment grade risk exposure:
As of December 31, 2023	$500	$10	5 years	Corporate Credit	BBB+	$—	$—
As of December 31, 2022	$500	$4	5 years	Corporate Credit	BBB+	$—	$—
[1]The average credit ratings are based on availability and are generally the midpoint of the available ratings among Moody’s, S&P, and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.
[2]Notional amount is equal to the maximum potential future loss amount. These derivatives are governed by agreements and applicable law which include collateral posting requirements. There is no additional specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.
[3]Comprised of swaps of standard market indices of diversified portfolios of corporate and CMBS issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
4. Derivatives (continued)
Derivative Collateral Arrangements
The Company enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2023 and 2022 (Successor Company), the Company pledged cash collateral with a fair value of $265 and $5, respectively, associated with derivative instruments. The collateral receivable has been recorded in other assets or other liabilities on the Company's balance sheets, as determined by the Company's election to offset on the balance sheet. As of December 31, 2023 and 2022 (Successor Company), the Company also pledged securities collateral associated with derivative instruments with a fair value of $58 and $106, respectively, which have been included in fixed maturities, AFS on the balance sheets. The counterparties have the right to sell or re-pledge these securities. In addition, as of December 31, 2023 and 2022 (Successor Company), the Company has pledged initial margin of cash related to OTC-cleared and exchange traded derivatives with a fair value of $42 and $15, respectively, which is recorded in other investments or other assets on the Company's balance sheets. As of December 31, 2023 and 2022 (Successor Company), the Company has pledged initial margin of securities related to OTC-cleared and exchange traded derivatives with a fair value of $130 and $187, respectively, which are included within fixed maturities, AFS on the Company's balance sheets.
As of December 31, 2023 and 2022 (Successor Company), the Company accepted cash collateral associated with derivative instruments of $89 and $262, respectively, which was invested and recorded on the balance sheets in fixed maturities, AFS and short-term investments with corresponding amounts recorded in other investments or other liabilities as determined by the Company's election to offset on the balance sheet. The Company also accepted securities collateral as of December 31, 2023 and 2022 (Successor Company) with a fair value of $1 and $79, respectively, which the Company has the right to sell or repledge. As of December 31, 2023 and 2022 (Successor Company), the Company had not repledged securities and did not sell any securities. The non-cash collateral accepted was held in separate custodial accounts and was not included on the Company's balance sheets.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
5. Fair Value Measurements
The Company carries certain financial assets and liabilities at estimated fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market in an orderly transaction between market participants. Our fair value framework includes a hierarchy that gives the highest priority to the use of quoted prices in active markets, followed by the use of market observable inputs, followed by the use of unobservable inputs. The fair value hierarchy levels are as follows:
Level 1    Fair values based primarily on unadjusted quoted prices for identical assets or liabilities, in active markets that the Company has the ability to access at the measurement date.
Level 2    Fair values primarily based on observable inputs, other than quoted prices included in Level 1, or based on prices for similar assets and liabilities.
Level 3    Fair values derived when one or more of the significant inputs are unobservable (including assumptions about risk). With little or no observable market, the determination of fair value uses considerable judgment and represents the Company’s best estimate of an amount that could be realized in a market exchange for the asset or liability. Also included are securities that are traded within illiquid markets and/or priced by independent brokers.
Net Asset Value ("NAV") – Other invested assets within separate accounts are typically measured using NAV as a practical expedient in determining fair value and are not classified in the fair value hierarchy. The carrying value reflects the pro rata ownership percentage as indicated by NAV in the investment’s financial statements, which may be adjusted if it’s determined NAV is not calculated consistent with investment company fair value principles. The underlying investments may have significant unobservable inputs, which may include but are not limited to, comparable multiples and weighted average cost of capital rates applied in valuation models or a discounted cash flow model.
The Company will classify the financial asset or liability by level based upon the lowest level input that is significant to the determination of the fair value. In most cases, both observable inputs (e.g., changes in interest rates) and unobservable inputs (e.g., changes in risk assumptions) are used to determine the fair value of assets and liabilities that the Company has classified within Level 3.
The following presents the hierarchy for our assets and liabilities measured at fair value on a recurring basis:

	Total	NAV / Netting [1]	Level 1	Level 2	Level 3
As of December 31, 2023
Assets
Fixed maturities
Asset-backed securities	$363	$—	$—	$313	$50
Collateralized loan obligations	966	—	—	847	119
Commercial mortgage-backed securities	1,446	—	—	1,440	6
Corporate bonds	9,545	—	—	8,054	1,491
Foreign government and agencies	404	—	—	404	—
Municipal bonds	803	—	—	803	—
Residential mortgage-backed securities	445	—	—	412	33
U.S. Treasury bonds	882	—	—	882	—
Total fixed maturities, available-for-sale	14,854	—	—	13,155	1,699

Fair value option fixed maturities	252	—	—	27	225
Total fixed maturities	15,106	—	—	13,182	1,924

Equity securities	182	—	9	150	23
Investment funds	238	—	—	—	238

Other investments
Freestanding derivatives [1]	35	(138)	11	22	140

Short-term investments	1,181	—	661	52	468

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
5. Fair Value Measurements (continued)

	Total	NAV / Netting [1]	Level 1	Level 2	Level 3
Reinsurance recoverables
Fixed indexed annuities hedge program	193	—	—	—	193
Reinsurance recoverable for FIA embedded derivative	406	—	—	—	406
Ceded other embedded derivative	(5)	—	—	—	(5)
Ceded market risk benefits	648	—	—	—	648
Total reinsurance recoverables	1,242	—	—	—	1,242

Market risk benefits	578	—	—	—	578
Separate account assets	89,514	200	54,877	34,389	48
Total assets	$108,076	$62	$55,558	$47,795	$4,661

Liabilities
Other policyholder funds and benefits payable
Fixed indexed annuities embedded derivatives	$541	$—	$—	$—	$541
Other embedded derivative	(5)	—	—	—	(5)
Total other policyholder funds and benefits payable	536	—	—	—	536

Market risk benefits	1,074	—	—	—	1,074

Funds withheld liability
Modified coinsurance embedded derivative	(110)	—	—	(110)	—
Related party modified coinsurance embedded derivative	(192)	—	—	(192)	—
Fixed indexed annuities hedge program retrocession	145	—	—	—	145
Total funds withheld liability	(157)	—	—	(302)	145

Other liabilities
Freestanding derivatives [1]	57	(306)	11	284	68

Total liabilities	$1,510	$(306)	$11	$(18)	$1,823

As of December 31, 2022
Assets
Fixed maturities
Asset-backed securities	$254	$—	$—	$213	$41
Collateralized loan obligations	676	—	—	567	109
Commercial mortgage-backed securities	1,514	—	—	1,237	277
Corporate bonds	10,241	—	—	9,622	619
Foreign government and agencies	315	—	—	311	4
Municipal bonds	1,040	—	—	1,039	1
Residential mortgage-backed securities	417	—	—	400	17
U.S. Treasury bonds	926	—	—	926	—
Total fixed maturities, available-for-sale	15,383	—	—	14,315	1,068

Fair value option fixed maturities	331	—	—	25	306
Total fixed maturities	15,714	—	—	14,340	1,374

Equity securities	179	—	—	155	24

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
5. Fair Value Measurements (continued)

	Total	NAV / Netting [1]	Level 1	Level 2	Level 3
Investment funds	58	—	—	—	58

Other investments
Freestanding derivatives [1]	83	(112)	—	40	155

Short-term investments	1,489	—	742	610	137
Reinsurance recoverables
Fixed indexed annuities hedge program	49	—	—	—	49
Reinsurance recoverable for FIA embedded derivative	243	—	—	—	243
Funds withheld embedded derivative	129	—	—	129	—
Ceded other embedded derivatives	(29)	—	—	—	(29)
Ceded market risk benefits	894	—	—	—	894
Total reinsurance recoverables	1,286	—	—	129	1,157

Market risk benefits	325	—	—	—	325
Separate account assets	87,255	288	53,775	33,139	53
Total assets	$106,389	$176	$54,517	$48,413	$3,283

Liabilities
Other policyholder funds and benefits payable
Fixed indexed annuities embedded derivatives	$324	$—	$—	$—	$324
Other embedded derivative	(29)	—	—	—	(29)
Total other policyholder funds and benefits payable	295	—	—	—	295

Market risk benefits	1,204	—	—	—	1,204

Funds withheld liability
Modified coinsurance embedded derivative	(597)	—	—	(597)	—
Fixed indexed annuities hedge program retrocession	37	—	—	—	37
Total funds withheld liability	(560)	—	—	(597)	37

Other liabilities
Freestanding derivatives [1]	105	139	—	(41)	7

Total liabilities	$1,044	$139	$—	$(638)	$1,543
[1]“Netting” represents the fair value of freestanding derivatives as well as cash collateral and accrued income offset under master netting agreements. Refer to Note 4 - Derivatives for additional information regarding offsetting of derivatives.
Valuation Techniques
The Company generally determines fair values using valuation techniques that use prices, rates, and other relevant information evident from market transactions involving identical or similar instruments. Valuation techniques also include, where appropriate, estimates of future cash flows that are converted into a single discounted amount using current market expectations. The Company uses a "waterfall" approach comprised of the following pricing sources and techniques, which are listed in priority order:
•Quoted prices, unadjusted, for identical assets or liabilities in active markets, which are classified as Level 1.
•Prices from third-party pricing services, which primarily utilize a combination of techniques. These services utilize recently reported trades of identical, similar, or benchmark securities making adjustments for market observable inputs

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
5. Fair Value Measurements (continued)
available through the reporting date. If there are no recently reported trades, they may use a discounted cash flow technique to develop a price using expected cash flows based upon the anticipated future performance of the underlying collateral discounted at an estimated market rate. Both techniques develop prices that consider the time value of future cash flows and provide a margin for risk, including liquidity and credit risk. Most prices provided by third-party pricing services are classified as Level 2 because the inputs used in pricing the securities are observable. However, some securities that are less liquid or trade less actively are classified as Level 3. Additionally, certain long-dated securities, such as municipal securities and bank loans, include benchmark interest rate or credit spread assumptions that are not observable in the marketplace and are thus classified as Level 3.
•Internal matrix pricing is a valuation process internally developed for private placement securities for which the Company is unable to obtain a price from a third-party pricing service. Internal pricing matrices determine credit spreads that, when combined with risk-free rates, are applied to contractual cash flows to develop a price. The Company develops credit spreads using market based data for public securities adjusted for credit spread differentials between public and private securities, which are obtained from a survey of multiple private placement brokers. The market-based reference credit spread considers the issuer’s sector, financial strength, and term to maturity, using an independent public security index, while the credit spread differential considers the non-public nature of the security. Securities priced using internal matrix pricing are classified as Level 2 because the significant inputs are observable or can be corroborated with observable data.
•Independent broker quotes, which are typically non-binding use inputs that can be difficult to corroborate with observable market based data. Brokers may use present value techniques using assumptions specific to the security types, or they may use recent transactions of similar securities. Due to the lack of transparency in the process that brokers use to develop prices, valuations that are based on independent broker quotes are classified as Level 3.
The fair value of freestanding derivative instruments is determined primarily using a discounted cash flow model or option model technique and incorporates counterparty credit risk. In some cases, quoted market prices for exchange-traded and OTC cleared derivatives may be used and in other cases independent broker quotes may be used. The pricing valuation models primarily use inputs that are observable in the market or can be corroborated by observable market data. The valuation of certain derivatives may include significant inputs that are unobservable, such as volatility levels, and reflect the Company’s view of what other market participants would use when pricing such instruments.
Fair values for FIA embedded derivatives are classified as Level 3 in the fair value hierarchy and are calculated using internally developed models that utilize significant unobservable inputs because active, observable markets do not exist for these items.
Valuation Inputs
Quoted prices for identical assets in active markets are considered Level 1 and consist of on-the-run U.S. Treasuries, money market funds, exchange-traded equity securities, open-ended mutual funds, certain short-term investments, and exchange traded futures and option contracts.
Primary observable and unobservable inputs for level 2 and level 3 fair value measurements are described below.
Fixed Maturities
Structured Securities
Primary observable inputs include: benchmark yields and spreads; monthly payment information; collateral performance, which varies by vintage year and includes delinquency rates, loss severity rates and refinancing assumptions; and credit default swap indices. Primary observable inputs specific to ABS, CLOs, and RMBS include: estimates of future principal prepayments, derived from the characteristics of the underlying structure; and prepayment speeds previously experienced at the interest rate levels projected for the collateral.
Primary unobservable inputs include: independent broker quotes; and credit spreads and interest rates beyond the observable curves. Primary unobservable inputs specific to less liquid securities or those that trade less actively, including subprime RMBS include: estimated cash flows; credit spreads, which include illiquidity premium; constant prepayment rates; constant default rates; and loss severity.
Corporate Bonds
Includes private placement securities for which the Company has elected the fair value option.
Primary observable inputs include: benchmark yields and spreads; reported trades, bids, offers of the same or similar securities; issuer spreads; and credit default swap curves. Primary observable specific to investment grade privately placed securities that utilize internal matrix pricing include credit spreads for public securities of similar quality, maturity, and sector, adjusted for non-public nature.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
5. Fair Value Measurements (continued)
Primary unobservable inputs include: independent broker quotes; credit spreads beyond the observable curve; and interest rates beyond the observable curve. Primary unobservable inputs specific to below investment grade privately placed securities and private bank loans include credit spreads for public securities of similar quality, maturity, and sector, adjusted for non-public nature.
Foreign Government and Agencies, Municipal Bonds, and U.S. Treasury Bonds
Primary observable inputs include: benchmark yields and spreads; issuer credit default swap curves; political events in emerging market economies; Municipal Securities Rulemaking Board reported trades and material event notices; and issuer financial statements.
Primary unobservable inputs include credit spreads and interest rates beyond the observable curves.
Equity Securities
Primary observable inputs include quoted prices in markets that are not active.
Primary unobservable inputs include internal discounted cash flow models utilizing earnings multiples or other cash flow assumptions.
Investment Funds
There are no primary observable inputs.
Primary unobservable inputs include: prices of privately traded securities; and characteristics of privately traded securities, including yield, duration and spread duration. For equity method investments not held at fair value, the carrying value of the investment is based on the latest capital statement received by the Company for their investment.
Freestanding Derivatives
Credit Derivatives
Primary observable inputs include: swap yield curves; and credit default swap curves.
Foreign Currency Derivatives
Primary observable inputs include: the swap yield curve; currency spot and forward rates; and cross currency basis curves.
Interest Rate Derivatives
Primary observable inputs include the swap yield curve.
Primary unobservable inputs include: independent broker quotes; interest rate volatility; and the swap curve beyond 30 years.
Short-Term Investments
Primary observable inputs include: benchmark yields and spreads; reported trades, bids, and offers; issuer spreads and credit default swap curves; and material event notices and new issue money market rates.
Primary unobservable inputs include independent broker quotes.
Fixed Indexed Annuities Embedded Derivatives
Primary observable inputs include: risk-free rates as represented by the Eurodollar futures, LIBOR deposits and swap rates to derive forward curve rates; correlations of 10 years of observed historical returns across underlying well-known market indices; correlations of historical index returns compared to separate account fund returns; and equity index levels.
Primary unobservable inputs include: market implied equity volatility assumptions; credit standing adjustment assumptions; option budgets; and assumptions about policyholder behavior, such as withdrawal utilization, withdrawal rates, lapse rates, and reset elections.
The fair value for the FIA embedded derivatives are calculated as an aggregation of the following components: Best Estimate Benefits; Credit Standing Adjustment; and Margins. The Company believes the aggregation of these components results in an amount that a market participant in an active liquid market would require, if such a market existed. Each component described in the following discussion is unobservable in the marketplace and requires subjectivity by the Company in determining its value.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
5. Fair Value Measurements (continued)
Best Estimate Benefits
The Best Estimate Benefits are calculated based on actuarial and capital market assumptions related to projected cash flows, including the present value of benefits and related contract charges, over the lives of the contracts, incorporating unobservable inputs including expectations concerning policyholder behavior.
Credit Standing Adjustment
The credit standing adjustment is an estimate of the adjustment to the fair value that market participants would require in determining fair value to reflect the risk will not be fulfilled. The Company incorporates a blend of estimates of peer company and reinsurer bond spreads and credit default spreads from capital markets.
Margins
The behavior risk margin adds a margin that market participants would require, in determining fair value, for the risk that the Company’s assumptions about policyholder behavior could differ from actual experience. The behavior risk margin is calculated by taking the difference between adverse policyholder behavior assumptions and best estimate assumptions.
Separate Account Assets
Separate account assets include fixed maturities, equity securities (largely consisted of mutual funds), mortgage loans, short-term investments, and other invested assets (largely consisted of investment funds and freestanding derivatives) that are valued in the same manner, and using the same pricing sources and inputs, as those investments held by the Company.
For other invested assets in which fair value represents a share of the NAV 34% and 53% were subject to significant liquidation restrictions as of December 31, 2023 (Successor Company) and December 31, 2022 (Predecessor Company), respectively. As of December 31, 2023 (Successor Company) and December 31, 2022 (Predecessor Company), there were no investment funds that did not allow any form of redemption.
Separate account assets classified as Level 3 primarily include long-dated bank loans, subprime RMBS and commercial mortgage loans.
The following summarizes the significant unobservable inputs for level 3 fixed maturities, freestanding derivatives, and FIA embedded derivatives:

Fair Value	Predominant Valuation Technique	Significant Unobservable Input	Range	Weighted Average [1]	Impact of Increase in Input on Fair Value [2]
As of December 31, 2023
Asset-backed securities
$50	Discounted cash flows	Spread	251bps to 426bps	316bps	Decrease

Collateralized loan obligations [3]:
$59	Option model	Spread	268bps to 270bps	269bps	Decrease

Commercial mortgage-backed securities:
$6	Discounted cash flows	Spread (encompasses prepayment, default risk and loss severity)	1,041bps to 1,041bps	1,041bps	Decrease

Corporate bonds [3]:
$1,421	Discounted cash flows	Spread	49bps to 894bps	246bps	Decrease

Residential mortgage-backed securities [3]:
$14	Discounted cash flows	Spread [5]	387bps to 387bps	387bps	Decrease

Fair value option fixed maturities
$225	Discounted cash flows	Spread	2bps to 312bps	166bps	Decrease

Macro hedge program [3]:
$(2)	Option model	Equity volatility	10.81% to 31.73%	17.9%	Increase

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
5. Fair Value Measurements (continued)

Fair Value	Predominant Valuation Technique	Significant Unobservable Input	Range	Weighted Average [1]	Impact of Increase in Input on Fair Value [2]
$84		Interest rate volatility	0.22% to 2.86%	1.2%	Increase

Fixed indexed annuities embedded derivatives:
$541		Withdrawal rates [6]	0.0% to 15.9%	1.7%	Decrease
		Lapse rates [7]	0.3% to 30.0%	6.4%	Decrease
		Option budgets [8]	0.1% to 3.8%	1.5%	Increase
		Credit standing adjustment [9]	0.6% to 2.5%	1.6%	Decrease

As of December 31, 2022
Collateralized loan obligations [3]:
$109	Discounted cash flows	Spread	55 bps to 337 bps	325bps	Decrease

Commercial mortgage-backed securities:
$277	Discounted cash flows	Spread (encompasses prepayment, default risk and loss severity)	419 bps to 1,001 bps	534bps	Decrease

Corporate bonds [3]:
$901	Discounted cash flows	Spread	71 bps to 719 bps	309bps	Decrease

Residential mortgage-backed securities [3]:
$13	Discounted cash flows	Spread [5]	62 bps to 227 bps	138bps	Decrease
		Constant prepayment rate [5]	2% to 10%	6.0%	Decrease
		Constant default rate [5]	1% to4%	2.0%	Decrease
		Loss severity [5]	10% to 65%	25.0%	Decrease

Variable annuities macro hedge program [3]:
$65	Option model	Equity volatility	18% to 64%	26.0%	Increase
97		Interest rate volatility	1% to 1%	1.0%	Increase

Fixed indexed annuities embedded derivatives:
$324		Withdrawal rates [6]	0.0% to 15.9%	1.7%	Decrease
		Lapse rates [7]	1.0%to 25.0%	6.5%	Decrease
		Option budgets [8]	0.5% to 3.8%	1.6%	Increase
		Credit standing adjustment [9]	0.4% to 3.1%	1.7%	Decrease
[1]The weighted average is determined based on the fair value of the securities.
[2]Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table.
[3]Excludes securities for which the Company bases fair value on broker quotations.
[4]Decrease for above market rate coupons and increase for below market rate coupons.
[5]Generally, a change in the assumption used for the constant default rate would have been accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumption used for constant prepayment rate and would have resulted in wider spreads.
[6]Range represents assumed annual percentage of allowable amount withdrawn.
[7]Range represents assumed annual percentages of policyholders electing a full surrender.
[8]Range represents assumed annual budget for index options.
[9]Range represents Company credit spreads.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
5. Fair Value Measurements (continued)
Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis
The Company uses derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified within the same fair value hierarchy level as the associated asset or liability. Therefore, the realized and unrealized gains and losses on derivatives reported in the Level 3 rollforwards may be offset by realized and unrealized gains and losses of the associated assets and liabilities in other line items of the financial statements.
The following tables present a reconciliation of the beginning and ending balances for Level 3 assets and liabilities measured at fair value on a recurring basis. Assets and liabilities are transferred in and/or out of Level 3 on the date the event or change in circumstances that caused the transfer occurs. The Company evaluates, at least annually, its valuation processes to determine if changes in circumstances has occurred that would result in a transfer between levels. Transfers in and/or out of Level 3 are primarily attributable to the availability of market observable information and the re-evaluation of the observability of pricing inputs. During the 2023 review of the inputs, the Company deemed the spread inputs to be unobservable, and transferred those private securities included in corporate bonds from Level 2 to Level 3.

	Beginning Balance	Total Realized and Unrealized Gains (Losses) in		Net Purchases, Sales, and Settlements	Net Transfers	Ending Balance
		Net Income (Loss)	Other Comprehensive Loss [2]
Year Ended December 31, 2023
Fixed maturities, available-for-sale:
Asset-backed securities	$41	$—	$1	$8	$—	$50
Collateralized loan obligations	109	—	1	9	—	119
Commercial mortgage-backed securities	277	—	6	(65)	(212)	6
Corporate bonds	619	(3)	(68)	497	446	1,491
Foreign government and agencies	4	—	—	—	(4)	—
Municipal bonds	1	—	—	—	(1)	—
Residential mortgage-backed securities	17	—	—	31	(15)	33

Fair value option fixed maturities	306	(24)	—	80	(137)	225
Equity securities	24	—	—	(1)	—	23
Investment funds	58	36	—	7	137	238
Embedded derivatives [1]:
Fixed indexed annuities	(81)	(54)	—	34	(34)	(135)
Other	—	5	—	(5)	—	—

Freestanding derivatives [1]:
Interest rate derivatives	—	(10)	—	—	—	(10)
Variable annuities macro hedge program	148	(498)	—	432	—	82

Short-term investments	137	—	—	368	(37)	468
Fixed indexed annuities hedge program [1]	12	22	—	14	—	48
Ceded market risk benefits	894	(246)	—	—	—	648
Separate account assets	53	3	—	(3)	(5)	48

Year Ended December 31, 2022
Fixed maturities, available-for-sale:
Asset-backed securities	$—	$—	$(2)	$46	$(3)	$41
Collateralized loan obligations	159	—	(1)	26	(75)	109
Commercial mortgage-backed securities	276	—	(26)	34	(7)	277

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
5. Fair Value Measurements (continued)

	Beginning Balance	Total Realized and Unrealized Gains (Losses) in		Net Purchases, Sales, and Settlements	Net Transfers	Ending Balance
		Net Income (Loss)	Other Comprehensive Loss [2]
Corporate bonds	665	(2)	(43)	(15)	14	619
Foreign government and agencies	—	—	(1)	5	—	4
Municipal bonds	1	—	—	—	—	1
Residential mortgage-backed securities	74	—	(1)	(23)	(33)	17

Fair value option fixed maturities	—	(21)	—	327	—	306
Equity securities	21	6	—	(3)	—	24
Investment funds	—	16	—	42	—	58
Embedded derivatives [1]:
Fixed indexed annuities	(524)	200	—	262	(19)	(81)
Other	—	5	—	(5)	—	—

Freestanding derivatives [1]:
Interest rate derivatives	—	22	—	(22)	—	—
Variable annuities macro hedge program	(188)	74	—	262	—	148
						—
Short-term investments	75	—	—	112	(50)	137
Fixed indexed annuities hedge program [1]	—	(22)	—	34	—	12
Ceded market risk benefits	737	157	—	—	—	894
Separate account assets	79	(2)	—	76	(100)	53
[1]Derivative instruments and the FIA hedge program are reported in this table on a net basis for asset (liability) positions.
[2]Recorded in unrealized gain (loss) on available-for-sale securities in the statements of comprehensive income.
The following presents the amount, for recurring fair value measurements categorized within Level 3 of the fair value hierarchy, of the total realized and unrealized gains (losses) for the period included in net income (loss) as shown in the table above:

	Net Investment Income	Investment and Derivative Related Losses, Net	Other [3]	Net Income (Loss)
Year Ended December 31, 2023
Fixed maturities, available-for-sale:
Corporate bonds	$(3)	$—	$—	$(3)

Fair value option fixed maturities	—	(24)	—	(24)
Investment funds	—	36	—	36
Embedded derivatives:
Fixed indexed annuities	—	(54)	—	(54)
Other	—	5	—	5

Freestanding derivatives:
Interest rate derivatives	—	(10)	—	(10)
Variable annuities macro hedge program	—	(498)	—	(498)

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
5. Fair Value Measurements (continued)

	Net Investment Income	Investment and Derivative Related Losses, Net	Other [3]	Net Income (Loss)
Fixed indexed annuities hedge program	—	22	—	22
Ceded market risk benefits	—	—	(246)	(246)
Separate account assets [2]	—	3	—	3

Year Ended December 31, 2022
Fixed maturities, available-for-sale:
Corporate bonds	$(2)	$—	$—	$(2)

Fair value option fixed maturities	—	(21)	—	(21)
Equity securities	—	6	—	6
Investment funds	—	16	—	16
Embedded derivatives:
Fixed indexed annuities	—	200	—	200
Other	—	5	—	5

Freestanding derivatives:
Interest rate derivatives	—	22	—	22
Variable annuities macro hedge program	—	74	—	74

Fixed indexed annuities hedge program	—	(22)	—	(22)
Ceded market risk benefits	—	—	157	157
Separate account assets [2]	—	(2)	—	(2)
[1]The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company.
[2]Includes both market and non-market impacts in deriving realized and unrealized gains (losses).
[3]Other represents change in MRBs for ceded MRBs and benefits and losses for FIA embedded derivatives.
The following represents the gross components of net purchases, sales, and settlements, and net transfers shown above:

	Purchases	Settlements	Sales	Net	Transfers in	Transfers out	Net
Year Ended December 31, 2023
Fixed maturities, available-for-sale:
Asset-backed securities	$25	$(17)	$—	$8	$—	$—	$—
Collateralized loan obligations	59	—	(50)	9	—	—	—
Commercial mortgage-backed securities	1	—	(66)	(65)	—	(212)	(212)
Corporate bonds	674	(177)	—	497	488	(42)	446
Foreign government and agencies	—	—	—	—	—	(4)	(4)
Municipal bonds	—	—	—	—	—	(1)	(1)
Residential mortgage-backed securities	33	(2)	—	31	—	(15)	(15)

Fair value option fixed maturities	94	—	(14)	80	—	(137)	(137)
Equity securities	3	—	(4)	(1)	—	—	—
Investment funds	13	(6)	—	7	137	—	137
Embedded derivatives:

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
5. Fair Value Measurements (continued)

	Purchases	Settlements	Sales	Net	Transfers in	Transfers out	Net
Fixed indexed annuities	42	(8)	—	34	(42)	8	(34)
Other	—	(5)	—	(5)	—	—	—

Freestanding derivatives:
Interest rate derivatives	—	—	—	—	—	—	—
Variable annuities macro hedge program	72	—	360	432	—	—	—

Short-term investments	528	(160)	—	368	—	(37)	(37)
Fixed indexed annuities hedge program	32	(18)	—	14	—	—	—
Separate account assets	$123	$—	$(126)	$(3)	$43	$(48)	$(5)

Year Ended December 31, 2022
Fixed maturities, available-for-sale:
Asset-backed securities	$52	$(6)	$—	$46	$—	$(3)	$(3)
Collateralized loan obligations	80	(54)	—	26	—	(75)	(75)
Commercial mortgage-backed securities	68	(34)	—	34	—	(7)	(7)
Corporate bonds	132	(137)	(10)	(15)	20	(6)	14
Foreign government and agencies	5	—	—	5	—	—	—
Municipal bonds	—	—	—	—	—	—	—
Residential mortgage-backed securities	22	(26)	(19)	(23)	—	(33)	(33)

Fair value option fixed maturities	327	—	—	327	—	—	—
Equity securities	8	(11)	—	(3)	—	—	—
Investment funds	42	—	—	42	—	—	—
Embedded derivatives:
Fixed indexed annuities	291	(29)	—	262	(41)	22	(19)
Other	—	(5)	—	(5)	—	—	—

Freestanding derivatives:
Interest rate derivatives	—	(22)	—	(22)	—	—	—
Variable annuities macro hedge program	351	(89)	—	262	—	—	—

Short-term investments	192	(80)	—	112	—	(50)	(50)
Fixed indexed annuities hedge program	86	(52)	—	34	—	—	—
Separate account assets	$99	$—	$(23)	$76	$—	$(100)	$(100)
The following presents the amount, for recurring fair value measurements categorized within Level 3 of the fair value hierarchy still held at the end of the period, of the total unrealized gains (losses) for the period included in net income (loss) and OCI:

	Year Ended December 31,
	2023		2022
	Net Income (Loss)	Other Comprehensive Loss [1]	Net Income (Loss)	Other Comprehensive Loss [1]
Fixed maturities, available-for-sale:
Asset-backed securities	$—	$(1)	$—	$(2)

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
5. Fair Value Measurements (continued)

	Year Ended December 31,
	2023		2022
	Net Income (Loss)	Other Comprehensive Loss [1]	Net Income (Loss)	Other Comprehensive Loss [1]
Collateralized loan obligations	—	—	—	(1)
Commercial mortgage-backed securities	—	(2)	—	(26)
Corporate bonds	—	(171)	(2)	(43)
Residential mortgage-backed securities	—	—	—	(2)

Fair value option fixed maturities	9	—	(21)	—
Investment funds	(22)	—	16	—
Embedded derivatives:
Other	5	—	5	—

Freestanding derivatives:
Interest rate derivatives	(11)	—	(3)	—
Variable annuities macro hedge program	(216)	—	42	—

Fixed indexed annuities hedge program	22	—	(22)	—
Ceded market risk benefits	(246)	—	157	—
Separate account assets	$3	$—	$(2)	$—
[1]Recorded in unrealized gain (loss) on available-for-sale securities in the statements of comprehensive income.
The following presents the carrying amount and fair value of the Company’s financial assets and liabilities not carried at fair value:

		As of December 31,
	Fair Value Hierarchy Level	2023		2022
		Carrying Amount	Fair Value	Carrying Amount	Fair Value
Assets
Policy loans	Level 2	$1,528	$1,528	$1,495	$1,495
Mortgage loans	Level 3	2,019	1,814	2,520	2,232

Liabilities
Other policyholder funds and benefits payable [1]	Level 3	$9,921	$8,305	$10,675	$8,666
Funds withheld liability	Level 2	10,367	10,367	11,034	11,034
[1]This amount includes contracts accounted for as investment contracts in the scope of ASC 944 and excludes contracts accounted for as insurance contracts, such as our group accident and health, universal life insurance contracts, COLI, and certain FIA and VA contracts with death or other additional benefits.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
6. Reinsurance
The Company assumes reinsurance from unaffiliated insurers to provide our counterparties with risk management solutions. In addition, the Company cedes reinsurance to affiliated and unaffiliated insurers to enable the Company to manage capital and risk exposure. The Company's historical reinsurance cessions provided a level of risk mitigation desired by prior ownership. Such arrangements do not relieve the Company of its primary liability to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company regularly monitors the financial condition and ratings of its reinsurers and structures agreements to provide collateral funds where necessary.
The following summarizes premiums, policy charges and fee income by direct, assumed and ceded insurance types, in the consolidated statements of operations:

	Successor Company			Predecessor Company
	For the Years Ended December 31,		For the Period of July 1, 2021 to December 31, 2021	For the Six Months Ended June 30, 2021
	2023	2022
Premiums, policy charges and fee income
Direct	$2,212	$2,283	$1,197	$1,210
Reinsurance assumed	413	210	69	64
Reinsurance ceded	(1,891)	(1,885)	(806)	(812)
Total premiums, policy charges and fee income	$734	$608	$460	$462
Insurance recoveries on ceded reinsurance agreements, which reduce death and other benefits, were $1,670 and $1,648 for the years ended December 31, 2023 and 2022 (Successor Company), $782 for the period of July 1, 2021 to December 31, 2021 (Successor Company) and $958 for the six months ended June 30, 2021 (Predecessor Company). In addition, the Company has reinsured a portion of the risk associated with VA and the associated GMDB and GMWB risks.
Assumed Reinsurance
Guardian
On November 1, 2022, the Company entered into a reinsurance agreement with Guardian to reinsure $7.1 billion in VA reserves, primarily comprised of contracts with living withdrawal benefit and death benefit riders. The Company assumed 100% of $439 in general account reserves on a coinsurance basis and 100% of $6.7 billion in separate account assets and liabilities, as well as the associated MRB on a modified coinsurance basis. The Company acquired general account assets to support the assumed reserves and received $121 in cash from Guardian upon closing, relating to a ceding commission of $65 and cash settlements. As part of this transaction, the Company entered into an administration services agreement for the reinsured block and will ultimately administer the reinsured block within two years following the close of the transaction. The separate account assets and liabilities are reported on a net basis on the Company's balance sheets and the Company earns income on the assumed separate account assets.
The following table summarizes the impacts of the Guardian transaction at inception:

Liabilities assumed	$481
Less: ceding commission received and other settlements	(65)
Less: assets received	(464)
Net gain on reinsurance	$(48)

Unearned revenue reserve	48
Allianz
On December 30, 2021, the Company entered into a reinsurance agreement with Allianz to assume approximately $8 billion of FIA reserves. Certain of the FIA contracts included living withdrawal benefits. The Company paid $693 to Allianz upon closing, primarily relating to a ceding commission of $866, offset by cash settlements. The Company will participate in an aggregated hedging pool administered by Allianz, whereby the Company will pay Allianz a fee in order to participate in the pool and will receive an index credit payout based on the level of participation in the pool. Allianz will continue to service and administer the policies reinsured under the agreement as the direct insurer of the business.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
6. Reinsurance (continued)
The following table summarizes the impacts of the Allianz transaction on the Successor Company:

Liabilities assumed [1]	$7,355
Net ceding commission paid	866
Less: assets received	(8,849)
Net gain on reinsurance	$(628)

Unearned revenue reserve	628
[1]Includes certain adjustments to FIA MRBs of approximately $0.8 billion.
As part of the Allianz reinsurance transaction, the Company maintains a coinsurance trust for the benefit of Allianz. As of
December 31, 2023, there was $6.4 billion of fixed income securities, $58 of short-term investments and $202 of cash in the coinsurance trust. As of December 31, 2022, there were $6.2 billion of fixed income securities, $199 of short-term investments and $130 of cash in the coinsurance trust.
Other Assumed Reinsurance
On July 29, 2022, the Company executed a flow reinsurance agreement with Allianz. Under the terms of the transaction, the Company assumes certain FIA contracts issued by Allianz after August 2, 2022 on a coinsurance basis. Allianz will continue to service and administer the policies reinsured under the agreement as the direct insurer of the business.
Ceded Reinsurance
Reinsurance recoverables include balances due from reinsurance companies and are presented net of ACL. The ACL represents an estimate of expected credit losses over the lifetime of the contracts that reflect management’s best estimate of reinsurance cessions that may be uncollectible in the future due to reinsurers’ inability to pay. Reinsurance recoverables include an estimate of the amount of policyholder benefits that may be ceded under the terms of the reinsurance agreements. Amounts recoverable from reinsurers are estimated in a manner consistent with assumptions used for the underlying policy benefits. Accordingly, the Company’s estimate of reinsurance recoverables is subject to similar risks and uncertainties as the estimate of the gross reserve for future policy benefits.
The following summarizes reinsurance recoverables by reinsurer for the Successor Company:

	As of December 31,
	2023	2022
Prudential Financial, Inc. [1]	$14,383	$14,313
Massachusetts Mutual Life Insurance Company [1]	5,967	6,672
Commonwealth Annuity and Life Insurance Company [1]	6,531	7,243
TR Re [2]	9,468	9,613
Other reinsurers	1,375	1,403
Gross reinsurance recoverables	37,724	39,244

Allowance for credit losses	(18)	(21)
Reinsurance recoverables, net	$37,706	$39,223
[1]The Company's obligations to its direct policyholders that have been reinsured are primarily secured by invested assets held in trust.
[2]The Company's obligations to its direct policyholders reinsured to TR Re are secured by invested assets held by the Company in segregated portfolios.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
6. Reinsurance (continued)
Allowance for Credit Losses
The Company closely monitors the financial condition, ratings and current market information of all its counterparty reinsurers and records an ACL considering the credit quality of the reinsurer, the invested assets in trust, and the period over which the recoverable balances are expected to be collected. Counterparty risk is assessed on a pooled basis in cases of shared risk characteristics, and separately for individual reinsurers when it is more relevant. The Company evaluates historical events, current conditions, and reasonable and supportable forecasts in developing its ACL estimate. Where its contracts permit, the Company secures future claim obligations with various forms of collateral, including irrevocable letters of credit, secured trusts and funds held accounts. The ACL is estimated using a probability of default and loss given default model applied to the amount of reinsurance recoverables, net of collateral, exposed to loss. The probability of default factor is assigned based on each reinsurer's credit rating. The Company reassesses and updates credit ratings on a quarterly basis. The probability of default factors encompass historical industry defaults for liabilities with similar durations to the reinsured liabilities as estimated through multiple economic cycles. The loss given default factors are based on a study of historical recovery rates for general creditors of corporations through multiple economic cycles.
Affiliated Reinsurance
On December 31, 2022 (Successor Company), the Company retroceded 75% of the business assumed from Allianz to TR Re on a modified coinsurance basis. As a result of the retrocession, the Company recorded a deferred gain of $511.
On December 31, 2021 (Successor Company), the Company reinsured certain payout and VA business to TR Re on a modified coinsurance and coinsurance funds withheld basis. As a result of the reinsurance agreement, the Company recorded a deferred loss of $129.
The following presents the impacts from affiliated reinsurance on the Successor Company's statements of operations:

	Years Ended December 31,
	2023	2022
Revenues
Premiums	$(56)	$(27)
Policy charges and fee income	(304)	(320)
Net investment income	(380)	(136)
Investment related gains	361	696
Total revenues	(379)	213

Benefits, Losses, and Expenses
Benefits and losses	(276)	(117)
Change in market risk benefits	77	4
Amortization of deferred acquisition costs	14	19
Insurance operating costs and other expenses	(136)	(119)
Total benefits, losses and expenses	(321)	(213)

Income (loss) before income taxes	(58)	426

Income tax expense (benefit)	(12)	90
Net income (loss)	$(46)	$336
For the period of July 1, 2021 through December 31, 2021 (Successor Company), there was not a material impact on the statements of operations from the Company's affiliated reinsurance arrangement entered into in 2021.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
7. Value of Business Acquired, Deferred Acquisition Costs, Unearned Revenue Reserves and Other Balances
The following presents a Successor Company rollforward of DAC by product and VOBA associated with VA:

	Deferred Acquisition Costs			Value of Business Acquired	Total
	Variable Annuities	Payout Annuities	Fixed Indexed Annuities
Balance as of January 1, 2022	$94	$112	$—	$341	$547
Additions	—	—	22	—	22
Amortization	(12)	(7)	—	(42)	(61)
Impact of reinsurance	—	—	(12)	—	(12)
Balance as of December 31, 2022	82	105	10	299	496

Balance as of January 1, 2023	82	105	10	299	496
Additions	—	—	64	—	64
Amortization	(12)	(5)	(1)	(37)	(55)
Impact of reinsurance	—	—	(48)	—	(48)
Balance as of December 31, 2023	$70	$100	$25	$262	$457

The following presents a Successor Company rollforward by product of negative VOBA:

	Fixed Annuities [1]	Payout Annuities [2]	Corporate Owned Life Insurance [1]	Total
Balance as of January 1, 2022	$939	$2,782	$195	$3,916
Additions	—	—	—	—
Amortization	(136)	(137)	(32)	(305)
Balance as of December 31, 2022	803	2,645	163	3,611
Less: reinsurance recoverables	(670)	(939)	—	(1,609)
Balance as of December 31, 2022, net of reinsurance	133	1,706	163	2,002

Balance as of January 1, 2023	803	2,645	163	3,611
Additions	—	—	—	—
Amortization	(141)	(133)	(29)	(303)
Balance as of December 31, 2023	662	2,512	134	3,308
Less: reinsurance recoverables	(552)	(893)	—	(1,445)
Balance as of December 31, 2023, net of reinsurance	$110	$1,619	$134	$1,863
[1]Recorded in other policyholder funds and benefits payable on the balance sheets. Reinsurance balances are included in reinsurance recoverables.
[2]Recorded in reserve for future policy benefits on the balance sheets. Reinsurance balances are included in reinsurance recoverables.
`

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
7. Value of Business Acquired, Deferred Acquisition Costs, Unearned Revenue Reserves and Other Balances (continued)

The following presents a Successor Company rollforward of URR, by product, as well as other balances amortized on a basis consistent with DAC, which are included in other policyholder funds and benefits payable and other liabilities, respectively, on the balance sheets:

	Unearned Revenue Reserves				Other Balances [1]
	Variable Annuities	Fixed Indexed Annuities	Payout Annuities	Total
Balance as of January 1, 2022	$—	$628	$76	$704	$845
Additions	48	511	—	559	—
Amortization	(1)	(62)	(5)	(68)	(76)
Balance as of December 31, 2022	47	1,077	71	1,195	769

Additions	—	—	—	—	36
Amortization	(5)	(109)	(4)	(118)	(74)
Balance as of December 31, 2023	$42	$968	$67	$1,077	$731
[1]    Relates to adjustments associated with FIA MRBs recorded in other policyholder funds and benefits payable.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
8. Goodwill and Other Intangible Assets
The carrying amount of goodwill was $97 as of December 31, 2023 and 2022 (Successor Company). There were no additions or impairments recorded for the years ended December 31, 2023 and 2022 (Successor Company), July 1 through December 31, 2021 (Successor Company), and the six months ended June 30, 2021 (Predecessor Company).
The following presents the Company‘s amortizing internally developed software recorded in Goodwill and other intangible assets, net on the balance sheets:

	As of December 31,
	2023	2022
Gross carrying amount	$41	$41
Accumulated amortization	(15)	(9)
Net carrying value	$26	$32
The total amortization expense for other intangible assets recorded within insurance operating costs and other expenses on the statements of operations was $6 and $6 for the years ended December 31, 2023 and 2022, respectively (Successor Company), $3 for the period of July 1, 2021 to December 31, 2021 (Successor Company) and $3 for the six months ended June 30, 2021 (Predecessor Company).
As of December 31, 2023, total amortization expense for other intangible assets is expected to be as follows for each of the next five years:

Year Ended December 31,
2024	$6
2025	6
2026	6
2027	6
2028	2
Indefinite-lived other intangible assets consisting of state insurance licenses were $26 and $26 as of December 31, 2023 (Successor Company) and 2022 (Successor Company). No additions or impairments were recorded for the years ended December 31, 2023 and 2022 (Successor Company), July 1 through December 31, 2021 (Successor Company), and the six months ended June 30, 2021 (Predecessor Company).

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
9. Separate Accounts
The following table presents the aggregate fair value of assets, by major investment asset category, supporting separate accounts:

	As of December 31,
	2023	2022
Fixed maturities	$28,283	$27,485
Equity securities (including mutual funds)	55,678	53,832
Cash and cash equivalents	2,521	1,722
Short-term investments	1,001	2,184
Investment receivables, net [2]	1,814	1,751
Other invested assets [1]	217	281
Separate account assets	$89,514	$87,255
[1]Primarily relates to investments in hedge funds.
[2]Includes trade receivables on investment sales executed in the ordinary course of business where the carrying amount approximates fair value, net of investment income due and accrued.

The following table presents a rollforward of separate account liabilities by product:

	Variable Annuities	Corporate-Owned Life Insurance	Other [1]	Total
Balance as of January 1, 2022	$34,985	$48,497	$28,110	$111,592
Premiums and deposits	233	277	713	1,223
Policy charges	(451)	(643)	(280)	(1,374)
Surrenders and withdrawals	(3,081)	(169)	(2,061)	(5,226)
Benefit payments	(137)	(345)	(131)	(613)
Investment performance	(5,442)	(4,926)	(4,905)	(15,273)
Net transfers from (to) general account	51	(2,693)	(284)	(2,926)
Other	(9)	—	(54)	(63)
Balance as of December 31, 2022	$26,149	$39,998	$21,108	$87,255

Balance as of January 1, 2023	$26,149	$39,998	$21,108	$87,255
Premiums and deposits	204	287	1,414	1,905
Policy charges	(417)	(660)	(330)	(1,407)
Surrenders and withdrawals	(3,111)	(142)	(3,606)	(6,859)
Benefit payments	(128)	(381)	(161)	(670)
Investment performance	4,313	2,502	3,650	10,465
Net transfers from (to) general account	9	(1,177)	(7)	(1,175)
Balance as of December 31, 2023	$27,019	$40,427	$22,068	$89,514

Cash surrender value [2] as of:
December 31, 2022	26,081	36,192	21,094	83,367
December 31, 2023	26,948	37,731	22,053	86,732
[1]Represents separate account liabilities that are fully reinsured to third parties on a modified coinsurance basis.
[2]CSV represents the amount of the contractholders’ account balance distributable at the consolidated balance sheet date, less certain surrender charges.
Not reflected in the tables above are separate account assets and liabilities associated with Guardian contracts assumed on a modified coinsurance basis of $6.4 billion and $6.6 billion as of December 31, 2023 and 2022, respectively.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
10. Reserves for Future Policy Benefits

The following table summarizes the Company’s reserve for future policy benefits recognized on the consolidated balance sheets:

	As of December 31,
	2023	2022
Life-contingent payout annuities [1]	$8,674	$8,560
Additional liabilities for other insurance benefits	6,787	6,253
Deferred profit liability	119	37
Negative VOBA [2]	2,512	2,645
Other reserves [3]	1,287	1,243
Reserve for future policy benefits	$19,379	$18,738
[1]See “Liability for Future Policy Benefits” section below for further information.
[2]Refer to Note 7 - Value of Business Acquired, Deferred Acquisition Costs, Unearned Revenue Reserves, and Other Balances for additional details related to negative VOBA.
[3]Represents reserves for fully reinsured traditional life insurance of $0.8 billion December 31, 2023 and 2022, as well as COLI, other universal life-type products, and short-duration contracts, which are all excluded from the tables below.
Liability for Future Policy Benefits
Significant assumptions and inputs to the calculation of the LFPB for life-contingent payout annuities primarily include assumptions for discount rates, mortality and other policyholder data, including certain demographic data. These assumptions are derived from both policyholder data and experience and industry data and the Company will adjust policyholder data and experience to reflect market data, where necessary. The Company does not include any expense assumptions in the calculation of the LFPB. Annually, the Company reviews all significant cash flow assumptions, such as mortality, unless emerging experience indicates a more frequent review is necessary. As part of its annual review process, the Company assesses trends in both policyholder experience and industry data and updates the assumptions in the liability calculation, as necessary.
A single-A interest rate curve is utilized to discount the cash flows used to calculate the LFPB. The discount rate reflects market observable inputs from upper-medium grade fixed income instrument yields and is reflective of the duration of the liabilities and is updated for market data. The updated cash flows used in the liability calculation are discounted using a forward rate curve.
In 2023, there were significant updates for favorable mortality for certain reserves, as a result of the Company’s assumption update. These updates resulted in lower reserves, which were offset by a deferred profit liability. There were no significant changes in inputs or assumptions made in 2022.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
10. Reserves for Future Policy Benefits (continued)
The Company’s LFPBs consists only of the liability associated with limited pay annuities (e.g., single premium immediate annuities) with life contingencies. As this business has no future expected premiums, the following table presents a rollforward of the present value of expected future policy benefits for life-contingent payout annuities:

	Year Ended December 31,
	2023	2022
Beginning balance	$8,335	$11,617
Beginning balance at original discount rate	11,048	11,571
Effect of actual variances from expected experience due to mortality	(17)	2
Effect of changes in cash flow assumptions	(90)	(23)
Adjusted beginning balance at original discount rate	10,941	11,550

Issuances [1]	147	138
Interest accrual [2]	127	62
Benefit payments	(697)	(702)
Ending balance at original discount rate	10,518	11,048

Cumulative effect of changes in discount rate assumptions	(2,059)	(2,713)
Ending balance	8,459	8,335

Other business [3]	215	225
Adjusted ending balance	8,674	8,560

Less: reinsurance recoverables	(5,083)	(4,992)
Adjusted ending balance, net of reinsurance	$3,591	$3,568
[1]Issuances are included within premiums in the statements of operations.
[2]Interest accretion (expense) is recorded as a component of benefits and losses in the statements of operations.
[3]Represents fully reinsured blocks, whose activity is not included in the table above.
The following is a reconciliation of premiums to the statements of operations:

	Year Ended December 31,
	2023	2022
Life-contingent payout annuities	$147	$138
Reconciling items [1]	(59)	(39)
Total premiums	$88	$99
[1]Reconciling items represent premiums related to fully reinsured traditional life insurance and other lines of business, net of reinsured premiums.
The following presents supplemental disclosures related to the present value of expected future policy benefits for life-contingent payout annuities:

	Year Ended December 31,
	2023	2022
Undiscounted expected future benefits and expenses	$18,127	$18,696

Weighted-average duration of the liability (in years)	11.9	11.7
Weighted-average interest accretion rate	1.3%	0.6%
Weighted-average discount rate	4.9%	5.3%

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
11. Other Policyholder Funds and Benefits Payable
Other policyholder funds and benefits payable consists of the following:

	As of December 31,
	2023	2022
Policyholder account balances [1]	$28,107	$30,364
Unearned revenue reserves [2]	1,077	1,195
Negative VOBA [2]	796	966
Other reserves [3]	(478)	(698)
Other policyholder funds and benefits payable	$29,502	$31,827
[1]Refer to the subsequent tables for a rollforward of PABs.
[2]Refer to Note 7 - Value of Business Acquired, Deferred Acquisition Costs, Unearned Revenue Reserves, and Other Balances for a rollforward of URR and negative VOBA.
[3]Includes the following items which are excluded from the subsequent tables:
•the FIA embedded derivative and unaccreted host contract adjustments;
•adjustments associated with FIA MRBs; and
•the embedded derivative associated with the index-linked features of certain fully reinsured UL products.
Refer to Note 5 - Fair Value Measurements for rollforwards of the embedded derivatives and Note 7 - Value of Business Acquired, Deferred Acquisition Costs, Unearned Revenue Reserves, and Other Balances for a rollforward of adjustments associated with FIA MRBs.
The following presents a rollforward of the policyholder account value, by product:

	Variable Annuities	Fixed Deferred Annuities	Fixed Indexed Annuities	Non-Life Contingent Payout Annuities	Universal Life and Other	Total
Balance as of January 1, 2022	$2,649	$3,069	$7,241	$2,367	$1,957	$17,283
Deposits	447	1	188	233	—	869
Policy charges	(1)	—	(12)	—	(22)	(35)
Surrenders and other benefits	(291)	(420)	(661)	(332)	(125)	(1,829)
Transfers from (to) separate accounts	33	—	—	9	55	97
Interest credited	82	82	71	32	93	360
Other	1	—	21	—	1	23
Balance as of December 31, 2022	2,920	2,732	6,848	2,309	1,959	16,768

Other business [1]	—	812	—	—	12,784	13,596
Adjusted balance	$2,920	$3,544	$6,848	$2,309	$14,743	$30,364

Less: reinsurance recoverables	(1,169)	(3,054)	(4,946)	(1,723)	(12,940)	(23,832)
Adjusted balance, net of reinsurance	$1,751	$490	$1,902	$586	$1,803	$6,532

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
11. Other Policyholder Funds and Benefits Payable (continued)

	Variable Annuities	Fixed Deferred Annuities	Fixed Indexed Annuities	Non-Life Contingent Payout Annuities	Universal Life and Other	Total
Balance as of January 1, 2023	$2,920	$2,732	$6,848	$2,309	$1,959	$16,768
Deposits	2	—	469	243	2	716
Policy charges	(1)	—	(11)	—	(23)	(35)
Surrenders and other benefits	(535)	(549)	(830)	(320)	(84)	(2,318)
Transfers from (to) separate accounts	—	—	—	7	42	49
Interest credited	84	72	105	25	95	381
Other	—	1	5	(3)	(2)	1
Balance as of December 31, 2023	2,470	2,256	6,586	2,261	1,989	15,562

Other business [1]	—	790	—	—	11,755	12,545
Adjusted balance	$2,470	$3,046	$6,586	$2,261	$13,744	$28,107

Less: reinsurance recoverables	(993)	(2,640)	(4,764)	(1,574)	(11,925)	(21,896)
Adjusted balance, net of reinsurance	$1,477	$406	$1,822	$687	$1,819	$6,211
[1]Represents the account value of fully reinsured blocks whose activity is not included in the table above. These blocks were reinsured prior to 2022.
The following table presents the weighted-average crediting rate, NAR, and CSV for PABs, by product:

	Variable Annuities	Fixed Annuities	Fixed Indexed Annuities	Non-Life Contingent Payout Annuities	Universal Life and Other	Total
As of December 31, 2023
Weighted-average crediting rate	3.5%	2.9%	1.6%	1.1%	4.8%	2.4%
Net amount at risk [1]	$—	$—	$—	$—	$915	$915
Cash surrender value [2]	$2,456	$2,198	$6,437	$—	$521	$11,612

As of December 31, 2022
Weighted-average crediting rate	3.1%	2.8%	1.0%	1.4%	4.8%	2.2%
Net amount at risk [1]	$—	$—	$—	$—	$947	$947
Cash surrender value [2]	$2,910	$2,649	$6,696	$—	$532	$12,787
[1]NAR is generally defined as the current guarantee amount in excess of the current account balance at the balance sheet date. The NAR associated with MRBs are presented within Note 12 - Market Risk Benefits. NAR for Variable Annuities is based on total account balances and includes both policyholder account balances and separate account balances.
[2]CSV represents the amount of the contractholder’s account balance distributable at the consolidated balance sheet date, less certain surrender charges.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
11. Other Policyholder Funds and Benefits Payable (continued)
The following presents the balance of account values by range of guaranteed minimum crediting rates (“GMCR”) and the related range of difference, in basis points, between rates being credited to policyholders and the respective guaranteed minimums.

	Range of Guaranteed Minimum Crediting Rate	At Guaranteed Minimum	1 Basis Point to 50 Basis Points Above	51 Basis Points to 150 Basis Points Above	Greater than 150 Basis Points Above	Total
As of December 31, 2023
Variable Annuities	Less than 2.0%	$60	$96	$—	$—	$156
	2.0% - 4.0%	2,122	143	49	—	2,314
	Greater than 4.0%	—	—	—	—	—
	Total	2,182	239	49	—	2,470

Fixed Deferred Annuities	Less than 2.0%	7	2	2	3	14
	2.0% - 4.0%	1,928	73	225	10	2,236
	Greater than 4.0%	6	—	—	—	6
	Total	1,941	75	227	13	2,256

Fixed Indexed Annuities	Less than 2.0%	136	—	119	416	671
	2.0% - 4.0%	560	3	11	—	574
	Greater than 4.0%	—	—	—	—	—
	Total	696	3	130	416	1,245

Universal Life and Other	Less than 2.0%	—	—	—	—	—
	2.0% - 4.0%	757	—	—	—	757
	Greater than 4.0%	1,232	—	—	—	1,232
	Total	$1,989	$—	$—	$—	$1,989

As of December 31, 2022
Variable Annuities	Less than 2.0%	$175	$20	$—	$—	$195
	2.0% - 4.0%	2,544	178	3	—	2,725
	Greater than 4.0%	—	—	—	—	—
	Total	2,719	198	3	—	2,920

Fixed Deferred Annuities	Less than 2.0%	13	3	2	—	18
	2.0% - 4.0%	2,634	35	38	—	2,707
	Greater than 4.0%	7	—	—	—	7
	Total	2,654	38	40	—	2,732

Fixed Indexed Annuities	Less than 2.0%	160	1	88	136	385
	2.0% - 4.0%	857	6	12	—	875
	Greater than 4.0%	—	—	—	—	—
	Total	1,017	7	100	136	1,260

Universal Life and Other	Less than 2.0%	—	—	—	—	—
	2.0% - 4.0%	749	—	—	—	749
	Greater than 4.0%	1,210	—	—	—	1,210
	Total	$1,959	$—	$—	$—	$1,959

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
12. Market Risk Benefits
The following table presents a reconciliation of the gross MRB, by product and asset and liability position:

	As of December 31,
	2023			2022
	Variable Annuities	Fixed Indexed Annuities	Total	Variable Annuities	Fixed Indexed Annuities	Total
Asset position	$576	$2	$578	$321	$4	$325
Liability position	529	545	1,074	711	493	1,204
Net asset	$47	$—	$—	$—	$—	$—
Net liability	$—	$543	$496	$390	$489	$879
The following table presents a rollforward of the net MRB liability, by product:

	Variable Annuities	Fixed Indexed Annuities	Total
Balance as of January 1, 2022	$617	$845	$1,462
Balance at January 1, 2022, before effect of changes in the instrument-specific credit risk	661	845	1,506
Issuances	10	—	10
Interest accrual	9	15	24
Attributed fees collected	232	8	240
Benefit payments	(109)	(72)	(181)
Effect of changes in interest rates	(709)	(248)	(957)
Effect of changes in equity markets	477	(40)	437
Effect of changes in equity index volatility	120	1	121
Actual policyholder behavior different from expected behavior	(142)	11	(131)
Effect of changes in future expected policyholder behavior	5	—	5
Effect of changes in other future expected assumptions	(30)	(1)	(31)
Balance as of December 31, 2022, before effect of changes in the instrument-specific credit risk	$524	$519	$1,043

Cumulative effect of changes in the instrument-specific credit risk	(134)	(30)	(164)
Balance as of December 31, 2022	$390	$489	$879

Less: ceded market risk benefits	(527)	(367)	(894)
Balance as of December 31, 2022, net of reinsurance	$(137)	$122	$(15)

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
12. Market Risk Benefits (continued)

	Variable Annuities	Fixed Indexed Annuities	Total
Balance as of January 1, 2023	$390	$489	$879
Balance as of January 1, 2023, before effect of changes in the instrument-specific credit risk	524	519	1,043
Issuances	(10)	—	(10)
Interest accrual	13	29	42
Attributed fees collected	295	7	302
Benefit payments	(107)	(58)	(165)
Effect of changes in interest rates	(19)	(12)	(31)
Effect of changes in equity markets	(619)	19	(600)
Effect of changes in equity index volatility	(128)	2	(126)
Actual policyholder behavior different from expected behavior	17	13	30
Effect of changes in future expected policyholder behavior	(10)	21	11
Effect of changes in future expected assumptions	5	(8)	(3)
Balance as of December 31, 2023, before effect of changes in the instrument-specific credit risk	$(39)	$532	$493

Cumulative effect of changes in the instrument-specific credit risk	(8)	11	3
Balance as of December 31, 2023	$(47)	$543	$496

Less: ceded market risk benefits	(240)	(408)	(648)
Balance, net of reinsurance	$(287)	$135	$(152)

The following table presents the NAR and weighted average attained age of contractholders for MRBs, by product:

	Variable Annuities	Fixed Indexed Annuities	Total
As of December 31, 2022
Net amount at risk [1]	$976	$213	$1,189
Weighted average attained age of contractholders (in years)	74.1	71.8	72.8

As of December 31, 2023
Net amount at risk [1]	$389	$195	$584
Weighted average attained age of contractholders (in years)	74.4	72.4	72.2
[1]NAR is generally defined as the current guarantee amount in excess of the current account balance at the balance sheet date, net of reinsurance impacts. For products with multiple guarantees, the net amount at risk is based on the benefit with the highest net amount at risk. The VA net amount at risk represents the death benefit portion of the contract, as contracts with a withdrawal benefit also contain a death benefit. The FIA net amount of risk represents the withdrawal portion of the contract. The total represents the combined net amount at risk of VA and FIA.

The Company’s MRBs primarily relate to VA contracts with GMDB, GMIB, and GMWB guarantee features and FIA contracts with GLWB features and two-tier annuitization benefits. As described in Note 1 - Basis of Presentation and Significant Accounting Policies, MRBs and the related reinsurance are calculated using fair value measurement principles, which considers the price paid that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. The fair value of these MRBs are calculated as the present value of expected benefit payments, less the present value of expected fees attributable to the MRB. The determination of the fair value of MRBs requires the use of inputs related to fees and assessments, and assumptions in determining the expected benefits, in excess of the projected account balance.
Fair values for VA and FIA contract benefits are calculated using internally developed models because active, observable markets do not exist for the MRB. Many of these assumptions are established using accepted actuarial valuation methods and are considered unobservable inputs to the fair value measurement. Therefore, the fair value estimate of MRBs are

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
12. Market Risk Benefits (continued)
classified as a level 3 measurement within the fair value hierarchy and the determination of the significant inputs included in the fair value measurement requires the use of management’s judgment. Assumptions are mostly based on policyholder experience and pricing assumptions, which are updated for actual experience, if necessary.
The significant inputs to the valuation models for these MRBs include actuarially determined assumptions for contractholder behavior, as well as lapse rates, benefit utilization rates, surrender rates, and mortality rates. In addition, significant inputs include capital market assumptions, such as interest rate levels and market volatility assumptions.
Variable Annuities
The Company’s VA contracts include variable insurance contracts both entered into directly between the Company and an individual policyholder or assumed through reinsurance with other insurers, including assumed separate account products. Products provide a current or future income stream based on the value of the individual's contract at annuitization, and can include a variety of guaranteed minimum death and withdrawal benefits.
The Company's VA contracts sold to individuals mostly provide GMDBs during the accumulation period that is generally equal to the greater of (a) the contract value at death or (b) premium payments less any prior withdrawals and may include adjustments that increase the benefit, such as for maximum anniversary value ("MAV"). In addition, some of the VA contracts provide a GMWB, whereby if the account value is reduced to a specified level through a combination of market declines and withdrawals, the contractholder is entitled to a guaranteed remaining balance, which is generally equal to premiums less withdrawals. Many policyholders with a GMDB also have a GMWB. These benefits are not additive as policyholders that have a product with both guarantees can receive, at most, the greater of the GMDB or GMWB.
Fixed Indexed Annuities
FIA contracts the Company assumes represent annuity contracts issued by another insurance company under which the Company assumes through reinsurance a quota share of the liabilities. These annuity contracts have a cash value that appreciates based on a GMCR, or the performance of various equity market indices, such as the S&P 500. FIAs generally protect the contract owner against loss of principal and may include GMWBs or enhanced annuitization benefits.
For FIA contracts, assumptions include projected equity returns which impact cash flows attributable to indexed strategies, implied equity volatilities, expected index credits and future equity option costs.
The models are based on a risk neutral valuation framework and incorporate risk premiums inherent in valuation techniques, inputs, and the general uncertainty around the timing and amount of future cash flows. A risk margin is incorporated within the discount rate to reflect uncertainty in the projected cash flows, as well as credit spreads to reflect nonperformance risk, for the Company and reinsurer for the Company's reinsurance transaction.
The following table summarizes the unobservable inputs for MRBs, net of reinsured balances (refer to Note 5 - Fair Value Measurements for a rollforward of ceded MRBs):

Fair Value	Predominant Valuation Technique	Significant Unobservable Input	Range	Weighted Average	Impact of Increase in Input on Fair Value [1]
As of December 31, 2023
Variable annuities (net of reinsurance):
$(287)	Discounted cash flows	Withdrawal utilization [2]	1.0% to 46.0%	15.6%	Increase
		Withdrawal rates [3]	0.0% to 8.0%	4.3%	Increase
		Lapse rates [4]	0.0% to 40.0%	6.0%	Decrease
		Market volatility [5]	10.5% to 26.9%	20.4%	Increase
		Nonperformance risk [6]	0.6% to 2.5%	1.6%	Decrease
		Mortality rate [7]	0.0% to 62.5%	1.4%	Decrease
Fixed indexed annuities:
$135	Discounted cash flows	Withdrawal utilization [2]	0.0% to 42.4%	2.7%	Increase
		Withdrawal rates [3]	2.3% to 8.3%	4.5%	Increase
		Lapse rates [4]	0.0% to 30.0%	3.5%	Decrease
		Market volatility [5]	4.9% to 25.6%	16.7%	Increase
		Nonperformance risk [6]	0.6% to 2.5%	1.7%	Increase
		Mortality rate [7]	0.0% to 40.0%	2.5%	Decrease
		Option budgets [8]	0.0% to 3.8%	1.9%	Increase

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
12. Market Risk Benefits (continued)

Fair Value	Predominant Valuation Technique	Significant Unobservable Input	Range	Weighted Average	Impact of Increase in Input on Fair Value [1]

As of December 31, 2022
Variable annuities (net of reinsurance):
$(137)	Discounted cash flows	Withdrawal utilization [2]	1.8% to 63.0%	22.5%	Increase
		Withdrawal rates [3]	0.0% to 8.0%	4.0%	Increase
		Lapse rates [4]	0.0% to 40.0%	4.5%	Decrease
		Market volatility [5]	18.5% to 28.4%	23.3%	Increase
		Nonperformance risk [6]	0.4% to 3.2%	2.2%	Decrease
		Mortality rate [7]	0.0% to 100.0%	1.3%	Decrease
Fixed indexed annuities:
$122	Discounted cash flows	Withdrawal utilization [2]	0.0% to 29.1%	3.5%	Increase
		Withdrawal rates [3]	0.0% to 20.0%	5.6%	Increase
		Lapse rates [4]	0.5% to 36.0%	4.6%	Decrease
		Market volatility [5]	4.5% to 23.6%	15.8%	Increase
		Nonperformance risk [6]	0.4% to 3.2%	2.2%	Increase
		Mortality rate [7]	0.0% to 39.8%	3.1%	Decrease
		Option budgets [8]	0.5% to 3.8%	2.0%	Increase
[1]Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table.
[2]Range represents assumed percentages of policyholders taking withdrawals.
[3]Range represents assumed annual percentage of allowable amount withdrawn.
[4]Range represents assumed annual percentages of policyholders electing a full surrender.
[5]Range represents implied market volatilities for equity indices based on multiple pricing sources.
[6]Range represents Company credit spreads.
[7]Mortality rates vary by age and by demographic characteristics, such as gender. The range shown reflects the mortality rate for policyholders. Mortality rate assumptions are set based on policyholder experience.
[8]Range represents assumed annual budget for index options.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
13. Debt

Collateralized Advances
The Company is a member of the Federal Home Loan Bank of Boston (“FHLBB”). Membership allows the Company access to collateralized advances, which may be used to support various spread-based business and enhance liquidity management. FHLBB membership requires the Company to own member stock and advances require the purchase of activity stock. The amount of advances that can be taken are dependent on the asset types pledged to secure the advances. The pledge limit is recalculated annually based on statutory admitted assets and capital and surplus. The Company would need to seek the prior approval of the CTDOI in order to exceed these limits. As of December 31, 2023 (Successor Company), the Company had no advances outstanding under the FHLBB facility.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
14. Income Taxes

The following table presents the components of income tax expense (benefit) reported in the Company consolidated statements of operations:

	Successor Company			Predecessor Company
	For the Years Ended December 31,		For the Period of July 1, 2021 to December 31, 2021	For the Six Months Ended June 30, 2021
Income Tax Expense (Benefit)	2023	2022
Current - U.S. Federal	$(2)	$(17)	$(86)	$—
Deferred - U.S. Federal	(37)	124	174	30
Total income tax (benefit) expense	$(39)	$107	$88	$30
Deferred tax assets and liabilities on the consolidated balance sheet consist of the following:

	Successor Company
	December 31, 2023	December 31, 2022
Deferred Tax Assets
Tax basis deferred policy acquisition costs	$142	$129
VOBA and reserves	174	141
Net operating loss carryover	28	1
Employee benefits	4	4
Foreign tax credit carryover	22	16
Net unrealized loss on investments	523	703
Deferred reinsurance gain	239	264
Total deferred tax assets	1,132	1,258
Valuation Allowance	—	—
Net Deferred Tax Assets	1,132	1,258
Deferred Tax Liabilities
Investment related items	(295)	(366)
Other	(9)	(13)
Total deferred tax liabilities	(304)	(379)
Net deferred tax asset	$828	$879
The statute of limitations on the examination of federal tax returns is closed through the 2019 tax year, with the exception of net operating loss ("NOL") carryforwards utilized in open tax years. Management believes that an adequate provision has been made on the financial statements for any potential adjustments that may result from tax examinations and other tax-related matters for all open tax years. As of December 31, 2023 and 2022, the Company had no reserves for uncertain tax positions. As of December 31, 2023 and 2022, there were no unrecognized tax benefits that if recognized would affect the effective tax rate and that had a reasonable possibility of significantly increasing or decreasing within the next 12 months.
The Company classifies interest and penalties (if applicable) as income tax expense on the consolidated financial statements. The Company recognized no interest expense for the years ended December 31, 2023 and 2022, the period of July 1, 2021 to December 31, 2021, and the six months ended June 30, 2021. The Company had no interest payable as of December 31, 2023 and 2022. The Company does not believe it would be subject to any penalties in any open tax years and, therefore, has not recorded any accrual for penalties.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
14. Income Taxes (continued)
The Company believes it is more likely than not that all deferred tax assets will be fully realized. In assessing the need for a valuation allowance, management considered future taxable temporary difference reversals, future taxable income exclusive of reversing temporary differences and carryovers, taxable income in open carry back years and other tax planning strategies. From time to time, tax planning strategies could include holding a portion of debt securities with market value losses until recovery, making investments which have specific tax characteristics and business considerations such as asset-liability matching.
Net deferred income taxes include the future tax benefits associated with the net operating loss carryover and foreign tax credit carryover as follows:
Net Operating Loss Carryover
As of December 31, 2023 and 2022, the net deferred tax asset included the expected tax benefit related to NOLs of $132 and $3, respectively. The NOLs were generated in 2018 and subsequent years. The losses do not expire, but their utilization in any carryforward year is limited to 80% of taxable income in that year. As of December 31, 2023 and 2022, $62 and $3, respectively, of the losses are also subject to Internal Revenue Code Section 382, which may limit the amount that can be utilized in any carryforward year.
Given the Company's expected future earnings, the Company believes sufficient taxable income will be generated in the future to utilize its NOL carryover. Although the Company believes there will be sufficient future taxable income to fully recover the remainder of the loss carryover, the Company's estimate of the likely realization may change over time.
Foreign Tax Credit Carryover
As of December 31, 2023 and 2022, the net deferred tax asset included the expected tax benefit attributable to foreign tax credit carryovers of $22 and $16, respectively.
A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows.

	Successor Company			Predecessor Company
	For the Years Ended December 31,		For the Period of July 1, 2021 to December 31, 2021	For the Six Months Ended June 30, 2021
	2023	2022
Tax provision at U.S. Federal statutory rate	$1	$152	$107	$45
Dividends received deduction ("DRD")	(34)	(38)	(16)	(14)
Foreign related investments	(6)	(7)	(2)	(1)
Other	—	—	(1)	—
Provision for income taxes	$(39)	$107	$88	$30
The separate account DRD is estimated for the current year using information from the most recent return, adjusted for current year equity market performance and other appropriate factors, including estimated levels of corporate dividend payments and level of policy owner equity account balances. The actual current year DRD can vary from estimates based on, but not limited to, changes in eligible dividends received in the mutual funds, amounts of distributions from these mutual funds and the Company’s taxable income before the DRD. The Company evaluates its DRD computations on a quarterly basis.
Corporate Alternative Minimum Tax ("CAMT")
The Inflation Reduction Act of 2022 introduced a 15% CAMT among other tax provisions. The provisions had an effective date beginning after December 31, 2022. Generally, the CAMT imposes a minimum tax on the adjusted financial statement income ("AFSI") of certain corporations with average annual AFSI over a three-year period in excess of $1 billion ("applicable corporations"). The Company has determined that it is not an applicable corporation and therefore not subject to CAMT for the period ending December 31, 2023. Since enactment of the CAMT, the US Treasury Department and the IRS continue to issue guidance to the public. The Company will continue to evaluate the guidance and assess its impact, if any in future years.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
15. Commitments and Contingencies
Contingencies Relating to Corporate Litigation and Regulatory Matters
Management evaluates each contingent matter separately. A loss is recorded if probable and reasonably estimable. Management establishes reserves for these contingencies at its “best estimate,” or, if no one number within the range of possible losses is more probable than any other, the Company records an estimated liability at the low end of the range of losses.
Litigation
The Company is involved in claims litigation arising in the ordinary course of business with respect to life and annuity contracts. The Company accounts for such activity through the establishment of reserves for future policy benefits. Management expects that the ultimate liability, if any, with respect to such ordinary-course claims litigation, after consideration of provisions made for potential losses and costs of defense, will not be material to the consolidated financial condition, results of operations or cash flows of the Company.
On August 15, 2023, Talcott Resolution Life Insurance Company and Talcott Resolution Life and Annuity Insurance Company (collectively “Talcott Resolution”) were named as defendants in two putative class action lawsuits in the United States District Courts for the District of Connecticut and the District of Massachusetts. These cases are captioned as follows: Casey v. Talcott Resolution Life Insurance Company and Talcott Resolution Life and Annuity Insurance Company, et al. (CT) and Guitang v. Talcott Resolution Life Insurance Company (MA). The lawsuits relate to data security events involving the MOVEit file transfer system (“MOVEit Cybersecurity Incident”). The MOVEit file transfer system is software used by a broad range of companies to move sensitive electronic data. PBI Research Services (“PBI”), a third-party service provider for Talcott Resolution, uses the MOVEit file transfer system in the performance of its services. PBI has used the software on behalf of Talcott Resolution to, among other things, search various databases to identify the deaths of insured persons and annuitants under life insurance policies and annuity contracts, respectively, as required by applicable law. Plaintiffs seek to represent various classes and subclasses of Talcott Resolution insurance policy and annuity contract holders whose data allegedly was accessed or potentially accessed in connection with the MOVEit Cybersecurity Incident. Plaintiffs allege that Talcott Resolution breached a purported duty to safeguard their sensitive data from unauthorized access. The complaints assert claims for, among other things, negligence, negligence per se, breach of contract, unjust enrichment, and violations of various consumer protection statutes, and the Plaintiffs seek declaratory and injunctive relief, compensatory and punitive damages, restitution, attorneys’ fees and costs, and other relief. On October 4, 2023, the Joint Panel on Multidistrict Litigation issued an order consolidating all actions relating to the MOVEit Cybersecurity Incident before a single federal judge in the United States District Court for the District of Massachusetts. We intend to vigorously defend these actions.
The Company is also involved in other kinds of legal actions, some of which assert claims for substantial amounts. Such actions have alleged, for example, bad faith in the handling of insurance claims and improper sales practices in connection with the sale of insurance and investment products. Some of these actions also seek punitive damages. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the consolidated financial condition of the Company. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company’s consolidated financial condition, results of operations or cash flows in particular quarterly or annual periods.
Unfunded Commitments
As of December 31, 2023, the Company had outstanding commitments totaling $1,055, of which $559 was committed to investment funds, which may be called by the partnership during the commitment period to fund the purchase of new investments and partnership expenses. Additionally, $380 of the outstanding commitments are primarily related to various funding obligations associated with private debt. The remaining outstanding commitments of $116 are related to mortgage loans.
Guaranty Fund and Other Insurance-Related Assessments
In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state’s fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year depending on the state.
Liabilities for guaranty funds and other insurance-related assessments are accrued when an assessment is probable, when it can be reasonably estimated, and when the event obligating the Company to pay an imposed or probable assessment has occurred. Liabilities for guaranty funds and other insurance-related assessments are not discounted and are included as part of other liabilities on the consolidated balance sheets. As of December 31, 2023 and 2022 (Successor Company), the liability balance was $4 and $4, respectively. As of December 31, 2023 and 2022 (Successor Company) amounts related to premium tax offsets of $1 and $1, respectively, were included in other assets on the consolidated balance sheets.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
15. Commitments and Contingencies (continued)
Derivative Commitments
Certain of the Company’s derivative agreements contain provisions that are tied to the financial strength ratings, as set by nationally recognized statistical agencies or risked-based capital ("RBC") tests, of the individual legal entity that entered into the derivative agreement. If the legal entity’s financial strength were to fall below certain ratings, the counterparties to the derivative agreements could demand immediate and ongoing full collateralization and in certain instances enable the counterparties to terminate the agreements and demand immediate settlement of all outstanding derivative positions traded under each impacted bilateral agreement. The settlement amount is determined by netting the derivative positions transacted under each agreement. If the termination rights were to be exercised by the counterparties, it could impact the legal entity’s ability to conduct hedging activities by increasing the associated costs and decreasing the willingness of counterparties to transact with the legal entity. The aggregate fair value of all derivative instruments with credit-risk-related contingent features that were in a net liability position as of December 31, 2023 (Successor Company) was $294. Of this $294, the legal entities have posted collateral of $461 in the normal course of business. This could change as derivative market values change, as a result of changes in our hedging activities or to the extent changes in contractual terms are negotiated. The nature of the collateral that is posted, when required, would be primarily in the form of U.S. Treasury bills, U.S. Treasury notes and government agency securities.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
16. Related Party Transactions

Intercompany Liquidity Agreements
In 2022, the Company entered into several short-term affiliated intercompany liquidity agreements, permitting TL to borrow a maximum of $1.5 billion and lend a maximum of $500 and the Company's subsidiary to borrow a maximum of $600 and lend a maximum of $200. As of December 31, 2023 and 2022 (Successor Company), the Company did not borrow any amounts under the intercompany liquidity agreements.
As of December 31, 2023 (Successor Company), the Company’s affiliate had outstanding amounts borrowed of $440 from the Company. During 2023, an affiliate repaid $160 associated with previously issued loans.
Parent Company Transactions
As of December 31, 2023 and 2022 (Successor Company), the Company had no direct employees as it is managed by TLI, the Company's indirect parent, pursuant to an Intercompany Services and Cost Allocation Agreement ("reimbursement agreement") between the Company, TLI and other Company affiliates. Effective July 1, 2021, the reimbursement agreement was modified to reflect a cost-plus reimbursement model. The impact of this revision was not material to the Company.
TLI's wholly-owned subsidiary Talcott Administration Services Company, LLC ("TASC") provides insurance administration services and support for the Company and became a related party on October 21, 2021. For the years ended December 31, 2023 and 2022 (Successor Company) and the period from October 1, 2021 to December 31, 2021 (Successor Company), fees incurred for these services were $52, $53 and $14, respectively.
For information related to affiliated reinsurance arrangements with the Company's parent company, TR Re, see Note 1 - Basis of Presentation and Significant Accounting Policies and Note 6 - Reinsurance of Notes to Consolidated Financial Statements.
For information related to capital contributions to the parent company, see the Dividends section of Note 17 - Statutory Results of Notes to Consolidated Financial Statements.
Sixth Street Transactions
As a result of the Sixth Street Acquisition described in Note 1 - Basis of Presentation and Significant Accounting Policies, the Company considers entities affiliated with Sixth Street as related parties. As described below, since the date of the Sixth Street Acquisition, the Company has entered into certain agreements with and made certain investments in Sixth Street affiliates.
The Company has investment management service agreements with a Sixth Street affiliate, in order to diversify the Company’s investment management capabilities and to leverage the specialty knowledge of Sixth Street with respect to certain asset classes. For the years ended December 31, 2023 and 2022 (Successor Company) and the period of July 1, 2021 to December 31, 2021 (Successor Company), the Company recorded expenses related to these agreements of $2, $1 and $0, respectively. As of December 31, 2023 and 2022 (Successor Company), amounts payable under the agreements were $1 and $0, respectively.
For the years ended December 31, 2023 and 2022 (Successor Company), the Company made certain investments totaling $87 and $12, respectively, that are issued and controlled by Sixth Street affiliates. The Company was not determined to be the primary beneficiary for these investments. As of December 31, 2023 and 2022 (Successor Company), outstanding commitments for these investments were $118 and $49, respectively.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
17. Statutory Results

The Company and its domestic insurance subsidiaries prepare their statutory financial statements in conformity with statutory accounting practices prescribed or permitted by the applicable state insurance department which vary materially from U.S. GAAP. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners (“NAIC”), as well as state laws, regulations and general administrative rules. The differences between statutory financial statements and financial statements prepared in accordance with U.S. GAAP vary between domestic and foreign jurisdictions. The principal differences are that statutory financial statements do not reflect deferred policy acquisition and value of business acquired costs and limit deferred income taxes, predominately use interest rate and mortality assumptions prescribed by the NAIC for life benefit reserves, generally carry bonds at amortized cost and present reinsurance assets and liabilities net of reinsurance. For reporting purposes, statutory capital and surplus is referred to collectively as "statutory capital".
Statutory net income (loss) and statutory capital for the Company's U.S. insurance subsidiaries are as follows:

	Successor Company			Predecessor Company
	For the Years Ended December 31,		For the Period of July 1, 2021 to December 31, 2021	For the Six Months Ended June 30, 2021
(In millions)	2023	2022
Combined statutory net income (loss)	$48	$441	$(426)	$(2)

	Successor Company
	As of December 31,
	2023	2022
Statutory capital [1]	$2,188	$2,738
[1]    The Company relies upon a prescribed practice allowed by Connecticut state laws that allow the Company to receive a reinsurance reserve credit for reinsurance treaties that provide for a limited right of unilateral cancellation by the reinsurer. The benefit from this prescribed practice was approximately $27 and $40 as of December 31, 2023 and 2022 (Successor Company), respectively.
Statutory accounting practices do not consolidate the net income (loss) of subsidiaries that report under U.S. GAAP. The combined statutory net income (loss) above represents the total statutory net income (loss) of the Company and its other insurance subsidiaries. Statutory accounting principles require that ceding commissions paid on reinsurance transactions be expensed in the period incurred, affecting statutory net loss, where U.S. GAAP allows for the deferral of these amounts.
Regulatory Capital Requirements
The Company's U.S. insurance companies' states of domicile impose RBC requirements. The requirements provide a means of measuring the minimum amount of statutory capital appropriate for an insurance company to support its overall business operations based on its size and risk profile. Regulatory compliance is determined by a ratio of a company's total adjusted capital (“TAC”) to its authorized control level RBC (“ACL RBC”). Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences (“Company Action Level”) is two times the ACL RBC. The adequacy of a company's capital is determined by the ratio of a company's TAC to its Company Action Level, known as the "RBC ratio." The Company and all of its operating insurance subsidiaries had RBC ratios in excess of the minimum levels required by the applicable insurance regulations. The RBC ratios for the Company and its principal life insurance operating subsidiaries were all in excess of 300% of their Company Action Levels as of December 31, 2023 and 2022 (Successor Company) .The reporting of RBC ratios is not intended for the purpose of ranking any insurance company, or for use in connection with any marketing, advertising or promotional activities.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
17. Statutory Results (continued)
Dividends
The payment of dividends by Connecticut-domiciled insurers is limited under the insurance holding company laws of Connecticut. These laws require notice to and approval by the state insurance commissioner for the declaration or payment of any dividend, which, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (i) 10% of the insurer’s policyholder surplus as of December 31 of the preceding year or (ii) net income (or net gain from operations, if such company is a life insurance company) for the twelve-month period ending on the thirty-first day of December last preceding, in each case determined under statutory insurance accounting principles. In addition, if any dividend of a domiciled insurer exceeds the insurer’s earned surplus or certain other thresholds as calculated under applicable state insurance law, the dividend requires the prior approval of the domestic regulator. In addition to statutory limitations on paying dividends, the Company also takes other items into consideration when determining dividends from subsidiaries. These considerations include, but are not limited to, expected earnings and capitalization of the subsidiary, regulatory capital requirements and liquidity requirements of the individual operating company.
The Company is permitted to pay up to a maximum of $571 in dividends and the Company's subsidiaries are permitted to pay up to a maximum of $429 in dividends, as determined by the above mentioned insurance regulations.
On July 6, 2023 (Successor Company), TL's subsidiary declared and paid TL a dividend of $95 and the Company declared and paid a $575 dividend to its parent, TR Re.
On December 29, 2023 (Successor Company), the Company's subsidiary, American Maturity Life Insurance Company ("AML"), declared and paid TL a dividend of $36.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
18. Changes in and Reclassifications From Accumulated Other Comprehensive Income

The following provides the details and changes in AOCI:

	Successor Company			Predecessor Company
	For the Years Ended December 31,		For the Period of July 1, 2021 to December 31, 2021	For the Six Months Ended June 30, 2021
	2023	2022
Unrealized gain or loss on AFS securities, without an ACL:
Beginning balance	$(2,622)	$(16)	$—	$1,282
Other comprehensive income (loss) before reclassifications	310	(3,710)	(21)	(301)
Reclassification adjustments	544	412	2	(47)
Income tax benefit (expense)	(179)	692	3	73
Ending balance	(1,947)	(2,622)	(16)	1,007

Gain related to discount rate for reserve for future policy benefits:
Beginning balance	859	(14)	—	—
Other comprehensive income (loss) before reclassifications	(268)	1,105	(18)	—
Income tax benefit (expense)	56	(232)	4	—
Ending balance	647	859	(14)	—

Gain related to credit risk for market risk benefits:
Beginning balance	131	35	—	—
Other comprehensive income (loss) before reclassifications	(168)	121	44	—
Income tax benefit (expense)	35	(25)	(9)	—
Ending balance	(2)	131	35	—

Unrealized gain (loss) on cash flow hedges:
Beginning balance	(27)	—	—	(1)
Other comprehensive income (loss) before reclassifications	5	(34)	—	—
Reclassification adjustments	—	—	—	1
Income tax benefit (expense)	(1)	7	—	—
Ending balance	(23)	(27)	—	—

Accumulated other comprehensive income (loss):
Beginning balance	(1,659)	5	—	1,281
Other comprehensive income (loss) before reclassifications	(121)	(2,518)	5	(301)
Reclassification adjustments	544	412	2	(46)
Income tax benefit (expense)	(89)	442	(2)	73
Ending balance	$(1,325)	$(1,659)	$5	$1,007

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
19. Revenue from Contracts with Customers
The Company recognizes revenue from contracts with customers when, or as, goods or services are transferred to customers in an amount that reflects the consideration that an entity is expected to receive in exchange for those goods or services.

	Successor Company			Predecessor Company
	For the Years Ended December 31,		For the Period of July 1, 2021 to December 31, 2021	For the Six Months Ended June 30, 2021
(In millions)	2023	2022
Administration and distribution services fees	$94	$76	$45	$44
The Company earns revenues from these contracts primarily for administrative and distribution services fees from offering certain fund families as investment options in its variable annuity products. Fees are primarily based on the average daily net asset values of the funds and are recorded in the period in which the services are provided and collected monthly. Fluctuations in domestic and international markets and related investment performance, volume and mix of sales and redemptions of the funds, and other changes to the composition of assets under management are all factors that ultimately have a direct effect on fee income earned.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
20. Subsequent Event
The Company has evaluated subsequent events through April 24, 2024, the date the consolidated financial statements were issued. On January 1, 2024, the Company sold its subsidiary AML to TLI. As noted in Note 17 - Statutory Results, prior to the sale, AML paid TL a dividend of $36.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of
Talcott Resolution Life Insurance Company
Opinion on the Financial Statement Schedules
We have audited the consolidated financial statements of Talcott Resolution Life Insurance Company and subsidiaries (the "Company") as of December 31, 2023 and 2022, and for each of the years ended December 31, 2023 and 2022 (Successor Company), and the period of July 1, 2021 to December 31, 2021 (Successor Company) and the six months ended June 30, 2021 (Predecessor Company), and have issued our report thereon dated April 24, 2024 (which report expresses an unqualified opinion). Our audits also included the financial statement schedules I, IV, and V. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company’s financial statement schedules based on our audits. In our opinion, such financial statement schedules, when considered in relation to the financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ DELOITTE & TOUCHE LLP

Hartford, CT
April 24, 2024

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
SCHEDULE I
SUMMARY OF INVESTMENTS—OTHER THAN INVESTMENTS IN RELATED PARTIES
($ in millions)

	Successor Company
	As of December 31, 2023
Type of Investment	Cost [1]	Fair Value	Amount at Which Shown on Balance Sheet
Fixed Maturities
Bonds and notes:
U.S. government and government agencies and authorities (guaranteed and sponsored)	$1,340	$1,010	$1,010
States, municipalities and political subdivisions	961	803	803
Foreign governments	442	404	404
Public utilities	1,599	1,331	1,331
All other corporate bonds	9,637	8,205	8,205
All other mortgage-backed and asset-backed securities	3,347	3,092	3,092
Total fixed maturities, available-for-sale	17,326	14,845	14,845
Fixed maturities, at fair value using fair value option	230	225	225
Total fixed maturities	17,556	15,070	15,070
Equity Securities
Common stocks:
Industrial, miscellaneous and all other	21	22	22
Non-redeemable preferred stocks	182	160	160
Total equity securities, at fair value	203	182	182
Mortgage loans	2,045		2,019
Policy loans	1,534		1,534
Other investments	35	35	35
Short-term investments	741	741	741
Investment funds, at fair value using fair value option	262	232	232
Investment funds accounted for under the equity method	1,145		1,145
Total investments	$23,521		$20,958
[1]    Cost of fixed maturity securities, including those accounted for using the FVO, represents amortized costs. For equity securities, cost represents original cost. For investment funds, including those accounted for using the FVO, cost represents original cost adjusted for equity in earnings and distributions. Cost of mortgage loans represents the amortized cost and excludes the allowance for credit losses ("ACL") of $26. For further information, refer to Schedule V - Valuation and Qualifying Accounts.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
SCHEDULE IV
REINSURANCE
($ In millions)

	Direct Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
For the Year Ended December 31, 2023 (Successor Company)
Life insurance in-force	$214,278	$150,452	$147	$63,973	—%
Insurance Revenues
Life insurance and annuities	$2,201	$1,880	$413	$734	56%
Accident health insurance	11	11	—	—	—%
Total insurance revenues	$2,212	$1,891	$413	$734	56%
For the Year Ended December 31, 2022 (Successor Company)
Life insurance in-force	$222,398	$158,750	$155	$63,803	—%
Insurance Revenues
Life insurance and annuities	$2,271	$1,873	$210	$608	35%
Accident health insurance	12	12	—	—	—%
Total insurance revenues	$2,283	$1,885	$210	$608	35%
For the Period of July 1, 2021 to December 31, 2021 (Successor Company)
Life insurance in-force	$232,607	$166,822	$158	$65,943	—%
Insurance Revenues
Life insurance and annuities	$1,194	$803	$69	$460	15%
Accident health insurance	3	3	—	—	—%
Total insurance revenues	$1,197	$806	$69	$460	15%
For the Six Months Ended June 30, 2021 to December 31, 2021 (Predecessor Company)
Life insurance in-force	$236,517	$170,776	$166	$65,907	—%
Insurance Revenues
Life insurance and annuities	$1,202	$804	$64	$462	14%
Accident health insurance	8	8	—	—	—%
Total insurance revenues	$1,210	$812	$64	$462	14%

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
SCHEDULE V
VALUATION AND QUALIFYING ACCOUNTS
($ In millions)

For the Year Ended December 31, 2023 (Successor Company)
2023	Balance January 1,	Charged to Costs and Expenses	Write-offs/Payments/Other	Balance December 31,
Allowance for credit losses ("ACL") on fixed maturities, AFS	$—	$17	$(1)	$16
ACL on mortgage loans	15	11	—	26
ACL on reinsurance recoverables	21	—	(3)	18
For the Year Ended December 31, 2022 (Successor Company)
2022	Balance January 1,	Charged to Costs and Expenses	Write-offs/Payments/Other	Balance December 31,
Allowance for credit losses ("ACL") on fixed maturities, AFS	$—	$1	$(1)	$—
ACL on mortgage loans	12	3	—	15
ACL on reinsurance recoverables	35	—	(14)	21
For the Period of July 1, 2021 to December 31, 2021 (Successor Company)
2021	Balance July 1,	Charged to Costs and Expenses	Write-offs/Payments/Other	Balance December 31,
ACL on fixed maturities, AFS	$—	$—	$—	$—
ACL on mortgage loans	12	—	—	12
ACL on reinsurance recoverables	34	1	—	35

For the Six Months Ended June 30, 2021 (Predecessor Company)
2021	Balance January 1,	Charged to Costs and Expenses	Write-offs/Payments/Other	Balance June 30,
ACL on fixed maturities, AFS	$1	$—	$—	$1
ACL on mortgage loans	17	(6)	—	11
ACL on reinsurance recoverables	7	—	—	7

PART C
OTHER INFORMATION
ITEM 27. FINANCIAL STATEMENTS AND EXHIBITS
(a)	All financial statements are included in Part A and Part B of the Registration Statement.
(b)(1)(a)
Resolution of the board of directors authorizing the establishment of the Separate Account incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement No. 333-145655, filed on August 10,
2010.

(1)(b)
Resolution of the board of directors authorizing the re-designation of the Separate Account incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement No. 333-145655, filed on August 10,
2010.

(2)	Not applicable.
(3)(a)	Principal Underwriter Agreement incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement No. 33-59541, filed on April 22, 2013.
(3)(b)	Form of Sales Agreement incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement No. 33-59541, filed on April 22, 2013.
(4)	Form of Group Variable Annuity Contract incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement No. 333-145655, filed on August 10, 2010.
(5)	Form of the Application incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement No. 333-145655, filed on August 10, 2010.
(6)(a)	Articles of Incorporation of Talcott Resolution incorporated by reference to Post-Effective Amendment No. 64 to Registration Statement No. 333-72042, filed on April 30, 2019.
(6)(b)	Amended and Restated Bylaws of Talcott Resolution incorporated by reference to Post-Effective Amendment No. 64 to Registration Statement No. 333-72042, filed on April 30, 2019.
(7)	Reinsurance Agreement incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement No. 33-59541, filed on April 22, 2013.
(7)(b)	Reinsurance Agreement dated as of December 31, 2020, is incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement No. 333-151805 filed on April 30, 2021.
(8)	Fund Participation Agreements and Amendments
(8) (a)	Fred Alger & Company, Incorporated, incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(8) (a)(i)	Sixth Amendment to Retail Fund Participation Agreement, is incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement No. 333-151805 filed on April 30, 2021.
(8)(b)	Alliance Fund Distributors, Inc. incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(8)(c)	American Century Investment Services, Inc. incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(8)(c)(i)	Amendment No. 10 incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement No. 333-151805, filed on September 22, 2015.
(8)(c)(ii)	Amendments to Fund Participation Agreement, is incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement No. 333-151805 filed on April 30, 2021.
(8)(d)	American Funds Distributors, Inc. incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.

(8)(d)(i)	Sixth Amendment to Agreement, is incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement No. 333-151805 filed on April 30, 2021.
(8)(e)	Ave Maria — distributed by Ultimus Fund Distributors, LLC incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(i)	Amendment dated 4-1-14 incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement No. 333-151805, filed on April 28, 2015.
(8)(f)	BlackRock Distributors, Inc., as amended (Includes LifePath) incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(8)(f)(i)	Amendments to the Retail Fund Participation Agreement, is incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement No. 333-151805 filed on April 30, 2021.
(8)(g)
Foreside Financial Services, LLC (as New Principal Underwriter for BMO Funds), is incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement No. 333-151805 filed on April 30, 2021.

(8)(h)	Calamos Financial Services LLC incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(8)(i)	Calvert Distributors, Inc. incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(8)(j)	Columbia Funds Distributor, Inc. incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(8)(j)(i)	Assignment agreement dated 4-23-10 incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement No. 333-151805, filed on September 22, 2015.
(8)(j)(ii)	Amendment dated 12-30-13 incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement No. 333-151805, filed on September 22, 2015.
(8)(j)(iii)	Amendment to Agreement, is incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement No. 333-151805 filed on April 30, 2021.
(8)(k)	Davis Distributors, LLC incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(8)(l)	Delaware Distributors, L.P. incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(8)(l)(i)	Amendment No. 1 incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement No. 333-151805, filed on September 22, 2015.
(8)(l)(ii)	Second Amendment to Retail Fund Participation Agreement, is incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement No. 333-151805 filed on April 30, 2021.
(8)(m)	Domini — distributed by DSIL Investment Services LLC incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(8)(n)	Dreyfus Services Corporation incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(8)(n)(i)	Seventh Amendment to Retail Fund Participation Agreement, is incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement No. 333-151805 filed on April 30, 2021.
(8)(o)	DWS — distributed by Scudder Investments Service Company incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(8)(p)	Eaton Vance Distributors, Inc. incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.

(8)(p)(i)	Amendments to Retail Fund Participation Agreement, is incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement No. 333-151805 filed on April 30, 2021.
(8)(q)	Federated Securities Corporation incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(8)(r)	Fidelity Distributors Corporation (Retail Funds) incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(8)(r)(i)	Amendment No. 8 incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement No. 333-151805, filed on April 29, 2016.
(8)(s)	Franklin/Templeton Distributors, Inc. (Mutual Series) incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(8)(s)(i)	Amendment Nos. 1 and 2 incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement No. 333-151805, filed on September 22, 2015.
(8)(t)	Franklin/Templeton Distributors, Inc. (Strategic Series) incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(8)(t)(i)	Amendment Nos. 1 through 5 incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement No. 333-151805, filed on September 22, 2015.
(8)(u)	Franklin/Templeton Distributors, Inc. (Templeton Series) incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(8)(v)	Frost — distributed by SEI Investments Distribution Co. incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(8)(v)(i)	Amendment to Participation Agreement, is incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement No. 333-151805 filed on April 30, 2021.
(8)(w)	Goldman, Sachs & Co. incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(8)(w)(i)	Sixth Amendment to Retail Fund Participation Agreement, is incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement No. 333-151805 filed on April 30, 2021.
(8)(x)	Hartford Investment Financial Services Company (Retail Funds) incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(8)(y)	Hartford Securities Distribution Company, Inc. (Insurance Funds) incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(8)(y)(i)	Amendment Nos. 1 and 2 incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement No. 333-151805, filed on September 22, 2015.
(z)	HIMCO Distribution Services Company incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement No. 333-151805, filed on April 28, 2015.
(aa)	IMST Distributors, LLC (Oak Ridge) incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement No. 333-151805, filed on April 28, 2015.
(bb)	Invesco Distributors, Inc. incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(i)	Amendment dated 1-22-04 incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement No. 333-151805, filed on September 22, 2015.
(cc)	Ivy Funds Distributor, Inc. incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.

(dd)	Janus Distributors, Inc. (Includes Perkins) incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(ee)	JPMorgan Distribution Services, Inc. incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(i)	Amendment dated 12-19-14 incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement No. 333-151805, filed on April 28, 2015.
(8)(ee)(ii)	Amendments to Retail Fund Participation Agreement, is incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement No. 333-151805 filed on April 30, 2021.
(ff)	Legg Mason Wood Walker, Incorporated, incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(8)(ff)(i)	Amendments to Retail Fund Participation Agreement, is incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement No. 333-151805 filed on April 30, 2021.
(gg)	LKCM — distributed by Quasar Distributors, LLC incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(hh)
Loomis Sayles — distributed by IXIS Asset Management Distributors, L.P. (Includes Oakmark) incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23,
2012.

(ii)	Lord Abbett Distributor LLC incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(i)	Amendment No. 4 incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement No. 333-151805, filed on September 22, 2015.
(ii)	Amendment No. 5 incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement File No. 333-151805, filed on April 29, 2016.
(jj)	Managers Distributors, Inc. incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(kk)	MFS Fund Distributors, Inc. incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(i)	Amendment No. 8 incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement No. 333-151805, filed on April 28, 2015.
(ii)	Amendment No. 9 incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement No. 333-151805, filed on April 28, 2015.
(iii)	Amendment No. 10 incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement No. 333-151805, filed on April 28, 2015.
(8)(kk)(iv)	Amendment No. 11 to the Hartford Retail Fund Participation Agreement, is incorporated by reference to Post- Effective Amendment No. 35 to Registration Statement No. 333-151805 filed on April 30, 2021.
(ll)	MML Distributors, LLC incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement No. 333-151805, filed on April 25, 2014.
(8)(ll)(i)	Amendments One and Two to Retail Fund Participation Agreement, is incorporated by reference to Post- Effective Amendment No. 35 to Registration Statement No. 333-151805 filed on April 30, 2021.
(mm)	Munder — distributed by Funds Distributor, Inc. incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(i)	Amendment No. 1 (Victory Funds) incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement No. 333-151805, filed on April 28, 2015.

(ii)	Amendment No. 5 (Victory Funds) incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement No. 333-151805, filed on April 28, 2015.
(iii)	Amendment No. 4 dated 6-28-11 incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement No. 333-151805, filed on September 22, 2015.
(iv)	Amendment dated 8-27-14 incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement No. 333-151805, filed on September 22, 2015.
(nn)	Neuberger & Berman Management Incorporated (Retail Funds) incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(8)(nn)(i)	Amendment dated 9-12-12 incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on September 22, 2015,
(8)(nn)(ii)	Amendments to the Fund Participation Agreement, is incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement No. 333-151805 filed on April 30, 2021.
(oo)	Nuveen Investments, LLC incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(8)(oo)(i)	Second Amendment to Retail Fund Participation Agreement, is incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement No. 333-151805 filed on April 30, 2021.
(pp)	OppenheimerFunds Distributor, Inc. incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(8)(pp)(i)	Second Amendment dated February 1, 2003 incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement No. 333-151805, filed on September 22, 2015.
(8)(pp)(ii)	Amendments to Retail Fund Participation Agreement, is incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement No. 333-151805 filed on April 30, 2021.
(qq)	PIMCO Funds Distributor LLC (Includes Allianz) incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(i)	Amendment No. 2 incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement No. 333-151805, filed on September 22, 2015.
(rr)	Pioneer Funds Distributor, Inc. incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(ss)	Prudential Investment Management Services LLC incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(8)(ss) (i)	Amendment No. 4 incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement No. 333-151805, filed on September 22, 2015.
(8)(ss)(ii)	Amendment No. 5 to Participation Agreement, is incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement No. 333-151805 filed on April 30, 2021.
(tt)	Putnam Mutual Funds Corp. incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(8)(tt)(i)	Amendment Nos. 7 through 10 incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement No. 333-151805, filed on September 22, 2015.
(8)(tt)(ii)	Amendments to the Retail Fund Participation Agreement, is incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement No. 333-151805 filed on April 30, 2021.
(uu)	RidgeWorth Distributors LLC incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.

(vv)	Royce Fund Services, Inc. incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(i)	Amendment dated 10-31-07 incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement No. 333-151805, filed on April 28, 2015.
(ii)	Second Amendment dated 5-12-08 incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement No. 333-151805, filed on April 28, 2015.
(iii)	Third Amendment dated 10-13-11 incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement No. 333-151805, filed on April 28, 2015.
(8)(vv)(iv)	Fourth Amendment to the Retail Fund Participation Agreement, is incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement No. 333-151805 filed on April 30, 2021.
(ww)	Russell Financial Services, Inc. incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(i)	Amendment dated 12-1-14 incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement No. 333-151805, filed on April 28, 2015.
(xx)	T. Rowe Price Investment Services, Inc. incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(yy)	Teachers Personal Investor Services, Inc. incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(8)(yy)(i)	First Amendment to Retail Fund Participation Agreement, is incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement No. 333-151805 filed on April 30, 2021.
(zz)	Thornburg Securities Corp. incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(i)	Amendment dated 9-6-06 incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement No. 333-151805, filed on April 28, 2015.
(ii)	Amendment dated 3-13-07 incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement No. 333-151805, filed on April 28, 2015.
(iii)	Fifth Amendment dated 9-26-11 incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement No. 333-151805, filed on April 28, 2015.
(iv)	Amendment dated 1-18-13 incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement No. 333-151805, filed on April 28, 2015.
(v)	Amendment dated 7-1-14 incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement No. 333-151805, filed on April 28, 2015.
(8)(zz)(vi)	Amendment to the Retail Fund Participation Agreement, is incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement No. 333-151805 filed on April 30, 2021.
(aaa)	Timothy Partners, Ltd. incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(8)(aaa)(i)	Amendment No. 1 to the Retail Fund Participation Agreement, is incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement No. 333-151805 filed on April 30, 2021.
(bbb)	UBS — distributed by Brinson Advisors, Inc. incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(8)(ccc)	Victory Retail Service Agreement and Amendments incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement No. 333-151805, filed on September 22, 2015.

(8)(ddd)
VP Distributors, LLC (Virtus Funds) Retail Fund Participation Agreement, as amended, is incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement No. 333-151805 filed on April 30,
2021.

(eee)	Wells Fargo Funds Distributor, LLC incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(i)	First Amendment dated 7-1-11 incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement No. 333-151805, filed on April 25, 2014.
(ii)	Second Amendment dated 12-3-12 incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement No. 333-151805, filed on April 25, 2014.
(8)(fff)	Administrative Services Agreement dated as of December 31, 2020, is incorporated by reference to Post- Effective Amendment No. 35 to Registration Statement No. 333-151805 filed on April 30, 2021.
(9)	Opinion and Consent of Mike Knowles, sub-administrator and agent and attorney-in-fact of Talcott Resolution Life Insurance Company Separate Account 11 is filed herewith.
(10)	(a) Consent of Deloitte & Touche LLP (Hartford, CT) is filed herewith.
(b) Written Consent of Eversheds Sutherland (US) LLP is filed herewith.
(c) Consent of Deloitte & Touche LLP (Denver, CO) is filed herewith.
(99)	Copy of Power of Attorney is filed herewith.

333-151805
ITEM 28. DIRECTORS AND OFFICERS OF THE DEPOSITOR
NAME	POSITION
David Bell	Assistant Secretary and Chief Information Security Officer
Ellen T. Below	Executive Vice President and Chief Communications Officer and Head of Community Involvement
Jeremy Billiel	Assistant Vice President and Treasurer
Matthew Bjorkman	Vice President and Chief Auditor
John B. Brady	Vice President and Chief Actuary, Appointed Actuary
Christopher S. Conner	Assistant Vice President, Chief Compliance Officer of Separate Accounts, AML Compliance Officer and Sanctions Compliance Officer
Christopher B. Cramer	Senior Vice President, Corporate Secretary and Chief Tax Officer
James Cubanski	Vice President
Christopher J. Dagnault	Vice President
Glenn Gadzik	Vice President and Actuary
Emily Golovicher	Vice President
Christopher M. Grinnell	Vice President and Associate General Counsel
Oliver Jakob	Director
Donna R. Jarvis	Vice President and Actuary
James Kosinski	Vice President and Chief Risk Officer
Diane Krajewski	Vice President, Chief Human Resources Officer and Head of Operations
Jessica Kubat	Vice President
Lindsay Mastroianni	Vice President and Controller
Craig D. Morrow	Vice President and Head of Valuation
James O’Grady	Executive Vice President and Chief Investment Officer, Director
Lisa M. Proch	Chief Legal Officer and Chief Compliance Officer, Director
Samir Srivastava	Vice President and Chief Information Officer, Director
Robert W. Stein	Director
Ronald K. Tanemura	Director
Xiaobo Zhou	Assistant Vice President and Head of Pricing

Unless otherwise indicated, the principal business address of each of the above individuals is 1 American Row, Hartford, CT 06103.
ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT
The Separate Accounts of Talcott Resolution Life Insurance Company (“TL”) and Talcott Resolution Life and Annuity Insurance Company (“TLA”) are the listed Registrants. TL and TLA are the Depositors. Entities that are controlled by TAO Insurance Holdings, LLC, which controls the Depositors, are listed below, along with entities that are owned or controlled by the Depositors.
Alan Waxman and Anthony M. Muscolino (Individuals) (1)
TAO Insurance Holdings, LLC (DE) (2)
TAO Sutton Holdings, LLC (CYM) (3)
Talcott Financial Group Investments, LLC (BMU)
Talcott Financial Group, Ltd. (BMU)
Talcott Re FinCo, Ltd. (BMU)
Talcott Re Holdings, Ltd. (BMU)
Talcott Life Re, Ltd. (BMU)
Talcott Life & Annuity Re, Ltd. (CYM)
Sutton Cayman Holdings, Ltd. (CYM)
Talcott Financial Group GP, LLC (DE)
Talcott Holdings, LP (DE)
Talcott Acquisition, Inc. (DE)
Talcott Resolution Life, Inc. (DE)
American Maturity Life Insurance Company (CT)
TR Re, Ltd. (BMU)
Talcott Administration Services Company, LLC (DE)
LIAS Administration Fee Issuer LLC (DE)
Talcott Resolution Life Insurance Company (CT) (4)
(1)
Pursuant to the operating agreement of TAO Insurance Holdings, LLC, Alan Waxman, as a member of TAO Insurance Holdings, LLC, has the authority to appoint the managing member of TAO Insurance Holdings, LLC and has appointed A. Michael Muscolino.
(2)
TAO Insurance Holdings, LLC is the managing member of TAO Sutton Holdings, LLC and TAO Sutton Parent, LLC (DE) and Sixth Street TAO Management, LLC.
(3)
TAO Sutton Parent, LLC and certain additional co-investment vehicles hold 100% of the passive, non-voting economic interest in TAO Sutton Holdings, LLC. 11 parallel investment vehicles known as the TAO Funds hold 100% of the passive, non-voting economic interest in TAO Sutton Parent, LLC. TAO Insurance Holdings, LLC is the managing member of TAO Sutton Parent LLC with 100% voting control. All of the TAO Funds and co-investment vehicles are under the ultimate control of Alan Waxman and/or Michael Muscolino. None of the co-investors investing through either the TAO Funds or the co-investment vehicles hold any voting securities of the identified entities or have the ability to appoint directors. Certain of the TAO Funds are also indirect owners Klaverblad Levensverzekering N.V., Lifetri, Uitvaartverzekeringen N.V., and Lifetri Verzekeringen N.V.
(4)
The following entities are wholly-owned subsidiaries of Talcott Resolution Life Insurance Company and are under common control: Talcott Resolution International Life Reassurance Corporation (CT), Talcott Resolution Life and Annuity Insurance Company (CT), and 21 Church Street R, LLC (DE). Talcott Resolution Life and Annuity Insurance Company (CT) owns 100% of Talcott Resolution Distribution Company, Inc. (CT) and Talcott Resolution Comprehensive Employee Benefit Service Company (CT).

ITEM 30. INDEMNIFICATION
Section 33-776 of the Connecticut General Statutes states that: “a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive.”
Provision is made that the Corporation, to the fullest extent permissible by applicable law as then in effect, shall indemnify any individual who is a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, and whether formal or informal (each, a “Proceeding”) because such individual is or was (i) a Director, or (ii) an officer or employee of the Corporation (for purposes of the by-laws, each an “Officer”), against obligations to pay judgments, settlements, penalties, fines or reasonable expenses (including counsel fees) incurred in a Proceeding if such Director or Officer: (l)(A) conducted him or herself in good faith; (B) reasonably believed (i) in the case of conduct in such person’s official capacity, which shall include service at the request of the Corporation as a director, officer or fiduciary of a Covered Entity (as defined below), that his or her conduct was in the best interests of the Corporation; and (ii) in all other cases, that his or her conduct was at least not opposed to the best interests of the Corporation; and (C) in the case of any criminal proceeding, such person had no reasonable cause to believe his or her conduct was unlawful; or (2) engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the Corporation’s Certificate, in each case, as determined in accordance with the procedures set forth in the by-laws. For purposes of the by- laws, a “Covered Entity” shall mean another corporation, partnership, joint venture, trust or other enterprise (including, without limitation, any employee benefit plan) in respect of which such person is serving at the request of the Corporation as a director, officer or fiduciary.
Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
ITEM 31. PRINCIPAL UNDERWRITERS
(a)
MMLD acts as principal underwriter for the following investment companies:
Talcott Resolution Life Insurance Company - Separate Account Two
Talcott Resolution Life Insurance Company - Separate Account Two (DC Variable Account I)
Talcott Resolution Life Insurance Company - Separate Account Two (DC Variable Account II)
Talcott Resolution Life Insurance Company - Separate Account Two (QP Variable Account)
Talcott Resolution Life Insurance Company - Separate Account Two (NQ Variable Account)
Talcott Resolution Life Insurance Company - Separate Account Eleven
Talcott Resolution Life Insurance Company - Separate Account Twelve
(b)
Officers and Member Representatives of MML Distributors, LLC
NAME	POSITIONS AND OFFICES WITH UNDERWRITER	PRINCIPAL BUSINESS ADDRESS
Alyssa O’Connor	Assistant Secretary	*
Edward K. Duch, III	Vice President, Chief Legal Officer and Secretary	*
James Puhala	Chief Compliance Officer	*
Jeffrey Sajdak	Assistant Treasurer	*
Julieta Sinisgalli	Assistant Treasurer	*
Kelly Pirrotta	AML Compliance Officer	*
Kevin LaComb	Assistant Treasurer	*
Mario Morton	Registration Manager and Continuing Education Officer	*

NAME	POSITIONS AND OFFICES WITH UNDERWRITER	PRINCIPAL BUSINESS ADDRESS
Keith McDonagh	Member Representative, MassMutual Holding LLC and Massachusetts Mutual Life Insurance Company	*
Frank Rispoli	Chief Financial Officer and Treasurer	*
Pablo Cabrera	Assistant Treasurer	*
Paul LaPiana	Chief Executive Officer and President	*
Stephen Alibozek	Entity Contracting Officer	*
Vincent Baggetta	Chief Risk Officer	*
*
Address: 1295 State Street, Springfield, MA 01111
ITEM 32. LOCATION OF ACCOUNTS AND RECORDS
All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Empower Annuity Insurance Company of America (“Empower”), as sub-administrator at 8515 East Orchard Road, Greenwood Village, Colorado 80111
ITEM 33. MANAGEMENT SERVICES
All management contracts are discussed in Part A and Part B of this registration statement.
ITEM 34. FEE REPRESENTATION
The Depositor represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.
ITEM 35. ADDITIONAL REPRESENTATION
The Company is relying the relief provided in ING Life Insurance and Annuity Company (Aug. 30, 2012) and American Council of Life Insurance, (Nov. 28, 1988) with respect to the sale of the Contracts to fund 403(b) plans and has complied with the terms of these letters.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Hartford, and State of Connecticut on this 26th day of April, 2024.
TALCOTT RESOLUTION LIFE INSURANCE COMPANY - SEPARATE ACCOUNT ELEVEN (Registrant)
By:	/s/ Lisa M. Proch
Lisa M. Proch, Chief Legal Officer and Chief Compliance Officer, Director

TALCOTT RESOLUTION LIFE INSURANCE COMPANY (Depositor)
By:	/s/ Lisa M. Proch
Lisa M. Proch, Chief Legal Officer and Chief Compliance Officer, Director

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.
Signature	Title	Date
/s/ Lisa M. Proch	Chief Legal Officer and Chief Compliance Officer, Director (Serving the Function of Principal Executive Officer)*	April 26, 2024
Lisa M. Proch*
/s/ James O’Grady	Executive Vice President, Chief Investment Officer, Director*	April 26, 2024
James O’Grady*
/s/ Oliver Jakob	Director*	April 26, 2024
Oliver Jakob*
/s/ Samir Srivastava	Vice President, Chief Information Officer, Director*	April 26, 2024
Samir Srivastava*
/s/ Robert W. Stein	Director*	April 26, 2024
Robert W. Stein*
/s/ Ronald K. Tanemura	Director*	April 26, 2024
Ronald K. Tanemura*

Signature		Title	Date
/s/ Lindsay Mastroianni		Vice President and Controller (Serving the Functions of Principal Financial Officer and Principal Accounting Officer)*	April 26, 2024
Lindsay Mastroianni*

*By:	/s/ Mike Knowles	Attorney-in-Fact	April 26, 2024
Mike Knowles

333-151805

EXHIBIT INDEX
Exhibit	Description
(9)	Opinion and Consent of Mike Knowles, sub-administrator and agent and attorney-in-fact of Talcott Resolution Life Insurance Company Separate Account 11.
(10)(a)	Consent of Deloitte & Touche LLP (Hartford, CT).
(10)(b)	Written Consent of Eversheds Sutherland (US) LLP.
(10)(c)	Consent of Deloitte & Touche LLP (Denver, CO).
(99)	Powers of Attorney for the officers listed in the Signatures section of this registration statement filing.